UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Morgan Stanley Pathway Funds - Morgan Stanley Pathway Large Cap Equity ETF

MSLC | NYSE Arca

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$42	0.39%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 1000® Index:

   Contributors:

       o Overweight Financials as sector outperformed the index.

       o Positioning within the Consumer Services sector.

   Detractors:

       o Underweight Information Technology as sector outperformed the index.

       o Positioning within the Energy sector.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Morgan Stanley Pathway Large Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	Morgan Stanley Pathway Large Cap Equity ETF - NAV (With Annual Advisory Program FeeFootnote Reference2)	Russell 1000® Index
8/15	$10,000	$10,000	$10,000
8/16	$10,708	$10,445	$11,169
8/17	$12,192	$11,601	$12,974
8/18	$14,495	$13,460	$15,546
8/19	$14,687	$13,370	$15,933
8/20	$17,455	$15,606	$19,518
8/21	$23,003	$20,168	$25,813
8/22	$19,452	$16,712	$22,466
8/23	$22,313	$18,793	$25,927
8/24	$27,795	$22,945	$32,822
8/25	$31,879	$25,796	$38,151

Average Annual Total Returns (%)Footnote Reference1

	1 Year	5 Years	10 Years
Morgan Stanley Pathway Large Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	14.69%	12.80%	12.29%
Morgan Stanley Pathway Large Cap Equity ETF - NAV (With Annual Advisory Program Fee)Footnote Reference2	12.42%	10.46%	9.74%
Russell 1000® Index	16.24%	14.34%	14.33%
Footnote	Description
Footnote[1]	Performance prior to December 9, 2024 is that of Large Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place on December 9, 2024.
Footnote[2]	The Morgan Stanley Annual Advisory Program Fees are only applicable to shareholders who own shares of the Fund through a Morgan Stanley-sponsored investment advisory program. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,292,785,710
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	13%
Advisory Fees Paid	$8,889,105

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.5%
Utilities	1.9%
Real Estate	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	4.1%
Health Care	9.4%
Communication Services	9.5%
Industrials	10.0%
Consumer Discretionary	11.4%
Financials	16.3%
Information Technology	27.9%

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	6.3%
NVIDIA Corp.	5.5%
Amazon.com Inc.	4.8%
Apple Inc.	4.1%
Meta Platforms Inc., Class A Shares	2.7%
Broadcom Inc.	2.2%
Alphabet Inc., Class A Shares	2.1%
JPMorgan Chase & Co.	1.6%
Visa Inc., Class A Shares	1.5%
Berkshire Hathaway Inc., Class B Shares	1.3%
Total	32.1%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Morgan Stanley Pathway Large Cap Equity ETF converted from Large Cap Equity Fund on December 9, 2024. The conversion, approved by the Board of Trustees in August 2024, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have the same investment objectives and principal investment strategies. Returns prior to the conversion are those of the former corresponding fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

MSLC-TSR-AR

Morgan Stanley Pathway Funds - Morgan Stanley Pathway Small-Mid Cap Equity ETF

MSSM | NYSE Arca

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$64	0.62%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 2500® Index:

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within the Industrials sector.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within the Communication Services sector.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (With Annual Advisory Program FeeFootnote Reference2)	Russell 3000® Index	Russell 2500® Index
8/15	$10,000	$10,000	$10,000	$10,000
8/16	$9,449	$9,213	$11,144	$10,879
8/17	$10,819	$10,287	$12,934	$12,318
8/18	$13,217	$12,262	$15,553	$15,192
8/19	$12,391	$11,269	$15,757	$14,106
8/20	$13,478	$12,038	$19,135	$15,064
8/21	$19,023	$16,663	$25,458	$21,974
8/22	$16,000	$13,732	$22,076	$18,558
8/23	$17,035	$14,332	$25,334	$19,790
8/24	$19,623	$16,182	$31,958	$23,229
8/25	$21,128	$17,078	$37,020	$25,560

Average Annual Total Returns (%)Footnote Reference1

	1 Year	5 Years	10 Years
Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	7.67%	9.41%	7.77%
Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (With Annual Advisory Program Fee)Footnote Reference2	5.54%	7.13%	5.31%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2500® Index	10.04%	11.15%	9.84%
Footnote	Description
Footnote[1]	Performance prior to December 9, 2024 is that of Small-Mid Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place on December 9, 2024.
Footnote[2]	The Morgan Stanley Annual Advisory Program Fees are only applicable to shareholders who own shares of the Fund through a Morgan Stanley-sponsored investment advisory program. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$673,930,502
# of Portfolio Holdings	2,324
Portfolio Turnover Rate	45%
Advisory Fees Paid	$2,759,271

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	2.7%
Communication Services	2.5%
Consumer Staples	3.2%
Energy	3.6%
Utilities	3.7%
Materials	4.2%
Real Estate	4.5%
Consumer Discretionary	10.2%
Health Care	12.4%
Financials	14.8%
Information Technology	17.3%
Industrials	20.9%

Top Ten Holdings (% of Investments)Footnote Referencea

Royal Bank of Canada - Toronto	1.8%
Comfort Systems USA Inc.	1.1%
Ascendis Pharma AS, ADR	1.0%
ViaSat Inc.	0.7%
FTAI Aviation Ltd.	0.7%
Rambus Inc.	0.7%
Kyndryl Holdings Inc.	0.6%
Regal Rexnord Corp.	0.6%
Resideo Technologies Inc.	0.6%
TechnipFMC PLC	0.6%
Total	8.4%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Morgan Stanley Pathway Small-Mid Cap Equity ETF converted from Small-Mid Cap Equity Fund on December 9, 2024. The conversion, approved by the Board of Trustees in August 2024, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have the same investment objectives and principal investment strategies. Returns prior to the conversion are those of the former corresponding fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

MSSM-TSR-AR

Morgan Stanley Pathway Funds - International Equity Fund

TIEUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$63	0.60%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI EAFE® Index (Net):

   Contributors:

       o Positioning within Materials, Communication Services, and Consumer Staples sectors.

       o Positioning within France, United Kingdom, and Italy.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within Japan, Germany, and Spain.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Equity Fund (Without Annual Advisory Program Fee)	International Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	MSCI EAFE® Index (Net)
8/15	$10,000	$10,000	$10,000
8/16	$10,096	$9,850	$9,988
8/17	$11,826	$11,257	$11,750
8/18	$12,317	$11,441	$12,266
8/19	$11,537	$10,502	$11,866
8/20	$12,534	$11,207	$12,594
8/21	$16,160	$14,168	$15,884
8/22	$12,707	$10,915	$12,739
8/23	$15,467	$13,027	$15,022
8/24	$18,307	$15,112	$17,936
8/25	$20,418	$16,521	$20,424

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
International Equity Fund (Without Annual Advisory Program Fee)	11.53%	10.25%	7.40%
International Equity Fund (With Annual Advisory Program Fee)Footnote Reference1	9.33%	7.96%	4.96%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,194,401,638
# of Portfolio Holdings	943
Portfolio Turnover Rate	29%
Advisory Fees Paid	$5,626,911

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	1.5%
Other Countries	17.6%
Sweden	2.5%
Spain	2.9%
Italy	3.0%
Australia	3.8%
Netherlands	5.1%
Switzerland	7.5%
Germany	9.0%
France	11.7%
United Kingdom	16.7%
Japan	18.7%

Top Ten Holdings (% of Investments)Footnote Referencea

SAP SE	1.6%
Roche Holding AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.3%
Kering SA	1.1%
Novo Nordisk AS, Class B Shares	1.1%
Infineon Technologies AG	1.1%
Reckitt Benckiser Group PLC	1.0%
Rolls-Royce Holdings PLC	1.0%
Alstom SA	0.9%
Total	12.2%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TIEUX-TSR-AR

Morgan Stanley Pathway Funds - Emerging Markets Equity Fund

TEMUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$81	0.75%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI Emerging Markets Index (Net):

   Contributors:

       o Overweight Financials as the sector outperformed the index.

       o Positioning within India, Saudia Arabia, and Hungary.

   Detractors:

       o Underweight Communication Services as sector outperformed the index.

       o Positioning within China, Argentina, and South Africa.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	Emerging Markets Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	MSCI Emerging Markets Index (Net)
8/15	$10,000	$10,000	$10,000
8/16	$11,531	$11,252	$11,183
8/17	$14,470	$13,783	$13,926
8/18	$13,658	$12,694	$13,832
8/19	$13,603	$12,394	$13,229
8/20	$14,528	$12,994	$15,145
8/21	$17,620	$15,452	$18,344
8/22	$13,050	$11,212	$14,344
8/23	$13,655	$11,500	$14,524
8/24	$15,467	$12,767	$16,713
8/25	$17,877	$14,464	$19,520

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	15.58%	4.24%	5.98%
Emerging Markets Equity Fund (With Annual Advisory Program Fee)Footnote Reference1	13.29%	2.07%	3.57%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$655,820,870
# of Portfolio Holdings	1,224
Portfolio Turnover Rate	20%
Advisory Fees Paid	$3,070,521

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	2.2%
Other Countries	12.9%
Indonesia	1.5%
Mexico	2.7%
Saudi Arabia	2.8%
South Africa	3.1%
Hong Kong	4.5%
Brazil	5.3%
South Korea	10.1%
India	15.9%
Taiwan	17.0%
China	22.0%

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Ltd.	5.6%
Samsung Electronics Co., Ltd.	2.5%
SK Hynix Inc.	2.1%
Alibaba Group Holding Ltd.	2.0%
Reliance Industries Ltd.	1.6%
HDFC Bank Ltd., ADR	1.5%
Citibank - New York	1.1%
Alibaba Group Holding Ltd., ADR	1.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.0%
Total	27.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TEMUX-TSR-AR

Morgan Stanley Pathway Funds - Core Fixed Income Fund

TIIUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$48	0.47%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Aggregate Bond™ Index:

   Contributors:

       o Credit quality allocation.

       o Security selection.

   Detractors:

       o Allocations to nonagency collateralized mortgage obligations.

       o Interest rate positioning.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Core Fixed Income Fund (Without Annual Advisory Program Fee)	Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index
8/15	$10,000	$10,000	$10,000
8/16	$10,584	$10,324	$10,597
8/17	$10,697	$10,176	$10,649
8/18	$10,553	$9,789	$10,537
8/19	$11,649	$10,592	$11,609
8/20	$12,518	$11,182	$12,360
8/21	$12,591	$11,024	$12,350
8/22	$10,972	$9,414	$10,928
8/23	$10,797	$9,079	$10,797
8/24	$11,549	$9,519	$11,585
8/25	$11,899	$9,614	$11,948

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Core Fixed Income Fund (Without Annual Advisory Program Fee)	3.03%	-1.01%	1.75%
Core Fixed Income Fund (With Annual Advisory Program Fee)Footnote Reference1	0.99%	-3.07%	-0.56%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.80%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,656,284,291
# of Portfolio Holdings	3,238
Portfolio Turnover Rate	136%
Advisory Fees Paid	$5,559,545

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.5%
Right	0.0%Footnote Referencea
Common Stock	0.0%Footnote Referencea
Open End Mutual Fund Security	0.0%Footnote Referencea
Senior Loans	0.1%
Municipal Bonds	0.2%
Asset-Backed Securities	1.9%
Sovereign Bonds	3.0%
Collateralized Mortgage Obligations	13.4%
U.S. Government Obligations	17.7%
Mortgage-Backed Securities	28.2%
Corporate Bonds & Notes	29.0%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	6.6%
Not Rated	8.6%
CCC or Lower	0.1%
B	1.5%
BB	5.3%
BBB	15.6%
A	10.9%
AA	50.4%
AAA	3.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Effective March 28, 2025, Western Asset Management Company was no longer a sub-adviser to the Fund and J.P. Morgan Investment Management Inc. began serving as a sub-adviser to the Fund. Consulting Group Advisory Services, LLC continues to serve as the adviser to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TIIUX-TSR-AR

Morgan Stanley Pathway Funds - High Yield Fund

THYUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$85	0.82%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Corporate High Yield Bond Index:

   Contributors:

       o Security selection among Consumer Non-Cyclicals.

       o Overweight to REITS.

   Detractors:

       o Overweight Electric Utilities.

       o Security selection within Insurance credits.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	High Yield Fund (Without Annual Advisory Program Fee)	High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	Bloomberg U.S. Corporate High Yield Bond Index
8/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,402	$10,147	$10,650	$10,907
8/17	$11,273	$10,728	$10,793	$11,849
8/18	$11,664	$10,827	$10,693	$12,251
8/19	$12,315	$11,207	$11,770	$13,055
8/20	$12,332	$11,015	$12,525	$13,669
8/21	$13,393	$11,727	$12,636	$15,056
8/22	$11,936	$10,242	$11,138	$13,461
8/23	$12,737	$10,714	$11,094	$14,425
8/24	$14,133	$11,653	$11,973	$16,236
8/25	$15,244	$12,319	$12,419	$17,577

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
High Yield Fund (Without Annual Advisory Program Fee)	7.86%	4.33%	4.31%
High Yield Fund (With Annual Advisory Program Fee)Footnote Reference1	5.72%	2.16%	1.93%
Bloomberg U.S. Universal Bond™ Index	3.72%	-0.17%	2.19%
Bloomberg U.S. Corporate High Yield Bond Index	8.26%	5.16%	5.80%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$141,721,826
# of Portfolio Holdings	300
Portfolio Turnover Rate	76%
Advisory Fees Paid	$682,144

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	2.8%
Senior Loans	0.3%
Corporate Bonds & Notes	96.9%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	2.8%
Not Rated	0.3%
CCC or Lower	6.3%
B	36.2%
BB	50.9%
BBB	2.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Effective March 28, 2025, Western Asset Management Company was no longer a sub-adviser to the Fund. Consulting Group Advisory Services, LLC continues to serve as the adviser to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

THYUX-TSR-AR

Morgan Stanley Pathway Funds - International Fixed Income Fund

TIFUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$120	1.18%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE Non-U.S. WGBI (USD) - Hedged:

   Contributors:

       o Positioning within US rates and euro bloc rates.

       o Positions within EM currencies including long exposure to the Turkish Lira.

   Detractors:

       o Positioning within Chinese interest rate strategies.

       o Short exposure to select EM Asia currencies, including the Taiwanese dollar.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Fixed Income Fund (Without Annual Advisory Program Fee)	International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	FTSE Non-U.S. WGBI (USD) - Hedged
8/15	$10,000	$10,000	$10,000
8/16	$10,970	$10,698	$10,900
8/17	$11,078	$10,536	$10,814
8/18	$11,327	$10,508	$11,025
8/19	$12,461	$11,274	$12,443
8/20	$12,555	$11,078	$12,478
8/21	$12,788	$11,005	$12,584
8/22	$11,312	$9,542	$11,230
8/23	$11,295	$9,339	$11,192
8/24	$12,068	$9,781	$11,922
8/25	$12,520	$9,947	$12,200

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
International Fixed Income Fund (Without Annual Advisory Program Fee)	3.75%	-0.05%	2.27%
International Fixed Income Fund (With Annual Advisory Program Fee)Footnote Reference1	1.70%	-2.13%	-0.05%
FTSE Non-U.S. WGBI (USD) - Hedged	2.33%	-0.45%	2.01%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$180,348,965
# of Portfolio Holdings	436
Portfolio Turnover Rate	280%
Advisory Fees Paid	$803,399

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.1%
Purchased Options	0.0%Footnote Referencea
Municipal Bond	0.1%
Asset-Backed Securities	0.1%
U.S. Government Obligations	6.3%
Corporate Bonds & Notes	10.2%
Collateralized Mortgage Obligations	12.9%
Mortgage-Backed Securities	31.5%
Sovereign Bonds	32.8%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	7.5%
Not Rated	20.8%
CCC or Lower	1.5%
B	0.3%
BB	3.0%
BBB	8.2%
A	15.1%
AA	57.2%
AAA	9.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TIFUX-TSR-AR

Morgan Stanley Pathway Funds - Municipal Bond Fund

TMUUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$70	0.70%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Municipal Bond™ Index:

   Contributors:

       o Overweight pre-paid gas bonds.

       o Overweight the very front of the curve, i.e., maturities less than one year.

   Detractors:

       o Longer duration stance and overweight maturities dated 15-20 years.

       o Overweight non-rated bonds.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Municipal Bond Fund (Without Annual Advisory Program Fee)	Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Municipal Bond™ Index
8/15	$10,000	$10,000	$10,000
8/16	$10,614	$10,352	$10,688
8/17	$10,590	$10,073	$10,782
8/18	$10,567	$9,802	$10,835
8/19	$11,452	$10,412	$11,779
8/20	$11,680	$10,428	$12,160
8/21	$12,039	$10,536	$12,573
8/22	$10,966	$9,405	$11,488
8/23	$11,114	$9,344	$11,684
8/24	$11,783	$9,709	$12,395
8/25	$11,672	$9,427	$12,405

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Municipal Bond Fund (Without Annual Advisory Program Fee)	-0.94%	-0.01%	1.56%
Municipal Bond Fund (With Annual Advisory Program Fee)Footnote Reference1	-2.90%	-2.09%	-0.75%
Bloomberg U.S. Municipal Bond™ Index	0.08%	0.40%	2.18%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$76,905,555
# of Portfolio Holdings	123
Portfolio Turnover Rate	68%
Advisory Fees Paid	$340,447

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.4%
Municipal Bonds	93.6%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	6.4%
Not Rated	4.9%
BB	0.6%
BBB	2.7%
A	20.6%
AA	46.2%
AAA	17.9%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TMUUX-TSR-AR

Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund

TILUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$233	2.27%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index:

   Contributors:

       o Interest rate strategies in the US and Europe.

       o Breakeven inflation strategies in the US, Europe, and Japan.

   Detractors:

       o Active currency strategies.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Inflation-Linked Fixed Income Fund (Without Annual Advisory Program Fee)	Inflation-Linked Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	Bloomberg U.S. TIPS Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,459	$10,335	$10,397	$10,425
8/17	$10,569	$10,186	$10,448	$10,473
8/18	$10,627	$9,988	$10,339	$10,560
8/19	$11,310	$10,418	$11,390	$11,348
8/20	$12,484	$11,286	$12,128	$12,368
8/21	$13,216	$11,712	$12,117	$13,055
8/22	$12,374	$10,748	$10,722	$12,274
8/23	$11,816	$10,059	$10,594	$11,823
8/24	$12,577	$10,494	$11,367	$12,553
8/25	$12,577	$10,494	$11,367	$12,553

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	5.29%	1.19%	3.01%
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program Fee)Footnote Reference1	3.21%	-0.92%	0.67%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.66%
Bloomberg U.S. TIPS Index	4.89%	1.26%	2.98%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$138,487,144
# of Portfolio Holdings	160
Portfolio Turnover Rate	112%
Advisory Fees Paid	$639,184

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	0.6%
Corporate Bonds & Notes	0.1%
Sovereign Bonds	1.9%
Collateralized Mortgage Obligations	8.8%
Mortgage-Backed Securities	10.2%
U.S. Government Obligations	78.4%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	2.0%
Not Rated	5.3%
CCC or Lower	1.7%
B	0.0%Footnote Reference**
BB	0.3%
BBB	0.4%
A	1.1%
AA	127.3%
AAA	5.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TILUX-TSR-AR

Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund

TSDUX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$54	0.53%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE 3-Month U.S. Treasury Bill Index:

   Contributors:

       o US duration positioning.

       o Holdings of Investment Grade Credit, specifically in financials.

   Detractors:

       o No notable detractors.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Ultra-Short Term Fixed Income Fund (Without Annual Advisory Program Fee)	Ultra-Short Term Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	FTSE 3-Month U.S. Treasury Bill Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,089	$9,968	$10,397	$10,013
8/17	$10,305	$9,931	$10,448	$10,072
8/18	$10,520	$9,888	$10,339	$10,222
8/19	$10,738	$9,893	$11,390	$10,462
8/20	$10,991	$9,950	$12,128	$10,586
8/21	$11,058	$9,813	$12,117	$10,593
8/22	$10,956	$9,529	$10,722	$10,640
8/23	$11,499	$9,803	$10,594	$11,112
8/24	$12,220	$10,212	$11,367	$11,740
8/25	$12,860	$10,533	$11,724	$12,290

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	5.23%	3.19%	2.69%
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program Fee)Footnote Reference1	3.15%	1.04%	0.36%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.66%
FTSE 3-Month U.S. Treasury Bill Index	4.69%	3.03%	2.19%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$409,856,436
# of Portfolio Holdings	397
Portfolio Turnover Rate	123%
Advisory Fees Paid	$1,130,407

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	15.5%
U.S. Government Obligation	0.2%
Mortgage-Backed Securities	1.8%
Asset-Backed Securities	9.4%
Collateralized Mortgage Obligations	21.5%
Corporate Bonds & Notes	51.6%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	17.0%
Not Rated	11.4%
B	0.1%
BB	0.4%
BBB	33.8%
A	22.1%
AA	3.4%
AAA	21.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TSDUX-TSR-AR

Morgan Stanley Pathway Funds - Alternative Strategies Fund

TALTX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$39	0.38%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the HFRX Global Hedge Fund Index:

   Contributors:

       o Positioning in Market Neutral Equity.

       o Positioning in Commodities.

   Detractors:

       o Positioning in Managed Futures.

       o Positioning in certain macro strategies.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Alternative Strategies Fund (Without Annual Advisory Program Fee)	Alternative Strategies Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	HFRX Global Hedge Fund Index
2/18	$10,000	$10,000	$10,000	$10,000
8/18	$9,880	$9,748	$10,099	$9,810
8/19	$10,167	$9,833	$11,116	$9,700
8/20	$10,432	$9,905	$11,829	$10,173
8/21	$11,516	$10,719	$11,934	$11,099
8/22	$11,268	$10,292	$10,519	$10,663
8/23	$11,509	$10,304	$10,478	$10,734
8/24	$12,505	$10,973	$11,308	$11,351
8/25	$12,918	$11,112	$11,729	$11,953

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Alternative Strategies Fund (Inception: February 16, 2018) (Without Annual Advisory Program Fee)	3.31%	4.37%	3.46%
Alternative Strategies Fund (Inception: February 16, 2018) (With Annual Advisory Program Fee)Footnote Reference1	1.26%	2.20%	1.17%
Bloomberg U.S. Universal Bond™ Index	3.72%	-0.17%	1.99%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.41%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$186,031,245
# of Portfolio Holdings	16
Portfolio Turnover Rate	29%
Advisory Fees Paid	$355,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Open End Mutual Fund Securities	100.0%

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	10.0%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	9.8%
Abbey Capital Futures Strategy Fund, Class I	8.9%
BlackRock Event Driven Equity Fund, Institutional Class	8.0%
John Hancock Diversified Macro Fund, Class I	7.7%
BNY Mellon Global Real Return Fund, Class Y	7.2%
PIMCO Credit Opportunities Bond Fund, Institutional Class	7.0%
Neuberger Berman Long Short Fund, Institutional Class	7.0%
Touchstone Flexible Income Fund, Institutional Class	6.0%
Calamos Market Neutral Income Fund, Class I	6.0%
Total	77.6%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2025

TALTX-TSR-AR

Item 2. Code of Ethics.

As of the period ended August 31, 2025 (“Reporting Period”), the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 19(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Teresa S. Westbrook possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Westbrook as the Registrant’s audit committee financial expert. Ms. Westbrook is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

AUDIT FEES –

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2025 and August 31, 2024, for professional services rendered by the Registrant’s principal accountant (“Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for each of the last two fiscal years, were $709,800 in 2025 and $697,100 in 2024.

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2025 and August 31, 2024, for assurance and related services by the Auditor that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4, were $0 in 2025 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2025 and August 31, 2024, for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2025 and $0 in 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2025 and August 31, 2024, for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 for 2025 and $0 for 2024.

(e)(1) The Charter for the Audit Committee (“Committee”) of the Morgan Stanley Pathway Funds provides that the Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (“Chairperson”) and at least one other member of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee’s meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than the Adviser or the Trust’s officers).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2025 and 0% for 2024; Tax Fees were 0% for 2025 and 0% for 2024; and Other Fees were 0% for 2025 and 0% for 2024.

(f) Not Applicable.

(g) Aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management as is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant of each of the last two fiscal years of the Registrant (“Service Affiliates”) were $0 for 2025 and $0 in 2024.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)ii of Rule 2-01 of Regulation S-X is compatible with maintaining the Auditor’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not Applicable.

(b)	Not Applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morgan Stanley

Pathway Funds

Annual Financial Statements and Additional Information

»	August 31, 2025

•	Morgan Stanley Pathway Large Cap Equity ETF (MSLC) (formerly Large Cap Equity Fund)

•	Morgan Stanley Pathway Small-Mid Cap Equity ETF (MSSM) (formerly Small-Mid Cap Equity Fund)

•	International Equity Fund (TIEUX)

•	Emerging Markets Equity Fund (TEMUX)

•	Core Fixed Income Fund (TIIUX)

•	High Yield Fund (THYUX)

•	International Fixed Income Fund (TIFUX)

•	Municipal Bond Fund (TMUUX)

•	Inflation-Linked Fixed Income Fund (TILUX)

•	Ultra-Short Term Fixed Income Fund (TSDUX)

•	Alternative Strategies Fund (TALTX)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

ITEMS 8 AND 9 OF FORM N-CSR ARE NOT APPLICABLE. FOR ITEM 10 OF FORM N-CSR, SEE ITEM 7.

Schedules of Investments

August 31, 2025

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 98.4%

COMMUNICATION SERVICES — 9.5%

Diversified Telecommunication Services — 0.6%
6,163	AST SpaceMobile Inc., Class A Shares*	$301,617
250,866	AT&T Inc.	7,347,865
8,663	Frontier Communications Parent Inc.*	321,224
2,850	GCI Liberty Inc.*(a)#	—
104	GCI Liberty Inc., Class A Shares*	3,882
771	GCI Liberty Inc., Class C Shares*	28,250
3,860	Iridium Communications Inc.	96,076
5,122	Liberty Global Ltd., Class A Shares*	60,132
5,313	Liberty Global Ltd., Class C Shares*	63,490
262,951	Verizon Communications Inc.	11,630,323

	Total Diversified Telecommunication Services	19,852,859

Entertainment — 2.2%
9,479	Electronic Arts Inc.	1,629,914
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	71,645
7,421	Liberty Media Corp.-Liberty Formula One, Class C Shares*	741,358
640	Liberty Media Corp.-Liberty Live, Class A Shares*	60,557
1,689	Liberty Media Corp.-Liberty Live, Class C Shares*	164,475
5,722	Live Nation Entertainment Inc.*	952,656
665	Madison Square Garden Sports Corp., Class A Shares*	131,564
33,431	Netflix Inc.*	40,393,006
20,150	ROBLOX Corp., Class A Shares*	2,510,488
4,620	Roku Inc., Class A Shares*	446,107
5,501	Spotify Technology SA*	3,751,022
6,348	Take-Two Interactive Software Inc.*	1,480,798
2,458	TKO Group Holdings Inc., Class A Shares	465,938
145,691	Walt Disney Co. (The)	17,246,901
79,771	Warner Bros Discovery Inc.*	928,534

	Total Entertainment	70,974,963

Interactive Media & Services — 6.0%
317,952	Alphabet Inc., Class A Shares	67,695,160
187,649	Alphabet Inc., Class C Shares	40,068,691
2,896	IAC Inc.*	106,052
8,847	Match Group Inc.	330,347
119,165	Meta Platforms Inc., Class A Shares	88,027,185
20,984	Pinterest Inc., Class A Shares*	768,644
4,169	Reddit Inc., Class A Shares*	938,359
2,448	Trump Media & Technology Group Corp.*	42,913
11,141	ZoomInfo Technologies Inc., Class A Shares*	121,437

	Total Interactive Media & Services	198,098,788

Media — 0.6%
3,243	Charter Communications Inc., Class A Shares*	861,276
266,746	Comcast Corp., Class A Shares	9,061,362
5,680	DoubleVerify Holdings Inc.*	92,413
116,393	Fox Corp., Class A Shares	6,948,662
4,803	Fox Corp., Class B Shares	262,004
13,512	Interpublic Group of Cos., Inc. (The)	362,662
524	Liberty Broadband Corp., Class A Shares*	31,791
3,856	Liberty Broadband Corp., Class C Shares*	234,676
5,714	New York Times Co. (The), Class A Shares	341,926
14,000	News Corp., Class A Shares	411,740
4,125	News Corp., Class B Shares	139,714
1,000	Nexstar Media Group Inc., Class A Shares	204,530

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 9.5% — (continued)

Media — 0.6% — (continued)
6,893	Omnicom Group Inc.	$539,929
7,377	Sirius XM Holdings Inc.	174,392
16,066	Trade Desk Inc. (The), Class A Shares*	878,167

	Total Media	20,545,244

Wireless Telecommunication Services — 0.1%
3,674	Millicom International Cellular SA	177,491
16,241	T-Mobile US Inc.	4,092,570

	Total Wireless Telecommunication Services	4,270,061

	TOTAL COMMUNICATION SERVICES	313,741,915

CONSUMER DISCRETIONARY — 11.4%

Automobile Components — 0.0%@
8,880	Aptiv PLC*	706,226
7,673	BorgWarner Inc.	328,098
8,290	Gentex Corp.	232,203
1,991	Lear Corp.	219,010
11,275	QuantumScape Corp., Class A Shares*	89,411

	Total Automobile Components	1,574,948

Automobiles — 1.5%
140,645	Ford Motor Co.	1,655,392
123,874	General Motors Co.	7,257,778
3,886	Harley-Davidson Inc.	113,160
3,223	Lucid Group Inc.*	63,815
29,968	Rivian Automotive Inc., Class A Shares*	406,666
113,897	Tesla Inc.*	38,026,791
1,917	Thor Industries Inc.	210,103

	Total Automobiles	47,733,705

Broadline Retail — 4.9%
686,805	Amazon.com Inc.*	157,278,345
41,660	Coupang Inc., Class A Shares*	1,190,643
100	Dillard’s Inc., Class A Shares	53,288
16,471	eBay Inc.	1,492,437
4,119	Etsy Inc.*	218,348
9,402	Macy’s Inc.	124,388
2,159	Ollie’s Bargain Outlet Holdings Inc.*	273,848

	Total Broadline Retail	160,631,297

Distributors — 0.0%@
4,932	Genuine Parts Co.	687,175
9,324	LKQ Corp.	304,149
1,355	Pool Corp.	421,012

	Total Distributors	1,412,336

Diversified Consumer Services — 0.1%
13,589	ADT Inc.	118,360
2,034	Bright Horizons Family Solutions Inc.*	240,093
1,346	Duolingo Inc., Class A Shares*	400,920
1,014	Grand Canyon Education Inc.*	204,392
4,988	H&R Block Inc.	251,146
4,964	Service Corp. International	393,397

	Total Diversified Consumer Services	1,608,308

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Hotels, Restaurants & Leisure — 2.4%
99,519	Airbnb Inc., Class A Shares*	$12,990,215
9,547	Aramark	373,383
1,163	Booking Holdings Inc.	6,511,695
2,182	Boyd Gaming Corp.	187,347
7,303	Caesars Entertainment Inc.*	195,501
37,104	Carnival Corp.*	1,183,247
2,742	Cava Group Inc.*	185,222
47,970	Chipotle Mexican Grill Inc., Class A Shares*	2,021,456
1,046	Choice Hotels International Inc.	125,081
2,408	Churchill Downs Inc.	249,782
34,835	Darden Restaurants Inc.	7,208,755
1,233	Domino’s Pizza Inc.	565,084
12,689	DoorDash Inc., Class A Shares*	3,111,977
16,477	DraftKings Inc., Class A Shares*	790,567
3,845	Dutch Bros Inc., Class A Shares*	276,186
4,345	Expedia Group Inc.	933,306
6,266	Flutter Entertainment PLC*	1,924,727
48,885	Hilton Worldwide Holdings Inc.	13,495,193
1,464	Hyatt Hotels Corp., Class A Shares	211,226
12,510	Las Vegas Sands Corp.	720,951
3,159	Light & Wonder Inc., Class A Shares*	292,113
8,085	Marriott International Inc., Class A Shares	2,165,648
25,565	McDonald’s Corp.	8,015,650
8,632	MGM Resorts International*	342,604
16,118	Norwegian Cruise Line Holdings Ltd.*	400,371
5,004	Penn Entertainment Inc.*	101,231
3,015	Planet Fitness Inc., Class A Shares*	315,972
11,570	Restaurant Brands International Inc.	732,728
9,061	Royal Caribbean Cruises Ltd.	3,291,136
70,614	Starbucks Corp.	6,227,449
2,407	Texas Roadhouse Inc., Class A Shares	415,328
2,199	Travel + Leisure Co.	138,999
1,378	Vail Resorts Inc.	225,716
7,269	Viking Holdings Ltd.*	462,454
6,650	Wendy’s Co. (The)	70,557
1,061	Wingstop Inc.	348,135
2,642	Wyndham Hotels & Resorts Inc.	228,824
2,987	Wynn Resorts Ltd.	378,602
10,086	Yum! Brands Inc.	1,482,339

	Total Hotels, Restaurants & Leisure	78,896,757

Household Durables — 0.3%
9,812	DR Horton Inc.	1,662,938
5,476	Garmin Ltd.	1,324,206
8,316	Lennar Corp., Class A Shares	1,107,192
406	Lennar Corp., Class B Shares	51,635
1,806	Mohawk Industries Inc.*	239,638
13,920	Newell Brands Inc.	82,407
103	NVR Inc.*	836,118
7,387	PulteGroup Inc.	975,232
2,444	SharkNinja Inc.*	285,850
6,564	Somnigroup International Inc.	551,048
3,604	Toll Brothers Inc.	500,956
1,048	TopBuild Corp.*	440,957

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Household Durables — 0.3% — (continued)
1,876	Whirlpool Corp.	$174,749

	Total Household Durables	8,232,926

Leisure Products — 0.0%@
2,400	Brunswick Corp.	152,616
5,125	Hasbro Inc.	415,996
11,757	Mattel Inc.*	215,153
3,374	YETI Holdings Inc.*	118,630

	Total Leisure Products	902,395

Specialty Retail — 2.0%
922	AutoNation Inc.*	201,992
602	AutoZone Inc.*	2,527,515
7,710	Bath & Body Works Inc.	225,209
6,912	Best Buy Co., Inc.	509,000
2,255	Burlington Stores Inc.*	655,483
5,429	CarMax Inc.*	333,069
4,592	Carvana Co., Class A Shares*	1,707,857
7,479	Chewy Inc., Class A Shares*	306,340
2,026	Dick’s Sporting Goods Inc.	431,133
1,964	Five Below Inc.*	284,977
3,670	Floor & Decor Holdings Inc., Class A Shares*	300,646
13,657	GameStop Corp., Class A Shares*	306,053
6,927	Gap Inc. (The)	152,463
35,564	Home Depot Inc. (The)	14,466,368
934	Lithia Motors Inc., Class A Shares	314,459
56,937	Lowe’s Cos., Inc.	14,693,162
681	Murphy USA Inc.	256,397
111,432	O’Reilly Automotive Inc.*	11,553,270
712	Penske Automotive Group Inc.	131,300
497	RH*	112,158
11,667	Ross Stores Inc.	1,716,916
89,925	TJX Cos., Inc. (The)	12,284,654
19,024	Tractor Supply Co.	1,174,922
1,658	Ulta Beauty Inc.*	816,946
4,520	Valvoline Inc.*	175,286
3,494	Wayfair Inc., Class A Shares*	260,652
4,382	Williams-Sonoma Inc.	824,649

	Total Specialty Retail	66,722,876

Textiles, Apparel & Luxury Goods — 0.2%
3,511	Amer Sports Inc.*	138,053
1,870	Birkenstock Holding PLC*	97,483
1,025	Columbia Sportswear Co.	57,113
2,006	Crocs Inc.*	174,923
5,379	Deckers Outdoor Corp.*	643,490
3,764	lululemon athletica Inc.*	761,081
41,378	NIKE Inc., Class B Shares	3,201,416
7,877	On Holding AG, Class A Shares*	355,095
2,042	PVH Corp.	172,181
1,439	Ralph Lauren Corp., Class A Shares	427,282
4,640	Skechers USA Inc., Class A Shares*	292,691
7,396	Tapestry Inc.	753,061
5,673	Under Armour Inc., Class A Shares*	28,365
7,178	Under Armour Inc., Class C Shares*	35,316

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Textiles, Apparel & Luxury Goods — 0.2% — (continued)
12,593	V.F. Corp.	$190,532

	Total Textiles, Apparel & Luxury Goods	7,328,082

	TOTAL CONSUMER DISCRETIONARY	375,043,630

CONSUMER STAPLES — 4.1%

Beverages — 0.9%
309	Boston Beer Co., Inc. (The), Class A Shares*	68,317
1,581	Brown-Forman Corp., Class A Shares	47,983
6,307	Brown-Forman Corp., Class B Shares	188,832
5,879	Celsius Holdings Inc.*	369,672
139,187	Coca-Cola Co. (The)	9,602,511
2,120	Coca-Cola Consolidated Inc.	248,549
4,673	Constellation Brands Inc., Class A Shares	756,746
45,705	Keurig Dr Pepper Inc.	1,329,558
6,164	Molson Coors Beverage Co., Class B Shares	311,220
72,776	Monster Beverage Corp.*	4,541,950
85,711	PepsiCo Inc.	12,740,940
9,181	Primo Brands Corp., Class A Shares	230,535

	Total Beverages	30,436,813

Consumer Staples Distribution & Retail — 1.3%
14,857	Albertsons Cos., Inc., Class A Shares	289,117
4,680	BJ’s Wholesale Club Holdings Inc.*	457,142
1,310	Casey’s General Stores Inc.	647,821
19,638	Costco Wholesale Corp.	18,524,918
7,944	Dollar General Corp.	863,990
7,183	Dollar Tree Inc.*	784,168
21,687	Kroger Co. (The)	1,471,246
6,192	Maplebear Inc.*	268,547
5,483	Performance Food Group Co.*	555,976
3,501	Sprouts Farmers Market Inc.*	492,031
17,648	Sysco Corp.	1,420,135
16,554	Target Corp.	1,588,853
7,749	US Foods Holding Corp.*	601,322
155,615	Walmart Inc.	15,091,543

	Total Consumer Staples Distribution & Retail	43,056,809

Food Products — 0.6%
16,863	Archer-Daniels-Midland Co.	1,056,298
4,714	Bunge Global SA	397,013
17,062	Conagra Brands Inc.	326,396
5,914	Darling Ingredients Inc.*	200,839
6,582	Flowers Foods Inc.	98,993
1,731	Freshpet Inc.*	96,624
19,911	General Mills Inc.	982,210
5,217	Hershey Co. (The)	958,624
10,329	Hormel Foods Corp.	262,770
2,412	Ingredion Inc.	312,451
3,695	J.M. Smucker Co. (The)	408,334
9,512	Kellanova	756,204
30,533	Kraft Heinz Co. (The)	854,008
5,238	Lamb Weston Holdings Inc.	301,342
9,146	McCormick & Co., Inc., Class VTG Shares	643,604
158,242	Mondelez International Inc., Class A Shares	9,722,389
1,496	Pilgrim’s Pride Corp.	66,497

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 4.1% — (continued)

Food Products — 0.6% — (continued)
1,884	Post Holdings Inc.*	$213,175
8	Seaboard Corp.	31,754
875	Smithfield Foods Inc.	22,251
6,999	The Campbell’s Co.	223,478
59,605	Tyson Foods Inc., Class A Shares	3,384,372

	Total Food Products	21,319,626

Household Products — 0.8%
8,727	Church & Dwight Co., Inc.	813,007
4,392	Clorox Co. (The)	519,134
29,161	Colgate-Palmolive Co.	2,451,565
11,857	Kimberly-Clark Corp.	1,531,213
124,286	Procter & Gamble Co. (The)	19,517,874
1,594	Reynolds Consumer Products Inc.	36,997

	Total Household Products	24,869,790

Personal Care Products — 0.1%
4,497	BellRing Brands Inc.*	184,602
14,270	Coty Inc., Class A Shares*	61,075
1,988	elf Beauty Inc.*	248,500
8,248	Estee Lauder Cos., Inc. (The), Class A Shares	756,589
68,511	Kenvue Inc.	1,418,863

	Total Personal Care Products	2,669,629

Tobacco — 0.4%
60,800	Altria Group Inc.	4,086,368
55,736	Philip Morris International Inc.	9,315,158

	Total Tobacco	13,401,526

	TOTAL CONSUMER STAPLES	135,754,193

ENERGY — 3.0%

Energy Equipment & Services — 0.3%
35,820	Baker Hughes Co., Class A Shares	1,626,228
32,072	Halliburton Co.	728,996
14,547	NOV Inc.	193,330
210,422	Schlumberger NV	7,751,946
14,546	TechnipFMC PLC	534,711
2,560	Weatherford International PLC	163,085

	Total Energy Equipment & Services	10,998,296

Oil, Gas & Consumable Fuels — 2.7%
12,240	Antero Midstream Corp.	217,750
10,477	Antero Resources Corp.*	334,426
13,386	APA Corp.	310,823
8,006	Cheniere Energy Inc.	1,936,011
68,608	Chevron Corp.	11,018,445
2,273	Chord Energy Corp.	249,780
3,597	Civitas Resources Inc.	132,298
114,040	ConocoPhillips	11,286,539
25,814	Coterra Energy Inc.	630,894
22,027	Devon Energy Corp.	795,175
6,750	Diamondback Energy Inc.	1,004,130
3,571	DT Midstream Inc.	372,027
64,722	EOG Resources Inc.	8,078,600
21,285	EQT Corp.	1,103,414

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 3.0% — (continued)

Oil, Gas & Consumable Fuels — 2.7% — (continued)
43,541	Expand Energy Corp.	$4,213,898
250,694	Exxon Mobil Corp.	28,651,817
5,364	HF Sinclair Corp.	272,920
69,479	Kinder Morgan Inc.	1,874,543
11,144	Marathon Petroleum Corp.	2,002,688
4,386	Matador Resources Co.	220,879
24,298	Occidental Petroleum Corp.	1,156,828
22,138	ONEOK Inc.	1,690,900
9,551	Ovintiv Inc.	402,288
24,076	Permian Resources Corp., Class A Shares	344,046
14,771	Phillips 66	1,973,110
8,391	Range Resources Corp.	287,560
7,769	Targa Resources Corp.	1,303,327
673	Texas Pacific Land Corp.	628,232
11,319	Valero Energy Corp.	1,720,601
4,588	Viper Energy Inc., Class A Shares	182,809
43,669	Williams Cos., Inc. (The)	2,527,562

	Total Oil, Gas & Consumable Fuels	86,924,320

	TOTAL ENERGY	97,922,616

FINANCIALS — 16.2%

Banks — 3.9%
469,870	Bank of America Corp.	23,841,204
3,644	Bank OZK	191,201
792	BOK Financial Corp.	88,237
66,249	Citigroup Inc.	6,397,666
15,748	Citizens Financial Group Inc.	823,305
7,661	Columbia Banking System Inc.	205,085
4,678	Comerica Inc.	330,173
4,469	Commerce Bancshares Inc.	276,810
2,106	Cullen/Frost Bankers Inc.	271,737
5,026	East West Bancorp Inc.	528,434
24,173	Fifth Third Bancorp	1,106,398
353	First Citizens BancShares Inc., Class A Shares	700,320
4,299	First Hawaiian Inc.	111,559
18,612	First Horizon Corp.	420,631
12,979	FNB Corp.	216,620
52,021	Huntington Bancshares Inc.	926,494
175,288	JPMorgan Chase & Co.	52,835,309
33,018	KeyCorp	639,228
5,919	M&T Bank Corp.	1,193,626
115,360	NU Holdings Ltd., Class A Shares*	1,707,328
2,692	Pinnacle Financial Partners Inc.	261,716
14,270	PNC Financial Services Group Inc. (The)	2,960,169
2,519	Popular Inc.	316,487
3,260	Prosperity Bancshares Inc.	225,364
32,445	Regions Financial Corp.	888,669
3,586	SouthState Corp.	365,987
4,953	Synovus Financial Corp.	255,624
1,501	TFS Financial Corp.	21,104
93,222	Truist Financial Corp.	4,364,654
56,043	US Bancorp	2,736,580
6,280	Webster Financial Corp.	390,742
251,516	Wells Fargo & Co.	20,669,585

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 16.2% — (continued)

Banks — 3.9% — (continued)
4,000	Western Alliance Bancorp	$358,200
2,274	Wintrust Financial Corp.	312,197
5,113	Zions Bancorp NA	296,605

	Total Banks	127,235,048

Capital Markets — 5.0%
1,040	Affiliated Managers Group Inc.	233,813
3,448	Ameriprise Financial Inc.	1,775,065
6,598	Ares Management Corp., Class A Shares	1,182,362
25,758	Bank of New York Mellon Corp. (The)	2,720,045
15,591	Blackrock Inc.	17,573,240
25,868	Blackstone Inc.	4,433,775
19,025	Blue Owl Capital Inc., Class A Shares	352,343
34,031	Brookfield Asset Management Ltd., Class A Shares	2,047,305
338,566	Brookfield Corp.	22,250,557
8,010	Carlyle Group Inc. (The)	517,126
3,730	Cboe Global Markets Inc.	880,093
158,158	Charles Schwab Corp. (The)	15,157,863
12,887	CME Group Inc., Class A Shares	3,434,514
7,261	Coinbase Global Inc., Class A Shares*	2,211,265
1,260	Evercore Inc., Class A Shares	405,153
1,362	FactSet Research Systems Inc.	508,462
11,198	Franklin Resources Inc.	287,341
632	Freedom Holding Corp./NV*	108,021
21,444	Goldman Sachs Group Inc. (The)	15,981,141
1,428	Hamilton Lane Inc., Class A Shares	220,397
1,936	Houlihan Lokey Inc., Class A Shares	385,748
15,128	Interactive Brokers Group Inc., Class A Shares	941,567
73,264	Intercontinental Exchange Inc.	12,938,422
11,914	Invesco Ltd.	260,797
4,721	Janus Henderson Group PLC	209,235
5,475	Jefferies Financial Group Inc.	355,054
87,775	KKR & Co., Inc., Class Miscella Shares	12,243,735
4,154	Lazard Inc., Class A Shares	237,443
2,848	LPL Financial Holdings Inc.	1,038,039
1,358	MarketAxess Holdings Inc.	249,655
8,939	Moody’s Corp.	4,556,745
41,117	Morgan Stanley(b)	6,187,286
930	Morningstar Inc.	244,050
6,669	MSCI Inc., Class A Shares	3,786,125
14,861	Nasdaq Inc.	1,407,931
6,879	Northern Trust Corp.	903,075
6,538	Raymond James Financial Inc.	1,107,799
26,467	Robinhood Markets Inc., Class A Shares*	2,753,362
28,583	S&P Global Inc.	15,676,060
3,532	SEI Investments Co.	311,805
38,141	State Street Corp.	4,385,071
3,482	Stifel Financial Corp.	401,440
7,756	T. Rowe Price Group Inc.	834,701
3,926	TPG Inc., Class A Shares	236,934
4,109	Tradeweb Markets Inc., Class A Shares	506,886
2,820	Virtu Financial Inc., Class A Shares	118,214
16,067	XP Inc., Class A Shares	291,455

	Total Capital Markets	164,848,515

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 16.2% — (continued)

Consumer Finance — 0.6%
9,430	Ally Financial Inc.	$387,102
39,125	American Express Co.	12,961,330
22,705	Capital One Financial Corp.	5,159,030
232	Credit Acceptance Corp.*	119,417
3,921	OneMain Holdings Inc., Class A Shares	242,553
7,454	SLM Corp.	233,161
40,500	SoFi Technologies Inc.*	1,034,370
14,032	Synchrony Financial	1,071,203

	Total Consumer Finance	21,208,166

Financial Services — 4.6%
9,330	Affirm Holdings Inc., Class A Shares*	825,332
14,743	Apollo Global Management Inc.	2,008,439
86,706	Berkshire Hathaway Inc., Class B Shares*	43,611,384
20,043	Block Inc., Class A Shares*	1,596,225
2,427	Corpay Inc.*	790,401
9,550	Equitable Holdings Inc.	508,633
1,549	Euronet Worldwide Inc.*	144,351
18,831	Fidelity National Information Services Inc.	1,314,592
19,731	Fiserv Inc.*	2,726,430
9,134	Global Payments Inc.	811,282
2,592	Jack Henry & Associates Inc.	423,170
58,605	MasterCard Inc., Class A Shares	34,886,970
9,252	MGIC Investment Corp.	257,483
2,244	Mr Cooper Group Inc.*	423,061
148,877	PayPal Holdings Inc.*	10,449,677
6,037	Rocket Cos., Inc., Class A Shares	107,277
2,207	Shift4 Payments Inc., Class A Shares*	199,579
16,545	Toast Inc., Class A Shares*	746,179
6,999	UWM Holdings Corp.	39,894
136,702	Visa Inc., Class A Shares	48,089,030
3,608	Voya Financial Inc.	270,925
6,495	Western Union Co. (The)	56,312
1,283	WEX Inc.*	219,842

	Total Financial Services	150,506,468

Insurance — 2.1%
17,420	Aflac Inc.	1,861,501
9,382	Allstate Corp. (The)	1,908,768
2,542	American Financial Group Inc.	345,356
20,871	American International Group Inc.	1,697,230
7,508	Aon PLC, Class A Shares	2,755,436
12,965	Arch Capital Group Ltd.	1,186,686
19,785	Arthur J. Gallagher & Co.	5,989,909
1,872	Assurant Inc.	403,622
1,699	Assured Guaranty Ltd.	139,658
2,705	Axis Capital Holdings Ltd.	266,659
2,242	Brighthouse Financial Inc.*	105,957
9,855	Brown & Brown Inc.	955,442
13,309	Chubb Ltd.	3,660,907
5,515	Cincinnati Financial Corp.	847,104
929	CNA Financial Corp.	46,032
1,510	Everest Group Ltd.	516,239
9,224	Fidelity National Financial Inc.	552,241
3,281	First American Financial Corp.	216,546

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 16.2% — (continued)

Insurance — 2.1% — (continued)
2,997	Globe Life Inc.	$419,430
1,262	Hanover Insurance Group Inc. (The)	218,932
80,195	Hartford Insurance Group Inc. (The)	10,610,600
2,288	Kemper Corp.	122,751
811	Kinsale Capital Group Inc.	370,992
4,059	Lincoln National Corp.	174,253
6,353	Loews Corp.	614,970
455	Markel Group Inc.*	891,372
30,393	Marsh & McLennan Cos., Inc.	6,255,183
20,120	MetLife Inc.	1,636,963
8,207	Old Republic International Corp.	328,034
1,226	Primerica Inc.	330,211
8,268	Principal Financial Group Inc.	665,657
20,958	Progressive Corp. (The)	5,177,884
38,071	Prudential Financial Inc.	4,174,866
2,351	Reinsurance Group of America Inc., Class A Shares	457,951
1,835	RenaissanceRe Holdings Ltd.	445,887
3,004	RLI Corp.	203,461
3,867	Ryan Specialty Holdings Inc., Class A Shares	218,602
36,370	Travelers Cos., Inc. (The)	9,874,819
6,319	Unum Group	441,445
91	White Mountains Insurance Group Ltd.	166,546
3,561	Willis Towers Watson PLC	1,163,699
10,657	WR Berkley Corp.	764,000

	Total Insurance	69,183,801

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
30,570	AGNC Investment Corp.	298,363
20,276	Annaly Capital Management Inc.	429,648
18,626	Rithm Capital Corp.	230,590
11,133	Starwood Property Trust Inc.	225,666

	Total Mortgage Real Estate Investment Trusts (REITs)	1,184,267

	TOTAL FINANCIALS	534,166,265

HEALTH CARE — 9.4%

Biotechnology — 1.8%
90,537	AbbVie Inc.	19,048,985
4,464	Alnylam Pharmaceuticals Inc.*	1,993,221
34,412	Amgen Inc.	9,900,677
4,310	Apellis Pharmaceuticals Inc.*	118,827
5,155	Biogen Inc.*	681,594
6,779	BioMarin Pharmaceutical Inc.*	395,012
6,661	Exact Sciences Corp.*	315,865
10,184	Exelixis Inc.*	381,085
114,734	Gilead Sciences Inc.	12,961,500
4,382	Halozyme Therapeutics Inc.*	320,543
5,793	Incyte Corp.*	490,146
6,384	Insmed Inc.*	868,862
5,703	Ionis Pharmaceuticals Inc.*	243,147
11,397	Moderna Inc.*	274,554
4,049	Natera Inc.*	681,244
3,820	Neurocrine Biosciences Inc.*	533,272
3,727	Regeneron Pharmaceuticals Inc.	2,164,269
6,198	Revolution Medicines Inc.*	235,338

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 9.4% — (continued)

Biotechnology — 1.8% — (continued)
18,681	Roivant Sciences Ltd.*	$222,864
3,228	Sarepta Therapeutics Inc.*	58,750
4,253	Summit Therapeutics Inc.*	100,796
2,939	Ultragenyx Pharmaceutical Inc.*	88,053
1,561	United Therapeutics Corp.*	475,730
13,670	Vertex Pharmaceuticals Inc.*	5,345,243
3,987	Viking Therapeutics Inc.*	107,848

	Total Biotechnology	58,007,425

Health Care Equipment & Supplies — 2.6%
156,511	Abbott Laboratories	20,762,749
2,678	Align Technology Inc.*	380,169
18,115	Baxter International Inc.	447,259
37,522	Becton Dickinson & Co.	7,240,996
153,165	Boston Scientific Corp.*	16,158,907
6,926	Cooper Cos Inc. (The)*	466,778
7,759	DENTSPLY SIRONA Inc.	110,954
13,959	DexCom Inc.*	1,051,671
20,932	Edwards Lifesciences Corp.*	1,702,609
6,110	Envista Holdings Corp.*	129,410
16,403	GE HealthCare Technologies Inc.	1,209,393
3,942	Globus Medical Inc., Class A Shares*	241,526
8,113	Hologic Inc.*	544,545
8,695	IDEXX Laboratories Inc.*	5,626,448
1,041	Inspire Medical Systems Inc.*	97,531
2,534	Insulet Corp.*	861,256
24,818	Intuitive Surgical Inc.*	11,746,235
1,569	Masimo Corp.*	219,205
46,023	Medtronic PLC	4,271,395
1,330	Penumbra Inc.*	362,611
5,238	ResMed Inc.	1,437,883
5,024	Solventum Corp.*	367,204
3,490	STERIS PLC	855,259
23,844	Stryker Corp.	9,332,780
1,609	Teleflex Inc.	203,394
7,005	Zimmer Biomet Holdings Inc.	743,231

	Total Health Care Equipment & Supplies	86,571,398

Health Care Providers & Services — 1.4%
3,355	Acadia Healthcare Co., Inc.*	77,031
8,754	Cardinal Health Inc.	1,302,420
27,779	Cencora Inc.	8,100,634
18,207	Centene Corp.*	528,731
538	Chemed Corp.	246,377
9,645	Cigna Group (The)	2,901,891
45,221	CVS Health Corp.	3,307,916
1,368	DaVita Inc.*	188,456
8,088	Elevance Health Inc.	2,577,241
3,569	Encompass Health Corp.	434,562
6,254	HCA Healthcare Inc.	2,526,366
4,390	Henry Schein Inc.*	305,456
4,350	Humana Inc.	1,320,921
3,042	Labcorp Holdings Inc.	845,646
4,488	McKesson Corp.	3,081,640
2,004	Molina Healthcare Inc.*	362,383

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 9.4% — (continued)

Health Care Providers & Services — 1.4% — (continued)
4,031	Quest Diagnostics Inc.	$732,191
3,421	Tenet Healthcare Corp.*	630,593
54,903	UnitedHealth Group Inc.	17,012,793
2,069	Universal Health Services Inc., Class B Shares	375,689

	Total Health Care Providers & Services	46,858,937

Health Care Technology — 0.2%
4,732	Certara Inc.*	51,295
4,670	Doximity Inc., Class A Shares*	317,280
15,307	Veeva Systems Inc., Class A Shares*	4,120,644

	Total Health Care Technology	4,489,219

Life Sciences Tools & Services — 1.3%
10,371	Agilent Technologies Inc.	1,303,220
178,603	Avantor Inc.*	2,405,782
655	Bio-Rad Laboratories Inc., Class A Shares*	195,111
5,825	Bio-Techne Corp.	318,220
3,694	Bruker Corp.	125,522
1,812	Charles River Laboratories International Inc.*	295,918
78,966	Danaher Corp.	16,252,782
5,707	Illumina Inc.*	570,472
6,265	IQVIA Holdings Inc.*	1,195,425
886	Medpace Holdings Inc.*	421,302
748	Mettler-Toledo International Inc.*	973,178
7,584	QIAGEN NV	352,656
2,038	Repligen Corp.*	249,288
4,400	Revvity Inc.	396,484
4,951	Sotera Health Co.*	81,048
2,943	Tempus AI Inc., Class A Shares*	223,256
34,441	Thermo Fisher Scientific Inc.	16,969,769
2,134	Waters Corp.*	644,041
2,577	West Pharmaceutical Services Inc.	636,390

	Total Life Sciences Tools & Services	43,609,864

Pharmaceuticals — 2.1%
72,721	Bristol-Myers Squibb Co.	3,430,977
3,361	Corcept Therapeutics Inc.*	234,329
18,591	Elanco Animal Health Inc.*	341,145
28,651	Eli Lilly & Co.	20,989,150
1,996	Jazz Pharmaceuticals PLC*	254,989
86,061	Johnson & Johnson	15,247,427
178,750	Merck & Co., Inc.	15,036,450
8,895	Organon & Co.	83,791
4,681	Perrigo Co. PLC	111,127
203,276	Pfizer Inc.	5,033,114
13,934	Royalty Pharma PLC, Class A Shares	501,345
43,270	Viatris Inc.	456,498
54,615	Zoetis Inc., Class A Shares	8,541,786

	Total Pharmaceuticals	70,262,128

	TOTAL HEALTH CARE	309,798,971

INDUSTRIALS — 10.0%

Aerospace & Defense — 3.1%
53,839	Airbus SE, ADR	2,807,704
4,456	ATI Inc.*	345,518

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Aerospace & Defense — 3.1% — (continued)
2,600	Axon Enterprise Inc.*	$1,942,954
49,015	Boeing Co. (The)*	11,502,840
3,245	BWX Technologies Inc.	525,820
1,365	Curtiss-Wright Corp.	652,675
9,037	General Dynamics Corp.	2,933,139
37,607	General Electric Co.	10,349,446
1,584	HEICO Corp.	494,240
29,920	HEICO Corp., Class A Shares	7,330,699
2,991	Hexcel Corp.	188,882
14,465	Howmet Aerospace Inc.	2,518,357
1,400	Huntington Ingalls Industries Inc.	379,106
1,234	Karman Holdings Inc.*	65,908
6,787	L3Harris Technologies Inc.	1,884,207
2,704	Leonardo DRS Inc.	112,649
1,515	Loar Holdings Inc.*	107,050
7,561	Lockheed Martin Corp.	3,445,018
4,910	Northrop Grumman Corp.	2,897,096
13,999	Rocket Lab Corp.*	680,351
139,263	RTX Corp.	22,087,112
4,309	Spirit AeroSystems Holdings Inc., Class A Shares*	179,211
4,559	StandardAero Inc.*	120,768
69,991	Textron Inc.	5,610,479
15,209	TransDigm Group Inc.	21,275,566
2,154	Woodward Inc.	531,650

	Total Aerospace & Defense	100,968,445

Air Freight & Logistics — 0.2%
4,181	CH Robinson Worldwide Inc.	538,095
4,959	Expeditors International of Washington Inc.	597,758
7,785	FedEx Corp.	1,798,880
4,137	GXO Logistics Inc.*	217,813
26,173	United Parcel Service Inc., Class B Shares	2,288,567

	Total Air Freight & Logistics	5,441,113

Building Products — 0.7%
2,335	AAON Inc.	193,688
2,449	Advanced Drainage Systems Inc.	352,583
3,169	Allegion PLC	538,096
4,397	AO Smith Corp.	313,462
1,581	Armstrong World Industries Inc.	309,512
4,066	Builders FirstSource Inc.*	563,873
1,604	Carlisle Cos., Inc.	618,968
122,625	Carrier Global Corp.	7,995,150
4,311	Fortune Brands Innovations Inc.	252,280
4,481	Hayward Holdings Inc.*	72,054
23,551	Johnson Controls International PLC	2,517,366
1,168	Lennox International Inc.	651,581
7,758	Masco Corp.	569,360
37,151	Owens Corning	5,578,966
1,529	Simpson Manufacturing Co., Inc.	292,222
7,972	Trane Technologies PLC	3,313,163
3,751	Trex Co., Inc.*	231,174

	Total Building Products	24,363,498

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Commercial Services & Supplies — 0.6%
12,403	Cintas Corp.	$2,605,002
1,849	Clean Harbors Inc.*	447,846
157,490	Copart Inc.*	7,687,087
1,363	MSA Safety Inc.	232,528
6,474	RB Global Inc.	741,532
7,356	Republic Services Inc., Class A Shares	1,721,083
10,428	Rollins Inc.	589,599
9,363	Tetra Tech Inc.	341,001
8,526	Veralto Corp.	905,376
13,230	Waste Management Inc.	2,995,140

	Total Commercial Services & Supplies	18,266,194

Construction & Engineering — 0.4%
4,732	AECOM	590,980
12,709	API Group Corp.*	453,457
1,258	Comfort Systems USA Inc.	884,852
1,582	EMCOR Group Inc.	980,840
1,961	Everus Construction Group Inc.*	153,821
2,234	MasTec Inc.*	405,895
21,337	Quanta Services Inc.	8,064,533
733	Valmont Industries Inc.	269,099
6,243	WillScot Holdings Corp.	151,330

	Total Construction & Engineering	11,954,807

Electrical Equipment — 1.1%
1,072	Acuity Inc.	349,976
8,275	AMETEK Inc.	1,529,220
27,883	Eaton Corp. PLC	9,735,071
20,156	Emerson Electric Co.	2,660,592
16,546	GE Vernova Inc.	10,142,202
2,096	Generac Holdings Inc.*	388,284
1,944	Hubbell Inc., Class B Shares	837,844
5,727	nVent Electric PLC	517,663
2,364	Regal Rexnord Corp.	353,016
25,221	Rockwell Automation Inc.	8,661,648
5,484	Sensata Technologies Holding PLC	178,449
13,605	Vertiv Holdings Co., Class A Shares	1,735,318

	Total Electrical Equipment	37,089,283

Ground Transportation — 0.9%
546	Avis Budget Group Inc.*	86,394
249,327	CSX Corp.	8,105,621
2,932	JB Hunt Transport Services Inc.	425,111
5,507	Knight-Swift Transportation Holdings Inc., Class A Shares	241,757
1,229	Landstar System Inc.	162,634
13,731	Lyft Inc., Class A Shares*	222,717
8,100	Norfolk Southern Corp.	2,267,838
6,664	Old Dominion Freight Line Inc.	1,006,064
1,439	Ryder System Inc.	269,841
920	Saia Inc.*	272,743
1,934	Schneider National Inc., Class B Shares	47,808
111,494	Uber Technologies Inc.*	10,452,563
219	U-Haul Holding Co.*	12,603
3,719	U-Haul Holding Co.-Non Voting	194,281
30,749	Union Pacific Corp.	6,874,554

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Ground Transportation — 0.9% — (continued)
4,112	XPO Inc.*	$533,326

	Total Ground Transportation	31,175,855

Industrial Conglomerates — 0.3%
19,502	3M Co.	3,033,146
34,797	Honeywell International Inc.	7,637,941

	Total Industrial Conglomerates	10,671,087

Machinery — 1.4%
2,303	AGCO Corp.	249,162
3,034	Allison Transmission Holdings Inc.	264,899
16,559	Caterpillar Inc.	6,938,883
30,818	CNH Industrial NV	352,866
1,766	Crane Co.	327,240
4,897	Cummins Inc.	1,951,161
8,738	Deere & Co.	4,182,356
4,399	Donaldson Co., Inc.	350,468
4,960	Dover Corp.	887,146
2,059	Esab Corp.	237,547
4,792	Flowserve Corp.	257,139
12,535	Fortive Corp.	599,925
8,769	Gates Industrial Corp. PLC*	224,136
5,966	Graco Inc.	509,437
2,708	IDEX Corp.	445,466
10,508	Illinois Tool Works Inc.	2,780,942
14,344	Ingersoll Rand Inc.	1,139,344
2,992	ITT Inc.	509,388
1,945	Lincoln Electric Holdings Inc.	471,915
1,852	Middleby Corp. (The)*	253,446
3,878	Mueller Industries Inc.	372,055
2,051	Nordson Corp.	461,660
2,343	Oshkosh Corp.	326,544
14,321	Otis Worldwide Corp.	1,237,048
18,435	PACCAR Inc.	1,843,131
20,261	Parker-Hannifin Corp.	15,385,190
5,916	Pentair PLC	636,147
1,037	RBC Bearings Inc.*	404,389
1,830	Snap-on Inc.	595,189
5,571	Stanley Black & Decker Inc.	413,870
2,356	Timken Co. (The)	181,954
3,557	Toro Co. (The)	288,330
6,059	Westinghouse Air Brake Technologies Corp.	1,172,416
8,731	Xylem Inc.	1,235,960

	Total Machinery	47,486,749

Marine Transportation — 0.0%@
2,033	Kirby Corp.*	197,608

Passenger Airlines — 0.3%
4,475	Alaska Air Group Inc.*	280,940
23,742	American Airlines Group Inc.*	317,431
142,790	Delta Air Lines Inc.	8,821,566
18,281	Southwest Airlines Co.	601,445
11,811	United Airlines Holdings Inc.*	1,240,155

	Total Passenger Airlines	11,261,537

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Professional Services — 0.5%
6,065	Amentum Holdings Inc.*	$151,322
14,573	Automatic Data Processing Inc.	4,430,921
4,498	Booz Allen Hamilton Holding Corp., Class A Shares	489,023
4,170	Broadridge Financial Solutions Inc.	1,065,935
813	CACI International Inc., Class A Shares*	390,012
12,941	Clarivate PLC*	56,293
1,844	Concentrix Corp.	97,289
5,397	Dayforce Inc.*	376,549
4,424	Equifax Inc.	1,089,631
5,659	ExlService Holdings Inc.*	247,751
1,256	FTI Consulting Inc.*	211,812
6,058	Genpact Ltd.	274,670
4,383	Jacobs Solutions Inc.	640,926
4,700	KBR Inc.	237,162
4,827	Leidos Holdings Inc.	873,301
1,598	ManpowerGroup Inc.	67,755
1,715	Parsons Corp.*	137,372
11,526	Paychex Inc.	1,607,358
1,830	Paycom Software Inc.	415,684
1,524	Paylocity Holding Corp.*	273,147
3,512	Robert Half Inc.	131,068
1,713	Science Applications International Corp.	201,620
7,609	SS&C Technologies Holdings Inc.	674,614
6,901	TransUnion	610,048
5,046	Verisk Analytics Inc., Class A Shares	1,352,934

	Total Professional Services	16,104,197

Trading Companies & Distributors — 0.5%
3,876	Air Lease Corp., Class A Shares	233,374
1,362	Applied Industrial Technologies Inc.	358,996
6,952	Core & Main Inc., Class A Shares*	449,933
41,029	Fastenal Co.	2,037,500
6,926	Ferguson Enterprises Inc.	1,600,945
3,643	FTAI Aviation Ltd.	560,476
1,600	MSC Industrial Direct Co., Inc., Class A Shares	144,368
18,354	QXO Inc.*	369,466
1,601	SiteOne Landscape Supply Inc.*	229,327
2,347	United Rentals Inc.	2,244,530
1,306	Watsco Inc.	525,508
1,464	WESCO International Inc.	321,846
5,802	WW Grainger Inc.	5,880,327

	Total Trading Companies & Distributors	14,956,596

	TOTAL INDUSTRIALS	329,936,969

INFORMATION TECHNOLOGY — 27.9%

Communications Equipment — 1.1%
36,936	Arista Networks Inc.*	5,043,611
4,980	Ciena Corp.*	467,971
278,823	Cisco Systems Inc.	19,263,881
2,063	F5 Inc.*	646,008
2,561	Lumentum Holdings Inc.*	340,126
21,558	Motorola Solutions Inc.	10,185,293
142	Ubiquiti Inc.	74,994

	Total Communications Equipment	36,021,884

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.9% — (continued)

Electronic Equipment, Instruments & Components — 0.5%
71,165	Amphenol Corp., Class A Shares	$7,747,022
1,814	Arrow Electronics Inc.*	229,163
3,107	Avnet Inc.	169,549
4,862	CDW Corp.	801,063
5,859	Cognex Corp.	257,445
4,560	Coherent Corp.*	412,543
27,560	Corning Inc.	1,847,347
1,921	Crane NXT Co.	114,741
13,631	Flex Ltd.*	730,894
898	Ingram Micro Holding Corp.	17,574
1,005	IPG Photonics Corp.*	82,229
3,877	Jabil Inc.	794,126
6,240	Keysight Technologies Inc.*	1,019,803
852	Littelfuse Inc.	221,375
4,178	Ralliant Corp.*	174,682
2,673	TD SYNNEX Corp.	395,791
1,677	Teledyne Technologies Inc.*	902,511
8,662	Trimble Inc.*	700,063
5,348	Vontier Corp.	229,483
1,834	Zebra Technologies Corp., Class A Shares*	581,543

	Total Electronic Equipment, Instruments & Components	17,428,947

IT Services — 0.9%
32,264	Accenture PLC, Class A Shares	8,387,672
5,362	Akamai Technologies Inc.*	424,295
4,062	Amdocs Ltd.	347,585
10,913	Cloudflare Inc., Class A Shares*	2,277,652
17,849	Cognizant Technology Solutions Corp., Class A Shares	1,289,590
6,133	DXC Technology Co.*	88,622
1,990	EPAM Systems Inc.*	350,956
2,676	Gartner Inc.*	672,185
1,523	Globant SA*	102,437
5,005	GoDaddy Inc., Class A Shares*	742,292
33,274	International Business Machines Corp.	8,101,886
8,104	Kyndryl Holdings Inc.*	257,626
2,571	MongoDB Inc., Class A Shares*	811,433
5,734	Okta Inc., Class A Shares*	531,943
11,192	Snowflake Inc., Class A Shares*	2,671,083
5,056	Twilio Inc., Class A Shares*	533,964
2,861	VeriSign Inc.	782,112

	Total IT Services	28,373,333

Semiconductors & Semiconductor Equipment — 10.1%
57,717	Advanced Micro Devices Inc.*	9,386,516
3,886	Allegro MicroSystems Inc.*	119,883
4,511	Amkor Technology Inc.	109,121
17,765	Analog Devices Inc.	4,464,522
29,176	Applied Materials Inc.	4,690,334
4,044	ASML Holding NV, Class REG Shares, ADR	3,003,155
4,062	Astera Labs Inc.*	740,096
245,944	Broadcom Inc.	73,141,286
1,813	Cirrus Logic Inc.*	207,026
4,697	Enphase Energy Inc.*	177,077
5,428	Entegris Inc.	454,541
3,802	First Solar Inc.*	742,112

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.9% — (continued)

Semiconductors & Semiconductor Equipment — 10.1% — (continued)
3,375	GLOBALFOUNDRIES Inc.*	$112,691
155,404	Intel Corp.*	3,784,087
4,766	KLA Corp.	4,155,952
46,085	Lam Research Corp.	4,615,413
5,007	Lattice Semiconductor Corp.*	332,365
2,243	MACOM Technology Solutions Holdings Inc.*	287,440
53,598	Marvell Technology Inc.	3,369,438
19,056	Microchip Technology Inc.	1,238,640
94,272	Micron Technology Inc.	11,219,311
2,338	MKS Inc.	241,609
1,677	Monolithic Power Systems Inc.	1,401,570
1,048,793	NVIDIA Corp.	182,678,765
52,504	ON Semiconductor Corp.*	2,603,673
1,764	Onto Innovation Inc.*	186,984
3,341	Qorvo Inc.*	303,029
39,315	QUALCOMM Inc.	6,319,100
5,826	Skyworks Solutions Inc.	436,600
13,965	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,224,100
5,608	Teradyne Inc.	663,090
32,634	Texas Instruments Inc.	6,607,732
1,662	Universal Display Corp.	230,337

	Total Semiconductors & Semiconductor Equipment	331,247,595

Software — 11.0%
15,220	Adobe Inc.*	5,428,974
836	Appfolio Inc., Class A Shares*	231,890
8,526	AppLovin Corp., Class A Shares*	4,080,458
5,714	Atlassian Corp., Class A Shares*	1,015,835
35,225	Aurora Innovation Inc., Class A Shares*	198,317
7,686	Autodesk Inc.*	2,418,784
5,213	Bentley Systems Inc., Class B Shares	290,103
3,636	BILL Holdings Inc.*	168,783
51,314	Cadence Design Systems Inc.*	17,981,965
16,717	CCC Intelligent Solutions Holdings Inc.*	165,498
8,797	Confluent Inc., Class A Shares*	174,708
726	Constellation Software Inc.	2,404,719
8,734	Crowdstrike Holdings Inc., Class A Shares*	3,700,596
19,318	Datadog Inc., Class A Shares*	2,640,384
7,112	Docusign Inc., Class A Shares*	545,206
2,232	Dolby Laboratories Inc., Class A Shares	159,990
8,161	Dropbox Inc., Class A Shares*	237,159
10,840	Dynatrace Inc.*	548,504
3,062	Elastic NV*	260,454
851	Fair Isaac Corp.*	1,294,916
22,688	Fortinet Inc.*	1,787,134
19,385	Gen Digital Inc.	585,427
5,397	Gitlab Inc., Class A Shares*	259,164
2,902	Guidewire Software Inc.*	629,792
1,766	HubSpot Inc.*	853,278
2,632	Informatica Inc., Class A Shares*	65,616
16,801	Intuit Inc.	11,206,267
2,202	Manhattan Associates Inc.*	474,399
410,660	Microsoft Corp.	208,077,315
2,741	nCino Inc.*	88,013
8,876	Nutanix Inc., Class A Shares*	596,556

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.9% — (continued)

Software — 11.0% — (continued)
92,124	Oracle Corp.	$20,832,000
78,117	Palantir Technologies Inc., Class A Shares*	12,241,715
53,109	Palo Alto Networks Inc.*	10,118,327
3,302	Pegasystems Inc.	179,001
4,460	Procore Technologies Inc.*	310,015
4,187	PTC Inc.*	893,924
2,788	RingCentral Inc., Class A Shares*	85,062
17,563	Roper Technologies Inc.	9,243,582
3,472	Rubrik Inc., Class A Shares*	310,397
2,601	SailPoint Inc.*	53,685
41,658	Salesforce Inc.	10,674,862
9,594	Samsara Inc., Class A Shares*	346,727
9,896	SentinelOne Inc., Class A Shares*	186,639
8,971	ServiceNow Inc.*	8,230,534
8,933	Strategy Inc., Class A Shares*	2,987,285
13,369	Synopsys Inc.*	8,068,459
3,069	Teradata Corp.*	64,388
1,522	Tyler Technologies Inc.*	856,703
15,976	UiPath Inc., Class A Shares*	177,653
11,139	Unity Software Inc.*	438,988
28,619	Workday Inc., Class A Shares*	6,605,838
9,324	Zoom Communications Inc., Class A Shares*	759,160
3,369	Zscaler Inc.*	933,381

	Total Software	363,168,529

Technology Hardware, Storage & Peripherals — 4.3%
578,342	Apple Inc.	134,256,312
11,371	Dell Technologies Inc., Class C Shares	1,388,968
47,518	Hewlett Packard Enterprise Co.	1,072,481
33,273	HP Inc.	949,612
7,186	NetApp Inc.	810,509
11,472	Pure Storage Inc., Class A Shares*	890,342
4,160	Sandisk Corp.*	218,275
17,613	Super Micro Computer Inc.*	731,644
12,354	Western Digital Corp.	992,520

	Total Technology Hardware, Storage & Peripherals	141,310,663

	TOTAL INFORMATION TECHNOLOGY	917,550,951

MATERIALS — 2.7%

Chemicals — 1.5%
26,583	Air Products & Chemicals Inc.	7,818,326
4,069	Albemarle Corp.	345,539
1,606	Ashland Inc.	90,177
7,792	Axalta Coating Systems Ltd.*	243,578
3,767	Celanese Corp., Class A Shares	179,422
6,204	CF Industries Holdings Inc.	537,453
24,619	Corteva Inc.	1,826,484
25,583	Dow Inc.	630,109
77,775	DuPont de Nemours Inc.	5,982,453
4,100	Eastman Chemical Co.	288,394
8,981	Ecolab Inc.	2,488,096
8,379	Element Solutions Inc.	215,508
4,625	FMC Corp.	180,837
5,197	Huntsman Corp.	57,998
9,280	International Flavors & Fragrances Inc.	626,493

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 2.7% — (continued)

Chemicals — 1.5% — (continued)
33,252	Linde PLC	$15,904,099
9,329	LyondellBasell Industries NV, Class A Shares	525,689
11,554	Mosaic Co. (The)	385,904
236	NewMarket Corp.	195,163
4,515	Olin Corp.	106,825
8,288	PPG Industries Inc.	921,874
4,535	RPM International Inc.	568,281
1,413	Scotts Miracle-Gro Co. (The)	86,504
24,601	Sherwin-Williams Co. (The)	8,999,784
1,167	Westlake Corp.	102,486

	Total Chemicals	49,307,476

Construction Materials — 0.5%
24,626	CRH PLC	2,781,507
1,171	Eagle Materials Inc.	270,384
5,440	James Hardie Industries PLC*	109,507
13,885	Martin Marietta Materials Inc.	8,558,714
19,937	Vulcan Materials Co.	5,804,857

	Total Construction Materials	17,524,969

Containers & Packaging — 0.2%
80,152	Amcor PLC	691,712
2,417	AptarGroup Inc.	336,615
2,855	Avery Dennison Corp.	490,061
10,723	Ball Corp.	564,459
4,221	Crown Holdings Inc.	419,483
10,358	Graphic Packaging Holding Co.	230,673
18,720	International Paper Co.	930,010
3,239	Packaging Corp. of America.	705,972
3,841	Sealed Air Corp.	124,717
3,002	Silgan Holdings Inc.	140,854
18,358	Smurfit WestRock PLC	869,435
3,505	Sonoco Products Co.	165,611

	Total Containers & Packaging	5,669,602

Metals & Mining — 0.5%
9,226	Alcoa Corp.	296,985
18,013	Anglogold Ashanti PLC	1,020,617
1,721	Carpenter Technology Corp.	414,554
18,130	Cleveland-Cliffs Inc.*	194,898
167,990	Freeport-McMoRan Inc.	7,458,756
4,777	MP Materials Corp.*	339,836
39,810	Newmont Corp.	2,961,864
8,372	Nucor Corp.	1,245,168
1,925	Reliance Inc.	569,145
2,316	Royal Gold Inc.	415,907
3,113	Southern Copper Corp.	299,128
5,069	Steel Dynamics Inc.	663,633

	Total Metals & Mining	15,880,491

Paper & Forest Products — 0.0%@
2,196	Louisiana-Pacific Corp.	208,861

	TOTAL MATERIALS	88,591,399

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.3%

Diversified REITs — 0.0%@
7,725	WP Carey Inc.	$518,347

Health Care REITs — 0.2%
6,113	Alexandria Real Estate Equities Inc.	503,956
13,397	Healthcare Realty Trust Inc., Class A Shares	232,840
24,931	Healthpeak Properties Inc.	447,262
21,700	Medical Properties Trust Inc.	97,650
9,802	Omega Healthcare Investors Inc.	417,271
14,893	Ventas Inc.	1,013,915
23,431	Welltower Inc.	3,942,969

	Total Health Care REITs	6,655,863

Hotel & Resort REITs — 0.0%@
25,319	Host Hotels & Resorts Inc.	435,740
7,686	Park Hotels & Resorts Inc.	90,387

	Total Hotel & Resort REITs	526,127

Industrial REITs — 0.3%
9,865	Americold Realty Trust Inc.	142,451
1,804	EastGroup Properties Inc.	305,886
4,785	First Industrial Realty Trust Inc.	251,691
2,986	Lineage Inc.	125,143
78,255	Prologis Inc.	8,903,854
7,688	Rexford Industrial Realty Inc.	318,360
6,589	STAG Industrial Inc.	242,805

	Total Industrial REITs	10,290,190

Office REITs — 0.0%@
5,731	BXP Inc.	415,555
5,895	Cousins Properties Inc.	173,844
3,477	Highwoods Properties Inc.	109,630
4,190	Kilroy Realty Corp.	174,262
6,345	Vornado Realty Trust	241,300

	Total Office REITs	1,114,591

Real Estate Management & Development — 0.3%
10,633	CBRE Group Inc., Class A Shares*	1,723,822
95,855	CoStar Group Inc.*	8,578,064
1,100	Howard Hughes Holdings Inc.*	83,897
1,719	Jones Lang LaSalle Inc.*	525,275
1,770	Zillow Group Inc., Class A Shares*	144,220
5,605	Zillow Group Inc., Class C Shares*	472,557

	Total Real Estate Management & Development	11,527,835

Residential REITs — 0.3%
12,072	American Homes 4 Rent, Class A Shares	432,419
5,047	AvalonBay Communities Inc.	988,455
3,716	Camden Property Trust	416,118
50,256	Equity LifeStyle Properties Inc.	3,029,934
13,497	Equity Residential	892,422
2,262	Essex Property Trust Inc.	611,215
22,235	Invitation Homes Inc.	695,733
4,232	Mid-America Apartment Communities Inc.	617,110
4,472	Sun Communities Inc.	567,363
11,699	UDR Inc.	462,929

	Total Residential REITs	8,713,698

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.3% — (continued)

Retail REITs — 0.2%
3,747	Agree Realty Corp.	$272,557
10,566	Brixmor Property Group Inc.	295,742
2,957	Federal Realty Investment Trust	297,327
23,484	Kimco Realty Corp.	528,155
6,409	NNN REIT Inc.	275,010
31,237	Realty Income Corp.	1,835,486
6,480	Regency Centers Corp.	469,800
11,595	Simon Property Group Inc.	2,094,753

	Total Retail REITs	6,068,830

Specialized REITs — 1.0%
44,474	American Tower Corp.	9,066,025
15,553	Crown Castle Inc.	1,541,924
7,927	CubeSmart	324,373
11,876	Digital Realty Trust Inc.	1,990,893
2,805	EPR Properties	152,171
7,098	Equinix Inc.	5,580,377
7,437	Extra Space Storage Inc.	1,067,804
9,298	Gaming & Leisure Properties Inc.	446,397
10,420	Iron Mountain Inc.	962,079
3,205	Lamar Advertising Co., Class A Shares	407,836
4,085	Millrose Properties Inc.	144,241
2,458	National Storage Affiliates Trust	79,221
23,584	Public Storage	6,947,611
5,193	Rayonier Inc.	136,472
3,846	SBA Communications Corp., Class A Shares	787,853
37,915	VICI Properties Inc., Class A Shares	1,280,769
26,450	Weyerhaeuser Co.	684,261

	Total Specialized REITs	31,600,307

	TOTAL REAL ESTATE	77,015,788

UTILITIES — 1.9%

Electric Utilities — 1.3%
9,088	Alliant Energy Corp.	591,356
19,013	American Electric Power Co., Inc.	2,110,823
11,289	Constellation Energy Corp.	3,476,786
86,162	Duke Energy Corp.	10,553,983
13,821	Edison International	775,773
15,318	Entergy Corp.	1,349,363
7,906	Evergy Inc.	563,382
13,277	Eversource Energy	850,657
35,860	Exelon Corp.	1,566,365
19,623	FirstEnergy Corp.	855,955
1,900	IDACORP Inc.	237,690
158,604	NextEra Energy Inc.	11,427,418
7,262	NRG Energy Inc.	1,057,057
6,978	OGE Energy Corp.	311,638
78,483	PG&E Corp.	1,199,220
3,987	Pinnacle West Capital Corp.	356,278
26,361	PPL Corp.	961,386
39,259	Southern Co. (The)	3,623,606
20,583	Xcel Energy Inc.	1,490,003

	Total Electric Utilities	43,358,739

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units		Security	Value

UTILITIES — 1.9% — (continued)

Gas Utilities — 0.1%
5,545		Atmos Energy Corp.	$921,191
7,585		MDU Resources Group Inc.	123,560
3,115		National Fuel Gas Co.	270,195
7,601		UGI Corp.	263,298

		Total Gas Utilities	1,578,244

Independent Power & Renewable Electricity Producers — 0.1%
26,360		AES Corp. (The)	356,915
4,816		Brookfield Renewable Corp.	162,299
1,465		Clearway Energy Inc., Class A Shares	41,298
2,939		Clearway Energy Inc., Class C Shares	87,612
1,622		Talen Energy Corp.*	614,608
12,143		Vistra Corp.	2,296,363

		Total Independent Power & Renewable Electricity Producers	3,559,095

Multi-Utilities — 0.4%
9,500		Ameren Corp.	947,910
23,113		CenterPoint Energy Inc.	871,591
10,807		CMS Energy Corp.	773,457
12,443		Consolidated Edison Inc.	1,222,276
30,037		Dominion Energy Inc.	1,799,216
7,364		DTE Energy Co.	1,006,291
16,703		NiSource Inc.	706,036
17,855		Public Service Enterprise Group Inc.	1,470,002
22,707		Sempra	1,874,690
11,376		WEC Energy Group Inc.	1,211,658

		Total Multi-Utilities	11,883,127

Water Utilities — 0.0%@
6,936		American Water Works Co., Inc.	995,385
9,088		Essential Utilities Inc.	359,067

		Total Water Utilities	1,354,452

		TOTAL UTILITIES	61,733,657

		TOTAL COMMON STOCKS (Cost — $1,732,450,401)	3,241,256,354

Face Amount†

SHORT-TERM INVESTMENTS — 1.5%

TIME DEPOSITS — 1.5%
37,732	CAD	BBH — Grand Cayman, 1.590% due 9/2/25	27,478
$22,456,806		Citibank — New York, 3.680% due 9/2/25	22,456,806
15,294,567		JPMorgan Chase & Co. — New York, 3.680% due 9/2/25	15,294,567
10,716,672		Royal Bank of Canada — Toronto, 3.680% due 9/2/25	10,716,672

		TOTAL SHORT-TERM INVESTMENTS (Cost — $48,495,523)	48,495,523

		TOTAL INVESTMENTS — 99.9% (Cost — $1,780,945,924)	3,289,751,877

		Other Assets in Excess of Liabilities — 0.1%	3,033,833

		TOTAL NET ASSETS — 100.0%	$3,292,785,710

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Large Cap Equity ETF
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Affiliated security (See Note 2). As of August 31, 2025, total cost and total value of affiliated security amounted to $1,958,582 and $6,187,286, respectively.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At August 31, 2025, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$1,801,055,896	$1,546,645,125	$(57,279,863)	$1,489,365,262

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	27.9%
Financials	16.3
Consumer Discretionary	11.4
Industrials	10.0
Communication Services	9.5
Health Care	9.4
Consumer Staples	4.1
Energy	3.0
Materials	2.7
Real Estate	2.3
Utilities	1.9
Short-Term Investments	1.5

Total Investments	100.0%

^	As a percentage of total investments.

At August 31, 2025, Morgan Stanley Pathway Large Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	50	9/25	$15,544,941	$16,181,875	$636,934
S&P MidCap 400 E-mini Index Futures	3	9/25	944,495	977,550	33,055

					$669,989

At August 31, 2025, Morgan Stanley Pathway Large Cap Equity ETF had deposited cash of $1,121,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 97.2%

COMMUNICATION SERVICES — 2.4%

Diversified Telecommunication Services — 0.2%
368	Anterix Inc.*	$8,736
7,685	AST SpaceMobile Inc., Class A Shares*	376,104
382	ATN International Inc.	6,494
997	Bandwidth Inc., Class A Shares*	14,955
1,959	Cogent Communications Holdings Inc.	74,892
10,550	Frontier Communications Parent Inc.*	391,194
5,412	GCI Liberty Inc.*#	—
148	GCI Liberty Inc., Class A Shares*	5,525
1,003	GCI Liberty Inc., Class C Shares*	36,750
2,185	Globalstar Inc.*	65,397
719	IDT Corp., Class B Shares	46,066
4,346	Iridium Communications Inc.	108,172
7,854	Liberty Global Ltd., Class A Shares*	92,206
6,728	Liberty Global Ltd., Class C Shares*	80,400
2,029	Liberty Latin America Ltd., Class A Shares*	16,354
4,976	Liberty Latin America Ltd., Class C Shares*	41,002
44,025	Lumen Technologies Inc.*	218,804
1,859	Shenandoah Telecommunications Co.	24,632
6,299	Uniti Group Inc.*	39,684

	Total Diversified Telecommunication Services	1,647,367

Entertainment — 0.5%
17,450	AMC Entertainment Holdings Inc., Class A Shares*	49,035
409	Atlanta Braves Holdings Inc., Class A Shares*	19,430
2,116	Atlanta Braves Holdings Inc., Class C Shares*	95,178
4,749	Cinemark Holdings Inc.	122,524
2,993	Eventbrite Inc., Class A Shares*	7,931
28,596	IMAX Corp.*	816,702
863	Liberty Media Corp.-Liberty Live, Class A Shares*	81,657
2,130	Liberty Media Corp.-Liberty Live, Class C Shares*	207,419
152,597	Lionsgate Studios Corp.*	981,199
1,664	Madison Square Garden Entertainment Corp., Class A Shares*	67,741
693	Madison Square Garden Sports Corp., Class A Shares*	137,103
924	Marcus Corp. (The)	14,267
3,300	Playstudios Inc.*	3,190
2,726	Playtika Holding Corp.	10,113
697	Reservoir Media Inc.*	5,492
5,815	Roku Inc., Class A Shares*	561,496
1,283	Sphere Entertainment Co.*	58,133
10,172	Starz Entertainment Corp.*	129,896
141	Vivid Seats Inc., Class A Shares*	2,503

	Total Entertainment	3,371,009

Interactive Media & Services — 0.2%
2,127	Angi Inc., Class A Shares*	37,690
3,543	Bumble Inc., Class A Shares*	21,860
3,737	Cargurus Inc., Class A Shares*	129,300
2,485	Cars.com Inc.*	32,429
1,212	EverQuote Inc., Class A Shares*	28,179
14,529	fuboTV Inc.*	51,287
3,599	Getty Images Holdings Inc.*	6,622
1,860	Grindr Inc.*	29,090
3,108	IAC Inc.*	113,815
11,092	Match Group Inc.	414,175

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.4% — (continued)

Interactive Media & Services — 0.2% — (continued)
1,244	MediaAlpha Inc., Class A Shares*	$13,149
7,146	Nextdoor Holdings Inc.*	14,649
2,451	QuinStreet Inc.*	38,432
4,016	Rumble Inc.*	29,277
947	Shutterstock Inc.	19,821
1,421	Teads Holding Co.*	2,487
4,675	TripAdvisor Inc.*	81,439
3,373	TrueCar Inc.*	7,421
4,818	Trump Media & Technology Group Corp.*	84,460
7,031	Vimeo Inc.*	29,530
654	Webtoon Entertainment Inc.*	9,463
2,830	Yelp Inc., Class A Shares*	89,485
1,812	Ziff Davis Inc.*	69,237
2,653	ZipRecruiter Inc., Class A Shares*	13,265
13,594	ZoomInfo Technologies Inc., Class A Shares*	148,175

	Total Interactive Media & Services	1,514,737

Media — 1.4%
3,912	Advantage Solutions Inc.*	7,120
13,780	Altice USA Inc., Class A Shares*	32,245
1,217	AMC Networks Inc., Class A Shares*	8,592
862	Boston Omaha Corp., Class A Shares*	11,499
244	Cable One Inc.	39,401
125,891	Criteo SA, ADR*	3,125,874
6,196	DoubleVerify Holdings Inc.*	100,809
5,990	EchoStar Corp., Class A Shares*	370,122
2,331	Entravision Communications Corp., Class A Shares	6,037
2,008	EW Scripps Co. (The), Class A Shares*	6,004
711	Gambling.com Group Ltd.*	6,207
7,620	Gannett Co., Inc.*	31,318
5,110	Gray Media Inc.	31,324
737	Ibotta Inc., Class A Shares*	19,855
4,494	iHeartMedia Inc., Class A Shares*	9,572
3,575	Integral Ad Science Holding Corp.*	32,139
16,227	Interpublic Group of Cos., Inc. (The)	435,533
1,701	John Wiley & Sons Inc., Class A Shares	69,027
741	Liberty Broadband Corp., Class A Shares*	44,956
5,018	Liberty Broadband Corp., Class C Shares*	305,395
6,360	Magnite Inc.*	165,042
2,565	National CineMedia Inc.	11,260
6,975	New York Times Co. (The), Class A Shares	417,384
16,663	News Corp., Class A Shares	490,059
5,368	News Corp., Class B Shares	181,814
9,120	Nexstar Media Group Inc., Class A Shares	1,865,314
2,126	Nexxen International Ltd., ADR*	21,324
71,580	NIQ Global Intelligence PLC*	1,219,723
1,595	PubMatic Inc., Class A Shares*	13,829
869	Scholastic Corp.	22,299
1,759	Sinclair Inc.	25,453
8,569	Sirius XM Holdings Inc.	202,571
6,609	Stagwell Inc., Class A Shares*	37,275
978	TechTarget Inc.*	5,770
7,319	TEGNA Inc.	155,163
1,624	Thryv Holdings Inc.*	20,885
2,259	WideOpenWest Inc.*	11,498

	Total Media	9,559,692

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.4% — (continued)

Wireless Telecommunication Services — 0.1%
2,955	Gogo Inc.*	$32,446
4,645	Millicom International Cellular SA	224,400
602	Spok Holdings Inc.	10,932
4,212	Telephone & Data Systems Inc.	168,859

	Total Wireless Telecommunication Services	436,637

	TOTAL COMMUNICATION SERVICES	16,529,442

CONSUMER DISCRETIONARY — 10.1%

Automobile Components — 0.9%
3,372	Adient PLC*	83,626
4,445	American Axle & Manufacturing Holdings Inc.*	25,870
53,091	BorgWarner Inc.	2,270,171
593	Cooper-Standard Holdings Inc.*	21,834
6,122	Dana Inc.	123,420
1,278	Dorman Products Inc.*	206,768
1,945	Fox Factory Holding Corp.*	56,269
6,145	Garrett Motion Inc.	79,824
10,111	Gentex Corp.	283,209
1,451	Gentherm Inc.*	53,353
12,257	Goodyear Tire & Rubber Co. (The)*	103,939
2,083	Holley Inc.*	8,478
1,046	LCI Industries	110,269
12,719	Lear Corp.	1,399,090
1,084	Luminar Technologies Inc., Class A Shares*	1,843
2,287	Modine Manufacturing Co.*	311,329
1,431	Patrick Industries Inc.	160,057
1,984	Phinia Inc.	116,024
19,170	QuantumScape Corp., Class A Shares*	152,018
5,627	Solid Power Inc.*	24,365
836	Standard Motor Products Inc.	32,445
1,261	Visteon Corp.	156,314
1,212	XPEL Inc.*	45,038

	Total Automobile Components	5,825,553

Automobiles — 0.2%
4,900	Harley-Davidson Inc.	142,688
5,756	Lucid Group Inc., Class A Shares*(a)	113,969
35,076	Rivian Automotive Inc., Class A Shares*	475,981
2,219	Thor Industries Inc.	243,203
1,288	Winnebago Industries Inc.	46,342

	Total Automobiles	1,022,183

Broadline Retail — 0.1%
140	Dillard’s Inc., Class A Shares	74,603
4,625	Etsy Inc.*	245,171
1,215	Groupon Inc., Class A Shares*	31,712
5,057	Kohl’s Corp.	76,159
13,029	Macy’s Inc.	172,374
2,685	Ollie’s Bargain Outlet Holdings Inc.*	340,565
946	Savers Value Village Inc.*	11,437

	Total Broadline Retail	952,021

Distributors — 0.1%
652	A-Mark Precious Metals Inc.	15,263
869	GigaCloud Technology Inc., Class A Shares*	23,003

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.1% — (continued)

Distributors — 0.1% — (continued)
11,537	LKQ Corp.	$376,337
1,602	Pool Corp.	497,757
209	Weyco Group Inc.	6,333

	Total Distributors	918,693

Diversified Consumer Services — 1.1%
204,140	ADT Inc.	1,778,059
1,661	Adtalem Global Education Inc.*	217,508
581	American Public Education Inc.*	17,535
2,524	Bright Horizons Family Solutions Inc.*	297,933
504	Carriage Services Inc., Class A Shares	22,065
6,131	Coursera Inc.*	70,507
1,660	Duolingo Inc., Class A Shares*	494,448
1,392	European Wax Center Inc., Class A Shares*	5,972
3,358	Frontdoor Inc.*	203,998
140	Graham Holdings Co., Class B Shares	152,047
1,250	Grand Canyon Education Inc.*	251,962
5,968	H&R Block Inc.	300,489
1,046	KinderCare Learning Cos Inc.*	7,521
57,556	Laureate Education Inc., Class A Shares*	1,581,639
1,290	Lincoln Educational Services Corp.*	24,265
1,140	Matthews International Corp., Class A Shares	28,010
4,478	Mister Car Wash Inc.*	25,569
2,768	Nerdy Inc.*	3,764
4,240	OneSpaWorld Holdings Ltd.	95,697
2,713	Perdoceo Education Corp.	88,824
6,222	Service Corp. International	493,093
1,119	Strategic Education Inc.	91,031
7,549	Stride Inc.*	1,231,921
3,512	Udemy Inc.*	24,092
2,070	Universal Technical Institute Inc.*	55,041

	Total Diversified Consumer Services	7,562,990

Hotels, Restaurants & Leisure — 2.8%
2,476	Accel Entertainment Inc., Class A Shares*	28,697
11,599	Aramark	453,637
26	Biglari Holdings Inc., Class B Shares*	8,083
1,067	BJ’s Restaurants Inc.*	35,809
3,877	Bloomin’ Brands Inc.	28,496
2,591	Boyd Gaming Corp.	222,463
157,061	Brightstar Lottery PLC	2,613,495
16,421	Brinker International Inc.*	2,561,348
9,319	Caesars Entertainment Inc.*	249,470
4,480	Cava Group Inc.*	302,624
2,124	Cheesecake Factory Inc. (The)	130,541
1,170	Choice Hotels International Inc.	139,909
2,883	Churchill Downs Inc.	299,054
15,803	Cracker Barrel Old Country Store Inc.	945,335
1,210	Dave & Buster’s Entertainment Inc.*	31,061
1,906	Denny’s Corp.*	8,710
1,006	Dine Brands Global Inc.	24,094
5,192	Dutch Bros Inc., Class A Shares*	372,941
962	El Pollo Loco Holdings Inc.*	10,226
1,501	First Watch Restaurant Group Inc.*	28,279
175,225	Genius Sports Ltd.*	2,241,128

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.1% — (continued)

Hotels, Restaurants & Leisure — 2.8% — (continued)
5,798	Global Business Travel Group I*	$48,355
752	Golden Entertainment Inc.	18,702
2,743	Hilton Grand Vacations Inc.*	130,347
1,783	Hyatt Hotels Corp., Class A Shares	257,251
771	Inspired Entertainment Inc.*	7,170
736	Jack in the Box Inc.	14,205
3,158	Krispy Kreme Inc.	11,211
358	Kura Sushi USA Inc., Class A Shares*	30,360
6,086	Life Time Group Holdings Inc.*	169,921
3,690	Light & Wonder Inc., Class A Shares*	341,214
1,374	Lindblad Expeditions Holdings Inc.*	20,033
1,514	Marriott Vacations Worldwide Corp.	118,319
9,186	MGM Resorts International*	364,592
565	Monarch Casino & Resort Inc.	58,946
79	Nathan’s Famous Inc.	8,271
19,570	Norwegian Cruise Line Holdings Ltd.*	486,119
1,518	Papa John’s International Inc.	73,942
6,706	Penn Entertainment Inc.*	135,662
3,713	Planet Fitness Inc., Class A Shares*	389,122
2,153	Portillo’s Inc., Class A Shares*	15,243
1,154	Potbelly Corp.*	14,933
764	Pursuit Attractions & Hospitality Inc.*	28,497
318	RCI Hospitality Holdings Inc.	11,833
2,200	Red Rock Resorts Inc., Class A Shares	136,114
3,483	Rush Street Interactive Inc.*	77,671
18,221	Sabre Corp.*	32,616
2,545	Serve Robotics Inc.*	28,249
1,686	Shake Shack Inc., Class A Shares*	178,716
4,350	Six Flags Entertainment Corp.*	98,701
6,982	Super Group SGHC Ltd.	81,201
4,379	Sweetgreen Inc., Class A Shares*	39,849
1,370	Target Hospitality Corp.*	12,426
11,821	Texas Roadhouse Inc., Class A Shares	2,039,714
2,829	Travel + Leisure Co.	178,821
14,570	United Parks & Resorts Inc.*	766,091
1,620	Vail Resorts Inc.	265,356
7,866	Wendy’s Co. (The)	83,458
1,239	Wingstop Inc.	406,541
3,398	Wyndham Hotels & Resorts Inc.	294,301
3,724	Wynn Resorts Ltd.	472,017
901	Xponential Fitness Inc., Class A Shares*	7,577

	Total Hotels, Restaurants & Leisure	18,689,067

Household Durables — 1.6%
1,728	Beazer Homes USA Inc.*	43,476
344	Cavco Industries Inc.*	182,489
1,185	Century Communities Inc.	78,068
2,350	Champion Homes Inc.*	177,331
3,402	Cricut Inc., Class A Shares	19,391
1,378	Dream Finders Homes Inc., Class A Shares*	38,295
1,105	Ethan Allen Interiors Inc.	32,608
214	Flexsteel Industries Inc.	9,925
1,330	Green Brick Partners Inc.*	92,887
417	Hamilton Beach Brands Holding Co., Class A Shares	6,147
892	Helen of Troy Ltd.*	21,899

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.1% — (continued)

Household Durables — 1.6% — (continued)
189	Hovnanian Enterprises Inc., Class A Shares*	$26,528
1,023	Installed Building Products Inc.	267,842
3,150	KB Home	200,182
1,821	La-Z-Boy Inc.	67,322
368	Legacy Housing Corp.*	10,284
6,080	Leggett & Platt Inc.	58,429
977	LGI Homes Inc.*	60,486
551	Lovesac Co. (The)*	10,541
1,149	M/I Homes Inc.*	169,202
3,124	Meritage Homes Corp.	242,704
2,330	Mohawk Industries Inc.*	309,168
17,983	Newell Brands Inc.	106,459
3,335	SharkNinja Inc.*	390,062
30,130	Somnigroup International Inc.	2,529,413
5,708	Sonos Inc.*	79,455
4,266	Taylor Morrison Home Corp., Class A Shares*	287,400
4,388	Toll Brothers Inc.	609,932
7,610	TopBuild Corp.*	3,201,984
3,105	Traeger Inc.*	3,912
3,969	Tri Pointe Homes Inc.*	140,225
13,419	Whirlpool Corp.	1,249,980

	Total Household Durables	10,724,026

Leisure Products — 0.4%
1,195	Acushnet Holdings Corp.	91,597
23,784	Brunswick Corp.	1,512,425
970	Clarus Corp.	3,521
445	Escalade Inc.	5,607
1,150	Funko Inc., Class A Shares*	3,979
5,853	Hasbro Inc.	475,088
271	JAKKS Pacific Inc.	4,816
182	Johnson Outdoors Inc., Class A Shares	7,338
1,748	Latham Group Inc.*	14,036
752	Malibu Boats Inc., Class A Shares*	24,966
338	Marine Products Corp.	2,951
691	MasterCraft Boat Holdings Inc.*	15,161
14,412	Mattel Inc.*	263,740
4,531	Outdoor Holding Co.*	6,479
15,544	Peloton Interactive Inc., Class A Shares*	118,134
2,334	Polaris Inc.	132,058
1,808	Smith & Wesson Brands Inc.	14,771
758	Sturm Ruger & Co., Inc.	26,280
6,437	Topgolf Callaway Brands Corp.*	61,538
3,745	YETI Holdings Inc.*	131,674

	Total Leisure Products	2,916,159

Specialty Retail — 1.7%
932	1-800-Flowers.com Inc., Class A Shares*	5,219
2,109	Abercrombie & Fitch Co., Class A Shares*	197,255
2,935	Academy Sports & Outdoors Inc.	157,169
2,494	Advance Auto Parts Inc.	152,109
7,900	American Eagle Outfitters Inc.	102,226
370	America’s Car-Mart Inc.*	16,580
1,871	Arhaus Inc., Class A Shares*	21,947
4,597	Arko Corp.	22,985

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.1% — (continued)

Specialty Retail — 1.7% — (continued)
872	Asbury Automotive Group Inc.*	$219,343
5,561	AutoNation Inc.*	1,218,304
5,855	BARK Inc.*	5,283
63,107	Bath & Body Works Inc.	1,843,355
2,025	Bed Bath & Beyond Inc.*	18,245
1,371	Boot Barn Holdings Inc.*	243,723
1,398	Buckle Inc. (The)	79,113
660	Build-A-Bear Workshop Inc.	40,135
21,646	Caleres Inc.	324,690
2,946	Camping World Holdings Inc., Class A Shares	51,584
6,740	CarMax Inc.*	413,499
307	Citi Trends Inc.*	10,938
1,844	Designer Brands Inc., Class A Shares	6,841
2,450	Dick’s Sporting Goods Inc.	521,360
6,611	EVgo Inc., Class A Shares*	25,585
2,363	Five Below Inc.*	342,871
4,816	Floor & Decor Holdings Inc., Class A Shares*	394,527
3,769	Foot Locker Inc.*	93,094
18,268	GameStop Corp., Class A Shares*	409,386
10,366	Gap Inc. (The)	228,156
395	Genesco Inc.*	12,632
2,422	Group 1 Automotive Inc.	1,125,697
560	Haverty Furniture Cos., Inc.	12,628
264	J Jill Inc.	4,425
617	Lands’ End Inc.*	8,860
1,155	Lithia Motors Inc., Class A Shares	388,865
808	MarineMax Inc.*	21,291
1,104	Monro Inc.	18,304
817	Murphy USA Inc.	307,601
3,546	National Vision Holdings Inc.*	81,345
21,929	ODP Corp. (The)*	444,282
338	OneWater Marine Inc., Class A Shares*	5,689
806	Penske Automotive Group Inc.	148,634
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	13,043
3,897	RealReal Inc. (The)*	29,734
1,515	Revolve Group Inc., Class A Shares*	33,891
646	RH*	145,783
4,697	Sally Beauty Holdings Inc.*	65,100
715	Shoe Carnival Inc.	14,944
1,855	Signet Jewelers Ltd.	163,333
800	Sleep Number Corp.*	8,424
675	Sonic Automotive Inc., Class A Shares	55,478
3,632	Stitch Fix Inc., Class A Shares*	19,213
4,700	ThredUp Inc., Class A Shares*	50,854
958	Tile Shop Holdings Inc.*	5,949
1,045	Torrid Holdings Inc.*	2,278
2,471	Upbound Group Inc.	62,788
2,719	Urban Outfitters Inc.*	182,391
5,749	Valvoline Inc.*	222,946
3,164	Victoria’s Secret & Co.*	72,835
4,705	Warby Parker Inc., Class A Shares*	123,271
4,342	Wayfair Inc., Class A Shares*	323,913
125	Winmark Corp.	57,980
661	Zumiez Inc.*	11,363

	Total Specialty Retail	11,411,286

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.1% — (continued)

Textiles, Apparel & Luxury Goods — 1.2%
6,780	Amer Sports Inc.*	$266,590
55,330	Birkenstock Holding PLC*	2,884,353
5,171	Capri Holdings Ltd.*	106,471
1,594	Carter’s Inc.	45,525
1,373	Columbia Sportswear Co.	76,503
17,539	Crocs Inc.*	1,529,401
3,378	Ermenegildo Zegna NV	28,510
4,601	Figs Inc., Class A Shares*	32,437
1,761	G-III Apparel Group Ltd.*	47,547
14,751	Hanesbrands Inc.*	93,079
2,373	Kontoor Brands Inc.	183,314
555	Movado Group Inc.	10,140
746	Oxford Industries Inc.	32,861
2,371	PVH Corp.	199,923
1,748	Ralph Lauren Corp., Class A Shares	519,034
279	Rocky Brands Inc.	8,490
5,820	Skechers USA Inc., Class A Shares*	367,126
3,111	Steven Madden Ltd.	90,343
481	Superior Group of Cos., Inc.	6,320
9,262	Tapestry Inc.	943,057
8,509	Under Armour Inc., Class A Shares*	42,545
100,094	Under Armour Inc., Class C Shares*	492,462
15,604	V.F. Corp.	236,088
3,800	Wolverine World Wide Inc.	121,372

	Total Textiles, Apparel & Luxury Goods	8,363,491

	TOTAL CONSUMER DISCRETIONARY	68,385,469

CONSUMER STAPLES — 3.2%

Beverages — 0.3%
394	Boston Beer Co., Inc. (The), Class A Shares*	87,109
7,351	Celsius Holdings Inc.*	462,231
2,295	Coca-Cola Consolidated Inc.	269,066
530	MGP Ingredients Inc.	15,672
993	National Beverage Corp.*	41,756
11,527	Primo Brands Corp., Class A Shares	289,443
30,714	Vita Coco Co., Inc. (The)*	1,097,718

	Total Beverages	2,262,995

Consumer Staples Distribution & Retail — 1.8%
18,696	Albertsons Cos., Inc., Class A Shares	363,824
1,483	Andersons Inc. (The)	60,655
26,706	BJ’s Wholesale Club Holdings Inc.*	2,608,642
1,643	Casey’s General Stores Inc.	812,496
1,589	Chefs’ Warehouse Inc. (The)*	100,330
15,325	Dollar Tree Inc.*	1,673,030
4,097	Grocery Outlet Holding Corp.*	74,197
1,410	HF Foods Group Inc.*	4,625
648	Ingles Markets Inc., Class A Shares	43,863
52,284	Maplebear Inc.*	2,267,557
679	Natural Grocers by Vitamin Cottage Inc.	26,108
6,866	Performance Food Group Co.*	696,212
1,134	PriceSmart Inc.	121,633
1,338	SpartanNash Co.	35,858
16,123	Sprouts Farmers Market Inc.*	2,265,926
2,473	United Natural Foods Inc.*	69,936

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 3.2% — (continued)

Consumer Staples Distribution & Retail — 1.8% — (continued)
10,292	US Foods Holding Corp.*	$798,659
334	Village Super Market Inc., Class A Shares	12,118
724	Weis Markets Inc.	51,875

	Total Consumer Staples Distribution & Retail	12,087,544

Food Products — 0.7%
284	Alico Inc.	9,611
2,868	B&G Foods Inc.	12,935
2,282	Beyond Meat Inc.*(a)	5,705
2,297	BRC Inc., Class A Shares*	3,560
610	Calavo Growers Inc.	16,683
1,958	Cal-Maine Foods Inc.	226,423
7,028	Darling Ingredients Inc.*	238,671
3,769	Dole PLC	55,480
8,289	Flowers Foods Inc.	124,667
1,530	Fresh Del Monte Produce Inc.	55,508
2,202	Freshpet Inc.*	122,916
60,590	Hain Celestial Group Inc. (The)*	109,062
2,808	Ingredion Inc.	363,748
635	J&J Snack Foods Corp.	70,847
421	John B Sanfilippo & Son Inc.	27,323
6,043	Lamb Weston Holdings Inc.	347,654
163	Lifeway Foods Inc.*	4,967
630	Limoneira Co.	9,929
1,209	Mama’s Creations Inc.*	9,648
870	Marzetti Co. (The)	158,862
1,596	Mission Produce Inc.*	19,966
87,692	Nomad Foods Ltd.	1,362,734
1,852	Pilgrim’s Pride Corp.	82,321
2,201	Post Holdings Inc.*	249,043
13	Seaboard Corp.	51,600
167	Seneca Foods Corp., Class A Shares*	18,904
3,938	Simply Good Foods Co. (The)*	112,745
1,364	Smithfield Foods Inc.	34,686
3,519	SunOpta Inc.*	22,064
954	Tootsie Roll Industries Inc.	38,360
32,012	TreeHouse Foods Inc.*	587,100
2,930	Utz Brands Inc.	39,321
1,383	Vital Farms Inc.*	70,657
1,319	Westrock Coffee Co.*	7,136
2,923	WK Kellogg Co.	66,995

	Total Food Products	4,737,831

Household Products — 0.3%
448	Central Garden & Pet Co.*	16,320
2,228	Central Garden & Pet Co., Class A Shares*	73,591
3,098	Energizer Holdings Inc.	85,381
400	Oil-Dri Corp. of America	23,752
2,451	Reynolds Consumer Products Inc.	56,888
1,314	Spectrum Brands Holdings Inc.	74,885
6,613	WD-40 Co.	1,428,672

	Total Household Products	1,759,489

Personal Care Products — 0.1%
3,042	Beauty Health Co. (The)*	6,327
5,596	BellRing Brands Inc.*	229,716

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 3.2% — (continued)

Personal Care Products — 0.1% — (continued)
16,031	Coty Inc., Class A Shares*	$68,613
2,085	Edgewell Personal Care Co.	50,082
2,398	elf Beauty Inc.*	299,750
4,000	Herbalife Ltd.*	39,120
3,123	Honest Co., Inc. (The)*	12,367
770	Interparfums Inc.	88,504
412	Medifast Inc.*	5,780
462	Nature’s Sunshine Products Inc.*	7,785
1,812	Nu Skin Enterprises Inc., Class A Shares	22,052
5,174	Olaplex Holdings Inc.*	7,399
416	USANA Health Sciences Inc.*	13,274
1,477	Waldencast PLC, Class A Shares*	2,304

	Total Personal Care Products	853,073

Tobacco — 0.0%@
2,958	Ispire Technology Inc.*	9,406
772	Turning Point Brands Inc.	76,814
1,051	Universal Corp.	58,804

	Total Tobacco	145,024

	TOTAL CONSUMER STAPLES	21,845,956

ENERGY — 3.6%

Energy Equipment & Services — 1.2%
7,135	Archrock Inc.	176,663
1,200	Aris Water Solutions Inc., Class A Shares	29,124
2,951	Atlas Energy Solutions Inc., Class A Shares	34,556
8,774	Borr Drilling Ltd.*	25,532
1,190	Bristow Group Inc.*	45,827
3,029	Cactus Inc., Class A Shares	127,067
1,752	Core Laboratories Inc.	20,166
699	DMC Global Inc.*	4,683
4,363	Expro Group Holdings NV*	54,407
767	Flowco Holdings Inc., Class A Shares	12,517
302	Forum Energy Technologies Inc.*	7,988
6,400	Helix Energy Solutions Group Inc.*	42,176
4,282	Helmerich & Payne Inc.	89,451
19,382	Innovex International Inc.*	334,533
6,678	ION Geophysical Corp.*(b)#	—
2,553	Kodiak Gas Services Inc.	91,372
6,700	Liberty Energy Inc., Class A Shares	75,375
1,296	Mammoth Energy Services Inc.*	3,072
720	Nabors Industries Ltd.*	26,842
3,226	National Energy Services Reunited Corp.*	30,195
395	Natural Gas Services Group Inc.	10,333
5,773	Noble Corp. PLC	166,378
16,943	NOV Inc.	225,172
4,472	Oceaneering International Inc.*	109,117
2,491	Oil States International Inc.*	13,950
78,686	Patterson-UTI Energy Inc.	457,166
852	ProFrac Holding Corp., Class A Shares*	3,408
3,269	ProPetro Holding Corp.*	16,672
585	Ranger Energy Services Inc., Class A Shares	8,348
3,435	RPC Inc.	16,385
769	SEACOR Marine Holdings Inc.*	4,929
3,019	Seadrill Ltd.*	96,336

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 3.6% — (continued)

Energy Equipment & Services — 1.2% — (continued)
4,498	Select Water Solutions Inc., Class A Shares	$38,323
1,448	Solaris Energy Infrastructure Inc., Class A Shares	45,742
103,724	TechnipFMC PLC	3,812,894
219,661	TETRA Technologies Inc.*	1,032,407
2,190	Tidewater Inc.*	131,838
31,438	Transocean Ltd.*	95,257
2,796	Valaris Ltd.*	138,877
3,130	Weatherford International PLC	199,397

	Total Energy Equipment & Services	7,854,475

Oil, Gas & Consumable Fuels — 2.4%
14,986	Antero Midstream Corp.	266,601
13,037	Antero Resources Corp.*	416,141
16,079	APA Corp.	373,354
1,636	Ardmore Shipping Corp.	19,010
3,004	Berry Corp.	10,033
556	BKV Corp.*	12,960
2,961	California Resources Corp.	147,103
3,144	Calumet Inc.*	51,247
7,045	Cameco Corp.	545,213
670	Centrus Energy Corp., Class A Shares*	135,159
2,644	Chord Energy Corp.	290,549
4,168	Civitas Resources Inc.	153,299
6,419	Clean Energy Fuels Corp.*	16,882
47,295	CNX Resources Corp.*	1,381,014
3,409	Comstock Resources Inc.*	54,987
2,282	Core Natural Resources Inc.	169,461
8,326	Crescent Energy Co., Class A Shares	79,430
1,379	CVR Energy Inc.	42,046
2,890	Delek US Holdings Inc.	80,082
36,220	Devon Energy Corp.	1,307,542
5,653	DHT Holdings Inc.	66,253
2,432	Diversified Energy Co. PLC	40,055
1,683	Dorian LPG Ltd.	53,822
4,434	DT Midstream Inc.	461,934
7,149	Encore Energy Corp.*	17,015
8,492	Energy Fuels Inc.*	98,168
1,066	Evolution Petroleum Corp.	5,501
1,267	Excelerate Energy Inc., Class A Shares	30,940
1,152	FLEX LNG Ltd.	31,392
1,005	FutureFuel Corp.	3,899
4,407	Golar LNG Ltd.	193,115
1,949	Granite Ridge Resources Inc.	10,836
2,112	Green Plains Inc.*	23,464
696	Gulfport Energy Corp.*	121,125
18,583	HF Sinclair Corp.	945,503
455	HighPeak Energy Inc.	3,504
529	Infinity Natural Resources Inc., Class A Shares*	7,882
1,726	International Seaways Inc.	78,395
2,092	Kinetik Holdings Inc., Class A Shares	87,508
21,548	Kosmos Energy Ltd.*	38,571
58,927	Magnolia Oil & Gas Corp., Class A Shares	1,466,104
32,300	Matador Resources Co.	1,626,628
6,379	Murphy Oil Corp.	158,582
101	NACCO Industries Inc., Class A Shares	3,951

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 3.6% — (continued)

Oil, Gas & Consumable Fuels — 2.4% — (continued)
1,753	Navigator Holdings Ltd.	$28,206
8,812	New Fortress Energy Inc., Class A Shares	21,678
6,331	NextDecade Corp.*	67,868
8,222	Nordic American Tankers Ltd.	25,570
90,672	Northern Oil & Gas Inc.	2,371,980
11,488	Ovintiv Inc.	483,875
2,535	Par Pacific Holdings Inc.*	87,812
3,895	PBF Energy Inc., Class A Shares	106,411
5,366	Peabody Energy Corp.	93,368
29,424	Permian Resources Corp., Class A Shares	420,469
47	PrimeEnergy Resources Corp.*	7,110
10,377	Range Resources Corp.	355,620
731	REX American Resources Corp.*	45,739
422	Riley Exploration Permian Inc.	12,348
3,181	Sable Offshore Corp.*	85,823
1,525	SandRidge Energy Inc.	18,056
2,049	Scorpio Tankers Inc.	103,270
5,641	SFL Corp., Ltd., Class B Shares	45,861
5,281	SM Energy Co.	150,773
6,507	Talos Energy Inc.*	64,289
2,973	Teekay Corp., Ltd.	24,379
1,075	Teekay Tankers Ltd., Class A Shares	52,858
18,073	Uranium Energy Corp.*	193,200
4,067	VAALCO Energy Inc.	15,780
7,308	Viper Energy Inc., Class A Shares	291,187
1,070	Vital Energy Inc.*	19,067
1,234	Vitesse Energy Inc.	32,837
3,524	W&T Offshore Inc.	6,414
2,493	World Kinect Corp.	66,837

	Total Oil, Gas & Consumable Fuels	16,424,945

	TOTAL ENERGY	24,279,420

FINANCIALS — 14.9%

Banks — 6.4%
1,015	1st Source Corp.	65,386
385	ACNB Corp.	17,448
1,579	Amalgamated Financial Corp.	45,617
1,512	Amerant Bancorp Inc., Class A Shares	32,508
2,811	Ameris Bancorp	205,990
326	Ames National Corp.	6,513
663	Arrow Financial Corp.	19,711
7,500	Associated Banc-Corp.	202,275
6,208	Atlantic Union Bankshares Corp.	221,812
2,333	Axos Financial Inc.*	212,793
77,881	Banc of California Inc.	1,317,747
902	BancFirst Corp.	119,939
1,972	Bancorp Inc. (The)*	150,345
432	Bank First Corp.	56,125
1,669	Bank of Hawaii Corp.	113,692
650	Bank of Marin Bancorp	15,951
2,051	Bank of NT Butterfield & Son Ltd. (The)	92,541
4,854	Bank OZK	254,689
194	Bank7 Corp.	9,624
3,184	BankUnited Inc.	124,781
327	Bankwell Financial Group Inc.	13,826

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Banks — 6.4% — (continued)
1,483	Banner Corp.	$99,405
1,023	Bar Harbor Bankshares	33,012
427	Baycom Corp.	12,921
798	BCB Bancorp Inc.	7,102
1,648	Berkshire Hills Bancorp Inc.	43,062
936	Blue Foundry Bancorp*	8,695
1,118	BOK Financial Corp.	124,556
835	Bridgewater Bancshares Inc.*	13,677
3,809	Brookline Bancorp Inc.	41,709
516	Burke & Herbert Financial Services Corp.	32,797
2,156	Business First Bancshares Inc.	53,922
1,350	Byline Bancorp Inc.	39,029
5,119	Cadence Bank	192,679
853	California BanCorp*	14,365
1,129	Camden National Corp.	46,165
378	Capital Bancorp Inc.	12,848
618	Capital City Bank Group Inc.	27,105
4,622	Capitol Federal Financial Inc.	29,951
965	Carter Bankshares Inc.*	18,779
2,971	Cathay General Bancorp	148,283
770	Central Pacific Financial Corp.	24,116
154	Chemung Financial Corp.	8,304
1,115	ChoiceOne Financial Services Inc.	34,409
635	Citizens & Northern Corp.	12,827
177	Citizens Financial Services Inc.	10,613
619	City Holding Co.	79,529
679	Civista Bancshares Inc.	14,388
1,233	CNB Financial Corp.	32,440
535	Coastal Financial Corp.*	61,258
731	Colony Bankcorp Inc.	12,559
9,234	Columbia Banking System Inc.	247,194
1,021	Columbia Financial Inc.*	15,346
21,077	Comerica Inc.	1,487,615
5,762	Commerce Bancshares Inc.	356,898
2,234	Community Financial System Inc.	133,794
876	Community Trust Bancorp Inc.	51,176
743	Community West Bancshares	15,841
1,971	ConnectOne Bancorp Inc.	50,458
2,608	Cullen/Frost Bankers Inc.	336,510
1,278	Customers Bancorp Inc.*	91,620
5,720	CVB Financial Corp.	115,144
2,364	Dime Community Bancshares Inc.	72,717
1,275	Eagle Bancorp Inc.	24,760
19,556	East West Bancorp Inc.	2,056,118
11,168	Eastern Bankshares Inc.	191,084
1,759	Enterprise Financial Services Corp.	107,721
1,021	Equity Bancshares Inc., Class A Shares	41,381
286	Esquire Financial Holdings Inc.	28,057
525	Farmers & Merchants Bancorp Inc.	13,892
1,573	Farmers National Banc Corp.	23,878
2,183	FB Financial Corp.	117,183
186	Fidelity D&D Bancorp Inc.	8,119
811	Financial Institutions Inc.	22,440
57,664	First Bancorp	1,337,821
868	First Bancorp Inc. (The)	23,592

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Banks — 6.4% — (continued)
1,230	First Bank	$20,689
3,826	First Busey Corp.	94,502
294	First Business Financial Services Inc.	15,382
788	First Citizens BancShares Inc., Class A Shares	1,563,321
6,808	First Commonwealth Financial Corp.	120,842
849	First Community Bankshares Inc.	32,245
4,032	First Financial Bancorp	106,767
6,264	First Financial Bankshares Inc.	232,833
613	First Financial Corp.	36,167
2,380	First Foundation Inc.*	14,161
48,096	First Hawaiian Inc.	1,248,091
23,177	First Horizon Corp.	523,800
310	First Internet Bancorp	7,786
4,405	First Interstate BancSystem Inc., Class A Shares	144,132
2,648	First Merchants Corp.	109,945
1,237	First Mid Bancshares Inc.	50,024
320	First Western Financial Inc.*	7,475
693	Firstsun Capital Bancorp*	26,341
742	Five Star Bancorp	24,315
76,065	Flagstar Financial Inc.	975,153
1,038	Flushing Financial Corp.	14,283
98,011	FNB Corp.	1,635,804
280	FS Bancorp Inc.	11,959
7,749	Fulton Financial Corp.	152,345
686	FVCBankcorp Inc.	9,306
397	GBank Financial Holdings Inc.*	15,771
2,354	German American Bancorp Inc.	98,350
17,789	Glacier Bancorp Inc.	874,329
351	Great Southern Bancorp Inc.	22,215
266	Greene County Bancorp Inc.	6,381
344	Guaranty Bancshares Inc.	16,904
4,018	Hancock Whitney Corp.	252,813
1,315	Hanmi Financial Corp.	33,085
1,488	HarborOne Bancorp Inc.	19,136
644	HBT Financial Inc.	17,060
3,032	Heritage Commerce Corp.	31,321
1,343	Heritage Financial Corp.	32,823
2,064	Hilltop Holdings Inc.	72,405
65	Hingham Institution For Savings The	18,469
295	Home Bancorp Inc.	16,598
9,622	Home BancShares Inc.	286,351
720	HomeStreet Inc.*	9,986
1,286	HomeTrust Bancshares Inc.	53,189
5,260	Hope Bancorp Inc.	58,544
4,375	Horizon Bancorp Inc.	73,763
141,019	Huntington Bancshares Inc.	2,511,548
20,624	Independent Bank Corp.	1,439,640
2,478	International Bancshares Corp.	177,276
433	Investar Holding Corp.	10,150
587	John Marshall Bancorp Inc.	11,628
2,369	Kearny Financial Corp.	15,991
1,074	Lakeland Financial Corp.	73,515
564	LCNB Corp.	9,126
1,077	LINKBANCORP Inc.	7,841
1,667	Live Oak Bancshares Inc.	64,496

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Banks — 6.4% — (continued)
830	Mercantile Bank Corp.	$40,877
818	Metrocity Bankshares Inc.	24,491
409	Metropolitan Bank Holding Corp.	32,471
1,080	Mid Penn Bancorp Inc.	32,551
304	Middlefield Banc Corp.	9,333
719	Midland States Bancorp Inc.	13,244
852	MidWestOne Financial Group Inc.	25,764
430	MVB Financial Corp.	10,492
1,593	National Bank Holdings Corp., Class A Shares	62,477
273	National Bankshares Inc.	8,556
1,488	NB Bancorp Inc.	28,108
2,224	NBT Bancorp Inc.	98,456
594	Nicolet Bankshares Inc.	82,144
274	Northeast Bank	30,293
533	Northeast Community Bancorp Inc.	12,019
1,560	Northfield Bancorp Inc.	18,486
230	Northrim BanCorp Inc.	21,627
5,501	Northwest Bancshares Inc.	69,588
297	Norwood Financial Corp.	8,037
236	Oak Valley Bancorp	6,724
2,595	OceanFirst Financial Corp.	47,722
1,820	OFG Bancorp	81,445
14,229	Old National Bancorp	325,702
2,497	Old Second Bancorp Inc.	46,095
452	Orange County Bancorp Inc.	12,059
1,327	Origin Bancorp Inc.	51,607
770	Orrstown Financial Services Inc.	26,834
4,091	Pacific Premier Bancorp Inc.	100,189
665	Park National Corp.	114,227
952	Parke Bancorp Inc.	21,468
914	Pathward Financial Inc.	72,636
540	PCB Bancorp	11,934
660	Peapack Gladstone Financial Corp.	19,147
1,928	Peoples Bancorp Inc.	59,652
222	Peoples Bancorp of North Carolina Inc.	7,033
386	Peoples Financial Services Corp.	20,230
3,527	Pinnacle Financial Partners Inc.	342,895
545	Pioneer Bancorp Inc.*	7,145
238	Plumas Bancorp	10,327
668	Ponce Financial Group Inc.*	9,913
3,097	Popular Inc.	389,107
386	Preferred Bank	36,438
950	Primis Financial Corp.	10,878
209	Princeton Bancorp Inc.	7,139
4,109	Prosperity Bancshares Inc.	284,055
668	Provident Bancorp Inc.*	8,597
4,359	Provident Financial Services Inc.	86,483
976	QCR Holdings Inc.	76,499
762	RBB Bancorp	15,415
182	Red River Bancshares Inc.	11,903
4,346	Renasant Corp.	170,059
365	Republic Bancorp Inc., Class A Shares	28,010
1,645	S&T Bancorp Inc.	64,994
3,607	Seacoast Banking Corp. of Florida	112,214
2,279	ServisFirst Bancshares Inc.	200,894

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Banks — 6.4% — (continued)
2,645	Shore Bancshares Inc.	$45,468
564	Sierra Bancorp	17,292
6,252	Simmons First National Corp., Class A Shares	129,917
657	SmartFinancial Inc.	24,210
524	South Plains Financial Inc.	21,290
313	Southern First Bancshares Inc.*	14,116
384	Southern Missouri Bancorp Inc.	22,093
1,226	Southside Bancshares Inc.	38,300
4,496	SouthState Corp.	458,862
2,259	Stellar Bancorp Inc.	69,848
1,036	Sterling Bancorp Inc.*(b)	—
1,121	Stock Yards Bancorp Inc.	90,476
6,429	Synovus Financial Corp.	331,801
36,897	Texas Capital Bancshares Inc.*	3,194,173
2,858	TFS Financial Corp.	40,183
458	Third Coast Bancshares Inc.*	18,242
317	Timberland Bancorp Inc.	10,604
684	Tompkins Financial Corp.	47,976
3,227	Towne Bank	118,399
1,724	TriCo Bancshares	78,304
972	Triumph Financial Inc.*	59,768
802	TrustCo. Bank Corp. NY	31,912
2,629	Trustmark Corp.	105,870
17,175	UMB Financial Corp.	2,093,632
6,250	United Bankshares Inc.	239,625
5,107	United Community Banks Inc.	170,574
317	Unity Bancorp Inc.	16,595
1,520	Univest Financial Corp.	48,138
482	USCB Financial Holdings Inc.	8,382
22,438	Valley National Bancorp	234,701
2,113	Veritex Holdings Inc.	72,582
198	Virginia National Bankshares Corp.	8,239
3,548	WaFd Inc.	111,585
851	Washington Trust Bancorp Inc.	25,811
26,686	Webster Financial Corp.	1,660,403
4,166	WesBanco Inc.	136,645
761	West BanCorp Inc.	15,190
1,109	Westamerica BanCorp	55,461
4,839	Western Alliance Bancorp	433,332
23,486	Wintrust Financial Corp.	3,224,393
2,558	WSFS Financial Corp.	149,106
6,466	Zions Bancorp NA	375,093

	Total Banks	42,643,823

Capital Markets — 2.5%
1,314	Acadian Asset Management Inc.	66,975
1,219	Affiliated Managers Group Inc.	274,056
1,313	AlTi Global Inc.*	5,685
2,690	Artisan Partners Asset Management Inc., Class A Shares	125,865
16,535	BGC Group Inc., Class A Shares	162,208
11,815	Carlyle Group Inc. (The)	762,776
4,248	Cboe Global Markets Inc.	1,002,316
1,255	Cohen & Steers Inc.	92,694
170	Diamond Hill Investment Group Inc.	24,779
8,123	DigitalBridge Group Inc.	92,684

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Capital Markets — 2.5% — (continued)
1,248	Donnelley Financial Solutions Inc.*	$70,849
1,643	Evercore Inc., Class A Shares	528,307
1,688	FactSet Research Systems Inc.	630,164
395	Forge Global Holdings Inc.*	7,446
13,662	Franklin Resources Inc.	350,567
849	Freedom Holding Corp.*	145,111
2,296	GCM Grosvenor Inc., Class A Shares	29,756
1,782	Hamilton Lane Inc., Class A Shares	275,034
13,849	Houlihan Lokey Inc., Class A Shares	2,759,413
94,645	Invesco Ltd.	2,071,779
5,876	Janus Henderson Group PLC	260,424
6,845	Jefferies Financial Group Inc.	443,898
5,081	Lazard Inc., Class A Shares	290,430
1,620	Marex Group PLC	57,283
1,628	MarketAxess Holdings Inc.	299,292
2,335	Moelis & Co., Class A Shares	168,377
1,037	Morningstar Inc.	272,130
3,688	Open Lending Corp.*	7,782
1,947	P10 Inc., Class A Shares	24,026
3,329	Patria Investments Ltd., Class A Shares	45,075
3,538	Perella Weinberg Partners, Class A Shares	78,296
813	Piper Sandler Cos.	271,371
1,036	PJT Partners Inc., Class A Shares	185,444
4,608	SEI Investments Co.	406,794
575	Silvercrest Asset Management Group Inc., Class A Shares	9,424
24,101	StepStone Group Inc., Class A Shares	1,495,708
16,060	Stifel Financial Corp.	1,851,558
1,974	StoneX Group Inc.*	201,684
6,018	TPG Inc., Class A Shares	363,186
2,230	Victory Capital Holdings Inc., Class A Shares	158,954
3,546	Virtu Financial Inc., Class A Shares	148,648
305	Virtus Investment Partners Inc.	61,436
5,433	WisdomTree Inc.	73,943
18,113	XP Inc., Class A Shares	328,570

	Total Capital Markets	16,982,197

Consumer Finance — 0.9%
12,341	Ally Financial Inc.	506,598
210	Atlanticus Holdings Corp.*	14,007
11,372	Bread Financial Holdings Inc.	752,713
440	Consumer Portfolio Services Inc.*	3,516
310	Credit Acceptance Corp.*	159,566
422	Dave Inc.*	89,979
996	Encore Capital Group Inc.*	41,673
1,138	Enova International Inc.*	138,039
11,043	FirstCash Holdings Inc.	1,626,303
2,490	Green Dot Corp., Class A Shares*	34,661
4,738	LendingClub Corp.*	81,399
553	LendingTree Inc.*	37,576
944	Medallion Financial Corp.	9,969
3,873	Navient Corp.	53,099
691	Nelnet Inc., Class A Shares	88,869
1,345	NerdWallet Inc., Class A Shares*	13,907
5,315	OneMain Holdings Inc., Class A Shares	328,786
717	OppFi Inc.	7,321

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Consumer Finance — 0.9% — (continued)
2,016	PRA Group Inc.*	$34,453
1,846	PROG Holdings Inc.	65,053
351	Regional Management Corp.	15,388
9,328	SLM Corp.	291,780
50,475	SoFi Technologies Inc.*	1,289,131
3,762	Upstart Holdings Inc.*	275,679
182	World Acceptance Corp.*	31,200

	Total Consumer Finance	5,990,665

Financial Services — 2.0%
1,324	Acacia Research Corp.*	4,515
11,992	Affirm Holdings Inc., Class A Shares*	1,060,812
875	Alerus Financial Corp.	19,486
7,487	AvidXchange Holdings Inc.*	74,421
1,317	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	60,753
8,708	Burford Capital Ltd.	121,912
2,626	Cannae Holdings Inc.	49,106
2,353	Cantaloupe Inc.*	25,577
573	Cass Information Systems Inc.	24,708
2,987	Compass Diversified Holdings	22,402
1,453	Enact Holdings Inc.	54,705
11,532	Equitable Holdings Inc.	614,194
4,301	Essent Group Ltd.	269,845
1,806	Euronet Worldwide Inc.*	168,301
2,788	EVERTEC Inc.	99,476
425	Federal Agricultural Mortgage Corp., Class C Shares	89,067
5,669	Flywire Corp.*	74,547
52,344	HA Sustainable Infrastructure Capital Inc.	1,478,195
1,192	International Money Express Inc.*	17,284
3,214	Jack Henry & Associates Inc.	524,718
2,657	Jackson Financial Inc., Class A Shares	262,512
17,718	Marqeta Inc., Class A Shares*	112,775
1,312	Merchants Bancorp	42,535
10,214	MGIC Investment Corp.	284,256
2,795	Mr Cooper Group Inc.*	526,941
54,092	NCR Atleos Corp.*	2,143,125
1,765	NewtekOne Inc.	21,833
3,516	NMI Holdings Inc., Class A Shares*	138,355
214	Onity Group Inc.*	8,853
8,048	Pagseguro Digital Ltd., Class A Shares	72,110
11,857	Payoneer Global Inc.*	82,406
1,252	Paysafe Ltd.*	17,666
1,759	Paysign Inc.*	9,112
1,290	PennyMac Financial Services Inc.	142,029
1,787	Priority Technology Holdings Inc.*	14,957
6,276	Radian Group Inc.	218,907
7,243	Remitly Global Inc.*	134,213
3,464	Repay Holdings Corp., Class A Shares*	20,507
664	Sezzle Inc.*	62,814
24,436	Shift4 Payments Inc., Class A Shares*	2,209,747
10,862	StoneCo Ltd., Class A Shares*	178,897
8,345	UWM Holdings Corp.	47,567
342	Velocity Financial Inc.*	6,525
4,351	Voya Financial Inc.	326,717
14,413	Walker & Dunlop Inc.	1,225,826

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Financial Services — 2.0% — (continued)
713	Waterstone Financial Inc.	$10,688
13,206	Western Union Co. (The)	114,496
1,514	WEX Inc.*	259,424

	Total Financial Services	13,549,817

Insurance — 2.7%
1,747	Ambac Financial Group Inc.*	15,775
930	American Coastal Insurance Corp.	10,276
15,032	American Financial Group Inc.	2,042,248
872	AMERISAFE Inc.	40,269
2,437	Assurant Inc.	525,442
2,256	Assured Guaranty Ltd.	185,443
3,738	Axis Capital Holdings Ltd.	368,492
43,888	Baldwin Insurance Group Inc. (The), Class A Shares*	1,389,933
619	Bowhead Specialty Holdings Inc.*	19,226
2,887	Brighthouse Financial Inc.*	136,440
4,484	CNO Financial Group Inc.	176,983
1,901	Crawford & Co., Class A Shares	20,607
1,238	Donegal Group Inc., Class A Shares	22,148
812	Employers Holdings Inc.	35,127
1,858	Everest Group Ltd.	635,213
1,268	F&G Annuities & Life Inc.	43,835
2,591	Fidelis Insurance Holdings Ltd.	45,291
4,298	First American Financial Corp.	283,668
18,166	Genworth Financial Inc., Class A Shares*	155,683
3,907	Globe Life Inc.	546,785
1,309	GoHealth Inc., Class A Shares*	6,689
1,111	Goosehead Insurance Inc., Class A Shares	94,113
2,130	Greenlight Capital Re Ltd., Class A Shares*	27,456
2,042	Hamilton Insurance Group Ltd., Class B Shares*	48,681
12,136	Hanover Insurance Group Inc. (The)	2,105,353
365	HCI Group Inc.	60,849
1,264	Heritage Insurance Holdings Inc.*	28,781
1,039	Hippo Holdings Inc.*	35,129
1,798	Horace Mann Educators Corp.	82,672
61	Investors Title Co.	15,144
1,534	James River Group Holdings Ltd.	8,621
2,897	Kemper Corp.	155,424
161	Kestrel Group Ltd.*	4,339
681	Kingsway Financial Services Inc.*	9,772
981	Kinsale Capital Group Inc.	448,758
2,564	Lemonade Inc.*	135,636
6,224	Lincoln National Corp.	267,196
1,651	MBIA Inc.*	13,142
1,181	Mercury General Corp.	91,327
380	NI Holdings Inc.*	5,088
10,815	Old Republic International Corp.	432,276
8,295	Oscar Health Inc., Class A Shares*	138,195
17,991	Palomar Holdings Inc.*	2,213,253
7,768	Primerica Inc.	2,092,233
2,037	ProAssurance Corp.*	48,501
2,937	Reinsurance Group of America Inc., Class A Shares	572,098
2,118	RenaissanceRe Holdings Ltd.	514,653
3,714	RLI Corp.	251,549
502	Root Inc., Class A Shares*	46,294

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.9% — (continued)

Insurance — 2.7% — (continued)
4,765	Ryan Specialty Holdings Inc., Class A Shares	$269,365
673	Safety Insurance Group Inc.	49,809
2,708	Selective Insurance Group Inc.	211,847
9,663	Selectquote Inc.*	21,838
2,721	SiriusPoint Ltd.*	50,937
1,595	Skyward Specialty Insurance Group Inc.*	77,038
1,335	Stewart Information Services Corp.	97,241
1,016	Tiptree Inc.	23,825
1,782	Trupanion Inc.*	82,614
790	United Fire Group Inc.	24,285
1,277	Universal Insurance Holdings Inc.	31,146
8,002	Unum Group	559,020
117	White Mountains Insurance Group Ltd.	214,131

	Total Insurance	18,365,202

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
773	Advanced Flower Capital Inc.	3,602
958	AG Mortgage Investment Trust Inc.	7,243
41,678	AGNC Investment Corp.	406,777
560	Angel Oak Mortgage REIT Inc.	5,522
26,383	Annaly Capital Management Inc.	559,056
6,248	Apollo Commercial Real Estate Finance Inc.	66,166
5,912	Arbor Realty Trust Inc.	70,589
1,995	Ares Commercial Real Estate Corp.	9,416
4,447	ARMOUR Residential REIT Inc.	68,084
6,931	Blackstone Mortgage Trust Inc., Class A Shares	135,570
7,148	BrightSpire Capital Inc., Class A Shares	41,458
619	Chicago Atlantic Real Estate Finance Inc.	8,815
3,594	Chimera Investment Corp.	50,927
3,170	Claros Mortgage Trust Inc.	11,729
5,129	Dynex Capital Inc.	64,728
3,649	Ellington Financial Inc.	49,772
3,528	Franklin BSP Realty Trust Inc.	40,748
3,910	Invesco Mortgage Capital Inc.	30,576
2,073	KKR Real Estate Finance Trust Inc.	19,963
5,133	Ladder Capital Corp., Class A Shares	59,646
4,624	MFA Financial Inc.	47,165
4,100	New York Mortgage Trust Inc.	29,602
287	Nexpoint Real Estate Finance Inc.	4,305
5,424	Orchid Island Capital Inc.	38,293
3,855	PennyMac Mortgage Investment Trust	47,455
6,373	Ready Capital Corp.	27,149
7,680	Redwood Trust Inc.	47,002
23,603	Rithm Capital Corp.	292,205
763	Seven Hills Realty Trust	8,256
14,986	Starwood Property Trust Inc.	303,766
1,096	Sunrise Realty Trust Inc.	12,122
3,289	TPG RE Finance Trust Inc.	30,752
4,906	Two Harbors Investment Corp.	49,060

	Total Mortgage Real Estate Investment Trusts (REITs)	2,647,519

	TOTAL FINANCIALS	100,179,223

HEALTH CARE — 12.4%

Biotechnology — 4.8%
1,849	4D Molecular Therapeutics Inc.*	11,390
95,412	89bio Inc.*	861,570

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Biotechnology — 4.8% — (continued)
3,015	Absci Corp.*	$7,206
5,356	ACADIA Pharmaceuticals Inc.*	139,202
2,666	ADC Therapeutics SA*	8,185
69,944	ADMA Biologics Inc.*	1,207,233
870	Aduro Biotech Holdings Europe BV*(b)(f)	435
2,454	Agios Pharmaceuticals Inc.*	92,540
12,413	Akebia Therapeutics Inc.*	38,977
3,155	Akero Therapeutics Inc.*	147,433
2,197	Aldeyra Therapeutics Inc.*	12,830
2,467	Alector Inc.*	5,797
7,053	Alkermes PLC*	204,325
5,063	Allogene Therapeutics Inc.*	5,721
2,654	Altimmune Inc.*	10,165
12,243	Amicus Therapeutics Inc.*	92,924
1,154	AnaptysBio Inc.*	23,461
3,701	Anavex Life Sciences Corp.*	35,678
530	Anika Therapeutics Inc.*	4,971
3,983	Annexon Inc.*	8,205
4,700	Apellis Pharmaceuticals Inc.*	129,579
1,509	Apogee Therapeutics Inc.*	54,882
5,603	Arbutus Biopharma Corp.*	20,787
1,747	Arcellx Inc.*	121,224
772	Arcturus Therapeutics Holdings Inc.*	13,132
4,193	Arcus Biosciences Inc.*	44,404
4,665	Arcutis Biotherapeutics Inc.*	72,401
10,244	Ardelyx Inc.*	65,152
1,107	ArriVent Biopharma Inc.*	21,166
5,214	Arrowhead Pharmaceuticals Inc.*	114,864
2,715	ARS Pharmaceuticals Inc.*	31,548
35,152	Ascendis Pharma AS, ADR*	6,828,979
1,743	Astria Therapeutics Inc.*	10,772
4,788	aTyr Pharma Inc.*	25,759
1,893	Aura Biosciences Inc.*	11,850
5,904	Aurinia Pharmaceuticals Inc.*	70,789
4,898	Avidity Biosciences Inc.*	228,149
894	Avita Medical Inc.*	3,880
3,978	Beam Therapeutics Inc.*	65,080
750	Bicara Therapeutics Inc.*	8,955
63,680	Bicycle Therapeutics PLC, ADR*	469,958
9,033	BioCryst Pharmaceuticals Inc.*	75,064
4,503	Biohaven Ltd.*	69,301
7,022	Bridgebio Pharma Inc.*	363,459
820	Candel Therapeutics Inc.*	4,748
1,420	Capricor Therapeutics Inc.*	8,918
1,647	Cardiff Oncology Inc.*	3,459
2,288	CareDx Inc.*	31,254
301	Cartesian Therapeutics Inc.*	3,025
5,491	Catalyst Pharmaceuticals Inc.*	113,060
1,284	Celcuity Inc.*	65,779
2,808	Celldex Therapeutics Inc.*	62,001
2,454	CG oncology Inc.*	65,816
848	Cidara Therapeutics Inc.*	55,451
5,395	Cogent Biosciences Inc.*	65,172
4,788	Coherus Oncology Inc.*	5,554

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Biotechnology — 4.8% — (continued)
3,100	Compass Therapeutics Inc.*	$10,819
1,253	Contra Inhibrx Inc.*(b)(f)	1,441
3,760	CRISPR Therapeutics AG*(a)	194,881
1,892	Cullinan Therapeutics Inc.*	14,266
5,311	Cytokinetics Inc.*	187,638
4,806	Day One Biopharmaceuticals Inc.*	36,093
6,386	Denali Therapeutics Inc.*	97,514
1,220	Design Therapeutics Inc.*	6,747
884	Dianthus Therapeutics Inc.*	20,836
1,064	Discount Medicine Inc., Class A Shares*	63,462
5,433	Dynavax Technologies Corp.*	54,982
4,037	Dyne Therapeutics Inc.*	54,459
3,076	Editas Medicine Inc.*	7,905
2,996	Emergent BioSolutions Inc.*	24,867
712	Enanta Pharmaceuticals Inc.*	5,981
930	Entrada Therapeutics Inc.*	5,087
6,356	Erasca Inc.*	9,979
8,375	Exact Sciences Corp.*	397,143
12,084	Exelixis Inc.*	452,183
4,506	Fate Therapeutics Inc.*	4,686
629	Fennec Pharmaceuticals Inc.*	5,579
784	Foghorn Therapeutics Inc.*	3,967
24,594	Geron Corp.*	34,432
1,424	GRAIL Inc.*	46,693
420	Greenwich Lifesciences Inc.*	4,822
5,412	Halozyme Therapeutics Inc.*	395,888
4,418	Heron Therapeutics Inc.*	5,964
3,532	Humacyte Inc.*	5,475
3,879	Ideaya Biosciences Inc.*	95,229
12,180	ImmunityBio Inc.*	28,501
2,771	Immunome Inc.*	26,352
4,170	Immunovant Inc.*	61,257
483	Inhibrx Biosciences Inc.*	13,621
904	Inmune Bio Inc.*	1,835
7,969	Insmed Inc.*	1,084,581
5,095	Intellia Therapeutics Inc.*	57,854
7,094	Ionis Pharmaceuticals Inc.*	302,453
12,703	Iovance Biotherapeutics Inc.*	28,328
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	6,959
1,839	Jade Biosciences Inc.	14,528
1,925	Janux Therapeutics Inc.*	43,736
1,371	KalVista Pharmaceuticals Inc.*	18,454
1,624	Keros Therapeutics Inc.*	24,701
1,361	Kodiak Sciences Inc.*	12,303
230	Korro Bio Inc.*	5,308
1,103	Krystal Biotech Inc.*	162,913
2,800	Kura Oncology Inc.*	22,120
2,073	Kymera Therapeutics Inc.*	85,408
1,886	Larimar Therapeutics Inc.*	6,827
36,502	Legend Biotech Corp., ADR*	1,267,714
1,199	Lexeo Therapeutics Inc.*	5,743
762	Madrigal Pharmaceuticals Inc.*	333,642
15,760	MannKind Corp.*	72,338
1,516	MeiraGTx Holdings PLC*	11,067
28,566	Merus NV*	1,880,785

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Biotechnology — 4.8% — (continued)
603	Metsera Inc.*	$21,280
5,419	MiMedx Group Inc.*	38,475
2,066	Mineralys Therapeutics Inc.*	31,982
2,114	Mirum Pharmaceuticals Inc.*	156,161
1,545	Monte Rosa Therapeutics Inc.*	7,416
21,198	MoonLake Immunotherapeutics, Class A Shares*	1,181,789
3,344	Myriad Genetics Inc.*	21,301
4,318	Neurocrine Biosciences Inc.*	602,793
386	Neurogene Inc.*	7,133
2,097	Nkarta Inc.*	4,446
7,011	Novavax Inc.*	52,372
3,388	Nurix Therapeutics Inc.*	31,644
2,046	Nuvalent Inc., Class A Shares*	156,683
1,468	Olema Pharmaceuticals Inc.*	8,015
19	Oncternal Therapeutics Inc.*(f)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	14,327
2,472	ORIC Pharmaceuticals Inc.*	25,289
1,572	Oruka Therapeutics Inc.*	23,266
2,248	Perspective Therapeutics Inc.*	7,553
650	Praxis Precision Medicines Inc.*	29,601
7,302	Precigen Inc.*	32,932
2,474	Prime Medicine Inc.*	8,016
2,523	Protagonist Therapeutics Inc.*	148,983
1,505	Prothena Corp. PLC*	12,341
3,519	PTC Therapeutics Inc.*	173,592
2,183	Puma Biotechnology Inc.*	11,002
15,795	Recursion Pharmaceuticals Inc., Class A Shares*(a)	74,237
1,711	REGENXBIO Inc.*	15,279
4,704	Relay Therapeutics Inc.*	16,887
2,834	Replimune Group Inc.*	15,304
40,676	Revolution Medicines Inc.*	1,544,468
16,527	Rhythm Pharmaceuticals Inc.*	1,704,760
719	Rigel Pharmaceuticals Inc.*	27,933
3,318	Rocket Pharmaceuticals Inc.*	10,883
17,851	Roivant Sciences Ltd.*	212,962
4,931	Sana Biotechnology Inc.*	15,089
3,913	Sarepta Therapeutics Inc.*	71,217
4,448	Savara Inc.*	14,589
3,724	Scholar Rock Holding Corp.*	121,589
15,165	Soleno Therapeutics Inc.*	1,026,216
3,981	Solid Biosciences Inc.*	21,816
2,539	Spyre Therapeutics Inc.*	41,868
1,333	Stoke Therapeutics Inc.*	26,340
5,441	Summit Therapeutics Inc.*	128,952
3,718	Syndax Pharmaceuticals Inc.*	60,715
4,383	Tango Therapeutics Inc.*	29,410
5,968	Taysha Gene Therapies Inc.*	17,427
6,478	TG Therapeutics Inc.*	190,000
850	Tourmaline Bio Inc.*	19,890
3,539	Travere Therapeutics Inc., Class Preferred Shares*	61,933
2,510	Twist Bioscience Corp.*	67,695
760	Tyra Biosciences Inc.*	9,629
4,643	Ultragenyx Pharmaceutical Inc.*	139,104
1,980	United Therapeutics Corp.*	603,425
1,880	Upstream Bio Inc.*	32,204

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Biotechnology — 4.8% — (continued)
1,388	UroGen Pharma Ltd.*	$26,997
2,203	Vanda Pharmaceuticals Inc.*	10,420
54,073	Vaxcyte Inc.*	1,664,908
2,020	Vera Therapeutics Inc., Class A Shares*	43,713
3,260	Veracyte Inc.*	98,908
1,389	Verastem Inc.*	12,848
2,124	Vericel Corp.*	77,229
5,015	Viking Therapeutics Inc.*	135,656
4,601	Vir Biotechnology Inc.*	22,729
3,337	Viridian Therapeutics Inc.*	61,334
1,953	Voyager Therapeutics Inc.*	6,562
2,574	Xencor Inc.*	20,927
20,311	Xenon Pharmaceuticals Inc.*	786,239
322	XOMA Royalty Corp.*	10,455
1,519	Y-mAbs Therapeutics Inc.*	12,987
623	Zenas Biopharma Inc.*	9,968
2,037	Zymeworks Inc.*	30,168

	Total Biotechnology	32,314,245

Health Care Equipment & Supplies — 3.0%
140,903	Accuray Inc.*	214,173
5,555	Alphatec Holdings Inc.*	88,325
1,510	AngioDynamics Inc.*	15,493
1,753	Artivion Inc.*	77,009
24,770	AtriCure Inc.*	916,242
1,628	Avanos Medical Inc.*	19,438
1,622	AxoGen Inc.*	26,179
596	Beta Bionics Inc.*	11,229
1,374	Bioventus Inc., Class A Shares*	10,168
8,604	Butterfly Network Inc., Class A Shares*	13,852
1,376	Ceribell Inc.*	16,278
6,314	Cerus Corp.*	8,271
8,942	CONMED Corp.	486,087
605	CVRx Inc.*	4,749
23,142	CytoSorbents Corp.*	21,832
1,722	Delcath Systems Inc.*	18,976
8,965	DENTSPLY SIRONA Inc.	128,199
2,956	Embecta Corp.	42,803
2,437	Enovis Corp.*	75,303
77,700	Envista Holdings Corp.*	1,645,686
19,869	Glaukos Corp.*	1,903,848
28,740	Globus Medical Inc., Class A Shares*	1,760,900
22,277	Haemonetics Corp.*	1,214,988
1,121	ICU Medical Inc.*	143,107
990	Inogen Inc.*	7,910
1,304	Inspire Medical Systems Inc.*	122,172
15,106	Integer Holdings Corp.*	1,629,484
41,462	Integra LifeSciences Holdings Corp.*	627,320
370	iRadimed Corp.	26,803
10,096	iRhythm Technologies Inc.*	1,716,118
3,039	Lantheus Holdings Inc.*	166,841
853	LeMaitre Vascular Inc.	81,346
2,458	LivaNova PLC*	138,557
17,081	Masimo Corp.*	2,386,387
2,529	Merit Medical Systems Inc.*	228,976

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Health Care Equipment & Supplies — 3.0% — (continued)
36,569	Neogen Corp.*	$210,272
507	NeuroPace Inc.*	4,639
4,752	Novocure Ltd.*	58,592
1,891	Omnicell Inc.*	61,628
95,382	OraSure Technologies Inc.*	315,714
1,312	Orthofix Medical Inc.*	19,654
682	OrthoPediatrics Corp.*	14,568
1,008	Outset Medical Inc.*	14,021
1,695	Penumbra Inc.*	462,125
28,141	PROCEPT BioRobotics Corp.*	1,130,424
1,660	Pulmonx Corp.*	2,839
793	Pulse Biosciences Inc.*(a)	12,323
10,603	QuidelOrtho Corp.*	304,200
1,838	RxSight Inc.*	16,616
143	Sanara Medtech Inc.*	4,813
362	Semler Scientific Inc.*	10,730
1,976	SI-BONE Inc.*	32,940
1,632	Sight Sciences Inc.*	6,626
2,279	STAAR Surgical Co.*	62,353
1,944	Stereotaxis Inc.*	5,599
560	Surmodics Inc.*	19,062
906	Tactile Systems Technology Inc.*	12,059
2,843	Tandem Diabetes Care Inc.*	35,566
2,036	Teleflex Inc.	257,371
1,471	TransMedics Group Inc.*	169,106
1,716	Treace Medical Concepts Inc.*	12,595
308	UFP Technologies Inc.*	64,729
72	Utah Medical Products Inc.	4,479
39,099	Varex Imaging Corp.*	451,593
33,092	Zimvie Inc.*	624,777

	Total Health Care Equipment & Supplies	20,397,062

Health Care Providers & Services — 2.5%
37,020	Acadia Healthcare Co., Inc.*	849,979
4,424	AdaptHealth Corp., Class A Shares*	41,984
834	Addus HomeCare Corp.*	96,052
12,962	agilon health Inc.*	16,591
6,052	Alignment Healthcare Inc.*	99,011
1,780	AMN Healthcare Services Inc.*	36,988
1,054	Ardent Health Inc.*	13,375
1,839	Astrana Health Inc.*	58,774
2,000	Aveanna Healthcare Holdings Inc.*	16,000
3,899	BrightSpring Health Services Inc.*	92,367
10,830	Brookdale Senior Living Inc.*	83,391
1,005	Castle Biosciences Inc.*	24,130
631	Chemed Corp.	288,966
17,895	Clover Health Investments Corp., Class A Shares*	46,885
5,286	Community Health Systems Inc.*	14,589
5,474	Concentra Group Holdings Parent Inc.	130,281
1,311	CorVel Corp.*	116,745
1,226	Cross Country Healthcare Inc.*	16,404
1,684	DaVita Inc.*	231,988
3,686	DocGo Inc.*	5,750
20,132	Encompass Health Corp.	2,451,272
2,014	Enhabit Inc.*	15,870

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Health Care Providers & Services — 2.5% — (continued)
2,458	Ensign Group Inc. (The)	$422,235
726	Fulgent Genetics Inc.*	16,095
15,095	GeneDx Holdings Corp., Class A Shares*	1,954,652
5,288	Guardant Health Inc.*	356,517
24,608	HealthEquity Inc.*	2,198,233
4,841	Henry Schein Inc.*	336,837
8,439	Hims & Hers Health Inc.*	357,392
2,995	Innovage Holding Corp.*	11,471
424	Joint Corp. (The)*	4,554
6,022	LifeStance Health Group Inc.*	33,001
2,009	Nano-X Imaging Ltd.*	7,775
550	National HealthCare Corp.	62,414
496	National Research Corp.	7,286
5,513	NeoGenomics Inc.*	48,404
183	Nutex Health Inc.*	15,334
13,691	OPKO Health Inc.*	18,894
48,299	Option Care Health Inc.*	1,385,215
2,933	Owens & Minor Inc.*	14,372
1,605	PACS Group Inc.*	18,682
3,715	Pediatrix Medical Group Inc.*	63,935
1,488	Pennant Group Inc. (The)*	35,727
2,933	Performant Healthcare Inc.*	22,379
4,424	Premier Inc., Class A Shares	114,582
5,534	Privia Health Group Inc.*	127,503
3,324	Progyny Inc.*	78,679
16,366	RadNet Inc.*	1,174,424
4,537	Select Medical Holdings Corp.	59,026
183	Sonida Senior Living Inc.*	4,740
3,238	Surgery Partners Inc.*	73,470
4,583	Talkspace Inc.*	12,191
14,658	Tenet Healthcare Corp.*	2,701,909
2,494	Universal Health Services Inc., Class B Shares	452,861
657	US Physical Therapy Inc.	54,459
1,122	Viemed Healthcare Inc.*	8,269

	Total Health Care Providers & Services	17,000,909

Health Care Technology — 0.2%
5,075	Certara Inc.*	55,013
409	Claritev Corp.*	28,184
2,148	Definitive Healthcare Corp., Class A Shares*	8,656
5,828	Doximity Inc., Class A Shares*	395,954
4,973	Evolent Health Inc., Class A Shares*	47,989
2,001	Health Catalyst Inc.*	6,783
1,106	HealthStream Inc.	31,057
1,315	LifeMD Inc.*	8,140
765	OptimizeRx Corp.*	13,824
2,350	Phreesia Inc.*	74,401
2,367	Schrodinger Inc.*	46,180
763	Simulations Plus Inc.*	10,812
7,241	Teladoc Health Inc.*	55,973
3,995	Waystar Holding Corp.*	151,331

	Total Health Care Technology	934,297

Life Sciences Tools & Services — 1.1%
4,801	10X Genomics Inc., Class A Shares*	67,262
7,177	Adaptive Biotechnologies Corp.*	94,593

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Life Sciences Tools & Services — 1.1% — (continued)
29,552	Avantor Inc.*	$398,065
1,860	Azenta Inc.*	56,804
1,699	BioLife Solutions Inc.*	42,560
4,866	Bio-Rad Laboratories Inc., Class A Shares*	1,449,484
6,978	Bio-Techne Corp.	381,208
4,850	Bruker Corp.	164,803
6,618	Charles River Laboratories International Inc.*	1,080,786
2,694	Codexis Inc.*	7,355
1,543	CryoPort Inc.*	13,671
4,520	Cytek Biosciences Inc.*	18,713
3,388	Fortrea Holdings Inc.*	33,372
2,193	Ginkgo Bioworks Holdings Inc.*	27,785
9,452	ICON PLC, ADR*	1,681,889
789	Lifecore Biomedical Inc.*	6,004
4,400	Maravai LifeSciences Holdings Inc., Class A Shares*	10,648
3,837	MaxCyte Inc.*	5,333
1,023	Medpace Holdings Inc.*	486,447
208	Mesa Laboratories Inc.	14,092
2,063	Niagen Bioscience Inc.*	20,424
2,956	OmniAb Inc.*	4,730
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR3 Shares*(b)(c)(f)	—
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR4 Shares*(b)(c)(f)	—
10,144	Pacific Biosciences of California Inc.*	13,289
2,210	Personalis Inc.*	10,807
9,629	QIAGEN NV	447,748
1,361	Quanterix Corp.*	6,192
4,548	Quantum-Si Inc.*	5,094
2,377	Repligen Corp.*	290,755
7,433	Sotera Health Co.*	121,678
149,384	Standard BioTools Inc.*	188,224
3,734	Tempus AI Inc., Class A Shares*	283,261

	Total Life Sciences Tools & Services	7,433,076

Pharmaceuticals — 0.8%
2,077	Alumis Inc.*	9,637
99,705	Amneal Pharmaceuticals Inc.*	953,180
1,780	Amphastar Pharmaceuticals Inc.*	54,504
3,961	Amylyx Pharmaceuticals Inc.*	37,154
780	ANI Pharmaceuticals Inc.*	72,930
2,797	Aquestive Therapeutics Inc.*	10,545
2,409	Arvinas Inc.*	18,622
3,220	Atea Pharmaceuticals Inc.*	10,819
4,495	Avadel Pharmaceuticals PLC, ADR*	66,346
1,880	Axsome Therapeutics Inc.*	228,006
813	Biote Corp., Class A Shares*	2,797
1,004	CinCor Pharma Inc.*(f)	7,540
1,493	Collegium Pharmaceutical Inc.*	57,928
4,228	Corcept Therapeutics Inc.*	294,776
2,788	CorMedix Inc.*	41,346
4,067	Crinetics Pharmaceuticals Inc.*	126,036
3,359	Edgewise Therapeutics Inc.*	48,202
21,753	Elanco Animal Health Inc.*	399,168
1,733	Enliven Therapeutics Inc.*	35,128
6,941	Esperion Therapeutics Inc.*	15,409
1,548	Eton Pharmaceuticals Inc.*	26,796

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.4% — (continued)

Pharmaceuticals — 0.8% — (continued)
2,092	Evolus Inc.*	$15,962
2,520	EyePoint Pharmaceuticals Inc.*	29,156
2,335	Fulcrum Therapeutics Inc.*	15,131
2,176	Harmony Biosciences Holdings Inc.*	80,273
1,464	Harrow Inc.*	57,096
5,465	Indivior PLC*	132,690
2,707	Innoviva Inc.*	55,304
2,621	Jazz Pharmaceuticals PLC*	334,833
961	LENZ Therapeutics Inc.*	37,123
940	Ligand Pharmaceuticals Inc.*	152,007
2,788	Liquidia Corp.*	77,172
447	MBX Biosciences Inc.*	6,745
442	MediWound Ltd.*	7,381
3,086	Mind Medicine MindMed Inc.*	27,404
14,062	Nuvation Bio Inc.*	41,764
6,870	Ocular Therapeutix Inc.*	83,883
2,109	Omeros Corp.*	8,773
11,469	Organon & Co.	108,038
2,002	Pacira BioSciences Inc.*	53,393
5,944	Perrigo Co. PLC	141,111
1,403	Phathom Pharmaceuticals Inc.*	17,088
789	Phibro Animal Health Corp., Class A Shares	29,248
2,282	Prestige Consumer Healthcare Inc.*	155,267
1,078	Rapport Therapeutics Inc.*	19,005
717	Septerna Inc.*	8,676
1,907	SIGA Technologies Inc.	16,000
2,647	Supernus Pharmaceuticals Inc.*	119,433
1,674	Tarsus Pharmaceuticals Inc.*	98,063
2,404	Terns Pharmaceuticals Inc.*	16,732
1,412	Theravance Biopharma Inc.*	19,599
866	Third Harmonic Bio Inc.*	4,659
3,255	Trevi Therapeutics Inc.*	23,615
53,048	Viatris Inc.	559,656
4,719	WaVe Life Sciences Ltd.*	45,302
6,967	Xeris Biopharma Holdings Inc.*	54,552
2,080	Zevra Therapeutics Inc.*	18,866

	Total Pharmaceuticals	5,187,869

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%@
1,045	AstraZeneca PLC*(b)(f)	324
2,089	Novartis AG*(b)(f)	355

	Total Pharmaceuticals, Biotechnology & Life Sciences	679

	TOTAL HEALTH CARE	83,268,137

INDUSTRIALS — 21.0%

Aerospace & Defense — 2.0%
1,624	AAR Corp.*	122,872
1,380	Aerovironment Inc.*	333,063
1,142	AerSale Corp.*	9,855
24,469	Archer Aviation Inc., Class A Shares*	218,998
1,333	Astronics Corp.*	48,481
6,264	ATI Inc.*	485,711
4,056	BWX Technologies Inc.	657,234
693	Byrna Technologies Inc.*	14,137
1,167	Cadre Holdings Inc.	35,955

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Aerospace & Defense — 2.0% — (continued)
1,693	Curtiss-Wright Corp.	$809,508
613	Ducommun Inc.*	55,918
1,989	Eve Holding Inc.*	7,817
23,927	Hexcel Corp.	1,510,990
1,730	Huntington Ingalls Industries Inc.	468,467
5,351	Intuitive Machines Inc., Class A Shares*	46,928
30,506	Karman Holdings Inc.*(a)	1,629,325
7,152	Kratos Defense & Security Solutions Inc.*	470,888
3,240	Leonardo DRS Inc.	134,978
1,857	Loar Holdings Inc.*	131,216
27,902	Mercury Systems Inc.*	1,884,780
1,241	Moog Inc., Class A Shares	243,050
266	National Presto Industries Inc.	27,882
809	Park Aerospace Corp.	15,161
1,742	Redwire Corp.*	15,521
44,588	Rocket Lab Corp.*	2,166,977
5,186	Spirit AeroSystems Holdings Inc., Class A Shares*	215,686
6,439	StandardAero Inc.*	170,569
8,028	Textron Inc.	643,524
668	V2X Inc.*	38,410
930	VSE Corp.	151,032
2,638	Woodward Inc.	651,111

	Total Aerospace & Defense	13,416,044

Air Freight & Logistics — 0.6%
17,444	CH Robinson Worldwide Inc.	2,245,043
941	Forward Air Corp.*	28,258
34,383	GXO Logistics Inc.*	1,810,265
3,061	Hub Group Inc., Class A Shares	114,543
1,467	Radiant Logistics Inc.*	9,491

	Total Air Freight & Logistics	4,207,600

Building Products — 1.4%
2,962	AAON Inc.	245,698
3,174	Advanced Drainage Systems Inc.	456,961
3,828	Allegion PLC	649,994
582	American Woodmark Corp.*	37,580
5,171	AO Smith Corp.	368,641
989	Apogee Enterprises Inc.	43,491
1,912	Armstrong World Industries Inc.	374,312
1,323	AZZ Inc.	149,353
733	CSW Industrials Inc.	200,505
5,494	Fortune Brands Innovations Inc.	321,509
1,305	Gibraltar Industries Inc.*	81,680
1,696	Griffon Corp.	129,167
9,721	Hayward Holdings Inc.*	156,314
902	Insteel Industries Inc.	34,619
5,582	Janus International Group Inc.*	57,774
3,402	JELD-WEN Holding Inc.*	21,739
5,199	Masterbrand Inc.*	66,079
3,752	Owens Corning	563,438
2,313	Quanex Building Products Corp.	49,197
115,527	Resideo Technologies Inc.*	3,933,694
1,850	Simpson Manufacturing Co., Inc.	353,572
1,178	Tecnoglass Inc.	85,499
4,666	Trex Co., Inc.*	287,566

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Building Products — 1.4% — (continued)
2,632	UFP Industries Inc.	$265,753
7,036	Zurn Elkay Water Solutions Corp.	319,153

	Total Building Products	9,253,288

Commercial Services & Supplies — 1.8%
2,796	ABM Industries Inc.	137,479
3,556	ACCO Brands Corp.	14,295
7,953	ACV Auctions Inc., Class A Shares*	92,732
2,732	BrightView Holdings Inc.*	39,341
1,891	Brink’s Co. (The)	211,868
27,475	Casella Waste Systems Inc., Class A Shares*	2,707,936
1,131	CECO Environmental Corp.*	51,562
813	Cimpress PLC*	51,312
6,331	Clean Harbors Inc.*	1,533,432
4,902	CoreCivic Inc.*	99,413
1,777	Deluxe Corp.	34,936
2,666	Driven Brands Holdings Inc.*	49,108
939	Ennis Inc.	17,156
163,065	Enviri Corp.*	1,842,635
6,145	GEO Group Inc. (The)*	127,447
3,446	Healthcare Services Group Inc.*	53,792
2,098	HNI Corp.	94,284
2,521	Interface Inc., Class A Shares	67,361
1,006	Liquidity Services Inc.*	26,750
63,384	MillerKnoll Inc.	1,338,036
1,202	Montrose Environmental Group Inc.*	37,334
1,612	MSA Safety Inc.	275,007
477	NL Industries Inc.	3,120
96,087	OPENLANE Inc.*	2,778,836
698	Perma-Fix Environmental Services Inc.*	8,299
4,876	Pitney Bowes Inc.	59,097
1,177	Quad/Graphics Inc.	7,839
4,264	Steelcase Inc., Class A Shares	71,379
11,874	Tetra Tech Inc.	432,451
644	UniFirst Corp.	114,516
5,470	Vestis Corp.	25,600
459	Virco Mfg. Corp.	3,952

	Total Commercial Services & Supplies	12,408,305

Construction & Engineering — 3.3%
5,886	AECOM	735,103
1,214	Ameresco Inc., Class A Shares*	30,872
16,459	API Group Corp.*	587,257
21,774	Arcosa Inc.	2,154,537
570	Argan Inc.	130,085
487	Bowman Consulting Group Ltd.*	20,810
888	Centuri Holdings Inc.*	18,861
10,832	Comfort Systems USA Inc.	7,619,012
834	Concrete Pumping Holdings Inc.	5,805
2,137	Construction Partners Inc., Class A Shares*	256,226
1,262	Dycom Industries Inc.*	318,617
1,961	EMCOR Group Inc.	1,215,820
2,227	Everus Construction Group Inc.*	174,686
35,702	Fluor Corp.*	1,464,496
1,927	Granite Construction Inc.	207,634
3,339	Great Lakes Dredge & Dock Corp.*	38,933

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Construction & Engineering — 3.3% — (continued)
382	IES Holdings Inc.*	$133,436
469	Limbach Holdings Inc.*	53,729
2,766	MasTec Inc.*	502,555
966	Matrix Service Co.*	14,616
679	MYR Group Inc.*	127,156
345	NWPX Infrastructure Inc.*	18,271
2,083	Orion Group Holdings Inc.*	15,414
21,999	Primoris Services Corp.	2,607,981
1,319	Sterling Infrastructure Inc.*	367,381
2,070	Tutor Perini Corp.*	122,006
883	Valmont Industries Inc.	324,167
106,370	WillScot Holdings Corp.	2,578,409

	Total Construction & Engineering	21,843,875

Electrical Equipment — 2.0%
1,363	Acuity Inc.	444,979
552	Allient Inc.	25,050
1,703	American Superconductor Corp.*	84,980
5,455	Amprius Technologies Inc.*	38,676
6,896	Array Technologies Inc.*	62,133
1,513	Atkore Inc.	88,041
158,173	Babcock & Wilcox Enterprises Inc.*	352,726
57,190	Bloom Energy Corp., Class A Shares*	3,027,639
1,696	EnerSys	174,094
7,433	Enovix Corp.*	71,505
11,233	Eos Energy Enterprises Inc.*(a)	77,508
2,291	Fluence Energy Inc., Class A Shares*	16,953
2,656	Generac Holdings Inc.*	492,024
5,642	Hyliion Holdings Corp.*	9,478
1,058	LSI Industries Inc.	24,260
958	NANO Nuclear Energy Inc.*	31,173
3,716	Net Power Inc.*	9,476
45,155	NEXTracker Inc., Class A Shares*	3,037,125
5,595	NuScale Power Corp.*	193,867
7,279	nVent Electric PLC	657,949
35,487	Plug Power Inc.*	55,715
405	Powell Industries Inc.	107,795
332	Power Solutions International Inc.*	27,519
90	Preformed Line Products Co.	17,196
27,518	Regal Rexnord Corp.	4,109,263
6,680	Sensata Technologies Holding PLC	217,367
6,364	Shoals Technologies Group Inc., Class A Shares*	41,430
9,883	Sunrun Inc.*	157,831
4,089	T1 Energy Inc.*	6,747
1,536	Thermon Group Holdings Inc.*	40,735
997	Vicor Corp.*	50,957

	Total Electrical Equipment	13,752,191

Ground Transportation — 0.9%
18,340	ArcBest Corp.	1,352,758
754	Avis Budget Group Inc.*	119,305
636	Covenant Logistics Group Inc., Class A Shares	15,347
3,808	FTAI Infrastructure Inc.	18,278
3,656	Heartland Express Inc.	31,405
6,024	Hertz Global Holdings Inc.*	34,518
6,939	Knight-Swift Transportation Holdings Inc., Class A Shares	304,622

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Ground Transportation — 0.9% — (continued)
1,517	Landstar System Inc.	$200,745
17,946	Lyft Inc., Class A Shares*	291,084
2,604	Marten Transport Ltd.	30,831
234	PAMT CORP*	2,867
511	Proficient Auto Logistics Inc.*	4,037
7,059	RXO Inc.*	115,273
1,837	Ryder System Inc.	344,474
7,024	Saia Inc.*	2,082,335
2,157	Schneider National Inc., Class B Shares	53,321
4,379	U-Haul Holding Co.	228,759
412	U-Haul Holding Co.*	23,711
261	Universal Logistics Holdings Inc.	6,770
2,582	Werner Enterprises Inc.	74,491
5,071	XPO Inc.*	657,709

	Total Ground Transportation	5,992,640

Industrial Conglomerates — 0.0%@
1,332	Brookfield Business Corp., Class A Shares	43,956

Machinery — 3.8%
4,809	3D Systems Corp.*	11,061
1,362	Aebi Schmidt Holding AG	16,739
2,739	AGCO Corp.	296,332
460	Alamo Group Inc.	97,272
1,318	Albany International Corp., Class A Shares	83,706
3,842	Allison Transmission Holdings Inc.	335,445
1,055	Astec Industries Inc.	48,836
3,595	Atmus Filtration Technologies Inc.	160,049
1,420	Blue Bird Corp.*	82,914
2,034	Chart Industries Inc.*	405,498
94,572	CNH Industrial NV	1,082,849
1,561	Columbus McKinnon Corp.	23,384
2,209	Crane Co.	409,328
5,327	Donaldson Co., Inc.	424,402
1,132	Douglas Dynamics Inc.	38,114
273	Eastern Co. (The)	6,486
2,593	Energy Recovery Inc.*	36,847
2,426	Enerpac Tool Group Corp., Class A Shares	102,717
973	Enpro Inc.	212,863
2,492	Esab Corp.	287,502
1,150	ESCO Technologies Inc.	231,047
2,631	Federal Signal Corp.	323,587
5,853	Flowserve Corp.	314,072
1,818	Franklin Electric Co., Inc.	177,909
11,482	Gates Industrial Corp. PLC*	293,480
401	Gencor Industries Inc.*	6,520
917	Gorman-Rupp Co. (The)	39,220
7,325	Graco Inc.	625,482
421	Graham Corp.*	20,650
1,467	Greenbrier Cos., Inc. (The)	68,406
17,430	Helios Technologies Inc.	945,403
3,074	Hillenbrand Inc.	78,049
8,182	Hillman Solutions Corp.*	80,838
635	Hyster-Yale Inc.	23,813
19,730	ITT Inc.	3,359,033
13,089	JBT Marel Corp.	1,875,523

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Machinery — 3.8% — (continued)
505	Kadant Inc.	$163,256
3,688	Kennametal Inc.	79,034
327	LB Foster Co., Class A Shares*	8,512
2,448	Lincoln Electric Holdings Inc.	593,958
453	Lindsay Corp.	62,165
1,171	Luxfer Holdings PLC, ADR	15,715
1,152	Manitowoc Co., Inc. (The)*	11,405
556	Mayville Engineering Co., Inc.*	8,118
10,071	Microvast Holdings Inc.*	26,890
2,255	Middleby Corp. (The)*	308,597
420	Miller Industries Inc.	17,678
4,885	Mueller Industries Inc.	468,667
6,661	Mueller Water Products Inc., Class A Shares	175,584
2,404	Nordson Corp.	541,116
108	Omega Flex Inc.	3,812
14,233	Oshkosh Corp.	1,983,653
333	Park-Ohio Holdings Corp.	6,727
22,833	Pentair PLC	2,455,233
1,146	Proto Labs Inc.*	57,082
1,392	RBC Bearings Inc.*	542,824
2,400	REV Group Inc.	127,704
2,287	Snap-on Inc.	743,824
6,232	SPX Technologies Inc.*	1,166,070
503	Standex International Corp.	102,647
6,916	Stanley Black & Decker Inc.	513,790
112,935	Stratasys Ltd.*	1,202,758
851	Tennant Co.	69,816
2,949	Terex Corp.	147,273
2,796	Timken Co. (The)	215,935
1,948	Titan International Inc.*	17,181
4,448	Toro Co. (The)	360,555
3,602	Trinity Industries Inc.	102,369
1,794	Wabash National Corp.	19,895
1,196	Watts Water Technologies Inc., Class A Shares	331,172
1,348	Worthington Enterprises Inc.	88,698

	Total Machinery	25,365,089

Marine Transportation — 0.5%
328	Costamare Bulkers Holdings Ltd.*	3,464
1,644	Costamare Inc.	18,807
2,187	Genco Shipping & Trading Ltd.	36,829
1,059	Himalaya Shipping Ltd.*	8,017
15,678	Kirby Corp.*	1,523,902
1,421	Matson Inc.	147,855
1,037	Pangaea Logistics Solutions Ltd.	5,527
2,124	Safe Bulkers Inc.	9,027
66,697	Star Bulk Carriers Corp.	1,243,899

	Total Marine Transportation	2,997,327

Passenger Airlines — 0.2%
5,429	Alaska Air Group Inc.*	340,833
743	Allegiant Travel Co.*	46,556
29,075	American Airlines Group Inc.*	388,733
12,963	JetBlue Airways Corp.*	69,352
20,757	Joby Aviation Inc.*	293,711
1,925	SkyWest Inc.*	233,695

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Passenger Airlines — 0.2% — (continued)
2,589	Strata Critical Medical Inc.*	$11,314
2,695	Sun Country Airlines Holdings Inc.*	35,709

	Total Passenger Airlines	1,419,903

Professional Services — 1.9%
8,167	Acuren Corp.*	92,042
193,407	Alight Inc., Class A Shares	750,419
7,116	Amentum Holdings Inc.*	177,544
986	Asure Software Inc.*	8,282
1,114	Barrett Business Services Inc.	54,363
942	BlackSky Technology Inc., Class A Shares*	16,541
4,329	CACI International Inc., Class A Shares*	2,076,708
2,333	CBIZ Inc.*	150,572
17,951	Clarivate PLC*	78,087
2,001	Concentrix Corp.	105,573
311,078	Conduent Inc.*	864,797
293	CRA International Inc.	56,772
1,280	CSG Systems International Inc.	82,125
6,861	Dayforce Inc.*	478,692
7,203	ExlService Holdings Inc.*	315,347
2,202	Exponent Inc.	157,179
71,043	First Advantage Corp.*	1,162,263
386	Forrester Research Inc.*	3,760
392	Franklin Covey Co.*	7,667
1,459	FTI Consulting Inc.*	246,046
7,141	Genpact Ltd.	323,773
946	Heidrick & Struggles International Inc.	48,066
853	HireQuest Inc.	8,325
758	Huron Consulting Group Inc.*	103,816
603	IBEX Holdings Ltd.*	17,807
809	ICF International Inc.	79,460
1,237	Innodata Inc.*	46,981
1,550	Insperity Inc.	85,591
62,887	KBR Inc.	3,173,278
1,238	Kelly Services Inc., Class A Shares	17,617
823	Kforce Inc.	26,830
2,220	Korn Ferry	164,591
5,156	Legalzoom.com Inc.*	57,128
2,132	ManpowerGroup Inc.	90,397
2,486	Maximus Inc.	218,569
777	Mistras Group Inc.*	7,428
2,377	Parsons Corp.*	190,398
2,014	Paylocity Holding Corp.*	360,969
10,001	Planet Labs PBC*	70,907
347	Resolute Holdings Management Inc.*(a)	22,933
1,137	Resources Connection Inc.	5,810
4,518	Robert Half Inc.	168,612
2,111	Science Applications International Corp.	248,465
793	Spire Global Inc.*	7,169
1,404	TriNet Group Inc.	101,678
920	TrueBlue Inc.*	5,492
988	TTEC Holdings Inc.*	3,744
5,380	Upwork Inc.*	82,798
7,355	Verra Mobility Corp., Class A Shares*	182,772
657	Willdan Group Inc.*	72,178

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Professional Services — 1.9% — (continued)
1,855	WNS Holdings Ltd.*	$139,960

	Total Professional Services	13,018,321

Trading Companies & Distributors — 2.6%
29,682	AerCap Holdings NV	3,665,727
4,748	Air Lease Corp., Class A Shares	285,877
1,046	Alta Equipment Group Inc.	8,724
8,231	Applied Industrial Technologies Inc.	2,169,527
316	BlueLinx Holdings Inc.*	26,105
1,657	Boise Cascade Co.	144,159
30,902	Core & Main Inc., Class A Shares*	1,999,977
1,832	Custom Truck One Source Inc.*	11,249
434	Distribution Solutions Group Inc.*	13,979
4,884	DNOW Inc.*	78,144
564	DXP Enterprises Inc.*	70,432
261	EVI Industries Inc.	7,240
29,568	FTAI Aviation Ltd.	4,549,037
1,573	GATX Corp.	264,752
459	Global Industrial Co.	17,135
1,693	GMS Inc.*	186,112
10,690	Herc Holdings Inc.	1,398,145
1,643	Hudson Technologies Inc.*	16,693
224	Karat Packaging Inc.	5,663
1,041	McGrath RentCorp	126,471
3,818	MRC Global Inc.*	57,575
1,983	MSC Industrial Direct Co., Inc., Class A Shares	178,926
4,000	NPK International Inc.*	41,600
26,623	QXO Inc.*	535,921
2,665	Rush Enterprises Inc., Class A Shares	152,971
410	Rush Enterprises Inc., Class B Shares	23,796
1,966	SiteOne Landscape Supply Inc.*	281,610
751	Titan Machinery Inc.*	15,020
420	Transcat Inc.*	35,259
1,550	Watsco Inc.	623,689
2,155	WESCO International Inc.	473,755
183	Willis Lease Finance Corp.	27,208
1,809	Xometry Inc., Class A Shares*	89,509

	Total Trading Companies & Distributors	17,581,987

Transportation Infrastructure — 0.0%@
429	Sky Harbour Group Corp., Class A Shares*	4,522

	TOTAL INDUSTRIALS	141,305,048

INFORMATION TECHNOLOGY — 17.3%

Communications Equipment — 2.4%
3,184	ADTRAN Holdings Inc.*	29,866
2,211	Applied Optoelectronics Inc.*	53,506
458	Aviat Networks Inc.*	10,516
38,281	Calix Inc.*	2,275,805
33,019	Ciena Corp.*	3,102,795
426	Clearfield Inc.*	13,896
9,445	CommScope Holding Co., Inc.*	151,498
1,584	Digi International Inc.*	54,997
6,268	Extreme Networks Inc.*	134,010
5,604	F5 Inc.*	1,754,837

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 17.3% — (continued)

Communications Equipment — 2.4% — (continued)
16,084	Harmonic Inc.*	$154,728
15,878	Lumentum Holdings Inc.*	2,108,757
1,371	NETGEAR Inc.*	37,250
2,911	NetScout Systems Inc.*	72,455
362,072	Ribbon Communications Inc.*	1,477,254
144,283	ViaSat Inc.*	4,664,669
9,690	Viavi Solutions Inc.*	109,303

	Total Communications Equipment	16,206,142

Electronic Equipment, Instruments & Components — 3.9%
1,798	908 Devices Inc.*	11,238
1,702	Advanced Energy Industries Inc.	254,755
1,534	Aeva Technologies Inc.*	22,711
4,325	Arlo Technologies Inc.*	75,298
2,343	Arrow Electronics Inc.*	295,991
23,517	Avnet Inc.	1,283,323
13,256	Badger Meter Inc.	2,424,788
83	Bel Fuse Inc., Class A Shares	9,498
487	Bel Fuse Inc., Class B Shares	65,531
4,366	Belden Inc.	568,453
1,573	Benchmark Electronics Inc.	63,848
168	Climb Global Solutions Inc.	20,758
7,596	Cognex Corp.	333,768
18,942	Coherent Corp.*	1,713,683
22,515	Crane NXT Co.	1,344,821
1,303	CTS Corp.	55,364
1,966	Daktronics Inc.*	34,110
1,102	ePlus Inc.	79,752
4,863	Evolv Technologies Holdings Inc.*	40,071
7,591	Fabrinet*	2,514,822
16,981	Flex Ltd.*	910,521
1,142	Ingram Micro Holding Corp.	22,349
76,374	Innoviz Technologies Ltd.*	127,545
1,180	Insight Enterprises Inc.*	153,589
32,984	IPG Photonics Corp.*	2,698,751
10,658	Itron Inc.*	1,310,295
4,733	Jabil Inc.	969,460
875	Kimball Electronics Inc.*	25,261
3,827	Knowles Corp.*	81,706
1,080	Littelfuse Inc.	280,616
1,435	Methode Electronics Inc.	11,093
8,847	MicroVision Inc.*	10,174
9,726	Mirion Technologies Inc., Class A Shares*	199,383
1,636	Napco Security Technologies Inc.	62,250
34,698	nLight Inc.*	999,302
1,598	Novanta Inc.*	186,023
8,781	OSI Systems Inc.*	2,020,069
2,302	Ouster Inc.*	65,676
1,962	PAR Technology Corp.*	100,415
553	PC Connection Inc.	35,508
1,152	Plexus Corp.*	157,836
5,191	Powerfleet Inc.*	24,242
3,983	Red Cat Holdings Inc.*	35,608
409	Richardson Electronics Ltd.	4,020
4,354	Rogers Corp.*	341,615

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 17.3% — (continued)

Electronic Equipment, Instruments & Components — 3.9% — (continued)
2,314	Sanmina Corp.*	$271,941
954	ScanSource Inc.*	41,642
13,570	TD SYNNEX Corp.	2,009,310
1,864	Teledyne Technologies Inc.*	1,003,149
4,529	TTM Technologies Inc.*	201,858
5,247	Vishay Intertechnology Inc.	81,119
436	Vishay Precision Group Inc.*	12,391
6,646	Vontier Corp.	285,180

	Total Electronic Equipment, Instruments & Components	25,952,480

IT Services — 1.2%
4,929	Amdocs Ltd.	421,775
8,600	Applied Digital Corp.*	137,428
1,900	ASGN Inc.*	103,075
1,475	Backblaze Inc., Class A Shares*	12,316
13,588	BigBear.ai Holdings Inc.*(a)	68,891
2,700	Commerce.com Inc.*	12,555
2,015	Couchbase Inc.*	49,146
3,091	DigitalOcean Holdings Inc.*	100,828
7,901	DXC Technology Co.*	114,170
2,450	EPAM Systems Inc.*	432,082
5,564	Fastly Inc., Class A Shares*	42,342
14,517	Globant SA*	976,413
2,908	Grid Dynamics Holdings Inc.*	24,107
959	Hackett Group Inc. (The)	19,966
1,768	Information Services Group Inc.	9,141
137,100	Kyndryl Holdings Inc.*	4,358,409
2,984	Rackspace Technology Inc.*	3,760
879	TSS Inc.*	12,240
342	Tucows Inc., Class A Shares*	6,252
122,921	Unisys Corp.*	480,621
3,278	VTEX, Class A Shares*	13,374
6,294	Wix.com Ltd.*	887,958

	Total IT Services	8,286,849

Semiconductors & Semiconductor Equipment — 3.9%
2,256	ACM Research Inc., Class A Shares*	63,664
1,161	Aehr Test Systems*	28,967
5,289	Allegro MicroSystems Inc.*	163,166
889	Alpha & Omega Semiconductor Ltd.*	25,576
1,812	Ambarella Inc.*	149,454
5,318	Amkor Technology Inc.	128,642
6,419	Astera Labs Inc.*	1,169,542
1,430	Axcelis Technologies Inc.*	114,457
18,488	CEVA Inc.*	410,803
2,363	Cirrus Logic Inc.*	269,831
1,822	Cohu Inc.*	36,258
22,246	Credo Technology Group Holding Ltd.*	2,737,481
1,958	Diodes Inc.*	106,584
5,727	Enphase Energy Inc.*	215,908
50,272	FormFactor Inc.*	1,467,440
1,236	Ichor Holdings Ltd.*	20,827
1,191	Impinj Inc.*	223,277
139,713	indie Semiconductor Inc., Class A Shares*	632,900
2,290	Kulicke & Soffa Industries Inc.	85,875

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 17.3% — (continued)

Semiconductors & Semiconductor Equipment — 3.9% — (continued)
5,982	Lattice Semiconductor Corp.*	$397,085
18,417	MACOM Technology Solutions Holdings Inc.*	2,360,139
3,682	MaxLinear Inc., Class A Shares*	57,881
2,947	MKS Inc.	304,543
6,463	Navitas Semiconductor Corp., Class A Shares*	37,873
165	NVE Corp.	10,656
22,020	ON Semiconductor Corp.*	1,091,972
15,020	Onto Innovation Inc.*	1,592,120
1,170	PDF Solutions Inc.*	23,926
2,394	Penguin Solutions Inc.*	57,767
2,695	Photronics Inc.*	61,096
2,466	Power Integrations Inc.	111,217
4,107	Qorvo Inc.*	372,505
61,111	Rambus Inc.*	4,508,158
12,501	Rigetti Computing Inc.*	202,891
63,328	Semtech Corp.*	3,678,723
1,483	Silicon Laboratories Inc.*	199,241
893	SiTime Corp.*	215,811
1,020	SkyWater Technology Inc.*	12,230
6,825	Skyworks Solutions Inc.	511,465
1,700	Synaptics Inc.*	118,762
2,035	Ultra Clean Holdings Inc.*	48,881
1,968	Universal Display Corp.	272,745
92,032	Veeco Instruments Inc.*	2,256,625

	Total Semiconductors & Semiconductor Equipment	26,554,964

Software — 5.4%
4,737	8x8 Inc.*	9,379
3,026	A10 Networks Inc.	53,590
28,996	ACI Worldwide Inc.*	1,430,953
78,673	Adeia Inc.	1,183,242
1,146	Agilysys Inc.*	125,052
2,252	Alarm.com Holdings Inc.*	132,035
61,211	Alkami Technology Inc.*	1,567,002
3,725	Amplitude Inc., Class A Shares*	42,577
958	Appfolio Inc., Class A Shares*	265,730
1,783	Appian Corp., Class A Shares*	54,881
996	Arteris Inc.*	9,382
3,638	Asana Inc., Class A Shares*	53,115
270	AudioEye Inc.*	3,469
44,573	Aurora Innovation Inc., Class A Shares*	250,946
5,581	AvePoint Inc.*	91,305
6,919	Bentley Systems Inc., Class B Shares	385,042
4,169	BILL Holdings Inc.*	193,525
9,713	Bit Digital Inc.*	24,962
4,375	Bitdeer Technologies Group, Class A Shares*	62,519
1,758	Blackbaud Inc.*	117,276
2,345	BlackLine Inc.*	127,498
10,436	Blend Labs Inc., Class A Shares*	37,778
6,060	Box Inc., Class A Shares*	197,738
62,444	Braze Inc., Class A Shares*	1,729,699
5,578	C3.ai Inc., Class A Shares*	94,324
24,219	CCC Intelligent Solutions Holdings Inc.*	239,768
2,375	Cerence Inc.*	25,009
12,727	Cipher Mining Inc.*	97,234

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 17.3% — (continued)

Software — 5.4% — (continued)
11,741	Cleanspark Inc.*	$111,187
3,698	Clear Secure Inc., Class A Shares	134,274
10,818	Clearwater Analytics Holdings Inc., Class A Shares*	223,608
129,936	Cognyte Software Ltd.*	1,160,328
20,059	Commvault Systems Inc.*	3,743,912
12,460	Confluent Inc., Class A Shares*	247,456
750	Consensus Cloud Solutions Inc.*	19,927
12,194	Core Scientific Inc.*	174,984
934	CS Disco Inc.*	5,109
72	Daily Journal Corp.*	33,638
621	Digimarc Corp.*	5,378
3,618	Digital Turbine Inc.*	15,196
2,624	Dolby Laboratories Inc., Class A Shares	188,088
1,305	Domo Inc., Class B Shares*	19,157
8,942	Dropbox Inc., Class A Shares*	259,855
12,721	D-Wave Quantum Inc.*	198,702
63,047	Dynatrace Inc.*	3,190,178
816	eGain Corp.*	5,133
4,092	Elastic NV*	348,066
901	EverCommerce Inc.*	10,407
3,156	Five9 Inc.*	84,960
9,268	Freshworks Inc., Class A Shares*	124,840
24,190	Gen Digital Inc.	730,538
6,020	Gitlab Inc., Class A Shares*	289,080
3,727	Guidewire Software Inc.*	808,834
4,347	Hut 8 Corp.*	116,195
825	I3 Verticals Inc., Class A Shares*	25,946
4,637	Informatica Inc., Class A Shares*	115,600
2,606	Intapp Inc.*	119,850
1,121	InterDigital Inc.	304,587
3,703	Jamf Holding Corp.*	34,512
4,119	Kaltura Inc.*	6,549
770	Life360 Inc.*	69,643
2,822	LiveRamp Holdings Inc.*	78,790
2,685	Manhattan Associates Inc.*	578,456
15,062	MARA Holdings Inc.*	240,691
1,249	Meridianlink Inc.*	24,843
1,693	Mitek Systems Inc.*	17,218
2,661	N-able Inc.*	21,448
5,036	nCino Inc.*	161,706
6,704	NCR Voyix Corp.*	88,359
4,128	NextNav Inc.*	73,520
5,582	Nice Ltd., ADR*	789,016
11,397	Nutanix Inc., Class A Shares*	765,992
4,835	Olo Inc., Class A Shares*	49,559
1,099	ON24 Inc.*	6,286
40,313	OneSpan Inc.	609,734
898	Ooma Inc.*	11,602
1,992	Pagaya Technologies Ltd., Class A Shares*	73,465
4,303	PagerDuty Inc.*	72,032
3,850	Pegasystems Inc.	208,708
3,901	Porch Group Inc.*	66,200
35,276	Procore Technologies Inc.*	2,452,035
1,865	Progress Software Corp.*	86,331
2,142	PROS Holdings Inc.*	33,201

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 17.3% — (continued)

Software — 5.4% — (continued)
2,824	Q2 Holdings Inc.*	$222,334
1,637	Qualys Inc.*	222,321
24,639	Radware Ltd.*	621,888
2,706	Rapid7 Inc.*	56,041
591	Red Violet Inc.	29,692
440	ReposiTrak Inc.	7,128
4,006	Rezolve AI PLC*(a)	14,982
1,777	Rimini Street Inc.*	7,694
3,501	RingCentral Inc., Class A Shares*	106,816
65,681	Riot Platforms Inc.*	903,771
4,360	Rubrik Inc., Class A Shares*	389,784
2,749	SailPoint Inc.*	56,739
1,437	Sapiens International Corp. NV	61,647
2,088	SEMrush Holdings Inc., Class A Shares*	16,495
13,575	SentinelOne Inc., Class A Shares*	256,024
16,593	SoundHound AI Inc., Class A Shares*	216,041
355	SoundThinking Inc.*	4,519
5,526	Sprinklr Inc., Class A Shares*	47,745
2,096	Sprout Social Inc., Class A Shares*	33,096
1,654	SPS Commerce Inc.*	182,436
2,026	Telos Corp.*	12,521
5,117	Tenable Holdings Inc.*	158,218
4,074	Teradata Corp.*	85,473
12,483	Terawulf Inc.*	117,964
79,534	UiPath Inc., Class A Shares*	884,418
14,175	Unity Software Inc.*	558,637
29,607	Varonis Systems Inc., Class B Shares*	1,747,405
32,667	Verint Systems Inc.*	666,080
2,904	Vertex Inc., Class A Shares*	74,981
609	Viant Technology Inc., Class A Shares*	6,334
3,561	Weave Communications Inc.*	27,705
2,734	WM Technology Inc.*	3,390
2,189	Workiva Inc., Class A Shares*	180,023
61,229	Xperi Inc.*	367,374
4,069	Yext Inc.*	36,987
7,963	Zeta Global Holdings Corp., Class A Shares*	156,393

	Total Software	36,581,035

Technology Hardware, Storage & Peripherals — 0.5%
2,396	CompoSecure Inc., Class A Shares*	45,811
1,757	Corsair Gaming Inc.*	15,690
236	CPI Card Group Inc.*	3,677
1,149	Diebold Nixdorf Inc.*	70,215
3,641	Eastman Kodak Co.*	21,482
1,164	Immersion Corp.	8,218
30,884	IonQ Inc.*	1,319,982
13,965	Pure Storage Inc., Class A Shares*	1,083,824
5,098	Quantum Computing Inc.*	80,446
6,066	Sandisk Corp.*	318,283
747	Turtle Beach Corp.*	11,818
5,815	Xerox Holdings Corp.	23,144

	Total Technology Hardware, Storage & Peripherals	3,002,590

	TOTAL INFORMATION TECHNOLOGY	116,584,060

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.2%

Chemicals — 1.6%
969	AdvanSix Inc.	$20,795
5,365	Albemarle Corp.	455,596
1,145	American Vanguard Corp.*	6,183
1,211	Arq Inc.*	9,349
2,279	Ashland Inc.	127,966
2,111	ASP Isotopes Inc.*	19,590
2,841	Aspen Aerogels Inc.*	19,432
82,737	Avient Corp.	3,094,364
9,673	Axalta Coating Systems Ltd.*	302,378
1,412	Balchem Corp.	228,871
2,504	Cabot Corp.	204,226
4,991	Celanese Corp., Class A Shares	237,721
6,448	Chemours Co. (The)	99,299
310	Core Molding Technologies Inc.*	5,952
5,114	Eastman Chemical Co.	359,719
4,544	Ecovyst Inc.*	41,305
9,984	Element Solutions Inc.	256,789
5,632	FMC Corp.	220,211
855	Hawkins Inc.	143,067
2,627	HB Fuller Co.	160,378
8,872	Huntsman Corp.	99,012
1,588	Ingevity Corp.*	92,707
1,121	Innospec Inc.	98,188
416	Intrepid Potash Inc.*	12,659
761	Koppers Holdings Inc.	22,054
772	Kronos Worldwide Inc.	4,925
1,941	LSB Industries Inc.*	16,149
2,095	Mativ Holdings Inc.	26,334
1,604	Minerals Technologies Inc.	104,982
14,035	Mosaic Co. (The)	468,769
262	NewMarket Corp.	216,664
5,244	Olin Corp.	124,073
2,147	Orion SA	22,651
5,779	Perimeter Solutions Inc.*	129,392
5,882	PureCycle Technologies Inc.*	84,054
652	Quaker Chemical Corp.	94,586
2,465	Rayonier Advanced Materials Inc.*	13,730
20,348	RPM International Inc.	2,549,808
2,053	Scotts Miracle-Gro Co. (The)	125,685
1,814	Sensient Technologies Corp.	205,816
940	Stepan Co.	47,028
4,487	Tronox Holdings PLC	19,204
465	Valhi Inc.	7,584

	Total Chemicals	10,599,245

Construction Materials — 0.1%
1,460	Eagle Materials Inc.	337,114
6,428	James Hardie Industries PLC*	129,396
2,501	Knife River Corp.*	202,581
164	Smith-Midland Corp.*	7,080
1,071	Titan America SA*	16,611
472	United States Lime & Minerals Inc.	59,434

	Total Construction Materials	752,216

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.2% — (continued)

Containers & Packaging — 1.2%
2,886	AptarGroup Inc.	$401,933
5,350	Ardagh Metal Packaging SA	19,741
14,193	Avery Dennison Corp.	2,436,228
5,198	Crown Holdings Inc.	516,577
82,448	Graphic Packaging Holding Co.	1,836,117
1,247	Greif Inc., Class A Shares	81,442
197	Greif Inc., Class B Shares	13,451
1,358	Myers Industries Inc.	22,733
84,934	O-I Glass Inc.*	1,103,293
3,931	Packaging Corp. of America	856,801
1,818	Ranpak Holdings Corp., Class A Shares*	9,599
13,515	Sealed Air Corp.	438,832
3,901	Silgan Holdings Inc.	183,035
4,377	Sonoco Products Co.	206,813
1,759	TriMas Corp.	68,021

	Total Containers & Packaging	8,194,616

Metals & Mining — 1.2%
23,058	Alcoa Corp.	742,237
473	Alpha Metallurgical Resources Inc.*	70,567
681	Caledonia Mining Corp. PLC	17,420
2,173	Carpenter Technology Corp.	523,432
2,422	Century Aluminum Co.*	54,083
140,241	Cleveland-Cliffs Inc.*	1,507,591
27,643	Coeur Mining Inc.*	363,505
4,987	Commercial Metals Co.	287,600
1,691	Compass Minerals International Inc.*	32,214
6,560	Constellium SE, Class A Shares*	95,054
491	Contango ORE Inc.*	10,817
2,810	Dakota Gold Corp.*	11,718
10,470	Ferroglobe PLC	43,765
26,766	Hecla Mining Co.	227,779
4,553	Ivanhoe Electric Inc.*	40,613
730	Kaiser Aluminum Corp.	56,845
1,234	Lifezone Metals Ltd.*	5,528
3,565	MAC Copper Ltd.*	43,279
886	Materion Corp.	98,169
1,617	Metallus Inc.*	26,567
5,764	MP Materials Corp.*	410,051
11,172	Novagold Resources Inc.*	76,417
372	Olympic Steel Inc.	12,540
2,098	Perpetua Resources Corp.*	39,589
611	Piedmont Lithium Inc.*	4,430
945	Ramaco Resources Inc., Class A Shares*	24,504
8,549	Reliance Inc.	2,527,597
2,887	Royal Gold Inc.	518,447
1,136	Ryerson Holding Corp.	25,901
8,658	SSR Mining Inc.*	167,186
3,909	SunCoke Energy Inc.	30,178
1,116	Tredegar Corp.*	8,738
2,325	Warrior Met Coal Inc.	142,151
1,528	Worthington Steel Inc.	50,882

	Total Metals & Mining	8,297,394

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.2% — (continued)

Paper & Forest Products — 0.1%
630	Clearwater Paper Corp.*	$13,589
2,763	Louisiana-Pacific Corp.	262,789
1,725	Magnera Corp.*	21,390
1,860	Resolute Forest Products Inc.*(f)	1,730
1,532	Sylvamo Corp.	70,671

	Total Paper & Forest Products	370,169

	TOTAL MATERIALS	28,213,640

REAL ESTATE — 4.5%

Diversified REITs — 0.2%
3,143	Alexander & Baldwin Inc.	60,786
375	Alpine Income Property Trust Inc.	5,726
3,000	American Assets Trust Inc.	62,700
2,878	Armada Hoffler Properties Inc.	20,952
48,447	Broadstone Net Lease Inc., Class A Shares	900,630
1,352	CTO Realty Growth Inc.	23,362
8,607	Essential Properties Realty Trust Inc.	269,571
2,000	Gladstone Commercial Corp.	26,900
8,279	Global Net Lease Inc.	65,156
1,092	NexPoint Diversified Real Estate Trust	4,291
640	One Liberty Properties Inc.	15,290

	Total Diversified REITs	1,455,364

Health Care REITs — 0.6%
47,733	American Healthcare REIT Inc.	2,042,495
9,095	CareTrust REIT Inc.	312,959
1,317	Community Healthcare Trust Inc.	20,295
11,541	Diversified Healthcare Trust	43,971
2,614	Global Medical REIT Inc.	19,605
15,027	Healthcare Realty Trust Inc., Class A Shares	261,169
1,871	LTC Properties Inc.	68,292
22,946	Medical Properties Trust Inc.(a)	103,257
2,067	National Health Investors Inc.	161,825
12,802	Omega Healthcare Investors Inc.	544,981
10,682	Sabra Health Care REIT Inc.	204,133
2,470	Sila Realty Trust Inc.	61,602
587	Strawberry Fields REIT Inc.	6,844
455	Universal Health Realty Income Trust	18,469

	Total Health Care REITs	3,869,897

Hotel & Resort REITs — 0.4%
9,845	Apple Hospitality REIT Inc.	128,576
3,087	Braemar Hotels & Resorts Inc.	8,520
1,734	Chatham Lodging Trust	13,230
11,921	DiamondRock Hospitality Co.	102,044
31,143	Host Hotels & Resorts Inc.	535,971
9,186	Park Hotels & Resorts Inc.	108,027
5,255	Pebblebrook Hotel Trust	58,541
7,029	RLJ Lodging Trust	54,123
11,352	Ryman Hospitality Properties Inc.	1,121,464
6,311	Service Properties Trust	17,040
4,049	Summit Hotel Properties Inc.	22,189
8,558	Sunstone Hotel Investors Inc.	81,130
4,755	Xenia Hotels & Resorts Inc.	67,188

	Total Hotel & Resort REITs	2,318,043

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.5% — (continued)

Industrial REITs — 0.5%
12,607	Americold Realty Trust Inc.	$182,045
2,293	EastGroup Properties Inc.	388,801
5,825	First Industrial Realty Trust Inc.	306,395
2,292	Industrial Logistics Properties Trust	14,119
1,194	Innovative Industrial Properties Inc., Class A Shares	67,652
12,606	LXP Industrial Trust	114,462
2,302	Plymouth Industrial REIT Inc.	50,644
10,634	Rexford Industrial Realty Inc.	440,354
39,434	STAG Industrial Inc.	1,453,143
4,425	Terreno Realty Corp.	255,632

	Total Industrial REITs	3,273,247

Office REITs — 0.6%
8,393	Brandywine Realty Trust	35,754
6,958	BXP Inc.	504,525
1,288	City Office REIT Inc.	8,926
59,506	COPT Defense Properties	1,712,583
7,226	Cousins Properties Inc.	213,095
5,637	Douglas Emmett Inc.	91,376
1,701	Easterly Government Properties Inc., Class A Shares	38,936
5,830	Empire State Realty Trust Inc., Class A Shares	44,600
4,278	Franklin Street Properties Corp.	7,101
4,691	Highwoods Properties Inc.	147,907
13,941	Hudson Pacific Properties Inc.*	39,174
3,129	JBG SMITH Properties	67,086
5,084	Kilroy Realty Corp.	211,444
540	NET Lease Office Properties	15,995
8,235	Paramount Group Inc.*	59,292
1,310	Peakstone Realty Trust	16,663
6,735	Piedmont Realty Trust Inc., Class A Shares	57,045
905	Postal Realty Trust Inc., Class A Shares	14,335
3,323	SL Green Realty Corp.	189,045
7,866	Vornado Realty Trust	299,144

	Total Office REITs	3,774,026

Real Estate Management & Development — 0.6%
3,619	Anywhere Real Estate Inc.*	22,112
20,694	Compass Inc., Class A Shares*	187,902
5,997	Cushman & Wakefield PLC*	94,573
3,891	eXp World Holdings Inc.	42,140
669	Forestar Group Inc.*	18,511
506	FRP Holdings Inc.*	13,004
1,303	Howard Hughes Holdings Inc.*	99,380
8,599	Jones Lang LaSalle Inc.*	2,627,596
6,548	Kennedy-Wilson Holdings Inc.	57,622
1,563	Marcus & Millichap Inc.	50,938
426	Maui Land & Pineapple Co., Inc.*	7,404
5,814	Newmark Group Inc., Class A Shares	105,873
623	RE/MAX Holdings Inc., Class A Shares*	5,869
5,460	Real Brokerage Inc. (The)*	29,375
604	RMR Group Inc. (The), Class A Shares	10,195
249	Seaport Entertainment Group Inc.*	6,215
1,888	St Joe Co. (The)	95,268
298	Stratus Properties Inc.*	5,799
758	Tejon Ranch Co.*	13,197

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.5% — (continued)

Real Estate Management & Development — 0.6% — (continued)
2,379	Zillow Group Inc., Class A Shares*	$193,841
7,172	Zillow Group Inc., Class C Shares*	604,671

	Total Real Estate Management & Development	4,291,485

Residential REITs — 0.5%
15,084	American Homes 4 Rent, Class A Shares	540,309
5,752	Apartment Investment & Management Co., Class A Shares	45,038
474	BRT Apartments Corp.	7,584
4,745	Camden Property Trust	531,345
799	Centerspace	47,541
3,718	Elme Communities	63,503
8,244	Equity LifeStyle Properties Inc.	497,031
91,516	Independence Realty Trust Inc.	1,657,355
1,018	NexPoint Residential Trust Inc.	35,131
4,696	UMH Properties Inc.	73,680
5,483	Veris Residential Inc.	86,248

	Total Residential REITs	3,584,765

Retail REITs — 0.6%
7,282	Acadia Realty Trust	145,713
4,755	Agree Realty Corp.	345,879
89	Alexander’s Inc.	20,500
13,557	Brixmor Property Group Inc.	379,460
1,274	CBL & Associates Properties Inc.	40,577
4,222	Curbline Properties Corp.	95,122
3,729	Federal Realty Investment Trust	374,951
558	FrontView REIT Inc.	7,460
2,128	Getty Realty Corp.	60,840
3,385	InvenTrust Properties Corp.	100,771
30,058	Kimco Realty Corp.	676,004
9,676	Kite Realty Group Trust	220,806
11,853	Macerich Co. (The)	218,095
3,695	NETSTREIT Corp.	67,582
8,221	NNN REIT Inc.	352,763
5,732	Phillips Edison & Co., Inc.	201,709
8,045	Regency Centers Corp.	583,263
421	Saul Centers Inc.	14,386
2,400	SITE Centers Corp.	29,472
5,167	Tanger Inc.	176,608
5,778	Urban Edge Properties	119,547
2,581	Whitestone REIT, Class B Shares	33,966

	Total Retail REITs	4,265,474

Specialized REITs — 0.5%
26,377	CubeSmart	1,079,347
3,283	EPR Properties	178,103
1,538	Farmland Partners Inc.	16,949
4,323	Four Corners Property Trust Inc.	111,922
11,636	Gaming & Leisure Properties Inc.	558,644
1,177	Gladstone Land Corp.	10,828
3,864	Lamar Advertising Co., Class A Shares	491,694
5,657	Millrose Properties Inc.	199,749
3,059	National Storage Affiliates Trust	98,592
6,912	Outfront Media Inc.	129,116
3,429	PotlatchDeltic Corp.	144,121
6,703	Rayonier Inc.	176,155

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.5% — (continued)

Specialized REITs — 0.5% — (continued)
2,440	Safehold Inc.	$40,162
1,513	Smartstop Self Storage REIT Inc.	55,058

	Total Specialized REITs	3,290,440

	TOTAL REAL ESTATE	30,122,741

UTILITIES — 3.6%

Electric Utilities — 1.1%
18,332	ALLETE Inc.	1,175,998
1,009	Genie Energy Ltd., Class B Shares	15,438
7,866	Hawaiian Electric Industries Inc.*	101,943
17,960	IDACORP Inc.	2,246,796
1,577	MGE Energy Inc.	134,281
8,877	OGE Energy Corp.	396,447
4,578	Oklo Inc., Class A Shares*	337,124
1,764	Otter Tail Corp.	148,158
5,252	Pinnacle West Capital Corp.	469,319
46,460	Portland General Electric Co.	1,987,559
3,979	TXNM Energy Inc.	225,371

	Total Electric Utilities	7,238,434

Gas Utilities — 1.0%
11,438	Atmos Energy Corp.	1,900,195
5,308	Brookfield Infrastructure Corp., Class A Shares	213,488
1,114	Chesapeake Utilities Corp.	137,668
9,097	MDU Resources Group Inc.	148,190
3,950	National Fuel Gas Co.	342,623
42,818	New Jersey Resources Corp.	2,024,863
1,760	Northwest Natural Holding Co.	73,093
18,829	ONE Gas Inc.	1,440,419
281	RGC Resources Inc.	6,249
2,790	Southwest Gas Holdings Inc.	222,865
2,556	Spire Inc.	195,790
9,555	UGI Corp.	330,985

	Total Gas Utilities	7,036,428

Independent Power & Renewable Electricity Producers — 0.9%
31,668	AES Corp. (The)	428,785
5,931	Brookfield Renewable Corp.	199,875
1,696	Clearway Energy Inc., Class A Shares	47,810
3,609	Clearway Energy Inc., Class C Shares	107,584
1,024	Hallador Energy Co.*	16,701
2,632	Montauk Renewables Inc.*	5,659
38,517	Ormat Technologies Inc.	3,539,327
2,026	Talen Energy Corp.*	767,692
5,230	Vistra Corp.	989,045

	Total Independent Power & Renewable Electricity Producers	6,102,478

Multi-Utilities — 0.5%
3,997	Avista Corp.	146,050
3,197	Black Hills Corp.	191,213
21,022	NiSource Inc.	888,600
35,836	Northwestern Energy Group Inc.	2,060,928
701	Unitil Corp.	32,919

	Total Multi-Utilities	3,319,710

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units		Security	Value

UTILITIES — 3.6% — (continued)

Water Utilities — 0.1%
1,650		American States Water Co.	$122,974
1,459		Cadiz Inc.*	5,223
2,592		California Water Service Group	121,643
513		Consolidated Water Co., Ltd.	17,068
12,296		Essential Utilities Inc.	485,815
397		Global Water Resources Inc.	3,835
1,464		H2O America	73,742
732		Middlesex Water Co.	39,191
734		Pure Cycle Corp.*	7,413
643		York Water Co. (The)	19,978

		Total Water Utilities	896,882

		TOTAL UTILITIES	24,593,932

		TOTAL COMMON STOCKS (Cost — $497,816,565)	655,307,068

WARRANT — 0.0%@

HEALTH CARE — 0.0%@

Health Care Equipment & Supplies — 0.0%@
107		Pulse Biosciences Inc., expires 6/27/29*(b)(f) (Cost — $0)	243

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $497,816,565)	655,307,311

Face Amount†

SHORT-TERM INVESTMENTS(d) — 2.8%

MONEY MARKET FUND — 0.1%
$479,999		Invesco STIT — Government & Agency Portfolio, Institutional Class, 4.196%(e) (Cost — $479,999)	479,999

TIME DEPOSITS — 2.7%
3,077,758		ANZ National Bank — London, 3.680% due 9/2/25	3,077,758
29,749	CAD	BBH — New York, 1.590% due 9/2/25	21,664
2,726,602		Citibank — New York, 3.680% due 9/2/25	2,726,602
12,371,004		Royal Bank of Canada — Toronto, 3.680% due 9/2/25	12,371,004

		TOTAL TIME DEPOSITS (Cost — $18,197,028)	18,197,028

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,677,027)	18,677,027

		TOTAL INVESTMENTS — 100.0% (Cost — $516,493,592)	673,984,338

		Liabilities in Excess of Other Assets — 0.0%	(53,836)

		TOTAL NET ASSETS — 100.0%	$673,930,502

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2025, amounts to $0 and represents 0.0% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2025, the Fund held Level 3 securities with a value of $0, representing 0.0% of net assets.

At August 31, 2025, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$530,026,284	$194,097,448	$(49,693,716)	$144,403,732

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	21.0%
Information Technology	17.3
Financials	14.9
Health Care	12.4
Consumer Discretionary	10.2
Real Estate	4.5
Materials	4.2
Utilities	3.6
Energy	3.6
Consumer Staples	3.2
Communication Services	2.4
Short-Term Investments	2.7

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At August 31, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	34	9/25	$3,743,960	$4,028,660	$284,700
S&P MidCap 400 E-mini Index Futures	13	9/25	4,074,474	4,236,049	161,575

					$446,275

See Notes to Financial Statements.

Schedules of Investments

(continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

At August 31, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had deposited cash of $575,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See pages 270-271 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.5%

Australia — 3.7%
408,713	AMP Ltd.	$457,398
75,925	ANZ Group Holdings Ltd.	1,668,930
36,370	APA Group	209,728
14,423	Aristocrat Leisure Ltd.	685,829
5,159	ASX Ltd.	211,202
50,771	Bendigo & Adelaide Bank Ltd.	442,414
131,255	BHP Group Ltd.	3,667,968
11,582	BlueScope Steel Ltd.	173,376
35,024	Brambles Ltd.	594,205
9,765	CAR Group Ltd.	257,859
40,206	Charter Hall Group, REIT	616,269
11,082	Cochlear Ltd.	2,186,620
34,339	Coles Group Ltd.	536,698
43,238	Commonwealth Bank of Australia	4,811,605
13,812	Computershare Ltd.	344,101
27,164	CSL Ltd.	3,790,385
51,666	Evolution Mining Ltd.	298,290
43,110	Fortescue Ltd.	544,258
51,934	Goodman Group, REIT	1,166,930
61,980	Insurance Australia Group Ltd.	353,163
9,580	JB Hi-Fi Ltd.	732,732
55,040	Lottery Corp., Ltd. (The)	211,512
9,274	Macquarie Group Ltd.	1,362,379
81,136	Magellan Financial Group Ltd.	542,320
76,612	Medibank Pvt Ltd.	255,711
79,209	National Australia Bank Ltd.	2,212,410
34,395	Northern Star Resources Ltd.	433,916
39,234	Orica Ltd.	563,036
44,429	Origin Energy Ltd.	375,642
55,522	Paladin Energy Ltd.*	281,481
1,471	Pro Medicus Ltd.	286,658
18,585	Qantas Airways Ltd.	142,401
38,637	QBE Insurance Group Ltd.	547,235
439,338	Ramelius Resources Ltd.	931,107
1,392	REA Group Ltd.	228,685
23,359	Rio Tinto Ltd.	1,761,349
59,428	Sandfire Resources Ltd.*	485,388
85,353	Santos Ltd.	448,826
131,226	Scentre Group, REIT	350,365
5,204	SGH Ltd.	171,950
125,283	Sigma Healthcare Ltd.	255,394
11,934	Sonic Healthcare Ltd.	187,903
105,397	South32 Ltd.	186,925
60,665	Stockland, REIT	245,705
27,801	Suncorp Group Ltd.	387,042
15,001	Technology One Ltd.	392,098
106,770	Telstra Group Ltd.	341,685
80,166	Transurban Group	764,855
147,609	Ventia Services Group Pty Ltd.	524,851
93,895	Vicinity Ltd., REIT	159,492
5,834	Washington H Soul Pattinson & Co., Ltd.	167,061
29,500	Wesfarmers Ltd.	1,767,560
88,604	Westpac Banking Corp.	2,236,823
5,137	WiseTech Global Ltd.	340,599
48,247	Woodside Energy Group Ltd.	831,937

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.7% — (continued)
31,230	Woolworths Group Ltd.	$588,151

	Total Australia	44,720,412

Austria — 0.3%
1,498	DO & CO AG	397,703
29,162	Erste Group Bank AG	2,771,484
3,973	OMV AG	218,710
1,904	Verbund AG	135,778

	Total Austria	3,523,675

Belgium — 1.0%
3,770	Ageas SA/NV	265,595
85,314	Anheuser-Busch InBev SA/NV	5,339,569
8,278	Colruyt Group NV	363,929
580	D'ieteren Group	125,719
1,307	Elia Group SA/NV, Class B Shares	149,513
1,946	Groupe Bruxelles Lambert NV	170,891
6,028	KBC Group NV	710,086
9	Lotus Bakeries NV	88,071
403	Sofina SA	121,846
29,148	Syensqo SA	2,571,829
9,355	UCB SA	2,193,103

	Total Belgium	12,100,151

Brazil — 0.0%@
33,626	NU Holdings Ltd., Class A Shares*	497,665

Canada — 2.5%
86,602	Algonquin Power & Utilities Corp.	502,004
63,135	Alimentation Couche-Tard Inc.	3,200,428
7,430	Aritzia Inc.*	444,869
5,810	AtkinsRealis Group Inc.	399,575
104,400	Barrick Mining Corp.	2,784,862
10,152	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	520,612
4,735	Bombardier Inc., Class B Shares*	553,635
14,796	Boralex Inc., Class A Shares	311,177
23,700	Canadian National Railway Co.	2,294,578
79,759	Canadian Pacific Kansas City Ltd.	6,076,019
9,548	Celestica Inc.*	1,859,955
64,515	Dundee Precious Metals Inc.	1,196,149
17,513	Finning International Inc.	726,180
6,909	Gildan Activewear Inc., Class A Shares	377,248
81,777	Headwater Exploration Inc.	405,550
19,058	IMAX Corp.*	544,296
3,288	Kinaxis Inc.*	453,908
9,093	Lundin Gold Inc.	559,208
13,942	MDA Space Ltd.*	450,891
12,407	Methanex Corp.	440,732
15,351	Nutrien Ltd.	884,818
37,708	NuVista Energy Ltd.*	400,915
59,345	OceanaGold Corp.	1,084,736
33,775	Secure Waste Infrastructure Corp.	403,126
18,102	Toronto-Dominion Bank (The)	1,359,364
47,537	Vermilion Energy Inc.	358,985
111,497	Whitecap Resources Inc., Class Common S Shares	839,556

	Total Canada	29,433,376

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Chile — 0.1%
51,982	Antofagasta PLC	$1,506,280

China — 0.5%
15,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	647,648
49,000	Tencent Holdings Ltd.	3,789,105
39,329	Tencent Music Entertainment Group, ADR	964,347
67,800	Yangzijiang Shipbuilding Holdings Ltd.	153,406

	Total China	5,554,506

Denmark — 2.2%
58	AP Moller — Maersk AS, Class A Shares	119,069
119	AP Moller — Maersk AS, Class B Shares	244,948
2,223	Ascendis Pharma AS, ADR*	431,862
14,633	Bavarian Nordic AS*	541,727
2,358	Carlsberg AS, Class B Shares	288,383
29,237	Coloplast AS, Class B Shares	2,810,737
16,977	Danske Bank AS	696,583
2,123	Demant AS*	81,218
5,230	DSV AS	1,158,048
6,171	FLSmidth & Co. AS	421,258
1,644	Genmab AS*	409,615
15,125	ISS AS	441,839
5,263	Jyske Bank AS, Class Registered Shares	564,210
6,987	Netcompany Group AS*(a)	266,583
225,290	Novo Nordisk AS, Class B Shares	12,716,446
8,952	Novonesis (Novozymes) B, Class B Shares	568,888
4,312	Orsted AS*(a)	133,131
11,127	Pandora AS	1,536,241
11,407	Rockwool AS, Class B Shares	431,533
8,742	Tryg AS	229,790
91,727	Vestas Wind Systems AS	1,817,899

	Total Denmark	25,910,008

Finland — 0.8%
3,767	Elisa OYJ	200,879
12,358	Fortum OYJ	213,843
6,901	Kesko OYJ, Class B Shares	153,049
55,910	Kone OYJ, Class B Shares	3,513,474
9,619	Konecranes OYJ	792,984
17,656	Metso OYJ	228,286
10,312	Neste OYJ	189,409
130,674	Nokia OYJ	561,784
79,925	Nordea Bank Abp	1,218,959
10,740	Orion OYJ, Class B Shares	857,072
63,775	Sampo OYJ, Class A Shares	731,599
13,354	Stora Enso OYJ, Class R Shares	157,094
14,072	UPM-Kymmene OYJ	400,365
13,097	Wartsila OYJ Abp	383,448

	Total Finland	9,602,245

France — 11.6%
5,144	Accor SA	254,728
880	Aeroports de Paris SA	115,676
33,091	Air Liquide SA	6,827,687
25,019	Airbus SE	5,245,806
435,274	Alstom SA*	10,470,305
1,837	Amundi SA(a)	135,792
7,877	Arkema SA	557,954

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.6% — (continued)
45,349	AXA SA	$2,109,944
1,043	BioMerieux	144,799
111,024	BNP Paribas SA	9,971,699
18,376	Bollore SE	107,299
4,643	Bouygues SA	199,098
8,130	Bureau Veritas SA	245,179
32,397	Capgemini SE	4,599,423
14,321	Carrefour SA	207,491
65,554	Cie de Saint-Gobain SA	7,077,655
17,169	Cie Generale des Etablissements Michelin SCA	621,005
8,831	Covivio SA, REIT	578,005
27,021	Credit Agricole SA	493,903
16,561	Danone SA	1,379,023
516	Dassault Aviation SA	163,035
87,223	Dassault Systemes SE	2,713,086
6,543	Edenred SE	189,311
7,088	Eiffage SA	891,914
23,156	Elis SA	633,700
46,941	Engie SA	971,425
12,862	EssilorLuxottica SA	3,918,489
2,622	FDJ United	84,513
1,165	Gecina SA, REIT	114,357
8,457	Getlink SE	159,779
1,772	Hermes International SCA	4,331,843
3,733	Ipsen SA	506,885
49,317	Kering SA	13,208,161
25,768	Klepierre SA, REIT	1,005,023
21,960	Legrand SA	3,350,755
14,659	L'Oréal SA	6,823,462
14,702	LVMH Moët Hennessy Louis Vuitton SE	8,663,394
47,678	Orange SA	776,437
5,175	Pernod Ricard SA	588,148
5,883	Publicis Groupe SA	542,170
5,060	Renault SA	198,887
5,845	Rexel SA	189,111
9,275	Safran SA	3,071,409
95,977	Sanofi SA	9,536,401
773	Sartorius Stedim Biotech	158,080
33,031	Schneider Electric SE	8,107,180
71,006	Societe Generale SA	4,375,144
2,351	Sodexo SA	141,066
2,531	Sopra Steria Group	469,375
15,434	SPIE SA	854,558
15,960	Technip Energies NV	736,945
1,401	Teleperformance SE	107,754
2,365	Thales SA	623,173
95,999	TotalEnergies SE	6,025,066
3,339	Unibail-Rodamco-Westfield, REIT	346,800
16,245	Veolia Environnement SA	535,997
12,665	Vinci SA	1,718,027
735	Virbac SACA	287,954
193,157	Worldline SA*(a)	641,538

	Total France	139,102,823

Germany — 8.8%
13,511	adidas AG	2,634,031
17,465	Allianz SE, Class Registered Shares	7,381,024

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.8% — (continued)
23,100	BASF SE	$1,228,079
25,064	Bayer AG, Class Registered Shares	822,600
28,623	Bayerische Motoren Werke AG	3,002,261
8,011	Bechtle AG	365,025
16,089	Beiersdorf AG	1,851,465
4,648	Bilfinger SE	482,684
2,986	Brenntag SE	184,794
19,830	Commerzbank AG	758,621
2,940	Continental AG	257,911
4,720	Covestro AG*	328,107
5,816	CTS Eventim AG & Co. KGaA	545,319
12,057	Daimler Truck Holding AG	567,838
5,031	Delivery Hero SE, Class A Shares*(a)	133,916
142,405	Deutsche Bank AG, Class Registered Shares	5,001,769
4,893	Deutsche Boerse AG	1,440,141
14,471	Deutsche Lufthansa AG, Class Registered Shares	135,016
24,570	Deutsche Post AG	1,118,730
213,246	Deutsche Telekom AG, Class Registered Shares	7,799,652
141,695	E.ON SE	2,526,700
19,362	Evonik Industries AG	374,301
16,386	Freenet AG	547,343
5,600	Fresenius Medical Care AG	287,186
10,718	Fresenius SE & Co. KGaA	581,852
3,945	GEA Group AG	287,044
1,514	Hannover Rueck SE	441,211
5,121	Heidelberg Materials AG	1,213,897
2,833	Henkel AG & Co. KGaA	217,779
1,624	Hensoldt AG	168,631
309,112	Infineon Technologies AG	12,674,055
5,256	KION Group AG	342,894
1,890	Knorr-Bremse AG	197,270
107,500	Lanxess AG	3,055,259
1,990	LEG Immobilien SE	166,673
18,444	Mercedes-Benz Group AG	1,150,800
21,803	Merck KGaA	2,762,089
1,423	MTU Aero Engines AG	635,702
3,363	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,145,368
1,510	Nemetschek SE	209,044
17,383	Nordex SE*	425,459
137	Rational AG	102,311
1,182	Rheinmetall AG	2,336,789
16,178	RWE AG	648,193
72,014	SAP SE	19,581,280
7,570	Scout24 SE(a)	980,879
28,192	Siemens AG, Class Registered Shares	7,806,056
17,607	Siemens Energy AG*	1,869,070
24,605	Siemens Healthineers AG(a)	1,362,985
7,148	SUSS MicroTec SE	212,582
3,366	Symrise AG, Class A Shares	326,227
39,299	TAG Immobilien AG	703,602
1,647	Talanx AG	226,951
27,201	TeamViewer SE*(a)	289,184
67,938	TUI AG*	697,491
19,616	Vonovia SE	634,217
17,393	Zalando SE*(a)	484,191

	Total Germany	104,711,548

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Greece — 0.0%@
168,641	Eurobank Ergasias Services & Holdings SA	$614,759

Hong Kong — 2.1%
761,400	AIA Group Ltd.	7,205,137
307,000	BOC Hong Kong Holdings Ltd.	1,387,925
51,500	CK Asset Holdings Ltd.	242,744
69,500	CK Hutchison Holdings Ltd.	461,589
15,500	CK Infrastructure Holdings Ltd.	103,479
42,500	CLP Holdings Ltd.	358,910
1,480	Futu Holdings Ltd., ADR	274,688
60,000	Galaxy Entertainment Group Ltd.	313,588
19,600	Hang Seng Bank Ltd.	279,930
38,894	Henderson Land Development Co., Ltd.	134,698
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	145,194
271,380	Hong Kong & China Gas Co., Ltd.	243,915
30,799	Hong Kong Exchanges & Clearing Ltd.	1,806,079
28,900	Hongkong Land Holdings Ltd.	179,117
39,200	Jardine Matheson Holdings Ltd.	2,372,280
67,000	Kerry Properties Ltd.	172,143
66,780	Link REIT	354,669
36,500	MTR Corp., Ltd.	122,954
36,500	Power Assets Holdings Ltd.	237,586
388,581	Prudential PLC	5,194,114
86,646	Sino Land Co., Ltd.	102,931
35,000	SITC International Holdings Co., Ltd.	123,496
37,500	Sun Hung Kai Properties Ltd.	440,258
10,000	Swire Pacific Ltd., Class A Shares	85,746
88,000	Techtronic Industries Co., Ltd.	1,127,476
320,000	United Laboratories International Holdings Ltd. (The)	629,231
219,500	WH Group Ltd.(a)	234,052
27,000	Wharf Holdings Ltd. (The)	77,250
46,000	Wharf Real Estate Investment Co., Ltd.	133,237

	Total Hong Kong	24,544,416

Hungary — 0.0%@
24,887	Wizz Air Holdings PLC*(a)	457,099

India — 0.0%@
8,889	HDFC Bank Ltd., ADR	632,541

Indonesia — 0.1%
1,321,100	Bank Central Asia Tbk PT	646,644

Ireland — 1.0%
4,665	AerCap Holdings NV	576,127
56,349	AIB Group PLC	459,496
26,748	Bank of Ireland Group PLC	395,760
125,508	Cairn Homes PLC	323,891
2,506	DCC PLC	159,418
89,412	Experian PLC	4,633,092
14,804	James Hardie Industries PLC, CDI*	300,796
4,138	Kerry Group PLC, Class A Shares	378,717
21,550	Kingspan Group PLC	1,662,520
21,918	Ryanair Holdings PLC	647,943
42,910	Smurfit WestRock PLC	2,032,218

	Total Ireland	11,569,978

Israel — 0.6%
1,102	Azrieli Group Ltd.	105,887
31,324	Bank Hapoalim BM	613,179

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.6% — (continued)
37,933	Bank Leumi Le-Israel BM	$729,999
6,936	Check Point Software Technologies Ltd.*	1,339,619
1,248	CyberArk Software Ltd.*	565,668
732	Elbit Systems Ltd.	354,391
20,044	ICL Group Ltd.	130,368
31,906	Israel Discount Bank Ltd., Class A Shares	316,439
4,203	Mizrahi Tefahot Bank Ltd.	275,240
1,092	Monday.com Ltd.*	210,756
1,783	Nice Ltd.*	252,180
752	Nova Ltd.*	202,242
5,633	Phoenix Financial Ltd.	200,300
83,727	Teva Pharmaceutical Industries Ltd., ADR*	1,538,902
1,388	Wix.com Ltd.*	195,819

	Total Israel	7,030,989

Italy — 3.0%
13,557	Azimut Holding SpA	487,426
5,106	Banca Mediolanum SpA	103,465
62,996	Banca Monte dei Paschi di Siena SpA	579,875
28,959	Banco BPM SpA	398,192
99,987	BPER Banca SPA	1,041,572
2,425	Brunello Cucinelli SpA	280,820
15,743	Buzzi SpA	800,943
16,935	Davide Campari-Milano NV	127,329
9,919	De'Longhi SpA	347,866
532,663	Enel SpA	4,912,780
52,934	Eni SpA	945,390
10,371	Ferrari NV	4,945,512
99,953	FinecoBank Banca Fineco SpA	2,197,835
21,985	Generali	859,415
8,271	Infrastrutture Wireless Italiane SpA(a)	100,235
367,597	Intesa Sanpaolo SpA	2,319,089
128,948	Iren SpA	389,404
10,313	Leonardo SpA	587,782
18,518	Lottomatica Group SpA	503,931
28,025	Maire SpA	404,478
14,337	Mediobanca Banca di Credito Finanziario SpA	348,227
5,977	Moncler SpA	347,168
14,610	Nexi SpA(a)	92,856
11,513	Poste Italiane SpA(a)	269,800
7,170	Prysmian SpA	627,548
38,114	Recordati Industria Chimica e Farmaceutica SpA	2,353,908
3,057	Reply SpA	440,579
51,626	Snam SpA	314,286
303,640	Telecom Italia SpA*	145,698
36,350	Terna — Rete Elettrica Nazionale	365,531
100,334	UniCredit SpA	7,765,427
9,377	Unipol Assicurazioni SpA	196,168
78,639	Webuild SpA	355,021

	Total Italy	35,955,556

Japan — 18.6%
17,500	ABC-Mart Inc.	348,310
19,600	Advantest Corp.	1,522,831
57,000	Aeon Co., Ltd.	692,970
4,400	AGC Inc.	138,520
13,000	Aisin Corp.	213,762

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
24,200	Ajinomoto Co., Inc.	$654,242
3,900	ANA Holdings Inc.	78,783
29,900	Anritsu Corp.	349,969
15,200	Anycolor Inc.	492,637
37,400	Asahi Group Holdings Ltd.	472,285
108,300	Asahi Intecc Co., Ltd.	1,849,298
30,500	Asahi Kasei Corp.	248,786
18,000	Asics Corp.	487,888
46,800	Astellas Pharma Inc.	517,767
41,000	Azbil Corp.	410,890
15,300	Bandai Namco Holdings Inc.	525,893
9,600	BIPROGY Inc.	415,325
40,800	Bridgestone Corp.	1,844,138
22,400	Canon Inc.	654,934
9,000	Capcom Co., Ltd.	244,822
19,200	Central Japan Railway Co.	511,900
13,100	Chiba Bank Ltd. (The)	133,896
17,400	Chubu Electric Power Co., Inc.	240,777
17,800	Chugai Pharmaceutical Co., Ltd.	787,884
26,600	Concordia Financial Group Ltd.	203,435
27,200	Credit Saison Co., Ltd.	695,647
9,200	Dai Nippon Printing Co., Ltd.	153,648
47,500	Daicel Corp.	435,927
7,900	Daifuku Co., Ltd.	250,471
90,200	Dai-ichi Life Holdings Inc.	740,179
81,300	Daiichi Sankyo Co., Ltd.	1,940,298
31,000	Daikin Industries Ltd.	3,904,838
1,500	Daito Trust Construction Co., Ltd.	160,188
14,500	Daiwa House Industry Co., Ltd.	515,557
32,200	Daiwa Securities Group Inc.	249,721
45,500	Denso Corp.	650,239
6,900	Dentsu Soken Inc.	310,310
2,400	Disco Corp.	666,436
24,800	East Japan Railway Co.	610,151
24,700	Ebara Corp.	508,112
6,200	Eisai Co., Ltd.	189,831
66,250	ENEOS Holdings Inc.	396,221
227,900	FANUC Corp.	6,335,910
9,800	Fast Retailing Co., Ltd.	3,055,325
10,600	Food & Life Cos., Ltd.	613,561
19,800	Fuji Corp.	367,747
3,500	Fuji Electric Co., Ltd.	223,371
96,500	FUJIFILM Holdings Corp.	2,283,918
6,600	Fujikura Ltd.	558,551
46,400	Fujitsu Ltd.	1,126,706
25,100	GS Yuasa Corp.	563,318
5,900	Hankyu Hanshin Holdings Inc.	175,107
400	Hikari Tsushin Inc.	107,108
201,000	Hitachi Ltd.	5,415,740
102,300	Honda Motor Co., Ltd.	1,126,469
4,200	Horiba Ltd.	311,881
40,400	Hoya Corp.	5,222,705
12,100	Hulic Co., Ltd.	130,062
11,400	Ibiden Co., Ltd.	547,255
17,185	Idemitsu Kosan Co., Ltd.	113,886
3,600	IHI Corp.	373,556

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
38,200	INFRONEER Holdings Inc.	$380,322
22,800	Inpex Corp.	388,929
828	Invincible Investment Corp., REIT	376,261
12,500	Isuzu Motors Ltd.	163,831
60,200	ITOCHU Corp.	3,411,639
3,700	Japan Airlines Co., Ltd.	78,908
140,500	Japan Exchange Group Inc.	1,475,282
44,700	Japan Post Bank Co., Ltd.	561,686
45,800	Japan Post Holdings Co., Ltd.	466,762
5,000	Japan Post Insurance Co., Ltd.	140,653
30,900	Japan Tobacco Inc.	985,526
14,700	JFE Holdings Inc.	182,084
10,700	Kajima Corp.	320,621
23,400	Kandenko Co., Ltd.	633,750
8,700	Kaneka Corp.	255,504
25,600	Kansai Electric Power Co., Inc. (The)	360,715
12,000	Kao Corp.	544,089
3,900	Kawasaki Heavy Industries Ltd.	238,666
10,200	Kawasaki Kisen Kaisha Ltd.	155,939
174,500	KDDI Corp.	3,023,516
16,700	Keyence Corp.	6,375,849
18,400	Kikkoman Corp.	158,277
13,200	Kinden Corp.	472,806
20,000	Kirin Holdings Co., Ltd.	290,480
3,800	Kobe Bussan Co., Ltd.	107,788
24,500	Komatsu Ltd.	826,001
2,600	Konami Group Corp.	396,061
23,500	Kubota Corp.	275,066
33,300	Kyocera Corp.	446,868
13,300	Kyoritsu Maintenance Co., Ltd.	302,976
5,300	Kyowa Kirin Co., Ltd.	91,884
8,800	Lasertec Corp.	919,141
22,400	Lion Corp.	239,606
66,000	LY Corp.	210,540
10,400	M3 Inc.	154,379
5,400	Makita Corp.	181,510
37,400	Marubeni Corp.	850,149
8,300	MatsukiyoCocokara & Co.	171,955
136,800	Mebuki Financial Group Inc.	848,670
8,700	Meidensha Corp.	342,574
6,300	MEIJI Holdings Co., Ltd.	131,168
8,500	MINEBEA MITSUMI Inc.	144,466
23,100	MISUMI Group Inc.	350,276
30,700	Mitsubishi Chemical Group Corp.	174,953
83,200	Mitsubishi Corp.	1,882,816
49,700	Mitsubishi Electric Corp.	1,197,429
76,700	Mitsubishi Estate Co., Ltd.	1,646,740
23,200	Mitsubishi HC Capital Inc.	190,966
82,000	Mitsubishi Heavy Industries Ltd.	2,061,396
296,900	Mitsubishi UFJ Financial Group Inc.	4,487,801
64,500	Mitsui & Co., Ltd.	1,485,952
9,500	Mitsui E&S Co., Ltd.	293,277
70,200	Mitsui Fudosan Co., Ltd.	751,741
10,500	Mitsui Mining & Smelting Co., Ltd.	739,797
8,900	Mitsui OSK Lines Ltd.	285,115
64,790	Mizuho Financial Group Inc.	2,119,833

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
6,000	MonotaRO Co., Ltd.	$103,998
14,900	Morinaga Milk Industry Co., Ltd.	334,574
129,500	MS&AD Insurance Group Holdings Inc.	3,012,311
315,200	Murata Manufacturing Co., Ltd.	5,126,902
33,400	NEC Corp.	1,026,894
8,100	Nexon Co., Ltd.	183,999
37,100	NHK Spring Co., Ltd.	462,859
20,500	Nidec Corp.	440,244
65,800	Nintendo Co., Ltd.	5,880,834
213	Nippon Building Fund Inc., REIT	206,037
14,300	Nippon Electric Glass Co., Ltd.	436,267
19,400	Nippon Express Holdings Inc.	425,558
26,100	Nippon Paint Holdings Co., Ltd.	190,173
5,100	Nippon Sanso Holdings Corp.	185,511
25,000	Nippon Steel Corp.	529,513
10,600	Nippon Yusen KK	381,775
13,600	Nissan Chemical Corp.	479,879
64,300	Nissan Motor Co., Ltd.*	142,687
5,300	Nissin Foods Holdings Co., Ltd.	99,949
72,000	Nissui Corp.	490,852
2,000	Nitori Holdings Co., Ltd.	184,646
11,700	Nitto Boseki Co., Ltd.	415,626
18,300	Nitto Denko Corp.	411,226
77,400	Nomura Holdings Inc.	549,393
46,380	Nomura Research Institute Ltd.	1,832,067
7,300	NTT Data Group Corp.	195,073
768,600	NTT Inc.	809,948
17,000	Obayashi Corp.	277,135
94,200	Obic Co., Ltd.	3,328,682
29,600	Olympus Corp.	344,198
6,900	Open House Group Co., Ltd.	354,904
1,000	Oracle Corp. Japan	103,930
27,700	Oriental Land Co., Ltd.	662,467
29,800	ORIX Corp.	772,875
9,400	Osaka Gas Co., Ltd.	268,301
5,900	Otsuka Corp.	121,750
11,300	Otsuka Holdings Co., Ltd.	592,176
12,400	PAL Group Holdings Co., Ltd.	434,049
10,100	Pan Pacific International Holdings Corp.	364,934
62,400	Panasonic Holdings Corp.	632,629
28,900	Park24 Co., Ltd.	395,702
37,200	Rakuten Group Inc.*	229,469
56,500	Recruit Holdings Co., Ltd.	3,220,290
695,200	Renesas Electronics Corp.	8,162,871
53,200	Resona Holdings Inc.	530,100
34,200	Resorttrust Inc.	438,026
56,100	Round One Corp.	577,624
13,200	Ryohin Keikaku Co., Ltd.	286,616
40,200	Sankyo Co., Ltd.	812,386
6,300	Sankyu Inc.	349,374
4,300	Sanrio Co., Ltd.	221,853
35,000	Santen Pharmaceutical Co., Ltd.	372,460
25,400	Sanwa Holdings Corp.	824,721
28,200	Sawai Group Holdings Co., Ltd.	358,248
7,000	SBI Holdings Inc.	327,937
2,000	SCREEN Holdings Co., Ltd.	151,781

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
4,000	SCSK Corp.	$127,951
10,900	Secom Co., Ltd.	403,620
10,300	Sekisui Chemical Co., Ltd.	195,133
14,800	Sekisui House Ltd.	334,908
53,700	Seven & i Holdings Co., Ltd.	693,545
9,300	SG Holdings Co., Ltd.	100,446
66,100	Shimadzu Corp.	1,617,054
7,500	Shimano Inc.	834,952
136,900	Shin-Etsu Chemical Co., Ltd.	4,241,642
19,700	Shionogi & Co., Ltd.	342,393
9,800	Shiseido Co., Ltd.	160,592
25,000	SMC Corp.	7,691,524
754,500	Softbank Corp.	1,165,064
40,900	SoftBank Group Corp.	4,429,211
109,600	Sompo Holdings Inc.	3,543,832
275,300	Sony Group Corp.	7,598,123
15,200	Subaru Corp.	296,499
12,400	Sugi Holdings Co., Ltd.	313,266
11,400	Sumitomo Bakelite Co., Ltd.	380,617
28,100	Sumitomo Corp.	783,731
17,600	Sumitomo Electric Industries Ltd.	496,198
5,700	Sumitomo Metal Mining Co., Ltd.	156,278
292,200	Sumitomo Mitsui Financial Group Inc.	7,912,583
16,900	Sumitomo Mitsui Trust Group Inc.	483,172
7,900	Sumitomo Realty & Development Co., Ltd.	325,720
4,200	Suntory Beverage & Food Ltd.	130,068
40,600	Suzuki Motor Corp.	535,942
7,800	SWCC Corp.	434,812
137,700	Sysmex Corp.	1,743,697
12,700	T&D Holdings Inc.	328,488
12,800	Taiheiyo Cement Corp.	347,195
3,800	Taisei Corp.	257,342
41,954	Takeda Pharmaceutical Co., Ltd.	1,263,425
51,900	TDK Corp.	667,973
14,500	TechnoPro Holdings Inc.	475,142
218,900	Terumo Corp.	3,976,692
5,400	TIS Inc.	179,809
2,800	Toho Co., Ltd.	177,785
35,000	Tohoku Electric Power Co., Inc.	270,705
47,700	Tokio Marine Holdings Inc.	2,052,906
11,500	Tokyo Electron Ltd.	1,569,999
8,500	Tokyo Gas Co., Ltd.	325,656
9,400	Tokyo Metro Co., Ltd.	109,440
16,300	Tokyo Ohka Kogyo Co., Ltd.	517,871
7,900	Tokyo Seimitsu Co., Ltd.	441,590
22,700	Tokyo Tatemono Co., Ltd.	427,716
13,300	Tokyu Corp.	168,045
65,200	Tokyu Fudosan Holdings Corp.	527,359
6,200	TOPPAN Holdings Inc.	159,801
38,200	Toray Industries Inc.	255,632
7,300	Toyo Suisan Kaisha Ltd.	501,529
23,000	Toyo Tire Corp.	584,502
20,600	Toyoda Gosei Co., Ltd.	499,340
4,100	Toyota Industries Corp.	455,266
244,100	Toyota Motor Corp.	4,761,395
17,800	Toyota Tsusho Corp.	474,270

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
3,300	Trend Micro Inc.	$174,929
12,100	Tsumura & Co.	291,020
28,300	Unicharm Corp.	189,338
10,500	West Japan Railway Co.	235,350
5,700	Yakult Honsha Co., Ltd.	93,150
47,100	Yamaguchi Financial Group Inc.	568,423
22,000	Yamaha Motor Co., Ltd.	159,260
6,600	Yokogawa Electric Corp.	192,739
2,300	Zensho Holdings Co., Ltd.	144,888
10,300	ZOZO Inc.	95,754

	Total Japan	222,273,461

Luxembourg — 0.3%
70,493	ArcelorMittal SA	2,352,349
4,755	CVC Capital Partners PLC(a)	95,812
3,222	Eurofins Scientific SE	244,467
13,409	Millicom International Cellular SA	647,789
9,399	Tenaris SA	170,378

	Total Luxembourg	3,510,795

Macau — 0.1%
250,800	MGM China Holdings Ltd.	512,709
58,400	Sands China Ltd.	151,929

	Total Macau	664,638

Mexico — 0.0%@
5,521	Fresnillo PLC	133,406

Netherlands — 5.1%
14,656	ABN AMRO Bank NV, Dutch Certificate, GDR(a)	422,075
659	Adyen NV*(a)	1,104,377
33,272	Aegon Ltd.	261,516
96,730	Akzo Nobel NV	6,664,400
1,599	Argenx SE*	1,137,258
2,363	ASM International NV	1,134,057
20,421	ASML Holding NV	15,170,333
13,391	ASR Nederland NV	928,382
5,348	BE Semiconductor Industries NV	719,635
6,942	Euronext NV(a)	1,145,580
2,338	EXOR NV	233,966
13,063	Ferrovial SE	713,888
3,388	Heineken Holding NV	240,135
91,135	Heineken NV	7,362,966
1,577	IMCD NV	176,878
234,827	ING Groep NV	5,589,975
4,317	JDE Peet's NV	157,716
23,173	Koninklijke Ahold Delhaize NV	928,710
4,595	Koninklijke Heijmans NV	315,735
98,104	Koninklijke KPN NV	468,547
208,651	Koninklijke Philips NV*	5,760,565
6,785	NN Group NV	466,735
33,857	Prosus NV*	2,087,884
5,579	QIAGEN NV	259,445
3,029	Randstad NV	143,245
51,539	Stellantis NV	495,101
130,087	Universal Music Group NV	3,677,690
25,453	Wolters Kluwer NV	3,205,467

	Total Netherlands	60,972,261

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

New Zealand — 0.2%
40,319	Auckland International Airport Ltd.	$179,262
20,347	Contact Energy Ltd.	108,505
15,038	Fisher & Paykel Healthcare Corp., Ltd.	323,387
24,727	Infratil Ltd.	165,452
33,439	Meridian Energy Ltd.	112,632
9,034	Xero Ltd.*	966,899

	Total New Zealand	1,856,137

Norway — 0.5%
8,552	Aker BP ASA	216,464
95,398	DNB Bank ASA	2,512,703
19,673	Equinor ASA	485,089
5,008	Gjensidige Forsikring ASA	139,147
11,344	Kongsberg Gruppen ASA	338,521
11,779	Mowi ASA	242,018
134,594	Norsk Hydro ASA	872,486
19,166	Orkla ASA	214,151
1,761	Salmar ASA	90,172
8,092	Scatec ASA*(a)	85,098
15,077	Telenor ASA	251,381
3,984	Yara International ASA	144,899

	Total Norway	5,592,129

Poland — 0.0%@
5,502	InPost SA*	79,806

Portugal — 0.2%
205,700	Banco Comercial Portugues SA, Class R Shares	174,193
81,309	EDP SA	360,296
10,576	Galp Energia SGPS SA	205,606
62,199	Jeronimo Martins SGPS SA	1,538,109

	Total Portugal	2,278,204

Singapore — 1.5%
1,188,758	CapitaLand Ascendas REIT	2,518,556
144,528	CapitaLand Integrated Commercial Trust, REIT(b)	256,840
57,700	CapitaLand Investment Ltd.	124,015
94,940	DBS Group Holdings Ltd.	3,742,278
188,800	Genting Singapore Ltd.	105,890
61,024	Grab Holdings Ltd., Class A Shares*	304,510
257,200	Keppel DC REIT	473,201
39,000	Keppel Ltd.(b)	266,093
86,400	Oversea-Chinese Banking Corp., Ltd.	1,126,719
15,816	Sea Ltd., ADR*	2,950,317
22,300	Sembcorp Industries Ltd.	105,436
39,350	Singapore Airlines Ltd.	201,567
20,400	Singapore Exchange Ltd.	263,521
43,500	Singapore Technologies Engineering Ltd.	259,972
389,300	Singapore Telecommunications Ltd.	1,308,116
135,103	United Overseas Bank Ltd.	3,701,420
44,700	UOL Group Ltd.	259,861
56,800	Wilmar International Ltd.	130,488

	Total Singapore	18,098,800

South Africa — 0.0%@
57,442	Investec PLC	420,329

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

South Korea — 1.8%
13,034	Classys Inc.	$489,680
972	E-MART Inc.	49,948
1,564	Hugel Inc.*	355,042
1,210	Hyosung Heavy Industries Corp.	1,069,494
4,061	Hyundai Rotem Co., Ltd.	561,817
9,267	IsuPetasys Co., Ltd.	439,662
12,538	JB Financial Group Co., Ltd.	212,010
14,075	Kia Corp.	1,068,471
2,276	KIWOOM Securities Co., Ltd.	335,760
5,400	Kolmar Korea Co., Ltd.*	302,271
8,505	Korea Electric Power Corp.	223,498
11,225	LEENO Industrial Inc.	378,969
7,943	Netmarble Corp.(a)	341,773
1,897	PharmaResearch Co., Ltd.	927,514
8,436	Poongsan Corp.	720,126
15,639	Samsung E&A Co., Ltd.	327,404
203,428	Samsung Electronics Co., Ltd.	10,192,119
4,074	Samsung Fire & Marine Insurance Co., Ltd.	1,300,350
2,693	Samsung SDI Co., Ltd.	399,902
45,426	Shinhan Financial Group Co., Ltd.	2,133,163
9,819	Silicon2 Co., Ltd.*	316,584

	Total South Korea	22,145,557

Spain — 2.9%
624	Acciona SA	123,629
4,654	ACS Actividades de Construccion y Servicios SA	351,307
19,490	Aena SME SA(a)	563,937
47,085	Amadeus IT Group SA	3,952,696
314,057	Banco Bilbao Vizcaya Argentaria SA	5,687,442
129,320	Banco de Sabadell SA	490,657
384,869	Banco Santander SA	3,671,303
188,230	Bankinter SA	2,805,190
100,880	CaixaBank SA	1,006,075
12,691	Cellnex Telecom SA(a)	451,380
8,492	EDP Renovaveis SA	99,809
8,539	Endesa SA	260,091
7,354	Grifols SA	103,790
278,784	Iberdrola SA	5,243,181
20,767	Indra Sistemas SA	837,498
125,220	Industria de Diseno Textil SA	6,180,283
10,500	Logista Integral SA	343,892
172,080	Mapfre SA	753,418
49,264	Merlin Properties Socimi SA, REIT	734,315
6,811	Redeia Corp. SA	132,356
30,651	Repsol SA	502,723
94,491	Telefonica SA	506,056

	Total Spain	34,801,028

Sweden — 2.5%
6,878	AddTech AB, Class B Shares	241,189
7,301	Alfa Laval AB	332,385
26,150	Assa Abloy AB, Class B Shares	924,172
68,857	Atlas Copco AB, Class A Shares	1,099,665
204,812	Atlas Copco AB, Class B Shares	2,912,211
19,076	Avanza Bank Holding AB	720,521
9,523	Beijer Ref AB, Class B Shares	162,025
7,156	Boliden AB*	246,850

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.5% — (continued)
279,425	Electrolux AB, Class B Shares*	$1,658,047
17,088	Epiroc AB, Class A Shares	357,287
9,702	Epiroc AB, Class B Shares	180,618
9,540	EQT AB	343,321
15,963	Essity AB, Class B Shares	431,293
3,685	Evolution AB(a)	319,062
16,569	Fastighets AB Balder, Class B Shares*	118,068
14,644	H & M Hennes & Mauritz AB, Class B Shares	215,063
261,025	Hexagon AB, Class B Shares	2,910,073
1,892	Holmen AB, Class B Shares	73,612
2,076	Industrivarden AB, Class A Shares	82,657
4,846	Industrivarden AB, Class C Shares	192,955
6,879	Indutrade AB	171,281
4,075	Investment AB Latour, Class B Shares	103,449
44,439	Investor AB, Class B Shares	1,369,591
1,894	L E Lundbergforetagen AB, Class B Shares	95,907
6,350	Lifco AB, Class B Shares	225,609
10,403	Loomis AB, Class B Shares	461,583
19,246	NCC AB, Class B Shares	394,965
39,580	Nibe Industrier AB, Class B Shares	162,500
8,173	Saab AB, Class B Shares	463,595
5,522	Sagax AB, Class B Shares	119,678
27,030	Sandvik AB	683,481
12,710	Securitas AB, Class B Shares	194,453
38,509	Skandinaviska Enskilda Banken AB, Class A Shares	712,967
8,894	Skanska AB, Class B Shares	220,873
9,099	SKF AB, Class B Shares	233,551
6,640	Spotify Technology SA*	4,527,683
252,642	Storskogen Group AB, Class B Shares	263,356
15,280	Svenska Cellulosa AB SCA, Class B Shares	207,739
120,521	Svenska Handelsbanken AB, Class A Shares	1,550,454
22,432	Swedbank AB, Class A Shares	631,513
5,394	Swedish Orphan Biovitrum AB*	163,832
13,860	Tele2 AB, Class B Shares	243,932
71,390	Telefonaktiebolaget LM Ericsson, Class B Shares	568,578
61,275	Telia Co. AB	228,631
5,823	Trelleborg AB, Class B Shares	225,474
41,325	Volvo AB, Class B Shares	1,271,291
44,405	Wihlborgs Fastigheter AB	441,013

	Total Sweden	29,458,053

Switzerland — 7.5%
67,048	ABB Ltd., Class Registered Shares	4,492,754
8,872	Accelleron Industries AG	763,090
32,051	Alcon AG	2,554,003
9,362	Avolta AG	538,847
1,036	Baloise Holding AG, Class Registered Shares	268,653
842	Banque Cantonale Vaudoise, Class Registered Shares	97,903
106	Barry Callebaut AG, Class Registered Shares	143,496
612	Belimo Holding AG, Class Registered Shares	673,944
2,061	BKW AG	429,248
114	Bucher Industries AG, Class Registered Shares	54,096
127	Chocoladefabriken Lindt & Spruengli AG	1,935,861
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	449,381
28,364	Cie Financiere Richemont SA, Class Registered Shares	4,964,106
21,933	Coca-Cola HBC AG*	1,107,755

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 7.5% — (continued)
4,669	DKSH Holding AG	$343,597
4,731	DSM-Firmenich AG	461,813
176	EMS-Chemie Holding AG, Class Registered Shares	135,077
3,346	Galderma Group AG	584,185
5,737	Galenica AG(a)	614,626
883	Geberit AG, Class Registered Shares	647,598
241	Givaudan SA, Class Registered Shares	1,014,709
785,668	Glencore PLC*	3,104,946
938	Helvetia Holding AG, Class Registered Shares	241,355
13,157	Holcim AG*	1,103,131
5,260	Julius Baer Group Ltd.	380,282
777	Kardex Holding AG, Class Registered Shares	325,065
1,246	Kuehne + Nagel International AG, Class Registered Shares	253,271
6,667	Logitech International SA, Class Registered Shares	687,522
8,749	Lonza Group AG, Class Registered Shares	6,208,250
66,492	Nestlé SA, Class Registered Shares	6,264,110
48,967	Novartis AG, Class Registered Shares	6,197,226
580	Partners Group Holding AG	796,724
4,530	PSP Swiss Property AG, Class Registered Shares	753,675
58,800	Roche Holding AG	19,210,830
10,685	Sandoz Group AG	670,149
1,043	Schindler Holding AG	387,704
580	Schindler Holding AG, Class Registered Shares	207,462
32,804	SGS SA, Class Registered Shares	3,345,879
8,596	SIG Group AG*	136,065
3,978	Sika AG, Class Registered Shares	923,873
1,295	Sonova Holding AG, Class Registered Shares	377,559
11,634	Sportradar Group AG, Class A Shares*	359,956
17,361	STMicroelectronics NV	469,428
2,852	Straumann Holding AG, Class Registered Shares	334,799
4,133	Sulzer AG, Class Registered Shares	774,519
755	Swatch Group AG (The)	136,711
743	Swiss Life Holding AG, Class Registered Shares	802,806
2,152	Swiss Prime Site AG, Class Registered Shares	299,091
7,713	Swiss Re AG	1,397,675
657	Swisscom AG, Class Registered Shares	475,568
2,153	Swissquote Group Holding SA, Class Registered Shares	1,410,831
4,362	Temenos AG, Class Registered Shares	388,051
81,846	UBS Group AG, Class Registered Shares	3,309,491
6,805	VAT Group AG(a)	2,221,786
698	Ypsomed Holding AG, Class Registered Shares	342,174
3,770	Zurich Insurance Group AG	2,754,880

	Total Switzerland	89,327,586

Taiwan — 0.6%
29,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,091,884
26,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,164,229

	Total Taiwan	7,256,113

United Kingdom — 16.6%
24,959	3i Group PLC	1,356,266
6,701	Admiral Group PLC	328,483
28,616	Anglo American PLC	880,562
3,391	ARM Holdings PLC, ADR*	469,009
11,036	Ashtead Group PLC	811,650
8,690	Associated British Foods PLC	253,595
114,357	AstraZeneca PLC	18,281,773

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.6% — (continued)
22,761	Auto Trader Group PLC(a)	$247,105
77,999	Aviva PLC	687,415
50,581	Babcock International Group PLC	694,313
163,443	BAE Systems PLC	3,884,547
79,665	Balfour Beatty PLC	639,407
2,030,100	Barclays PLC	9,882,419
103,154	Barratt Redrow PLC	501,729
63,368	Beazley PLC	670,791
38,949	Berkeley Group Holdings PLC	1,896,353
1,350,567	BP PLC	7,926,103
103,728	British American Tobacco PLC	5,883,729
87,339	British Land Co. PLC (The), REIT	397,067
153,536	BT Group PLC	449,325
39,997	Bunzl PLC	1,353,406
124,971	Centrica PLC	271,828
5,836	Coca-Cola Europacific Partners PLC	518,587
148,478	Compass Group PLC	5,048,095
8,173	Computacenter PLC	254,129
132,534	ConvaTec Group PLC(a)	423,656
5,700	Cranswick PLC	392,888
266,652	Currys PLC	404,907
294,780	Diageo PLC	8,200,711
54,996	Drax Group PLC	483,024
41,352	easyJet PLC	274,049
19,564	Endeavour Mining PLC	680,295
46,850	Entain PLC	556,524
402,926	GSK PLC	7,944,807
652,896	Haleon PLC	3,210,262
47,585	Halma PLC	2,115,728
174,153	Harbour Energy PLC	536,589
23,123	Hikma Pharmaceuticals PLC	558,281
452,228	HSBC Holdings PLC	5,795,276
16,412	ICG PLC	484,437
13,786	IMI PLC	423,979
20,055	Imperial Brands PLC	846,773
38,993	Inchcape PLC	352,202
14,706	Indivior PLC*	357,062
33,720	Informa PLC	397,359
3,788	InterContinental Hotels Group PLC	459,743
31,896	International Consolidated Airlines Group SA	164,474
4,193	Intertek Group PLC	265,987
41,434	J Sainsbury PLC	167,747
64,950	JD Sports Fashion PLC	84,219
17,484	JET2 PLC	384,867
569,111	Kingfisher PLC	1,979,095
17,188	Land Securities Group PLC, REIT	128,643
151,154	Legal & General Group PLC	505,470
3,855,777	Lloyds Banking Group PLC	4,139,646
22,442	London Stock Exchange Group PLC	2,781,477
204,399	LondonMetric Property PLC, REIT	509,941
55,092	M&G PLC	197,478
53,416	Marks & Spencer Group PLC	249,335
34,070	Melrose Industries PLC	270,907
10,089	Mondi PLC	141,964
666,998	National Grid PLC	9,380,814
329,500	NatWest Group PLC	2,279,612

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.6% — (continued)
2,993	Next PLC	$483,788
18,301	Nomad Foods Ltd.	284,397
55,594	OSB Group PLC	396,494
15,717	Pearson PLC	228,728
18,824	Phoenix Group Holdings PLC	173,425
163,154	Reckitt Benckiser Group PLC	12,205,929
169,606	RELX PLC	7,901,872
64,583	Rentokil Initial PLC	319,625
42,771	Rightmove PLC	429,823
29,136	Rio Tinto PLC	1,820,363
787,024	Rolls-Royce Holdings PLC	11,373,385
275,137	Sage Group PLC (The)	4,040,913
19,403	Schroders PLC	99,726
348,724	Segro PLC, REIT	2,961,142
7,093	Severn Trent PLC	247,860
258,294	Shell PLC	9,524,209
193,171	Smith & Nephew PLC	3,614,412
32,308	Smiths Group PLC	1,029,450
16,863	Softcat PLC	367,270
1,975	Spirax Group PLC	194,838
28,517	SSE PLC	666,629
38,814	St. James's Place PLC	666,234
183,995	Standard Chartered PLC	3,444,415
172,040	Tesco PLC	983,367
83,681	Trainline PLC*(a)	303,966
210,310	Tritax Big Box REIT PLC	394,726
107,920	Unilever PLC	6,792,383
17,837	United Utilities Group PLC	277,159
510,381	Vodafone Group PLC	610,498
9,926	Weir Group PLC (The)	330,727
196,632	WH Smith PLC	1,839,255
29,312	Whitbread PLC	1,249,882
15,902	Wise PLC, Class A Shares*	226,599
28,652	WPP PLC	151,890

	Total United Kingdom	197,753,293

United States — 0.8%
13,256	Amrize Ltd.*	692,261
258	Booking Holdings Inc.	1,444,555
180,490	Carnival Corp.*	5,755,826
12,310	Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,229,769
526,000	Nexteer Automotive Group Ltd.	461,283

	Total United States	9,583,694

Uruguay — 0.0%@
228	MercadoLibre Inc.*	563,823

	TOTAL COMMON STOCKS (Cost — $786,670,934)	1,164,883,784

PREFERRED STOCKS — 0.2%

Germany — 0.2%
1,209	Bayerische Motoren Werke AG, Class Preferred Shares	115,919
3,180	Dr ING hc F Porsche AG, Class Preferred Shares(a)	169,074
4,164	Henkel AG & Co. KGaA, Class Preferred Shares	351,439
4,147	Porsche Automobil Holding SE, Class Preferred Shares	176,820
710	Sartorius AG, Class Preferred Shares	165,001

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units		Security	Value

Germany — 0.2% — (continued)
5,246		Volkswagen AG, Class Preferred Shares	$610,982

		TOTAL PREFERRED STOCKS (Cost — $1,668,064)	1,589,235

OPEN END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
22,380		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost — $1,017,246)	1,313,930

RIGHT — 0.0%@

Italy — 0.0%@
257,419		Telecom Italia SpA expires 9/12/25*(b)(c) (Cost — $0)	3

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $789,356,244)	1,167,786,952

Face Amount†

SHORT-TERM INVESTMENTS — 1.5%

TIME DEPOSITS — 1.5%
52,581	AUD	ANZ National Bank — Hong Kong, 2.270% due 9/1/25	34,422
$2,696,631		ANZ National Bank — London, 3.680% due 9/2/25	2,696,631
		BBH — New York:
496,087	CHF	(0.370)% due 9/1/25	620,031
689,827	DKK	0.650% due 9/1/25	108,113
623,941	SEK	0.820% due 9/1/25	65,937
2,422	CAD	1.590% due 9/2/25	1,764
16,393	NZD	1.700% due 9/1/25	9,672
72,466	GBP	2.920% due 9/1/25	97,945
857,262	NOK	2.980% due 9/1/25	85,281
1,465	ZAR	4.980% due 9/1/25	83
1,076,244	EUR	Citibank — London, 0.870% due 9/1/25	1,259,152
10,070,048		Citibank — New York, 3.680% due 9/2/25	10,070,048
1,082,515	HKD	HSBC Bank — Hong Kong, 2.020% due 9/1/25	138,864
435,150	SGD	HSBC Bank — Singapore, 0.230% due 9/1/25	339,166
2,139,476		JPMorgan Chase & Co. — New York, 3.680% due 9/2/25	2,139,476
257,187		Royal Bank of Canada — Toronto, 3.680% due 9/2/25	257,187
19,657,055	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.120% due 9/1/25	133,776

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,057,548)	18,057,548

		TOTAL INVESTMENTS — 99.3% (Cost — $807,413,792)	1,185,844,500

		Other Assets in Excess of Liabilities — 0.7%	8,557,138

		TOTAL NET ASSETS — 100.0%	$1,194,401,638

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $14,091,548 and represents 1.2% of net assets.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

At August 31, 2025, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$858,840,436	$427,090,284	$(99,465,885)	$327,624,399

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	18.9%
Industrials	18.4
Health Care	12.9
Information Technology	11.8
Consumer Discretionary	11.1
Consumer Staples	7.5
Materials	6.0
Communication Services	4.4
Utilities	2.8
Energy	2.7
Real Estate	2.0
Short-Term Investments	1.5

Total Investments	100.0%

^	As a percentage of total investments.

At August 31, 2025, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 Futures	17	9/25	$1,067,586	$1,066,456	$(1,130)
FTSE 100 Index Futures	3	9/25	361,776	373,792	12,016
SPI 200 Index Futures	2	9/25	284,085	292,530	8,445
TOPIX Index Futures	1	9/25	189,816	209,099	19,283

					$38,614

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

At August 31, 2025, International Equity Fund had deposited cash of $133,182 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.0%

Argentina — 0.1%
11,000	Grupo Financiero Galicia SA, ADR*	$432,080

Australia — 0.0%@
128,000	MMG Ltd.*	84,621

Brazil — 4.6%
145,586	Ambev SA	331,640
868,160	B3 SA — Brasil Bolsa Balcao	2,078,524
42,982	Banco Bradesco SA	114,481
37,550	Banco BTG Pactual SA	310,706
445,408	Banco do Brasil SA	1,757,314
284,682	BB Seguridade Participacoes SA	1,723,372
15,753	BRF SA	59,944
15,025	Caixa Seguridade Participacoes SA	39,076
35,249	Centrais Eletricas Brasileiras SA	292,707
14,731	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	332,823
7,096	CPFL Energia SA	51,530
20,881	Embraer SA	293,486
8,764	Energisa SA	78,903
32,080	Eneva SA*	89,409
108,078	Engie Brasil Energia SA	796,207
33,487	Equatorial Energia SA	225,882
157,205	Inter & Co., Inc., Class A Shares	1,350,391
10,747	JBS NV*	172,967
1,869	JBS NV, Class A Shares*	30,296
550,000	JSL SA	576,224
29,631	Klabin SA	101,165
333,183	Localiza Rent a Car SA	2,202,578
383,616	Motiva Infraestrutura de Mobilidade SA	1,018,919
142,482	NU Holdings Ltd., Class A Shares*	2,108,734
114,570	Petroleo Brasileiro SA — Petrobras	713,223
88,012	Petroleo Brasileiro SA — Petrobras, ADR	1,091,349
146,161	PRIO SA*	1,020,957
39,751	Raia Drogasil SA	128,678
350,517	Rede D'Or Sao Luiz SA(a)	2,544,748
40,743	Rumo SA	109,344
195,596	Smartfit Escola de Ginastica e Danca SA	880,660
97,425	Suzano SA	942,533
23,500	TIM SA	98,612
17,165	TOTVS SA	136,459
21,149	Ultrapar Participações SA	76,693
111,801	Vale SA	1,145,746
110,105	Vale SA, Class B Shares, ADR	1,131,879
343,535	Vibra Energia SA	1,523,302
352,493	WEG SA	2,448,563
13,807	XP Inc., Class A Shares	250,459

	Total Brazil	30,380,483

Chile — 0.5%
80,068	Antofagasta PLC	2,320,126
1,266,261	Banco de Chile	181,484
2,818	Banco de Credito e Inversiones SA	113,991
2,141,522	Banco Santander Chile	128,718
25,605	Cencosud SA	81,159
32,401	Empresas CMPC SA	50,816
9,413	Empresas COPEC SA	70,113

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.5% — (continued)
741,374	Enel Americas SA	$77,080
917,604	Enel Chile SA	64,361
23,830	Falabella SA	135,664
6,671,962	Latam Airlines Group SA	168,002

	Total Chile	3,391,514

China — 22.2%
9,300	360 Security Technology Inc., Class A Shares	15,132
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	10,761
55,500	3SBio Inc.*(a)	206,859
24,000	AAC Technologies Holdings Inc.	132,779
3,600	Accelink Technologies Co., Ltd., Class A Shares	34,618
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	23,860
3,000	AECC Aviation Power Co., Ltd., Class A Shares	17,035
154,700	Agricultural Bank of China Ltd., Class A Shares	152,492
852,000	Agricultural Bank of China Ltd., Class H Shares(b)	573,919
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	22,307
13,600	Air China Ltd., Class A Shares*	14,442
18,000	Akeso Inc.*(a)	358,968
31,400	Aluminum Corp. of China Ltd., Class A Shares	34,485
146,000	Aluminum Corp. of China Ltd., Class H Shares(b)	129,625
351	Amlogic Shanghai Co., Ltd., Class A Shares*	4,921
2,500	Angel Yeast Co., Ltd., Class A Shares	13,900
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	20,862
390,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	1,226,824
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	24,033
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	52,780
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares*	26,749
1,900	Anker Innovations Technology Co., Ltd., Class A Shares	37,211
95,800	ANTA Sports Products Ltd.	1,174,665
1,759	Autohome Inc., ADR	50,800
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	30,130
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	24,940
2,200	AVICOPTER PLC, Class A Shares	12,492
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	20,813
68,518	Baidu Inc., Class A Shares*	811,579
47,000	Bank of Beijing Co., Ltd., Class A Shares	39,596
16,600	Bank of Changsha Co., Ltd., Class A Shares	22,397
4,000	Bank of Chengdu Co., Ltd., Class A Shares	10,370
54,930	Bank of China Ltd., Class A Shares	42,586
2,188,000	Bank of China Ltd., Class H Shares(b)	1,194,743
72,500	Bank of Communications Co., Ltd., Class A Shares	73,995
259,000	Bank of Communications Co., Ltd., Class H Shares(b)	223,619
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	32,983
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	54,125
16,600	Bank of Nanjing Co., Ltd., Class A Shares	25,923
14,790	Bank of Ningbo Co., Ltd., Class A Shares	58,584
29,640	Bank of Shanghai Co., Ltd., Class A Shares	39,700
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	29,360
1,300	Beijing Compass Technology Development Co., Ltd., Class A Shares*	27,605
9,900	Beijing Enlight Media Co., Ltd., Class A Shares	27,509
1,303	Beijing Kingsoft Office Software Inc., Class A Shares	61,116
2,000	Beijing New Building Materials PLC, Class A Shares	7,500
760	Beijing Roborock Technology Co., Ltd., Class A Shares	22,869
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	16,567
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	13,021

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
4,318	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	$35,608
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	59,371
7,647	Bilibili Inc., Class Z Shares*	178,602
68,500	BOE Technology Group Co., Ltd., Class A Shares	40,639
9,900	BYD Co., Ltd., Class A Shares	159,183
367,000	BYD Co., Ltd., Class H Shares(b)	5,335,977
22,500	BYD Electronic International Co., Ltd.	118,463
907	Cambricon Technologies Corp., Ltd., Class A Shares*	189,914
32,800	CGN Power Co., Ltd., Class A Shares	17,680
318,000	CGN Power Co., Ltd., Class H Shares(a)(b)	119,847
2,400	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	34,709
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	24,295
6,800	Chifeng Jilong Gold Mining Co., Ltd., Class A Shares	25,077
267,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	238,405
61,000	China Coal Energy Co., Ltd., Class H Shares(b)	74,021
54,000	China Communications Services Corp., Ltd., Class H Shares(b)	32,051
21,100	China Construction Bank Corp., Class A Shares	26,669
5,424,224	China Construction Bank Corp., Class H Shares(b)	5,201,771
9,900	China CSSC Holdings Ltd., Class A Shares(c)	51,937
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	15,586
47,400	China Energy Engineering Corp., Ltd., Class A Shares	16,337
91,612	China Everbright Bank Co., Ltd., Class A Shares	48,603
114,000	China Everbright Bank Co., Ltd., Class H Shares(b)	51,169
127,000	China Feihe Ltd.(a)	71,355
12,000	China Galaxy Securities Co., Ltd., Class A Shares	31,114
124,500	China Galaxy Securities Co., Ltd., Class H Shares(b)	176,421
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	27,230
85,000	China Hongqiao Group Ltd.	275,379
5,400	China International Capital Corp., Ltd., Class A Shares	29,195
46,400	China International Capital Corp., Ltd., Class H Shares(a)(b)	125,733
7,200	China Jushi Co., Ltd., Class A Shares	15,758
5,300	China Life Insurance Co., Ltd., Class A Shares	31,285
229,000	China Life Insurance Co., Ltd., Class H Shares(b)	704,247
16,200	China Literature Ltd.*(a)	84,164
111,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	95,635
101,000	China Mengniu Dairy Co., Ltd.	196,021
39,900	China Merchants Bank Co., Ltd., Class A Shares	240,474
1,065,391	China Merchants Bank Co., Ltd., Class H Shares(b)	6,553,575
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	15,483
13,200	China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A Shares	19,281
9,230	China Merchants Securities Co., Ltd., Class A Shares	24,570
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,373
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	36,109
216,700	China Minsheng Banking Corp., Ltd., Class H Shares(b)	123,438
152,000	China National Building Material Co., Ltd., Class H Shares(b)	109,891
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	21,295
34,000	China National Nuclear Power Co., Ltd., Class A Shares	42,522
2,470	China National Software & Service Co., Ltd., Class A Shares*	18,624
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	41,691
44,000	China Oilfield Services Ltd., Class H Shares(b)	39,886
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	70,668
84,200	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	382,289
43,800	China Petroleum & Chemical Corp., Class A Shares	35,119
762,000	China Petroleum & Chemical Corp., Class H Shares(b)	420,961
27,800	China Railway Group Ltd., Class A Shares	22,160
138,000	China Railway Group Ltd., Class H Shares(b)	69,855

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	$17,991
4,498	China Resources Microelectronics Ltd., Class A Shares	33,057
165,800	China Resources Mixc Lifestyle Services Ltd.(a)	820,248
44,500	China Resources Pharmaceutical Group Ltd.(a)	27,828
4,836	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	20,673
13,299	China Shenhua Energy Co., Ltd., Class A Shares(c)	69,967
104,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	464,975
20,400	China Southern Airlines Co., Ltd., Class A Shares*	17,327
90,040	China State Construction Engineering Corp., Ltd., Class A Shares	70,689
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	24,820
5,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	55,766
143,600	China Tower Corp., Ltd., Class H Shares(a)(b)	216,184
74,800	China United Network Communications Ltd., Class A Shares	59,798
15,600	China Vanke Co., Ltd., Class A Shares*	14,864
43,500	China Vanke Co., Ltd., Class H Shares*(b)	29,456
41,900	China Yangtze Power Co., Ltd., Class A Shares	165,238
52,390	China Zheshang Bank Co., Ltd., Class A Shares	23,821
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	28,538
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	24,733
70,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	51,731
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	9,455
120,000	CITIC Ltd.	171,047
22,565	CITIC Securities Co., Ltd., Class A Shares	99,636
47,925	CITIC Securities Co., Ltd., Class H Shares(b)	174,289
26,600	CMOC Group Ltd., Class A Shares	46,324
123,000	CMOC Group Ltd., Class H Shares(b)	186,239
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	9,539
16,100	CNPC Capital Co., Ltd., Class A Shares	28,654
89,680	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,846,426
2,600	Contemporary Amperex Technology Co., Ltd., Class H Shares(b)	141,164
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	7,695
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	43,485
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	140,315
51,400	CRRC Corp., Ltd., Class A Shares	55,311
150,000	CRRC Corp., Ltd., Class H Shares(b)	120,527
8,700	CSC Financial Co., Ltd., Class A Shares	34,739
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	21,630
255,120	CSPC Pharmaceutical Group Ltd.	327,340
49,700	Daqin Railway Co., Ltd., Class A Shares	44,031
342,200	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	810,389
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	15,292
600	Dongfang Electric Corp., Ltd., Class A Shares	1,666
27,025	East Money Information Co., Ltd., Class A Shares	109,532
33,480	Eastroc Beverage Group Co., Ltd., Class A Shares	1,451,446
900	Ecovacs Robotics Co., Ltd., Class A Shares	12,219
1,300	Empyrean Technology Co., Ltd., Class A Shares	22,324
23,900	ENN Energy Holdings Ltd.	190,820
377,843	ENN Natural Gas Co., Ltd., Class A Shares	997,168
2,800	Eoptolink Technology Inc. Ltd., Class A Shares	138,795
2,581	Eve Energy Co., Ltd., Class A Shares	20,669
7,300	Everbright Securities Co., Ltd., Class A Shares	20,529
4,000	Flat Glass Group Co., Ltd., Class A Shares	9,962
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	24,297
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	53,450
99,000	Fosun International Ltd.	67,214
17,700	Founder Securities Co., Ltd., Class A Shares	21,453

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
25,800	Foxconn Industrial Internet Co., Ltd., Class A Shares	$193,881
150,000	Full Truck Alliance Co., Ltd., ADR	1,957,500
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	37,821
20,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	183,080
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	18,037
21,800	GD Power Development Co., Ltd., Class A Shares	14,658
32,200	GDS Holdings Ltd., Class A Shares*	139,332
15,100	GEM Co., Ltd., Class A Shares	15,761
42,000	Genscript Biotech Corp.*	91,972
9,000	GF Securities Co., Ltd., Class A Shares	27,613
10,400	Giant Biogene Holding Co., Ltd.(a)	71,963
924	Gigadevice Semiconductor Inc., Class A Shares	20,596
4,300	GoerTek Inc., Class A Shares	22,053
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	4,326
2,233	Goneo Group Co., Ltd., Class A Shares	14,775
2,000	Gotion High-tech Co., Ltd., Class A Shares	10,293
4,100	Great Wall Motor Co., Ltd., Class A Shares	14,862
68,500	Great Wall Motor Co., Ltd., Class H Shares(b)	163,150
7,800	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	46,610
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	19,012
7,700	Guanghui Energy Co., Ltd., Class A Shares	5,730
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	16,619
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	9,686
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	16,196
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	9,716
3,800	Guolian Minsheng Securities Co., Ltd., Class A Shares	6,522
9,400	Guosen Securities Co., Ltd., Class A Shares	19,574
30,178	Guotai Haitong Securities Co., Ltd., Class A Shares	89,156
60,864	Guotai Haitong Securities Co., Ltd., Class H Shares(a)(b)	127,193
5,900	Guoyuan Securities Co., Ltd., Class A Shares	7,648
17,542	H World Group Ltd., ADR	646,423
58,000	Haidilao International Holding Ltd.(a)	102,170
13,300	Haier Smart Home Co., Ltd., Class A Shares	48,959
76,800	Haier Smart Home Co., Ltd., Class H Shares(b)	259,734
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	15,717
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares	16,047
16,000	Haitian International Holdings Ltd.	45,063
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	10,402
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	12,295
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	3,555
38,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	174,538
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	4,349
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	18,773
256,000	Hengan International Group Co., Ltd.	814,168
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	26,644
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	23,549
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	81,024
14,100	HLA Group Corp., Ltd., Class A Shares	13,780
104,400	Horizon Robotics, Class B Shares*	128,133
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,646
21,000	Hua Hong Semiconductor Ltd., Class H Shares*(a)	144,638
18,400	Huadian Power International Corp., Ltd., Class A Shares	13,698
1,694	Huadong Medicine Co., Ltd., Class A Shares	10,519
15,100	Huafon Chemical Co., Ltd., Class A Shares	17,031
3,500	Huagong Tech Co., Ltd., Class A Shares	33,513
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	13,129

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
2,260	Hualan Biological Engineering Inc., Class A Shares	$5,425
22,500	Huaneng Power International Inc., Class A Shares	23,315
114,000	Huaneng Power International Inc., Class H Shares(b)	81,722
2,600	Huaqin Technology Co., Ltd., Class A Shares	35,704
16,000	Huatai Securities Co., Ltd., Class A Shares	48,619
35,800	Huatai Securitiies Co., Ltd., Class H Shares(a)(b)	90,468
30,500	Huaxia Bank Co., Ltd., Class A Shares	32,395
289,199	Huayu Automotive Systems Co., Ltd., Class A Shares	776,406
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	17,825
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	9,171
3,785	Hundsun Technologies Inc., Class A Shares	19,892
4,476	Hygon Information Technology Co., Ltd., Class A Shares	122,189
4,600	IEIT Systems Co., Ltd., Class A Shares	43,285
8,100	Iflytek Co., Ltd., Class A Shares	60,630
560	Imeik Technology Development Co., Ltd., Class A Shares	15,246
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	116,135
2,007,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,480,662
39,200	Industrial Bank Co., Ltd., Class A Shares	123,462
19,760	Industrial Securities Co., Ltd., Class A Shares	18,971
800	Ingenic Semiconductor Co., Ltd., Class A Shares	8,426
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	24,616
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	22,414
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	12,764
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	54,574
43,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	88,836
45,000	Innovent Biologics Inc.*(a)	557,772
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	18,478
66,200	J&T Global Express Ltd.*	87,959
4,116	JA Solar Technology Co., Ltd., Class A Shares*	7,297
4,000	JCET Group Co., Ltd., Class A Shares	22,362
31,900	JD Health International Inc.*(a)	256,456
57,000	JD Logistics Inc.*(a)	93,645
57,819	JD.com Inc., ADR	1,796,436
93,206	JD.com Inc., Class A Shares	1,434,706
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares*	10,211
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	54,321
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	24,533
14,001	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	130,420
3,000	Jiangsu King's Luck Brewery JSC Ltd., Class A Shares	18,250
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	18,676
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	16,799
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	14,126
5,300	Jiangxi Copper Co., Ltd., Class A Shares	20,822
29,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	84,804
9,597	Jinko Solar Co., Ltd., Class A Shares*	7,624
1,217	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(d)#	2
10,693	Kanzhun Ltd., ADR*	252,569
84,000	KE Holdings Inc., ADR	1,476,720
64,204	KE Holdings Inc., Class A Shares	377,404
89,000	Kingdee International Software Group Co., Ltd.*	184,536
27,800	Kingsoft Corp., Ltd.	121,109
82,500	Kuaishou Technology, Class B Shares*(a)	791,590
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares	24,350
2,800	Kunlun Tech Co., Ltd., Class A Shares*	16,479
2,388	Kweichow Moutai Co., Ltd., Class A Shares	496,345
900	Laopu Gold Co., Ltd., Class H Shares(b)	82,066

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
6,600	LB Group Co., Ltd., Class A Shares	$17,215
876,000	Lenovo Group Ltd.	1,233,526
9,000	Lens Technology Co., Ltd., Class A Shares	39,137
38,506	Li Auto Inc., Class A Shares*	450,463
66,500	Li Ning Co., Ltd.	160,946
14,500	Lingyi iTech Guangdong Co., Class A Shares	31,567
51,500	Longfor Group Holdings Ltd.(a)	69,764
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares*	21,823
1,012	Loongson Technology Corp., Ltd., Class A Shares*	20,269
16,738	Luxshare Precision Industry Co., Ltd., Class A Shares	107,632
4,500	Luzhou Laojiao Co., Ltd., Class A Shares	86,630
3,400	Mango Excellent Media Co., Ltd., Class A Shares	12,423
864	Maxscend Microelectronics Co., Ltd., Class A Shares	10,020
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	17,546
105,500	Meitu Inc.*(a)	159,239
344,543	Meituan, Class B Shares*(a)	4,576,313
36,900	Metallurgical Corp. of China Ltd., Class A Shares	17,640
108,200	Midea Group Co., Ltd., Class A Shares	1,119,044
12,100	Midea Group Co., Ltd., Class H Shares(b)	126,310
12,516	MINISO Group Holding Ltd.	77,041
54,000	MINISO Group Holding Ltd., ADR	1,341,900
1,749	Montage Technology Co., Ltd., Class A Shares	30,145
10,086	Muyuan Foods Co., Ltd., Class A Shares	77,841
16,595	NARI Technology Co., Ltd., Class A Shares	50,676
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	16,038
1,680	NAURA Technology Group Co., Ltd., Class A Shares	87,841
141,925	NetEase Inc.	3,880,481
5,400	New China Life Insurance Co., Ltd., Class A Shares	51,648
28,000	New China Life Insurance Co., Ltd., Class H Shares(b)	172,645
6,400	New Hope Liuhe Co., Ltd., Class A Shares	8,890
40,810	New Oriental Education & Technology Group Inc.	193,958
3,400	Ninestar Corp., Class A Shares*	11,886
3,488	Ningbo Deye Technology Co., Ltd., Class A Shares	31,775
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	15,582
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	14,515
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	36,442
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	24,861
47,113	NIO Inc., Class A Shares*	301,342
62,000	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	395,516
9,000	OFILM Group Co., Ltd., Class A Shares*	16,691
3,220	OmniVision Integrated Circuits Group Inc., Class A Shares	64,651
1,000	Oppein Home Group Inc., Class A Shares	7,766
14,464	Orient Securities Co., Ltd., Class A Shares	23,334
24,800	People's Insurance Co. Group of China Ltd. (The), Class A Shares	31,226
282,000	People's Insurance Co. Group of China Ltd. (The), Class H Shares(b)	252,550
21,700	PetroChina Co., Ltd., Class A Shares	26,579
648,000	PetroChina Co., Ltd., Class H Shares(b)	623,838
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	8,565
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	491,064
602,580	Ping An Bank Co., Ltd., Class A Shares	1,019,422
23,000	Ping An Insurance Group Co. of China Ltd., Class A Shares	193,187
816,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	5,904,458
850	Piotech Inc., Class A Shares	22,726
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	20,110
16,600	Pop Mart International Group Ltd.(a)	684,122
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	38,427

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
258,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	$179,116
22,300	Power Construction Corp. of China Ltd., Class A Shares	18,585
75,400	Proya Cosmetics Co., Ltd., Class A Shares	887,551
3,759	Qfin Holdings Inc., ADR	109,462
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	23,558
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	32,946
1,100	Rockchip Electronics Co., Ltd., Class A Shares	38,129
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	16,671
11,800	SAIC Motor Corp., Ltd., Class A Shares	31,129
9,500	Sailun Group Co., Ltd., Class A Shares	18,924
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	12,966
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	55,868
7,247	Satellite Chemical Co., Ltd., Class A Shares	20,361
20,600	SDIC Capital Co., Ltd., Class A Shares	24,106
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	29,560
2,700	Seres Group Co., Ltd., Class A Shares	51,909
7,700	SF Holding Co., Ltd., Class A Shares	48,150
1,267	SG Micro Corp., Class A Shares	13,811
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	47,787
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	25,965
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	108,303
3,000	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A Shares	25,266
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	8,661
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	8,491
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	14,660
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	46,930
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	7,052
891	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	19,147
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	29,584
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	16,169
2,000	Shanghai International Airport Co., Ltd., Class A Shares	9,072
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	7,079
56,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	107,611
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	16,032
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	15,264
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	23,940
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	29,852
7,100	Shanjin International Gold Co., Ltd., Class A Shares	19,596
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	6,047
7,400	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A Shares	13,478
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	60,807
18,000	Shenergy Co., Ltd., Class A Shares	20,412
4,400	Shengyi Technology Co., Ltd., Class A Shares	32,748
1,638	Shennan Circuits Co., Ltd., Class A Shares	45,293
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	37,299
309,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares	3,259,893
21,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	742,545
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	16,627
3,900	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A Shares	27,515
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	17,189
24,200	Shenzhou International Group Holdings Ltd.	189,356
609	Sichuan Biokin Pharmaceutical Co., Ltd., Class A Shares*	28,604
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	25,078
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	22,496
1,500	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H Shares*(b)	87,232
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	21,716

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
119,800	Sieyuan Electric Co., Ltd., Class A Shares	$1,473,613
12,000	Silergy Corp.	120,401
603,772	Sinopharm Group Co., Ltd., Class H Shares(b)	1,443,554
27,000	Sinotruk Hong Kong Ltd.	78,427
55,000	Smoore International Holdings Ltd.(a)	132,707
2,000	Spring Airlines Co., Ltd., Class A Shares	15,002
3,640	Sungrow Power Supply Co., Ltd., Class A Shares	50,842
23,600	Sunny Optical Technology Group Co., Ltd.	249,305
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	9,620
1,653	SUPCON Technology Co., Ltd., Class A Shares	12,052
5,100	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	47,148
1,960	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	54,332
53,074	TAL Education Group, ADR*	563,646
8,060	TBEA Co., Ltd., Class A Shares	16,046
20,020	TCL Technology Group Corp., Class A Shares	13,030
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares*	5,731
478,531	Tencent Holdings Ltd.	37,004,172
17,714	Tencent Music Entertainment Group, ADR	434,347
4,300	Tianqi Lithium Corp., Class A Shares*	26,534
782,000	Tingyi Cayman Islands Holding Corp.	1,104,817
41,200	Tongcheng Travel Holdings Ltd.	115,993
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	20,169
10,300	Tongwei Co., Ltd., Class A Shares*	31,710
25,000	TravelSky Technology Ltd., Class H Shares(b)	34,818
6,575	Trina Solar Co., Ltd., Class A Shares*	15,272
3,000	Tsingtao Brewery Co., Ltd., Class A Shares	29,254
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	116,626
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	11,199
8,160	Unisplendour Corp., Ltd., Class A Shares	31,902
1,418	Verisilicon Microelectronics Shanghai Co., Ltd., Class A Shares*(c)	30,289
3,400	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	126,394
10,720	Vipshop Holdings Ltd., ADR	179,453
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	45,208
12,400	Weichai Power Co., Ltd., Class A Shares	26,339
685,200	Weichai Power Co., Ltd., Class H Shares(b)	1,427,819
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	19,533
8,300	Western Mining Co., Ltd., Class A Shares	21,781
11,400	Western Securities Co., Ltd., Class A Shares	14,303
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	21,447
1,600	Wingtech Technology Co., Ltd., Class A Shares*	9,743
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares*	3,591
8,500	Wuliangye Yibin Co., Ltd., Class A Shares	154,490
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	60,059
6,764	WuXi AppTec Co., Ltd., Class A Shares	98,541
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	120,895
107,500	Wuxi Biologics Cayman Inc.*(a)	453,769
4,000	WuXi XDC Cayman Inc.*	28,689
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	29,512
700,200	Xiaomi Corp., Class B Shares*(a)	4,774,015
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares*	12,567
112,000	Xinyi Solar Holdings Ltd.	48,327
39,022	XPeng Inc., Class A Shares*	412,408
42,000	Yadea Group Holdings Ltd.(a)	72,865
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	19,387
96,700	Yankuang Energy Group Co., Ltd., Class H Shares(b)	111,867
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	24,628

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 22.2% — (continued)
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	$7,786
3,480	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	11,599
5,300	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	25,080
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	12,308
8,200	YTO Express Group Co., Ltd., Class A Shares	19,500
22,584	Yum China Holdings Inc.	1,009,956
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	21,560
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	40,423
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	28,263
6,100	Yutong Bus Co., Ltd., Class A Shares	23,659
4,000	Zangge Mining Co., Ltd., Class A Shares	30,272
1,600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	47,004
59,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	185,528
10,200	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	32,211
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	8,076
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,431
61,680	Zhejiang Expressway Co., Ltd., Class H Shares(b)	54,275
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	14,556
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	8,036
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	32,138
14,782	Zhejiang Leapmotor Technology Co., Ltd., Class H Shares*(a)(b)	121,860
7,200	Zhejiang NHU Co., Ltd., Class A Shares	25,158
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	24,731
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	18,512
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	16,992
7,900	Zheshang Securities Co., Ltd., Class A Shares	13,385
1,820	Zhongji Innolight Co., Ltd., Class A Shares	89,710
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	26,266
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,327
7,397	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	50,234
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	56,886
33,400	Zijin Mining Group Co., Ltd., Class A Shares	108,419
176,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	575,226
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	13,613
3,100	ZTE Corp., Class A Shares	19,768
18,000	ZTE Corp., Class H Shares(b)	80,781
12,405	ZTO Express Cayman Inc.	224,797

	Total China	145,233,848

Colombia — 0.0%@
6,956	Grupo Cibest SA	102,345
12,422	Interconexion Electrica SA ESP	67,531

	Total Colombia	169,876

Cyprus — 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(d)#	—

Czech Republic — 0.1%
4,157	CEZ AS	259,851
2,012	Komercni Banka AS	98,234
10,147	Moneta Money Bank AS(a)	74,349

	Total Czech Republic	432,434

Egypt — 0.3%
55,480	Commercial International Bank — Egypt (CIB)	110,949
819,550	Commercial International Bank — Egypt (CIB), Class Registered Shares, GDR	1,589,951
30,598	Eastern Co. SAE	24,380

	Total Egypt	1,725,280

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Greece — 0.9%
75,290	Alpha Bank SA	$295,495
391,242	Eurobank Ergasias Services & Holdings SA	1,426,222
1,594	FF Group*(d)#	—
5,468	Hellenic Telecommunications Organization SA	101,476
3,520	JUMBO SA	124,987
125,902	National Bank of Greece SA	1,728,228
33,688	OPAP SA	755,214
202,101	Piraeus Financial Holdings SA*	1,548,460
5,371	Public Power Corp. SA	89,711

	Total Greece	6,069,793

Hong Kong — 4.5%
273,400	AIA Group Ltd.	2,587,187
798,776	Alibaba Group Holding Ltd.	13,366,979
52,315	Alibaba Group Holding Ltd., ADR	7,062,525
164,000	Alibaba Health Information Technology Ltd.*	114,163
17,500	Beijing Enterprises Holdings Ltd.	72,623
158,000	Beijing Enterprises Water Group Ltd.	52,617
158,000	Bosideng International Holdings Ltd.	90,919
28,000	C&D International Investment Group Ltd.	66,519
92,800	China Gas Holdings Ltd.	92,631
617,000	China Medical System Holdings Ltd.	1,034,136
43,538	China Merchants Port Holdings Co., Ltd.	83,608
110,500	China Overseas Land & Investment Ltd.	196,329
131,000	China Power International Development Ltd.	52,560
54,500	China Resources Beer Holdings Co., Ltd.	194,836
27,600	China Resources Gas Group Ltd.	70,905
98,500	China Resources Land Ltd.	384,363
64,000	China Resources Power Holdings Co., Ltd.	147,201
308,000	China Ruyi Holdings Ltd.*	113,625
58,000	China State Construction International Holdings Ltd.	79,417
52,400	China Taiping Insurance Holdings Co., Ltd.	108,776
68,200	Chow Tai Fook Jewellery Group Ltd.	127,298
50,000	Far East Horizon Ltd.	47,717
180,000	Galaxy Entertainment Group Ltd.	940,765
707,000	GCL Technology Holdings Ltd.*	112,712
187,000	Geely Automobile Holdings Ltd.	466,751
96,000	Guangdong Investment Ltd.	89,933
116,000	Kunlun Energy Co., Ltd.	107,771
2,700	NetEase Cloud Music Inc.*(a)	95,833
5,000	Orient Overseas International Ltd.	87,370
297,750	Sino Biopharmaceutical Ltd.	309,549
1,495,000	Want Want China Holdings Ltd.	1,034,032

	Total Hong Kong	29,391,650

Hungary — 0.8%
125,718	MOL Hungarian Oil & Gas PLC	1,081,243
48,410	OTP Bank Nyrt	4,219,214
4,894	Richter Gedeon Nyrt	148,345

	Total Hungary	5,448,802

India — 16.0%
1,569	ABB India Ltd.	88,970
4,372	Adani Enterprises Ltd.	111,318
16,627	Adani Ports & Special Economic Zone Ltd.	247,547
19,316	Adani Power Ltd.*	131,283
405,000	Aditya Birla Capital Ltd.*	1,277,112

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.0% — (continued)
1,166	Alkem Laboratories Ltd.	$70,102
18,959	Ambuja Cements Ltd.	121,118
6,170	APL Apollo Tubes Ltd.	111,980
52,719	Apollo Hospitals Enterprise Ltd.	4,550,548
97,870	Ashok Leyland Ltd.	140,929
11,889	Asian Paints Ltd.	339,665
3,407	Astral Ltd.	52,544
10,537	AU Small Finance Bank Ltd.(a)	85,825
7,814	Aurobindo Pharma Ltd.	91,024
5,094	Avenue Supermarts Ltd.*(a)	274,609
127,490	Axis Bank Ltd.	1,511,531
2,130	Bajaj Auto Ltd.	208,512
85,880	Bajaj Finance Ltd.	856,087
12,041	Bajaj Finserv Ltd.	261,663
806	Bajaj Holdings & Investment Ltd.	116,486
2,232	Balkrishna Industries Ltd.	57,953
28,101	Bank of Baroda	74,173
112,530	Bharat Electronics Ltd.	471,326
8,960	Bharat Forge Ltd.	112,429
34,919	Bharat Heavy Electricals Ltd.	82,370
48,812	Bharat Petroleum Corp., Ltd.	170,431
79,003	Bharti Airtel Ltd.	1,692,137
198	Bosch Ltd.	89,657
3,526	Britannia Industries Ltd.	232,735
3,360	BSE Ltd.	79,782
47,609	Canara Bank	56,028
18,240	CG Power & Industrial Solutions Ltd.	143,546
84,701	Cholamandalam Investment & Finance Co., Ltd.	1,367,609
17,406	Cipla Ltd.	313,846
58,999	Coal India Ltd.	250,838
4,130	Colgate-Palmolive India Ltd.	109,236
11,071	Container Corp. Of India Ltd.	66,161
4,058	Coromandel International Ltd.	106,585
4,282	Cummins India Ltd.	186,142
16,912	Dabur India Ltd.	99,972
130,000	Delhivery Ltd.*	690,188
3,468	Divi’s Laboratories Ltd.	241,254
1,166	Dixon Technologies India Ltd.	220,469
23,744	DLF Ltd.	199,638
17,745	Dr Reddy's Laboratories Ltd.	252,757
4,353	Eicher Motors Ltd.	301,353
74,316	Eternal Ltd.*	264,592
35,213	FSN E-Commerce Ventures Ltd.*	91,925
73,376	GAIL India Ltd.	144,153
94,009	GMR Airports Ltd.*	91,766
12,040	Godrej Consumer Products Ltd.	169,700
4,526	Godrej Properties Ltd.*	99,826
8,058	Grasim Industries Ltd.	253,905
7,976	Havells India Ltd.	138,033
29,243	HCL Technologies Ltd.	482,106
2,494	HDFC Asset Management Co., Ltd.(a)	154,559
455,454	HDFC Bank Ltd.	4,913,402
140,153	HDFC Bank Ltd., ADR	9,973,287
27,988	HDFC Life Insurance Co., Ltd.(a)	245,138
3,472	Hero MotoCorp Ltd.	201,192
42,524	Hindalco Industries Ltd.	339,532

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.0% — (continued)
6,177	Hindustan Aeronautics Ltd.	$303,581
30,725	Hindustan Petroleum Corp., Ltd.	131,050
25,320	Hindustan Unilever Ltd.	763,975
412	Hitachi Energy India Ltd.	88,784
4,546	Hyundai Motor India Ltd.	126,642
162,288	ICICI Bank Ltd.	2,571,055
202,725	ICICI Bank Ltd., ADR	6,434,491
7,010	ICICI Lombard General Insurance Co., Ltd.(a)	146,489
10,058	ICICI Prudential Life Insurance Co., Ltd.(a)	68,444
119,973	IDFC First Bank Ltd.	92,560
26,754	Indian Hotels Co., Ltd. (The), Class A Shares	230,008
91,112	Indian Oil Corp., Ltd.	141,472
7,982	Indian Railway Catering & Tourism Corp., Ltd.	62,605
443,329	Indus Towers Ltd.*	1,713,414
16,128	IndusInd Bank Ltd.*	134,999
11,501	Info Edge India Ltd.	176,911
102,300	Infosys Ltd.	1,716,268
6,087	InterGlobe Aviation Ltd.(a)	389,726
93,819	ITC Ltd.	435,827
8,783	Jindal Stainless Ltd.	76,007
13,506	Jindal Steel Ltd.	145,196
462,232	Jio Financial Services Ltd.	1,632,825
12,171	JSW Energy Ltd.	67,291
19,467	JSW Steel Ltd.	226,746
11,798	Jubilant Foodworks Ltd.	83,767
11,490	Kalyan Jewellers India Ltd.*	65,547
21,500	KEI Industries Ltd.	927,159
155,166	Kotak Mahindra Bank Ltd.	3,450,422
37,747	Larsen & Toubro Ltd.	1,543,109
512,000	Lemon Tree Hotels Ltd.*(a)	960,946
9,826	Lodha Developers Ltd.(a)	132,808
2,225	LTIMindtree Ltd.(a)	129,410
7,627	Lupin Ltd.	164,308
120,386	Mahindra & Mahindra Ltd.	4,368,420
11,851	MakeMyTrip Ltd.*	1,170,286
3,608	Mankind Pharma Ltd.	101,164
14,859	Marico Ltd.	122,340
3,872	Maruti Suzuki India Ltd.	648,639
24,037	Max Healthcare Institute Ltd.	315,452
3,048	Mphasis Ltd.	96,140
71	MRF Ltd.	113,427
4,182	Muthoot Finance Ltd.	125,218
21,354	Nestle India Ltd.	280,042
103,946	NHPC Ltd.	91,008
106,309	NMDC Ltd.	83,007
134,348	NTPC Ltd.	499,174
78,545	Oberoi Realty Ltd.	1,430,961
101,874	Oil & Natural Gas Corp., Ltd.	270,347
13,625	Oil India Ltd.	60,332
553	Oracle Financial Services Software Ltd.	52,132
185	Page Industries Ltd.	92,544
10,276	PB Fintech Ltd.*	206,564
3,171	Persistent Systems Ltd.	191,319
23,014	Petronet LNG Ltd.	70,746
111,085	Phoenix Mills Ltd. (The)*	1,895,030
2,152	PI Industries Ltd.	90,191

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.0% — (continued)
4,399	Pidilite Industries Ltd.	$152,112
1,802	Polycab India Ltd.	144,930
47,872	Power Finance Corp., Ltd.	206,289
143,178	Power Grid Corp. of India Ltd.	447,008
6,043	Prestige Estates Projects Ltd.	107,125
76,677	Punjab National Bank	87,792
12,011	Rail Vikas Nigam Ltd.	41,209
42,628	REC Ltd.	169,045
677,128	Reliance Industries Ltd.	10,423,018
154,138	Samvardhana Motherson International Ltd.	162,122
10,224	SBI Cards & Payment Services Ltd.	93,243
14,004	SBI Life Insurance Co., Ltd.(a)	286,827
275	Shree Cement Ltd.	91,422
45,684	Shriram Finance Ltd.	300,228
2,571	Siemens Ltd.	89,297
790	Solar Industries India Ltd.	123,588
3,892	SRF Ltd.	125,911
55,059	State Bank of India	501,144
29,618	Sun Pharmaceutical Industries Ltd.	535,825
2,112	Sundaram Finance Ltd.	107,633
1,866	Supreme Industries Ltd.	94,885
288,923	Suzlon Energy Ltd.*	184,902
26,885	Swiggy Ltd.*	124,922
3,941	Tata Communications Ltd.	69,253
101,989	Tata Consultancy Services Ltd.	3,568,477
18,832	Tata Consumer Products Ltd.	226,899
1,210	Tata Elxsi Ltd.	71,826
62,340	Tata Motors Ltd.	472,997
49,837	Tata Power Co., Ltd. (The)	211,641
223,618	Tata Steel Ltd.	391,757
16,578	Tech Mahindra Ltd.	279,435
114,753	Titan Co., Ltd.	4,712,888
3,612	Torrent Pharmaceuticals Ltd.	146,026
5,829	Torrent Power Ltd.	81,904
5,738	Trent Ltd.	344,363
3,306	Tube Investments of India Ltd.	111,051
7,490	TVS Motor Co., Ltd.	278,311
23,019	UltraTech Cement Ltd.	3,299,016
51,638	Union Bank of India Ltd.	73,205
9,159	United Spirits Ltd.	136,162
156,978	UPL Ltd.	1,269,593
42,592	Varun Beverages Ltd.	235,324
41,844	Vedanta Ltd.	199,321
64,656	Vishal Mega Mart Ltd.*	109,291
683,511	Vodafone Idea Ltd.*	50,295
7,259	Voltas Ltd.	113,122
2,657	WAAREE Energies Ltd.*	102,436
81,568	Wipro Ltd.	230,635
394,970	Yes Bank Ltd.*	85,717
7,268	Zydus Lifesciences Ltd.	81,052

	Total India	105,141,383

Indonesia — 1.5%
361,200	Amman Mineral Internasional PT*	171,909
3,469,200	Astra International Tbk PT	1,154,624
1,708,000	Bank Central Asia Tbk PT	836,022

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 1.5% — (continued)
4,551,348	Bank Mandiri Persero Tbk PT	$1,303,712
494,700	Bank Negara Indonesia Persero Tbk PT	131,555
11,717,024	Bank Rakyat Indonesia Persero Tbk PT	2,873,882
560,447	Barito Pacific Tbk PT*	74,062
266,300	Chandra Asri Pacific Tbk PT	133,020
243,100	Charoen Pokphand Indonesia Tbk PT	62,903
14,800	Dian Swastatika Sentosa Tbk PT*	88,843
27,884,300	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	97,602
74,900	Indofood CBP Sukses Makmur Tbk PT	40,660
162,900	Indofood Sukses Makmur Tbk PT	73,622
727,000	Kalbe Farma Tbk PT	53,394
391,500	Petrindo Jaya Kreasi Tbk PT	36,630
564,000	Sumber Alfaria Trijaya Tbk PT	75,158
1,529,187	Telkom Indonesia Persero Tbk PT	289,192
78,356	Telkom Indonesia Persero Tbk PT, ADR	1,519,323
476,400	United Tractors Tbk PT	705,124

	Total Indonesia	9,721,237

Ireland — 0.6%
29,925	PDD Holdings Inc., ADR*	3,597,583

Kazakhstan — 0.3%
18,000	Kaspi.KZ JSC, ADR	1,691,280

Kuwait — 0.3%
45,974	Boubyan Bank KSCP	104,126
51,115	Gulf Bank KSCP	57,023
341,336	Kuwait Finance House KSCP	862,541
31,451	Mabanee Co., KPSC	98,557
62,567	Mobile Telecommunications Co., KSCP	104,809
255,722	National Bank of Kuwait SAKP	855,810

	Total Kuwait	2,082,866

Luxembourg — 0.2%
7,411	Globant SA*	498,464
4,054	Reinet Investments SCA	123,072
21,284	Ternium SA, ADR	705,777
8,392	Zabka Group SA*	50,205

	Total Luxembourg	1,377,518

Malaysia — 0.5%
66,500	AMMB Holdings Bhd	84,808
59,300	Axiata Group Bhd	33,988
114,300	CELCOMDIGI BHD	99,433
248,107	CIMB Group Holdings Bhd	436,114
135,700	Gamuda Bhd	178,395
21,400	Hong Leong Bank Bhd	101,666
64,800	IHH Healthcare Bhd	104,119
87,500	IOI Corp. Bhd	79,741
16,400	Kuala Lumpur Kepong Bhd	76,144
168,609	Malayan Banking Bhd	394,849
57,900	Maxis Bhd	48,024
66,300	MISC Bhd	116,259
103,300	MR DIY Group M Bhd(a)	36,165
3,100	Nestle Malaysia Bhd	69,663
72,100	Petronas Chemicals Group Bhd	73,867
8,600	Petronas Dagangan Bhd	43,083
23,900	Petronas Gas Bhd	105,402

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
115,400	Press Metal Aluminium Holdings Bhd	$151,878
448,200	Public Bank Bhd	453,066
47,250	QL Resources Bhd	45,843
55,600	RHB Bank Bhd	86,037
56,800	SD Guthrie Bhd	67,890
81,500	Sunway Bhd	94,859
31,400	Telekom Malaysia Bhd	52,156
81,000	Tenaga Nasional Bhd	252,892
99,360	YTL Corp. Bhd	59,805
73,560	YTL Power International Bhd	69,890

	Total Malaysia	3,416,036

Mexico — 2.6%
109,459	Alfa SAB de CV, Class A Shares	82,321
67,295	America Movil SAB de CV, ADR	1,345,227
588,900	America Movil SAB de CV, Series B	588,001
16,111	Arca Continental SAB de CV	164,584
24,500	BBB Foods Inc., Class A Shares*	659,050
81,718	Cemex SAB de CV, ADR	742,817
14,849	Coca-Cola Femsa SAB de CV	125,841
94,286	Fibra Uno Administracion SA de CV, REIT	132,880
53,713	Fomento Economico Mexicano SAB de CV	465,819
5,792	Gruma SAB de CV, Class B Shares	99,548
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	98,758
5,393	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,299,713
12,114	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	290,162
5,233	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	170,155
34,834	Grupo Bimbo SAB de CV, Series A	108,373
18,121	Grupo Carso SAB de CV, Series A1	120,460
10,056	Grupo Comercial Chedraui SA de CV	80,961
504,972	Grupo Financiero Banorte SAB de CV, Class O Shares	4,598,671
55,152	Grupo Financiero Inbursa SAB de CV, Class O Shares	144,996
235,090	Grupo México SAB de CV, Series B	1,541,745
6,671	Industrias Peñoles SAB de CV*	216,448
486,757	Kimberly-Clark de México SAB de CV, Class A Shares	916,230
28,252	Prologis Property Mexico SA de CV, REIT	103,997
5,386	Promotora y Operadora de Infraestructura SAB de CV	67,583
5,595	Qualitas Controladora SAB de CV	50,413
114,000	Regional SAB de CV	885,449
711,956	Wal-Mart de Mexico SAB de CV	2,126,505

	Total Mexico	17,226,707

Netherlands — 0.5%
16,911	NEPI Rockcastle NV*	140,486
48,000	Prosus NV*	2,960,051

	Total Netherlands	3,100,537

Peru — 0.4%
4,250	Cia de Minas Buenaventura SAA, ADR	81,345
9,352	Credicorp Ltd.	2,405,334

	Total Peru	2,486,679

Philippines — 0.6%
7,250	Ayala Corp.	68,971
939,160	Ayala Land Inc.	462,259
62,306	Bank of the Philippine Islands	123,316
77,190	BDO Unibank Inc.	182,524

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 0.6% — (continued)
336,280	International Container Terminal Services Inc.	$2,837,743
14,290	Jollibee Foods Corp.	57,979
9,080	Manila Electric Co.	84,976
55,726	Metropolitan Bank & Trust Co.	68,237
2,295	PLDT Inc.	46,662
7,820	SM Investments Corp.	103,220
322,400	SM Prime Holdings Inc.	130,147

	Total Philippines	4,166,034

Poland — 1.4%
19,525	Allegro.eu SA*(a)	196,011
18,675	Bank Millennium SA*	72,335
5,322	Bank Polska Kasa Opieki SA	267,096
324	Budimex SA	47,358
1,660	CCC SA*	76,029
2,099	CD Projekt SA	145,060
10,200	Diagnostyka SA	566,853
143,840	Dino Polska SA*(a)	1,791,877
77,500	InPost SA*	1,124,133
4,925	KGHM Polska Miedz SA*	172,988
37	LPP SA	175,150
494	mBank SA*	119,043
19,144	ORLEN SA	408,392
32,962	PGE Polska Grupa Energetyczna SA*	102,733
168,078	Powszechna Kasa Oszczednosci Bank Polski SA	3,267,997
17,818	Powszechny Zaklad Ubezpieczen SA	296,113
1,270	Santander Bank Polska SA	176,041

	Total Poland	9,005,209

Qatar — 0.3%
185,855	Al Rayan Bank	122,585
58,133	Barwa Real Estate Co.	43,545
109,122	Commercial Bank PSQC (The)	140,435
50,646	Dukhan Bank	50,836
44,158	Industries Qatar QSC	155,350
113,710	Mesaieed Petrochemical Holding Co.	42,337
27,407	Ooredoo QPSC	96,670
14,392	Qatar Electricity & Water Co. QSC	62,282
16,292	Qatar Fuel QSC	66,649
82,215	Qatar Gas Transport Co., Ltd.	106,500
35,539	Qatar International Islamic Bank QSC	109,930
54,564	Qatar Islamic Bank QPSC	366,537
142,190	Qatar National Bank QPSC	739,649

	Total Qatar	2,103,305

Russia — 0.0%@
64,081	Alrosa PJSC(d)#	641
24,130	Mobile TeleSystems PJSC*(d)#	241
135,663	Mobile TeleSystems PJSC, ADR*(d)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*(d)#	391
1,593	Ozon Holdings PLC, ADR*(d)#	—
19	PhosAgro PJSC, Class Registered Shares, GDR*(d)#	—
8,690	Polyus PJSC*(d)#	87
28,885	Rosneft Oil Co. PJSC*(d)#	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/10/15)*(d)(e)#	8,914
5,523	Severstal PAO(d)#	55
88,972	United Co. RUSAL International PJSC*(d)#	11

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Russia — 0.0%@ — (continued)
2,330	VK IPJSC, GDR*(d)#	$—
12,017	VTB Bank PJSC*(d)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(d)#	—

	Total Russia	11,988

Saudi Arabia — 2.8%
4,812	ACWA Power Co.*	272,191
8,788	Ades Holding Co.	34,947
229,668	Al Rajhi Bank	5,770,075
1,669	Al Rajhi Co. for Co.-operative Insurance*	52,035
35,531	Alinma Bank	239,009
16,061	Almarai Co. JSC	203,566
29,885	Arab National Bank	186,953
773	Arabian Internet & Communications Services Co.	49,510
21,510	Bank AlBilad	150,068
18,653	Bank Al-Jazira*	60,461
36,408	Banque Saudi Fransi	157,246
2,413	Bupa Arabia for Cooperative Insurance Co.	94,440
2,530	Co. for Cooperative Insurance (The)	78,900
891	Dallah Healthcare Co.	30,817
15,526	Dar Al Arkan Real Estate Development Co.*	77,411
36,693	Dr Sulaiman Al Habib Medical Services Group Co.	2,354,504
700	Elm Co.	159,197
110,168	Etihad Etisalat Co.	1,874,438
17,803	Jabal Omar Development Co.*	90,730
15,972	Jarir Marketing Co.	54,251
3,017	Makkah Construction & Development Co.	60,351
3,443	Mouwasat Medical Services Co.	66,609
1,521	Nahdi Medical Co.	46,726
46,515	Riyad Bank	321,398
6,876	SABIC Agri-Nutrients Co.	221,685
8,982	Sahara International Petrochemical Co.	48,228
1,358	SAL Saudi Logistics Services	61,128
40,979	Saudi Arabian Mining Co.*	569,350
186,274	Saudi Arabian Oil Co.(a)	1,181,584
1,248	Saudi Aramco Base Oil Co.	28,679
29,646	Saudi Awwal Bank	238,023
27,710	Saudi Basic Industries Corp.	449,120
25,347	Saudi Electricity Co.	98,107
18,780	Saudi Investment Bank (The)	67,942
142,520	Saudi National Bank (The)	1,320,948
874	Saudi Research & Media Group*	40,365
1,501	Saudi Tadawul Group Holding Co.	68,318
61,578	Saudi Telecom Co.	688,859
36,000	United International Transportation Co.	663,941
8,700	Yanbu National Petrochemical Co.	76,137

	Total Saudi Arabia	18,308,247

Singapore — 0.8%
84,300	ASMPT Ltd.	757,469
8,100	BOC Aviation Ltd.(a)	72,294
140,000	Grab Holdings Ltd., Class A Shares*	698,600
19,114	Trip.com Group Ltd.	1,416,126
34,248	Trip.com Group Ltd., ADR	2,525,790

	Total Singapore	5,470,279

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 3.1%
26,792	Absa Group Ltd.	$287,140
10,373	Bid Corp., Ltd.	271,399
81,241	Bidvest Group Ltd.	1,094,100
20,998	Capitec Bank Holdings Ltd.	4,254,584
90,635	Clicks Group Ltd.	1,921,709
17,443	Discovery Ltd.	214,701
155,440	FirstRand Ltd.	655,822
27,557	Gold Fields Ltd.	913,542
16,967	Harmony Gold Mining Co., Ltd.	225,791
29,625	Impala Platinum Holdings Ltd.*	267,806
846,291	Life Healthcare Group Holdings Ltd.	653,501
52,213	MTN Group Ltd.	443,818
4,828	Naspers Ltd., Class N Shares	1,589,874
106,303	Nedbank Group Ltd.	1,365,232
139,431	Old Mutual Ltd.	109,941
23,929	OUTsurance Group Ltd.	103,042
74,307	Pepkor Holdings Ltd.(a)	106,998
17,307	Remgro Ltd.	166,407
292,432	Sanlam Ltd.	1,513,378
17,899	Sasol Ltd.*	120,755
15,414	Shoprite Holdings Ltd.	230,197
87,192	Sibanye Stillwater Ltd.*	165,568
138,187	Standard Bank Group Ltd.	1,950,758
6,534	Valterra Platinum Ltd.	299,787
179,957	Vodacom Group Ltd.	1,451,013

	Total South Africa	20,376,863

South Korea — 9.6%
1,267	Alteogen Inc.*	400,718
963	Amorepacific Corp.	83,370
4,832	Celltrion Inc.	582,859
15,896	Coway Co., Ltd.	1,182,763
1,381	DB Insurance Co., Ltd.	131,077
1,978	Doosan Bobcat Inc.	75,963
229	Doosan Co., Ltd.	90,177
13,806	Doosan Enerbility Co., Ltd.*	604,486
1,334	Ecopro BM Co., Ltd.*	116,126
2,991	Ecopro Co., Ltd.	108,690
8,489	Hana Financial Group Inc.	501,659
699	Hanjin Kal Corp.	56,413
1,886	Hankook Tire & Technology Co., Ltd.	54,440
1,525	Hanmi Semiconductor Co., Ltd.	94,851
1,053	Hanwha Aerospace Co., Ltd.	670,049
3,537	Hanwha Ocean Co., Ltd.*	285,333
2,327	Hanwha Systems Co., Ltd.	85,354
1,395	HD Hyundai Co., Ltd.	137,279
5,667	HD Hyundai Electric Co., Ltd.	2,005,901
669	HD Hyundai Heavy Industries Co., Ltd.	250,226
1,254	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	366,501
3,423	HLB Inc.*	93,035
7,877	HMM Co., Ltd.	125,071
734	HYBE Co., Ltd.*	151,616
172	Hyosung Heavy Industries Corp.	152,027
1,125	Hyundai Glovis Co., Ltd.	149,217
5,877	Hyundai Mobis Co., Ltd.	1,345,029
4,124	Hyundai Motor Co.	652,187

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 9.6% — (continued)
2,356	Hyundai Rotem Co., Ltd.	$325,940
9,629	Industrial Bank of Korea	131,707
9,820	Kakao Corp.	440,961
5,216	KakaoBank Corp.	92,342
32,317	KB Financial Group Inc.	2,513,951
23,074	Kia Corp.	1,751,609
2,324	Korea Aerospace Industries Ltd.	159,358
7,152	Korea Electric Power Corp.	187,944
1,350	Korea Investment Holdings Co., Ltd.	130,265
147	Korea Zinc Co., Ltd.	86,819
6,427	Korean Air Lines Co., Ltd.	109,760
897	Krafton Inc.*	211,412
25,138	KT Corp.	979,137
10,645	KT&G Corp.	1,032,631
1,594	LG Chem Ltd.	318,009
2,541	LG Corp.	136,080
7,553	LG Display Co., Ltd.*	65,080
3,313	LG Electronics Inc.	176,077
1,441	LG Energy Solution Ltd.*	364,804
326	LG H&H Co., Ltd.	69,298
8,928	LG Uplus Corp.	95,445
407	LIG Nex1 Co., Ltd.	143,672
400	LS Electric Co., Ltd.	81,609
2,851	Meritz Financial Group Inc.	259,536
7,677	Mirae Asset Securities Co., Ltd.	105,532
4,390	NAVER Corp.	676,663
5,554	NH Investment & Securities Co., Ltd.	77,527
638	Orion Corp.	49,529
929	POSCO Future M Co., Ltd.*	94,374
2,243	POSCO Holdings Inc.	462,117
1,906	Posco International Corp.	65,762
1,802	Samsung Biologics Co., Ltd.*(a)	1,298,238
2,522	Samsung C&T Corp.	304,110
1,588	Samsung Electro-Mechanics Co., Ltd.	183,106
336,038	Samsung Electronics Co., Ltd.	16,836,126
955	Samsung Fire & Marine Insurance Co., Ltd.	304,819
21,675	Samsung Heavy Industries Co., Ltd.*	332,138
2,330	Samsung Life Insurance Co., Ltd.	239,634
1,875	Samsung SDI Co., Ltd.	278,431
1,283	Samsung SDS Co., Ltd.	135,992
128	Samyang Foods Co., Ltd.	143,588
129,377	Shinhan Financial Group Co., Ltd.	6,075,424
946	SK Biopharmaceuticals Co., Ltd.*	66,945
71,649	SK Hynix Inc.	13,734,658
1,081	SK Inc.	160,649
2,022	SK Innovation Co., Ltd.	146,721
2,816	SK Square Co., Ltd.*	300,933
2,136	SK Telecom Co., Ltd.	83,351
1,576	S-Oil Corp.*	68,420
20,676	Woori Financial Group Inc.	368,515
1,615	Yuhan Corp.	132,086

	Total South Korea	63,141,251

Taiwan — 17.1%
16,000	Accton Technology Corp.	526,354
80,000	Acer Inc.	77,140

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 17.1% — (continued)
15,753	Advantech Co., Ltd.	$176,638
4,139	Airtac International Group	105,983
2,000	Alchip Technologies Ltd.	262,762
435,498	ASE Technology Holding Co., Ltd.	2,145,470
78,000	Asia Cement Corp.	94,456
11,000	Asia Vital Components Co., Ltd.	359,556
20,000	Asustek Computer Inc.	412,381
163,800	AUO Corp.*	68,549
31,000	Caliway Biopharmaceuticals Co., Ltd.*	203,992
20,000	Catcher Technology Co., Ltd.	123,158
293,550	Cathay Financial Holding Co., Ltd.	589,783
47,988	Chailease Holding Co., Ltd.	182,356
183,361	Chang Hwa Commercial Bank Ltd.	115,077
49,000	Cheng Shin Rubber Industry Co., Ltd.	60,880
71,000	China Airlines Ltd.	49,113
372,000	China Steel Corp.	244,178
88,000	Chroma ATE Inc.	1,663,815
117,000	Chunghwa Telecom Co., Ltd.	507,101
117,000	Compal Electronics Inc.	105,540
513,880	CTBC Financial Holding Co., Ltd.	690,683
215,000	Delta Electronics Inc.	4,963,198
24,000	E Ink Holdings Inc.	204,651
447,228	E.Sun Financial Holding Co., Ltd.	489,124
6,100	Eclat Textile Co., Ltd.	79,757
9,000	Elite Material Co., Ltd.	356,087
2,000	eMemory Technology Inc.	133,558
80,000	Eva Airways Corp.	101,434
34,791	Evergreen Marine Corp. Taiwan Ltd.	210,011
89,000	Far Eastern New Century Corp.	80,226
53,000	Far EasTone Telecommunications Co., Ltd.	145,943
12,230	Feng TAY Enterprise Co., Ltd.	46,952
353,674	First Financial Holding Co., Ltd.	327,896
116,000	Formosa Chemicals & Fibre Corp.	113,871
138,000	Formosa Plastics Corp.	175,389
5,830	Fortune Electric Co., Ltd.	122,791
252,781	Fubon Financial Holding Co., Ltd.	692,217
15,000	Gigabyte Technology Co., Ltd.	135,134
3,000	Global Unichip Corp.	129,435
88,000	Globalwafers Co., Ltd.	1,064,054
384,480	Hon Hai Precision Industry Co., Ltd.	2,543,477
9,140	Hotai Motor Co., Ltd.	164,400
278,872	Hua Nan Financial Holdings Co., Ltd.	254,507
255,164	Innolux Corp.	117,070
8,000	International Games System Co., Ltd.	199,769
72,000	Inventec Corp.	96,551
3,000	Jentech Precision Industrial Co., Ltd.	204,056
497,033	KGI Financial Holding Co., Ltd.	247,653
2,000	King Slide Works Co., Ltd.	196,645
3,541	Largan Precision Co., Ltd.	277,123
59,264	Lite-On Technology Corp., ADR	251,302
3,000	Lotes Co., Ltd.	141,711
144,000	MediaTek Inc.	6,430,002
364,889	Mega Financial Holding Co., Ltd.	477,880
22,000	Micro-Star International Co., Ltd.	96,694
167,000	Nan Ya Plastics Corp.	235,188
5,000	Nien Made Enterprise Co., Ltd.	70,551

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 17.1% — (continued)
83,000	Novatek Microelectronics Corp.	$1,179,163
59,000	Pegatron Corp.	135,017
7,000	PharmaEssentia Corp.	113,466
42,646	Poya International Co., Ltd.	651,179
19,539	President Chain Store Corp.	162,607
428,000	Quanta Computer Inc.	3,657,547
15,000	Realtek Semiconductor Corp.	261,660
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	153,775
333,538	SinoPac Financial Holdings Co., Ltd.	255,062
32,700	Synnex Technology International Corp.	70,228
655,455	Taishin Financial Holding Co., Ltd.	348,305
242,560	Taiwan Business Bank	119,588
339,274	Taiwan Cooperative Financial Holding Co., Ltd.	262,895
56,000	Taiwan High Speed Rail Corp.	50,550
53,000	Taiwan Mobile Co., Ltd.	184,516
1,633,507	Taiwan Semiconductor Manufacturing Co., Ltd.	61,503,449
28,523	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,585,105
194,668	TCC Group Holdings Co., Ltd.(c)	142,674
43,000	Unimicron Technology Corp.	201,743
150,000	Uni-President Enterprises Corp.	379,631
348,000	United Microelectronics Corp.	460,371
32,013	Vanguard International Semiconductor Corp.	95,474
3,000	Voltronic Power Technology Corp.	96,593
19,630	Wan Hai Lines Ltd.	52,902
85,000	Wistron Corp.	312,372
24,000	Wiwynn Corp.	2,304,797
53,760	WPG Holdings Ltd.	117,647
289,428	Yageo Corp.(c)	1,314,773
48,000	Yang Ming Marine Transport Corp.	90,167
319,292	Yuanta Financial Holding Co., Ltd.	338,869
16,000	Zhen Ding Technology Holding Ltd.	102,454

	Total Taiwan	112,045,851

Thailand — 0.7%
40,200	Advanced Info Service PCL, NVDR	365,981
138,700	Airports of Thailand PCL, NVDR	154,053
342,200	Bangkok Dusit Medical Services PCL, NVDR	219,133
15,000	Bumrungrad Hospital PCL, NVDR	82,674
60,900	Central Pattana PCL, NVDR	97,114
118,200	Charoen Pokphand Foods PCL, NVDR	80,180
186,200	CP ALL PCL, NVDR	253,496
46,716	CP AXTRA PCL	25,890
95,400	Delta Electronics Thailand PCL, NVDR	440,001
129,100	Gulf Development PCL*	187,563
168,200	Kasikornbank PCL	875,463
27,100	Kasikornbank PCL, NVDR	141,414
159,000	Krung Thai Bank PCL, NVDR	120,957
91,300	Minor International PCL, NVDR	66,116
165,700	PTT Exploration & Production PCL	572,353
40,800	PTT Exploration & Production PCL, NVDR	141,720
332,800	PTT PCL, NVDR	319,439
40,500	SCB X PCL, NVDR	161,199
23,000	Siam Cement PCL (The), NVDR	153,069
1,277,200	TMBThanachart Bank PCL, NVDR	75,149
272,121	True Corp. PCL, NVDR*	96,029

	Total Thailand	4,628,993

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 0.6%
96,369	Akbank TAS	$160,033
39,612	Aselsan Elektronik Sanayi Ve Ticaret AS	176,339
89,752	BIM Birlesik Magazalar AS	1,157,096
69,832	Eregli Demir ve Celik Fabrikalari TAS	50,702
17,990	Ford Otomotiv Sanayi AS	48,890
25,546	Haci Ömer Sabanci Holding AS	58,553
19,638	KOC Holding AS	87,594
193,258	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,682,879
19,506	Sasa Polyester Sanayi AS*	2,225
13,822	Turk Hava Yollari AO	112,664
31,232	Turkcell Iletisim Hizmetleri AS	72,025
204,992	Turkiye Is Bankasi AS, Class C Shares	75,063
26,836	Turkiye Petrol Rafinerileri AS	112,353
81,036	Yapi ve Kredi Bankasi AS*	64,830

	Total Turkey	3,861,246

United Arab Emirates — 0.9%
84,338	Abu Dhabi Commercial Bank PJSC	347,363
45,936	Abu Dhabi Islamic Bank PJSC	266,554
128,791	Abu Dhabi National Oil Co. for Distribution PJSC	131,742
96,553	ADNOC Drilling Co. PJSC	144,766
189,048	Adnoc Gas PLC	171,288
123,986	Aldar Properties PJSC	324,346
80,135	Americana Restaurants International PLC — Foreign Co.	42,296
184,734	Dubai Electricity & Water Authority PJSC	138,240
87,314	Dubai Islamic Bank PJSC	229,693
35,287	Emaar Development PJSC	141,496
391,103	Emaar Properties PJSC	1,531,350
58,345	Emirates NBD Bank PJSC	401,115
107,106	Emirates Telecommunications Group Co. PJSC	527,007
136,058	First Abu Dhabi Bank PJSC	614,375
114,981	Multiply Group PJSC*	93,982
57,729	Salik Co. PJSC	103,711
2,400,000	Talabat Holding PLC	770,114

	Total United Arab Emirates	5,979,438

United Kingdom — 0.8%
15,503	Anglogold Ashanti PLC	872,595
600,959	Helios Towers PLC*	1,064,865
24,000	Lion Finance Group PLC	2,378,046
3,287	Metlen Energy & Metals PLC*	210,740
15,725	Unilever PLC	988,587

	Total United Kingdom	5,514,833

United States — 0.5%
24,562	BeOne Medicines Ltd., Class H Shares*	579,469
4,299	EPAM Systems Inc.*	758,171
2,342	Legend Biotech Corp., ADR*	81,338
34,213	Schlumberger NV	1,260,407
3,369	Southern Copper Corp.	323,727

	Total United States	3,003,112

Uruguay — 0.9%
80,299	Arcos Dorados Holdings Inc., Class A Shares	562,093
2,231	MercadoLibre Inc.*	5,517,062

	Total Uruguay	6,079,155

	TOTAL COMMON STOCKS (Cost — $460,139,672)	636,298,011

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

PREFERRED STOCKS — 1.3%

Brazil — 0.7%
162,817		Banco Bradesco SA, Class Preferred Shares	$505,434
5,428		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	47,777
48,798		Cia Energetica de Minas Gerais, Class Preferred Shares	99,999
41,489		Cia Paranaense de Energia — Copel, Class Preferred B Shares	91,985
46,607		Gerdau SA, Class Preferred Shares	143,221
333,286		Itau Unibanco Holding SA, Class Preferred Shares	2,366,168
177,732		Itausa SA, Class Preferred Shares	367,823
142,539		Petroleo Brasileiro SA — Petrobras, Class Preferred Shares	817,664
24,800		Telefonica Brasil SA, Class Preferred Shares	154,934

		Total Brazil	4,595,005

Chile — 0.0%@
4,284		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares*	195,424

Colombia — 0.0%@
13,920		Grupo Cibest SA	174,608

India — 0.0%@
29,960		TVS Motor Co., Ltd.,*(c)	3,400

Mexico — 0.1%
500,833		Cemex SAB de CV, Class Preferred Shares	453,925

South Korea — 0.5%
1,176		Hyundai Motor Co., Class Preferred 2nd Shares	143,698
802		Hyundai Motor Co., Class Preferred Shares	95,099
77,123		Samsung Electronics Co., Ltd., Class Preferred Shares	3,138,979

		Total South Korea	3,377,776

		TOTAL PREFERRED STOCKS (Cost — $7,310,138)	8,800,138

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $467,449,810)	645,098,149

Face Amount†

SHORT-TERM INVESTMENTS — 2.2%

TIME DEPOSITS — 2.2%
112,184	ZAR	BBH — New York, 4.980% due 9/1/25	6,361
683,934	HKD	BNP Paribas — Paris, 2.020% due 9/1/25	87,734
13,704	EUR	Citibank — London, 0.870% due 9/1/25	16,033
$7,088,104		Citibank — New York, 3.680% due 9/2/25	7,088,104
28	EUR	DNB — Oslo, 0.870% due 9/1/25	33
22,012	HKD	HSBC Bank — Hong Kong, 2.020% due 9/1/25	2,824
202	GBP	HSBC Bank — London, 2.920% due 9/1/25	273
4,870,275		Royal Bank of Canada — Toronto, 3.680% due 9/2/25	4,870,275
39,530	ZAR	Standard Chartered Bank — Johannesburg, 4.980% due 9/1/25	2,241
2,169,979		Sumitomo Mitsui Banking Corp. — Tokyo, 3.680% due 9/2/25	2,169,979

		TOTAL SHORT-TERM INVESTMENTS (Cost — $14,243,857)	14,243,857

		TOTAL INVESTMENTS — 100.5% (Cost — $481,693,667)	659,342,006

		Liabilities in Excess of Other Assets — (0.5)%	(3,521,136)

		TOTAL NET ASSETS — 100.0%	$655,820,870

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $28,428,940 and represents 4.3% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2025, amounts to $8,914 and represents less than 0.05% of net assets.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2025, the Fund held Level 3 securities with a value of $11,990, representing less than 0.05% of net assets.

At August 31, 2025, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$501,975,795	$217,157,130	$(65,300,700)	$151,856,430

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	19.3%
Insurance	2.8
Financial Services	0.8
Other	1.4
Information Technology
Semiconductors & Semiconductor Equipment	14.6
Technology Hardware, Storage & Peripherals	5.2
Electronic Equipment, Instruments & Components	2.2
Other	1.6
Consumer Discretionary	14.0
Communication Services	9.5
Industrials	7.4
Materials	4.4
Consumer Staples	4.1
Health Care	3.9
Energy	3.7
Real Estate	1.6
Utilities	1.3
Short-Term Investments	2.2

Total Investments	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

At August 31, 2025, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	15	9/25	$942,710	$948,675	$5,965

At August 31, 2025, Emerging Markets Equity Fund had deposited cash of $37,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 29.6%

Advertising — 0.0%@
$160,000	BB	Lamar Media Corp., Company Guaranteed Notes, 4.000% due 2/15/30	$152,230
		Outfront Media Capital LLC/Outfront Media Capital Corp.:
10,000	BB	Senior Secured Notes, 7.375% due 2/15/31(a)	10,558
115,000	B	Senior Unsecured Notes, 4.250% due 1/15/29(a)	110,622
125,000	BB-	Stagwell Global LLC, Company Guaranteed Notes, 5.625% due 8/15/29(a)	120,654

		Total Advertising	394,064

Aerospace/Defense — 0.4%
150,000	BB-	ATI Inc., Senior Unsecured Notes, 5.875% due 12/1/27	150,269
		Boeing Co. (The), Senior Unsecured Notes:
70,000	BBB-	2.700% due 2/1/27	68,456
200,000	BBB-	2.800% due 3/1/27	195,698
130,000	BBB-	3.200% due 3/1/29	125,168
100,000	BBB-	5.150% due 5/1/30	102,588
50,000	BBB-	3.625% due 2/1/31	47,744
100,000	BBB-	3.600% due 5/1/34	89,186
50,000	BBB-	6.528% due 5/1/34	54,765
40,000	BBB-	3.550% due 3/1/38	32,843
25,000	BBB-	3.500% due 3/1/39	19,847
40,000	BBB-	3.750% due 2/1/50	28,439
630,000	BBB-	5.805% due 5/1/50	606,573
100,000	BBB-	3.950% due 8/1/59	68,976
331,000	BBB-	5.930% due 5/1/60	318,519
175,000	BB-	Bombardier Inc., Senior Unsecured Notes, 6.000% due 2/15/28(a)	175,354
		General Dynamics Corp., Company Guaranteed Notes:
25,000	A	2.850% due 6/1/41	18,357
25,000	A	4.250% due 4/1/50	20,757
50,000	A-	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	53,655
		L3Harris Technologies Inc., Senior Unsecured Notes:
50,000	BBB	3.850% due 12/15/26	49,765
100,000	BBB	5.400% due 1/15/27	101,607
261,000	BBB	4.400% due 6/15/28	262,472
50,000	BBB	5.600% due 7/31/53	48,707
		Lockheed Martin Corp., Senior Unsecured Notes:
50,000	A-	4.070% due 12/15/42	42,035
50,000	A-	3.800% due 3/1/45	39,656
50,000	A-	4.700% due 5/15/46	44,651
25,000	A-	2.800% due 6/15/50	15,608
50,000	A-	4.090% due 9/15/52	39,143
24,000	A-	4.150% due 6/15/53	18,860
25,000	A-	5.700% due 11/15/54	24,974
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	589,372
334,000	BBB+	4.700% due 3/15/33	334,250
64,000	BBB+	4.750% due 6/1/43	57,733
51,000	BBB+	4.030% due 10/15/47	40,511
280,000	BBB+	5.250% due 5/1/50	261,428
		RTX Corp., Senior Unsecured Notes:
50,000	BBB+	5.750% due 11/8/26	50,842
150,000	BBB+	3.500% due 3/15/27	148,714
100,000	BBB+	4.125% due 11/16/28	100,099
140,000	BBB+	5.750% due 1/15/29	147,004
116,000	BBB+	2.375% due 3/15/32	101,705
164,000	BBB+	6.100% due 3/15/34	178,086

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.4% — (continued)
$25,000	BBB+	6.125% due 7/15/38	$27,120
25,000	BBB+	4.450% due 11/16/38	23,153
430,000	BBB+	4.500% due 6/1/42	379,284
76,000	BBB+	3.750% due 11/1/46	57,747
177,000	BBB+	2.820% due 9/1/51	107,963
100,000	BBB+	5.375% due 2/27/53	94,792
340,000	B-	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(a)	374,862
		TransDigm Inc., Senior Secured Notes:
240,000	BB-	7.125% due 12/1/31(a)	250,477
10,000	BB-	6.625% due 3/1/32(a)	10,310

		Total Aerospace/Defense	6,200,124

Agriculture — 0.6%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB+	6.200% due 11/1/28	222,145
300,000	BBB+	4.800% due 2/14/29	304,793
1,290,000	BBB+	2.450% due 2/4/32	1,123,300
669,000	BBB+	6.875% due 11/1/33	748,467
50,000	BBB+	5.800% due 2/14/39	51,038
320,000	BBB+	5.950% due 2/14/49	318,708
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	24,046
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	49,465
224,000	BBB+	3.557% due 8/15/27	221,126
148,000	BBB+	2.259% due 3/25/28	140,995
105,000	BBB+	5.834% due 2/20/31	111,057
90,000	BBB+	6.000% due 2/20/34	95,549
1,445,000	BBB+	5.625% due 8/15/35	1,481,047
50,000	BBB+	4.390% due 8/15/37	45,209
791,000	BBB+	4.540% due 8/15/47	641,546
368,000	BBB+	4.758% due 9/6/49	303,817
183,000	BBB+	7.081% due 8/2/53	203,623
770,000	BBB+	6.250% due 8/15/55	778,588
		BAT International Finance PLC, Company Guaranteed Notes:
110,000	BBB+	4.448% due 3/16/28	110,412
50,000	BBB+	5.931% due 2/2/29	52,566
130,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	129,802
690,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.875% due 7/1/34(a)	713,230
1,225,000	A+	Japan Tobacco Inc., Senior Unsecured Notes, 5.850% due 6/15/35(a)	1,294,087
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	4.750% due 2/12/27	100,938
234,000	A-	5.125% due 11/17/27	239,007
180,000	A-	4.875% due 2/13/29	183,896
210,000	A-	2.100% due 5/1/30	191,100
40,000	A-	5.125% due 2/13/31	41,336
50,000	A-	5.375% due 2/15/33	51,770
25,000	A-	5.625% due 9/7/33	26,240
190,000	A-	5.250% due 2/13/34	194,200
25,000	A-	6.375% due 5/16/38	27,692
25,000	A-	3.875% due 8/21/42	20,274
25,000	A-	4.125% due 3/4/43	20,964
25,000	A-	4.250% due 11/10/44	21,145
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,746
89,000	BBB+	5.850% due 8/15/45	85,916

		Total Agriculture	10,394,840

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.3%
$641,883	A-	American Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 3.375% due 5/1/27	$630,219
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	262,143
107,500	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.500% due 4/20/26(a)	107,781
1,235,614	AA	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,163,203
350,515	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	332,835
2,295,000	A3(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	2,308,164
85,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	84,424
41,240	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	39,972
407,088	A+	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	406,995
195,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	192,059

		Total Airlines	5,527,795

Apparel — 0.0%@
		NIKE Inc., Senior Unsecured Notes:
25,000	A+	3.250% due 3/27/40	19,895
25,000	A+	3.875% due 11/1/45	19,858
50,000	A+	3.375% due 3/27/50	35,143
80,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.625% due 3/15/27(a)	80,037

		Total Apparel	154,933

Auto Manufacturers — 0.6%
170,000	Ba2(b)	Allison Transmission Inc., Senior Unsecured Notes, 5.875% due 6/1/29(a)	171,425
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	A-	1.300% due 9/9/26	194,223
100,000	A-	2.300% due 9/9/26	98,078
100,000	A-	4.900% due 3/12/27	101,079
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	14,877
750,000	A-	Daimler Truck Finance North America LLC, Company Guaranteed Notes, 4.650% due 10/12/30(a)	751,410
		Ford Motor Co., Senior Unsecured Notes:
50,000	BBB-	4.750% due 1/15/43	38,754
50,000	BBB-	5.291% due 12/8/46	40,628
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
890,000	BBB-	5.125% due 11/5/26	891,733
200,000	BBB-	5.800% due 3/5/27	201,603
460,000	BBB-	2.900% due 2/16/28	436,337
220,000	BBB-	2.900% due 2/10/29	202,551
230,000	BBB-	7.122% due 11/7/33	240,517
		General Motors Co., Senior Unsecured Notes:
50,000	BBB	5.600% due 10/15/32	51,371
50,000	BBB	6.600% due 4/1/36	53,070
50,000	BBB	5.150% due 4/1/38	46,774
260,000	BBB	6.250% due 10/2/43	256,662
25,000	BBB	5.200% due 4/1/45	21,768
25,000	BBB	6.750% due 4/1/46	25,911
25,000	BBB	5.400% due 4/1/48	21,959
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	99,940
		Senior Unsecured Notes:
100,000	BBB	2.350% due 2/26/27	97,166
765,000	BBB	5.850% due 4/6/30	799,901
50,000	BBB	5.950% due 4/4/34	51,265
50,000	BBB	5.900% due 1/7/35	50,789
50,000	BBB	6.150% due 7/15/35	51,373

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Auto Manufacturers — 0.6% — (continued)
$100,000		A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	$97,692
			Hyundai Capital America, Senior Unsecured Notes:
700,000		A-	5.650% due 6/26/26(a)	707,119
305,000		A-	5.300% due 3/19/27(a)	309,185
750,000		A-	5.800% due 4/1/30(a)	785,743
184,000		A-	5.400% due 3/29/32(a)	189,222
1,470,000		A-	5.400% due 6/23/32(a)	1,510,753
			Toyota Motor Credit Corp., Senior Unsecured Notes:
100,000		A+	5.400% due 11/20/26	101,672
50,000		A+	3.200% due 1/11/27	49,508
100,000		A+	1.900% due 1/13/27	97,295
100,000		A+	3.050% due 3/22/27	98,634
100,000		A+	5.550% due 11/20/30	105,925
			Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
260,000		BBB+	4.750% due 11/13/28(a)	261,470
580,000		BBB+	5.350% due 3/27/30(a)	595,964

			Total Auto Manufacturers	9,921,346

Auto Parts & Equipment — 0.1%
180,000		BBB-	Adient Global Holdings Ltd., Senior Secured Notes, 7.000% due 4/15/28(a)	185,585
100,000		B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27	100,706
			Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000		BBB	3.100% due 12/1/51	15,055
25,000		BBB	4.150% due 5/1/52	18,082
130,000		BB-	Dana Inc., Senior Unsecured Notes, 5.625% due 6/15/28	130,015
230,000		B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.000% due 7/15/29	223,150
40,000		BB+	Qnity Electronics Inc., Senior Secured Notes, 5.750% due 8/15/32(a)	40,698

			Total Auto Parts & Equipment	713,291

Banks — 7.4%
			ABN AMRO Bank NV:
600,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost — $619,353, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(c)(d)(e)	704,044
800,000		BBB	Senior Non-Preferred Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(d)	755,626
			AIB Group PLC, Senior Unsecured Notes:
525,000		BBB	5.320% (SOFR + 1.650%) due 5/15/31(a)(d)	539,157
200,000		BBB	5.871% (SOFR + 1.910%) due 3/28/35(a)(d)	207,954
800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Preferred Notes, 5.381% due 3/13/29	827,665
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(d)(e)	986,325
200,000		Ba1(b)	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)(d)	194,937
800,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(d)	856,082
			Banco Santander SA:
400,000		BBB-	Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.306%)(d)(e)	444,646
			Senior Preferred Notes:
800,000		A+	5.588% due 8/8/28	831,924
200,000		A+	6.938% due 11/7/33	227,016
			Bank of America Corp.:
			Junior Subordinated Notes:
240,000		BBB-	6.250% (5-Year CMT Index + 2.351%)(d)(e)	240,814
841,000		BBB-	6.625% (5-Year CMT Index + 2.684%)(d)(e)	867,831
			Senior Unsecured Notes:
740,000		A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	729,565

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
$50,000		A-	5.933% (SOFR + 1.340%) due 9/15/27(d)	$50,815
100,000		A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(d)	99,442
100,000		A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	97,730
230,000		A-	4.376% (SOFR + 1.580%) due 4/27/28(d)	230,530
150,000		A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(d)	148,388
100,000		A-	4.948% (SOFR + 2.040%) due 7/22/28(d)	101,332
100,000		A-	6.204% (SOFR + 1.990%) due 11/10/28(d)	104,220
435,000		A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(d)	427,438
3,850,000		A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(d)	3,826,542
100,000		A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	94,476
100,000		A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(d)	100,207
141,000		A-	5.819% (SOFR + 1.570%) due 9/15/29(d)	147,380
659,000		A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(d)	653,478
383,000		A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	354,191
585,000		A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	516,586
690,000		A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	625,886
600,000		A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	535,412
752,000		A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	679,407
1,490,000		A-	4.571% (SOFR + 1.830%) due 4/27/33(d)	1,474,660
411,000		A-	5.872% (SOFR + 1.840%) due 9/15/34(d)	436,170
555,000		A-	5.468% (SOFR + 1.650%) due 1/23/35(d)	573,542
250,000		A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(d)	229,424
250,000		A-	2.676% (SOFR + 1.930%) due 6/19/41(d)	180,230
200,000		A-	5.000% due 1/21/44	189,819
360,000		A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(d)	297,035
260,000		A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(d)	204,883
50,000		A-	2.831% (SOFR + 1.880%) due 10/24/51(d)	31,125
			Subordinated Notes:
120,000		BBB+	4.250% due 10/22/26	120,086
100,000		BBB+	4.183% due 11/25/27	99,940
790,000		BBB+	5.425% (SOFR + 1.913%) due 8/15/35(d)	795,082
1,130,000		BBB+	5.518% (SOFR + 1.738%) due 10/25/35(d)	1,140,167
680,000		BBB+	3.846% (5-Year CMT Index + 2.000%) due 3/8/37(d)	628,149
100,000		A-	Bank of Montreal, Senior Unsecured Notes, 2.650% due 3/8/27	98,078
			Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
50,000		A	1.050% due 10/15/26	48,403
390,000		A	4.289% (SOFR + 1.418%) due 6/13/33(d)	381,067
50,000		A	4.967% (SOFR + 1.606%) due 4/26/34(d)	50,488
100,000		A	5.188% (SOFR + 1.418%) due 3/14/35(d)	102,029
			Bank of Nova Scotia (The):
			Senior Unsecured Notes:
100,000		A-	1.950% due 2/2/27	97,370
50,000		A-	2.951% due 3/11/27	49,238
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(d)	172,733
			Barclays PLC, Senior Unsecured Notes:
820,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	832,242
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(d)	212,170
2,305,000		BBB+	5.367% (SOFR + 1.230%) due 2/25/31(d)	2,377,457
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(d)	179,130
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(d)	213,528
730,000		BBB+	5.785% (SOFR + 1.590%) due 2/25/36(d)	753,107
600,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost — $659,155, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(c)(d)(e)	746,352

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			BNP Paribas SA:
			Junior Subordinated Notes:
$550,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(d)(e)	$579,000
200,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(d)(e)	212,847
			Senior Non-Preferred Notes:
950,000		A-	4.400% due 8/14/28(a)	951,962
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(d)	181,331
			Senior Preferred Notes:
650,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(d)	662,321
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(d)	632,217
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	197,447
			BPCE SA, Senior Non-Preferred Notes:
1,120,000		BBB+	6.714% (SOFR + 2.270%) due 10/19/29(a)(d)	1,188,937
530,000		BBB+	5.936% (SOFR + 1.850%) due 5/30/35(a)(d)	548,056
			CaixaBank SA:
200,000		BBB+	Senior Non-Preferred Notes, 5.581% (SOFR + 1.790%) due 7/3/36(a)(d)	202,215
900,000	EUR	BBB	Subordinated Notes, (Cost — $1,036,823, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(c)(d)	1,127,003
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	101,875
			Citigroup Inc.:
			Junior Subordinated Notes:
210,000		BB+	6.950% (5-Year CMT Index + 2.726%)(d)(e)	213,766
700,000		BB+	7.125% (5-Year CMT Index + 2.693%)(d)(e)	718,420
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(d)	70,439
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(d)	2,501,294
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(d)	98,736
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	548,808
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	64,259
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	619,544
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	141,623
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(d)	234,855
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(d)	221,004
76,000		BBB+	4.650% due 7/30/45	66,582
70,000		BBB+	4.650% due 7/23/48	60,714
			Subordinated Notes:
890,000		BBB	4.300% due 11/20/26	890,403
30,000		BBB	6.625% due 6/15/32	33,091
100,000		BBB	6.675% due 9/13/43	110,777
286,000		BBB	5.300% due 5/6/44	271,625
			Commonwealth Bank of Australia:
8,000		AA-	Senior Unsecured Notes, 3.900% due 7/12/47(a)	6,448
1,945,000		A-	Subordinated Notes, 5.929% (1-Year CMT Index + 1.320%) due 3/14/46(a)(d)	1,971,584
270,000		A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(d)	254,499
			Credit Agricole SA:
1,000,000	EUR	BBB-	Junior Subordinated Notes, (Cost — $1,147,706, acquired 3/6/24), 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(c)(d)(e)	1,256,427
			Senior Non-Preferred Notes:
865,000		A-	5.222% (SOFR + 1.460%) due 5/27/31(a)(d)	884,990
490,000		A-	5.862% (SOFR + 1.740%) due 1/9/36(a)(d)	509,125
			Danske Bank AS, Senior Non-Preferred Notes:
2,100,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(d)	2,100,695
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(d)	1,304,883
310,000		A-	4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(d)	312,269

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			Deutsche Bank AG:
			Senior Non-Preferred Notes:
200,000	EUR	BBB	(Cost — $226,274, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(c)(d)	$249,801
$150,000		BBB	5.297% (SOFR + 1.720%) due 5/9/31(d)	153,683
			Subordinated Notes:
400,000		BBB-	3.742% (SOFR + 2.257%) due 1/7/33(d)	366,439
310,000		BBB-	7.079% (SOFR + 3.650%) due 2/10/34(d)	336,713
300,000		AA-	DNB Bank ASA, Senior Preferred Notes, 4.853% (SOFR + 1.050%) due 11/5/30(a)(d)	306,387
100,000		BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	97,529
			Goldman Sachs Group Inc. (The):
590,000		BB+	Junior Subordinated Notes, 7.500% (5-Year CMT Index + 2.809%)(d)(e)	620,770
			Senior Unsecured Notes:
250,000		BBB+	3.500% due 11/16/26	247,971
100,000		BBB+	3.850% due 1/26/27	99,549
170,000		BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	165,189
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(d)	69,282
791,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(d)	782,744
2,394,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(d)	2,395,517
174,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(d)	185,158
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(d)	50,060
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	888,153
1,600,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(d)	1,417,290
1,238,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,106,738
284,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(d)	315,094
340,000		BBB+	5.330% (SOFR + 1.550%) due 7/23/35(d)	345,807
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(d)	43,985
50,000		BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(d)	45,529
210,000		BBB+	6.250% due 2/1/41	225,517
330,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	248,429
10,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	7,188
300,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(d)	229,729
10,000		BBB+	4.750% due 10/21/45	8,886
100,000		BBB+	5.734% (SOFR + 1.696%) due 1/28/56(d)	99,851
290,000		BBB	Subordinated Notes, 5.150% due 5/22/45	264,398
			HSBC Holdings PLC:
			Senior Unsecured Notes:
200,000		A-	4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(d)	199,264
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(d)	201,408
900,000		A-	5.286% (SOFR + 1.290%) due 11/19/30(d)	928,087
1,845,000		A-	5.240% (SOFR + 1.570%) due 5/13/31(d)	1,896,565
1,030,000		A-	2.804% (SOFR + 1.187%) due 5/24/32(d)	930,805
200,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(d)	206,425
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(d)	216,014
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(d)	214,672
			Subordinated Notes:
220,000		BBB	4.762% (SOFR + 2.530%) due 3/29/33(d)	217,236
200,000		BBB	6.547% (SOFR + 2.980%) due 6/20/34(d)	214,683
100,000		BBB	6.500% due 9/15/37	105,942
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	203,614
			Intesa Sanpaolo SpA:
340,000		BBB+	Senior Preferred Notes, 7.200% due 11/28/33(a)	384,746
350,000		BBB-	Subordinated Notes, 4.950% (1-Year CMT Index + 2.750%) due 6/1/42(a)(d)	287,885

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
$200,000		A	1.470% (SOFR + 0.765%) due 9/22/27(d)	$194,248
464,000		A	6.070% (SOFR + 1.330%) due 10/22/27(d)	473,207
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(d)	54,592
2,082,000		A	5.012% (SOFR + 1.310%) due 1/23/30(d)	2,132,307
1,406,000		A	4.565% (SOFR + 1.750%) due 6/14/30(d)	1,421,505
1,330,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(d)	1,252,803
1,955,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(d)	1,767,681
772,000		A	5.350% (SOFR + 1.845%) due 6/1/34(d)	797,268
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(d)	103,328
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(d)	44,239
150,000		A	3.109% (SOFR + 2.440%) due 4/22/51(d)	100,450
200,000		A	3.328% (SOFR + 1.580%) due 4/22/52(d)	138,578
2,985,000		A-	Subordinated Notes, 5.576% (SOFR + 1.635%) due 7/23/36(d)	3,052,548
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost — $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(c)(d)(e)	1,046,436
366,000		BBB	KeyCorp, Senior Unsecured Notes, 6.401% (SOFR + 2.420%) due 3/6/35(d)	393,241
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
400,000		AAA	4.375% due 3/1/27	403,897
200,000		AAA	3.750% due 2/15/28	200,914
200,000		AAA	4.625% due 3/18/30	208,003
			Lloyds Banking Group PLC:
665,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(d)(e)	672,072
			Senior Unsecured Notes:
200,000		BBB+	3.750% due 1/11/27	198,988
200,000		BBB+	4.375% due 3/22/28	200,825
400,000		BBB+	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(d)	414,734
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.839% due 9/13/26	197,353
200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(d)	180,357
200,000		A-	5.748% (1-Year CMT Index + 1.900%) due 7/6/34(d)	210,857
1,500,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(d)	1,348,740
			NatWest Group PLC, Senior Unsecured Notes:
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	408,770
2,500,000		BBB+	5.115% (1-Year CMT Index + 1.050%) due 5/23/31(d)	2,561,393
1,820,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(d)	1,903,461
500,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	486,639
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(d)	435,619
50,000		A-	2.550% due 1/22/30	46,758
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(d)	103,337
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(d)	53,564
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(d)	50,581
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(d)	52,134
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(d)	25,551
160,000		A-	5.373% (SOFR + 1.417%) due 7/21/36(d)	162,581
800,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost — $909,316, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(c)(d)	1,010,005
			Royal Bank of Canada, Senior Unsecured Notes:
100,000		A	1.400% due 11/2/26	96,999
100,000		A	4.875% due 1/19/27	101,219
100,000		A	4.950% due 2/1/29	102,944

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.4% — (continued)
		Santander Holdings USA Inc., Senior Unsecured Notes:
$89,000	BBB+	6.174% (SOFR + 2.500%) due 1/9/30(d)	$93,464
1,155,000	BBB+	5.741% (SOFR + 1.878%) due 3/20/31(d)	1,200,485
915,000	BBB+	7.660% (SOFR + 3.280%) due 11/9/31(d)	1,030,840
950,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.858% (SOFR + 1.554%) due 9/11/30(d)	962,551
		Societe Generale SA, Senior Non-Preferred Notes:
1,080,000	BBB	5.512% (SOFR + 1.650%) due 5/22/31(a)(d)	1,104,567
540,000	BBB	6.066% (1-Year CMT Index + 2.100%) due 1/19/35(a)(d)	558,108
		State Street Corp.:
62,000	BBB	Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(d)(e)	64,315
		Senior Unsecured Notes:
100,000	A	4.530% (SOFR + 1.018%) due 2/20/29(d)	101,059
100,000	A	5.684% (SOFR + 1.484%) due 11/21/29(d)	104,952
50,000	A	4.164% (SOFR + 1.726%) due 8/4/33(d)	48,498
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000	A-	3.446% due 1/11/27	198,367
200,000	A-	2.174% due 1/14/27	194,942
200,000	A-	2.130% due 7/8/30	180,594
200,000	A-	5.808% due 9/14/33	214,072
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
100,000	A-	1.250% due 9/10/26	97,177
100,000	A-	1.950% due 1/12/27	97,205
100,000	A-	2.800% due 3/10/27	98,166
100,000	A-	5.298% due 1/30/32	104,018
300,000	A-	4.456% due 6/8/32	297,349
		Truist Financial Corp., Senior Unsecured Notes:
50,000	A-	5.122% (SOFR + 1.852%) due 1/26/34(d)	50,380
25,000	A-	5.867% (SOFR + 2.361%) due 6/8/34(d)	26,282
800,000	A-	5.711% (SOFR + 1.922%) due 1/24/35(d)	833,568
735,000	A+	UBS AG, Senior Unsecured Notes, 7.500% due 2/15/28	793,210
		UBS Group AG:
		Junior Subordinated Notes:
250,000	BB	4.875% (5-Year CMT Index + 3.404%)(a)(d)(e)	246,534
795,000	BB	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(d)(e)	814,595
200,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(d)(e)	219,694
		Senior Unsecured Notes:
1,500,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(d)	1,460,163
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(d)	503,737
1,415,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(d)	1,302,524
250,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(d)	311,407
		US Bancorp, Senior Unsecured Notes:
200,000	A	4.548% (SOFR + 1.660%) due 7/22/28(d)	201,394
155,000	A	5.083% (SOFR + 1.296%) due 5/15/31(d)	159,253
50,000	A	5.850% (SOFR + 2.090%) due 10/21/33(d)	52,866
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(d)	1,406,566
1,315,000	A	5.836% (SOFR + 2.260%) due 6/12/34(d)	1,387,039
1,595,000	A	5.678% (SOFR + 1.860%) due 1/23/35(d)	1,662,557
		Wells Fargo & Co.:
150,000	BB+	Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.767%)(d)(e)	157,501
		Senior Unsecured Notes:
750,000	BBB+	3.000% due 10/23/26	740,333
300,000	BBB+	5.707% (SOFR + 1.070%) due 4/22/28(d)	306,862
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(d)	494,289
490,000	BBB+	4.150% due 1/24/29	489,756

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.4% — (continued)
$510,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(d)	$528,682
111,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(d)	117,667
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(d)	95,463
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(d)	100,352
480,000	BBB+	5.150% (SOFR + 1.500%) due 4/23/31(d)	494,360
2,460,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	2,268,478
325,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(d)	334,439
863,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(d)	896,205
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(d)	153,960
200,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	152,273
1,240,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(d)	1,122,337
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(d)	169,837
		Subordinated Notes:
200,000	BBB	5.375% due 11/2/43	190,786
20,000	BBB	4.650% due 11/4/44	17,329
20,000	BBB	4.900% due 11/17/45	17,723
10,000	BBB	4.750% due 12/7/46	8,630
250,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 5.254% due 12/11/26	253,529
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	3.350% due 3/8/27	99,205
50,000	AA-	2.150% due 6/3/31	44,967

		Total Banks	121,801,740

Beverages — 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	122,193
924,000	A-	4.900% due 2/1/46	844,070
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	45,545
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
260,000	A-	3.500% due 6/1/30	252,972
50,000	A-	4.375% due 4/15/38	47,036
50,000	A-	5.450% due 1/23/39	51,049
25,000	A-	4.950% due 1/15/42	23,570
50,000	A-	4.439% due 10/6/48	42,188
210,000	A-	5.550% due 1/23/49	206,625
50,000	A-	4.750% due 4/15/58	43,126
50,000	A-	5.800% due 1/23/59	50,455
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	99,347
50,000	A+	5.000% due 5/13/34	51,668
240,000	A+	2.500% due 6/1/40	175,761
85,000	A+	2.600% due 6/1/50	52,053
25,000	A+	3.000% due 3/5/51	16,559
50,000	A+	2.500% due 3/15/51	29,659
50,000	A+	5.300% due 5/13/54	48,282
25,000	A+	5.400% due 5/13/64	24,084
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	99,322
25,000	BBB	5.250% due 11/15/48	22,664
30,000	BBB	Senior Unsecured Notes, 2.250% due 8/1/31	26,347
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
195,000	BBB	4.600% due 5/15/30	195,154
25,000	BBB	3.800% due 5/1/50	17,708
25,000	BBB	3.350% due 3/15/51	16,233
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	39,560

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2% — (continued)
		PepsiCo Inc., Senior Unsecured Notes:
$100,000	A+	2.375% due 10/6/26	$98,394
100,000	A+	2.625% due 3/19/27	98,139
50,000	A+	4.800% due 7/17/34	50,415
25,000	A+	2.625% due 10/21/41	17,737
25,000	A+	4.450% due 4/14/46	22,016
25,000	A+	2.875% due 10/15/49	16,203
25,000	A+	3.625% due 3/19/50	18,652
50,000	A+	2.750% due 10/21/51	30,925
25,000	A+	4.200% due 7/18/52	20,378
25,000	A+	3.875% due 3/19/60	18,698

		Total Beverages	3,034,787

Biotechnology — 0.2%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	97,359
171,000	BBB+	5.150% due 3/2/28	174,978
180,000	BBB+	4.050% due 8/18/29	179,107
221,000	BBB+	2.450% due 2/21/30	204,468
25,000	BBB+	6.375% due 6/1/37	27,557
100,000	BBB+	3.150% due 2/21/40	77,483
43,000	BBB+	3.375% due 2/21/50	30,179
50,000	BBB+	4.663% due 6/15/51	42,522
69,000	BBB+	4.200% due 2/22/52	53,838
50,000	BBB+	4.875% due 3/1/53	43,274
50,000	BBB+	5.650% due 3/2/53	48,438
50,000	BBB+	2.770% due 9/1/53	29,241
38,000	BBB+	4.400% due 2/22/62	29,365
67,000	BBB+	5.750% due 3/2/63	64,475
		Biogen Inc., Senior Unsecured Notes:
50,000	BBB+	3.150% due 5/1/50	31,231
665,000	BBB+	6.450% due 5/15/55	678,859
		Gilead Sciences Inc., Senior Unsecured Notes:
474,000	A-	1.650% due 10/1/30	418,733
90,000	A-	4.000% due 9/1/36	82,559
100,000	A-	2.600% due 10/1/40	72,076
142,000	A-	4.800% due 4/1/44	129,735
99,000	A-	4.500% due 2/1/45	86,535
70,000	A-	4.750% due 3/1/46	62,799
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	101,284

		Total Biotechnology	2,766,095

Building Materials — 0.2%
305,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	286,856
660,000	B-	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	635,719
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB+	2.493% due 2/15/27	48,938
50,000	BBB+	3.377% due 4/5/40	39,969
50,000	BBB+	3.577% due 4/5/50	36,555
480,000	BB-	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(a)	493,564
155,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	154,889
110,000	BB	Knife River Corp., Senior Unsecured Notes, 7.750% due 5/1/31(a)	115,454
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	20,428
25,000	BBB+	3.200% due 7/15/51	16,679
115,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	119,251

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Building Materials — 0.2% — (continued)
$175,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	$180,510
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	20,326
290,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	299,263
185,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	185,554
		Standard Industries Inc., Senior Unsecured Notes:
100,000	BB+	4.750% due 1/15/28(a)	99,137
305,000	BB+	4.375% due 7/15/30(a)	292,388

		Total Building Materials	3,045,480

Chemicals — 0.3%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,145
25,000	A	2.700% due 5/15/40	18,296
50,000	A	2.800% due 5/15/50	31,275
25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	21,416
110,000	BB-	Avient Corp., Senior Unsecured Notes, 7.125% due 8/1/30(a)	113,747
190,000	BB	Axalta Coating Systems LLC, Company Guaranteed Notes, 3.375% due 2/15/29(a)	179,629
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
200,000	BB	4.500% due 1/31/30(a)	141,463
500,000	BB-	7.250% due 2/13/33(a)	356,233
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	25,210
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,402
235,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 5.750% due 11/15/28(a)	226,478
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	24,865
25,000	BBB	5.250% due 11/15/41	22,590
25,000	BBB	4.625% due 10/1/44	20,295
25,000	BBB	4.800% due 5/15/49	19,962
25,000	BBB	6.900% due 5/15/53	26,306
25,000	BBB	5.600% due 2/15/54	22,281
		DuPont de Nemours Inc., Senior Unsecured Notes:
50,000	BBB+	4.725% due 11/15/28	51,014
32,000	BBB+	5.319% due 11/15/38	33,368
50,000	BBB+	5.419% due 11/15/48	50,269
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	176,929
25,000	BBB	5.625% due 2/20/34	25,436
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,076
25,000	A-	2.125% due 8/15/50	13,469
25,000	A-	2.700% due 12/15/51	15,303
25,000	A-	2.750% due 8/18/55	14,891
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	25,022
65,000	BB	Element Solutions Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	63,046
25,000	BBB-	FMC Corp., Senior Unsecured Notes, 6.375% due 5/18/53	24,082
200,000	BB-	INEOS Finance PLC, Senior Secured Notes, 7.500% due 4/15/29(a)	200,719
25,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 4.375% due 6/1/47	19,583
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	19,970
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	21,116
		LYB International Finance III LLC, Company Guaranteed Notes:
370,000	BBB	5.500% due 3/1/34	368,303
25,000	BBB	4.200% due 10/15/49	18,026
50,000	BBB	4.200% due 5/1/50	36,301
25,000	BBB	3.800% due 10/1/60	15,748
25,000	BBB	Mosaic Co. (The), Senior Unsecured Notes, 5.625% due 11/15/43	24,060

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Chemicals — 0.3% — (continued)
			NOVA Chemicals Corp.:
$150,000		BB+	Senior Secured Notes, 8.500% due 11/15/28(a)	$157,321
150,000		BB-	Senior Unsecured Notes, 9.000% due 2/15/30(a)	161,303
			Nutrien Ltd., Senior Unsecured Notes:
25,000		BBB	4.900% due 6/1/43	22,415
25,000		BBB	5.000% due 4/1/49	22,179
25,000		BBB	3.950% due 5/13/50	18,767
			OCP SA, Senior Unsecured Notes:
400,000		BB+	6.750% due 5/2/34(a)	422,771
400,000		BB+	5.125% due 6/23/51(a)	316,998
530,000		Baa3(b)	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 7.500% due 5/13/35(a)	547,029
163,000		BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	161,745
			Sherwin-Williams Co. (The), Senior Unsecured Notes:
25,000		BBB	3.800% due 8/15/49	18,607
25,000		BBB	3.300% due 5/15/50	16,893
25,000		BBB	2.900% due 3/15/52	15,193
			Westlake Corp., Senior Unsecured Notes:
50,000		BBB+	3.125% due 8/15/51	30,614
25,000		BBB+	3.375% due 8/15/61	14,866
			WR Grace Holdings LLC, Senior Secured Notes:
115,000		B-	4.875% due 6/15/27(a)	114,271
75,000		B-	6.625% due 8/15/32(a)	74,847

			Total Chemicals	4,651,143

Commercial Services — 0.5%
185,000		BB+	ADT Security Corp. (The), Senior Secured Notes, 4.875% due 7/15/32(a)	178,154
213,000		B+	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.750% due 7/15/27(a)	212,289
225,000		BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32	233,204
200,000		BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	212,324
130,000		BB-	Clarivate Science Holdings Corp., Senior Secured Notes, 3.875% due 7/1/28(a)	125,488
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,576
105,000		B	EquipmentShare.com Inc., Secured Notes, 8.625% due 5/15/32(a)	113,234
105,000		B	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(a)	104,324
			GEO Group Inc. (The):
270,000		BB-	Company Guaranteed Notes, 10.250% due 4/15/31	297,824
400,000		BB+	Senior Secured Notes, 8.625% due 4/15/29	423,545
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	176,452
44,000		BBB-	3.200% due 8/15/29	41,791
100,000	EUR	BBB-	4.875% due 3/17/31	122,479
97,000		BBB-	2.900% due 11/15/31	86,726
915,000		BBB-	5.950% due 8/15/52	872,687
			Herc Holdings Inc.:
185,000		BB-	Company Guaranteed Notes, 5.500% due 7/15/27(a)	184,913
50,000		BB-	Senior Unsecured Notes, 7.000% due 6/15/30(a)	52,070
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	246,199
42,000		BBB+	2.000% due 8/19/31	36,902
			PayPal Holdings Inc., Senior Unsecured Notes:
25,000		A-	2.650% due 10/1/26	24,621
50,000		A-	2.850% due 10/1/29	47,685
240,000		A-	2.300% due 6/1/30	220,347
25,000		A-	5.150% due 6/1/34	25,581
25,000		A-	3.250% due 6/1/50	17,014
25,000		A-	5.050% due 6/1/52	22,902

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Commercial Services — 0.5% — (continued)
$140,000		BB+	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 3.375% due 8/31/27(a)	$135,751
285,000		BBB	Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	284,787
118,000		A-	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	117,603
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	48,846
230,000		A3(b)	3.250% due 12/1/49	159,933
25,000		A3(b)	3.700% due 3/1/52	18,723
25,000		A3(b)	2.300% due 8/15/60	12,543
25,000		A3(b)	3.900% due 3/1/62	18,613
200,000		BB	Service Corp. International, Senior Unsecured Notes, 5.125% due 6/1/29	198,996
240,000		BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	248,993
200,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost — $226,368, acquired 3/6/24), 4.225% due 4/26/33(c)	244,200
			United Rentals North America Inc., Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	47,030
120,000		BB+	3.750% due 1/15/32	110,675
320,000		BB+	6.125% due 3/15/34(a)	331,865
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	657,660
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	25,000
480,000	EUR	B+	Verisure Holding AB, Senior Secured Notes, (Cost — $526,371, acquired 12/3/24), 5.500% due 5/15/30(c)	584,378
170,000		B	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(a)	180,322
125,000		BB-	Williams Scotsman Inc., Senior Secured Notes, 7.375% due 10/1/31(a)	130,827
200,000	EUR	BB	Worldline SA, Senior Unsecured Notes, (Cost — $209,855, acquired 12/3/24), 4.125% due 9/12/28(c)	207,320

			Total Commercial Services	7,868,396

Computers — 0.3%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	99,716
405,000	EUR	BB-	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	480,410
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	99,323
100,000		AA+	4.000% due 5/12/28	100,732
50,000		AA+	2.200% due 9/11/29	46,831
100,000		AA+	4.300% due 5/10/33	100,778
100,000		AA+	4.750% due 5/12/35	101,567
25,000		AA+	4.500% due 2/23/36	25,111
50,000		AA+	2.375% due 2/8/41	35,067
50,000		AA+	3.850% due 5/4/43	41,796
100,000		AA+	3.450% due 2/9/45	77,551
50,000		AA+	4.375% due 5/13/45	44,184
25,000		AA+	3.750% due 9/12/47	19,624
50,000		AA+	2.650% due 5/11/50	31,116
100,000		AA+	2.650% due 2/8/51	61,454
50,000		AA+	2.700% due 8/5/51	30,956
50,000		AA+	3.950% due 8/8/52	39,410
50,000		AA+	2.800% due 2/8/61	29,323
25,000		AA+	2.850% due 8/5/61	14,755
50,000		AA+	4.100% due 8/8/62	39,229
1,205,000		BBB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.950% due 4/15/35	1,242,741
			Dell International LLC/EMC Corp.:
			Company Guaranteed Notes:
100,000		BBB	5.300% due 4/1/32	103,078
50,000		BBB	3.450% due 12/15/51	34,153

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Computers — 0.3% — (continued)
$23,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	$29,287
		DXC Technology Co., Senior Unsecured Notes:
25,000	BBB-	1.800% due 9/15/26	24,338
88,000	BBB-	2.375% due 9/15/28	82,752
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000	BBB	5.250% due 7/1/28	255,251
25,000	BBB	5.000% due 10/15/34	24,581
		HP Inc., Senior Unsecured Notes:
25,000	BBB	4.750% due 1/15/28	25,330
25,000	BBB	6.000% due 9/15/41	25,328
120,000	BB+	Insight Enterprises Inc., Company Guaranteed Notes, 6.625% due 5/15/32(a)	123,666
		International Business Machines Corp., Senior Unsecured Notes:
100,000	A-	3.300% due 1/27/27	99,014
100,000	A-	1.700% due 5/15/27	96,264
100,000	A-	4.150% due 5/15/39	88,172
100,000	A-	4.000% due 6/20/42	82,915
100,000	A-	4.250% due 5/15/49	80,244
		Kyndryl Holdings Inc., Senior Unsecured Notes:
460,000	BBB-	2.050% due 10/15/26	447,805
25,000	BBB-	2.700% due 10/15/28	23,771
25,000	BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	22,230
175,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	189,875
225,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.000% due 10/1/28(a)	222,109
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
120,000	BB	3.125% due 7/15/29(a)	107,947
200,000	BB	8.250% due 12/15/29(a)	212,939

		Total Computers	5,162,723

Cosmetics/Personal Care — 0.1%
115,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	114,545
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A-	4.150% due 3/15/47	19,785
25,000	A-	3.125% due 12/1/49	16,037
25,000	A-	5.150% due 5/15/53	23,677
		Kenvue Inc., Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	548,845
50,000	A	5.050% due 3/22/53	45,876
25,000	A	5.200% due 3/22/63	22,797
		Procter & Gamble Co. (The), Senior Unsecured Notes:
100,000	AA-	3.950% due 1/26/28	100,620
100,000	AA-	4.050% due 5/1/30	100,554
25,000	AA-	3.600% due 3/25/50	18,877

		Total Cosmetics/Personal Care	1,011,613

Distribution/Wholesale — 0.0%@
110,000	BBB-	American Builders & Contractors Supply Co., Inc., Senior Secured Notes, 4.000% due 1/15/28(a)	107,690
75,000	BB-	RB Global Holdings Inc., Company Guaranteed Notes, 7.750% due 3/15/31(a)	78,798
110,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	112,459

		Total Distribution/Wholesale	298,947

Diversified Financial Services — 1.0%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,560,000	BBB+	2.450% due 10/29/26	2,507,929
150,000	BBB+	6.450% due 4/15/27	154,891
340,000	BBB+	3.000% due 10/29/28	327,120

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.0% — (continued)
$150,000	BBB+	3.400% due 10/29/33	$133,433
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(d)	686,578
		Air Lease Corp., Senior Unsecured Notes:
50,000	BBB	2.200% due 1/15/27	48,674
25,000	BBB	5.850% due 12/15/27	25,894
50,000	BBB	5.300% due 2/1/28	51,196
50,000	BBB	2.100% due 9/1/28	47,060
25,000	BBB	3.000% due 2/1/30	23,628
25,000	BBB	3.125% due 12/1/30	23,342
1,325,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	1,382,777
670,000	BBB	Aircastle Ltd./Aircastle Ireland DAC, Company Guaranteed Notes, 5.250% due 3/15/30(a)	683,972
		Ally Financial Inc.:
25,000	BBB-	Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(d)	25,709
95,000	BB+	Subordinated Notes, 6.700% due 2/14/33	98,713
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	97,833
220,000	A-	4.050% due 5/3/29	220,593
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(d)	103,070
345,000	A-	5.016% (SOFR + 1.440%) due 4/25/31(d)	354,429
380,000	A-	4.918% (SOFR + 1.220%) due 7/20/33(d)	384,894
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(d)	101,596
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(d)	102,798
110,000	A-	5.667% (SOFR + 1.790%) due 4/25/36(d)	114,956
100,000	A-	4.050% due 12/3/42	84,591
1,005,000	BBB+	Ares Finance Co. II LLC, Company Guaranteed Notes, 3.250% due 6/15/30(a)	951,253
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
953,000	BBB-	2.528% due 11/18/27(a)	915,080
1,790,000	BBB-	5.150% due 1/15/30(a)	1,821,628
500,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	479,338
		Capital One Financial Corp.:
		Senior Unsecured Notes:
50,000	BBB	4.100% due 2/9/27	49,897
100,000	BBB	3.750% due 3/9/27	99,411
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(d)	52,051
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(d)	53,778
		Subordinated Notes:
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(d)	23,230
10,000	BBB-	6.183% (SOFR + 2.036%) due 1/30/36(d)	10,318
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	2.450% due 3/3/27	48,883
25,000	A-	3.300% due 4/1/27	24,733
50,000	A-	2.000% due 3/20/28	47,662
25,000	A-	4.000% due 2/1/29	25,011
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(d)	52,005
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(d)	53,219
25,000	A-	2.900% due 3/3/32	22,671
1,000,000	BBB-	Citadel Finance LLC, Company Guaranteed Notes, 5.900% due 2/10/30(a)	1,014,798
559,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	639,124
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	49,941
50,000	A-	4.350% due 6/15/29	50,334
13,000	A-	2.100% due 6/15/30	11,814
25,000	A-	2.650% due 9/15/40	18,221
25,000	A-	4.250% due 9/21/48	20,609

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Diversified Financial Services — 1.0% — (continued)
$50,000		A-	3.000% due 6/15/50	$32,556
50,000		A-	4.950% due 6/15/52	45,087
50,000		A-	3.000% due 9/15/60	30,018
			Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000		BBB	4.850% due 1/15/27	50,374
50,000		BBB	5.875% due 7/21/28	52,164
50,000		BBB	4.150% due 1/23/30	49,362
650,000		NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(f)(g)#	–
			Mastercard Inc., Senior Unsecured Notes:
25,000		A+	3.650% due 6/1/49	18,845
50,000		A+	3.850% due 3/26/50	38,827
25,000		A+	2.950% due 3/15/51	16,225
232,000		BBB+	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	242,001
175,000		B	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.500% due 8/15/28(a)	174,781
200,000		BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 6.070% due 7/12/28	209,524
250,000		BB	OneMain Finance Corp., Company Guaranteed Notes, 6.625% due 5/15/29	257,377
90,000		BB	PRA Group Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	84,655
25,000		BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	25,048
305,000		BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.625% due 3/1/29(a)	290,950
760,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost — $805,182, acquired 3/8/24), 4.500% due 11/15/26(c)	892,475
95,000		Ba3(b)	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	93,626
			Visa Inc., Senior Unsecured Notes:
25,000		AA-	2.700% due 4/15/40	18,988
25,000		AA-	3.650% due 9/15/47	19,322
50,000		AA-	2.000% due 8/15/50	26,790

			Total Diversified Financial Services	16,989,680

Electric — 2.5%
			AEP Texas Inc., Senior Unsecured Notes:
43,000		BBB+	5.400% due 6/1/33	43,850
82,000		BBB+	3.450% due 1/15/50	55,529
41,000		BBB+	3.450% due 5/15/51	27,405
			AEP Transmission Co. LLC, Senior Unsecured Notes:
70,000		BBB+	3.750% due 12/1/47	53,101
59,000		BBB+	3.150% due 9/15/49	39,465
45,000		BBB+	2.750% due 8/15/51	27,647
40,000		BBB+	4.500% due 6/15/52	33,555
80,000		BB	AES Corp. (The), Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(d)	82,402
			Alabama Power Co., Senior Unsecured Notes:
64,000		A	3.700% due 12/1/47	48,572
60,000		A	3.450% due 10/1/49	42,515
116,000		A	3.125% due 7/15/51	76,421
111,000		A	3.000% due 3/15/52	71,306
			Ameren Illinois Co., 1st Mortgage Notes:
43,000		A	3.250% due 3/15/50	29,053
95,000		A	2.900% due 6/15/51	59,361
170,000		A	5.550% due 7/1/54	167,102
150,000		A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	133,389
			Arizona Public Service Co., Senior Unsecured Notes:
25,000		BBB+	5.550% due 8/1/33	25,945
25,000		BBB+	3.350% due 5/15/50	17,083

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.5% — (continued)
			Baltimore Gas & Electric Co., Senior Unsecured Notes:
$914,000		A	5.450% due 6/1/35	$942,194
6,000		A	3.500% due 8/15/46	4,406
50,000		A	3.750% due 8/15/47	37,933
80,000		A	3.200% due 9/15/49	53,709
67,000		A	2.900% due 6/15/50	42,248
54,000		A	4.550% due 6/1/52	45,625
65,000		A	5.400% due 6/1/53	61,575
25,000		A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	26,966
			Calpine Corp., Senior Unsecured Notes:
310,000		B+	5.125% due 3/15/28(a)	309,998
350,000		B+	4.625% due 2/1/29(a)	346,054
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	85,259
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	127,579
			Comision Federal de Electricidad, Company Guaranteed Notes:
1,500,000		BBB	3.348% due 2/9/31(a)	1,339,103
1,000,000		BBB	3.875% due 7/26/33(a)	866,204
			Commonwealth Edison Co., 1st Mortgage Notes:
25,000		A	5.900% due 3/15/36	26,824
71,000		A	5.950% due 6/1/55	73,173
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
40,000		A-	3.950% due 4/1/50	30,979
134,000		A-	5.900% due 11/15/53	136,984
100,000		A-	5.700% due 5/15/54	99,034
25,000		A-	4.625% due 12/1/54	20,977
174,000		BBB+	Constellation Energy Generation LLC, Senior Unsecured Notes, 5.600% due 6/15/42	171,032
			Consumers Energy Co., 1st Mortgage Notes:
56,000		A	3.500% due 8/1/51	40,806
53,000		A	2.650% due 8/15/52	32,087
113,000		A	4.200% due 9/1/52	91,019
			Dominion Energy Inc., Junior Subordinated Notes:
1,600,000		BBB-	6.625% (5-Year CMT Index + 2.207%) due 5/15/55(d)	1,643,118
193,000		BBB-	6.000% (5-Year CMT Index + 2.262%) due 2/15/56(d)	194,861
			Dominion Energy South Carolina Inc., 1st Mortgage Notes:
50,000		A	5.300% due 1/15/35	51,288
83,000		A	6.250% due 10/15/53	89,342
			DTE Electric Co., General Refinance Mortgage:
350,000		A	5.200% due 3/1/34	360,661
180,000		A	3.250% due 4/1/51	123,138
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
104,000		A	3.950% due 11/15/28	103,955
100,000		A	4.950% due 1/15/33	102,309
25,000		A	6.050% due 4/15/38	26,918
500,000		A	4.250% due 12/15/41	431,852
105,000		A	3.200% due 8/15/49	70,841
80,000		A	3.550% due 3/15/52	56,963
202,000		A	5.350% due 1/15/53	191,911
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	49,261
50,000		BBB	4.850% due 1/5/27	50,447
700,000	EUR	BBB	3.100% due 6/15/28	826,199
			Duke Energy Florida LLC, 1st Mortgage Notes:
145,000		A	2.500% due 12/1/29	136,194
133,000		A	1.750% due 6/15/30	118,848

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.5% — (continued)
$25,000		A	6.400% due 6/15/38	$27,715
24,000		A	4.200% due 7/15/48	19,267
26,000		A	5.950% due 11/15/52	26,743
350,000		A	6.200% due 11/15/53	371,989
380,000		A	Duke Energy Indiana LLC, 1st Mortgage Notes, 2.750% due 4/1/50	233,558
			Duke Energy Ohio Inc., 1st Mortgage Notes:
529,000		A	3.650% due 2/1/29	520,763
20,000		A	5.650% due 4/1/53	19,690
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	127,368
43,000		A	5.250% due 3/15/33	44,468
81,000		A	4.150% due 12/1/44	66,912
67,000		A	2.900% due 8/15/51	41,615
			Edison International:
390,000		BB+	Junior Subordinated Notes, 8.125% (5-Year CMT Index + 3.864%) due 6/15/53(d)	391,114
180,000		BBB-	Senior Unsecured Notes, 6.950% due 11/15/29	191,084
878,000		BB+	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(d)	885,693
770,000		BBB-	Emera US Finance LP, Company Guaranteed Notes, 2.639% due 6/15/31	685,494
			Entergy Arkansas LLC, 1st Mortgage Notes:
87,000		A	3.350% due 6/15/52	59,256
350,000		A	5.750% due 6/1/54	349,469
320,000		BBB-	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(d)	334,901
			Entergy Louisiana LLC:
			1st Mortgage Notes:
25,000		A	5.150% due 9/15/34	25,308
25,000		A	2.900% due 3/15/51	15,549
25,000		A	Collateral Trust, 4.200% due 9/1/48	20,105
			Entergy Mississippi LLC, 1st Mortgage Notes:
370,000		A	5.000% due 9/1/33	374,696
525,000		A	5.800% due 4/15/55	524,318
			Entergy Texas Inc., 1st Mortgage Notes:
50,000		A	5.250% due 4/15/35	50,918
565,000		A	5.550% due 9/15/54	540,139
200,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost — $222,761, acquired 3/6/24), 4.000% due 10/3/28(c)	242,240
855,000		BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(d)	896,256
725,000		BBB-	Evergy Inc., Junior Subordinated Notes, 6.650% (5-Year CMT Index + 2.558%) due 6/1/55(d)	737,410
128,000		BBB	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	131,719
170,000		BBB	Exelon Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.975%) due 3/15/55(d)	175,654
198,101		BBB	FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41	203,743
			FirstEnergy Corp., Senior Unsecured Notes:
470,000		BBB-	3.900% due 7/15/27	466,736
240,000		BBB-	4.850% due 7/15/47	206,570
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	26,110
251,000		A+	3.950% due 3/1/48	199,084
122,000		A+	2.875% due 12/4/51	76,453
230,000		A+	5.700% due 3/15/55	230,737
			Georgia Power Co., Senior Unsecured Notes:
50,000		A	5.004% due 2/23/27	50,719

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.5% — (continued)
$278,000	A	4.950% due 5/17/33	$281,496
430,000	A	5.250% due 3/15/34	440,856
520,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 5.650% due 5/9/34(a)	539,261
		MidAmerican Energy Co., 1st Mortgage Notes:
47,000	A	3.100% due 5/1/27	46,423
141,000	A	5.850% due 9/15/54	145,033
167,000	A	5.300% due 2/1/55	157,626
100,000	A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	102,412
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
250,000	BBB+	1.875% due 1/15/27	242,369
50,000	BBB+	2.250% due 6/1/30	45,527
50,000	BBB+	5.050% due 2/28/33	50,745
50,000	BBB+	5.250% due 3/15/34	50,897
160,000	BBB	6.500% (5-Year CMT Index + 1.979%) due 8/15/55(d)	168,100
750,000	BBB+	Niagara Mohawk Power Corp., Senior Unsecured Notes, 5.996% due 7/3/55(a)	746,947
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	136,675
136,000	A	2.600% due 6/1/51	81,895
62,000	A	5.100% due 5/15/53	57,017
		NRG Energy Inc., Company Guaranteed Notes:
205,000	BB	5.750% due 1/15/28	205,785
345,000	BB	5.250% due 6/15/29(a)	344,235
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	105,196
89,000	BBB+	5.000% due 6/1/33	89,646
66,000	BBB+	4.000% due 6/1/49	49,653
438,000	BBB+	2.900% due 10/1/51	263,927
		Oncor Electric Delivery Co. LLC:
25,000	A	1st Mortgage Notes, 2.700% due 11/15/51	14,825
		Senior Secured Notes:
50,000	A	4.550% due 9/15/32	49,691
50,000	A	5.650% due 11/15/33	52,944
50,000	A	4.950% due 9/15/52	44,497
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB	5.450% due 6/15/27	507,770
124,000	BBB	5.000% due 6/4/28	125,976
2,090,000	BBB	4.550% due 7/1/30	2,070,355
89,000	BBB	2.500% due 2/1/31	78,927
136,000	BBB	6.150% due 1/15/33	142,955
179,000	BBB	6.400% due 6/15/33	190,231
111,000	BBB	6.950% due 3/15/34	121,650
100,000	BBB	4.500% due 7/1/40	85,434
50,000	BBB	3.300% due 8/1/40	37,024
50,000	BBB	4.950% due 7/1/50	41,456
90,000	BBB	3.500% due 8/1/50	59,147
28,000	BBB	6.750% due 1/15/53	28,968
55,000	BBB	6.700% due 4/1/53	56,932
		PacifiCorp, 1st Mortgage Notes:
50,000	A-	5.450% due 2/15/34	50,838
25,000	A-	5.750% due 4/1/37	25,624
		PECO Energy Co., 1st Mortgage Notes:
46,000	A	3.050% due 3/15/51	29,547
74,000	A	4.600% due 5/15/52	63,746
91,000	A	4.375% due 8/15/52	74,702

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.5% — (continued)
		PG&E Corp.:
$1,435,000	B	Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(d)	$1,427,869
		Senior Secured Notes:
145,000	BB	5.000% due 7/1/28	143,253
180,000	BB	5.250% due 7/1/30	175,501
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	99,887
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,540
25,000	A+	4.850% due 2/15/34	25,208
25,000	A+	5.250% due 5/15/53	23,730
860,000	BBB	PSEG Power LLC, Senior Unsecured Notes, 5.750% due 5/15/35(a)	890,680
270,000	A	Public Service Co. of Colorado, 1st Mortgage Notes, 2.700% due 1/15/51	158,111
102,000	A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	94,590
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	193,316
185,000	A	4.900% due 12/15/32	188,341
350,000	A-	Puget Sound Energy Inc., Senior Secured Notes, 5.685% due 6/15/54	346,009
200,000	Ba2(b)	Saavi Energia Sarl, Senior Unsecured Notes, 8.875% due 2/10/35	212,250
		San Diego Gas & Electric Co., 1st Mortgage Notes:
370,000	A	3.320% due 4/15/50	249,690
120,000	A	5.350% due 4/1/53	112,054
		Sempra:
		Junior Subordinated Notes:
230,000	BBB-	6.875% (5-Year CMT Index + 2.789%) due 10/1/54(d)	233,967
905,000	BBB-	6.625% (5-Year CMT Index + 2.354%) due 4/1/55(d)	909,743
61,000	BBB-	6.375% (5-Year CMT Index + 2.632%) due 4/1/56(d)	61,620
25,000	BBB	Senior Unsecured Notes, 3.800% due 2/1/38	21,083
		Southern California Edison Co.:
		1st Mortgage Notes:
310,000	A-	5.300% due 3/1/28	317,037
208,000	A-	5.650% due 10/1/28	215,430
199,000	A-	5.950% due 11/1/32	209,453
619,000	A-	5.200% due 6/1/34	615,987
660,000	A-	5.450% due 3/1/35	664,968
60,000	A-	3.650% due 6/1/51	40,905
30,000	A-	5.875% due 12/1/53	28,583
850,000	A-	5.750% due 4/15/54	797,397
370,000	A-	5.900% due 3/1/55	354,264
25,000	A-	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	25,585
550,000	A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	551,680
50,000	BBB+	System Energy Resources Inc., 1st Refinanced Mortgage Notes, 5.300% due 12/15/34	49,846
		Union Electric Co., 1st Mortgage Notes:
350,000	A	5.200% due 4/1/34	358,544
51,000	A	5.450% due 3/15/53	48,961
		Virginia Electric & Power Co., Senior Unsecured Notes:
25,000	BBB+	6.000% due 5/15/37	26,681
52,000	BBB+	2.950% due 11/15/51	32,482
126,000	BBB+	5.700% due 8/15/53	124,028
15,000	BBB+	5.350% due 1/15/54	14,030
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
1,390,000	BB+	5.000% due 7/31/27(a)	1,387,115
105,000	BB+	7.750% due 10/15/31(a)	111,624
		Senior Secured Notes:
117,000	BBB-	3.700% due 1/30/27(a)	115,880

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.5% — (continued)
$710,000		BBB-	6.000% due 4/15/34(a)	$740,464
			Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000		A-	5.375% due 3/30/34	25,831
25,000		A-	3.650% due 4/1/50	17,783

			Total Electric	41,037,098

Electrical Components & Equipment — 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	15,758
25,000		A	2.800% due 12/21/51	15,649
110,000		B	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	108,264
85,000		BB+	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	87,657
300,000		BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	311,481

			Total Electrical Components & Equipment	538,809

Electronics — 0.1%
140,000		B+	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	137,676
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	2.500% due 11/1/26	98,253
100,000		A	1.100% due 3/1/27	95,712
220,000		A	5.000% due 3/1/35	221,551
25,000		A	3.812% due 11/21/47	19,095
50,000		A	2.800% due 6/1/50	31,326
25,000		A	5.250% due 3/1/54	23,283
25,000		A	5.350% due 3/1/64	23,308
190,000		BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	185,379
185,000		BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	178,240

			Total Electronics	1,013,823

Energy — Alternate Sources — 0.0%@
200,000		Ba3(b)	FS Luxembourg Sarl, Company Guaranteed Notes, 8.625% due 6/25/33(a)	204,386
85,000		BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	82,066

			Total Energy — Alternate Sources	286,452

Engineering & Construction — 0.0%@
290,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	313,036
120,000		BB+	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(a)	117,154
220,000		BB	Global Infrastructure Solutions Inc., Company Guaranteed Notes, 5.625% due 6/1/29(a)	221,406

			Total Engineering & Construction	651,596

Entertainment — 0.3%
450,000	EUR	B-	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	527,171
120,000		B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	117,901
			Caesars Entertainment Inc., Senior Secured Notes:
90,000		BB-	7.000% due 2/15/30(a)	93,115
250,000		BB-	6.500% due 2/15/32(a)	256,461
65,000		BB	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(a)	64,645
330,000		B+	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	327,531
400,000	EUR	B-	Motion Finco Sarl, Senior Secured Notes, (Cost — $441,229, acquired 3/21/25), 7.375% due 6/15/30(c)	415,581
45,000		B+	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(a)	45,249
270,000		B+	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	261,589
700,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost — $780,944, acquired 12/3/24), 4.000% due 6/13/31(c)	850,534
165,000		BB-	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(a)	171,056

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Entertainment — 0.3% — (continued)
			Warnermedia Holdings Inc., Company Guaranteed Notes:
$270,000		BB	4.279% due 3/15/32	$233,179
1,470,000		BB	5.050% due 3/15/42	991,611
317,000		BB	5.141% due 3/15/52	197,669
310,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	333,873

			Total Entertainment	4,887,165

Environmental Control — 0.1%
305,000		BB	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	318,702
			Republic Services Inc., Senior Unsecured Notes:
66,000		A-	3.375% due 11/15/27	65,275
260,000		A-	4.875% due 4/1/29	266,704
			Waste Connections Inc., Senior Unsecured Notes:
25,000		BBB+	3.050% due 4/1/50	16,378
25,000		BBB+	2.950% due 1/15/52	15,786
			Waste Management Inc., Company Guaranteed Notes:
100,000		A-	3.875% due 1/15/29	99,232
100,000		A-	4.950% due 3/15/35	100,538
50,000		A-	2.950% due 6/1/41	37,168
285,000		BB	Wrangler Holdco Corp., Company Guaranteed Notes, 6.625% due 4/1/32(a)	297,267

			Total Environmental Control	1,217,050

Food — 0.6%
500,000		BB+	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	500,323
100,000		BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	100,962
400,000	EUR	B	Flora Food Management BV, Senior Secured Notes, (Cost — $445,166, acquired 3/21/25), 6.875% due 7/2/29(c)	468,832
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	49,341
25,000		BBB	3.000% due 2/1/51	15,845
200,000		Baa3(b)	Grupo Nutresa SA, Company Guaranteed Notes, 9.000% due 5/12/35(a)	221,398
597,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost — $794,419, acquired 5/29/24), 10.875% due 12/15/27(c)	856,296
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,264
25,000		BBB	6.500% due 11/15/53	26,615
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
370,000		BBB-	3.625% due 1/15/32	341,470
50,000		BBB-	4.375% due 2/2/52	38,042
50,000		BBB-	6.500% due 12/1/52	51,150
			JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Company Guaranteed Notes:
750,000		BBB-	5.500% due 1/15/36(a)	752,998
80,000		BBB-	6.375% due 4/15/66(a)	79,177
			Kraft Heinz Foods Co., Company Guaranteed Notes:
25,000		BBB	6.875% due 1/26/39	27,214
25,000		BBB	6.500% due 2/9/40	26,389
50,000		BBB	5.200% due 7/15/45	44,568
75,000		BBB	4.375% due 6/1/46	59,773
50,000		BBB	4.875% due 10/1/49	41,846
			Kroger Co. (The), Senior Unsecured Notes:
290,000		BBB	5.000% due 9/15/34	289,367
25,000		BBB	3.875% due 10/15/46	19,027
25,000		BBB	4.450% due 2/1/47	20,722

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Food — 0.6% — (continued)
$25,000		BBB	5.400% due 1/15/49	$23,454
25,000		BBB	3.950% due 1/15/50	18,723
1,370,000		BBB	5.500% due 9/15/54	1,284,455
70,000		BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.125% due 1/31/30(a)	67,162
			Mars Inc.:
230,000		A	Company Guaranteed Notes, 3.200% due 4/1/30(a)	219,909
			Senior Unsecured Notes:
70,000		A	5.000% due 3/1/32(a)	71,462
1,325,000		A	5.200% due 3/1/35(a)	1,337,633
1,845,000		A	5.700% due 5/1/55(a)	1,804,357
175,000		BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	174,869
215,000		BB	Post Holdings Inc., Senior Secured Notes, 6.250% due 2/15/32(a)	221,153
			Sysco Corp., Company Guaranteed Notes:
25,000		BBB	5.950% due 4/1/30	26,594
25,000		BBB	4.450% due 3/15/48	20,800
25,000		BBB	3.150% due 12/14/51	16,068
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	22,444

			Total Food	9,363,702

Forest Products & Paper — 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	25,480
25,000		BBB	4.800% due 6/15/44	21,985
25,000		BBB	4.350% due 8/15/48	20,131
50,000		BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	46,988

			Total Forest Products & Paper	114,584

Gas — 0.2%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost — $994,634, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(c)	1,109,805
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	76,539
790,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	842,582
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,900
52,000		BBB+	1.750% due 10/1/30	45,811
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	25,841
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	74,239
61,000		BBB+	5.250% due 3/30/28	62,684
153,000		BBB+	3.600% due 5/1/30	148,315
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	87,922
96,000		BBB+	2.500% due 3/15/31	86,483
109,000		BBB+	3.350% due 6/1/50	73,368
55,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	56,614
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	75,251

			Total Gas	2,876,354

Healthcare — Products — 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
50,000		AA-	4.750% due 11/30/36	49,699
75,000		AA-	4.900% due 11/30/46	70,171
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	53,845
145,000		BB	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	142,794
			Baxter International Inc., Senior Unsecured Notes:
50,000		BBB	1.915% due 2/1/27	48,379

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Products — 0.2% — (continued)
$25,000	BBB	3.132% due 12/1/51	$15,398
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	22,197
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	15,095
25,000	A-	2.800% due 12/10/51	15,554
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	17,756
140,000	BB+	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	133,831
525,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	540,001
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	48,648
50,000	A	4.625% due 3/15/45	44,862
		Solventum Corp., Company Guaranteed Notes:
430,000	BBB-	5.450% due 3/13/31	450,102
590,000	BBB-	5.600% due 3/23/34	612,394
465,000	BBB-	5.900% due 4/30/54	466,107
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	22,161
25,000	BBB+	2.900% due 6/15/50	16,292
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	144,663
200,000	A-	5.086% due 8/10/33	205,811

		Total Healthcare — Products	3,135,760

Healthcare — Services — 0.7%
175,000	B+	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.500% due 7/1/28(a)	174,241
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,151
25,000	BBB	4.750% due 3/15/44	21,067
		Centene Corp., Senior Unsecured Notes:
50,000	BBB-	4.250% due 12/15/27	48,848
50,000	BBB-	2.450% due 7/15/28	46,211
100,000	BBB-	4.625% due 12/15/29	96,343
50,000	BBB-	3.375% due 2/15/30	45,593
50,000	BBB-	3.000% due 10/15/30	44,217
50,000	BBB-	2.500% due 3/1/31	42,628
100,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 3.750% due 3/15/29(a)	94,887
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	98,959
930,000	A-	4.375% due 10/15/28	934,978
50,000	A-	4.800% due 8/15/38	46,956
50,000	A-	4.800% due 7/15/46	43,514
25,000	A-	3.875% due 10/15/47	18,785
25,000	A-	4.900% due 12/15/48	21,737
		Senior Unsecured Notes:
50,000	A-	3.400% due 3/15/50	33,597
50,000	A-	3.400% due 3/15/51	33,465
25,000	A-	5.600% due 2/15/54	23,680
100,000	A-	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	97,486
		CommonSpirit Health, Senior Secured Notes:
50,000	AA	3.817% due 10/1/49	36,713
95,000	A-	3.910% due 10/1/50	69,368
100,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	71,984
255,000	BB-	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	245,689
50,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	39,389

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
		Elevance Health Inc., Senior Unsecured Notes:
$97,000	A	4.550% due 3/1/48	$79,978
25,000	A	3.125% due 5/15/50	16,021
25,000	A	3.600% due 3/15/51	17,344
25,000	A	4.550% due 5/15/52	20,206
66,000	A	6.100% due 10/15/52	66,576
180,000	BB-	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	177,565
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	103,622
		HCA Inc., Company Guaranteed Notes:
200,000	BBB-	5.200% due 6/1/28	204,834
90,000	BBB-	5.875% due 2/1/29	93,810
104,000	BBB-	4.125% due 6/15/29	103,001
805,000	BBB-	3.500% due 9/1/30	767,626
25,000	BBB-	5.125% due 6/15/39	23,598
178,000	BBB-	3.500% due 7/15/51	117,009
150,000	BBB-	6.000% due 4/1/54	145,217
830,000	BBB-	5.950% due 9/15/54	796,553
185,000	A-	Highmark Inc., Senior Unsecured Notes, 2.550% due 5/10/31(a)	161,590
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	30,792
		Humana Inc., Senior Unsecured Notes:
57,000	BBB	1.350% due 2/3/27	54,768
50,000	BBB	3.950% due 3/15/27	49,864
25,000	BBB	5.875% due 3/1/33	26,140
25,000	BBB	5.950% due 3/15/34	26,179
25,000	BBB	3.950% due 8/15/49	18,017
25,000	BBB	5.500% due 3/15/53	22,512
100,000	BB	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(a)	103,141
100,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	93,433
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	64,590
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	76,713
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	79,183
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	96,245
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	143,999
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	39,694
		Tenet Healthcare Corp., Senior Secured Notes:
555,000	BB	4.625% due 6/15/28	549,160
430,000	BB	6.125% due 6/15/30	437,105
		UnitedHealth Group Inc., Senior Unsecured Notes:
100,000	A+	3.450% due 1/15/27	99,197
50,000	A+	2.950% due 10/15/27	48,898
100,000	A+	3.850% due 6/15/28	99,572
100,000	A+	4.250% due 1/15/29	100,412
1,675,000	A+	4.650% due 1/15/31	1,697,746
100,000	A+	2.300% due 5/15/31	89,318
50,000	A+	4.500% due 4/15/33	49,013
165,000	A+	5.300% due 6/15/35	168,680
25,000	A+	5.800% due 3/15/36	26,316
50,000	A+	3.500% due 8/15/39	40,584
25,000	A+	2.750% due 5/15/40	18,148
153,000	A+	3.750% due 10/15/47	113,824
25,000	A+	4.250% due 6/15/48	20,010
375,000	A+	3.700% due 8/15/49	270,230
224,000	A+	3.250% due 5/15/51	146,493
50,000	A+	4.750% due 5/15/52	42,104
885,000	A+	5.050% due 4/15/53	779,552

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
$850,000	A+	5.625% due 7/15/54	$811,390
85,000	A+	5.950% due 6/15/55	85,049
120,000	A+	3.875% due 8/15/59	83,853
50,000	A+	3.125% due 5/15/60	29,562
65,000	A+	4.950% due 5/15/62	55,013
53,000	A+	5.200% due 4/15/63	46,654

		Total Healthcare — Services	12,185,189

Home Builders — 0.0%@
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,079
60,000	BB-	LGI Homes Inc., Company Guaranteed Notes, 8.750% due 12/15/28(a)	62,883
35,000	BBB	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	32,074

		Total Home Builders	105,036

Home Furnishings — 0.0%@
220,000	BB-	Somnigroup International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	211,683

Household Products/Wares — 0.0%@
165,000	B	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	148,245
95,000	BB	Central Garden & Pet Co., Company Guaranteed Notes, 4.125% due 10/15/30	89,927
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	17,857

		Total Household Products/Wares	256,029

Housewares — 0.0%@
		Newell Brands Inc., Senior Unsecured Notes:
340,000	B+	6.625% due 9/15/29	342,245
105,000	B+	6.375% due 5/15/30	103,882
230,000	B-	Scotts Miracle-Gro Co. (The), Company Guaranteed Notes, 4.500% due 10/15/29	222,423

		Total Housewares	668,550

Insurance — 1.7%
2,055,000	A-	200 Park Funding Trust, Senior Unsecured Notes, 5.740% due 2/15/55(a)	2,016,978
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	3.600% due 4/1/30	24,436
25,000	A-	4.750% due 1/15/49	21,674
		Allianz SE, Subordinated Notes:
1,000,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(d)	1,063,787
1,000,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(d)	1,018,697
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	21,531
25,000	BBB+	5.250% due 3/30/33	25,758
25,000	BBB+	4.200% due 12/15/46	20,424
25,000	BBB+	3.850% due 8/10/49	18,833
		American International Group Inc., Senior Unsecured Notes:
50,000	A-	5.125% due 3/27/33	51,048
83,000	A-	4.750% due 4/1/48	72,994
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	22,214
49,000	A-	3.750% due 5/2/29	48,327
38,000	A-	2.800% due 5/15/30	35,655
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	51,833
		Aon North America Inc., Company Guaranteed Notes:
50,000	A-	5.450% due 3/1/34	51,635
50,000	A-	5.750% due 3/1/54	49,046
25,000	A-	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,104
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,731

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.7% — (continued)
$25,000	BBB	3.500% due 5/20/51	$17,248
25,000	BBB	5.750% due 3/2/53	24,194
25,000	BBB	5.750% due 7/15/54	24,098
805,000	BBB-	Aspen Insurance Holdings Ltd., Senior Unsecured Notes, 5.750% due 7/1/30	836,139
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	23,427
		Athene Global Funding:
1,065,000	A+	Secured Notes, 5.033% due 7/17/30(a)	1,082,100
1,150,000	A+	Senior Secured Notes, 5.543% due 8/22/35(a)	1,145,141
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,692
25,000	A-	3.500% due 1/15/31	23,678
25,000	A-	5.875% due 1/15/34	25,918
50,000	A-	6.250% due 4/1/54	49,439
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	22,090
50,000	AA	2.875% due 3/15/32	46,463
25,000	AA	5.750% due 1/15/40	27,083
25,000	AA	4.400% due 5/15/42	22,883
50,000	AA	4.200% due 8/15/48	41,638
460,000	AA	4.250% due 1/15/49	383,950
50,000	AA	2.850% due 10/15/50	31,799
25,000	AA	2.500% due 1/15/51	14,782
75,000	AA	3.850% due 3/15/52	57,103
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	23,192
25,000	BBB	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,586
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	25,111
535,000	BBB-	4.900% due 6/23/30	541,805
25,000	BBB-	2.375% due 3/15/31	22,221
50,000	BBB-	6.250% due 6/23/55	51,249
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	1.375% due 9/15/30	21,898
25,000	A	4.150% due 3/13/43	21,457
50,000	A	3.050% due 12/15/61	30,337
600,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	642,047
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,794
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(d)	25,864
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	49,552
50,000	BBB+	3.850% due 4/5/29	49,299
25,000	BBB+	6.050% due 9/15/33	26,533
25,000	BBB+	5.750% due 1/15/34	26,130
25,000	BBB+	4.350% due 4/5/42	21,058
25,000	BBB+	4.400% due 4/5/52	20,007
106,000	A+	Corebridge Global Funding, Senior Secured Notes, 4.900% due 8/21/32(a)	106,371
1,520,000	A-	Dai-ichi Life Insurance Co., Ltd. (The), Subordinated Notes, 6.200% (5-Year CMT Index + 2.515%)(a)(d)(e)	1,579,795
1,525,000	A+	Equitable America Global Funding, Secured Notes, 4.950% due 6/9/30(a)	1,556,988
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	25,100
25,000	A-	5.594% due 1/11/33	26,026
17,000	A-	5.000% due 4/20/48	15,217
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	16,963
25,000	BBB+	3.125% due 10/15/52	15,539

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.7% — (continued)
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
$25,000	A-	6.000% due 12/7/33	$26,373
25,000	A-	6.350% due 3/22/54	25,502
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,753
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	506,603
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	A-	5.950% due 10/15/36	104,798
4,000	A-	4.300% due 4/15/43	3,401
110,000	B+	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(a)	115,131
1,625,000	A3(b)	Intact Financial Corp., Senior Unsecured Notes, 5.459% due 9/22/32(a)	1,661,634
		Jackson Financial Inc., Senior Unsecured Notes:
25,000	BBB	3.125% due 11/23/31	22,615
640,000	BBB	4.000% due 11/23/51	443,223
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,894
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	24,829
25,000	BBB+	3.800% due 3/1/28	24,718
25,000	BBB+	3.050% due 1/15/30	23,810
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,892
25,000	A	Manulife Financial Corp., Senior Unsecured Notes, 5.375% due 3/4/46	24,632
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	24,215
25,000	BBB	5.000% due 4/5/46	22,273
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
290,000	A-	2.250% due 11/15/30	263,085
25,000	A-	5.450% due 3/15/53	24,009
25,000	A-	5.700% due 9/15/53	24,825
400,000	A-	Meiji Yasuda Life Insurance Co., Subordinated Notes, 6.100% (5-Year CMT Index + 2.911%) due 6/11/55(a)(d)	412,834
		MetLife Inc.:
		Junior Subordinated Notes:
1,200,000	BBB	3.850% (5-Year CMT Index + 3.576%)(d)(e)	1,197,966
540,000	BBB	6.400% due 12/15/36	566,228
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	52,347
25,000	A-	6.375% due 6/15/34	27,742
25,000	A-	5.700% due 6/15/35	26,497
25,000	A-	4.125% due 8/13/42	21,004
25,000	A-	4.875% due 11/13/43	22,902
25,000	A-	4.050% due 3/1/45	20,384
25,000	A-	5.000% due 7/15/52	22,598
25,000	A-	5.250% due 1/15/54	23,544
930,000	AA-	New York Life Insurance Co., Subordinated Notes, 5.875% due 5/15/33(a)	978,989
550,000	A-	Nippon Life Insurance Co., Subordinated Notes, 2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(d)	486,599
530,000	Baa3(b)	NMI Holdings Inc., Senior Unsecured Notes, 6.000% due 8/15/29	544,792
		Northwestern Mutual Life Insurance Co. (The), Subordinated Notes:
510,000	AA-	6.170% due 5/29/55(a)	532,942
500,000	AA-	3.625% due 9/30/59(a)	337,055
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	17,522
1,330,000	A	Omnis Funding Trust, Senior Unsecured Notes, 6.722% due 5/15/55(a)	1,376,018
610,000	BBB+	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	571,808
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,553

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.7% — (continued)
$25,000	A-	2.125% due 6/15/30	$22,654
25,000	A-	5.375% due 3/15/33	25,849
25,000	A-	5.500% due 3/15/53	24,034
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	24,104
50,000	A	3.000% due 3/15/32	45,973
25,000	A	4.950% due 6/15/33	25,524
25,000	A	4.200% due 3/15/48	20,669
25,000	A	3.950% due 3/26/50	19,466
25,000	A	3.700% due 3/15/52	18,583
		Prudential Financial Inc.:
600,000	BBB+	Junior Subordinated Notes, 3.700% (5-Year CMT Index + 3.035%) due 10/1/50(d)	555,097
		Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,999
25,000	A	2.100% due 3/10/30	23,046
50,000	A	5.750% due 7/15/33	53,785
25,000	A	5.700% due 12/14/36	26,366
25,000	A	3.000% due 3/10/40	19,185
50,000	A	3.905% due 12/7/47	38,993
25,000	A	3.935% due 12/7/49	19,061
50,000	A	4.350% due 2/25/50	41,062
50,000	A	3.700% due 3/13/51	36,584
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	26,444
600,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	623,471
915,000	AA-	RGA Global Funding, Secured Notes, 5.050% due 12/6/31(a)	932,070
300,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 4.900% due 9/15/44(a)	269,783
555,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	699,513
25,000	BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	18,488
		Willis North America Inc., Company Guaranteed Notes:
25,000	BBB+	4.500% due 9/15/28	25,226
25,000	BBB+	2.950% due 9/15/29	23,681
25,000	BBB+	5.900% due 3/5/54	24,727
25,000	BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	17,268

		Total Insurance	28,001,953

Internet — 0.2%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35(a)	207,235
		Alphabet Inc., Senior Unsecured Notes:
80,000	AA+	1.100% due 8/15/30	69,960
90,000	AA+	1.900% due 8/15/40	60,230
100,000	AA+	2.050% due 8/15/50	54,680
50,000	AA+	2.250% due 8/15/60	25,973
		Amazon.com Inc., Senior Unsecured Notes:
200,000	AA	3.300% due 4/13/27	198,429
50,000	AA	3.875% due 8/22/37	45,465
50,000	AA	2.875% due 5/12/41	37,534
50,000	AA	4.950% due 12/5/44	48,422
200,000	AA	2.500% due 6/3/50	119,268
75,000	AA	3.100% due 5/12/51	50,417
75,000	AA	3.950% due 4/13/52	58,858
50,000	AA	2.700% due 6/3/60	28,627
50,000	AA	3.250% due 5/12/61	32,290
25,000	AA	4.100% due 4/13/62	19,490
25,000	BBB+	eBay Inc., Senior Unsecured Notes, 3.650% due 5/10/51	18,093

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Internet — 0.2% — (continued)
			Meta Platforms Inc., Senior Unsecured Notes:
$450,000		AA-	4.750% due 8/15/34	$452,238
225,000		AA-	4.450% due 8/15/52	187,745
260,000		AA-	5.400% due 8/15/54	249,695
115,000		AA-	4.650% due 8/15/62	95,929
25,000		A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,562
650,000		BBB	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	642,998
450,000	EUR	B	United Group BV, Senior Secured Notes, 6.500% due 10/31/31(a)	537,206
110,000		BB	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(a)	112,333

			Total Internet	3,378,677

Investment Companies — 0.2%
			Ares Capital Corp., Senior Unsecured Notes:
25,000		BBB	7.000% due 1/15/27	25,772
50,000		BBB	2.875% due 6/15/28	47,724
320,000		BBB	5.875% due 3/1/29	329,341
845,000		BBB	5.500% due 9/1/30	855,892
865,000		BBB-	Ares Strategic Income Fund, Senior Unsecured Notes, 5.700% due 3/15/28	877,012
			Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000		BBB-	2.625% due 12/15/26	48,774
50,000		BBB-	3.250% due 3/15/27	48,968
25,000		BBB-	6.250% due 1/25/31(a)	26,096
			Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000		Baa2(b)	2.750% due 9/16/26	24,541
25,000		Baa2(b)	2.850% due 9/30/28	23,623
1,045,000		BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 5.950% due 3/15/29	1,061,235
			Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000		BBB-	4.700% due 2/8/27	24,938
25,000		BBB-	7.750% due 9/16/27	26,257
25,000		BBB-	7.750% due 1/15/29	26,773
25,000		Baa3(b)	FS KKR Capital Corp., Senior Unsecured Notes, 3.125% due 10/12/28	22,986
200,000		Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost — $204,022, acquired 3/14/23), 5.250% due 10/13/32(c)	206,734
25,000		BBB-	Golub Capital BDC Inc., Senior Unsecured Notes, 6.000% due 7/15/29	25,596
75,000		BB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	73,216

			Total Investment Companies	3,775,478

Iron/Steel — 0.1%
25,000		BBB	ArcelorMittal SA, Senior Unsecured Notes, 6.750% due 3/1/41	26,612
60,000		BB+	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	60,040
75,000		BB+	Carpenter Technology Corp., Senior Unsecured Notes, 6.375% due 7/15/28	75,382
			Cleveland-Cliffs Inc., Company Guaranteed Notes:
175,000		BB-	5.875% due 6/1/27	174,884
55,000		BB-	6.750% due 4/15/30(a)	55,689
135,000		Ba3(b)	4.875% due 3/1/31(a)	123,487
			Nucor Corp., Senior Unsecured Notes:
485,000		A-	5.100% due 6/1/35	488,673
25,000		A-	6.400% due 12/1/37	27,545
25,000		A-	3.850% due 4/1/52	18,778
25,000		A-	2.979% due 12/15/55	15,195
25,000		BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	22,413
25,000		BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	16,495
60,000		BB+	United States Steel Corp., Senior Unsecured Notes, 6.875% due 3/1/29	60,494
			Vale Overseas Ltd., Company Guaranteed Notes:
25,000		BBB-	6.875% due 11/21/36	27,564

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Iron/Steel — 0.1% — (continued)
$13,000		BBB-	6.875% due 11/10/39	$14,351
25,000		BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	25,015

			Total Iron/Steel	1,232,617

Leisure Time — 0.4%
120,000		BB	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(a)	125,748
105,000		BBB-	Amer Sports Co., Senior Secured Notes, 6.750% due 2/16/31(a)	109,535
2,715,000		BB+	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(a)	2,789,700
			Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
130,000		BBB-	5.625% due 9/30/31(a)	132,155
320,000		BBB-	6.250% due 3/15/32(a)	330,465
1,950,000		BBB-	6.000% due 2/1/33(a)	2,004,680
1,205,000		B-	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	1,169,443
406,000	EUR	B+	TUI Cruises GmbH, Senior Unsecured Notes, 5.000% due 5/15/30(a)	488,106

			Total Leisure Time	7,149,832

Lodging — 0.2%
			Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
80,000		BB+	5.750% due 5/1/28(a)	80,201
245,000		BB+	3.625% due 2/15/32(a)	223,792
215,000		BB+	5.875% due 3/15/33(a)	219,654
			Las Vegas Sands Corp., Senior Unsecured Notes:
525,000		BB+	5.625% due 6/15/28	537,478
705,000		BB+	6.000% due 6/14/30	735,867
685,000		BB+	6.200% due 8/15/34	708,879
155,000		BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	157,466
280,000		BB-	MGM Resorts International, Company Guaranteed Notes, 6.125% due 9/15/29	286,222
200,000		BBB-	Sands China Ltd., Senior Unsecured Notes, 2.300% due 3/8/27	193,768
145,000		B	Station Casinos LLC, Company Guaranteed Notes, 4.500% due 2/15/28(a)	143,014

			Total Lodging	3,286,341

Machinery — Construction & Mining — 0.0%@
45,000		BB-	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(a)	43,989
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	1.700% due 1/8/27	194,317
50,000		A	4.500% due 1/8/27	50,396
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	41,246
50,000		A	3.250% due 4/9/50	35,013
155,000		BB-	Terex Corp., Company Guaranteed Notes, 5.000% due 5/15/29(a)	152,638

			Total Machinery — Construction & Mining	517,599

Machinery — Diversified — 0.1%
220,000		BB-	Chart Industries Inc., Senior Secured Notes, 7.500% due 1/1/30(a)	230,842
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	186,697
			Deere & Co., Senior Unsecured Notes:
50,000		A	5.450% due 1/16/35	52,139
25,000		A	3.900% due 6/9/42	21,195
25,000		A	3.750% due 4/15/50	19,204
90,000		BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	92,646
			John Deere Capital Corp., Senior Unsecured Notes:
100,000		A	1.700% due 1/11/27	97,182
100,000		A	1.750% due 3/9/27	96,759
100,000		A	4.550% due 6/5/30	101,583
			Otis Worldwide Corp., Senior Unsecured Notes:
29,000		BBB	5.250% due 8/16/28	29,904

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Machinery — Diversified — 0.1% — (continued)
$210,000	BBB	2.565% due 2/15/30	$195,813

		Total Machinery — Diversified	1,123,964

Media — 1.0%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
590,000	BB-	4.500% due 8/15/30(a)	559,094
150,000	BB-	4.750% due 2/1/32(a)	139,248
740,000	BB-	4.500% due 5/1/32	677,069
370,000	BB-	4.500% due 6/1/33(a)	330,322
1,320,000	BB-	4.250% due 1/15/34(a)	1,147,184
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000	BBB-	6.150% due 11/10/26	101,546
175,000	BBB-	4.200% due 3/15/28	173,955
1,425,000	BBB-	6.100% due 6/1/29	1,498,178
280,000	BBB-	6.550% due 6/1/34	297,028
25,000	BBB-	6.384% due 10/23/35	26,097
50,000	BBB-	5.850% due 12/1/35	50,130
50,000	BBB-	3.500% due 3/1/42	35,514
92,000	BBB-	5.750% due 4/1/48	82,079
315,000	BBB-	4.800% due 3/1/50	244,070
451,000	BBB-	3.900% due 6/1/52	299,287
718,000	BBB-	3.850% due 4/1/61	438,903
101,000	BBB-	3.950% due 6/30/62	62,981
		Comcast Corp., Company Guaranteed Notes:
100,000	A-	2.350% due 1/15/27	97,767
45,000	A-	1.950% due 1/15/31	39,873
188,000	A-	1.500% due 2/15/31	162,151
182,000	A-	4.800% due 5/15/33	182,451
25,000	A-	3.200% due 7/15/36	21,074
365,000	A-	3.900% due 3/1/38	317,734
20,000	A-	3.250% due 11/1/39	15,749
27,000	A-	4.750% due 3/1/44	23,853
153,000	A-	3.969% due 11/1/47	117,155
20,000	A-	4.000% due 3/1/48	15,311
43,000	A-	3.999% due 11/1/49	32,424
60,000	A-	3.450% due 2/1/50	40,858
570,000	A-	2.800% due 1/15/51	338,556
149,000	A-	2.887% due 11/1/51	89,364
1,051,000	A-	4.049% due 11/1/52	784,137
889,000	A-	2.937% due 11/1/56	512,682
79,000	A-	2.650% due 8/15/62	40,684
400,000	A-	2.987% due 11/1/63	222,702
110,000	B+	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	109,535
100,000	CCC+	DISH DBS Corp., Senior Secured Notes, 5.250% due 12/1/26(a)	97,086
205,000	B	DISH Network Corp., Senior Secured Notes, 11.750% due 11/15/27(a)	216,868
321,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	295,553
		Gray Media Inc., Senior Secured Notes:
105,000	B+	10.500% due 7/15/29(a)	114,371
65,000	B+	7.250% due 8/15/33(a)	64,054
		iHeartCommunications Inc., Senior Secured Notes:
65,000	CCC+	9.125% due 5/1/29(a)	55,935
70,000	CCC+	7.750% due 8/15/30(a)	55,804

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.0% — (continued)
		News Corp.:
$335,000	BBB-	Company Guaranteed Notes, 5.125% due 2/15/32(a)	$331,377
2,207,000	BBB-	Senior Unsecured Notes, 3.875% due 5/15/29(a)	2,133,141
220,000	BB+	Nexstar Media Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	219,886
		Paramount Global:
		Company Guaranteed Notes:
42,000	BB+	5.850% due 9/1/43	37,812
43,000	BB+	5.250% due 4/1/44	35,361
		Senior Unsecured Notes:
34,000	BB+	4.900% due 8/15/44	27,256
50,000	BB+	4.600% due 1/15/45	38,545
48,000	BB+	4.950% due 5/19/50	37,620
60,000	B-	Sinclair Television Group Inc., Senior Secured Notes, 4.375% due 12/31/32(a)	42,860
		Sirius XM Radio LLC, Company Guaranteed Notes:
345,000	BB+	4.000% due 7/15/28(a)	333,333
290,000	BB+	4.125% due 7/1/30(a)	269,926
		TEGNA Inc., Company Guaranteed Notes:
135,000	BB+	4.625% due 3/15/28	134,410
140,000	BB+	5.000% due 9/15/29	140,233
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	58,324
		Time Warner Cable LLC, Senior Secured Notes:
25,000	BBB-	6.550% due 5/1/37	25,924
25,000	BBB-	7.300% due 7/1/38	27,238
25,000	BBB-	6.750% due 6/15/39	25,903
1,577,000	BBB-	5.500% due 9/1/41	1,425,854
90,000	B+	Univision Communications Inc., Senior Secured Notes, 7.375% due 6/30/30(a)	90,563
115,000	B+	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.500% due 8/15/30(a)	108,034
		Walt Disney Co. (The), Company Guaranteed Notes:
200,000	A	3.700% due 3/23/27	199,531
100,000	A	2.200% due 1/13/28	96,375
100,000	A	2.650% due 1/13/31	92,960
50,000	A	6.200% due 12/15/34	56,092
25,000	A	6.400% due 12/15/35	28,192
30,000	A	6.650% due 11/15/37	34,412
50,000	A	3.500% due 5/13/40	41,308
50,000	A	2.750% due 9/1/49	31,236
100,000	A	3.600% due 1/13/51	73,513

		Total Media	16,423,635

Mining — 0.2%
		Barrick North America Finance LLC, Company Guaranteed Notes:
25,000	BBB+	5.700% due 5/30/41	25,234
25,000	BBB+	5.750% due 5/1/43	25,451
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000	A-	5.250% due 9/8/30	26,097
50,000	A-	5.250% due 9/8/33	51,598
25,000	A-	4.125% due 2/24/42	21,504
25,000	A-	5.000% due 9/30/43	23,756
25,000	A-	5.500% due 9/8/53	24,748
		Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000	BBB-	4.125% due 3/1/28	24,928
290,000	BBB-	4.625% due 8/1/30	290,858
25,000	BBB-	5.450% due 3/15/43	23,664
890,000	BBB+	Glencore Funding LLC, Company Guaranteed Notes, 5.634% due 4/4/34(a)	913,353
35,000	BB-	Kaiser Aluminum Corp., Company Guaranteed Notes, 4.625% due 3/1/28(a)	34,441
25,000	BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	27,061

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mining — 0.2% — (continued)
			Newmont Corp., Company Guaranteed Notes:
$61,000		BBB+	2.600% due 7/15/32	$54,556
108,000		BBB+	5.875% due 4/1/35	115,605
25,000		A	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 2.750% due 11/2/51	15,201
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000		A	5.000% due 3/9/33	51,148
25,000		A	4.750% due 3/22/42	22,849
25,000		A	4.125% due 8/21/42	21,213
25,000		A	5.125% due 3/9/53	22,968
1,370,000		A	5.750% due 3/14/55	1,373,058
			Southern Copper Corp., Senior Unsecured Notes:
25,000		BBB+	6.750% due 4/16/40	27,604
25,000		BBB+	5.250% due 11/8/42	23,476
25,000		BBB-	Yamana Gold Inc., Company Guaranteed Notes, 2.630% due 8/15/31	22,245

			Total Mining	3,262,616

Miscellaneous Manufacturers — 0.0%@
			3M Co., Senior Unsecured Notes:
50,000		BBB+	2.250% due 9/19/26	49,039
25,000		BBB+	4.000% due 9/14/48	19,701
50,000		BBB+	3.250% due 8/26/49	33,998
25,000		BBB+	3.700% due 4/15/50	18,202
			Eaton Corp., Company Guaranteed Notes:
115,000		A-	4.150% due 11/2/42	98,735
25,000		A-	4.700% due 8/23/52	22,230
105,000		BB	Hillenbrand Inc., Company Guaranteed Notes, 3.750% due 3/1/31	96,605
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	19,716
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	215,093
120,000		BB+	Trinity Industries Inc., Company Guaranteed Notes, 7.750% due 7/15/28(a)	124,252

			Total Miscellaneous Manufacturers	697,571

Multi-National — 0.4%
200,000		AAA	African Development Bank, Senior Unsecured Notes, 4.625% due 1/4/27	202,102
1,145,000		Baa2(b)	African Export-Import Bank (The), Senior Unsecured Notes, 3.798% due 5/17/31(a)	1,013,982
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.125% due 1/12/27	200,870
200,000		AAA	2.500% due 11/2/27	195,200
100,000		AAA	4.375% due 1/14/28	101,690
200,000		AAA	3.750% due 4/25/28	200,631
200,000		AAA	3.625% due 8/28/29	199,708
200,000		AAA	3.875% due 9/28/32	198,637
200,000		AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	206,299
			Banque Ouest Africaine de Developpement, Senior Unsecured Notes:
1,100,000		Baa1(b)	4.700% due 10/22/31(a)	1,021,883
1,000,000	EUR	Baa1(b)	(Cost — $888,181, acquired 5/30/24), 2.750% due 1/22/33(c)	994,946
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	201,927
400,000		AAA	3.750% due 11/15/29	401,267
200,000		AAA	4.500% due 3/14/30	206,699
300,000		AAA	4.125% due 2/13/34	299,707
200,000		AAA	4.625% due 2/12/35	206,209
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	1.500% due 1/13/27	193,927
200,000		AAA	4.375% due 2/1/27	201,580
400,000		AAA	4.375% due 7/17/34	405,187

			Total Multi-National	6,652,451

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Office/Business Equipment — 0.0%@
$25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	$23,923

Oil & Gas — 2.0%
			Aker BP ASA, Senior Unsecured Notes:
600,000	EUR	BBB	(Cost — $600,978, acquired 3/7/24), 1.125% due 5/12/29(c)	655,870
1,340,000		BBB	5.125% due 10/1/34(a)	1,300,311
215,000		BBB-	Antero Resources Corp., Company Guaranteed Notes, 7.625% due 2/1/29(a)	219,434
			APA Corp., Senior Unsecured Notes:
159,000		BBB-	4.250% due 1/15/30(a)	153,811
720,000		BBB-	5.350% due 7/1/49(a)	574,254
175,000		BB-	Baytex Energy Corp., Company Guaranteed Notes, 8.500% due 4/30/30(a)	178,785
267,073		BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	272,352
			BP Capital Markets America Inc., Company Guaranteed Notes:
250,000		A-	3.017% due 1/16/27	247,083
110,000		A-	3.633% due 4/6/30	107,610
50,000		A-	4.812% due 2/13/33	50,167
93,000		A-	4.989% due 4/10/34	93,969
1,920,000		A-	5.227% due 11/17/34	1,959,387
50,000		A-	2.772% due 11/10/50	30,210
100,000		A-	2.939% due 6/4/51	62,061
50,000		A-	3.001% due 3/17/52	31,349
50,000		A-	3.379% due 2/8/61	32,010
			BP Capital Markets PLC, Company Guaranteed Notes:
1,000,000		BBB	4.875% (5-Year CMT Index + 4.398%)(d)(e)	993,584
1,000,000		BBB	6.450% (5-Year CMT Index + 2.153%)(d)(e)	1,053,870
50,000		Baa1(b)	Canadian Natural Resources Ltd., Senior Unsecured Notes, 4.950% due 6/1/47	43,291
			Chevron USA Inc., Company Guaranteed Notes:
10,000		AA-	3.850% due 1/15/28	10,020
100,000		AA-	4.687% due 4/15/30	102,224
100,000		AA-	4.300% due 10/15/30	100,545
25,000		AA-	2.343% due 8/12/50	14,289
65,000		BB	Chord Energy Corp., Company Guaranteed Notes, 6.750% due 3/15/33(a)	66,702
			Civitas Resources Inc., Company Guaranteed Notes:
250,000		BB-	8.375% due 7/1/28(a)	259,951
250,000		BB-	8.750% due 7/1/31(a)	257,551
25,000		A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,393
135,000		B	Comstock Resources Inc., Company Guaranteed Notes, 6.750% due 3/1/29(a)	133,205
			ConocoPhillips Co., Company Guaranteed Notes:
25,000		A-	5.050% due 9/15/33	25,530
25,000		A-	6.500% due 2/1/39	27,903
25,000		A-	3.800% due 3/15/52	18,107
50,000		A-	5.300% due 5/15/53	45,917
25,000		A-	5.550% due 3/15/54	23,784
1,570,000		A-	5.500% due 1/15/55	1,481,479
50,000		A-	4.025% due 3/15/62	35,908
25,000		A-	5.700% due 9/15/63	23,823
340,000		A-	5.650% due 1/15/65	321,420
			Continental Resources Inc., Company Guaranteed Notes:
180,000		BBB-	2.268% due 11/15/26(a)	175,159
580,000		BBB-	4.375% due 1/15/28	576,578
80,000		BBB-	5.750% due 1/15/31(a)	82,143
			Coterra Energy Inc., Senior Unsecured Notes:
950,000		BBB	3.900% due 5/15/27	943,965
150,000		BBB	4.375% due 3/15/29	149,797
590,000		BBB	5.400% due 2/15/35	588,395

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.0% — (continued)
$445,000	BBB	5.900% due 2/15/55	$415,712
180,000	BB-	Crescent Energy Finance LLC, Company Guaranteed Notes, 9.250% due 2/15/28(a)	187,399
		Devon Energy Corp., Senior Unsecured Notes:
92,000	BBB	5.875% due 6/15/28	92,004
129,000	BBB	4.500% due 1/15/30	129,083
25,000	BBB	5.200% due 9/15/34	24,508
485,000	BBB	5.600% due 7/15/41	454,945
10,000	BBB	4.750% due 5/15/42	8,448
640,000	BBB	5.000% due 6/15/45	539,078
95,000	BB+	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	100,830
		Diamondback Energy Inc., Company Guaranteed Notes:
114,000	BBB	3.250% due 12/1/26	112,682
694,000	BBB	3.500% due 12/1/29	669,105
200,000	BBB	3.125% due 3/24/31	184,950
330,000	BBB	4.400% due 3/24/51	256,642
2,000,000	NR	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29(a)	1,950,592
100,000	BB	Ecopetrol SA, Senior Unsecured Notes, 8.375% due 1/19/36	101,364
		Eni SpA, Senior Unsecured Notes:
380,000	A-	5.750% due 5/19/35(a)	392,381
1,290,000	A-	5.950% due 5/15/54(a)	1,255,118
190,000	A-	EOG Resources Inc., Senior Unsecured Notes, 4.375% due 4/15/30	191,120
		EQT Corp., Senior Unsecured Notes:
236,000	BBB-	3.900% due 10/1/27	233,846
52,000	BBB-	5.700% due 4/1/28	53,755
201,000	BBB-	5.000% due 1/15/29	203,372
462,000	BBB-	4.750% due 1/15/31(a)	458,734
200,000	BBB-	3.625% due 5/15/31(a)	187,045
128,000	BBB-	5.750% due 2/1/34	132,534
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	49,602
50,000	AA-	3.250% due 11/18/49	34,937
25,000	AA-	3.700% due 4/6/50	18,945
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	10,030
105,000	BBB-	6.750% due 4/15/29(a)	106,415
2,025,000	BBB-	5.375% due 3/15/30	2,045,963
295,000	BBB-	4.750% due 2/1/32	287,325
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	176,115
460,000	AA-	4.227% due 3/19/40	414,212
75,000	AA-	4.114% due 3/1/46	61,784
185,000	AA-	4.327% due 3/19/50	153,393
200,000	AA-	3.452% due 4/15/51	141,239
125,000	BB-	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(a)	128,077
75,000	AA-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	75,870
210,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	207,458
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,713
25,000	BBB	6.500% due 3/1/41	26,301
235,000	BB-	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(a)	238,609
65,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	66,127
60,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	62,185
		Occidental Petroleum Corp., Senior Unsecured Notes:
50,000	BB+	5.550% due 10/1/34	49,792
50,000	BB+	6.450% due 9/15/36	51,757

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 2.0% — (continued)
$25,000		BB+	6.200% due 3/15/40	$24,711
50,000		BB+	6.600% due 3/15/46	50,248
177,000		BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	184,031
			Permian Resources Operating LLC, Company Guaranteed Notes:
175,000		BB+	5.875% due 7/1/29(a)	175,176
140,000		BB+	6.250% due 2/1/33(a)	142,706
			Petroleos Mexicanos, Company Guaranteed Notes:
100,000		BBB	5.350% due 2/12/28	98,105
300,000		BBB	6.840% due 1/23/30	299,948
100,000		BBB	6.700% due 2/16/32	95,963
100,000		BBB	10.000% due 2/7/33	112,093
300,000		BBB	7.690% due 1/23/50	256,705
50,000		BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	45,712
			Pioneer Natural Resources Co., Senior Unsecured Notes:
50,000		AA-	1.900% due 8/15/30	44,747
330,000		AA-	2.150% due 1/15/31	296,108
			Saudi Arabian Oil Co., Senior Unsecured Notes:
655,000		Aa3(b)	5.375% due 6/2/35(a)	672,969
730,000		Aa3(b)	6.375% due 6/2/55(a)	752,495
			Shell Finance US Inc., Company Guaranteed Notes:
25,000		A+	4.125% due 5/11/35	23,762
90,000		A+	4.550% due 8/12/43	79,555
140,000		A+	4.375% due 5/11/45	119,464
340,000		A+	4.000% due 5/10/46	271,299
480,000		A+	3.250% due 4/6/50	329,039
			Shell International Finance BV, Company Guaranteed Notes:
220,000		A+	3.875% due 11/13/28	219,746
50,000		A+	3.000% due 11/26/51	32,121
215,000		BB-	SM Energy Co., Senior Unsecured Notes, 6.625% due 1/15/27	215,290
110,000		BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	116,442
185,000		BB+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	185,258
50,000		A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	32,894
			TotalEnergies Capital SA, Company Guaranteed Notes:
50,000		A+	5.150% due 4/5/34	51,561
100,000		A+	4.724% due 9/10/34	100,011
740,000		A+	5.425% due 9/10/64	684,830
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,281
380,000		BBB	Var Energi ASA, Senior Unsecured Notes, 6.500% due 5/22/35(a)	398,130
115,000		B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	113,392
700,000	EUR	Ba1(b)	Wintershall Dea Finance 2 BV, Company Guaranteed Notes, (Cost — $689,991, acquired 12/10/24), 3.000% (3.319% — 5-Year EUR Swap Rate)(c)(e)(h)	786,434

			Total Oil & Gas	33,358,518

Oil & Gas Services — 0.1%
85,000		BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	85,324
			Halliburton Co., Senior Unsecured Notes:
20,000		BBB+	4.850% due 11/15/35	19,496
100,000		BBB+	5.000% due 11/15/45	88,308
100,000		BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	103,497
400,000	EUR	B1(b)	OEG Finance PLC, Senior Secured Notes, (Cost — $437,741, acquired 12/11/24), 7.250% due 9/27/29(c)	489,354
			Schlumberger Holdings Corp.:
910,000		A	Company Guaranteed Notes, 4.850% due 5/15/33(a)	908,064
171,000		A	Senior Unsecured Notes, 3.900% due 5/17/28(a)	170,569

			Total Oil & Gas Services	1,864,612

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Packaging & Containers — 0.1%
			Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes:
$94,000		BBB	2.690% due 5/25/31	$85,110
570,000		BBB+(i)	5.100% due 3/17/30	583,836
			Ball Corp., Company Guaranteed Notes:
95,000		BB+	6.000% due 6/15/29	97,332
50,000		BB+	5.500% due 9/15/33	50,631
25,000		BBB	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	25,999
170,000		BB	Graphic Packaging International LLC, Company Guaranteed Notes, 6.375% due 7/15/32(a)	172,975
160,000		B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/27(a)	162,105
430,000	EUR	BB-	OI European Group BV, Senior Unsecured Notes, (Cost — $495,178, acquired 9/6/24), 6.250% due 5/15/28(c)	516,800
85,000		B+	Owens-Brockway Glass Container Inc., Company Guaranteed Notes, 6.625% due 5/13/27(a)	85,010
			Packaging Corp. of America, Senior Unsecured Notes:
25,000		BBB	5.700% due 12/1/33	26,313
25,000		BBB	3.050% due 10/1/51	15,705
135,000		BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(a)	132,271
239,000		BBB-	Sonoco Products Co., Senior Unsecured Notes, 3.125% due 5/1/30	224,984
100,000		BB-	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	96,311
			WRKCo Inc., Company Guaranteed Notes:
50,000		BBB	3.900% due 6/1/28	49,651
25,000		BBB	4.900% due 3/15/29	25,538

			Total Packaging & Containers	2,350,571

Pharmaceuticals — 0.8%
255,000		B	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(a)	265,003
			AbbVie Inc., Senior Unsecured Notes:
300,000		A-	2.950% due 11/21/26	296,127
100,000		A-	4.800% due 3/15/27	101,059
400,000		A-	4.800% due 3/15/29	409,543
1,430,000		A-	3.200% due 11/21/29	1,377,935
180,000		A-	4.950% due 3/15/31	185,861
240,000		A-	5.050% due 3/15/34	244,524
200,000		A-	4.550% due 3/15/35	195,918
200,000		A-	4.500% due 5/14/35	193,909
10,000		A-	4.875% due 11/14/48	9,029
355,000		A-	4.250% due 11/21/49	289,644
75,000		A-	5.400% due 3/15/54	72,102
500,000		A-	5.600% due 3/15/55	495,035
45,000		B+	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	42,586
50,000		A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	51,085
			AstraZeneca PLC, Senior Unsecured Notes:
25,000		A+	4.000% due 9/18/42	21,253
25,000		A+	4.375% due 11/16/45	21,811
25,000		A+	4.375% due 8/17/48	21,501
25,000		A+	2.125% due 8/6/50	13,789
25,000		A+	3.000% due 5/28/51	16,649
			Becton Dickinson & Co., Senior Unsecured Notes:
243,000		BBB	4.693% due 2/13/28	246,425
27,000		BBB	4.685% due 12/15/44	23,627
25,000		BBB	4.669% due 6/6/47	21,597
25,000		BBB	3.794% due 5/20/50	18,517
			Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000		A	4.900% due 2/22/27	101,266
41,000		A	3.400% due 7/26/29	39,973
273,000		A	5.100% due 2/22/31	283,937

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 0.8% — (continued)
$770,000	A	5.200% due 2/22/34	$790,661
98,000	A	4.125% due 6/15/39	87,287
50,000	A	3.550% due 3/15/42	39,487
50,000	A	4.350% due 11/15/47	41,520
50,000	A	4.550% due 2/20/48	42,563
50,000	A	4.250% due 10/26/49	40,067
50,000	A	2.550% due 11/13/50	29,105
50,000	A	3.700% due 3/15/52	36,185
939,000	A	5.550% due 2/22/54	906,823
50,000	A	3.900% due 3/15/62	35,531
90,000	A	5.650% due 2/22/64	86,362
		CVS Health Corp., Senior Unsecured Notes:
150,000	BBB	4.300% due 3/25/28	149,904
150,000	BBB	5.000% due 1/30/29	152,840
394,000	BBB	2.125% due 9/15/31	340,148
100,000	BBB	4.780% due 3/25/38	92,018
100,000	BBB	5.125% due 7/20/45	88,192
200,000	BBB	5.050% due 3/25/48	171,858
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	100,858
595,000	A+	4.700% due 2/9/34	596,018
200,000	A+	4.600% due 8/14/34	198,870
100,000	A+	4.900% due 10/15/35	100,589
25,000	A+	3.950% due 3/15/49	19,770
25,000	A+	4.875% due 2/27/53	22,624
110,000	A+	5.000% due 2/9/54	101,065
100,000	A+	5.550% due 10/15/55	99,508
25,000	A+	4.150% due 3/15/59	19,548
25,000	A+	4.950% due 2/27/63	22,284
475,000	A+	5.100% due 2/9/64	433,314
750,000	A+	5.650% due 10/15/65	745,843
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	55,674
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	4.550% due 3/1/28	101,980
50,000	AAA	4.950% due 6/1/34	52,265
50,000	AAA	5.000% due 3/1/35	51,420
50,000	AAA	3.625% due 3/3/37	44,906
50,000	AAA	3.700% due 3/1/46	40,049
50,000	AAA	5.250% due 6/1/54	49,433
25,000	AAA	2.450% due 9/1/60	13,738
		Merck & Co., Inc., Senior Unsecured Notes:
25,000	A+	3.900% due 3/7/39	22,059
25,000	A+	3.600% due 9/15/42	19,877
50,000	A+	4.150% due 5/18/43	42,455
50,000	A+	3.700% due 2/10/45	39,179
50,000	A+	4.000% due 3/7/49	39,448
50,000	A+	2.450% due 6/24/50	28,947
390,000	A+	2.750% due 12/10/51	237,102
100,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.800% due 9/18/29	99,587
255,000	BB	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	244,384
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	150,194
140,000	A	1.700% due 5/28/30	125,340
25,000	A	4.000% due 12/15/36	23,042
25,000	A	3.900% due 3/15/39	21,823

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 0.8% — (continued)
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
$200,000	A	4.750% due 5/19/33	$200,433
200,000	A	5.300% due 5/19/53	186,639
158,000	A	5.340% due 5/19/63	144,764
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	232,374
175,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 8.125% due 9/15/31	199,014
25,000	BB+	Utah Acquisition Sub Inc., Company Guaranteed Notes, 5.250% due 6/15/46	20,416
50,000	BB+	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	33,010
50,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	53,509
		Zoetis Inc., Senior Unsecured Notes:
160,000	BBB+	5.000% due 8/17/35	159,375
25,000	BBB+	4.700% due 2/1/43	22,680
25,000	BBB+	3.950% due 9/12/47	19,727

		Total Pharmaceuticals	13,425,390

Pipelines — 1.4%
215,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	215,709
140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	148,699
		Buckeye Partners LP, Senior Unsecured Notes:
130,000	BB-	4.125% due 12/1/27	127,967
125,000	BB-	6.875% due 7/1/29(a)	129,628
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
72,000	BBB	5.125% due 6/30/27	72,810
199,000	BBB	3.700% due 11/15/29	193,319
260,000	BBB-	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	259,838
		Cheniere Energy Partners LP, Company Guaranteed Notes:
72,000	BBB	4.500% due 10/1/29	71,860
143,000	BBB	4.000% due 3/1/31	137,805
436,000	BBB	3.250% due 1/31/32	394,819
105,000	BBB	5.950% due 6/30/33	110,111
600,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	635,332
		DT Midstream Inc., Company Guaranteed Notes:
180,000	BBB-	4.125% due 6/15/29(a)	175,051
55,000	BBB-	4.375% due 6/15/31(a)	52,948
50,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	51,243
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.900% due 11/15/26	101,778
50,000	BBB+	2.500% due 8/1/33	42,140
25,000	BBB+	5.625% due 4/5/34	25,815
50,000	BBB+	3.400% due 8/1/51	33,112
50,000	BBB+	6.700% due 11/15/53	53,948
450,000	BBB+	5.950% due 4/5/54	444,844
725,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	726,503
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	246,858
		Junior Subordinated Notes:
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(d)	431,753
380,000	BB+	6.500% (5-Year CMT Index + 2.676%) due 2/15/56(d)	378,461
		Senior Unsecured Notes:
49,000	BBB	5.500% due 6/1/27	49,846
76,000	BBB	5.550% due 2/15/28	78,266

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.4% — (continued)
$30,000	BBB	4.950% due 6/15/28	$30,467
800,000	BBB	3.750% due 5/15/30	775,493
280,000	BBB	5.550% due 5/15/34	284,396
25,000	BBB	5.800% due 6/15/38	25,310
340,000	BBB	5.300% due 4/1/44	304,850
18,000	BBB	5.300% due 4/15/47	15,886
750,000	BBB	6.250% due 4/15/49	736,965
147,000	BBB	5.000% due 5/15/50	122,330
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,645
100,000	A-	3.950% due 2/15/27	99,838
660,000	A-	4.150% due 10/16/28	662,892
50,000	A-	4.850% due 1/31/34	49,995
150,000	A-	6.650% due 10/15/34	169,316
50,000	A-	4.950% due 2/15/35	49,917
250,000	A-	4.850% due 3/15/44	226,020
25,000	A-	5.100% due 2/15/45	23,151
25,000	A-	4.250% due 2/15/48	20,198
50,000	A-	4.800% due 2/1/49	43,277
50,000	A-	4.200% due 1/31/50	39,391
130,000	A-	3.700% due 1/31/51	93,253
25,000	A-	3.200% due 2/15/52	16,287
25,000	A-	3.300% due 2/15/53	16,430
670,000	A-	5.550% due 2/16/55	640,277
180,000	A-	3.950% due 1/31/60	129,806
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(d)	59,513
105,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.750% due 2/1/28	106,218
90,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	92,773
130,000	BBB-	Hess Midstream Operations LP, Company Guaranteed Notes, 5.875% due 3/1/28(a)	132,255
65,000	BB-	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 7.375% due 7/15/32(a)	67,817
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	27,849
		Kinder Morgan Inc., Company Guaranteed Notes:
110,000	BBB	5.000% due 2/1/29	112,326
170,000	BBB	5.150% due 6/1/30	174,814
50,000	BBB	5.550% due 6/1/45	47,264
25,000	BBB	5.200% due 3/1/48	22,235
55,000	BBB	3.250% due 8/1/50	35,089
82,000	BBB	3.600% due 2/15/51	55,863
25,000	BBB	5.450% due 8/1/52	22,769
685,000	BB+	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(a)	691,248
		MPLX LP, Senior Unsecured Notes:
100,000	BBB	4.125% due 3/1/27	99,824
850,000	BBB	4.800% due 2/15/29	861,175
180,000	BBB	4.800% due 2/15/31	180,126
130,000	BBB	4.500% due 4/15/38	116,021
140,000	BBB	4.700% due 4/15/48	113,680
50,000	BBB	5.500% due 2/15/49	45,095
50,000	BBB	4.950% due 3/14/52	41,245
515,000	BBB	6.200% due 9/15/55	501,616
100,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(a)	102,084
100,000	BB	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	102,914
74,000	BBB+	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	73,801
85,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	88,068

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.4% — (continued)
		ONEOK Inc., Company Guaranteed Notes:
$200,000	BBB	5.800% due 11/1/30	$210,644
165,000	BBB	6.050% due 9/1/33	173,547
25,000	BBB	5.050% due 11/1/34	24,379
25,000	BBB	5.150% due 10/15/43	22,194
100,000	BBB	5.200% due 7/15/48	87,235
25,000	BBB	4.850% due 2/1/49	20,420
50,000	BBB	3.950% due 3/1/50	35,551
25,000	BBB	4.500% due 3/15/50	19,548
105,000	BBB	6.625% due 9/1/53	107,977
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,097
166,680	B2(b)	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30(a)	158,654
150,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	150,149
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	521,887
180,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	177,215
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
46,000	BBB+	5.000% due 3/15/27	46,273
40,000	BBB+	4.200% due 3/15/28	39,994
134,000	BBB+	5.900% due 9/15/37	141,220
1,120,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29	1,134,062
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	20,937
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes:
150,000	B+	6.000% due 3/1/27(a)	149,912
890,000	B+	6.000% due 12/31/30(a)	878,251
		Targa Resources Corp., Company Guaranteed Notes:
72,000	BBB	6.150% due 3/1/29	76,000
130,000	BBB	4.200% due 2/1/33	122,638
50,000	BBB	6.500% due 2/15/53	51,171
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
100,000	BBB	5.000% due 1/15/28	100,107
20,000	BBB	6.875% due 1/15/29	20,392
113,000	BBB	5.500% due 3/1/30	115,160
489,000	BBB	4.875% due 2/1/31	487,159
40,000	BBB	4.000% due 1/15/32	37,636
25,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	22,557
420,000	BBB-	Transcanada Trust, Company Guaranteed Notes, 5.500% (SOFR + 4.416%) due 9/15/79(d)	415,264
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
137,000	BBB+	4.000% due 3/15/28	136,773
138,000	BBB+	4.600% due 3/15/48	116,291
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
200,000	BBB-	3.875% due 8/15/29(a)	191,855
110,000	BBB-	3.875% due 11/1/33(a)	98,055
		Venture Global LNG Inc.:
380,000	B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(d)(e)	377,595
		Senior Secured Notes:
200,000	BB	8.125% due 6/1/28(a)	207,358
725,000	BB	9.500% due 2/1/29(a)	797,604
330,000	BB	7.000% due 1/15/30(a)	340,312
85,000	BB+	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 6.500% due 1/15/34(a)	88,791
		Western Midstream Operating LP, Senior Unsecured Notes:
630,000	BBB-	4.050% due 2/1/30	612,557
115,000	BBB-	5.250% due 2/1/50	96,254

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Pipelines — 1.4% — (continued)
$50,000		BBB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 6.000% due 3/15/55	$49,809

			Total Pipelines	22,749,019

Private Equity — 0.0%@
			Brookfield Finance Inc., Company Guaranteed Notes:
50,000		A-	3.900% due 1/25/28	49,656
25,000		A-	4.850% due 3/29/29	25,420
50,000		A-	5.968% due 3/4/54	50,171
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,023

			Total Private Equity	142,270

Real Estate — 0.0%@
490,000	EUR	Ba1(b)	Castellum AB, Junior Subordinated Notes, (Cost — $494,515, acquired 12/4/24), 3.125% (3.454% — 5-Year EUR Swap Rate)(c)(e)(h)	566,909

Real Estate Investment Trusts (REITs) — 0.8%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/27	24,893
25,000		BBB+	3.950% due 1/15/28	24,844
25,000		BBB+	4.500% due 7/30/29	25,109
25,000		BBB+	1.875% due 2/1/33	20,289
25,000		BBB+	4.750% due 4/15/35	24,139
50,000		BBB+	3.550% due 3/15/52	33,941
25,000		BBB+	5.625% due 5/15/54	23,513
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	24,939
25,000		BBB	3.625% due 4/15/32	23,270
25,000		BBB	5.500% due 2/1/34	25,682
			American Tower Corp., Senior Unsecured Notes:
50,000		BBB+	3.650% due 3/15/27	49,628
100,000		BBB+	5.800% due 11/15/28	104,550
86,000		BBB+	3.800% due 8/15/29	84,276
100,000		BBB+	2.100% due 6/15/30	89,965
112,000		BBB+	1.875% due 10/15/30	98,764
106,000		BBB+	2.700% due 4/15/31	96,157
47,000		BBB+	2.300% due 9/15/31	41,390
1,865,000		NR	Arbor Realty SR Inc., Company Guaranteed Notes, 5.000% due 12/30/28(a)	1,658,509
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	24,280
25,000		A-	2.300% due 3/1/30	23,022
25,000		A-	5.000% due 2/15/33	25,505
25,000		A-	5.300% due 12/7/33	25,817
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	25,020
25,000		BBB	3.400% due 6/21/29	23,966
25,000		BBB	3.250% due 1/30/31	23,236
25,000		BBB	2.450% due 10/1/33	20,297
25,000		BBB	6.500% due 1/15/34	26,835
80,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29	87,056
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,491
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	25,124
			Crown Castle Inc., Senior Unsecured Notes:
109,000		BBB	5.000% due 1/11/28	110,506
113,000		BBB	3.800% due 2/15/28	111,555
69,000		BBB	3.100% due 11/15/29	65,473

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.8% — (continued)
$83,000		BBB	2.250% due 1/15/31	$73,528
66,000		BBB	2.100% due 4/1/31	57,558
80,000		BBB	2.500% due 7/15/31	70,934
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	24,650
25,000		BBB	2.500% due 2/15/32	21,802
300,000	EUR	BBB+	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost — $247,527, acquired 5/30/23), 0.625% due 7/15/31(c)	300,327
25,000		BBB+	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,758
			EPR Properties, Senior Unsecured Notes:
25,000		BBB-	3.750% due 8/15/29	24,014
305,000		BBB-	3.600% due 11/15/31	279,319
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB+	1.550% due 3/15/28	121,986
183,000		BBB+	2.000% due 5/15/28	172,991
183,000		BBB+	3.200% due 11/18/29	174,872
170,000		BBB+	2.500% due 5/15/31	152,509
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,658
25,000		A-	4.150% due 12/1/28	25,073
25,000		A-	3.000% due 7/1/29	23,994
25,000		A-	2.500% due 2/15/30	23,296
25,000		A-	1.850% due 8/1/31	21,855
1,331,000		BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,199,738
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,794
25,000		BBB+	4.000% due 3/1/29	24,735
170,000		BBB+	5.500% due 4/1/34	175,583
106,000		BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	109,583
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
87,000		BBB-	5.300% due 1/15/29	88,618
267,000		BBB-	4.000% due 1/15/30	258,439
65,000		BBB-	4.000% due 1/15/31	61,923
86,000		BBB-	3.250% due 1/15/32	76,812
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	23,027
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	22,221
146,000		BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	137,805
450,000		BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/27(a)	447,440
			Kilroy Realty LP, Company Guaranteed Notes:
25,000		BBB-	4.250% due 8/15/29	24,438
25,000		BBB-	2.650% due 11/15/33	20,214
			Kimco Realty OP LLC, Company Guaranteed Notes:
25,000		BBB+	3.800% due 4/1/27	24,851
25,000		BBB+	3.200% due 4/1/32	22,886
25,000		BBB+	4.600% due 2/1/33	24,627
65,000		BB	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 7.000% due 7/15/31(a)	68,390
25,000		A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	25,220
			NNN REIT Inc., Senior Unsecured Notes:
124,000		BBB+	3.100% due 4/15/50	78,633
238,000		BBB+	3.500% due 4/15/51	163,353
			Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000		BBB-	4.750% due 1/15/28	25,212
790,000		BBB-	3.625% due 10/1/29	756,837
765,000		BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	648,109

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.8% — (continued)
		Prologis LP, Senior Unsecured Notes:
$25,000	A	4.875% due 6/15/28	$25,573
147,000	A	2.250% due 4/15/30	135,193
25,000	A	4.625% due 1/15/33	24,947
25,000	A	5.125% due 1/15/34	25,517
25,000	A	5.000% due 3/15/34	25,258
140,000	A	2.125% due 10/15/50	74,456
25,000	A	5.250% due 6/15/53	23,412
		Public Storage Operating Co., Company Guaranteed Notes:
25,000	A	1.850% due 5/1/28	23,650
25,000	A	3.385% due 5/1/29	24,406
25,000	A	2.250% due 11/9/31	22,138
25,000	A	5.100% due 8/1/33	25,784
		Realty Income Corp., Senior Unsecured Notes:
57,000	A-	3.100% due 12/15/29	54,552
74,000	A-	3.250% due 1/15/31	69,886
134,000	A-	5.125% due 2/15/34	136,396
		Regency Centers LP, Company Guaranteed Notes:
25,000	A-	3.600% due 2/1/27	24,813
25,000	A-	5.250% due 1/15/34	25,605
		RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
240,000	BB	4.750% due 10/15/27	239,568
100,000	BB	6.500% due 4/1/32(a)	102,850
155,000	BB+	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	145,796
		Simon Property Group LP, Senior Unsecured Notes:
50,000	A	3.375% due 6/15/27	49,503
50,000	A	3.375% due 12/1/27	49,389
50,000	A	2.450% due 9/13/29	46,919
50,000	A	2.650% due 7/15/30	46,499
25,000	A	2.200% due 2/1/31	22,385
25,000	A	2.250% due 1/15/32	21,829
25,000	A	2.650% due 2/1/32	22,303
25,000	A	5.500% due 3/8/33	26,244
25,000	A	6.250% due 1/15/34	27,364
50,000	A	3.250% due 9/13/49	33,840
25,000	A	3.800% due 7/15/50	18,607
110,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	115,470
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	22,935
255,000	BBB+	2.100% due 8/1/32	215,391
170,000	BBB+	5.125% due 9/1/34	170,785
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,883
25,000	BBB+	4.400% due 1/15/29	25,087
25,000	BBB+	3.000% due 1/15/30	23,656
25,000	BBB+	4.875% due 4/15/49	21,547
312,000	BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	314,713
160,000	BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	159,520
460,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 4.750% due 9/17/44(a)	385,758
		Welltower OP LLC, Company Guaranteed Notes:
25,000	A-	2.700% due 2/15/27	24,533
25,000	A-	2.050% due 1/15/29	23,384
25,000	A-	4.125% due 3/15/29	25,008
25,000	A-	3.100% due 1/15/30	23,848

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.8% — (continued)
$25,000		A-	2.750% due 1/15/31	$23,035
25,000		A-	2.750% due 1/15/32	22,504
			Weyerhaeuser Co., Senior Unsecured Notes:
25,000		BBB	4.000% due 11/15/29	24,718
25,000		BBB	4.000% due 3/9/52	19,000

			Total Real Estate Investment Trusts (REITs)	12,530,110

Retail — 0.3%
100,000		BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	97,333
50,000		BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	51,406
295,000		BB+	Bath & Body Works Inc., Company Guaranteed Notes, 7.500% due 6/15/29	303,807
25,000		BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	17,781
25,000		BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,081
340,000	EUR	BB+	Dufry One BV, Senior Unsecured Notes, (Cost — $402,402, acquired 7/9/25), 4.500% due 5/23/32(c)	404,680
130,000		BB	Gap Inc. (The), Company Guaranteed Notes, 3.625% due 10/1/29(a)	122,033
50,000		BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	48,552
			Home Depot Inc. (The), Senior Unsecured Notes:
100,000		A	2.950% due 6/15/29	96,383
50,000		A	5.875% due 12/16/36	54,044
70,000		A	3.300% due 4/15/40	56,241
25,000		A	4.200% due 4/1/43	21,359
25,000		A	4.875% due 2/15/44	23,148
25,000		A	4.400% due 3/15/45	21,508
50,000		A	4.250% due 4/1/46	42,015
50,000		A	4.500% due 12/6/48	42,861
50,000		A	3.125% due 12/15/49	33,653
180,000		A	3.350% due 4/15/50	125,228
50,000		A	2.375% due 3/15/51	28,164
50,000		A	2.750% due 9/15/51	30,399
50,000		A	3.625% due 4/15/52	36,285
25,000		A	4.950% due 9/15/52	22,612
25,000		A	3.500% due 9/15/56	17,269
95,000		BB+	Lithia Motors Inc., Senior Unsecured Notes, 3.875% due 6/1/29(a)	91,146
			Lowe’s Cos., Inc., Senior Unsecured Notes:
405,000		BBB+	3.650% due 4/5/29	397,745
284,000		BBB+	1.700% due 10/15/30	249,718
91,000		BBB+	2.625% due 4/1/31	82,954
50,000		BBB+	4.050% due 5/3/47	38,857
50,000		BBB+	3.000% due 10/15/50	31,003
25,000		BBB+	4.250% due 4/1/52	19,403
50,000		BBB+	5.625% due 4/15/53	47,797
25,000		BBB+	4.450% due 4/1/62	19,224
			Macy’s Retail Holdings LLC, Company Guaranteed Notes:
360,000		BB+	5.875% due 3/15/30(a)	356,867
95,000		BB+	6.125% due 3/15/32(a)	92,816
			McDonald’s Corp., Senior Unsecured Notes:
100,000		BBB+	3.500% due 3/1/27	99,181
25,000		BBB+	4.700% due 12/9/35	24,622
25,000		BBB+	6.300% due 3/1/38	27,437
25,000		BBB+	4.450% due 9/1/48	20,956
70,000		BBB+	3.625% due 9/1/49	50,956
425,000		BBB+	4.200% due 4/1/50	339,252
25,000		BBB+	5.150% due 9/9/52	23,022
25,000		BBB+	5.450% due 8/14/53	24,017

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3% — (continued)
$110,000	BB+	Nordstrom Inc., Senior Secured Notes, 4.375% due 4/1/30	$101,817
115,000	BB-	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 6/15/29	109,724
150,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	145,917
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	51,472
25,000	BBB+	3.750% due 12/1/47	18,357
25,000	BBB+	4.500% due 11/15/48	20,738
25,000	BBB+	4.450% due 8/15/49	20,425
25,000	BBB+	3.350% due 3/12/50	16,793
25,000	BBB+	3.500% due 11/15/50	17,249
80,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	76,914
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	50,035
25,000	A	4.000% due 7/1/42	20,911
25,000	A	3.625% due 4/15/46	18,783
50,000	A	2.950% due 1/15/52	31,422
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	84,128
40,000	AA	1.800% due 9/22/31	35,292
100,000	AA	4.100% due 4/15/33	98,301
25,000	AA	6.200% due 4/15/38	27,987
25,000	AA	3.950% due 6/28/38	22,890
25,000	AA	5.625% due 4/15/41	26,022
25,000	AA	2.500% due 9/22/41	17,646
25,000	AA	3.625% due 12/15/47	19,159
50,000	AA	4.050% due 6/29/48	41,038
25,000	AA	2.950% due 9/24/49	16,735
50,000	AA	2.650% due 9/22/51	30,817

		Total Retail	4,873,387

Savings & Loans — 0.1%
1,685,000	BBB+	Nationwide Building Society, Senior Non-Preferred Notes, 4.649% (SOFR + 1.060%) due 7/14/29(a)(d)	1,699,160

Semiconductors — 0.5%
164,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	163,988
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	18,146
25,000	A-	2.950% due 10/1/51	16,063
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	49,569
25,000	A	5.850% due 6/15/41	26,167
25,000	A	4.350% due 4/1/47	21,311
100,000	BBB+	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	99,601
		Broadcom Inc.:
		Company Guaranteed Notes:
377,000	BBB+	4.150% due 11/15/30	373,283
50,000	BBB+	3.500% due 2/15/41(a)	39,679
100,000	BBB+	3.750% due 2/15/51(a)	74,791
		Senior Unsecured Notes:
170,000	BBB+	4.150% due 4/15/32(a)	164,726
100,000	BBB+	3.469% due 4/15/34(a)	89,725
1,054,000	BBB+	3.137% due 11/15/35(a)	891,982
10,000	BBB+	3.187% due 11/15/36(a)	8,354
108,000	BBB+	4.926% due 5/15/37(a)	105,056

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.5% — (continued)
		Entegris Inc.:
$215,000	BB-	Company Guaranteed Notes, 5.950% due 6/15/30(a)	$217,932
445,000	BB	Senior Secured Notes, 4.750% due 4/15/29(a)	438,939
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	328,618
2,300,000	BBB	6.200% due 1/25/37(a)	2,420,665
		Intel Corp., Senior Unsecured Notes:
100,000	BBB	2.450% due 11/15/29	92,254
735,000	BBB	3.250% due 11/15/49	459,411
100,000	BBB	4.750% due 3/25/50	80,204
50,000	BBB	4.900% due 8/5/52	40,706
50,000	BBB	5.700% due 2/10/53	45,942
25,000	BBB	5.600% due 2/21/54	22,768
64,000	BBB	5.900% due 2/10/63	59,217
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	258,809
50,000	A-	5.250% due 7/15/62	46,539
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	22,653
25,000	A-	3.125% due 6/15/60	15,400
		Marvell Technology Inc.:
55,000	BBB-	Company Guaranteed Notes, 4.750% due 7/15/30	55,508
		Senior Unsecured Notes:
25,000	BBB-	5.750% due 2/15/29	26,088
175,000	BBB-	5.450% due 7/15/35	177,910
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	5.375% due 4/15/28	25,776
25,000	BBB-	4.663% due 2/15/30	25,153
100,000	BBB-	5.875% due 2/9/33	105,005
25,000	BBB-	5.875% due 9/15/33	26,303
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,171
510,000	AA-	3.500% due 4/1/50	379,782
160,000	AA-	3.700% due 4/1/60	116,655
296,000	BBB+	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 2.500% due 5/11/31	265,315
70,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	68,085
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,948
25,000	A	4.800% due 5/20/45	22,834
25,000	A	3.250% due 5/20/50	17,147
25,000	A	4.500% due 5/20/52	21,043
25,000	A	6.000% due 5/20/53	26,170
105,000	BB-	Synaptics Inc., Company Guaranteed Notes, 4.000% due 6/15/29(a)	100,317
		Texas Instruments Inc., Senior Unsecured Notes:
25,000	A+	3.875% due 3/15/39	22,019
50,000	A+	4.150% due 5/15/48	40,981
62,000	A+	5.050% due 5/18/63	55,782

		Total Semiconductors	8,314,490

Shipbuilding — 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	128,352

Software — 0.4%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	46,516
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	490,916
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	84,959
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	802,433

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Software — 0.4% — (continued)
$25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	$26,466
50,000	B	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(a)	50,233
115,000	BB	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	110,490
25,000	BB+	Fair Isaac Corp., Senior Unsecured Notes, 6.000% due 5/15/33(a)	25,394
		Fidelity National Information Services Inc., Senior Unsecured Notes:
25,000	BBB	1.650% due 3/1/28	23,555
25,000	BBB	3.100% due 3/1/41	18,357
		Fiserv Inc., Senior Unsecured Notes:
25,000	BBB	5.450% due 3/2/28	25,717
25,000	BBB	5.375% due 8/21/28	25,794
25,000	BBB	4.200% due 10/1/28	24,991
100,000	BBB	3.500% due 7/1/29	97,095
25,000	BBB	2.650% due 6/1/30	23,104
50,000	BBB	4.400% due 7/1/49	40,034
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	23,869
25,000	A-	5.125% due 9/15/28	25,830
25,000	A-	1.650% due 7/15/30	22,239
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	49,644
157,000	AAA	2.525% due 6/1/50	96,113
50,000	AAA	2.500% due 9/15/50	30,477
168,000	AAA	2.921% due 3/17/52	110,264
50,000	AAA	4.500% due 2/6/57	44,742
92,000	AAA	3.041% due 3/17/62	58,005
		Oracle Corp., Senior Unsecured Notes:
60,000	BBB	4.650% due 5/6/30	60,827
600,000	BBB	2.875% due 3/25/31	550,146
46,000	BBB	6.250% due 11/9/32	49,723
238,000	BBB	4.300% due 7/8/34	226,141
37,000	BBB	3.850% due 7/15/36	32,548
200,000	BBB	3.800% due 11/15/37	170,847
88,000	BBB	5.375% due 7/15/40	85,258
500,000	BBB	3.650% due 3/25/41	391,615
76,000	BBB	4.000% due 7/15/46	58,001
91,000	BBB	4.000% due 11/15/47	68,826
280,000	BBB	3.600% due 4/1/50	191,813
350,000	BBB	5.375% due 9/27/54	312,321
55,000	BBB	4.375% due 5/15/55	41,939
195,000	BBB	6.000% due 8/3/55	190,726
100,000	BBB	3.850% due 4/1/60	66,960
135,000	BB	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	144,190
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,852
80,000	BBB+	4.450% due 9/15/30	80,170
25,000	BBB+	1.750% due 2/15/31	21,678
25,000	BBB+	4.900% due 10/15/34	24,751
		Salesforce Inc., Senior Unsecured Notes:
140,000	A+	2.700% due 7/15/41	100,787
50,000	A+	2.900% due 7/15/51	31,797
25,000	A+	3.050% due 7/15/61	15,153
205,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	205,211
		Synopsys Inc., Senior Unsecured Notes:
160,000	BBB	4.850% due 4/1/30	163,204
130,000	BBB	5.000% due 4/1/32	132,624
110,000	BBB	5.150% due 4/1/35	111,005
210,000	BBB	5.700% due 4/1/55	206,584

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Software — 0.4% — (continued)
$50,000		BBB+	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	$49,748
			Workday Inc., Senior Unsecured Notes:
25,000		BBB+	3.500% due 4/1/27	24,769
25,000		BBB+	3.700% due 4/1/29	24,615

			Total Software	6,235,066

Telecommunications — 1.1%
			AT&T Inc., Senior Unsecured Notes:
175,000		BBB	4.250% due 3/1/27	175,266
100,000		BBB	2.300% due 6/1/27	96,890
50,000		BBB	1.650% due 2/1/28	47,189
55,000		BBB	4.350% due 3/1/29	55,231
117,000		BBB	2.750% due 6/1/31	107,028
83,000		BBB	5.400% due 2/15/34	85,577
25,000		BBB	5.250% due 3/1/37	25,122
25,000		BBB	4.900% due 8/15/37	24,095
25,000		BBB	4.850% due 3/1/39	23,701
80,000		BBB	5.550% due 8/15/41	79,099
73,000		BBB	4.350% due 6/15/45	60,536
132,000		BBB	4.750% due 5/15/46	115,022
238,000		BBB	4.500% due 3/9/48	196,737
270,000		BBB	3.500% due 9/15/53	180,828
1,527,000		BBB	3.550% due 9/15/55	1,017,562
190,000		BBB	6.050% due 8/15/56	191,410
52,000		BBB	3.800% due 12/1/57	35,841
432,000		BBB	3.650% due 9/15/59	286,400
18,000		BBB	3.850% due 6/1/60	12,387
500,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost — $681,046, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(c)(d)	726,247
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,638
100,000		AA-	4.950% due 2/26/31	103,530
50,000		AA-	5.900% due 2/15/39	53,864
50,000		AA-	5.500% due 1/15/40	51,790
25,000		AA-	5.350% due 2/26/64	23,950
505,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	461,349
			CommScope LLC, Senior Secured Notes:
38,000		B-	4.750% due 9/1/29(a)	37,591
55,000		B-	9.500% due 12/15/31(a)	56,910
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	23,636
25,000		BBB+	4.375% due 11/15/57	19,983
200,000		B	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	205,126
80,000		B	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	86,173
370,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	406,840
95,000		B	Frontier Communications Holdings LLC, Senior Secured Notes, 5.875% due 10/15/27(a)	95,035
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	55,257
600,000	EUR	BB+	Lorca Telecom Bondsco SA, Senior Secured Notes, (Cost — $632,602, acquired 12/3/24), 4.000% due 9/18/27(c)	703,320
165,000		B+	Lumen Technologies Inc., Senior Secured Notes, 4.125% due 4/15/30(a)	162,525
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	83,918
37,000		BBB	2.750% due 5/24/31	33,731
26,000		BBB	5.600% due 6/1/32	27,173
350,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	357,904
			NTT Finance Corp., Senior Unsecured Notes:
2,345,000		A-	4.876% due 7/16/30(a)	2,381,315

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.1% — (continued)
$955,000		A-	5.171% due 7/16/32(a)	$973,097
			Rogers Communications Inc.:
			Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	98,427
240,000		BBB-	5.300% due 2/15/34	241,735
165,000		BB	Subordinated Notes, 7.125% (5-Year CMT Index + 2.620%) due 4/15/55(d)	171,293
715,000	EUR	Ba2(b)	SES SA, Company Guaranteed Notes, (Cost — $808,161, acquired 6/11/25), 5.500% (5-Year EURIBOR ICE Swap + 3.232%) due 9/12/54(c)(d)	833,799
825,000		A1(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	831,120
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	131,821
400,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost — $450,953, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(c)(d)(e)	506,814
650,000		BB	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(d)	668,571
			T-Mobile USA Inc., Company Guaranteed Notes:
152,000		BBB	3.750% due 4/15/27	151,078
110,000		BBB	2.625% due 2/15/29	104,208
300,000		BBB	3.375% due 4/15/29	290,687
80,000		BBB	2.875% due 2/15/31	73,483
290,000		BBB	2.250% due 11/15/31	253,791
330,000		BBB	2.700% due 3/15/32	292,407
199,000		BBB	5.050% due 7/15/33	201,080
50,000		BBB	5.300% due 5/15/35	50,500
100,000		BBB	4.375% due 4/15/40	88,902
100,000		BBB	3.300% due 2/15/51	65,842
100,000		BBB	3.400% due 10/15/52	66,275
250,000		BBB	5.500% due 1/15/55	234,595
50,000		BBB	5.875% due 11/15/55	49,402
			Verizon Communications Inc., Senior Unsecured Notes:
37,000		BBB+	4.016% due 12/3/29	36,700
10,000		BBB+	3.150% due 3/22/30	9,545
138,000		BBB+	1.680% due 10/30/30	121,108
145,000		BBB+	1.750% due 1/20/31	126,455
115,000		BBB+	2.550% due 3/21/31	104,281
100,000		BBB+	2.355% due 3/15/32	86,822
64,000		BBB+	5.050% due 5/9/33	65,179
464,000		BBB+	4.780% due 2/15/35	452,570
101,000		BBB+	5.850% due 9/15/35	106,703
21,000		BBB+	4.272% due 1/15/36	19,538
100,000		BBB+	5.401% due 7/2/37(a)	100,391
143,000		BBB+	2.650% due 11/20/40	101,492
50,000		BBB+	3.400% due 3/22/41	38,755
100,000		BBB+	4.000% due 3/22/50	76,874
50,000		BBB+	2.875% due 11/20/50	30,935
150,000		BBB+	3.550% due 3/22/51	106,809
69,000		BBB+	2.987% due 10/30/56	41,236
100,000		BBB+	3.000% due 11/20/60	58,484
500,000	EUR	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, (Cost — $533,182, acquired 12/3/24), 5.625% due 4/15/32(c)	599,375
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,700
25,000		BBB	4.875% due 6/19/49	21,767
25,000		BBB	4.250% due 9/17/50	19,515
50,000		BBB	5.750% due 6/28/54	47,811
25,000		BBB	5.875% due 6/28/64	24,098

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.1% — (continued)
540,000	EUR	Ba3(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	$671,138

			Total Telecommunications	18,479,934

Toys/Games/Hobbies — 0.1%
$920,000		BBB	Hasbro Inc., Senior Unsecured Notes, 6.050% due 5/14/34	957,744
765,000		BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	768,752

			Total Toys/Games/Hobbies	1,726,496

Transportation — 0.3%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
201,000		AA-	4.150% due 12/15/48	163,431
52,000		AA-	3.050% due 2/15/51	34,033
174,000		AA-	2.875% due 6/15/52	107,673
500,000		AA-	5.500% due 3/15/55	486,746
			Canadian National Railway Co., Senior Unsecured Notes:
25,000		A-	3.200% due 8/2/46	17,744
25,000		A-	3.650% due 2/3/48	18,958
25,000		A-	4.450% due 1/20/49	21,411
			Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000		BBB+	4.300% due 5/15/43	21,311
25,000		BBB+	4.700% due 5/1/48	21,998
25,000		BBB+	3.500% due 5/1/50	17,752
270,000		BBB+	3.100% due 12/2/51	175,986
			CSX Corp., Senior Unsecured Notes:
25,000		BBB+	4.100% due 11/15/32	24,333
25,000		BBB+	4.750% due 5/30/42	22,852
25,000		BBB+	3.800% due 11/1/46	19,326
25,000		BBB+	4.750% due 11/15/48	22,046
25,000		BBB+	3.350% due 9/15/49	17,340
25,000		BBB+	3.800% due 4/15/50	18,805
25,000		BBB+	3.950% due 5/1/50	19,324
25,000		BBB+	4.500% due 11/15/52	20,904
25,000		BBB+	4.500% due 8/1/54	20,835
25,000		BBB+	4.250% due 11/1/66	19,052
			FedEx Corp., Company Guaranteed Notes:
25,000		BBB	3.250% due 5/15/41	17,978
25,000		BBB	4.100% due 4/15/43	19,442
25,000		BBB	5.100% due 1/15/44	22,231
25,000		BBB	4.750% due 11/15/45	20,943
25,000		BBB	4.400% due 1/15/47	19,682
24,000		BBB	5.250% due 5/15/50	21,163
145,000		BB	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(a)	147,622
			Norfolk Southern Corp., Senior Unsecured Notes:
46,000		BBB+	2.550% due 11/1/29	43,287
166,000		BBB+	2.300% due 5/15/31	149,430
138,000		BBB+	3.942% due 11/1/47	108,448
52,000		BBB+	3.155% due 5/15/55	33,077
55,000		BB	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	56,113
100,000		BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,467
			Union Pacific Corp., Senior Unsecured Notes:
153,000		A-	2.800% due 2/14/32	138,843
44,000		A-	2.891% due 4/6/36	36,569
35,000		A-	4.300% due 3/1/49	28,729
138,000		A-	3.250% due 2/5/50	94,048
45,000		A-	2.950% due 3/10/52	28,399
144,000		A-	3.500% due 2/14/53	100,737

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Transportation — 0.3% — (continued)
			United Parcel Service Inc., Senior Unsecured Notes:
$100,000		A	2.400% due 11/15/26	$98,157
50,000		A	4.875% due 3/3/33	51,080
50,000		A	5.150% due 5/22/34	51,526
25,000		A	6.200% due 1/15/38	27,274
25,000		A	4.250% due 3/15/49	20,226
25,000		A	3.400% due 9/1/49	17,369
25,000		A	5.300% due 4/1/50	23,532
700,000		A	5.950% due 5/14/55	710,330
700,000		A	6.050% due 5/14/65	709,703
145,000		B+	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	151,078
227,000		Ba1(b)	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	237,889

			Total Transportation	4,578,232

Trucking & Leasing — 0.2%
335,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 4.900% due 10/10/30(a)	336,838
1,890,000		B+	FTAI Aviation Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,973,591
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	25,367
25,000		BBB	3.850% due 3/30/27	24,806
25,000		BBB	4.700% due 4/1/29	25,300
25,000		BBB	4.000% due 6/30/30	24,575
25,000		BBB	3.500% due 6/1/32	23,031
25,000		BBB	5.450% due 9/15/33	25,659
25,000		BBB	6.900% due 5/1/34	27,945
270,000		BBB	6.050% due 6/5/54	270,495

			Total Trucking & Leasing	2,757,607

Water — 0.0%@
351,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement, Senior Unsecured Notes, (Cost — $377,179, acquired 12/5/24), 4.875% due 10/24/29(c)	426,798

			TOTAL CORPORATE BONDS & NOTES (Cost — $478,833,661)	490,219,455

MORTGAGE-BACKED SECURITIES — 28.7%

FHLMC — 6.9%
			Federal Home Loan Mortgage Corp. (FHLMC):
1,441,850			4.500% due 4/1/29 — 10/1/52	1,400,807
21,381,283			5.500% due 1/1/30 — 8/1/55	21,628,899
23,602,127			3.000% due 3/1/31 — 6/1/52	20,727,282
3,387,852			1.500% due 5/1/31 — 12/1/50	2,728,447
19,780,738			2.500% due 11/1/31 — 5/1/52	16,594,014
8,601,925			3.500% due 11/1/33 — 4/1/52	8,028,970
3,674,301			5.000% due 12/1/34 — 4/1/54	3,658,521
17,161,434			2.000% due 3/1/36 — 5/1/52	13,931,529
12,632,379			4.000% due 4/1/38 — 5/1/54	12,083,866
7,403,805			6.000% due 5/1/38 — 8/1/55	7,600,480
5,711,383			6.500% due 7/1/53 — 7/1/55	5,934,309

			Total FHLMC	114,317,124

FNMA — 14.1%
			Federal National Mortgage Association (FNMA):
13,284,375			3.500% due 11/1/25 — 6/1/52	12,180,456
4,843,850			4.000% due 2/1/26 — 9/1/53	4,574,420
11,552,969			5.500% due 3/1/26 — 1/1/55	11,665,636
40,902,220			2.500% due 11/1/27 — 7/1/61	34,639,417

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FNMA — 14.1% — (continued)
$33,963,039	3.000% due 12/1/27 — 9/1/61	$29,902,496
17,232,971	4.500% due 3/1/29 — 5/1/53	16,691,798
8,015,508	5.000% due 3/1/29 — 5/1/53	7,987,309
1,757,000	4.690% due 5/1/30	1,792,423
4,155,000	4.330% due 6/1/30	4,194,489
6,522,041	2.590% due 9/1/30	6,092,239
3,384,696	1.500% due 6/1/31 — 8/1/51	2,931,861
8,000,000	3.670% due 7/1/33	7,645,786
3,000,000	2.060% due 1/1/34	2,507,501
40,052	6.402% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(d)	40,662
4,000,000	2.440% due 4/1/35	3,327,801
2,199,000	1.890% due 5/1/35	1,739,555
4,000,000	4.290% due 5/1/35	3,898,363
1,097,000	5.180% due 5/1/35	1,135,202
32,837,533	2.000% due 6/1/36 — 12/1/53	26,689,904
6,465	7.000% due 4/1/37	6,607
34,040	6.265% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(d)	34,454
6,417,798	6.500% due 5/1/40 — 6/1/55	6,661,031
12,828,709	6.000% due 11/1/52 — 6/1/55	13,120,445
3,500,000	2.500% due 9/1/55(j)	2,910,063
7,100,000	3.000% due 9/1/55(j)	6,155,319
10,000,000	5.000% due 9/1/55(j)	9,863,673
14,500,000	5.500% due 9/1/55(j)	14,584,989

	Total FNMA	232,973,899

GNMA — 7.7%
	Government National Mortgage Association (GNMA):
10,044	6.000% due 12/15/33 — 6/15/37	10,344
231,963	5.000% due 10/15/34 — 9/15/40	235,995
16,265	5.500% due 5/15/37 — 6/15/38	17,029
25,165	6.500% due 1/15/38 — 10/15/38	26,442
33,775	4.500% due 3/15/41	33,375
298,744	4.000% due 6/15/41 — 11/15/45	288,619
	Government National Mortgage Association II (GNMA):
8,714,161	6.000% due 11/20/38 — 7/20/55	8,908,344
3,483,195	4.000% due 11/20/40 — 11/20/52	3,292,600
22,656,618	5.000% due 11/20/40 — 5/20/55	22,455,688
5,712,849	4.500% due 6/20/41 — 5/20/53	5,550,849
12,069,852	3.000% due 1/20/43 — 1/20/54	10,737,903
9,215,061	3.500% due 6/20/43 — 10/20/52	8,459,806
46,833,282	2.500% due 9/20/50 — 5/20/55	39,981,343
8,785,109	2.000% due 10/20/50 — 4/20/52	7,211,369
13,496,119	5.500% due 4/20/53 — 7/20/55	13,622,337
185,455	6.500% due 2/20/55	190,968
996,202	7.500% due 4/20/55	1,065,267
1,350,000	6.000% due 9/20/55(j)	1,377,341
4,575,000	6.500% due 9/20/55(j)	4,707,312

	Total GNMA	128,172,931

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $489,954,823)	475,463,954

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 18.1%
	U.S. Treasury Bonds:
$1,520,000	5.000% due 5/15/37	$1,615,297
105,000	4.375% due 2/15/38	104,754
1,500,000	1.125% due 8/15/40	923,613
620,000	1.375% due 11/15/40	395,250
2,869,000	1.875% due 2/15/41	1,972,437
580,000	2.250% due 5/15/41	420,341
1,940,000	1.750% due 8/15/41	1,285,250
920,000	3.125% due 11/15/41	750,123
1,435,000	2.375% due 2/15/42	1,039,002
1,115,000	3.375% due 8/15/42	930,132
3,671,000	4.000% due 11/15/42	3,325,983
100,000	3.125% due 2/15/43	79,773
1,625,000	3.875% due 2/15/43	1,444,219
215,000	3.875% due 5/15/43	190,678
502,500	3.625% due 8/15/43	428,656
540,000	4.375% due 8/15/43	510,722
10,310,000	3.750% due 11/15/43	8,929,024
2,493,700	4.750% due 11/15/43	2,471,101
1,125,000	3.625% due 2/15/44	954,580
1,830,000	4.500% due 2/15/44	1,754,584
20,500,000	4.625% due 5/15/44	19,947,461
415,000	3.125% due 8/15/44	324,381
1,248,000	4.125% due 8/15/44	1,133,925
1,375,000	3.000% due 11/15/44	1,049,512
838,000	4.625% due 11/15/44	813,220
1,248,000	4.750% due 2/15/45	1,229,670
376,000	5.000% due 5/15/45	382,374
245,000	2.875% due 8/15/45	181,252
1,412,500	3.000% due 11/15/45	1,065,279
370,000	2.500% due 2/15/46	253,855
1,110,000	2.875% due 11/15/46	808,479
3,342,000	3.000% due 2/15/47	2,483,132
335,000	3.000% due 5/15/47	248,155
680,000	2.750% due 8/15/47	479,134
260,000	3.000% due 2/15/48	190,882
2,126,300	3.000% due 8/15/48	1,553,113
2,878,000	3.375% due 11/15/48	2,247,988
2,000,000	2.000% due 2/15/50	1,155,547
558,000	1.250% due 5/15/50	263,241
1,505,000	1.375% due 8/15/50	728,161
1,245,000	1.625% due 11/15/50	643,315
2,003,000	1.875% due 2/15/51	1,103,293
4,040,000	2.375% due 5/15/51	2,513,322
96,000	1.875% due 11/15/51	52,324
2,989,000	2.250% due 2/15/52	1,789,138
280,000	2.875% due 5/15/52	193,309
1,472,000	3.000% due 8/15/52	1,042,187
904,000	4.000% due 11/15/52	776,628
4,096,000	3.625% due 2/15/53	3,282,000
1,220,000	3.625% due 5/15/53	976,453
904,000	4.125% due 8/15/53	792,589
1,049,900	4.750% due 11/15/53	1,021,602
1,022,000	4.250% due 2/15/54	915,249
1,810,000	4.625% due 5/15/54	1,725,934

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 18.1% — (continued)
$2,961,000	4.250% due 8/15/54	$2,651,656
3,269,000	4.500% due 11/15/54	3,054,344
7,846,000	4.625% due 2/15/55	7,485,574
1,090,000	4.750% due 5/15/55	1,061,217
920,000	4.750% due 8/15/55	895,994
	U.S. Treasury Notes:
1,270,000	4.625% due 9/15/26	1,280,091
1,605,000	4.625% due 10/15/26	1,619,075
1,064,000	4.625% due 11/15/26	1,074,120
2,000,000	4.000% due 1/15/27	2,006,289
4,639,000	4.125% due 2/15/27	4,663,916
770,000	1.875% due 2/28/27	749,472
294,000	4.250% due 3/15/27	296,326
4,590,000	2.500% due 3/31/27	4,506,089
2,000,000	4.500% due 4/15/27	2,024,961
3,000,000	2.750% due 4/30/27	2,955,234
2,000,000	4.500% due 5/15/27	2,026,680
710,000	2.625% due 5/31/27	697,492
2,000,000	4.625% due 6/15/27	2,032,773
1,000,000	4.375% due 7/15/27	1,012,930
765,000	2.750% due 7/31/27	752,375
4,725,000	3.750% due 8/15/27	4,734,598
2,160,000	3.125% due 8/31/27	2,139,286
860,000	3.375% due 9/15/27	855,952
2,000,000	3.875% due 10/15/27	2,010,156
1,343,000	4.125% due 10/31/27	1,356,928
1,090,000	4.125% due 11/15/27	1,101,581
2,500,000	3.875% due 11/30/27	2,514,014
1,086,000	4.000% due 12/15/27	1,095,503
2,000,000	3.875% due 12/31/27	2,011,992
2,287,000	4.250% due 1/15/28	2,320,010
2,286,000	4.250% due 2/15/28	2,320,603
1,723,000	3.750% due 4/15/28	1,729,630
612,000	3.500% due 4/30/28	610,482
1,521,000	3.750% due 5/15/28	1,527,179
1,900,000	1.250% due 6/30/28	1,781,510
581,000	4.875% due 10/31/28	602,935
235,000	1.500% due 11/30/28	220,019
6,000	4.375% due 11/30/28	6,141
2,815,000	3.750% due 12/31/28	2,827,646
6,374,000	4.000% due 1/31/29	6,453,799
955,000	4.250% due 2/28/29	974,827
415,000	2.375% due 3/31/29	397,816
6,000,000	4.125% due 3/31/29	6,101,602
5,000,000	4.625% due 4/30/29	5,170,410
5,000,000	4.500% due 5/31/29	5,150,879
4,000,000	4.250% due 6/30/29	4,087,266
1,000,000	4.000% due 7/31/29	1,013,145
930,000	3.125% due 8/31/29	912,490
1,800,000	3.625% due 8/31/29	1,798,980
2,000,000	3.500% due 9/30/29	1,989,180
285,000	3.875% due 9/30/29	287,494
930,000	4.000% due 10/31/29	942,515
2,000,000	4.125% due 10/31/29	2,036,055
2,597,000	3.875% due 11/30/29	2,618,760

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 18.1% — (continued)
$706,000		4.125% due 11/30/29	$718,851
1,617,000		4.375% due 12/31/29	1,662,762
614,000		4.250% due 1/31/30	628,391
1,553,000		4.000% due 2/28/30	1,574,536
2,951,000		3.625% due 3/31/30	2,943,968
2,533,000		4.000% due 3/31/30	2,567,334
1,000,000		3.875% due 4/30/30	1,008,320
1,556,000		3.750% due 5/31/30	1,559,860
1,847,000		4.000% due 5/31/30	1,872,324
1,919,000		3.875% due 6/30/30	1,934,367
2,348,000		3.875% due 7/31/30	2,366,527
555,000		4.875% due 10/31/30	584,571
1,512,000		4.375% due 11/30/30	1,557,360
1,000,000		3.750% due 12/31/30	1,000,215
1,668,000		4.000% due 1/31/31	1,687,710
1,560,000		1.125% due 2/15/31	1,362,288
1,345,000		4.250% due 2/28/31	1,377,390
640,000		4.125% due 3/31/31	651,287
2,005,000		4.625% due 5/31/31	2,090,017
800,000		4.250% due 6/30/31	818,453
1,000,000		4.125% due 7/31/31	1,016,387
800,000		3.625% due 9/30/31	790,969
1,000,000		4.125% due 10/31/31	1,015,234
1,000,000		4.125% due 11/30/31	1,014,766
4,755,000		4.375% due 1/31/32	4,887,713
340,000		4.000% due 4/30/32	341,946
1,178,000		2.875% due 5/15/32	1,106,400
7,780,000		4.125% due 5/31/32	7,877,858
65,000		4.000% due 6/30/32	65,325
121,000		4.000% due 7/31/32	121,529
4,270,000		2.750% due 8/15/32	3,964,178
1,473,000		4.125% due 11/15/32	1,489,226
1,470,000		3.375% due 5/15/33	1,408,961
1,447,000		3.875% due 8/15/33	1,431,908
2,694,000		4.500% due 11/15/33	2,778,082
4,275,000		4.000% due 2/15/34	4,249,367
2,193,000		4.375% due 5/15/34	2,235,789
1,155,000		3.875% due 8/15/34	1,132,238
18,313,500		4.250% due 11/15/34	18,432,252
1,550,000		4.625% due 2/15/35	1,602,797
11,375,000		4.250% due 5/15/35	11,411,435
3,702,000		4.250% due 8/15/35	3,708,652

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $312,583,179)	299,489,157

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.7%

Asset-Backed Securities — 5.8%
1,400,000	NR	AMSR Trust, Series 2025-SFR1, Class E2, 3.655% due 6/17/42(a)	1,274,529
1,026,000	NR	Aqua Finance Issuer Trust, Series 2025-A, Class C, 5.810% due 12/19/50(a)	1,046,838
1,438,337	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	1,403,837
		Business Jet Securities LLC:
675,729	BB	Series 2024-1A, Class C, 9.132% due 5/15/39(a)	693,680
2,280,341	BB	Series 2024-2A, Class C, 7.974% due 9/15/39(a)	2,289,123
240,625	NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	236,713
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,604,913

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset-Backed Securities — 5.8% — (continued)
$750,000	NR	Cherry Securitization Trust, Series 2025-1A, Class A, 6.130% due 11/15/32(a)	$762,236
1,284,848	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,304,458
		FirstKey Homes Trust:
805,000	NR	Series 2021-SFR1, Class E1, 2.389% due 8/17/38(a)	783,444
2,000,000	NR	Series 2021-SFR1, Class E2, 2.489% due 8/17/38(a)	1,946,466
2,500,000	NR	Series 2021-SFR1, Class F1, 3.238% due 8/17/38(a)	2,446,910
3,970,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,115,792
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	423,114
1,165,000	A(i)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,205,136
2,601,607	AAA(i)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847% due 11/25/67(a)(d)	2,630,089
557,143	AAA	HIN Timeshare Trust, Series 2020-A, Class A, 1.390% due 10/9/39(a)	535,654
2,385,844	Aa3(b)	Home Partners of America Trust, Series 2022-1, Class D, 4.730% due 4/17/39(a)	2,356,084
4,249,750	BBB	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	4,108,051
1,000,000	Aaa(b)	LCM XIV LP, Series 14A, Class BR, 6.167% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(d)	1,001,191
		Lendmark Funding Trust:
1,250,000	BB-	Series 2024-2A, Class E, 8.470% due 2/21/34(a)	1,294,939
1,395,000	BB	Series 2025-1A, Class E, 8.910% due 9/20/34(a)	1,466,047
750,000	BB-	Mariner Finance Issuance Trust, Series 2025-AA, Class E, 8.640% due 5/20/38(a)	777,414
1,135,000	A-(i)	Marlette Funding Trust, Series 2025-1A, Class C, 5.260% due 7/16/35(a)	1,143,510
900,704	BBB(i)	MVW LLC, Series 2025-1A, Class C, 5.750% due 9/22/42(a)	910,209
2,323,325	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,379,754
1,270,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	838,289
1,675,000	BBB	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,425,107
		Oportun Issuance Trust:
976,787	NR	Series 2021-C, Class A, 2.180% due 10/8/31(a)	956,826
1,841,000	NR	Series 2025-A, Class D, 7.250% due 2/8/33(a)	1,845,905
1,000,000	AA-(i)	Series 2025-B, Class B, 5.280% due 5/9/33(a)	1,007,877
3,000,000	AA-(i)	Series 2025-C, Class B, 4.930% due 7/8/33(a)	3,009,553
		Progress Residential Trust:
1,750,000	NR	Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	1,679,947
2,500,000	NR	Series 2022-SFR1, Class F, 4.880% due 2/17/41(a)	2,434,760
2,081,000	NR	Series 2022-SFR2, Class E2, 4.800% due 4/17/27(a)	2,029,501
1,781,000	NR	Series 2023-SFR2, Class E1, 4.750% due 10/17/40(a)	1,744,726
2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,131,864
		Saluda Grade Alternative Mortgage Trust:
1,193,023	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(d)	1,237,899
2,945,117	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(d)	3,059,313
830,000	Aaa(b)	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	851,766
5,153,040	NR	Seasoned Loans Structured Transaction Trust, Series 2025-1, Class A1, 3.000% due 5/25/35	4,804,737
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,120,279
1,245,562	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	1,271,355
1,305,125	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,352,958
		Sierra Timeshare Receivables Funding LLC:
1,210,797	Ba2(b)	Series 2023-1A, Class D, 9.800% due 1/20/40(a)	1,272,301
1,177,902	BB-	Series 2025-2A, Class D, 6.790% due 4/20/44(a)	1,193,842
3,500,000	A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,556,996
		Stream Innovations Issuer Trust:
1,500,000	NR	Series 2024-2A, Class C, 9.050% due 2/15/45(a)	1,585,421
999,312	NR	Series 2025-1A, Class D, 8.400% due 9/15/45(a)	1,027,612
1,373,997	A2(b)	Upstart Securitization Trust, Series 2025-1, Class A, 5.450% due 4/20/35(a)	1,383,488
2,961,600	NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,791,271
3,400,000	A3(b)	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953% due 6/20/55(a)	3,514,213

		Total Asset-Backed Securities	95,267,937

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Consumer Cyclical — 0.0%@
450,000	EUR	BB-	Cirsa Finance International Sarl, 10.375% due 11/30/27(a)	$547,429

Mortgage Securities — 7.9%
$1,886,250		AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	1,894,403
			ABL:
1,750,000		NR	Series 2024-RTL1, Class A1, step bond to yield, 6.075% due 9/25/29(a)	1,755,687
800,000		NR	Series 2025-RTL1, Class A1, step bond to yield, 6.040% due 6/25/30(a)	805,813
			BAMLL Re-REMIC Trust:
2,000,000		NR	Series 2024-FRR2, Class C, 1.226% due 7/27/50(a)(d)	1,844,861
2,400,000		NR	Series 2024-FRR3, Class C, 0.643% due 1/27/50(a)(d)	2,207,480
11,833		AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.847% due 7/25/34(d)	11,383
			BBCMS Mortgage Trust:
280,000		AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(d)	277,730
590,000		AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	603,805
250,000		AAA	Series 2024-C28, Class A5, 5.403% due 9/15/57	260,598
			BMD2 Re-Remic Trust:
1,650,000		NR	Series 2019-FRR1, Class 4A, zero coupon due 5/25/52(a)(k)	1,356,726
2,000,000		NR	Series 2019-FRR1, Class 5A1, 3.430% due 5/25/52(a)(d)	1,883,354
			BMO Mortgage Trust:
280,000		AAA	Series 2022-C1, Class A5, 3.374% due 2/15/55(d)	259,405
100,000		A-(i)	Series 2024-5C6, Class C, 5.885% due 9/15/57(d)	100,636
648,465		NR	Brean Asset Backed Securities Trust, Series 2025-RM11, Class A1, 4.750% due 5/25/65(a)(d)	637,366
1,215,000		BBB(i)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.776% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(d)	1,211,029
			BX Trust:
901,000		Aaa(b)	Series 2022-VAMF, Class A, 5.213% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(d)	900,987
969,000		A3(b)	Series 2024-BIO, Class C, 7.003% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(d)	968,277
1,200,000		NR	CAFL Issuer LP, Series 2025-RRTL1, Class A1, step bond to yield, 5.684% due 5/28/40(a)	1,210,824
			CIM Trust:
642,042		NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(d)	603,985
359,451		NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(d)	331,979
1,299,682		NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(d)	1,192,577
640,457		NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(d)	596,359
826,284		NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(d)	767,196
1,654,557		NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(d)	1,426,741
1,870,224		NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(d)	1,877,000
1,633,377		NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(d)	1,621,149
			Citigroup Commercial Mortgage Trust:
285,000		Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	277,384
578,328		Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	568,201
95,315		Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	94,768
687,123		AAA(i)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(d)	584,300
			Commercial Mortgage Trust:
46		PIF(i)	Series 2014-CR21, Class C, 4.697% due 12/10/47(d)(l)	45
165,000		Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	162,546
781,502		Aa2(b)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.798% (30-Day Average SOFR + 1.450%) due 3/25/45(a)(d)	787,948
310,000		Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	308,140
100,000		B+	CSMC OA LLC, Series 2014-USA, Class D, 4.373% due 9/15/37(a)	74,826
2,025,000		NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.144% due 6/10/37(a)(d)	2,058,595
1,750,000		AAA(i)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,572,131
1,455,476		AAA(i)	EFMT, Series 2025-NQM3, Class A1, step bond to yield, 5.494% due 8/25/70(a)	1,470,978
6,766,586		NR	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4995, Class QE, 1.250% due 7/25/50	5,196,001

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.9% — (continued)
$1,315,582	BBB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk, Series 2021-DNA6, Class M2, 5.848% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(d)	$1,320,662
		Federal National Mortgage Association (FNMA), ACES:
245,000	NR	Series 2021-M2S, Class A2, 1.867% due 10/25/31(d)	214,454
265,000	NR	Series 2022-M10, Class A2, 1.992% due 1/25/32(d)	231,387
2,035,000	NR	Series 2023-M2, Class 3A2, 2.045% due 4/25/32(d)	1,764,022
		Federal National Mortgage Association (FNMA), REMICS:
1,103	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	1,100
3,945,312	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(m)	670,462
556,216	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(m)	102,136
480,381	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(m)	73,111
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(i)	Series K104, Class XAM, 1.500% due 1/25/30(d)(m)	145,786
440,000	AAA(i)	Series K144, Class A2, 2.450% due 4/25/32	394,666
500,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	460,651
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(d)	701,632
250,000	NR	Series K154, Class A2, 3.424% due 4/25/32	244,190
1,000,000	NR	Series K541, Class A2, 4.348% due 2/25/30(a)(d)	1,011,248
		Freddie Mac Multifamily Structured Credit Risk:
2,000,000	NR	Series 2021-MN1, Class M2, 8.098% (30-Day Average SOFR + 3.750%) due 1/25/51(a)(d)	2,069,121
2,000,000	NR	Series 2021-MN3, Class M2, 8.348% (30-Day Average SOFR + 4.000%) due 11/25/51(a)(d)	2,074,799
1,250,000	NR	Series 2025-MN11, Class M2, 6.998% (30-Day Average SOFR + 2.650%) due 7/25/45(a)(d)	1,255,741
		GAM RE-REMIC Trust:
2,352,000	NR	Series 2021-FRR1, Class 2C, zero coupon due 11/29/50(a)(k)	2,034,073
799,000	NR	Series 2021-FRR2, Class CK78, zero coupon due 9/27/51(a)(k)	604,336
2,000,000	NR	Series 2022-FRR3, Class BK61, zero coupon due 11/27/49(a)(k)	1,844,386
750,000	NR	Series 2022-FRR3, Class CK89, zero coupon due 1/27/52(a)(k)	588,492
		Government National Mortgage Association (GNMA):
64,757	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	59,833
3,448,995	NR	Series 2021-119, Class JG, 1.500% due 6/20/51	2,969,277
1,200,281	NR	Series 2023-53, Class SL, 3.810% (12.500% — 30-Day Average SOFR) due 4/20/53(h)	1,118,783
6,724,252	NR	Series 2024-51, Class GC, 3.500% due 7/20/48	6,499,611
		GS Mortgage Securities Corp. Trust:
1,980,000	AAA	Series 2021-DM, Class A, 5.363% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(d)	1,976,352
1,772,000	AA-(i)	Series 2021-IP, Class B, 5.628% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(d)	1,763,981
37,802	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 4.898% due 6/19/34(d)	36,258
1,000,000	NR	ICAP Trust, Series 2025-RTL1, Class A1, step bond to yield, 6.472% due 7/25/30(a)	1,014,145
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	185,126
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	123,309
1,414,898	Aaa(b)	JPMorgan Mortgage Trust, Series 2021-13, Class A3, 2.500% due 4/25/52(a)(d)	1,161,786
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	906,541
510,000	NR	Lhome Mortgage Trust, Series 2025-RTL2, Class A1, 5.612% due 4/25/40(a)(d)	514,413
1,700,000	NR	LHOME Mortgage Trust, Series 2025-RTL1, Class A1, step bond to yield, 5.652% due 1/25/40(a)	1,713,259
500,000	NR	LOANDEPOT GMSR Master Trust, Series 2025-GT2, Class A, 7.510% (1-Month Term SOFR + 3.150%) due 7/16/30(a)(d)	503,000
745,000	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.156% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(d)	747,188
2,000,000	NR	MFA Trust, Series 2024-RTL3, Class A1, step bond to yield, 5.913% due 11/25/39(a)	2,016,577
2,000,000	NR	MRCD Mortgage Trust, Series 2019-PARK, Class E, 2.718% due 12/15/36(a)	1,411,800

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.9% — (continued)
		Multifamily Connecticut Avenue Securities Trust:
$2,858,689	NR	Series 2019-01, Class M10, 7.713% (30-Day Average SOFR + 3.364%) due 10/25/49(a)(d)	$2,906,893
1,840,006	NR	Series 2020-01, Class M10, 8.213% (30-Day Average SOFR + 3.864%) due 3/25/50(a)(d)	1,890,053
1,000,000	NR	Series 2023-01, Class M10, 10.848% (30-Day Average SOFR + 6.500%) due 11/25/53(a)(d)	1,133,043
2,193,750	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,250,139
2,286,115	NR	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, step bond to yield, 6.545% due 3/25/32(a)	2,303,923
2,169,925	AAA(i)	OBX Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(d)	1,858,334
2,000,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	1,841,498
3,234,000	AA	One New York Plaza Trust, Series 2020-1NYP, Class A, 5.428% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(d)	3,140,185
2,452,673	NR	PRET LLC, Series 2025-NPL3, Class A1, step bond to yield, 6.708% due 4/25/55(a)	2,488,939
493,428	AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	495,721
711,930	AAA(i)	PRPM LLC, Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	713,023
1,146,286	AAA(i)	RCKT Mortgage Trust, Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	1,157,446
1,875,401	NR	RCO IX Mortgage LLC, Series 2025-2, Class A1, step bond to yield, 6.513% due 4/25/30(a)	1,882,630
2,547,468	NR	RFM Reremic Trust, Series 2022-FRR1, Class BK64, 1.663% due 3/1/50(a)(d)	2,377,384
		ROCK Trust:
210,000	Aaa(b)	Series 2024-CNTR, Class A, 5.388% due 11/13/41(a)	216,300
1,900,000	Aa3(b)	Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	1,966,968
3,234,424	NR	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(d)	3,274,549
3,445,000	AA-	SDAL Trust, Series 2025-DAL, Class B, 7.304% (1-Month Term SOFR + 2.941%) due 4/15/42(a)(d)	3,474,148
3,715,000	Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 6.313% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(d)	3,732,550
910,000	AAA(i)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	809,607
24,982	WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.968% (1-Month Term SOFR + 0.614%) due 7/19/35(d)	24,515
2,000,000	NR	Toorak Mortgage Trust, Series 2025-RRTL1, Class A1, step bond to yield, 5.524% due 2/25/40(a)	2,003,148
469,980	Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	444,092
2,086,063	NR	VCAT LLC, Series 2025-NPL2, Class A1, step bond to yield, 5.977% due 1/25/55(a)	2,096,842
614,915	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(d)	593,391
		Verus Securitization Trust:
593,244	AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(d)	517,463
2,199,535	AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,012,257
422,930	A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 5.137% (1-Month Term SOFR + 0.814%) due 12/25/45(d)	425,359
		Wells Fargo Commercial Mortgage Trust:
955	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	953
339,604	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	337,897
248,040	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	245,766

		Total Mortgage Securities	130,905,923

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $224,614,191)	226,721,289

SOVEREIGN BONDS — 3.1%

Argentina — 0.0%@
220,000	CCC	Argentine Republic Government International Bonds, step bond to yield, 4.125% due 7/9/35	140,305

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Australia — 0.2%
2,670,000	AUD	AA+	New South Wales Treasury Corp., (Cost — $1,710,296, acquired 7/10/25), 3.000% due 4/20/29(c)	$1,707,433
2,660,000	AUD	AA+	Queensland Treasury Corp., (Cost — $1,707,842, acquired 7/10/25), 3.500% due 8/21/30(a)(c)	1,705,880

			Total Australia	3,413,313

Bahamas — 0.0%@
$200,000		B+	Bahamas Government International Bonds, 8.250% due 6/24/36(a)	207,116

Benin — 0.0%@
200,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	197,723

Brazil — 0.4%
31,000,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	5,559,937
200,000		BB	Brazilian Government International Bonds, 7.125% due 5/13/54	195,102

			Total Brazil	5,755,039

Canada — 0.1%
			Province of British Columbia Canada:
50,000		A+	4.200% due 7/6/33	49,612
300,000		A+	4.750% due 6/12/34	305,958
			Province of Ontario Canada:
200,000		AA-	3.100% due 5/19/27	197,641
50,000		AA-	5.050% due 4/24/34	52,189
200,000		A+	Province of Quebec Canada, 4.625% due 8/28/35	200,793

			Total Canada	806,193

Chile — 0.0%@
			Chile Government International Bonds:
200,000		A	2.750% due 1/31/27	196,140
200,000		A	3.240% due 2/6/28	195,725
45,000		A	2.550% due 1/27/32	40,069
200,000		A	3.500% due 1/25/50	141,280

			Total Chile	573,214

Colombia — 0.3%
			Colombia Government International Bonds:
200,000		BB	8.000% due 4/20/33	215,010
375,000		BB	8.000% due 11/14/35	395,250
14,500,000,000	COP	BB+	Colombian TES, 5.750% due 11/3/27	3,377,102

			Total Colombia	3,987,362

Dominican Republic — 0.1%
			Dominican Republic International Bonds:
185,000		BB	7.050% due 2/3/31(a)	197,719
500,000		BB	4.875% due 9/23/32(a)	473,150
300,000		BB	6.950% due 3/15/37(a)	313,155

			Total Dominican Republic	984,024

Ecuador — 0.0%@
			Ecuador Government International Bonds:
120,000		B-	step bond to yield, 6.900% due 7/31/30(a)	107,928
100,000		B-	step bond to yield, 6.900% due 7/31/35(a)	75,627

			Total Ecuador	183,555

Egypt — 0.0%@
			Egypt Government International Bonds:
200,000		B-	7.600% due 3/1/29	204,735

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Egypt — 0.0%@ — (continued)
$200,000		B-	7.625% due 5/29/32	$192,060

			Total Egypt	396,795

El Salvador — 0.0%@
150,000		B-	El Salvador Government International Bonds, 9.650% due 11/21/54(a)	156,750

France — 0.5%
6,700,000	EUR	AA-u(i)	French Republic Government Bonds OAT, (Cost — $7,780,222, acquired 6/12/25), 2.700% due 2/25/31(a)(c)	7,791,218

Guatemala — 0.0%@
			Guatemala Government Bonds:
200,000		BB+	6.050% due 8/6/31	207,100
200,000		BB+	6.250% due 8/15/36(a)	205,624

			Total Guatemala	412,724

Hungary — 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost — $198,244, acquired 12/6/21), 2.125% due 9/22/31(c)	170,667

Indonesia — 0.2%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	80,170
445,000		BBB	2.850% due 2/14/30	419,881
120,000		BBB	2.150% due 7/28/31	105,653
200,000		BBB	3.050% due 3/12/51	131,917
29,000,000,000	IDR	NR	Indonesia Treasury Bonds, 6.875% due 4/15/29	1,836,039

			Total Indonesia	2,573,660

Israel — 0.1%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	205,462
200,000		A	2.750% due 7/3/30	183,668
1,735,000		A	5.750% due 3/12/54	1,608,699

			Total Israel	1,997,829

Italy — 0.0%@
200,000		Baa3u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	141,294

Ivory Coast — 0.1%
			Ivory Coast Government International Bonds:
400,000		BB	8.075% due 4/1/36(a)	398,726
500,000		BB	8.250% due 1/30/37(a)	499,320

			Total Ivory Coast	898,046

Japan — 0.0%@
200,000		A+	Japan Bank for International Cooperation, 3.875% due 7/3/28	200,791

Jordan — 0.0%@
200,000		BB-	Jordan Government International Bonds, 7.375% due 10/10/47	186,180

Kenya — 0.0%@
200,000		B	Kenya Government International Bonds, 9.750% due 2/16/31(a)	210,897

Mexico — 0.2%
			Mexico Government International Bonds:
272,000		BBB	4.500% due 4/22/29	271,279
200,000		BBB	3.250% due 4/16/30	187,115
245,000		BBB	2.659% due 5/24/31	216,362
1,700,000		BBB	6.350% due 2/9/35	1,760,605

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mexico — 0.2% — (continued)
$100,000		BBB	4.750% due 3/8/44	$79,625
225,000		BBB	4.600% due 2/10/48	170,078
200,000		BBB	6.338% due 5/4/53	185,220
565,000		BBB	3.771% due 5/24/61	338,706

			Total Mexico	3,208,990

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	258,486

Oman — 0.0%@
200,000		Baa3(b)	Oman Government International Bonds, (Cost — $210,132, acquired 12/6/21), 5.625% due 1/17/28(c)	204,735

Pakistan — 0.0%@
200,000		Caa1(b)	Pakistan Government International Bonds, 7.375% due 4/8/31(a)	189,438

Panama — 0.1%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	206,054
300,000		BBB-	3.160% due 1/23/30	276,717
350,000		BBB-	3.298% due 1/19/33	296,433
530,000		BBB-	4.500% due 5/15/47	390,435
10,000		BBB-	4.500% due 4/1/56	6,928
1,420,000		BBB-	4.500% due 1/19/63	968,937

			Total Panama	2,145,504

Paraguay — 0.0%@
200,000		BB+	Paraguay Government International Bonds, 5.400% due 3/30/50	176,804

Peru — 0.1%
			Peruvian Government International Bonds:
550,000		BBB-	2.783% due 1/23/31	503,910
100,000		BBB-	3.000% due 1/15/34	85,999
50,000		BBB-	5.625% due 11/18/50	47,830

			Total Peru	637,739

Philippines — 0.1%
			Philippine Government International Bonds:
360,000		BBB+	1.648% due 6/10/31	311,710
550,000		BBB+	1.950% due 1/6/32	473,546

			Total Philippines	785,256

Poland — 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	5.500% due 11/16/27	51,755
100,000		A-	4.875% due 10/4/33	100,485
50,000		A-	5.500% due 4/4/53	47,106
100,000		A-	5.500% due 3/18/54	94,153

			Total Poland	293,499

Senegal — 0.0%@
200,000		B-	Senegal Government International Bonds, 7.750% due 6/10/31	165,750

South Africa — 0.1%
200,000		BB-	Republic of South Africa Government International Bonds, 7.100% due 11/19/36(a)	201,849
32,010,000	ZAR	BB	South Africa Government Bonds, 8.000% due 1/31/30	1,808,961

			Total South Africa	2,010,810

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

South Korea — 0.0%@
			Export-Import Bank of Korea:
$200,000		AA	1.125% due 12/29/26	$192,525
200,000		AA	5.250% due 1/14/35	211,556

			Total South Korea	404,081

Supranational — 0.1%
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	99,008
100,000		Aaa(b)	2.500% due 11/22/27	97,520
200,000		AAA	1.375% due 4/20/28	188,751
150,000		AAA	3.500% due 7/12/28	149,459
100,000		AAA	3.625% due 9/21/29	99,784
100,000		AAA	4.000% due 7/25/30	101,177
100,000		AAA	4.500% due 4/10/31	103,403
300,000		AAA	4.625% due 1/15/32	311,596
500,000		AAA	3.875% due 8/28/34	488,083

			Total Supranational	1,638,781

Turkey — 0.0%@
200,000		Ba3(b)	Istanbul Metropolitan Municipality, 10.500% due 12/6/28(a)	219,049

United Kingdom — 0.4%
			United Kingdom Gilt:
2,430,000	GBP	Aa3u(b)	(Cost — $3,084,536, acquired 12/3/24), 4.125% due 7/22/29(c)	3,296,383
2,635,000	GBP	AA-u(i)	(Cost — $3,212,905, acquired 3/6/24), 3.250% due 1/31/33(c)	3,294,044

			Total United Kingdom	6,590,427

Uruguay — 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	106,169
50,000		BBB+	5.442% due 2/14/37	51,876
100,000		BBB+	5.100% due 6/18/50	92,761
50,000		BBB+	4.975% due 4/20/55	44,526

			Total Uruguay	295,332

			TOTAL SOVEREIGN BONDS (Cost — $49,656,509)	50,609,376

ASSET-BACKED SECURITIES — 1.9%

Automobiles — 1.6%
1,235,000		BBB	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.500% due 7/14/31(a)	1,259,693
759,000		BBB(i)	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630% due 9/10/32(a)	775,592
			Avis Budget Rental Car Funding AESOP LLC:
4,000,000		Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,120,025
440,000		Baa3(b)	Series 2024-3A, Class C, 6.110% due 12/20/30(a)	452,587
1,600,000		Baa3(b)	Series 2025-1A, Class C, 5.870% due 8/20/29(a)	1,630,375
			Bridgecrest Lending Auto Securitization Trust:
1,500,000		BB	Series 2024-3, Class E, 7.700% due 4/15/31(a)	1,565,012
1,080,000		BBB	Series 2025-2, Class D, 5.620% due 3/17/31	1,102,833
			Carmax Auto Owner Trust:
870,000		AAA	Series 2025-2, Class A4, 4.650% due 11/15/30	888,097
570,000		AA-	Series 2025-2, Class C, 5.160% due 1/15/31	583,980
1,850,000		BBB	Consumer Portfolio Services Auto Trust, Series 2025-B, Class D, 5.560% due 7/15/31(a)	1,880,975
1,000,000		Baa3(b)	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.410% due 9/15/32	1,019,871
1,440,000		AAA	Enterprise Fleet Financing LLC, Series 2025-2, Class A4, 4.580% due 12/22/31(a)	1,461,210

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 1.6% — (continued)
		Exeter Select Automobile Receivables Trust:
$1,500,000	AA	Series 2025-1, Class B, 4.870% due 8/15/31	$1,519,423
1,200,000	A	Series 2025-1, Class C, 5.400% due 8/15/31	1,228,250
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	583,524
1,800,000	BBB	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590% due 1/15/31(a)	1,834,946
270,000	Aaa(b)	Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.150% due 3/25/30(a)	282,960
354,000	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	357,734
933,000	AA+	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	946,510
		Santander Drive Auto Receivables Trust:
2,000,000	Baa2(b)	Series 2024-2, Class D, 6.280% due 8/15/31	2,077,856
1,200,000	Baa3(b)	Series 2025-3, Class D, 5.110% due 9/15/31	1,210,947
505,000	BBB+	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010% due 11/15/28(a)	516,761

		Total Automobiles	27,299,161

Credit Cards — 0.2%
		American Express Credit Account Master Trust:
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	281,639
300,000	AAA	Series 2024-3, Class A, 4.650% due 7/15/29	304,205
		Perimeter Master Notes Business Trust:
1,100,000	NR	Series 2025-1A, Class A, 5.580% due 12/16/30(a)	1,111,568
999,000	NR	Series 2025-1A, Class B, 6.120% due 12/16/30(a)	1,012,064

		Total Credit Cards	2,709,476

Student Loans — 0.1%
807,710	Aa1(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 5.513% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(d)	811,018
881,824	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 5.513% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(d)	888,463
498,270	AAA	Nelnet Student Loan Trust, Series 2006-1, Class A6, 4.907% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(d)	495,183

		Total Student Loans	2,194,664

		TOTAL ASSET-BACKED SECURITIES (Cost — $31,681,648)	32,203,301

MUNICIPAL BONDS — 0.1%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	213,956
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	95,434
205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	214,666
		State of California, GO:
150,000	AA-	5.875% due 10/1/41	155,806
100,000	AA-	4.600% due 4/1/38	102,072
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	20,760
266,000	AA	Series AQ, 4.767% due 5/15/15	216,733
90,000	AA	Series BF, 2.650% due 5/15/50	55,828

		Total California	1,075,255

Connecticut — 0.0%@
200,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	216,268

Florida — 0.0%@
50,000	AA	State Board of Administration Finance Corp., Series A, Revenue Bonds, 5.526% due 7/1/34	51,681

Illinois — 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	129,131

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Illinois — 0.0%@ — (continued)
$218,137	A-	State of Illinois, GO, 5.100% due 6/1/33	$220,938

		Total Illinois	350,069

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	206,598

New Jersey — 0.0%@
215,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	219,031
85,000	A	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	94,001

		Total New Jersey	313,032

New York — 0.0%@
100,000	AA	City of New York, GO, 5.263% due 10/1/52	95,924
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	140,036

		Total New York	235,960

Texas — 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Series A, Revenue Bonds, 3.144% due 11/1/45	29,888

		TOTAL MUNICIPAL BONDS (Cost — $2,758,534)	2,478,751

SENIOR LOANS — 0.1%

Airlines — 0.0%@
50,000	NR	VistaJet Malta Finance PLC, 8.041% (3-Month CME Term SOFR + 3.750%) due 4/1/31(d)	50,375

Healthcare — Services — 0.0%@
		ModivCare Inc.:
141,195	NR	11.779% (3-Month CME Term SOFR + 7.500%) due 1/12/26(d)(g)	69,009
815,879	NR	9.046% (3-Month CME Term SOFR + 8.750%) due 7/1/31(d)(g)	390,092

		Total Healthcare — Services	459,101

Software — 0.0%@
370,317	NR	Rocket Software Inc., (1-Month CME Term SOFR + 3.750%) due 11/28/28(d)	371,706

Telecommunications — 0.1%
528,653	NR	Lumen Technologies Inc., 6.780% (1-Month CME Term SOFR + 2.350%) due 4/15/30(d)	526,120

		TOTAL SENIOR LOANS (Cost — $1,882,824)	1,407,302

Shares/Units

OPEN END MUTUAL FUND SECURITY — 0.0%@

FINANCIALS — 0.0%@

Capital Markets — 0.0%@
7,300		SPDR Portfolio High Yield Bond ETF (Cost — $170,382)	174,032

COMMON STOCK — 0.0%@

Telecommunications — 0.0%@
11,289		Intelsat SA*(g)(l) (Cost — $457,065)	129,823

RIGHT — 0.0%@

COMMUNICATIONS — 0.0%@

Telecommunications — 0.0%@
11,289		SES SA expires 12/31/49*(g)(l) (Cost — $4)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,592,592,820)	1,578,896,440

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SHORT-TERM INVESTMENTS — 6.6%

TIME DEPOSITS — 4.6%
501	AUD		ANZ National Bank — Hong Kong, 2.270% due 9/1/25	$328
			BBH — New York:
958	GBP		2.920% due 9/1/25	1,296
15,885	ZAR		4.980% due 9/1/25	901
6,370	EUR		Citibank — London, 0.870% due 9/1/25	7,452
$23,097,745			Citibank — New York, 3.680% due 9/2/25	23,097,745
52,056,783			JPMorgan Chase & Co. — New York, 3.680% due 9/2/25	52,056,783
309,218			Royal Bank of Canada — Toronto, 3.680% due 9/2/25	309,218
28			Sumitomo Mitsui Banking Corp. — Tokyo, 3.680% due 9/2/25	28

			TOTAL TIME DEPOSITS (Cost — $75,473,751)	75,473,751

U.S. GOVERNMENT OBLIGATIONS — 2.0%
			U.S. Treasury Bills:
14,000,000			4.289% due 9/2/25(n)	13,998,337
20,000,000			4.253% due 9/16/25(n)	19,964,633

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $33,962,970)	33,962,970

			TOTAL SHORT-TERM INVESTMENTS (Cost — $109,436,721)	109,436,721

			TOTAL INVESTMENTS — 101.9% (Cost — $1,702,029,541)	1,688,333,161

			Liabilities in Excess of Other Assets — (1.9)%	(32,048,870)

			TOTAL NET ASSETS — 100.0%	$1,656,284,291

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $387,181,447 and represents 23.4% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2025, amounts to $38,900,496 and represents 2.3% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Illiquid security.
(h)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of August 31, 2025.
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Principal only security.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(m)	Interest only security.
(n)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2025, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,716,319,204	$32,364,247	$(60,397,274)	$(28,033,027)

Abbreviations used in this schedule:
ACES	— Alternative Credit Enhancement Securities
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
ETF	— Exchange-Traded Fund
GO	— General Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	29.0%
Mortgage-Backed Securities	28.2
U.S. Government Obligations	17.7
Collateralized Mortgage Obligations	13.4
Sovereign Bonds	3.0
Asset-Backed Securities	1.9
Municipal Bonds	0.2
Senior Loans	0.1
Open End Mutual Fund Security	0.0	*
Common Stock	0.0	*
Right	0.0	*
Short-Term Investments	6.5

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2025, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	788	12/25	$164,121,075	$164,328,780	$207,705
U.S. Treasury 5-Year Note Futures	562	12/25	61,306,106	61,521,437	215,331
U.S. Treasury 10-Year Note Futures	451	12/25	50,561,733	50,737,500	175,767
U.S. Treasury Long Bond Futures	110	12/25	12,564,063	12,567,500	3,437
U.S. Treasury Ultra Long Bond Futures	255	12/25	29,828,298	29,723,437	(104,861)

					497,379

Contracts to Sell:
Euro-Bobl Futures	28	9/25	3,871,084	3,847,825	23,259
Euro-Bund Futures	42	9/25	6,440,505	6,365,815	74,690
U.S. Ultra Long Bond Futures	155	12/25	17,657,705	17,732,968	(75,263)

					22,686

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$520,065

At August 31, 2025, Core Fixed Income Fund had deposited cash of $1,240,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At August 31, 2025, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	460,000	USD	537,602	GSC	$539,111	9/30/25	$1,509
Japanese Yen	240,000,000	USD	1,667,651	GSC	1,638,210	9/30/25	(29,441)
Japanese Yen	250,000,000	USD	1,725,923	GSC	1,706,469	9/30/25	(19,454)

							(47,386)

Contracts to Sell:
Australian Dollar	5,200,000	USD	3,423,420	GSC	3,405,796	9/30/25	17,624
Brazilian Real	30,490,000	USD	5,413,419	GSC	5,584,638	9/30/25	(171,219)
British Pound	6,332,500	USD	8,545,329	GSC	8,561,216	9/30/25	(15,887)
Colombian Peso	14,148,000,000	USD	3,468,540	GSC	3,518,093	9/30/25	(49,553)
Euro	24,455,000	USD	28,357,651	GSC	28,660,800	9/30/25	(303,149)
Euro	1,000,000	USD	1,158,800	GSC	1,171,981	9/30/25	(13,181)
Euro	630,000	USD	739,513	GSC	738,348	9/30/25	1,165
South African Rand	35,835,000	USD	1,988,638	CITI	2,028,125	9/30/25	(39,487)

							(573,687)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(621,073)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2025, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared—Credit Default Swap on Index—Sell Protection (1)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 44 5-Year Index, NR	5.000%	6/20/30	3-Month	3.208%	USD	3,180,000	$262,016	$226,734	$35,282

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At August 31, 2025, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $520,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	CITI	— Citigroup Global Markets Inc.
BRL	— Brazilian Real	GSC	— Goldman Sachs & Co.
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
ZAR	— South African Rand

See pages 270-271 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 95.9%

Advertising — 0.7%
$1,015,000	B	Neptune Bidco U.S. Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	$1,010,057

Aerospace/Defense — 0.5%
		ATI Inc., Senior Unsecured Notes:
484,000	BB-	4.875% due 10/1/29	474,512
210,000	BB-	5.125% due 10/1/31	205,090

		Total Aerospace/Defense	679,602

Airlines — 1.3%
405,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	400,441
		American Airlines Inc., Senior Secured Notes:
615,000	BB-	7.250% due 2/15/28(a)	631,309
240,000	BB	8.500% due 5/15/29(a)	251,657
		United Airlines Inc., Senior Secured Notes:
106,000	BBB-	4.375% due 4/15/26(a)	105,719
451,000	BBB-	4.625% due 4/15/29(a)	444,197

		Total Airlines	1,833,323

Auto Manufacturers — 0.0%@
26,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 8.750% due 12/15/31(a)	26,941

Banks — 0.4%
475,000	BB	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(a)	494,546

Building Materials — 0.4%
615,000	BB+	Standard Industries Inc., Senior Unsecured Notes, 3.375% due 1/15/31(a)	558,524

Chemicals — 1.8%
901,000	B	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	760,578
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	214,162
4,000	BB	5.250% due 12/15/29	3,977
800,000	BB	Methanex U.S. Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	807,821
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	549,976
430,069	CCC-	Trinseo Luxco Finance SPV Sarl/Trinseo NA Finance SPV LLC, Secured Notes, 7.625% (5.125% cash and 2.500% PIK until 2/15/28 then 7.625% until 5/3/29) due 5/3/29(a)(b)	154,825

		Total Chemicals	2,491,339

Coal — 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	155,596

Commercial Services — 6.9%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
306,000	B+	5.375% due 3/1/29(a)	297,334
170,000	B+	8.250% due 1/15/30(a)	176,118
207,000	B+	8.375% due 6/15/32(a)	216,204
		Block Inc., Senior Unsecured Notes:
390,000	BB+	6.500% due 5/15/32(a)	404,221
160,000	BB+	6.000% due 8/15/33(a)	164,295
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	541,426
709,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)	678,406
		Deluxe Corp.:
822,000	CCC+	Company Guaranteed Notes, 8.000% due 6/1/29(a)	814,561
130,000	B+	Senior Secured Notes, 8.125% due 9/15/29(a)	135,572
		EquipmentShare.com Inc.:
522,000	B	Secured Notes, 8.625% due 5/15/32(a)	562,936
395,000	B	Senior Secured Notes, 8.000% due 3/15/33(a)	420,055

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 6.9% — (continued)
		Herc Holdings Inc.:
$455,000	BB-	Company Guaranteed Notes, 7.250% due 6/15/33(a)	$477,615
219,000	BB-	Senior Unsecured Notes, 7.000% due 6/15/30(a)	228,067
		Hertz Corp. (The):
367,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)	340,527
315,000	B	Senior Secured Notes, 12.625% due 7/15/29(a)	327,601
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	786,620
		Prime Security Services Borrower LLC/Prime Finance Inc.:
540,000	B+	Secured Notes, 6.250% due 1/15/28(a)	540,333
231,000	BB+	Senior Secured Notes, 3.375% due 8/31/27(a)	223,989
522,000	BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	541,559
610,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	660,891
684,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	678,097
544,000	B	WEX Inc., Company Guaranteed Notes, 6.500% due 3/15/33(a)	557,004

		Total Commercial Services	9,773,431

Computers — 0.7%
520,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	547,528
62,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	61,285
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
210,000	BB	4.091% due 6/1/29(a)	199,836
188,000	BB	4.125% due 1/15/31(a)	171,833

		Total Computers	980,482

Cosmetics/Personal Care — 1.2%
718,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	684,078
940,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	946,759

		Total Cosmetics/Personal Care	1,630,837

Diversified Financial Services — 7.3%
414,000	BB+	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(c)(d)	410,601
735,000	BB+	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(c)(d)	732,134
1,052,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	1,093,112
345,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	368,910
513,000	BB	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	512,475
905,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	787,520
627,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	662,685
416,000	BB-	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	439,650
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	739,474
		goeasy Ltd.:
		Company Guaranteed Notes:
395,000	BB-	6.875% due 5/15/30(a)	401,517
155,000	BB-	6.875% due 2/15/31(a)	155,264
297,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	307,757
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	193,303
405,000	BB	7.125% due 4/30/31(a)	423,419
440,000	BB	6.125% due 11/1/32(a)	442,343
123,000	BB	6.750% due 5/1/33(a)	127,180
495,000	B2(e)	Phoenix Aviation Capital Ltd., Senior Unsecured Notes, 9.250% due 7/15/30(a)	525,079
705,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	730,448
505,000	B1(e)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	523,054
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	748,755

		Total Diversified Financial Services	10,324,680

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 4.3%
$638,000	BB+	Atlantica Sustainable Infrastructure Ltd., Company Guaranteed Notes, 4.125% due 6/15/28(a)	$619,284
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	519,065
700,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	630,345
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,666
290,000	BB	5.250% due 6/15/29(a)	289,357
597,000	BB	3.625% due 2/15/31(a)	551,036
170,000	BB	6.250% due 11/1/34(a)	174,392
910,000	Ba3(e)	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	887,528
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	180,724
320,000	BB+	6.875% due 4/15/32(a)	336,011
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	540,804
		XPLR Infrastructure Operating Partners LP:
445,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	436,698
690,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	705,203

		Total Electric	6,045,113

Electrical Components & Equipment — 0.7%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	476,928
29,000	BB+	6.625% due 1/15/32(a)	29,906
504,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(a)	523,050

		Total Electrical Components & Equipment	1,029,884

Electronics — 1.0%
700,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	682,977
730,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	698,950

		Total Electronics	1,381,927

Entertainment — 2.7%
755,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	785,993
675,000	BBB-	Flutter Treasury DAC, Senior Secured Notes, 5.875% due 6/4/31(a)	687,714
795,000	B-	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	801,007
753,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	739,657
755,000	B	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	797,289

		Total Entertainment	3,811,660

Food — 1.9%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB+	5.875% due 2/15/28(a)	372,240
505,000	BB+	3.500% due 3/15/29(a)	480,662
355,000	BB+	6.250% due 3/15/33(a)	363,506
767,000	CCC+	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	698,135
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	133,200
		Performance Food Group Inc., Company Guaranteed Notes:
347,000	BB	5.500% due 10/15/27(a)	346,740
360,000	BB	4.250% due 8/1/29(a)	348,819

		Total Food	2,743,302

Forest Products & Paper — 0.4%
622,000	B+	Magnera Corp., Senior Secured Notes, 4.750% due 11/15/29(a)	549,990

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Gas — 0.5%
		Venture Global Plaquemines LNG LLC, Senior Secured Notes:
$97,000	BB+	7.500% due 5/1/33(a)	$106,465
558,000	BB+	7.750% due 5/1/35(a)	621,612

		Total Gas	728,077

Healthcare — Products — 1.4%
470,000	B+	Insulet Corp., Senior Unsecured Notes, 6.500% due 4/1/33(a)	487,650
402,000	BB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	386,258
625,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	642,859
462,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	486,205

		Total Healthcare — Products	2,002,972

Healthcare — Services — 2.2%
778,000	B	Concentra Health Services Inc., Company Guaranteed Notes, 6.875% due 7/15/32(a)	807,539
683,000	BB-	DaVita Inc., Company Guaranteed Notes, 6.750% due 7/15/33(a)	708,328
285,000	B	LifePoint Health Inc., Senior Secured Notes, 9.875% due 8/15/30(a)	308,704
		Molina Healthcare Inc., Senior Unsecured Notes:
715,000	BB	3.875% due 11/15/30(a)	657,261
160,000	BB	6.250% due 1/15/33(a)	161,246
535,000	B	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(a)	539,108

		Total Healthcare — Services	3,182,186

Home Builders — 0.9%
695,000	BB-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 8/1/33(a)	697,779
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	200,411
446,000	BB+	4.625% due 3/1/30(a)	427,516

		Total Home Builders	1,325,706

Insurance — 2.6%
666,000	B	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(a)	683,821
590,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	603,851
520,000	B	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	540,018
705,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	728,777
557,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	589,537
585,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	607,663

		Total Insurance	3,753,667

Internet — 1.9%
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	102,874
198,000	BB-	7.125% due 9/30/30(a)	205,116
354,000	BB-	6.250% due 4/1/33(a)	364,904
784,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, (Cost — $742,774, acquired 3/3/21), 5.500% due 7/1/27(a)(f)	782,101
490,000	B	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	475,750
		Match Group Holdings II LLC, Senior Unsecured Notes:
434,000	BB	4.125% due 8/1/30(a)	409,036
149,000	BB	3.625% due 10/1/31(a)	134,580
265,000	BB	6.125% due 9/15/33(a)	268,265

		Total Internet	2,742,626

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.2%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
$56,000	BBB-	3.375% due 6/15/26(a)	$55,273
156,000	BBB-	8.000% due 6/15/27(a)	162,005

		Total Investment Companies	217,278

Iron/Steel — 2.2%
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
80,000	BB-	5.875% due 6/1/27	79,947
330,000	BB-	7.000% due 3/15/32(a)	328,510
660,000	Ba3(e)	7.375% due 5/1/33(a)	657,964
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	39,886
665,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	619,657
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(e)	8.125% due 5/1/27(a)	268,341
398,000	Ba3(e)	9.250% due 10/1/28(a)	416,371
639,000	Ba3(e)	8.500% due 5/1/30(a)	663,735

		Total Iron/Steel	3,074,411

Leisure Time — 2.9%
		Carnival Corp.:
		Company Guaranteed Notes:
749,000	BB+	6.000% due 5/1/29(a)	759,100
305,000	BB+	6.125% due 2/15/33(a)	313,392
120,000	BBB-	Senior Secured Notes, 7.000% due 8/15/29(a)	126,650
420,000	BB+	Senior Unsecured Notes, 5.750% due 8/1/32(a)	427,875
		NCL Corp., Ltd.:
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	270,755
230,000	BB	8.125% due 1/15/29(a)	242,016
		Senior Unsecured Notes:
374,000	B	7.750% due 2/15/29(a)	399,805
350,000	B	6.250% due 3/1/30(a)	355,420
180,000	B	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	182,700
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
290,000	BBB-	6.250% due 3/15/32(a)	299,485
735,000	BBB-	6.000% due 2/1/33(a)	755,610

		Total Leisure Time	4,132,808

Lodging — 2.4%
961,000	B	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	895,366
820,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	793,099
802,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	825,410
		Travel + Leisure Co., Senior Secured Notes:
500,000	BB-	4.500% due 12/1/29(a)	484,569
370,000	BB-	6.125% due 9/1/33(a)	371,519

		Total Lodging	3,369,963

Media — 6.1%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	359,644
905,000	B	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	749,758
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	517,118
680,000	BB-	4.500% due 5/1/32	622,171
630,000	BB-	4.250% due 1/15/34(a)	547,519

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 6.1% — (continued)
		CSC Holdings LLC:
		Company Guaranteed Notes:
$200,000	CCC+	6.500% due 2/1/29(a)	$157,814
415,000	CCC+	4.125% due 12/1/30(a)	272,231
200,000	CCC+	4.500% due 11/15/31(a)	129,893
510,000	CCC-	Senior Unsecured Notes, 5.750% due 1/15/30(a)	240,345
		Paramount Global, Junior Subordinated Notes:
619,000	B+	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(c)	602,948
222,000	B+	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	222,532
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	541,062
846,000	BB+	3.875% due 9/1/31(a)	761,294
727,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	694,896
345,000	BB+	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28(a)	343,492
		Univision Communications Inc., Senior Secured Notes:
112,000	B+	7.375% due 6/30/30(a)	112,701
430,000	B+	8.500% due 7/31/31(a)	443,511
505,000	B+	9.375% due 8/1/32(a)	532,172
817,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	747,946

		Total Media	8,599,047

Mining — 1.9%
470,000	BB-	Capstone Copper Corp., Company Guaranteed Notes, 6.750% due 3/31/33(a)	483,085
1,160,000	BB+	Fortescue Treasury Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	1,103,779
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B+	4.500% due 4/1/26(a)	39,753
482,000	B+	6.125% due 4/1/29(a)	487,539
534,000	BB	Novelis Corp., Company Guaranteed Notes, 6.375% due 8/15/33(a)	540,062

		Total Mining	2,654,218

Miscellaneous Manufacturers — 0.0%@
12,101	WD(g)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(h)#	—

Oil & Gas — 5.9%
668,000	BB-	Baytex Energy Corp., Company Guaranteed Notes, 7.375% due 3/15/32(a)	653,091
		Civitas Resources Inc., Company Guaranteed Notes:
397,000	BB-	8.625% due 11/1/30(a)	413,551
285,000	BB-	9.625% due 6/15/33(a)	301,313
		Comstock Resources Inc., Company Guaranteed Notes:
505,000	B	6.750% due 3/1/29(a)	498,285
170,000	B	5.875% due 1/15/30(a)	159,654
		Crescent Energy Finance LLC, Company Guaranteed Notes:
387,000	BB-	7.625% due 4/1/32(a)	385,941
74,000	BB-	7.375% due 1/15/33(a)	72,363
390,000	BB-	8.375% due 1/15/34(a)	396,045
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
342,000	BB+	5.750% due 2/1/29(a)	337,860
50,000	BB+	6.000% due 2/1/31(a)	48,232
590,000	BB+	6.250% due 4/15/32(a)	565,259
150,000	BB+	8.375% due 11/1/33(a)	156,675
175,000	BB+	7.250% due 2/15/35(a)	170,949
283,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	287,907
874,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	874,560
255,000	BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	269,934
629,000	B+	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	652,330

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 5.9% — (continued)
$741,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	$771,953
810,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	798,674
582,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	591,907

		Total Oil & Gas	8,406,483

Oil & Gas Services — 1.4%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	279,060
375,000	BB-	6.625% due 9/1/32(a)	384,709
635,000	BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	657,205
642,000	BB-	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(a)	658,401

		Total Oil & Gas Services	1,979,375

Packaging & Containers — 2.7%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes:
210,000	B	6.000% due 6/15/27(a)	210,191
875,000	B	3.250% due 9/1/28(a)	827,575
		Clydesdale Acquisition Holdings Inc.:
708,000	B-	Company Guaranteed Notes, 8.750% due 4/15/30(a)	730,112
105,000	B+	Senior Secured Notes, 6.750% due 4/15/32(a)	107,956
		Crown Americas LLC, Company Guaranteed Notes:
474,000	BB+	5.250% due 4/1/30	480,577
195,000	BB+	5.875% due 6/1/33(a)	197,420
728,000	CCC	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	668,699
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	243,662
417,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	406,153

		Total Packaging & Containers	3,872,345

Pharmaceuticals — 2.6%
		HLF Financing Sarl LLC/Herbalife International Inc.:
975,000	B+	Company Guaranteed Notes, 4.875% due 6/1/29(a)	858,581
685,000	BB-	Senior Secured Notes, 12.250% due 4/15/29(a)	746,672
804,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	689,674
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)#	—
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
400,000	BB	7.875% due 9/15/29	437,018
270,000	BB	8.125% due 9/15/31	307,050
325,000	BB	6.000% due 12/1/32	334,497
325,000	BB	Teva Pharmaceutical Finance Netherlands IV BV, Company Guaranteed Notes, 5.750% due 12/1/30	332,411

		Total Pharmaceuticals	3,705,903

Pipelines — 6.3%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	406,335
		Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
455,000	BB-	8.625% due 3/15/29(a)	475,957
535,000	BB-	7.375% due 6/30/33(a)	535,717
655,000	BB+	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	697,566
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B	8.250% due 1/15/29	364,336
510,000	B	8.875% due 4/15/30	540,279
85,000	B	7.875% due 5/15/32	88,303
110,000	B	8.000% due 5/15/33	114,976

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 6.3% — (continued)
		Harvest Midstream I LP, Senior Unsecured Notes:
$770,000	BB-	7.500% due 9/1/28(a)	$778,729
510,000	BB-	7.500% due 5/15/32(a)	525,713
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
775,000	BB-	7.375% due 7/15/32(a)	808,586
35,000	BB-	6.625% due 1/15/34(a)	35,580
1,200,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,177,516
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
392,000	B+	8.125% due 2/15/29(a)	400,170
459,000	B+	8.375% due 2/15/32(a)	467,285
238,000	Ba1(e)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	246,590
1,263,000	BB	Venture Global LNG Inc., Senior Secured Notes, 8.375% due 6/1/31(a)	1,325,889

		Total Pipelines	8,989,527

Real Estate — 1.5%
		Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes:
338,000	BB-	6.750% due 5/15/28(a)	341,570
380,000	BB-	8.875% due 9/1/31(a)	408,006
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	524,410
		Kennedy-Wilson Inc., Company Guaranteed Notes:
925,000	B	4.750% due 3/1/29	881,632
41,000	B	4.750% due 2/1/30	38,466

		Total Real Estate	2,194,084

Real Estate Investment Trusts (REITs) — 3.2%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	772,519
890,000	Ba3(e)	Arbor Realty SR Inc., Senior Unsecured Notes, 7.875% due 7/15/30(a)	926,553
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	689,312
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB	4.250% due 2/1/27(a)	300,233
110,000	BB	4.750% due 6/15/29(a)	107,638
340,000	BB	7.000% due 7/15/31(a)	357,731
		Service Properties Trust, Company Guaranteed Notes:
180,000	BB-	8.375% due 6/15/29	185,873
478,000	BB-	8.875% due 6/15/32	493,607
		Starwood Property Trust Inc., Senior Unsecured Notes:
130,000	BB-	7.250% due 4/1/29(a)	136,465
530,000	BB-	6.500% due 7/1/30(a)	550,442

		Total Real Estate Investment Trusts (REITs)	4,520,373

Retail — 5.1%
630,000	BB+	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	670,239
894,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	891,588
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	424,506
187,000	BB	5.625% due 1/1/30(a)	186,812
77,000	BB	6.875% due 3/1/32(a)	79,991
1,467,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	1,161,579
		LBM Acquisition LLC:
686,000	CCC	Company Guaranteed Notes, 6.250% due 1/15/29(a)	630,262
375,000	B-	Senior Secured Notes, 9.500% due 6/15/31(a)	393,383
		Murphy Oil USA Inc., Company Guaranteed Notes:
415,000	BB+	4.750% due 9/15/29	408,593
110,000	BB+	3.750% due 2/15/31(a)	101,903
807,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	764,001

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†		Rating††	Security	Value

	Retail — 5.1% — (continued)
			PetSmart LLC/PetSmart Finance Corp.:
$	$ 450,000	B-	Company Guaranteed Notes, 10.000% due 9/15/33(a)	$442,108
	250,000	BB-	Senior Secured Notes, 7.500% due 9/15/32(a)	247,878
	257,000	BB-	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	266,073
	495,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	522,389

			Total Retail	7,191,305

	Semiconductors — 0.2%
	320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	324,363

	Software — 2.4%
	635,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	665,197
			Cloud Software Group Inc.:
	140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	146,006
			Senior Secured Notes:
	355,000	B	6.500% due 3/31/29(a)	359,189
	370,000	B	8.250% due 6/30/32(a)	395,867
	365,000	B	6.625% due 8/15/33(a)	370,250
	450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	425,903
			Open Text Corp., Company Guaranteed Notes:
	20,000	BB	3.875% due 2/15/28(a)	19,455
	260,000	BB	3.875% due 12/1/29(a)	245,291
	240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	221,028
	1,116,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	540,301

			Total Software	3,388,487

	Telecommunications — 6.1%
			Altice Financing SA, Senior Secured Notes:
	1,264,000	CCC+	5.000% due 1/15/28(a)	1,033,396
	607,000	CCC+	5.750% due 8/15/29(a)	481,746
			Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes:
	438,000	BB+	6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	448,366
	330,000	BB+	7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	338,425
	610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	641,181
	2,000	B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	1,979
	715,000	B	Connect Finco Sarl/Connect U.S. Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	745,689
			Maya SAS, Senior Secured Notes:
	133,000	B+	7.000% due 10/15/28(a)	135,447
	200,000	B+	8.500% due 4/15/31(a)	215,382
	985,000	B+	7.000% due 4/15/32(a)	1,014,397
			Rogers Communications Inc., Subordinated Notes:
	286,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(c)	294,009
	404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(c)	419,408
	535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	544,495
	590,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	432,175
	667,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	626,980
			Vmed O2 UK Financing I PLC, Senior Secured Notes:
	260,000	B+	4.750% due 7/15/31(a)	243,302
	270,000	B+	7.750% due 4/15/32(a)	282,776
	780,000	CCC	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	725,249

			Total Telecommunications	8,624,402

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 1.0%
$670,000	B2(e)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	$663,144
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	696,375

		Total Transportation	1,359,519

		TOTAL CORPORATE BONDS & NOTES (Cost — $133,739,378)	135,860,359

SENIOR LOANS — 0.3%

Media — 0.1%
116,115	NR	Gannett Holdings LLC, 9.185% (3-Month CME Term SOFR + 5.000%) due 10/15/29(c)	115,607

Mining — 0.2%
360,705	NR	Arctic Canadian Diamond Company Ltd., 10.000% (6-Month USD-LIBOR + 10.000%) due 12/31/27(c)(i)	341,764

		TOTAL SENIOR LOANS (Cost — $460,161)	457,371

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $134,199,539)	136,317,730

SHORT-TERM INVESTMENTS — 2.8%

TIME DEPOSITS — 2.8%
447,190		ANZ National Bank — London, 3.680% due 9/2/25	447,190
3,503,696		Citibank — New York, 3.680% due 9/2/25	3,503,696

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,950,886)	3,950,886

		TOTAL INVESTMENTS — 99.0% (Cost — $138,150,425)	140,268,616

		Other Assets in Excess of Liabilities — 1.0%	1,453,210

		TOTAL NET ASSETS — 100.0%	$141,721,826

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $121,468,547 and represents 85.7% of net assets.

(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Va riable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2025, amounts to $782,101 and represents 0.6% of net assets.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2025, the Fund held Level 3 securities with a total value of $0, representing 0.0% of net assets.

At August 31, 2025, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$ 138,702,609	$3,770,699	$(2,204,692)	$1,566,007

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Abbreviations used in this schedule:		Currency abbreviation used in this schedule:
CME	— Chicago Mercantile Exchange	USD	— United States Dollar
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	96.9%
Senior Loans	0.3
Short-Term Investments	2.8

Total Investments	100.0%

^	As a percentage of total investments.

See pages 270-271 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 40.4%

Australia — 1.6%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	$62,498
50,000	AUD	1.750% due 6/21/51	17,293
		New South Wales Treasury Corp.:
300,000	AUD	2.000% due 3/8/33	165,172
1,200,000	AUD	1.750% due 3/20/34	621,983
		Queensland Treasury Corp.:
1,200,000	AUD	2.000% due 8/22/33	647,836
200,000	AUD	1.750% due 7/20/34(a)	101,944
300,000	AUD	5.250% due 7/21/36(a)	199,042
		Treasury Corp. of Victoria:
400,000	AUD	4.250% due 12/20/32	258,097
1,000,000	AUD	2.250% due 9/15/33	548,459
400,000	AUD	2.000% due 9/17/35	199,252

		Total Australia	2,821,576

Brazil — 1.9%
		Brazil Letras do Tesouro Nacional:
11,900,000	BRL	zero coupon due 10/1/25	2,168,491
7,500,000	BRL	zero coupon due 4/1/26	1,276,354

		Total Brazil	3,444,845

Bulgaria — 0.4%
		Bulgaria Government International Bonds:
400,000	EUR	3.375% due 7/18/35	460,949
200,000	EUR	4.125% due 7/18/45	228,146

		Total Bulgaria	689,095

Canada — 1.1%
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(a)	320,864
200,000	CAD	Province of British Columbia Canada, 4.150% due 6/18/34	149,482
700,000	CAD	Province of Ontario Canada, 3.650% due 6/2/33	510,801
		Province of Quebec Canada:
900,000	CAD	3.600% due 9/1/33(a)	652,598
500,000	CAD	4.450% due 9/1/34	381,373

		Total Canada	2,015,118

Chile — 0.1%
$200,000		Chile Government International Bonds, 4.850% due 1/22/29	204,430

China — 3.1%
		China Government Bonds:
5,300,000	CNY	2.040% due 11/25/34	758,209
14,900,000	CNY	1.650% due 5/15/35	2,059,201
4,090,000	CNY	3.190% due 4/15/53	703,655
12,700,000	CNY	2.190% due 9/25/54	1,814,646
2,300,000	CNY	1.920% due 1/15/55	309,344

		Total China	5,645,055

France — 3.9%
6,000,000	EUR	French Republic Government Bonds OAT, 2.750% due 2/25/30(a)(h)	7,054,947

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 40.4% — (continued)

Israel — 1.0%
		Israel Government International Bonds:
$300,000		5.375% due 3/12/29	$308,106
900,000		5.375% due 2/19/30	924,579
300,000		5.500% due 3/12/34	306,538
300,000		5.750% due 3/12/54	278,161

		Total Israel	1,817,384

Italy — 0.3%
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	560,141

Japan — 9.2%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	332,065
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	617,818
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,248,050
280,000,000	JPY	1.400% due 9/20/45	1,546,621
152,000,000	JPY	0.500% due 9/20/46	673,886
98,000,000	JPY	0.700% due 12/20/48	426,452
360,000,000	JPY	0.500% due 3/20/49	1,471,230
60,000,000	JPY	0.700% due 12/20/50	243,704
60,000,000	JPY	0.700% due 3/20/51	241,648
125,000,000	JPY	0.700% due 6/20/51	499,349
180,000,000	JPY	0.700% due 12/20/51	708,536
152,000,000	JPY	1.800% due 3/20/54	778,987
202,000,000	JPY	2.200% due 6/20/54	1,135,492
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	856,445
200,000,000	JPY	1.000% due 12/20/35	1,277,179
20,000,000	JPY	0.400% due 3/20/36	119,309
100,000,000	JPY	0.400% due 6/20/40	528,379
130,000,000	JPY	1.800% due 9/20/44	785,778
180,000,000	JPY	2.000% due 12/20/44	1,120,926
74,000,000	JPY	2.400% due 3/20/45	489,738
		Japanese Government CPI Linked Bonds:
166,215,840	JPY	0.100% due 3/10/28	1,158,896
52,776,770	JPY	0.100% due 3/10/29	370,147

		Total Japan	16,630,635

Luxembourg — 0.6%
1,000,000		Eagle Funding Luxco Sarl, 5.500% due 8/17/30(a)	1,015,810

Malaysia — 1.9%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	3,003,534
900,000	MYR	2.632% due 4/15/31	206,464
160,000	MYR	3.582% due 7/15/32	38,549
860,000	MYR	Malaysia Government Investment Issues, 4.193% due 10/7/32	214,855

		Total Malaysia	3,463,402

Peru — 0.8%
900,000	PEN	Peru Government Bonds, 7.600% due 8/12/39(a)	273,176
		Peruvian Government International Bonds:
2,321,000	PEN	6.950% due 8/12/31	721,850

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value

SOVEREIGN BONDS — 40.4% — (continued)

Peru — 0.8% — (continued)
1,400,000	PEN	5.400% due 8/12/34	$379,104

		Total Peru	1,374,130

Poland — 0.4%
		Poland Government International Bonds:
$200,000		4.625% due 3/18/29	203,476
100,000		4.875% due 2/12/30	102,847
100,000		4.875% due 10/4/33	100,485
100,000		5.125% due 9/18/34	101,099
100,000		5.375% due 2/12/35	102,537

		Total Poland	610,444

Romania — 0.7%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	761,846
200,000	EUR	1.750% due 7/13/30(a)	205,341
100,000	EUR	2.000% due 4/14/33(a)	91,645
50,000	EUR	2.750% due 4/14/41(a)	37,681
200,000	EUR	2.875% due 4/13/42(a)	150,590

		Total Romania	1,247,103

Saudi Arabia — 0.9%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(a)	408,743
400,000		4.750% due 1/18/28(a)	405,457
500,000	EUR	3.375% due 3/5/32(a)	591,434
200,000		4.875% due 7/18/33(a)	202,747

		Total Saudi Arabia	1,608,381

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(a)	108,678
100,000	EUR	1.650% due 3/3/33(a)	96,837

		Total Serbia	205,515

Singapore — 0.7%
		Singapore Government Bonds:
47,000	SGD	2.375% due 7/1/39	38,630
1,269,000	SGD	3.250% due 6/1/54	1,262,808

		Total Singapore	1,301,438

South Africa — 0.8%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	497,308
18,200,000	ZAR	8.875% due 2/28/35	987,564

		Total South Africa	1,484,872

South Korea — 0.2%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(a)	401,473

Spain — 7.0%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	119,954
		Spain Government Bonds:
600,000	EUR	2.500% due 5/31/27	707,524
400,000	EUR	1.450% due 10/31/27(a)	462,121
2,200,000	EUR	2.400% due 5/31/28	2,586,750

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 40.4% — (continued)

Spain — 7.0% — (continued)
5,180,000	EUR	3.450% due 10/31/34(a)	$6,176,983
1,560,000	EUR	3.150% due 4/30/35(a)	1,808,585
500,000	EUR	1.900% due 10/31/52(a)	374,716
700,000	EUR	1.450% due 10/31/71(a)	358,294

		Total Spain	12,594,927

Supranational — 0.7%
1,000,000	EUR	European Union, 3.750% due 10/12/45	1,147,030

United Kingdom — 3.0%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,365,388
700,000	GBP	3.500% due 1/22/45	726,431
500,000	GBP	1.750% due 1/22/49	343,780
1,400,000	GBP	0.625% due 10/22/50	651,687
1,300,000	GBP	1.250% due 7/31/51	723,405
1,000,000	GBP	4.375% due 7/31/54	1,116,286
200,000	GBP	5.375% due 1/31/56	261,643
500,000	GBP	1.125% due 10/22/73	204,235

		Total United Kingdom	5,392,855

		TOTAL SOVEREIGN BONDS
		(Cost — $82,016,587)	72,730,606

MORTGAGE-BACKED SECURITIES — 38.8%

FHLMC — 5.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
$24,246		3.500% due 10/1/39	23,336
351,948		2.500% due 12/1/51	292,921
80,953		2.000% due 3/1/52	64,793
1,143,420		4.500% due 9/1/52 — 10/1/52	1,105,500
4,186,967		6.500% due 1/1/53 — 11/1/53	4,350,804
2,467,154		5.000% due 3/1/53 — 6/1/54	2,443,288
1,661,398		6.000% due 12/1/53 — 9/1/54	1,699,460

		Total FHLMC	9,980,102

FNMA — 25.8%
		Federal National Mortgage Association (FNMA):
778,126		4.500% due 9/1/34 — 6/1/52	752,355
279,499		3.500% due 10/1/34 — 6/1/50	259,042
8,508		6.770% (1-Year CMT Index + 2.360%) due 11/1/34(b)	8,838
6,106,998		6.500% due 8/1/37 — 12/1/53	6,333,719
383,546		3.000% due 10/1/49 — 5/1/51	333,279
74,042		4.000% due 6/1/50	69,968
400,200		2.000% due 3/1/52	320,436
7,723,274		6.000% due 4/1/53 — 7/1/54	7,911,687
1,274,191		5.000% due 5/1/53 — 6/1/54	1,259,166
528,798		5.500% due 9/1/53	533,629
344,000		4.000% due 10/1/55(c)	321,049
12,800,000		5.000% due 10/1/55(c)	12,614,502
3,135,000		6.000% due 10/1/55(c)	3,200,218
12,100,000		6.500% due 10/1/55(c)	12,528,110

		Total FNMA	46,445,998

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MORTGAGE-BACKED SECURITIES — 38.8% — (continued)

GNMA — 7.5%
		Government National Mortgage Association II (GNMA):
$958		6.000% due 9/20/38	$979
4,361,689		3.000% due 11/20/51 — 6/20/52	3,871,027
6,776,310		3.500% due 12/20/52 — 2/20/55	6,180,245
700,000		2.500% due 9/20/55(c)	596,888
1,200,000		3.000% due 10/20/55(c)	1,063,539
1,800,000		6.500% due 10/20/55(c)	1,850,229

		Total GNMA	13,562,907

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $69,649,069)	69,989,007

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9%

Asset-Backed Securities — 7.0%
270,152		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 5.337% (1-Month Term SOFR + 1.014%) due 8/25/35(b)	267,630
305,613		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.917% (1-Month Term SOFR + 0.594%) due 5/25/35(b)	274,856
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, 5.565% (3-Month Term SOFR + 1.240%) due 7/19/34(a)(b)	501,042
122,883		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.887% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(b)	123,762
213,451		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.411% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(b)	213,602
299,543	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 2.815% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(b)	349,654
160,143	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.696% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(b)	187,341
145,631	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 2.806% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(b)	170,255
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 5.415% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(b)	600,793
480,844		CarVal CLO I Ltd., Series 2018-1A, Class AR, 5.548% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(b)	481,552
104,695		CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.530% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(b)	104,703
		Countrywide Asset-Backed Certificates:
195,603		Series 2007-9, Class 2A4, 4.687% (1-Month Term SOFR + 0.364%) due 2/25/36(b)	189,005
32,990		Series 2007-12, Class 1A1, 5.177% (1-Month Term SOFR + 0.854%) due 8/25/47(b)	32,282
222,292		Series 2007-13, Class 1A, 5.277% (1-Month Term SOFR + 0.954%) due 10/25/47(b)	218,323
122,059		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	18,566
144,274	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 2.676% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(b)	168,761
461,383	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class AR, 2.876% (3-Month EURIBOR + 0.840%) due 8/15/33(a)(b)	540,039
214,883	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.686% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	250,845
600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 5.395% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(b)	600,724
141,639		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.599% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(b)	141,775
500,000		Elevation CLO Ltd., Series 2018-3A, Class A1R2, 5.618% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(b)	499,749
267,823		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.487% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(b)	263,223

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9% — (continued)

Asset-Backed Securities — 7.0% — (continued)
$336,757		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.669% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	$337,192
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.266% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(b)	585,266
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.205% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(b)	1,052,850
500,000		ICG U.S. CLO Ltd., Series 2021-3A, Class AR, 5.475% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(b)	500,486
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 5.438% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(b)	700,780
334,623		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 5.508% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(b)	334,460
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.977% (1-Month Term SOFR + 0.654%) due 5/25/36(b)	388,375
45,780		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.577% (1-Month Term SOFR + 0.254%) due 3/25/37(b)	41,973
229,434		OZLM IX Ltd., Series 2014-9A, Class A1A4, 5.525% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(b)	229,537
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.186% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(b)	585,407
300,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class A1RR, 3.292% (3-Month EURIBOR + 1.260%) due 8/29/36(a)(b)	351,160
819,600		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.937% (1-Month Term SOFR + 0.614%) due 11/25/36(b)	776,723
461,350	EUR	St Pauls CLO, Series 11A, Class AR, 2.892% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(b)	539,256
21,540		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.534% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(b)	21,536

		Total Asset-Backed Securities	12,643,483

Mortgage Securities — 8.9%
150,012	GBP	ALBA PLC, Series 2007-1, Class A3, 4.435% (Sterling Overnight Index Average + 0.289%) due 3/17/39(b)	199,929
197,866		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.793% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(b)	198,026
4,272		Banc of America Funding Trust, Series 2006-A, Class 1A1, 6.243% due 2/20/36(b)	4,068
183,463		BDS Ltd., Series 2021-FL10, Class A, 5.824% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(b)	183,508
		Bear Stearns Adjustable Rate Mortgage Trust:
1,336		Series 2003-5, Class 1A2, 5.033% due 8/25/33(b)	1,293
1,252		Series 2003-7, Class 6A, 6.064% due 10/25/33(b)	1,213
4,424		Series 2004-2, Class 22A, 6.896% due 5/25/34(b)	4,294
1,434		Series 2004-2, Class 23A, 4.000% due 5/25/34(b)	1,305
25,577		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.075% due 1/26/36(b)	18,175
358,066		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.705% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(b)	357,037
593,561		Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.375% due 5/25/64(a)(b)(l)	540,840
		Countrywide Alternative Loan Trust:
2,875		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,134
16,573		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,537
32,787		Series 2007-11T1, Class A12, 4.787% (1-Month Term SOFR + 0.464%) due 5/25/37(b)	10,077
25,461		Series 2007-7T2, Class A9, 6.000% due 4/25/37	10,636
		Countrywide Home Loan Mortgage Pass-Through Trust:
33,469		Series 2005-2, Class 1A1, 5.077% (1-Month Term SOFR + 0.754%) due 3/25/35(b)	31,127
454		Series 2005-3, Class 2A1, 5.017% (1-Month Term SOFR + 0.694%) due 4/25/35(b)	439
33,640		Series 2005-9, Class 1A3, 4.897% (1-Month Term SOFR + 0.574%) due 5/25/35(b)	29,512
11,058		Series 2005-11, Class 3A1, 3.651% due 4/25/35(b)	8,413

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9% — (continued)

Mortgage Securities — 8.9% — (continued)
$5,019		Series 2005-HYB9, Class 3A2A, 6.662% (1-Year Term SOFR + 2.465%) due 2/20/36(b)	$4,350
490,277		Series 2007-4, Class 1A47, 6.000% due 5/25/37	207,907
91,937		Series 2007-19, Class 2A1, 6.500% due 11/25/47	43,436
		Credit Suisse Commercial Mortgage Capital Trust:
34,400		Series 2007-5R, Class A5, 6.500% due 7/26/36	7,207
69,493		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(b)	57,126
340,020		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.937% (1-Month Term SOFR + 1.614%) due 10/25/47(b)	260,866
21,611	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.419% (Sterling Overnight Index Average + 0.269%) due 6/15/44(b)	29,121
107,285	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.222% (Sterling Overnight Index Average + 1.069%) due 6/13/45(b)	144,904
340,358		Extended Stay America Trust, Series 2021-ESH, Class A, 5.557% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	340,527
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,815		Series 2391, Class FJ, 4.957% (30-Day Average SOFR + 0.614%) due 4/15/28(b)	2,813
13,388		Series 2614, Class SJ, 7.405% (19.348% — 2.75% x 30-Day Average SOFR) due 5/15/33(d)	15,224
48,242		Series 4579, Class FD, 4.778% (30-Day Average SOFR + 0.464%) due 1/15/38(b)	47,607
48,242		Series 4579, Class SD, 1.911% due 1/15/38(b)(e)	2,514
830,929		Series 5513, Class MF, 5.288% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	835,707
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
5,521		Series T-35, Class A, 4.743% (30-Day Average SOFR + 0.394%) due 9/25/31(b)	5,501
13,485		Series T-62, Class 1A1, 5.422% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	12,379
3,125		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,144
18,875		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	19,675
		Federal National Mortgage Association (FNMA), REMICS:
3,099		Series 2003-34, Class A1, 6.000% due 4/25/43	3,134
3,443		Series 2006-48, Class TF, 4.863% (30-Day Average SOFR + 0.514%) due 6/25/36(b)	3,419
38,306		Series 2009-104, Class FA, 5.263% (30-Day Average SOFR + 0.914%) due 12/25/39(b)	38,527
872,100		Series 2024-90, Class FA, 5.848% (30-Day Average SOFR + 1.500%) due 12/25/54(b)	881,955
436,026		Series 2025-6, Class GF, 5.748% (30-Day Average SOFR + 1.400%) due 2/25/55(b)	438,688
771,678		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(b)	740,498
6,529		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.845% due 11/19/35(b)	5,708
		Government National Mortgage Association (GNMA):
55,418		Series 2016-H15, Class FA, 5.242% (1-Month Term SOFR + 0.914%) due 7/20/66(b)	55,577
2,482		Series 2017-121, Class PE, 3.000% due 7/20/46	2,438
477,838		Series 2024-H07, Class JF, 5.135% (30-Day Average SOFR + 0.790%) due 4/20/74(b)	477,912
727,147		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(b)	595,706
		GS Mortgage-Backed Securities Trust:
74,211		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(b)	60,818
74,963		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(b)	61,413
		GSR Mortgage Loan Trust:
1,301		Series 2003-1, Class A2, 5.880% (1-Year CMT Index + 1.750%) due 3/25/33(b)	1,297
28,202		Series 2005-AR7, Class 2A1, 4.980% due 11/25/35(b)	27,259
		Harborview Mortgage Loan Trust:
8,146		Series 2005-2, Class 2A1A, 4.908% (1-Month Term SOFR + 0.554%) due 5/19/35(b)	7,842
11,351		Series 2005-3, Class 2A1A, 4.948% (1-Month Term SOFR + 0.594%) due 6/19/35(b)	11,094
37,990		Series 2006-SB1, Class A1A, 5.072% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	34,273
51,614		Series 2007-1, Class 2A1A, 4.728% (1-Month Term SOFR + 0.374%) due 3/19/37(b)	47,810
		JP Morgan Mortgage Trust:
576		Series 2003-A2, Class 3A1, 5.947% due 11/25/33(b)	560
323		Series 2005-A1, Class 6T1, 5.588% due 2/25/35(b)	316
304,479		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(b)	249,501

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9% — (continued)

Mortgage Securities — 8.9% — (continued)
$875,940		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(b)	$748,550
730,464		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(b)	626,036
558,202		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(b)	478,415
712,266		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(b)	632,393
237,181	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.387% (Sterling Overnight Index Average + 0.279%) due 1/1/61(b)	314,565
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(a)	285,549
1,497		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.056% due 2/25/33(b)	1,393
		MFA Trust:
57,406		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	56,115
320,479		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(a)	322,572
		New Residential Mortgage Loan Trust:
118,998		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	114,922
126,969		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	122,233
268,369	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.266% (Sterling Overnight Index Average + 0.279%) due 12/1/50(b)	356,919
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.573% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	399,448
824,669		OBX Trust, Series 2024-HYB1, Class A1, 3.630% due 3/25/53(a)(b)	810,992
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.428% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(b)	291,297
216,745		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(a)	216,885
336,883		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(a)	342,396
361,351		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(a)	364,730
		RALI Trust:
63,494		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	52,079
40,184		Series 2007-QO2, Class A1, 4.587% (1-Month Term SOFR + 0.264%) due 2/25/47(b)	12,230
		Residential Asset Securitization Trust:
13,319		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,408
36,567		Series 2006-R1, Class A2, 4.837% (1-Month Term SOFR + 0.514%) due 1/25/46(b)	10,152
117,555	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.429% (Sterling Overnight Index Average + 0.279%) due 12/15/43(b)	156,573
		RMAC Securities No 1 PLC:
223,275	GBP	Series 2006-NS3X, Class A2A, 4.428% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	296,552
118,148	GBP	Series 2006-NS1X, Class A2A, 4.428% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	157,927
		Structured Adjustable Rate Mortgage Loan Trust:
1,266		Series 2004-1, Class 4A1, 6.337% due 2/25/34(b)	1,228
452		Series 2004-4, Class 3A2, 6.120% due 4/25/34(b)	448
17,825		Series 2004-19, Class 2A1, 5.622% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	16,079
		Structured Asset Mortgage Investments II Trust:
17,909		Series 2005-AR2, Class 2A1, 4.897% (1-Month Term SOFR + 0.574%) due 5/25/45(b)	16,989
18,573		Series 2005-AR8, Class A1A, 4.997% (1-Month Term SOFR + 0.674%) due 2/25/36(b)	15,517
15,721		Series 2006-AR5, Class 1A1, 4.857% (1-Month Term SOFR + 0.534%) due 5/25/36(b)	11,012
84,088		Series 2007-AR4, Class A3, 4.877% (1-Month Term SOFR + 0.554%) due 9/25/47(b)	74,580
46,753		Series 2007-AR6, Class A1, 5.722% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	39,609
40,436		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.717% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(b)	33,710
360,488	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 4.978% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(b)	488,780
		Towd Point Mortgage Trust:
396,771		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(b)	381,561
94,260		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	91,018
79,088		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(b)	67,455
		WaMu Mortgage Pass-Through Certificates Trust:
2,997		Series 2002-AR9, Class 1A, 5.622% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	2,905

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.9% — (continued)

Mortgage Securities — 8.9% — (continued)
$875		Series 2003-AR5, Class A7, 5.775% due 6/25/33(b)	$878
28,502		Series 2003-AR9, Class 2A, 5.709% due 9/25/33(b)	27,802
75,573		Series 2004-AR1, Class A, 6.189% due 3/25/34(b)	76,028
9,889		Series 2005-AR13, Class A1A1, 5.017% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	9,929
18,348		Series 2006-AR10, Class 2A1, 4.254% due 9/25/36(b)	15,699
28,368		Series 2006-AR13, Class 2A, 5.722% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(b)	26,754
13,877		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.162% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	8,517
35,220		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.221% due 12/25/32(b)	35,039

		Total Mortgage Securities	16,012,184

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $29,603,750)	28,655,667

CORPORATE BONDS & NOTES — 12.6%

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(b)	206,714

Canada — 1.4%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(a)	831,025
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	117,091
		Royal Bank of Canada, Senior Unsecured Notes:
400,000		4.969% (SOFR + 1.100%) due 8/2/30(b)	408,645
400,000		4.696% (SOFR + 1.060%) due 8/6/31(b)	404,052
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(a)	712,038

		Total Canada	2,472,851

Cayman Islands — 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	203,953

Denmark — 0.4%
600,000		Danske Bank AS, Senior Non-Preferred Notes, 4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(b)	604,391
		Jyske Realkredit AS, Covered Notes:
31,702	DKK	1.000% due 10/1/50	3,833
450,394	DKK	1.500% due 10/1/53	57,126
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
15	DKK	1.000% due 10/1/50	2
179,657	DKK	1.500% due 10/1/53	22,931

		Total Denmark	688,283

France — 0.7%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(b)	409,130
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(b)	831,225

		Total France	1,240,355

Germany — 0.6%
		Deutsche Bank AG, Senior Non-Preferred Notes:
400,000		2.552% (SOFR + 1.318%) due 1/7/28(b)	390,735
700,000		4.999% (SOFR + 1.700%) due 9/11/30(b)	711,333

		Total Germany	1,102,068

Italy — 0.1%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 0.875% due 10/8/26	115,424

Japan — 0.5%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	194,694

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 12.6% — (continued)

Japan — 0.5% — (continued)
$500,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.246% (SOFR + 1.500%) due 7/8/36(b)	$507,407
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(a)	206,416

		Total Japan	908,517

Netherlands — 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(b)	400,989

Qatar — 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(a)	178,078

Switzerland — 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(a)	249,797
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	247,615
300,000		4.194% (SOFR + 3.730%) due 4/1/31(a)(b)	296,460
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(b)	658,110

		Total Switzerland	1,451,982

United Arab Emirates — 0.4%
		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes:
200,000		4.500% due 5/6/30(a)	202,105
500,000		4.375% due 10/2/31(a)	499,420

		Total United Arab Emirates	701,525

United Kingdom — 2.0%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(b)	816,769
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(b)	498,869
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(b)	199,264
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(b)	313,883
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(b)	294,157
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(b)	523,800
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(b)	928,882

		Total United Kingdom	3,575,624

United States — 5.2%
		Athene Global Funding:
500,000		Secured Notes, 5.114% (SOFR + 0.750%) due 7/16/26(a)(b)	501,573
300,000		Senior Secured Notes, 5.516% due 3/25/27(a)	305,217
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(b)	512,635
700,000		1.898% (SOFR + 1.530%) due 7/23/31(b)	622,273
600,000		5.511% (SOFR + 1.310%) due 1/24/36(b)	618,227
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(a)	145,772
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(b)	100,465
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(b)	425,650
600,000		5.727% (SOFR + 1.265%) due 4/25/30(b)	628,411
500,000		5.851% (SOFR + 1.552%) due 4/25/35(b)	527,318
400,000		5.330% (SOFR + 1.550%) due 7/23/35(b)	406,832
		JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		4.603% (SOFR + 1.040%) due 10/22/30(b)	606,465
400,000		5.502% (SOFR + 1.315%) due 1/24/36(b)	413,314

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 12.6% — (continued)

United States — 5.2% — (continued)
$1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	$1,300
600,000		Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(a)	622,330
200,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	193,253
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	207,971
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	204,328
300,000	EUR	3.250% due 6/6/32	348,464
200,000		5.250% due 2/13/34	204,421
600,000		PNC Financial Services Group Inc. (The), Senior Unsecured Notes, 5.575% (SOFR + 1.394%) due 1/29/36(b)	619,422
		Wells Fargo & Co., Senior Unsecured Notes:
600,000		4.808% (SOFR + 1.980%) due 7/25/28(b)	606,507
500,000	EUR	3.900% (3-Month EURIBOR + 1.220%) due 7/22/32(b)	603,458

		Total United States	9,425,606

		TOTAL CORPORATE BONDS & NOTES (Cost — $22,160,749)	22,671,969

U.S. GOVERNMENT OBLIGATIONS — 7.7%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(h)	127,500
1,100,000		1.875% due 2/15/41(h)	756,250
975,000		4.125% due 8/15/44(h)	885,879
300,000		3.000% due 2/15/48(i)	220,248
175,000		3.000% due 8/15/48(h)	127,825
800,000		3.375% due 11/15/48(h)	624,875
400,000		2.250% due 8/15/49(h)	247,109
350,000		2.375% due 11/15/49(h)(i)	221,723
3,900,000		4.500% due 11/15/54(h)	3,643,910
1,900,000		4.625% due 2/15/55(h)(i)	1,812,719
		U.S. Treasury Inflation Indexed Notes:
1,307,680		0.500% due 1/15/28(h)(i)(j)	1,296,404
1,083,141		0.125% due 7/15/31(h)	1,015,958
814,541		0.125% due 1/15/32(h)(i)	752,596
111,018		0.625% due 7/15/32(i)	105,423
1,516,018		1.125% due 1/15/33(h)	1,472,787
		U.S. Treasury Notes:
200,000		4.000% due 2/29/28(h)(i)	201,910
400,000		4.375% due 5/15/34(h)(i)	407,805

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $14,855,102)	13,920,921

ASSET-BACKED SECURITIES — 0.1%

Student Loans — 0.1%
15,616		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.552% (90-Day Average SOFR + 1.212%) due 4/25/38(b)	15,610
206,383		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.793% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	208,475

		TOTAL ASSET-BACKED SECURITIES (Cost — $221,999)	224,085

MUNICIPAL BOND — 0.1%

Arizona — 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(a) (Cost—$200,000)	210,066

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $218,707,256)	208,402,321

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 7.5%

COMMERCIAL PAPERS — 1.8%
$500,000		American Electric Power Co., Inc., 4.568% due 9/15/25(a)(k)	$499,115
500,000		AMETEK Inc., 4.628% due 11/20/25(a)(k)	494,922
350,000		Becton Dickinson & Co., 4.547% due 9/30/25(a)(k)	348,725
300,000		CBRE Services Inc., 4.641% due 9/17/25(a)(k)	299,387
450,000		Jones Lang Lasalle Finance BV, 4.717% due 9/4/25(a)(k)	449,824
500,000		NextEra Energy Capital Holdings Inc., 4.615% due 9/26/25(a)(k)	498,410
		VW Credit Inc.:
500,000		4.647% due 10/14/25(a)(k)	497,247
250,000		4.676% due 9/10/25(a)(k)	249,709

		TOTAL COMMERCIAL PAPERS (Cost — $3,337,339)	3,337,339

REPURCHASE AGREEMENT — 2.0%
3,600,000		Citigroup Global Markets Inc. repurchase agreement dated 8/29/25, 4.350% due 9/2/25, Proceeds at maturity — $3,600,429; (Fully collateralized by U.S. Treasury Notes, 3.625% due 8/15/28; Valued — $3,675,420) (Cost — $3,600,000)	3,600,000

TIME DEPOSITS — 3.4%
112,201	AUD	ANZ National Bank — Hong Kong, 2.270% due 9/1/25	73,453
		BBH — New York:
906	CHF	(0.370)% due 9/1/25	1,132
9,751	DKK	0.650% due 9/1/25	1,528
29,870	SEK	0.820% due 9/1/25	3,157
288,703	CAD	1.590% due 9/2/25	210,241
8,981	NZD	1.700% due 9/1/25	5,299
232,113	GBP	2.920% due 9/1/25	313,724
602,817	NOK	2.980% due 9/1/25	59,968
171,612	ZAR	4.980% due 9/1/25	9,730
1,420,447	EUR	Citibank — London, 0.870% due 9/1/25	1,661,852
2,863,724		Citibank — New York, 3.680% due 9/2/25	2,863,724
452	HKD	HSBC Bank — Hong Kong, 2.020% due 9/1/25	58
24,239	SGD	HSBC Bank — Singapore, 0.230% due 9/1/25	18,893
795,277		Skandinaviska Enskilda Banken AB — Stockholm, 3.680% due 9/2/25	795,277
11,817,956	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.120% due 9/1/25	80,427

		TOTAL TIME DEPOSITS (Cost — $6,098,463)	6,098,463

U.S. GOVERNMENT OBLIGATIONS — 0.3%
		U.S. Treasury Bills:
99,000		4.110% due 12/16/25(i)(k)	97,817
25,000		4.114% due 12/9/25(i)(k)	24,721
324,000		4.260% due 9/16/25(i)(k)	323,431
22,000		4.283% due 11/4/25(i)(k)	21,835
3,000		4.297% due 9/11/25(k)	2,996

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $470,800)	470,800

		TOTAL SHORT-TERM INVESTMENTS (Cost — $13,506,602)	13,506,602

		TOTAL INVESTMENTS IN SECURITIES (Cost — $232,213,858)	221,908,923

		TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.0%@ (Cost — $67,057)	49,070

		TOTAL INVESTMENTS — 123.1% (Cost — $232,280,915)	221,957,993

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
	Liabilities in Excess of Other Assets — (23.1)%	$(41,609,028)

	TOTAL NET ASSETS — 100.0%	$180,348,965

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $55,282,837 and represents 30.7% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of August 31, 2025.
(e)	Interest only security.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(i)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	Rate shown represents yield-to-maturity.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At August 31, 2025, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$235,071,876	$10,141,835	$(25,674,207)	$(15,532,372)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PAM	— Paid at Maturity
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Summary of Investments by Security Type^
Sovereign Bonds	32.8%
Mortgage-Backed Securities	31.5
Collateralized Mortgage Obligations	12.9
Corporate Bonds & Notes	10.2
U.S. Government Obligations	6.3
Asset-Backed Securities	0.1
Municipal Bond	0.1
Purchased Options	0.0 *
Short-Term Investments	6.1

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At August 31, 2025, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
87,000	$132,895		OTC Australian Dollar vs U.S. Dollar, Put	BCLY	10/14/25		$0.62	$61
462,000	705,721		OTC Australian Dollar vs U.S. Dollar, Put	GSC	10/8/25		$0.63	305
542,000	827,923		OTC Australian Dollar vs U.S. Dollar, Put	HSBC	10/10/25		$0.62	216
372,000	9,099,174	CZK	OTC Euro vs Czech Koruna, Put	BOA	3/11/26	CZK	24.65	4,484
1,287,127	31,483,313	CZK	OTC Euro vs Czech Koruna, Put	JPM	12/22/25	CZK	24.60	12,362
294,000	116,533,724	HUF	OTC Euro vs Hungarian Forint, Put	BOA	10/29/25	HUF	397.00	1,962
272,000	107,813,513	HUF	OTC Euro vs Hungarian Forint, Put	JPM	9/29/25	HUF	395.00	791
835,000	976,908		OTC Euro vs U.S. Dollar, Put	BCLY	10/10/25		$1.13	1,047
19,000	22,229		OTC Euro vs U.S. Dollar, Put	BNP	10/14/25		$1.12	991
1,162,000	1,359,482		OTC Euro vs U.S. Dollar, Put	BNP	11/26/25		$1.11	1,525
2,975,000	3,480,601		OTC Euro vs U.S. Dollar, Put	GSC	10/14/25		$1.13	3,735
45,500	53,233		OTC Euro vs U.S. Dollar, Put	GSC	12/17/25		$1.10	2,316
45,500	53,233		OTC Euro vs U.S. Dollar, Put	HSBC	12/23/25		$1.10	2,208
900,000	166,006	BRL	OTC U.S. Dollar vs Brazilian Real, Put	BOA	11/18/25	BRL	5.47	14,333
103,000	103,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.80	120
198,000	198,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.80	238
422,000	422,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.80	492
379,000	379,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.80	442
661,000	661,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.80	793
532,000	17,404	TWD	OTC U.S. Dollar vs New Taiwan Dollar, Put	JPM	9/9/25	TWD	28.20	6
369,000	369,000		OTC U.S. Dollar vs Swedish Krona, Call	BCLY	11/26/25	SEK	10.20	643

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $67,057)					$49,070

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
900,000	4,879,350	BRL	OTC U.S. Dollar vs Brazilian Real, Call	BOA	11/18/25	BRL	5.80	$8,004
900,000	$900,000		OTC U.S. Dollar vs Brazilian Real, Put	BOA	11/18/25	BRL	5.25	3,133
103,000	802,937	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.85	70
198,000	1,543,509	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.85	139
422,000	3,289,701	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.85	287
379,000	2,954,495	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.85	258
661,000	5,152,826	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.85	464
532,000	16,261,910	TWD	OTC U.S. Dollar vs New Taiwan Dollar, Call	JPM	9/9/25	TWD	29.90	11,504
532,000	532,000		OTC U.S. Dollar vs New Taiwan Dollar, Put	JPM	9/9/25	TWD	28.90	22
291,000	11,973,966	TRY	OTC U.S. Dollar vs Turkish Lira, Call	GSC	12/11/25	TRY	53.50	3,524
184,000	7,571,168	TRY	OTC U.S. Dollar vs Turkish Lira, Call	UBS	12/16/25	TRY	54.00	2,358

			Total Currency Options					$29,763

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	$17,360		OTC 5-Year Swaption, SOFR, Put	BCLY	9/25/25	4.350%	$—	@
800,000	34,720		OTC 5-Year Swaption, SOFR, Put	DUB	9/25/25	4.330%	1
300,000	6,141	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	BCLY	9/15/25	2.510%	170
300,000	6,141	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	9/15/25	2.750%	558
500,000	21,700		OTC 10-Year Swaption, SOFR, Call	BOA	9/8/25	3.523%	242
800,000	34,720		OTC 10-Year Swaption, SOFR, Call	BOA	9/22/25	3.598%	2,834
400,000	17,360		OTC 10-Year Swaption, SOFR, Call	BOA	9/29/25	3.550%	1,250
400,000	17,360		OTC 10-Year Swaption, SOFR, Call	GSC	9/26/25	3.597%	1,648
500,000	21,700		OTC 10-Year Swaption, SOFR, Put	BOA	9/8/25	3.873%	151
800,000	34,720		OTC 10-Year Swaption, SOFR, Put	BOA	9/22/25	3.898%	1,006
400,000	17,360		OTC 10-Year Swaption, SOFR, Put	BOA	9/29/25	3.850%	984
400,000	17,360		OTC 10-Year Swaption, SOFR, Put	GSC	9/26/25	3.897%	657

			Total Interest Rate Swaptions				$9,501

Options on Futures
Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
2	256,300EUR	Euro-Bund Futures, Call	SOG	9/26/25	EUR 129.50	$842
2	256,300EUR	Euro-Bund Futures, Put	SOG	9/26/25	EUR 127.00	492

		Total Options on Futures				$1,334

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $65,180)				$40,598

†	Amount denominated in U.S. dollars, unless otherwise noted.
@	The value is less than $0.50.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†		Security	Value
713,566	EUR	Canadian Imperial Bank of Commerce, 2.040% due 9/5/25	$834,836
		Deutsche Bank Securities Inc.:
$127,000		4.460% due 9/3/25	127,000
365,345		4.470% due 9/4/25	365,345
		JPMorgan Chase & Co.:
3,834,739		4.480% due 9/2/25	3,834,739
1,795,400		4.460% due 9/3/25	1,795,400
3,675,750		4.470% due 9/3/25	3,675,750
567,203		4.460% due 9/4/25	567,203
2,373,031		4.470% due 9/10/25	2,373,031

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $13,553,503)	$13,573,304

For the year ended August 31, 2025, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $9,144,570 and 4.427%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 9/1/40(a)	$1,926,995
17,750,000	2.000% due 9/1/55(a)	14,113,520
700,000	2.500% due 9/1/55(a)	582,013
2,500,000	3.000% due 9/1/55(a)	2,167,366
300,000	3.500% due 10/1/55(a)	271,081
1,963,000	4.500% due 10/1/55(a)	1,887,028
3,500,000	5.000% due 9/1/55(a)	3,452,286
700,000	5.500% due 9/1/55(a)	704,103
3,500,000	6.000% due 9/1/55(a)	3,576,092

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $28,495,397)	$28,680,484

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At August 31, 2025, International Fixed Income Fund had cash collateral from brokers in the amount of $260,000 for open securities purchased on a forward commitment basis.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	9/25	$3,796,358	$3,794,114	$(2,244)
Canada Government 10-Year Bond Futures	85	12/25	7,422,772	7,459,475	36,703
Canada Government 5-Year Bond Futures	12	12/25	995,168	998,748	3,580
Euro-BTP Futures	167	9/25	23,558,394	23,494,643	(63,751)
Euro-Buxl 30-Year Bond Futures	11	9/25	1,557,063	1,466,603	(90,460)
Euro-OAT Futures	20	9/25	2,920,897	2,852,572	(68,325)
Euro-Schatz Note Futures	53	9/25	6,661,923	6,638,506	(23,417)
U.S. Treasury 5-Year Note Futures	46	12/25	5,003,578	5,035,562	31,984
U.S. Treasury 10-Year Note Futures	22	12/25	2,454,857	2,475,000	20,143
U.S. Ultra Long Bond Futures	61	12/25	6,921,757	6,978,781	57,024
United Kingdom Treasury 10-Year Gilt Futures	47	12/25	5,743,354	5,750,301	6,947

					(91,816)

Contracts to Sell:
Australian Government 10-Year Bond Futures	123	9/25	9,145,599	9,155,314	(9,715)
Euro-Bobl Futures	30	9/25	4,149,181	4,122,670	26,511
Euro-Bund Futures	27	9/25	4,143,741	4,092,310	51,431
Japan Government 10-Year Bond Futures	18	9/25	16,978,544	16,848,510	130,034
U.S. Treasury 2-Year Note Futures	35	12/25	7,285,743	7,298,868	(13,125)
U.S. Treasury Long Bond Futures	1	12/25	113,922	114,250	(328)
U.S. Treasury Ultra Long Bond Futures	30	12/25	3,506,801	3,496,875	9,926

					194,734

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$102,918

At August 31, 2025, International Fixed Income Fund had deposited cash of $1,459,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At August 31, 2025, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,929,956	USD	4,492,691	WFB	$4,536,696	9/2/25	$44,005
Brazilian Real	1,000,000	USD	183,046	BNP	183,066	10/2/25	20
Brazilian Real	600,000	USD	109,455	BNP	109,840	10/2/25	385
Brazilian Real	2,058,542	USD	379,000	BNP	379,700	9/3/25	700
Brazilian Real	600,000	USD	108,271	BNP	109,840	10/2/25	1,569
Brazilian Real	601,403	USD	110,000	BOA	110,097	10/2/25	97
Brazilian Real	393,000	USD	70,000	BOA	72,489	9/3/25	2,489
Brazilian Real	2,674,481	USD	490,000	BOA	493,310	9/3/25	3,310
Brazilian Real	602,664	USD	110,000	GSC	110,327	10/2/25	327
Brazilian Real	2,400,000	USD	434,543	GSC	439,359	10/2/25	4,816

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Brazilian Real	2,400,000	USD	433,111	GSC	$439,358	10/2/25	$6,247
Brazilian Real	2,030,896	USD	372,266	JPM	371,788	10/2/25	(478)
Brazilian Real	2,016,192	USD	371,552	JPM	371,888	9/3/25	336
Brazilian Real	966,134	USD	171,945	SOG	178,204	9/3/25	6,259
Brazilian Real	4,080,581	USD	751,987	WFB	752,667	9/3/25	680
Brazilian Real	16,222,228	USD	2,935,393	WFB	2,969,741	10/2/25	34,348
Brazilian Real	12,024,451	USD	2,144,160	WFB	2,217,919	9/3/25	73,759
British Pound	5,696,189	USD	7,656,817	BCLY	7,698,967	9/2/25	42,150
British Pound	290,000	USD	381,537	GSC	391,964	9/2/25	10,427
British Pound	100,000	USD	135,816	HSBC	135,160	9/2/25	(656)
Canadian Dollar	248,227	USD	180,332	HSBC	180,765	9/2/25	433
Canadian Dollar	4,910,408	USD	3,548,229	JPM	3,575,887	9/2/25	27,658
Chinese Onshore Renminbi	2,897,592	USD	407,939	BNP	406,349	9/2/25	(1,590)
Chinese Onshore Renminbi	2,660,670	USD	374,790	BNP	374,662	10/30/25	(128)
Chinese Onshore Renminbi	114,040	USD	16,000	BNP	16,002	9/11/25	2
Chinese Onshore Renminbi	1,218,540	USD	170,841	BNP	170,897	9/4/25	56
Chinese Onshore Renminbi	1,209,037	USD	169,661	BNP	169,730	9/16/25	69
Chinese Onshore Renminbi	477,002	USD	66,995	BNP	67,146	10/24/25	151
Chinese Onshore Renminbi	1,448,089	USD	202,913	BNP	203,090	9/4/25	177
Chinese Onshore Renminbi	2,073,074	USD	290,974	BNP	291,181	9/22/25	207
Chinese Onshore Renminbi	2,892,516	USD	406,115	BNP	407,262	10/28/25	1,147
Chinese Onshore Renminbi	2,896,252	USD	405,757	DUB	406,161	9/2/25	404
Chinese Onshore Renminbi	1,690,913	USD	237,198	GSC	237,377	9/16/25	179
Chinese Onshore Renminbi	156,970	USD	22,000	JPM	22,040	9/18/25	40
Chinese Onshore Renminbi	2,455,677	USD	344,557	JPM	344,616	9/12/25	59
Chinese Onshore Renminbi	1,974,972	USD	277,158	SCB	277,255	9/16/25	97
Chinese Onshore Renminbi	2,226,572	USD	312,734	SCB	313,281	10/16/25	547
Chinese Onshore Renminbi	191,093	USD	26,774	WFB	26,888	10/16/25	114
Danish Krone	3,612,426	USD	566,286	JPM	567,375	10/2/25	1,089
Danish Krone	3,048,397	USD	474,550	SCB	478,787	10/2/25	4,237
Danish Krone	4,370,570	USD	679,528	SOG	684,978	9/2/25	5,450
Danish Krone	2,305,881	USD	354,304	SOG	361,389	9/2/25	7,085
Egyptian Pound	2,450,500	USD	50,000	BOA	49,918	9/22/25	(82)
Egyptian Pound	963,680	USD	19,000	DUB	18,969	12/2/25	(31)
Egyptian Pound	986,600	USD	20,000	GSC	20,064	9/25/25	64
Euro	150,000	USD	175,386	BCLY	175,493	9/2/25	107
Euro	668,000	USD	779,254	BCLY	781,527	9/2/25	2,273
Euro	158,000	USD	182,544	BNP	184,852	9/2/25	2,308
Euro	304,000	USD	354,830	BOA	356,328	10/2/25	1,498
Euro	493,000	USD	563,355	BOA	576,786	9/2/25	13,431
Euro	102,000	USD	118,802	HSBC	119,335	9/2/25	533
Euro	1,286,000	USD	1,474,018	HSBC	1,504,556	9/2/25	30,538
Euro	860,000	USD	997,184	JPM	1,006,158	9/2/25	8,974
Hungarian Forint	31,539,260	USD	92,774	JPM	92,992	9/22/25	218
Indian Rupee	47,310,334	USD	540,000	BNP	536,630	9/12/25	(3,370)
Indian Rupee	13,967,606	USD	159,175	GSC	158,154	10/17/25	(1,021)
Indian Rupee	12,702,693	USD	144,657	HSBC	144,049	9/17/25	(608)
Indian Rupee	11,942,844	USD	135,901	HSBC	135,432	9/17/25	(469)
Indian Rupee	3,250,710	USD	37,086	HSBC	36,863	9/17/25	(223)
Indian Rupee	12,128,779	USD	138,152	JPM	137,541	9/17/25	(611)
Indian Rupee	11,139,917	USD	126,809	JPM	126,327	9/17/25	(482)
Indian Rupee	11,160,164	USD	126,877	JPM	126,557	9/17/25	(320)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indian Rupee	11,996,995	USD	137,826	SCB	$136,046	9/17/25	$(1,780)
Indian Rupee	12,090,572	USD	137,984	SCB	137,107	9/17/25	(877)
Indian Rupee	11,927,784	USD	136,124	SCB	135,261	9/17/25	(863)
Indian Rupee	16,063,738	USD	182,966	SCB	182,163	9/17/25	(803)
Indian Rupee	10,943,722	USD	124,568	SCB	124,102	9/17/25	(466)
Indian Rupee	5,841,777	USD	66,533	SCB	66,246	9/17/25	(287)
Indian Rupee	19,851,862	USD	226,147	WFB	225,121	9/17/25	(1,026)
Indian Rupee	19,767,830	USD	224,824	WFB	223,830	10/17/25	(994)
Indian Rupee	7,932,621	USD	90,459	WFB	89,956	9/17/25	(503)
Indian Rupee	25,064,966	USD	283,473	WFB	283,809	10/17/25	336
Indonesian Rupiah	2,108,735,121	USD	128,547	BCLY	127,844	9/17/25	(703)
Indonesian Rupiah	4,879,481,130	USD	300,000	BNP	295,848	9/12/25	(4,152)
Indonesian Rupiah	2,600,885,426	USD	158,791	BNP	157,680	9/17/25	(1,111)
Indonesian Rupiah	2,602,891,315	USD	157,804	BNP	157,802	9/17/25	(2)
Indonesian Rupiah	4,885,617,892	USD	299,355	DUB	296,031	10/15/25	(3,324)
Indonesian Rupiah	2,558,287,086	USD	156,777	GSC	155,098	9/17/25	(1,679)
Indonesian Rupiah	1,304,214,373	USD	79,522	GSC	79,069	9/17/25	(453)
Indonesian Rupiah	2,620,369,015	USD	158,546	GSC	158,774	10/15/25	228
Indonesian Rupiah	3,530,486,103	USD	216,415	JPM	214,038	9/17/25	(2,377)
Indonesian Rupiah	489,477,932	USD	29,677	JPM	29,675	9/17/25	(2)
Indonesian Rupiah	1,338,597,009	USD	82,431	SCB	81,153	9/17/25	(1,278)
Indonesian Rupiah	2,855,436,261	USD	172,842	SCB	173,113	9/17/25	271
Israeli New Shekel	862,735	USD	252,498	DUB	258,462	10/15/25	5,964
Israeli New Shekel	67,000	USD	20,002	HSBC	20,080	11/13/25	78
Israeli New Shekel	234,000	USD	69,692	HSBC	70,103	10/15/25	411
Israeli New Shekel	236,000	USD	70,158	HSBC	70,702	10/15/25	544
Israeli New Shekel	86,627	USD	25,315	UBS	25,952	10/15/25	637
Japanese Yen	55,600,000	USD	378,457	BCLY	378,386	9/2/25	(71)
Japanese Yen	105,900,000	USD	715,002	BCLY	720,703	9/2/25	5,701
Japanese Yen	59,400,000	USD	403,671	HSBC	404,247	9/2/25	576
Japanese Yen	114,000,000	USD	759,972	HSBC	775,827	9/2/25	15,855
Japanese Yen	40,217,273	USD	272,270	SCB	273,699	9/2/25	1,429
Japanese Yen	657,026,280	USD	4,452,906	SOG	4,471,392	9/2/25	18,486
Japanese Yen	1,259,077,700	USD	8,536,120	WFB	8,568,652	9/2/25	32,532
Kazakhstan Tenge	37,387,710	USD	70,410	DUB	67,216	12/15/25	(3,194)
Kazakhstan Tenge	25,775,000	USD	50,000	DUB	47,725	9/12/25	(2,275)
Kazakhstan Tenge	25,887,500	USD	50,000	DUB	47,948	9/11/25	(2,052)
Kazakhstan Tenge	10,305,000	USD	20,000	DUB	19,081	9/12/25	(919)
Kazakhstan Tenge	10,898,720	USD	21,040	DUB	20,186	9/11/25	(854)
Kazakhstan Tenge	10,451,265	USD	19,590	DUB	18,789	12/15/25	(801)
Kazakhstan Tenge	5,180,000	USD	10,000	DUB	9,594	9/11/25	(406)
Kazakhstan Tenge	5,289,500	USD	10,000	DUB	9,778	9/17/25	(222)
Kazakhstan Tenge	5,492,500	USD	10,000	DUB	10,044	10/21/25	44
Kazakhstan Tenge	4,472,800	USD	8,000	DUB	8,124	11/12/25	124
Kazakhstan Tenge	8,361,000	USD	15,000	DUB	15,157	11/18/25	157
Kazakhstan Tenge	4,752,350	USD	8,500	DUB	8,672	10/28/25	172
Kazakhstan Tenge	4,753,625	USD	8,500	DUB	8,674	10/28/25	174
Kazakhstan Tenge	5,543,500	USD	10,000	DUB	10,205	9/30/25	205
Kazakhstan Tenge	15,682,500	USD	30,000	GSC	29,075	9/8/25	(925)
Kazakhstan Tenge	10,862,520	USD	20,960	GSC	20,119	9/11/25	(841)
Kazakhstan Tenge	548,700	USD	1,000	HSBC	1,012	9/24/25	12
Kazakhstan Tenge	1,097,100	USD	2,000	HSBC	2,024	9/24/25	24

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Kazakhstan Tenge	4,941,000	USD	9,000	HSBC	$9,114	9/24/25	$114
Kazakhstan Tenge	5,490,000	USD	10,000	JPM	10,043	10/20/25	43
Kazakhstan Tenge	4,430,400	USD	8,000	JPM	8,094	10/24/25	94
Korean Won	139,143,006	USD	100,000	GSC	100,355	9/29/25	355
Korean Won	139,099,000	USD	100,000	JPM	100,328	9/30/25	328
Korean Won	82,502,075	USD	59,567	UBS	59,466	9/17/25	(101)
Korean Won	69,246,546	USD	49,996	UBS	49,911	9/17/25	(85)
Malaysian Ringgit	202,778	USD	48,337	BCLY	48,033	9/24/25	(304)
Malaysian Ringgit	70,433	USD	16,728	BCLY	16,684	9/24/25	(44)
Malaysian Ringgit	178,647	USD	42,303	BCLY	42,317	9/24/25	14
Mexican Peso	5,681,000	USD	302,432	BNP	303,857	9/17/25	1,425
Mexican Peso	7,235,000	USD	388,358	GSC	386,976	9/17/25	(1,382)
Mexican Peso	6,173,800	USD	324,033	WFB	327,038	12/17/25	3,005
Mexican Peso	5,337,540	USD	274,121	WFB	285,488	9/17/25	11,367
New Taiwan Dollar	1,205,800	USD	40,000	BNP	39,601	10/20/25	(399)
New Taiwan Dollar	4,750,132	USD	155,691	JPM	155,504	9/11/25	(187)
New Zealand Dollar	140,325	USD	81,669	SOG	82,799	9/2/25	1,130
Nigerian Naira	159,500	USD	100	DUB	102	10/9/25	2
Nigerian Naira	47,490,000	USD	30,000	JPM	30,360	10/3/25	360
Nigerian Naira	93,515,000	USD	59,000	JPM	59,643	10/7/25	643
Nigerian Naira	190,200,000	USD	120,000	JPM	121,308	10/7/25	1,308
Nigerian Naira	144,938,400	USD	92,200	JPM	93,988	9/9/25	1,788
Nigerian Naira	249,779,800	USD	156,700	JPM	159,121	10/9/25	2,421
Norwegian Krone	281,847	USD	27,691	UBS	28,038	9/2/25	347
Peruvian Sol	152,291	USD	42,110	BCLY	43,093	9/17/25	983
Peruvian Sol	341,879	USD	94,593	BNP	96,740	9/17/25	2,147
Peruvian Sol	1,011,108	USD	286,136	WFB	286,165	9/10/25	29
Peruvian Sol	83,011	USD	22,890	WFB	23,489	9/17/25	599
Polish Zloty	851,905	USD	232,989	BCLY	233,650	10/15/25	661
Polish Zloty	372,510	USD	101,830	BNP	102,212	9/17/25	382
Polish Zloty	911,000	USD	249,174	DUB	249,967	9/17/25	793
Polish Zloty	429,617	USD	116,042	DUB	117,881	9/17/25	1,839
Polish Zloty	564,225	USD	153,538	JPM	154,748	10/15/25	1,210
Polish Zloty	426,501	USD	114,952	UBS	117,026	9/17/25	2,074
Polish Zloty	948,113	USD	259,386	WFB	260,037	10/15/25	651
Singapore Dollar	3,550,656	USD	2,764,232	HSBC	2,767,464	9/2/25	3,232
Singapore Dollar	1,053,935	USD	827,203	WFB	821,462	9/2/25	(5,741)
South African Rand	4,248,000	USD	241,525	BOA	240,613	9/18/25	(912)
Swedish Krona	1,047,143	USD	110,629	BCLY	110,865	10/2/25	236
Swedish Krona	2,787,745	USD	290,222	HSBC	294,604	9/2/25	4,382
Swedish Krona	1,050,000	USD	110,684	JPM	111,167	10/2/25	483
Swedish Krona	1,050,000	USD	109,505	JPM	110,962	9/2/25	1,457
Swiss Franc	585,278	USD	729,846	BCLY	734,133	10/2/25	4,287
Swiss Franc	251,022	USD	312,076	BNP	313,738	9/2/25	1,662
Swiss Franc	223,379	USD	276,163	HSBC	279,190	9/2/25	3,027
Swiss Franc	114,000	USD	141,320	SOG	142,483	9/2/25	1,163
Thai Baht	2,262,575	USD	70,000	BCLY	70,299	10/20/25	299
Thai Baht	2,259,915	USD	70,000	GSC	70,216	10/20/25	216
Turkish Lira	5,823,097	USD	134,781	BCLY	134,748	10/28/25	(33)
Turkish Lira	133,948	USD	3,099	BCLY	3,122	10/20/25	23
Turkish Lira	269,433	USD	6,197	BCLY	6,240	10/27/25	43
Turkish Lira	269,446	USD	6,197	BCLY	6,241	10/27/25	44

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Turkish Lira	265,566	USD	6,198	BCLY	$6,245	10/10/25	$47
Turkish Lira	525,628	USD	12,227	BCLY	12,315	10/14/25	88
Turkish Lira	959,865	USD	22,756	BCLY	23,152	9/12/25	396
Turkish Lira	3,715,944	USD	87,000	BCLY	87,535	10/8/25	535
Turkish Lira	1,025,673	USD	22,000	BCLY	22,892	12/12/25	892
Turkish Lira	985,950	USD	21,000	BCLY	21,915	12/17/25	915
Turkish Lira	5,508,100	USD	130,000	BCLY	131,167	9/26/25	1,167
Turkish Lira	5,604,873	USD	132,450	BCLY	134,449	9/18/25	1,999
Turkish Lira	5,756,319	USD	136,029	BCLY	138,209	9/17/25	2,180
Turkish Lira	9,367,310	USD	221,034	BCLY	223,882	9/22/25	2,848
Turkish Lira	9,573,491	USD	222,966	BCLY	225,924	10/6/25	2,958
Turkish Lira	11,457,639	USD	270,000	BCLY	273,094	9/25/25	3,094
Turkish Lira	16,961,120	USD	400,000	BCLY	404,639	9/24/25	4,639
Turkish Lira	16,925,211	USD	400,170	BCLY	405,628	9/19/25	5,458
Turkish Lira	6,098,483	USD	143,502	JPM	144,831	9/29/25	1,329

							455,743

Contracts to Sell:
Australian Dollar	262,000	USD	169,191	BCLY	171,518	9/2/25	(2,327)
Australian Dollar	6,225,956	USD	4,061,409	BNP	4,075,822	9/2/25	(14,413)
Australian Dollar	125,000	USD	81,703	BNP	81,873	10/2/25	(170)
Australian Dollar	125,000	USD	80,891	HSBC	81,831	9/2/25	(940)
Australian Dollar	123,000	USD	80,257	JPM	80,563	10/2/25	(306)
Australian Dollar	442,000	USD	288,309	UBS	289,356	9/2/25	(1,047)
Australian Dollar	6,929,956	USD	4,495,109	WFB	4,539,001	10/2/25	(43,892)
Brazilian Real	2,700,000	USD	440,533	BNP	494,278	10/2/25	(53,745)
Brazilian Real	1,500,000	USD	246,832	BNP	274,599	10/2/25	(27,767)
Brazilian Real	1,300,000	USD	215,908	BNP	237,985	10/2/25	(22,077)
Brazilian Real	600,000	USD	103,704	BNP	105,306	4/2/26	(1,602)
Brazilian Real	600,000	USD	104,776	BNP	105,306	4/2/26	(530)
Brazilian Real	2,058,542	USD	379,357	BNP	379,700	9/3/25	(343)
Brazilian Real	1,100,000	USD	192,778	BNP	193,061	4/2/26	(283)
Brazilian Real	486,741	USD	89,000	BNP	89,106	10/2/25	(106)
Brazilian Real	3,067,481	USD	565,288	BOA	565,799	9/3/25	(511)
Brazilian Real	8,500,000	USD	1,387,687	GSC	1,556,062	10/2/25	(168,375)
Brazilian Real	1,400,000	USD	229,516	GSC	256,293	10/2/25	(26,777)
Brazilian Real	1,300,000	USD	214,001	GSC	237,986	10/2/25	(23,985)
Brazilian Real	900,000	USD	148,069	GSC	164,760	10/2/25	(16,691)
Brazilian Real	600,000	USD	98,493	GSC	109,840	10/2/25	(11,347)
Brazilian Real	300,000	USD	46,682	GSC	54,920	10/2/25	(8,238)
Brazilian Real	400,000	USD	66,126	GSC	73,227	10/2/25	(7,101)
Brazilian Real	2,600,000	USD	449,415	GSC	456,326	4/2/26	(6,911)
Brazilian Real	2,600,000	USD	450,890	GSC	456,327	4/2/26	(5,437)
Brazilian Real	2,016,192	USD	372,266	JPM	371,888	9/3/25	378
Brazilian Real	966,134	USD	178,043	SOG	178,204	9/3/25	(161)
Brazilian Real	16,105,032	USD	2,935,393	WFB	2,970,586	9/3/25	(35,193)
British Pound	5,696,189	USD	7,658,931	BCLY	7,701,091	10/2/25	(42,160)
British Pound	5,800,189	USD	7,788,969	JPM	7,839,534	9/2/25	(50,565)
British Pound	144,000	USD	195,078	JPM	194,631	9/2/25	447
British Pound	142,000	USD	188,150	UBS	191,927	9/2/25	(3,777)
Canadian Dollar	392,000	USD	285,434	GSC	285,465	9/2/25	(31)
Canadian Dollar	247,871	USD	180,332	HSBC	180,759	10/2/25	(427)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Canadian Dollar	4,903,418	USD	3,548,229	JPM	$3,575,791	10/2/25	$(27,562)
Canadian Dollar	4,525,490	USD	3,283,886	JPM	3,295,580	9/2/25	(11,694)
Canadian Dollar	241,000	USD	174,034	SOG	175,502	9/2/25	(1,468)
Chinese Offshore Renminbi	12,705,430	USD	1,772,183	BNP	1,785,962	9/15/25	(13,779)
Chinese Offshore Renminbi	3,021,976	USD	421,279	BNP	424,790	9/15/25	(3,511)
Chinese Offshore Renminbi	114,592	USD	16,000	BNP	16,102	9/11/25	(102)
Chinese Offshore Renminbi	16,779,280	USD	2,340,337	JPM	2,358,610	9/15/25	(18,273)
Chinese Offshore Renminbi	157,652	USD	22,000	JPM	22,167	9/18/25	(167)
Chinese Offshore Renminbi	9,992,023	USD	1,391,918	SCB	1,404,547	9/15/25	(12,629)
Chinese Offshore Renminbi	22,359,513	USD	3,119,787	WFB	3,143,006	9/15/25	(23,219)
Chinese Offshore Renminbi	11,101,326	USD	1,550,196	WFB	1,560,478	9/15/25	(10,282)
Chinese Onshore Renminbi	2,897,592	USD	406,115	BNP	406,348	9/2/25	(233)
Chinese Onshore Renminbi	2,667,116	USD	374,790	BNP	374,056	9/4/25	734
Chinese Onshore Renminbi	2,896,252	USD	407,751	DUB	406,161	9/2/25	1,590
Danish Krone	7,230,000	USD	1,034,163	HSBC	1,149,381	4/1/26	(115,218)
Danish Krone	3,055,225	USD	474,550	SCB	478,830	9/2/25	(4,280)
Euro	439,000	USD	513,294	BCLY	513,609	9/2/25	(315)
Euro	134,500	RON	685,482	BCLY	157,441	9/11/25	555
Euro	146,683	RON	748,289	BCLY	171,702	9/11/25	770
Euro	581,000	USD	673,208	BNP	679,741	9/2/25	(6,533)
Euro	362,000	USD	421,763	BOA	423,522	9/2/25	(1,759)
Euro	131,008	RON	672,097	GSC	153,914	11/7/25	522
Euro	27,625,994	USD	32,053,253	JPM	32,321,046	9/2/25	(267,793)
Euro	25,290,994	USD	29,578,711	JPM	29,644,357	10/2/25	(65,646)
Euro	166,648	RON	854,238	SOG	195,785	11/7/25	504
Euro	183,737	RON	942,424	SOG	215,862	11/7/25	690
Hong Kong Dollar	774,930	USD	100,000	HSBC	99,929	3/2/26	71
Hong Kong Dollar	6,144,957	USD	793,000	JPM	792,409	3/2/26	591
Hungarian Forint	26,203,450	EUR	65,000	JPM	77,219	10/1/25	(1,036)
Indian Rupee	13,945,322	USD	159,175	GSC	158,140	9/17/25	1,035
Indian Rupee	25,022,162	USD	283,473	WFB	283,752	9/17/25	(279)
Indian Rupee	19,736,580	USD	224,824	WFB	223,813	9/17/25	1,011
Indonesian Rupiah	5,008,490	USD	307	BCLY	304	9/17/25	3
Indonesian Rupiah	2,949,300,000	USD	180,000	BNP	178,763	9/30/25	1,237
Indonesian Rupiah	4,882,774,022	USD	299,355	DUB	296,048	9/12/25	3,307
Indonesian Rupiah	2,618,387,190	USD	158,546	GSC	158,741	9/17/25	(195)
Indonesian Rupiah	2,939,400,000	USD	180,000	GSC	178,166	9/29/25	1,834
Israeli New Shekel	172,000	USD	50,385	BNP	51,528	10/15/25	(1,143)
Israeli New Shekel	862,293	USD	252,498	DUB	258,422	11/13/25	(5,924)
Israeli New Shekel	86,584	USD	25,315	UBS	25,949	11/13/25	(634)
Israeli New Shekel	589,060	USD	176,083	UBS	176,473	10/15/25	(390)
Israeli New Shekel	658,369	USD	197,839	UBS	197,237	10/15/25	602
Japanese Yen	759,470,796	USD	5,138,187	BNP	5,168,578	9/2/25	(30,391)
Japanese Yen	85,100,000	USD	577,657	BNP	579,148	9/2/25	(1,491)
Japanese Yen	42,269,870	USD	283,582	BOA	287,667	9/2/25	(4,085)
Japanese Yen	14,005,811	USD	95,459	BOA	95,623	10/2/25	(164)
Japanese Yen	3,489,028	USD	23,659	BOA	23,745	9/2/25	(86)
Japanese Yen	50,000,000	USD	371,443	GSC	344,700	1/5/26	26,743
Japanese Yen	112,900,000	USD	763,438	HSBC	768,341	9/2/25	(4,903)
Japanese Yen	9,957,881	USD	67,952	HSBC	67,986	10/2/25	(34)
Japanese Yen	60,000,000	USD	437,801	JPM	413,640	1/5/26	24,161
Japanese Yen	487,182,982	USD	3,302,858	SCB	3,315,523	9/2/25	(12,665)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Japanese Yen	139,362,373	USD	949,141	SCB	$951,482	10/2/25	$(2,341)
Japanese Yen	40,083,997	USD	272,270	SCB	273,669	10/2/25	(1,399)
Japanese Yen	654,852,816	USD	4,452,906	SOG	4,470,938	10/2/25	(18,032)
Japanese Yen	10,500,000	USD	71,243	UBS	71,457	9/2/25	(214)
Japanese Yen	733,826,428	USD	4,953,651	WFB	4,994,055	9/2/25	(40,404)
Japanese Yen	1,254,909,512	USD	8,536,120	WFB	8,567,761	10/2/25	(31,641)
Japanese Yen	220,355,194	USD	1,486,095	WFB	1,499,627	9/2/25	(13,532)
Kazakhstan Tenge	9,226,750	USD	17,000	DUB	17,090	9/11/25	(90)
Korean Won	37,162,226	USD	26,835	BCLY	26,785	9/17/25	50
Korean Won	249,796,800	USD	180,000	BNP	180,000	9/12/25	—
Korean Won	263,526,769	USD	189,947	DUB	189,943	9/17/25	4
Korean Won	303,412,248	USD	219,322	DUB	218,692	9/17/25	630
Korean Won	359,398,318	USD	260,751	HSBC	259,045	9/17/25	1,706
Korean Won	260,280,674	USD	187,379	JPM	187,604	9/17/25	(225)
Malaysian Ringgit	5,803,790	USD	1,376,872	BCLY	1,374,414	9/17/25	2,458
Malaysian Ringgit	9,181,821	USD	2,180,955	GSC	2,174,376	9/17/25	6,579
Mexican Peso	188,000	USD	10,003	BNP	10,055	9/17/25	(52)
Mexican Peso	572,000	USD	29,798	BOA	30,595	9/17/25	(797)
Mexican Peso	6,370	USD	330	DUB	340	9/17/25	(10)
Mexican Peso	565,000	USD	29,827	GSC	30,220	9/17/25	(393)
Mexican Peso	187,000	USD	9,850	GSC	9,906	12/17/25	(56)
New Taiwan Dollar	1,220,172	USD	40,000	BNP	40,006	9/30/25	(6)
New Taiwan Dollar	1,006,383	USD	33,000	BNP	32,946	9/11/25	54
New Taiwan Dollar	581,198	USD	19,503	BNP	19,088	10/20/25	415
New Taiwan Dollar	11,767,565	USD	386,000	BNP	385,233	9/11/25	767
New Taiwan Dollar	8,127,883	USD	273,298	BNP	266,935	10/20/25	6,363
New Taiwan Dollar	12,822,683	USD	430,000	BNP	419,808	9/12/25	10,192
New Taiwan Dollar	18,132,095	USD	608,011	BNP	595,494	10/20/25	12,517
New Taiwan Dollar	1,219,360	USD	40,000	GSC	39,979	9/30/25	21
New Taiwan Dollar	4,776,226	USD	161,000	JPM	156,358	9/11/25	4,642
New Taiwan Dollar	1,921,836	USD	62,939	SCB	62,915	9/11/25	24
New Taiwan Dollar	6,111,250	USD	205,766	SCB	200,705	10/20/25	5,061
New Taiwan Dollar	7,037,447	USD	237,701	SCB	231,123	10/20/25	6,578
New Taiwan Dollar	11,782,136	USD	398,146	SCB	386,948	10/20/25	11,198
New Zealand Dollar	140,325	USD	83,885	BNP	82,798	9/2/25	1,087
New Zealand Dollar	140,325	USD	81,757	SOG	82,885	10/2/25	(1,128)
Norwegian Krone	281,803	USD	27,691	UBS	28,039	10/2/25	(348)
Norwegian Krone	304,601	USD	29,885	WFB	30,302	9/2/25	(417)
Peruvian Sol	1,451,311	USD	397,293	BCLY	410,674	9/17/25	(13,381)
Peruvian Sol	1,201,895	USD	327,456	BCLY	339,639	11/10/25	(12,183)
Peruvian Sol	761,097	USD	208,554	DUB	215,337	9/22/25	(6,783)
Peruvian Sol	1,011,108	USD	275,905	GSC	286,166	9/10/25	(10,261)
Peruvian Sol	389,103	USD	108,922	SCB	109,856	12/17/25	(934)
Peruvian Sol	672,343	USD	189,665	WFB	190,141	10/9/25	(476)
Peruvian Sol	1,011,108	USD	286,083	WFB	286,111	9/17/25	(28)
Singapore Dollar	230,000	USD	177,428	BCLY	179,267	9/2/25	(1,839)
Singapore Dollar	357,000	USD	277,203	BCLY	278,254	9/2/25	(1,051)
Singapore Dollar	27,146	USD	21,135	BCLY	21,158	9/2/25	(23)
Singapore Dollar	89,518	USD	70,078	BOA	69,773	9/2/25	305
Singapore Dollar	3,542,529	USD	2,764,232	HSBC	2,767,763	10/2/25	(3,531)
Singapore Dollar	358,705	USD	279,975	HSBC	280,255	10/2/25	(280)
Singapore Dollar	348,000	USD	271,656	HSBC	271,891	10/2/25	(235)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Singapore Dollar	29,111	USD	22,524	HSBC	$22,689	9/2/25	$(165)
Singapore Dollar	46,814	USD	36,530	HSBC	36,488	9/2/25	42
Singapore Dollar	22,675	USD	17,655	SCB	17,673	9/2/25	(18)
Singapore Dollar	408,000	USD	318,034	SOG	318,005	9/2/25	29
Singapore Dollar	3,753,815	USD	2,949,974	WFB	2,925,811	9/2/25	24,163
South African Rand	5,115,644	USD	289,997	BNP	289,759	9/18/25	238
South African Rand	2,703,603	USD	153,534	DUB	153,137	9/18/25	397
South African Rand	2,700,870	USD	153,534	DUB	152,982	9/18/25	552
South African Rand	3,269,854	USD	186,062	WFB	185,210	9/18/25	852
Swedish Krona	964,019	USD	98,817	BNP	101,876	9/2/25	(3,059)
Swedish Krona	2,782,417	USD	290,222	HSBC	294,584	10/2/25	(4,362)
Swedish Krona	575,000	USD	60,066	HSBC	60,765	9/2/25	(699)
Swedish Krona	1,248,617	USD	130,882	SOG	131,952	9/2/25	(1,070)
Swiss Franc	587,453	USD	729,846	BCLY	734,224	9/2/25	(4,378)
Swiss Franc	16,000	USD	19,844	BCLY	19,997	9/2/25	(153)
Swiss Franc	15,012	USD	18,774	GSC	18,830	10/2/25	(56)
Swiss Franc	16,000	USD	20,057	JPM	20,069	10/2/25	(12)
Thai Baht	1,552,604	USD	47,994	BOA	48,240	10/20/25	(246)
Thai Baht	969,450	USD	30,128	GSC	30,121	10/20/25	7
Thai Baht	1,832,666	USD	56,893	HSBC	56,942	10/20/25	(49)
Thai Baht	1,829,231	USD	56,819	HSBC	56,835	10/20/25	(16)
Turkish Lira	695,532	USD	16,497	BCLY	16,821	9/9/25	(324)
Turkish Lira	482,000	USD	11,484	BCLY	11,563	9/18/25	(79)
Turkish Lira	3,295,504	USD	76,917	BNP	77,771	10/6/25	(854)
Turkish Lira	1,538,460	USD	33,000	GSC	34,337	12/12/25	(1,337)
Turkish Lira	985,950	USD	21,000	UBS	21,915	12/17/25	(915)

							(1,241,284)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(785,541)

At August 31, 2025, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	3.229%	PAM	9/22/25	BNP	USD	1,200,000	$(35,293)	$12,952	$(48,245)
iBoxx Investment Grade Index	SOFR	3.244%	PAM	12/22/25	BNP	USD	7,800,000	(182,294)	77,175	(259,469)
iBoxx Investment Grade Index	SOFR	3.228%	PAM	9/22/25	JPM	USD	3,300,000	(97,907)	34,023	(131,930)

								$(315,494)	$124,150	$(439,644)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	BNP	MYR	2,000,000	$8,948	$(1,022)	$9,970
Receive	3-Month MYR-KLIBOR	3.750%	9/18/34	3-Month	BNP	MYR	1,050,000	(10,118)	(2,898)	(7,220)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	SCB	CNY	67,000,000	(67,235)	30,955	(98,190)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	BNP	CNY	77,500,000	(77,771)	(17,806)	(59,965)

								$(146,176)	$9,229	$(155,405)

At August 31, 2025, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$8,821	$(28,224)	$37,045
Pay	3-Month FRA New Zealand Bank Bill	4.750%	6/19/29	6-Month	NZD	1,800,000	64,447	(1,236)	65,683
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	10,640	—	10,640
Pay	6-Month Australian Bank Bill	3.500%	3/18/31	6-Month	AUD	18,100,000	(147,148)	(96,064)	(51,084)
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	200,000	101	(12,380)	12,481
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	7,248	(545)	7,793
Pay	6-Month Australian Bank Bill	4.250%	9/17/35	6-Month	AUD	2,100,000	9,306	11,877	(2,571)
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	4,500,000	89,718	(13,988)	103,706
Pay	6-Month Australian Bank Bill	4.500%	6/18/35	6-Month	AUD	500,000	9,758	2,896	6,862
Pay	6-Month Australian Bank Bill	4.500%	9/17/35	6-Month	AUD	1,600,000	28,882	26,446	2,436
Pay	6-Month EURIBOR	0.451%	5/27/50	12-Month	EUR	150,000	(78,614)	—	(78,614)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(16,556)	—	(16,556)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(9,820)	—	(9,820)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(6,472)	—	(6,472)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(12,293)	—	(12,293)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(291,982)	141,469	(433,451)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(218,021)	176,898	(394,919)
Pay	6-Month EURIBOR	2.343%	1/10/30	12-Month	EUR	3,400,000	61,401	3,599	57,802
Pay	6-Month EURIBOR	2.500%	3/18/31	12-Month	EUR	17,200,000	105,288	61,251	44,037
Pay	6-Month EURIBOR	2.750%	3/18/36	12-Month	EUR	470,000	843	(425)	1,268
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	137,691	47,415	90,276
Pay	6-Month EURIBOR	3.000%	3/18/56	12-Month	EUR	1,560,000	20,507	16,727	3,780
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	47,408	—	47,408
Receive	6-Month EURIBOR	2.000%	3/18/28	12-Month	EUR	3,800,000	9,369	(1,927)	11,296
Receive	6-Month EURIBOR	2.213%	3/12/55	12-Month	EUR	3,500,000	263,176	71,486	191,690
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(44,577)	(33,464)	(11,113)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.250%	9/17/35	12-Month	JPY	719,400,000	(82,025)	(37,856)	(44,169)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	2.250%	9/17/55	12-Month	JPY	38,800,000	13,856	8,255	5,601
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	(58,111)	(4,651)	(53,460)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(234,533)	(164,853)	(69,680)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	$(20,294)	$(1,479)	$(18,815)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	1,817	628	1,189
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	68,100,000	(13,275)	(4,740)	(8,535)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(53,144)	(15,354)	(37,790)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(14,768)	(2,958)	(11,810)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(176,087)	(65,211)	(110,876)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(269,107)	(92,912)	(176,195)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	93,570	(20,457)	114,027
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(11,673)	(29,897)	18,224
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	6,273	(2,988)	9,261
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(3,905)	(10,586)	6,681
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	23,657	(3,864)	27,521
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	41,542	(371)	41,913
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	930	2,521	(1,591)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	950	—	950
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(957)	723	(1,680)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	(896)	98	(994)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(21,337)	(1,311)	(20,026)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(41,545)	144,403	(185,948)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(2,866)	(4,815)	1,949
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(22,106)	(2,465)	(19,641)
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(33,849)	—	(33,849)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(10,608)	—	(10,608)
Pay	Euro Short-Term Rate Market Index	2.028%	10/11/29	12-Month	EUR	800,000	(2,385)	2,642	(5,027)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.000%	9/17/30	6-Month	INR	26,680,000	(3,657)	(785)	(2,872)
Receive	Singapore Overnight Rate Average	1.418%	9/2/30	6-Month	SGD	3,000,000	891	—	891
Receive	Singapore Overnight Rate Average	2.000%	9/17/35	6-Month	SGD	1,420,000	(25,616)	(5,015)	(20,601)
Pay	SOFR	0.000%	9/17/55	12-Month	USD	100,000	(10,062)	(9,900)	(162)
Pay	SOFR	3.353%	11/30/29	12-Month	USD	2,100,000	4,850	—	4,850
Pay	SOFR	3.460%	6/30/27	12-Month	USD	7,100,000	4,601	—	4,601
Pay	SOFR	3.750%	9/17/27	12-Month	USD	9,500,000	71,402	53,202	18,200
Pay	SOFR	3.750%	9/17/30	12-Month	USD	3,600,000	70,533	50,272	20,261
Pay	SOFR	3.750%	9/17/35	12-Month	USD	3,700,000	20,178	(1,751)	21,929
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	37,167	—	37,167
Pay	SOFR	4.075%	11/15/53	12-Month	USD	300,000	(846)	—	(846)
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	57,502	3,719	53,783
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	127,799	(3,697)	131,496
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	181,872	261,813	(79,941)
Receive	SOFR	3.000%	3/19/30	12-Month	USD	2,920,000	57,237	135,461	(78,224)
Receive	SOFR	3.250%	6/18/27	12-Month	USD	2,200,000	12,687	16,095	(3,408)
Receive	SOFR	3.250%	3/19/35	12-Month	USD	4,880,000	186,412	324,210	(137,798)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	15,061	11,616	3,445
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	59,788	47,355	12,433
Receive	SOFR	3.300%	2/28/30	12-Month	USD	5,165,000	(10,799)	(9,936)	(863)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	$149,835	$50,178	$99,657
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	30,702	14,915	15,787
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	729	—	729
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	113	—	113
Receive	SOFR	3.620%	11/30/29	12-Month	USD	9,020,000	(115,910)	(26,544)	(89,366)
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	(1,390)	—	(1,390)
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	(7,179)	(2,001)	(5,178)
Receive	SOFR	3.750%	5/15/32	12-Month	USD	1,503,000	(27,419)	(1,427)	(25,992)
Receive	SOFR	3.771%	2/15/55	12-Month	USD	100,000	5,712	—	5,712
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	22,842	—	22,842
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000	10,232	—	10,232
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	(8,173)	—	(8,173)
Receive	SOFR	3.840%	6/30/31	12-Month	USD	1,300,000	(29,972)	—	(29,972)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	(5,156)	—	(5,156)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(17,250)	—	(17,250)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(25,742)	—	(25,742)
Receive	SOFR	3.884%	3/25/35	12-Month	USD	500,000	(8,027)	—	(8,027)
Receive	SOFR	3.900%	2/15/35	12-Month	USD	6,310,000	(128,704)	(16,346)	(112,358)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(1,647)	—	(1,647)
Receive	SOFR	3.905%	3/12/35	12-Month	USD	200,000	(3,565)	—	(3,565)
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000	(7,197)	—	(7,197)
Receive	SOFR	3.930%	3/24/35	12-Month	USD	300,000	(5,992)	—	(5,992)
Receive	SOFR	3.930%	6/25/55	12-Month	USD	345,000	9,446	1,280	8,166
Receive	SOFR	3.931%	11/15/54	12-Month	USD	300,000	8,802	—	8,802
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000	5,052	—	5,052
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000	9,733	—	9,733
Receive	SOFR	3.960%	6/27/55	12-Month	USD	405,000	8,945	(236)	9,181
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000	7,033	—	7,033
Receive	SOFR	3.998%	11/15/54	12-Month	USD	400,000	6,970	—	6,970
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	(421)	(10,341)	9,920
Receive	SOFR	4.005%	9/29/55	12-Month	USD	124,000	1,588	(1,392)	2,980
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000	1,486	—	1,486
Receive	SOFR	4.065%	6/26/55	12-Month	USD	213,000	785	(3,715)	4,500
Receive	SOFR	4.100%	11/15/52	12-Month	USD	700,000	(538)	(6,416)	5,878
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000	(1,709)	—	(1,709)
Receive	SOFR	4.130%	11/15/54	12-Month	USD	660,000	(3,928)	—	(3,928)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	30,221	143,567	(113,346)
Pay	South Korean Won Certificate of Deposit	2.500%	9/17/35	3-Month	KRW	29,700,000	(262)	(205)	(57)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(107,349)	(11,885)	(95,464)
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	200,000	(995)	(1,013)	18
Pay	Sterling Overnight Index Average	3.750%	3/18/31	12-Month	GBP	12,100,000	(74,065)	26,709	(100,774)
Pay	Sterling Overnight Index Average	4.000%	3/17/28	12-Month	GBP	11,200,000	89,565	34,710	54,855
Receive	Sterling Overnight Index Average	3.500%	9/17/27	12-Month	GBP	3,200,000	20,005	21,196	(1,191)
Receive	Sterling Overnight Index Average	3.750%	3/19/27	12-Month	GBP	200,000	857	(532)	1,389
Receive	Sterling Overnight Index Average	4.000%	9/17/35	12-Month	GBP	1,400,000	30,525	29,328	1,197
Receive	Sterling Overnight Index Average	4.000%	3/18/36	12-Month	GBP	600,000	16,159	4,712	11,447
Receive	Sterling Overnight Index Average	4.500%	9/17/55	12-Month	GBP	550,000	27,253	25,353	1,900
Receive	Sterling Overnight Index Average	4.500%	3/18/56	12-Month	GBP	700,000	37,254	11,306	25,948
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	1,692	—	1,692

							$(33,809)	$1,218,173	$(1,251,982)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	6/20/30	3-Month	BOA	0.203%	USD	280,000	$(10,542)	$(8,945)	$(1,597)
South Korea Government Bonds, AA	(1.000)%	6/20/30	3-Month	GSC	0.200%	USD	400,000	(15,059)	(12,778)	(2,281)

								$(25,601)	$(21,723)	$(3,878)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Corporate Issue — Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD	452,970	$4,418	$—	$4,418

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Centrally Cleared — Credit Default Swap on Index — Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade Series 44 10-Year Index, NR	(1.000)%	6/20/35	3-Month	0.911%	USD	2,900,000	$14,230	$(20,445)	$34,675

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (4)

Reference Obligation & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.452%	USD	800,000	$19,097	$15,665	$3,432
Markit CDX North America Investment Grade Series 44 5-Year Index, NR	1.000%	6/20/30	3-Month	0.508%	USD	17,450,000	412,195	258,298	153,897

							$431,292	$273,963	$157,329

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2025, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.420% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/17/27	GSC	JPY 2,500,000,000	USD 17,483,740	$474,252	$113,582	$360,670
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.459% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/17/30	GSC	JPY 550,000,000	USD 3,603,427	(128,680)	(9,290)	(119,390)

						$345,572	$104,292	$241,280

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At August 31, 2025, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,777,000 for open centrally cleared swap contracts.

At August 31, 2025, International Fixed Income Fund had cash collateral from brokers in the amount of $10,000 for open OTC swap contracts.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
CZK	— Czech Koruna	HSBC	— HSBC Bank USA
DKK	— Danish Krone	JPM	— JPMorgan Chase & Co.
EUR	— Euro	SCB	— Standard Chartered Bank
GBP	— British Pound	SOG	— Societe Generale SA
HKD	— Hong Kong Dollar	UBS	— UBS Securities LLC
HUF	— Hungarian Forint	WFB	— Wells Fargo Bank
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS — 92.9%

Alabama — 6.2%
$400,000	AAA	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Series A, 5.000% due 9/1/36	$449,359
220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	232,865
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,061,713
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	1,018,249
500,000	A2(a)	Series B1, 5.000% due 5/1/53(b)	521,111
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,491,244

		Total Alabama	4,774,541

Alaska — 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	84,685
30,000	BBB-	Series B1, 4.000% due 6/1/50	28,118

		Total Alaska	112,803

Arizona — 2.1%
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,053,431
480,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	538,626

		Total Arizona	1,592,057

California — 11.2%
900,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, AMT, Series A, 9.500% due 1/1/65(b)(c)(d)	827,585
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	657,896
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	241,518
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	890,461
1,000,000	A+	Series D, 5.000% due 11/1/46	1,018,200
		East Bay Municipal Utility District Water System Revenue, Revenue Bonds:
750,000	AAA	Series A, 5.000% due 6/1/43	806,366
755,000	AAA	Series A, 5.000% due 6/1/44	804,012
500,000	AA	Las Virgenes Unified School District, GO, Series B, 5.250% due 8/1/51	523,736
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,007,120
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	576,003
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(d)	1,034,780
250,000	BBB+	Tobacco Securitization Authority of Southern California, Revenue Bonds, San Diego County Tobacco Asset Securitization, 5.000% due 6/1/48	236,971

		Total California	8,624,648

Colorado — 3.0%
100,000	AA	Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Series A, 5.000% due 12/1/36	110,648
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	343,056
1,000,000	AA+	Denver City & County School District No 1, GO, Series C, 5.500% due 12/1/47	1,069,586
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	533,614
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	268,738

		Total Colorado	2,325,642

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

District of Columbia — 2.0%
		District of Columbia Income Tax Revenue, Revenue Bonds:
$500,000	AAA	Series A, 5.000% due 6/1/33	$568,775
500,000	AAA	Series A, 5.000% due 6/1/43	519,199
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	418,725

		Total District of Columbia	1,506,699

Florida — 6.4%
460,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	442,347
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	986,888
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	607,117
2,500,000	NR	Capital Trust Agency, Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	180,762
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	530,333
800,000	A+	County of Miami-Dade Aviation Revenue, Revenue Bonds, AMT, Series A, 5.250% due 10/1/50(d)	805,535
100,000	AA+	JEA Water & Sewer System Revenue, Revenue Bonds, Series A, 5.250% due 10/1/49	103,102
270,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	272,914
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	985,180

		Total Florida	4,914,178

Georgia — 3.9%
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,537,481
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	460,648

		Total Georgia	2,998,129

Idaho — 1.2%
900,000	A	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System, Series A, 5.000% due 3/1/42	917,544

Illinois — 3.0%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/38(d)	1,029,455
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	316,007
500,000	AAA	Illinois Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	521,757
		State of Illinois, GO:
275,000	A-	Series B, 5.250% due 5/1/44	279,264
150,000	A-	Series C, 5.000% due 12/1/46	147,488

		Total Illinois	2,293,971

Indiana — 3.7%
650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	670,602
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
1,000,000	A1(a)	Indianapolis Airport Authority, AMT, 5.000% due 1/1/31(d)	1,084,929
500,000	AA+	Series D, 6.000% due 2/1/48	543,691
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	508,520

		Total Indiana	2,807,742

Kansas — 1.0%
		Kansas Development Finance Authority, Revenue Bonds:
500,000	Aa2(a)	Kansas Athletics Inc., Series C-1, 5.000% due 9/1/44	507,909
250,000	Aaa(a)	Series R, 5.000% due 5/1/41	264,927

		Total Kansas	772,836

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Kentucky — 1.7%
$230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	$210,998
1,020,000	Aa3(a)	Kentucky State Property & Building Commission, Revenue Bonds, Series A, 5.000% due 4/1/41	1,065,446

		Total Kentucky	1,276,444

Maryland — 2.0%
135,000	NR	City of Baltimore, Tax Allocation, Harbor Point Project, Series A, 2.850% due 6/1/26(c)	134,033
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	532,628
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	594,681
250,000	AAA	Washington Suburban Sanitary Commission, Revenue Bonds, 5.000% due 6/1/43	262,620

		Total Maryland	1,523,962

Massachusetts — 3.5%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,098,245
		Commonwealth of Massachusetts, GO:
550,000	AA+	Series C, 5.000% due 10/1/48	559,297
270,000	AA+	Series I, 5.000% due 12/1/47	276,448
690,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series C, 5.000% due 8/1/39	749,597

		Total Massachusetts	2,683,587

Michigan — 3.9%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	923,842
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/53	514,973
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,037,896
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	518,485

		Total Michigan	2,995,196

Nebraska — 1.3%
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,038,530

New Jersey — 3.2%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	101,890
110,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	111,219
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,000,000	A	Series A, 4.000% due 6/15/40	931,162
240,000	A	Series AA, 5.000% due 6/15/42	246,004
500,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43	521,757
500,000	A-	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/35	511,679

		Total New Jersey	2,423,711

New York — 5.1%
1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	1,021,409
500,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series F1, 5.250% due 2/1/53	512,538
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	157,660
500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 241, 5.000% due 7/15/41	526,287
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	676,521
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,057,614

		Total New York	3,952,029

North Carolina — 0.7%
500,000	AA+	County of Johnston, Revenue Bonds, 5.000% due 4/1/41	529,085

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

North Dakota — 0.5%
$495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	$416,866

Ohio — 4.2%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	56,767
100,000	NR	Series B2, 5.000% due 6/1/55	80,911
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,010,938
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,057,537
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/43	1,045,271

		Total Ohio	3,251,424

Oklahoma — 1.3%
1,000,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Clean Water Program, 5.000% due 4/1/44	1,035,127

Oregon — 1.7%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,039,383
250,000	AA+	State of Oregon, GO, Series F, 5.000% due 8/1/48	254,188

		Total Oregon	1,293,571

Pennsylvania — 2.6%
250,000	AA-	Geisinger Authority, Revenue Bonds, Geisinger Health System, 4.000% due 4/1/50	209,134
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,094,901
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	712,443

		Total Pennsylvania	2,016,478

Puerto Rico — 1.1%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	596,291
125,000	NR	Series A1, zero coupon due 7/1/46	39,507
216,000	NR	Series A2, 4.784% due 7/1/58	190,820

		Total Puerto Rico	826,618

Tennessee — 1.3%
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	260,844
600,000	Aa3(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.000% due 12/1/35	636,320
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	105,291

		Total Tennessee	1,002,455

Texas — 10.1%
415,000	Aa1(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	402,807
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	331,987
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	531,577
100,000	BB+	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(d)	100,002
250,000	Aa1(a)	City of Midland, GO, Series B, 5.000% due 3/1/47	253,150
500,000	Aaa(a)	County of Harris, GO, Series A, 5.000% due 9/15/38	541,707
		Fort Bend Independent School District, GO:
500,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/36	554,871
1,000,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/44	1,027,800
500,000	AA	Leander Independent School District, GO, Series B, 5.000% due 8/15/34	563,667
315,000	Aaa(a)	New Caney Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	330,901

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Texas — 10.1% — (continued)
$500,000	AA-	North Texas Municipal Water District, Revenue Bonds, Panther Creek Regional Wastewater System, 5.250% due 6/1/43	$526,540
1,000,000	AAA	Plano Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	1,052,655
1,000,000	AA	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Cook Children’s Medical Center, 5.250% due 12/1/49	1,029,131
500,000	AAA	Texas Water Development Board, Revenue Bonds, State Revolving Fund, 5.000% due 8/1/44	518,121

		Total Texas	7,764,916

Virginia — 2.6%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	538,720
225,000	AAA	Prince William County Service Authority, Revenue Bonds, 5.000% due 7/15/31	254,230
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	80,045
1,000,000	AA+	Virginia Public Building Authority, Revenue Bonds, Series A, 5.000% due 8/1/42	1,053,210
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	81,899

		Total Virginia	2,008,104

Washington — 2.3%
		Pierce County School District No 10 Tacoma, GO, School Bonds Guaranty Program:
1,000,000	AA+	5.000% due 12/1/48	1,024,095
370,000	AA+	5.000% due 12/1/44	384,087
		Washington State Housing Finance Commission, Revenue Bonds:
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	283,064
100,000	BB(e)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	100,350

		Total Washington	1,791,596

		TOTAL MUNICIPAL BONDS (Cost — $72,801,661)	71,470,489

SHORT-TERM INVESTMENTS — 6.4%

TIME DEPOSIT — 6.4%
4,911,966		Royal Bank of Canada — Toronto, 3.680% due 9/2/25 (Cost — $4,911,966)	4,911,966

		TOTAL INVESTMENTS — 99.3% (Cost — $77,713,627)	76,382,455

		Other Assets in Excess of Liabilities — 0.7%	523,100

		TOTAL NET ASSETS — 100.0%	$76,905,555

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $2,566,663 and represents 3.3% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service. All ratings are unaudited.

At August 31, 2025, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$77,713,627	$425,515	$(1,756,687)	$(1,331,172)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Abbreviations used in this schedule:
AMT	— Alternative Minimum Tax
GO	— General Obligation

Summary of Investments by Industry^
General Obligation	33.3%
Water and Sewer	13.0
School District	11.0
Health Care Providers & Services	8.6
Airport	5.8
Utilities	3.6
Single Family Housing	2.8
Transportation	2.7
Development	2.4
Higher Education	2.2
Education	2.1
Bond Bank	2.1
Tobacco Settlement	1.9
Power	1.4
Multifamily Housing	0.6
Nursing Homes	0.1
Short-Term Investments	6.4

Total Investments	100.0%

^	As a percentage of total investments.

See pages 270-271 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 111.8%
	U.S. Treasury Inflation Indexed Bonds:
$199,897	2.000% due 1/15/26	$200,097
2,150,961	1.750% due 1/15/28	2,194,986
2,973,531	3.625% due 4/15/28	3,181,497
1,640,599	2.500% due 1/15/29	1,724,513
2,446,776	3.875% due 4/15/29	2,694,773
43,614	3.375% due 4/15/32	49,156
865,575	2.125% due 2/15/40	862,936
957,411	2.125% due 2/15/41	942,283
1,998,514	0.750% due 2/15/42	1,557,324
1,809,844	0.625% due 2/15/43	1,346,640
2,311,330	1.375% due 2/15/44	1,933,970
2,629,997	0.750% due 2/15/45	1,909,255
2,028,397	1.000% due 2/15/46	1,522,305
1,857,388	0.875% due 2/15/47	1,333,130
1,203,406	1.000% due 2/15/48	875,151
1,538,232	1.000% due 2/15/49	1,099,977
1,204,454	0.250% due 2/15/50(a)	686,554
1,486,728	0.125% due 2/15/51	793,859
1,042,857	0.125% due 2/15/52(a)	543,453
2,170,280	1.500% due 2/15/53	1,681,201
1,786,734	2.125% due 2/15/54	1,599,571
1,431,108	2.375% due 2/15/55(b)	1,355,107
	U.S. Treasury Inflation Indexed Notes:
2,828,931	0.125% due 4/15/26	2,810,368
6,237,227	0.125% due 7/15/26(h)	6,213,166
4,367,591	0.125% due 10/15/26	4,343,620
5,247,847	0.375% due 1/15/27	5,213,231
2,856,075	0.125% due 4/15/27	2,818,828
3,969,076	0.375% due 7/15/27	3,950,589
6,533,340	1.625% due 10/15/27(b)	6,662,461
5,332,719	0.500% due 1/15/28(b)	5,286,734
1,075,380	1.250% due 4/15/28	1,084,208
4,638,922	0.750% due 7/15/28(h)	4,637,852
5,897,416	2.375% due 10/15/28(b)(h)	6,178,122
3,180,875	0.875% due 1/15/29	3,173,206
1,147,135	2.125% due 4/15/29	1,191,738
3,489,242	0.250% due 7/15/29	3,401,492
4,408,016	1.625% due 10/15/29	4,522,106
2,432,217	0.125% due 1/15/30	2,333,582
2,431,896	1.625% due 4/15/30	2,484,125
2,730,034	0.125% due 7/15/30	2,608,557
5,464,475	0.125% due 1/15/31(h)	5,155,213
7,473,673	0.125% due 7/15/31(b)	7,010,109
4,421,794	0.125% due 1/15/32	4,085,521
9,436,530	0.625% due 7/15/32(h)	8,960,950
10,936,987	1.125% due 1/15/33(b)	10,625,104
7,115,936	1.375% due 7/15/33	7,018,671
2,308,570	1.750% due 1/15/34	2,320,958
4,214,677	1.875% due 7/15/34(b)	4,273,482
4,599,450	2.125% due 1/15/35(b)	4,727,722
1,707,752	1.875% due 7/15/35	1,718,024

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $159,177,602)	154,897,477

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 14.5%

FHLMC — 3.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
$84,795			3.000% due 7/1/52	$73,696
334,896			6.500% due 10/1/53	348,346
3,851,937			6.000% due 3/1/54	3,941,794
295,047			5.000% due 7/1/54	291,340

			Total FHLMC	4,655,176

FNMA — 8.3%
			Federal National Mortgage Association (FNMA):
32,195			4.000% due 3/1/50	30,523
165,563			3.000% due 5/1/52	143,935
79,996			4.500% due 10/1/52	77,458
1,725,487			5.500% due 5/1/54	1,738,768
7,800,000			4.500% due 10/1/55(c)	7,498,127
2,000,000			6.500% due 10/1/55(c)	2,070,762

			Total FNMA	11,559,573

GNMA — 2.8%
4,264,445			Government National Mortgage Association II (GNMA), 3.500% due 11/20/52 — 10/20/54	3,889,657

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $20,017,319)	20,104,406

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%

Asset-Backed Securities — 7.7%
400,000		Aaa(d)	AIMCO CLO, Series 2015-AA, Class AR3, 5.572% (3-Month Term SOFR + 1.250%) due 10/17/34(e)(f)	400,780
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.186% (3-Month EURIBOR + 1.150%) due 11/15/37(e)(f)	351,172
79,461		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.412% (1-Month Term SOFR + 1.089%) due 6/25/34(e)	89,159
106,726		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.411% (3-Month Term SOFR + 1.200%) due 11/15/30(e)(f)	106,801
174,758	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 2.806% (3-Month EURIBOR + 0.780%) due 10/15/31(e)(f)	204,307
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 5.398% (3-Month Term SOFR + 1.080%) due 7/15/34(e)(f)	500,225
95,032	EUR	Aaa(d)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 2.786% (3-Month EURIBOR + 0.750%) due 11/15/31(e)(f)	111,113
			Credit-Based Asset Servicing & Securitization LLC:
128,014		CCC	Series 2005-CB3, Class M4, 3.460% (1-Month Term SOFR + 1.164%) due 6/25/35(e)	124,576
615,751		Caa2(d)	Series 2007-CB6, Class A3, 4.654% (1-Month Term SOFR + 0.334%) due 7/25/37(e)(f)	405,088
			CWABS Asset-Backed Certificates Trust:
149,011		Caa1(d)	Series 2004-7, Class MV5, 6.162% (1-Month Term SOFR + 1.839%) due 11/25/34(e)	133,293
213,158		CC	Series 2007-1, Class 1A, 4.577% (1-Month Term SOFR + 0.254%) due 7/25/37(e)	199,311
44,943		D	Series 2007-6, Class 1A, 4.837% (1-Month Term SOFR + 0.514%) due 9/25/37(e)	41,206
227,917		CCC	Series 2007-8, Class 1A1, 4.627% (1-Month Term SOFR + 0.304%) due 11/25/37(e)	217,047
499,918	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 2.906% (3-Month EURIBOR + 0.880%) due 4/15/34(e)(f)	584,591
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.008% (3-Month EURIBOR + 0.980%) due 11/20/34(e)(f)	819,513
409,062		BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.537% (1-Month Term SOFR + 1.214%) due 5/25/37(e)(f)	400,846
700,000		NR	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, zero coupon (3-Month Term SOFR + 1.110%) due 4/20/35(e)(f)(i)	700,525

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% — (continued)

Asset-Backed Securities — 7.7% — (continued)
$17,443		Caa1(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	$9,198
55,203		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.617% (3-Month Term SOFR + 1.292%) due 4/20/31(e)(f)	55,259
144,296		Caa2(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.677% (1-Month Term SOFR + 0.354%) due 8/25/36(e)	57,606
434,796	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 2.665% (3-Month EURIBOR + 0.690%) due 12/15/31(e)(f)	508,227
			Option One Mortgage Loan Trust:
78,009		D	Series 2007-1, Class 1A1, 4.717% (1-Month Term SOFR + 0.394%) due 1/25/37(e)	49,946
71,989		Caa1(d)	Series 2007-2, Class 1A1, 4.577% (1-Month Term SOFR + 0.254%) due 3/25/37(e)	47,866
360,800	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 3.006% (3-Month EURIBOR + 0.970%) due 5/15/33(e)(f)	422,491
58,336		AA-	RASC Trust, Series 2006-KS3, Class M1, 4.932% (1-Month Term SOFR + 0.444%) due 4/25/36(e)	57,920
700,000		Aaa(d)	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.423% due 7/29/43(f)	700,531
86,757		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 4.737% (1-Month Term SOFR + 0.414%) due 7/25/36(e)	33,877
			Soundview Home Loan Trust:
180,688		Caa1(d)	Series 2007-OPT1, Class 1A1, 4.637% (1-Month Term SOFR + 0.314%) due 6/25/37(e)	122,691
41,328		CCC	Series 2007-OPT2, Class 2A3, 4.617% (1-Month Term SOFR + 0.294%) due 7/25/37(e)	37,293
458,940	EUR	Aaa(d)	St Paul’s CLO IV DAC, Series 4A, Class ARR1, 2.769% (3-Month EURIBOR + 0.830%) due 4/25/30(e)(f)	535,973
700,000		Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 5.433% (3-Month Term SOFR + 1.150%) due 10/15/35(e)(f)	700,227
369,151		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.465% (3-Month Term SOFR + 1.140%) due 1/20/32(e)(f)	369,443
454,684		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 5.538% (3-Month Term SOFR + 1.220%) due 10/25/32(e)(f)	454,810
500,000		AAA	Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR, 5.648% (3-Month Term SOFR + 1.330%) due 1/25/34(e)(f)	500,552
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 5.658% (3-Month Term SOFR + 1.340%) due 1/25/34(e)(f)	600,030
			Voya CLO Ltd.:
21,540		Aaa(d)	Series 2017-1A, Class A1R, 5.534% (3-Month Term SOFR + 1.212%) due 4/17/30(e)(f)	21,536
18,360		AAA	Series 2017-2A, Class A1R, 5.559% (3-Month Term SOFR + 1.242%) due 6/7/30(e)(f)	18,374

			Total Asset-Backed Securities	10,693,403

Mortgage Securities — 4.8%
			Alternative Loan Trust:
145,698		Caa1(d)	Series 2006-HY11, Class A1, 4.677% (1-Month Term SOFR + 0.354%) due 6/25/36(e)	137,213
24,334		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	20,410
343,251		Caa1(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	283,647
10,780		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.642% due 5/25/33(e)	10,356
19,018		WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.797% (1-Month Term SOFR + 0.474%) due 3/25/35(e)(f)	18,888
			CHL Mortgage Pass-Through Trust:
390,165		WR(d)	Series 2005-HYB6, Class 2A1, 4.829% due 10/20/35(e)	369,248
36,742		WR(d)	Series 2005-HYB9, Class 2A1, 6.449% (1-Year Term SOFR + 2.465%) due 2/20/36(e)	33,918
79,092		WR(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	37,286
116,414		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	50,994

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% — (continued)

Mortgage Securities — 4.8% — (continued)
			Citigroup Mortgage Loan Trust:
$2,614		WR(d)	Series 2004-HYB2, Class 2A, 6.753% due 3/25/34(e)	$2,416
100,308		Caa1(d)	Series 2007-AR4, Class 1A1A, 4.679% due 3/25/37(e)	84,196
12,003		B(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	11,911
26,972		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.587% (1-Month Term SOFR + 0.264%) due 9/29/36(e)(f)	26,788
685,587		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2025-47, Class FJ, 5.378% (30-Day Average SOFR + 1.030%) due 6/25/55(e)	692,112
117,617		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	116,735
			Government National Mortgage Association (GNMA):
204,422		NR	Series 2018-H15, Class FG, 5.461% (1-Year Term SOFR + 0.865%) due 8/20/68(e)	204,722
481,840		NR	Series 2023-H11, Class FC, 5.445% (30-Day Average SOFR + 1.100%) due 5/20/73(e)	489,356
2,534,120		NR	Series 2023-H19, Class FA, 5.245% (30-Day Average SOFR + 0.900%) due 8/20/73(e)	2,547,695
2,579		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.135% (1-Month Term SOFR + 0.794%) due 6/20/35(e)	2,464
32,180		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.077% (1-Month Term SOFR + 0.754%) due 7/25/45(e)	24,586
95,630		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.897% (1-Month Term SOFR + 0.574%) due 3/25/36(e)	89,953
55,130		BBB-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.861% (1-Month Term SOFR + 1.497%) due 12/15/31(e)(f)	54,933
165,856		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 6.737% (1-Month Term SOFR + 2.414%) due 12/25/37(e)	161,988
600,000		Aaa(d)	LUX Trust LION, Class A, 7.054% (1-Month Term SOFR + 2.690%) due 8/15/40(e)(f)	608,115
2,529		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.958% (1-Month Term SOFR + 0.594%) due 6/15/30(e)	2,472
			New Residential Mortgage Loan Trust:
25,583		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	25,065
118,998		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	114,923
504,920		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	148,000
410,231		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.937% (1-Month Term SOFR + 0.614%) due 5/25/36(e)	221,468
29,952		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 5.108% (1-Month Term SOFR + 0.754%) due 4/19/27(e)	29,640
			WaMu Mortgage Pass-Through Certificates Trust:
3,424		BB(g)	Series 2002-AR2, Class A, 4.183% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	3,308
1,827		WR(d)	Series 2002-AR17, Class 1A, 5.422% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	1,753

			Total Mortgage Securities	6,626,559

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $17,900,303)	17,319,962

SOVEREIGN BONDS — 2.7%

Canada — 0.4%
			Canadian Government Real Return Bonds:
561,567	CAD	AAA	4.250% due 12/1/26	427,572
63,247	CAD	AAA	0.500% due 12/1/50	34,092

			Total Canada	461,664

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SOVEREIGN BONDS — 2.7% — (continued)

France — 0.9%
			French Republic Government Bonds OAT:
733,206	EUR	AA-u(g)	0.100% due 3/1/26(f)	$853,221
244,782	EUR	AA-u(g)	0.100% due 7/25/31(f)	271,338
120,170	EUR	AA-u(g)	0.100% due 7/25/38(f)	113,576

			Total France	1,238,135

Italy — 0.3%
372,285	EUR	Baa3u(d)	Italy Buoni Poliennali Del Tesoro, 0.400% due 5/15/30(f)	423,303

Japan — 1.1%
			Japanese Government CPI Linked Bonds:
66,712,480	JPY	A1(d)	0.100% due 3/10/28	465,135
154,961,580	JPY	A1(d)	0.100% due 3/10/29	1,086,813

			Total Japan	1,551,948

Mexico — 0.0%@
145,156	MXN	BBB-(g)	Mexican Udibonos, 4.000% due 8/24/34	7,266

			TOTAL SOVEREIGN BONDS (Cost — $4,315,820)	3,682,316

CORPORATE BONDS & NOTES — 0.1%

Banks — 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	128,088
33,879	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	4,155

			Total Banks	132,243

Diversified Financial Services — 0.0%@
98,654	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	12,134
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,832
			Realkredit Danmark AS, Covered Notes:
17,730	DKK	AAA	1.000% due 10/1/53	2,170
170,207	DKK	AAA	1.500% due 10/1/53	21,602

			Total Diversified Financial Services	46,738

			TOTAL CORPORATE BONDS & NOTES (Cost — $234,348)	178,981

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $201,645,392)	196,183,142

SHORT-TERM INVESTMENTS — 0.9%

TIME DEPOSITS — 0.9%
446	AUD		ANZ National Bank — Hong Kong, 2.270% due 9/1/25	292
4,955	DKK		BBH — New York, 0.650% due 9/1/25	777
			BNP Paribas — Paris:
523	SGD		0.230% due 9/1/25	408
137,936	NZD		1.700% due 9/1/25	81,389
2,509	CAD		1.590% due 9/2/25	1,827
94,053	GBP		Canadian Imperial Bank of Commerce — London, 2.920% due 9/1/25	127,122
			DNB — Oslo:
4,393	SEK		0.820% due 9/1/25	464
80,120	EUR		0.870% due 9/1/25	93,737
$839,834			JPMorgan Chase & Co. — New York, 3.680% due 9/2/25	839,834

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 0.9% — (continued)

TIME DEPOSITS — 0.9% — (continued)
		Skandinaviska Enskilda Banken AB — Stockholm:
861	CHF	(0.370)% due 9/1/25	$1,077
3,227,368	JPY	0.120% due 9/1/25	21,964
404,183	NOK	2.980% due 9/1/25	40,208
3,500	ZAR	Standard Chartered Bank — Johannesburg, 4.980% due 9/1/25	198

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,209,297)	1,209,297

		TOTAL INVESTMENTS — 142.5% (Cost — $202,854,689)	197,392,439

		Liabilities in Excess of Other Assets — (42.5)%	(58,905,295)

		TOTAL NET ASSETS — 100.0%	$138,487,144

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $11,982,564 and represents 8.7% of net assets.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	All or a portion of this security was purchased in a sale-buyback transaction. The value of these securities totals $31,145,303 which represents 22.5% of net assets.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At August 31, 2025, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$206,834,478	$7,173,801	$(15,554,226)	$(8,380,425)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Obligations	78.4%
Mortgage-Backed Securities	10.2
Collateralized Mortgage Obligations	8.8
Sovereign Bonds	1.9
Corporate Bonds & Notes	0.1
Short-Term Investments	0.6

Total Investments	100.0%

^	As a percentage of total investments.

At August 31, 2025, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	141,243EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$57,140
6,900,000	141,243EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	32,045
1,500,000	30,705EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	BCLY	9/8/25	2.740%	13,132
1,500,000	30,705EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	9/8/25	2.740%	1,496

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $192,390)				$103,813

†	Amount denominated in U.S. dollars, unless otherwise noted.

At August 31, 2025, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
$8,983,375	Bank of America, 4.520% due 9/3/25	$8,983,375
714,139	Bank of New York Mellon Corp. (The), 4.460% due 9/3/25	714,139
	Barclays Capital Inc.:
1,101,250	4.470% due 9/3/25	1,101,250
21,023,487	4.530% due 9/3/25	21,023,487
771,000	4.470% due 9/4/25	771,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $32,593,251)	$32,593,251

For the year ended August 31, 2025, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $32,414,801 and 4.687%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2025, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl Futures	5	9/25	$691,522	$687,112	$(4,410)
Euro-BTP Futures	18	9/25	2,544,080	2,532,357	(11,723)
Euro-Bund Futures	18	9/25	2,745,568	2,728,206	(17,362)
U.S. Treasury 5-Year Note Futures	51	12/25	5,547,445	5,582,906	35,461
U.S. Treasury Long Bond Futures	5	12/25	568,304	571,250	2,946
U.S. Treasury Ultra Long Bond Futures	8	12/25	935,000	932,500	(2,500)
U.S. Ultra Long Bond Futures	49	12/25	5,564,134	5,605,906	41,772

					44,184

Contracts to Sell:
Euro-Buxl 30-Year Bond Futures	12	9/25	1,698,627	1,599,930	98,697
Euro-OAT Futures	42	9/25	6,130,620	5,990,402	140,218
U.S. Treasury 2-Year Note Futures	86	12/25	17,902,111	17,934,360	(32,249)
U.S. Treasury 10-Year Note Futures	117	12/25	13,089,396	13,162,500	(73,104)

					133,562

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$177,746

At August 31, 2025, Inflation-Linked Fixed Income Fund had deposited cash of $310,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2025, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	382,745	USD	70,000	BCLY	$70,068	10/2/25	$68
Brazilian Real	383,520	USD	70,000	BCLY	70,210	10/2/25	210
Brazilian Real	280,698	USD	50,000	BCLY	51,775	9/3/25	1,775
Brazilian Real	311,789	USD	57,458	JPM	57,510	9/3/25	52
Brazilian Real	8,397,817	USD	1,516,673	JPM	1,537,356	10/2/25	20,683
Brazilian Real	8,025,361	USD	1,439,656	JPM	1,480,284	9/3/25	40,628
British Pound	232,000	USD	311,940	BCLY	313,657	10/2/25	1,717
British Pound	232,000	USD	311,549	JPM	313,571	9/2/25	2,022
Canadian Dollar	2,089,887	USD	1,510,139	JPM	1,521,910	9/2/25	11,771
Danish Krone	151,007	USD	23,455	SCB	23,667	9/2/25	212
Euro	152,000	USD	177,728	HSBC	177,832	9/2/25	104
Euro	65,000	USD	75,942	HSBC	76,046	9/2/25	104
Indian Rupee	4,502,009	USD	51,309	DUB	51,053	9/17/25	(256)
Indian Rupee	23,692,512	USD	270,298	HSBC	268,674	9/17/25	(1,624)
Indian Rupee	11,314,816	USD	128,852	HSBC	128,310	9/17/25	(542)
Indian Rupee	10,638,017	USD	121,053	HSBC	120,635	9/17/25	(418)
Indian Rupee	11,085,973	USD	126,274	JPM	125,715	9/17/25	(559)
Indian Rupee	10,182,198	USD	115,907	JPM	115,466	9/17/25	(441)
Indian Rupee	10,200,603	USD	115,968	JPM	115,675	9/17/25	(293)
Indian Rupee	10,965,518	USD	125,976	SCB	124,349	9/17/25	(1,627)
Indian Rupee	11,051,013	USD	126,120	SCB	125,319	9/17/25	(801)
Indian Rupee	10,902,228	USD	124,420	SCB	123,632	9/17/25	(788)
Indian Rupee	14,308,602	USD	162,975	SCB	162,260	9/17/25	(715)
Indian Rupee	10,844,448	USD	123,438	SCB	122,976	9/17/25	(462)
Indian Rupee	5,203,451	USD	59,263	SCB	59,007	9/17/25	(256)
Indonesian Rupiah	1,002,432,164	USD	61,445	BCLY	60,773	9/17/25	(672)
Indonesian Rupiah	1,622,295,745	USD	98,894	BCLY	98,353	9/17/25	(541)
Indonesian Rupiah	1,963,337,553	USD	119,867	BNP	119,029	9/17/25	(838)
Indonesian Rupiah	977,646,000	USD	59,581	BNP	59,271	9/17/25	(310)
Indonesian Rupiah	1,952,371,328	USD	118,365	BNP	118,364	9/17/25	(1)
Indonesian Rupiah	913,470,722	USD	56,356	HSBC	55,380	9/17/25	(976)
Indonesian Rupiah	2,665,071,241	USD	163,366	JPM	161,572	9/17/25	(1,794)
Indonesian Rupiah	326,408,839	USD	19,790	JPM	19,788	9/17/25	(2)
Indonesian Rupiah	1,010,471,775	USD	62,225	SCB	61,261	9/17/25	(964)
Indonesian Rupiah	2,155,495,717	USD	130,474	SCB	130,678	9/17/25	204
Israeli New Shekel	555,582	USD	162,603	DUB	166,444	10/15/25	3,841
Israeli New Shekel	34,000	USD	10,150	HSBC	10,189	11/13/25	39
Israeli New Shekel	169,000	USD	50,333	HSBC	50,630	10/15/25	297
Israeli New Shekel	169,000	USD	50,240	HSBC	50,630	10/15/25	390
Japanese Yen	102,143,929	USD	691,512	SCB	695,140	9/2/25	3,628
Korean Won	55,494,000	USD	40,026	BNP	39,999	9/17/25	(27)
Korean Won	55,129,600	USD	39,763	BNP	39,736	9/17/25	(27)
Korean Won	83,445,000	USD	60,000	HSBC	60,186	9/30/25	186
Korean Won	83,493,000	USD	60,000	SCB	60,218	9/29/25	218
Mexican Peso	4,157,721	USD	215,654	DUB	222,383	9/17/25	6,729
New Taiwan Dollar	885,463	USD	29,158	SCB	29,080	10/20/25	(78)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Polish Zloty	400,125	USD	109,431	BCLY	$109,741	10/15/25	$310
Polish Zloty	1,011,183	USD	276,418	BNP	277,456	9/17/25	1,038
Polish Zloty	1,166,202	USD	314,998	DUB	319,991	9/17/25	4,993
Polish Zloty	265,009	USD	72,115	JPM	72,684	10/15/25	569
Singapore Dollar	1,161,801	USD	904,477	HSBC	905,534	9/2/25	1,057
South African Rand	1,088,692	USD	61,775	BCLY	61,526	10/20/25	(249)
South African Rand	1,242,789	USD	70,399	BCLY	70,235	10/20/25	(164)
South African Rand	525,659	USD	29,717	JPM	29,707	10/20/25	(10)
Swedish Krona	668,161	USD	70,590	BCLY	70,740	10/2/25	150
Swedish Krona	1,375,054	USD	143,152	HSBC	145,313	9/2/25	2,161
Swedish Krona	665,000	USD	70,100	JPM	70,406	10/2/25	306
Swedish Krona	670,000	USD	69,875	JPM	70,805	9/2/25	930
Swiss Franc	332,984	USD	415,233	BCLY	417,672	10/2/25	2,439
Swiss Franc	158,945	USD	197,604	BNP	198,656	9/2/25	1,052
Swiss Franc	175,815	USD	217,359	HSBC	219,741	9/2/25	2,382
Thai Baht	1,614,955	USD	50,000	BCLY	50,177	10/20/25	177
Thai Baht	1,616,125	USD	50,000	BCLY	50,214	10/20/25	214

							97,221

Contracts to Sell:
Australian Dollar	169,000	USD	109,135	BCLY	110,636	9/2/25	(1,501)
Australian Dollar	1,292,000	USD	842,817	BNP	845,808	9/2/25	(2,991)
Australian Dollar	1,538,000	USD	1,005,273	BNP	1,007,363	10/2/25	(2,090)
Australian Dollar	77,000	USD	49,829	HSBC	50,408	9/2/25	(579)
Australian Dollar	77,000	USD	50,242	JPM	50,433	10/2/25	(191)
Brazilian Real	280,698	USD	51,728	BCLY	51,775	9/3/25	(47)
Brazilian Real	8,337,150	USD	1,516,673	JPM	1,537,794	9/3/25	(21,121)
British Pound	232,000	USD	311,854	BCLY	313,571	9/2/25	(1,717)
Canadian Dollar	2,086,912	USD	1,510,139	JPM	1,521,870	10/2/25	(11,731)
Canadian Dollar	2,092,901	USD	1,518,697	JPM	1,524,105	9/2/25	(5,408)
Chinese Offshore Renminbi	4,580,265	USD	638,512	BNP	643,833	9/15/25	(5,321)
Chinese Offshore Renminbi	2,292,678	USD	319,788	BNP	322,274	9/15/25	(2,486)
Chinese Offshore Renminbi	3,027,801	USD	422,311	JPM	425,608	9/15/25	(3,297)
Chinese Offshore Renminbi	1,499,610	USD	208,900	SCB	210,795	9/15/25	(1,895)
Danish Krone	330,000	USD	50,541	BNP	51,719	9/2/25	(1,178)
Danish Krone	178,558	USD	27,991	JPM	28,045	10/2/25	(54)
Danish Krone	150,669	USD	23,455	SCB	23,664	10/2/25	(209)
Euro	4,182,121	USD	4,852,335	JPM	4,892,875	9/2/25	(40,540)
Euro	3,965,121	USD	4,637,349	JPM	4,647,641	10/2/25	(10,292)
Indonesian Rupiah	1,803,263,000	USD	110,000	BCLY	109,299	9/30/25	701
Indonesian Rupiah	1,796,476,000	USD	110,000	BCLY	108,890	9/29/25	1,110
Israeli New Shekel	555,297	USD	162,603	DUB	166,418	11/13/25	(3,815)
Israeli New Shekel	949,411	USD	282,843	MLP	284,429	10/15/25	(1,586)
Japanese Yen	71,973,128	USD	486,933	BNP	489,813	9/2/25	(2,880)
Japanese Yen	4,600,000	USD	31,234	BNP	31,305	9/2/25	(71)
Japanese Yen	7,866,864	USD	53,683	HSBC	53,710	10/2/25	(27)
Japanese Yen	67,584,199	USD	453,413	MLP	459,945	9/2/25	(6,532)
Japanese Yen	41,278,452	USD	279,908	MLP	280,920	9/2/25	(1,012)
Japanese Yen	11,064,648	USD	75,413	MLP	75,543	10/2/25	(130)
Japanese Yen	101,805,433	USD	691,512	SCB	695,066	10/2/25	(3,554)
Japanese Yen	110,097,245	USD	749,828	SCB	751,677	10/2/25	(1,849)
Japanese Yen	46,169,025	USD	313,003	SCB	314,203	9/2/25	(1,200)
Korean Won	23,069,536	USD	16,659	BCLY	16,628	9/17/25	31

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Korean Won	180,706,330	USD	130,251	DUB	$130,249	9/17/25	$2
Korean Won	188,347,121	USD	136,147	DUB	135,756	9/17/25	391
Korean Won	246,741,333	USD	179,016	HSBC	177,845	9/17/25	1,171
Korean Won	178,480,319	USD	128,490	JPM	128,644	9/17/25	(154)
Mexican Peso	187,000	USD	9,846	BCLY	9,906	12/17/25	(60)
Mexican Peso	543,000	USD	28,901	BNP	29,043	9/17/25	(142)
Mexican Peso	188,000	USD	10,003	BNP	10,055	9/17/25	(52)
Mexican Peso	381,000	USD	19,850	MLP	20,379	9/17/25	(529)
New Taiwan Dollar	915,090	USD	30,000	BCLY	30,003	9/30/25	(3)
New Taiwan Dollar	914,580	USD	30,000	BCLY	29,986	9/30/25	14
New Taiwan Dollar	2,434,856	USD	80,000	BNP	79,965	10/20/25	35
New Taiwan Dollar	581,238	USD	19,504	BNP	19,089	10/20/25	415
New Taiwan Dollar	6,094,886	USD	204,939	BNP	200,168	10/20/25	4,771
New Taiwan Dollar	13,596,781	USD	455,931	BNP	446,545	10/20/25	9,386
New Taiwan Dollar	4,582,680	USD	154,299	SCB	150,504	10/20/25	3,795
New Taiwan Dollar	5,277,205	USD	178,246	SCB	173,314	10/20/25	4,932
New Taiwan Dollar	8,835,107	USD	298,559	SCB	290,162	10/20/25	8,397
New Zealand Dollar	184,480	USD	110,281	BNP	108,853	9/2/25	1,428
New Zealand Dollar	184,480	USD	108,314	DUB	108,966	10/2/25	(652)
Norwegian Krone	521,164	USD	50,538	MLP	51,846	9/2/25	(1,308)
Norwegian Krone	521,645	USD	51,855	SCB	51,903	10/2/25	(48)
Peruvian Sol	187,035	USD	51,066	DUB	52,925	9/17/25	(1,859)
Singapore Dollar	218,000	USD	169,272	BCLY	169,914	9/2/25	(642)
Singapore Dollar	61,000	USD	47,057	BCLY	47,545	9/2/25	(488)
Singapore Dollar	138,925	USD	108,162	BCLY	108,281	9/2/25	(119)
Singapore Dollar	1,159,142	USD	904,477	HSBC	905,632	10/2/25	(1,155)
Singapore Dollar	148,965	USD	115,261	HSBC	116,107	9/2/25	(846)
Singapore Dollar	218,337	USD	170,416	HSBC	170,586	10/2/25	(170)
Singapore Dollar	239,571	USD	186,944	HSBC	186,727	9/2/25	217
Singapore Dollar	206,000	USD	160,804	JPM	160,947	10/2/25	(143)
Singapore Dollar	458,115	USD	358,628	MLP	357,065	9/2/25	1,563
Singapore Dollar	116,039	USD	90,350	SCB	90,444	9/2/25	(94)
South African Rand	703,000	USD	39,597	JPM	39,819	9/18/25	(222)
South African Rand	1,060,000	USD	59,838	MLP	60,040	9/18/25	(202)
Swedish Krona	1,375,000	USD	140,945	BNP	145,308	9/2/25	(4,363)
Swedish Krona	1,372,426	USD	143,152	HSBC	145,303	10/2/25	(2,151)
Swiss Franc	334,221	USD	415,233	BCLY	417,724	9/2/25	(2,491)
Swiss Franc	16,000	USD	19,844	BCLY	19,997	9/2/25	(153)
Swiss Franc	16,000	USD	20,057	JPM	20,069	10/2/25	(12)
Swiss Franc	15,390	USD	19,313	JPM	19,304	10/2/25	9
Thai Baht	1,014,533	USD	31,495	HSBC	31,522	10/20/25	(27)
Thai Baht	1,012,630	USD	31,454	HSBC	31,463	10/20/25	(9)
Thai Baht	859,496	USD	26,569	MLP	26,705	10/20/25	(136)

							(115,166)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(17,945)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	2.750%	3/18/36	12-Month	EUR	5,900,000	$10,580	$(22,713)	$33,293
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,100,000	674,876	—	674,876
Receive	6-Month EURIBOR	3.000%	3/18/56	12-Month	EUR	50,000	(657)	(769)	112
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	527	(1,139)	1,666
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	20,344	1,442	18,902
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	6,565	(1,033)	7,598
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(134,520)	—	(134,520)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	287,443	—	287,443
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	302,910	27,102	275,808
Receive	SOFR	3.250%	6/18/34	12-Month	USD	2,600,000	75,756	115,634	(39,878)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	463,359	405,813	57,546
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	72,675	18,675	54,000
Receive	SOFR	3.547%	11/30/29	12-Month	USD	100,000	(998)	34	(1,032)
Receive	SOFR	3.559%	11/30/29	12-Month	USD	1,000,000	(10,447)	—	(10,447)
Receive	SOFR	3.562%	11/30/29	12-Month	USD	1,700,000	(17,952)	—	(17,952)
Receive	SOFR	3.900%	2/15/35	12-Month	USD	900,000	(18,357)	(4,112)	(14,245)
Receive	SOFR	4.100%	11/15/52	12-Month	USD	1,000,000	(768)	(9,182)	8,414
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	8,442	(28,248)	36,690
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	5,300,000	(26,351)	(25,628)	(723)

							$1,713,427	$475,876	$1,237,551

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	1.636%	6/15/27	EUR	2,100,000	$6,817	$—	$6,817
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	(1,014)	(30)	(984)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	3,653	100	3,553
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(157,183)	(8,957)	(148,226)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(4,618)	(2,239)	(2,379)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	178	—	178
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	9,402	(2,478)	11,880
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	10,969	—	10,969
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	31,305	1,337	29,968
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	17,024	1,308	15,716
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	17,958	(974)	18,932
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	3,554	—	3,554
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	9,929	3,390	6,539
Receive	1-Year USD Inflation Linked	2.208%	10/7/25	USD	902,000	(4,805)	—	(4,805)
Receive	1-Year USD Inflation Linked	2.380%	10/15/25	USD	900,000	(3,687)	—	(3,687)
Receive	1-Year USD Inflation Linked	2.700%	1/14/26	USD	200,000	(924)	—	(924)
Receive	1-Year USD Inflation Linked	2.820%	2/5/26	USD	700,000	(2,775)	—	(2,775)
Receive	1-Year USD Inflation Linked	2.842%	2/13/26	USD	800,000	(3,187)	—	(3,187)
Receive	1-Year USD Inflation Linked	3.043%	2/21/26	USD	400,000	(870)	—	(870)
Receive	1-Year USD Inflation Linked	3.323%	4/23/26	USD	400,000	630	—	630
Receive	1-Year USD Inflation Linked	3.434%	8/27/26	USD	1,400,000	(204)	—	(204)
Receive	1-Year USD Inflation Linked	3.435%	8/1/26	USD	100,000	(81)	—	(81)
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	52,807	81	52,726
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	50,643	—	50,643
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	29,614	—	29,614
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	110,514	5,868	104,646
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	123,997	1,693	122,304
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	9,021	—	9,021
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	8,196	—	8,196
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(189,456)	(50,027)	(139,429)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(225,822)	(8,764)	(217,058)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(263,749)	9,233	(272,982)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	314,766	1,035	313,731
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(119,782)	59,292	(179,074)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(43,248)	24,122	(67,370)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(64,415)	36,670	(101,085)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(65,406)	37,569	(102,975)

						$(340,249)	$108,229	$(448,478)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2025, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $709,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 270-271 for definitions of ratings.

At August 31, 2025, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	8/29/25	9/2/25	4.469%	$737,937
BNP Paribas SA	8/28/25	9/4/25	4.548%	4,696,197
BNP Paribas SA	8/28/25	9/4/25	4.548%	5,160,003
BNP Paribas SA	8/28/25	9/4/25	4.548%	5,121,146
BNP Paribas SA	8/28/25	9/4/25	4.548%	2,187,447
BNP Paribas SA	8/29/25	9/3/25	4.552%	739,031

				$18,641,761

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 56.7%

Aerospace/Defense — 0.8%
		Boeing Co. (The), Senior Unsecured Notes:
$400,000	BBB-	2.600% due 10/30/25	$398,683
1,100,000	BBB-	2.196% due 2/4/26	1,088,959
1,800,000	BBB+	Rolls-Royce PLC, Company Guaranteed Notes, 3.625% due 10/14/25(a)	1,798,275

		Total Aerospace/Defense	3,285,917

Agriculture — 0.5%
1,600,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	1,575,485
361,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26	357,980
300,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26(a)	297,491

		Total Agriculture	2,230,956

Airlines — 0.5%
2,100,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.375% due 4/15/26(a)	2,094,433

Auto Manufacturers — 6.5%
		American Honda Finance Corp., Senior Unsecured Notes:
1,000,000	A-	4.980% (SOFR + 0.620%) due 12/11/26(b)	1,001,034
2,900,000	A-	5.095% (SOFR + 0.730%) due 8/13/27(b)	2,905,506
		BMW U.S. Capital LLC, Company Guaranteed Notes:
3,100,000	A	5.165% (SOFR + 0.800%) due 8/13/26(a)(b)	3,112,216
200,000	A	5.144% (SOFR + 0.780%) due 3/19/27(a)(b)	200,797
700,000	A	5.284% (SOFR + 0.920%) due 3/21/28(a)(b)	703,614
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	3.375% due 11/13/25	199,347
600,000	BBB-	4.389% due 1/8/26	599,049
600,000	BBB-	6.950% due 6/10/26	607,925
		General Motors Financial Co., Inc.:
3,000,000	BBB	Company Guaranteed Notes, 5.250% due 3/1/26	3,005,281
		Senior Unsecured Notes:
300,000	BBB	6.050% due 10/10/25	300,407
500,000	BBB	5.716% (SOFR + 1.350%) due 5/8/27(b)	503,060
		Hyundai Capital America, Senior Unsecured Notes:
700,000	A-	5.860% (SOFR + 1.500%) due 1/8/27(a)(b)	707,497
500,000	A-	5.357% (SOFR + 0.990%) due 3/25/27(a)(b)	501,935
1,500,000	A-	5.406% (SOFR + 1.040%) due 6/24/27(b)	1,505,591
3,400,000	A	Mercedes-Benz Finance North America LLC, Company Guaranteed Notes, 4.997% (SOFR + 0.630%) due 7/31/26(a)(b)	3,409,924
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
400,000	BB	2.000% due 3/9/26(a)	392,457
300,000	BB	1.850% due 9/16/26(a)	288,704
400,000	BB	Nissan Motor Co., Ltd., Senior Unsecured Notes, 3.522% due 9/17/25	400,332
200,000	BBB	Stellantis Finance U.S. Inc., Company Guaranteed Notes, 5.350% due 3/17/28(a)	202,124
		Toyota Motor Credit Corp., Senior Unsecured Notes:
167,000	A+	4.812% (SOFR + 0.450%) due 4/10/26(b)	167,258
35,000	A+	4.815% (SOFR + 0.450%) due 5/15/26(b)	35,033
60,000	A+	5.255% (SOFR + 0.890%) due 5/18/26(b)	60,264
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
725,000	BBB+	5.289% (SOFR + 0.930%) due 9/12/25(a)(b)	725,148
2,000,000	BBB+	1.250% due 11/24/25(a)	1,985,150
2,800,000	BBB+	5.194% (SOFR + 0.830%) due 3/20/26(a)(b)	2,804,400
250,000	BBB+	5.425% (SOFR + 1.060%) due 8/14/26(a)(b)	250,650

		Total Auto Manufacturers	26,574,703

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 23.4%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
$2,400,000	BBB	6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(b)	$2,405,935
700,000	BBB	6.143% (SOFR + 1.780%) due 9/18/27(b)	707,927
800,000	BBB	6.143% (SOFR + 1.780%) due 9/18/27(a)(b)	809,060
200,000	BBB+	Banco Bilbao Vizcaya Argentaria SA, Senior Non-Preferred Notes, 5.862% (1-Year CMT Index + 2.300%) due 9/14/26(b)	200,090
800,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 1.849% due 3/25/26	788,965
2,430,000	A-	Bank of America Corp., Senior Unsecured Notes, 5.335% (SOFR + 0.970%) due 7/22/27(b)	2,440,381
		Bank of Montreal, Senior Unsecured Notes:
3,100,000	A-	5.686% (SOFR + 1.330%) due 6/5/26(b)	3,124,350
319,000	A-	5.116% (SOFR + 0.760%) due 6/4/27(b)	320,837
500,000	A-	5.238% (SOFR + 0.880%) due 9/10/27(b)	502,146
462,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 4.909% (SOFR + 0.545%) due 3/2/26(b)	462,725
		Banque Federative du Credit Mutuel SA, Senior Preferred Notes:
875,000	A+	5.762% (SOFR + 1.400%) due 7/13/26(a)(b)	881,754
680,000	A+	5.495% (SOFR + 1.130%) due 1/23/27(a)(b)	685,854
		Barclays PLC, Senior Unsecured Notes:
500,000	BBB+	4.375% due 1/12/26	499,880
500,000	BBB+	7.325% (1-Year CMT Index + 3.050%) due 11/2/26(b)	502,172
700,000	BBB+	5.829% (SOFR + 2.210%) due 5/9/27(b)	706,438
640,000	BBB+	6.240% (SOFR + 1.880%) due 9/13/27(b)	648,045
1,500,000	BBB+	5.849% (SOFR + 1.490%) due 3/12/28(b)	1,518,123
1,500,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 1.323% (SOFR + 1.004%) due 1/13/27(a)(b)	1,482,602
		BPCE SA, Senior Non-Preferred Notes:
2,400,000	BBB+	1.652% (SOFR + 1.520%) due 10/6/26(a)(b)	2,393,314
250,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(b)	251,255
1,500,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(a)(b)	1,507,532
700,000	A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.585% (SOFR + 1.220%) due 10/2/26(b)	706,249
250,000	A+	Citibank NA, Senior Unsecured Notes, 5.074% (SOFR + 0.708%) due 8/6/26(b)	250,761
		Cooperatieve Rabobank UA, Senior Non-Preferred Notes:
5,700,000	A-	1.106% (1-Year CMT Index + 0.550%) due 2/24/27(a)(b)	5,612,880
500,000	A-	1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	485,635
		Credit Agricole SA:
575,000	A-	Senior Non-Preferred Notes, 1.247% (SOFR + 0.892%) due 1/26/27(a)(b)	567,427
		Senior Preferred Notes:
625,000	A+	5.653% (SOFR + 1.290%) due 7/5/26(a)(b)	629,969
600,000	A+	5.653% (SOFR + 1.290%) due 7/5/26(b)	604,770
4,100,000	A-	Danske Bank AS, Senior Non-Preferred Notes, 1.621% (1-Year CMT Index + 1.350%) due 9/11/26(a)(b)	4,097,200
		Deutsche Bank AG, Senior Non-Preferred Notes:
500,000	BBB	4.100% due 1/13/26	499,048
500,000	BBB	(Cost—$496,557, acquired 8/11/25), 2.129% (SOFR + 1.870%) due 11/24/26(b)(c)	497,185
2,000,000	BBB	7.146% (SOFR + 2.520%) due 7/13/27(b)	2,045,583
935,000	BBB	5.584% (SOFR + 1.219%) due 11/16/27(b)	940,019
		DNB Bank ASA, Senior Non-Preferred Notes:
805,000	A	5.896% (SOFR + 1.950%) due 10/9/26(a)(b)	806,051
600,000	A	1.535% (1-Year CMT Index + 0.720%) due 5/25/27(a)(b)	588,220
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
500,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(b)	492,258
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	973,924
		HSBC Holdings PLC, Senior Unsecured Notes:
2,500,000	A-	4.292% (3-Month Term SOFR + 1.609%) due 9/12/26(b)	2,499,859
1,500,000	A-	5.966% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,500,620

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 23.4% — (continued)
		ING Groep NV, Senior Unsecured Notes:
$2,700,000	A-	5.377% (SOFR + 1.010%) due 4/1/27(b)	$2,708,162
629,000	A-	5.919% (SOFR + 1.560%) due 9/11/27(b)	634,645
3,500,000	BBB+	Intesa Sanpaolo SpA, Senior Preferred Notes, 7.000% due 11/21/25(a)	3,516,492
		JPMorgan Chase & Co., Senior Unsecured Notes:
700,000	A	1.045% (SOFR + 0.800%) due 11/19/26(b)	694,901
1,000,000	A	3.960% (3-Month Term SOFR + 1.507%) due 1/29/27(b)	998,545
339,000	A	5.545% (SOFR + 1.180%) due 2/24/28(b)	342,454
600,000	A	5.284% (SOFR + 0.920%) due 4/22/28(b)	603,657
800,000	A	5.224% (SOFR + 0.860%) due 10/22/28(b)	807,415
		Lloyds Banking Group PLC, Senior Unsecured Notes:
300,000	BBB+	5.926% (SOFR + 1.560%) due 8/7/27(b)	302,800
1,275,000	BBB+	5.947% (SOFR + 1.580%) due 1/5/28(b)	1,289,421
1,200,000	BBB+	5.425% (SOFR + 1.060%) due 11/26/28(b)	1,208,097
2,700,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 5.446% (SOFR + 1.080%) due 5/13/31(b)	2,705,987
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	BBB+	5.267% (SOFR + 0.900%) due 3/25/27(b)	1,101,941
2,400,000	BBB+	5.395% (SOFR + 1.030%) due 7/2/27(b)	2,408,585
		NatWest Group PLC, Senior Unsecured Notes:
900,000	BBB+	7.472% (1-Year CMT Index + 2.850%) due 11/10/26(b)	904,837
1,510,000	BBB+	5.614% (SOFR + 1.250%) due 3/1/28(b)	1,521,656
		NatWest Markets PLC, Senior Unsecured Notes:
200,000	A	5.127% (SOFR + 0.760%) due 9/29/26(b)	200,643
300,000	A	5.127% (SOFR + 0.760%) due 9/29/26(a)(b)	300,964
750,000	A	5.265% (SOFR + 0.900%) due 5/17/27(a)(b)	754,550
		Royal Bank of Canada, Senior Unsecured Notes:
221,000	A	5.443% (SOFR + 1.080%) due 7/20/26(b)	222,551
293,000	A	5.155% (SOFR + 0.790%) due 7/23/27(b)	294,012
1,765,000	A	5.188% (SOFR + 0.820%) due 3/27/28(b)	1,771,290
1,700,000	A	5.223% (SOFR + 0.860%) due 10/18/28(b)	1,707,004
300,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 5.807% (SOFR + 2.328%) due 9/9/26(b)	300,059
3,000,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.833% (SOFR + 2.749%) due 11/21/26(b)	3,014,695
1,800,000	BBB	Societe Generale SA, Senior Non-Preferred Notes, 1.488% (1-Year CMT Index + 1.100%) due 12/14/26(a)(b)	1,783,704
3,900,000	BBB+	Standard Chartered PLC, Senior Unsecured Notes, 6.170% (1-Year CMT Index + 2.050%) due 1/9/27(b)	3,921,968
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
2,000,000	A-	5.662% (SOFR + 1.300%) due 7/13/26(b)	2,017,353
718,000	A-	2.632% due 7/14/26	708,499
1,025,000	A-	5.242% (SOFR + 0.880%) due 1/14/27(b)	1,031,907
181,000	A-	5.412% (SOFR + 1.050%) due 4/15/30(b)	181,627
		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
640,000	A	5.545% (SOFR + 1.120%) due 3/9/26(b)	642,811
350,000	A	5.509% (SOFR + 1.150%) due 9/14/26(b)	352,687
75,000	AA-	Svenska Handelsbanken AB, Senior Preferred Notes, 5.610% (SOFR + 1.250%) due 6/15/26(a)(b)	75,610
		Swedbank AB:
1,000,000	A-	Senior Non-Preferred Notes, 5.337% due 9/20/27	1,023,400
800,000	A+	Senior Preferred Notes, 5.740% (SOFR + 1.380%) due 6/15/26(b)	806,689

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 23.4% — (continued)
$3,000,000	A-	UBS Group AG, Senior Unsecured Notes, 1.305% (SOFR + 0.980%) due 2/2/27(a)(b)	$2,962,480
500,000	BBB	UniCredit SpA, Senior Non-Preferred Notes, 2.569% (1-Year CMT Index + 2.300%) due 9/22/26(a)(b)	499,420
		Wells Fargo & Co., Senior Unsecured Notes:
1,500,000	BBB+	5.145% (SOFR + 0.780%) due 1/24/28(b)	1,505,476
1,500,000	BBB+	5.434% (SOFR + 1.070%) due 4/22/28(b)	1,510,535

		Total Banks	95,976,572

Beverages — 0.6%
2,500,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 3.000% due 7/15/26	2,471,784

Biotechnology — 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	300,820
176,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 1.200% due 9/2/25	176,000

		Total Biotechnology	476,820

Computers — 1.0%
		Dell International LLC/EMC Corp., Senior Unsecured Notes:
2,371,000	BBB	6.020% due 6/15/26	2,391,994
1,592,000	BBB	4.900% due 10/1/26	1,598,904

		Total Computers	3,990,898

Diversified Financial Services — 3.1%
		Air Lease Corp., Senior Unsecured Notes:
627,000	BBB	2.875% due 1/15/26	622,833
539,000	BBB	1.875% due 8/15/26	526,653
3,800,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 4.250% due 6/15/26	3,789,737
1,000,000	A-	American Express Co., Senior Unsecured Notes, 5.016% (SOFR + 0.650%) due 11/4/26(b)	1,003,070
		Aviation Capital Group LLC, Senior Unsecured Notes:
200,000	BBB-	1.950% due 1/30/26(a)	197,955
2,420,000	BBB-	1.950% due 9/20/26(a)	2,358,390
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
441,000	BBB-	2.125% due 2/21/26(a)	435,793
200,000	BBB-	4.375% due 5/1/26(a)	199,694
1,100,000	BBB-	Senior Unsecured Notes, 5.500% due 1/15/26(a)	1,101,878
		Nomura Holdings Inc., Senior Unsecured Notes:
2,000,000	BBB+	5.709% due 1/9/26	2,008,435
300,000	BBB+	5.618% (SOFR + 1.250%) due 7/2/27(b)	302,848

		Total Diversified Financial Services	12,547,286

Electric — 4.3%
1,236,000	BBB-	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	1,245,029
2,000,000	BBB	CenterPoint Energy Inc., Senior Unsecured Notes, 1.450% due 6/1/26	1,957,029
304,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.650% due 9/1/26	299,505
1,869,000	BBB	Entergy Corp., Senior Unsecured Notes, 0.900% due 9/15/25	1,866,440
1,500,000	BBB	Eversource Energy, Senior Unsecured Notes, 1.400% due 8/15/26	1,459,189
816,000	BBB+	Exelon Corp., Senior Unsecured Notes, 3.400% due 4/15/26	811,298
2,695,000	BBB+	FirstEnergy Pennsylvania Electric Co., Senior Unsecured Notes, 5.150% due 3/30/26(a)	2,705,384
1,328,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.300% due 1/15/26(a)	1,326,231
		Pacific Gas & Electric Co., 1st Mortgage Notes:
1,300,000	BBB	3.150% due 1/1/26	1,292,264
1,200,000	BBB	2.950% due 3/1/26	1,188,417

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 4.3% — (continued)
		Southern California Edison Co.:
		1st Mortgage Notes:
$2,200,000	A-	1.200% due 2/1/26	$2,168,307
200,000	A-	4.400% due 9/6/26	200,167
600,000	A-	5.300% due 3/1/28	613,621
400,000	A-	1st Refinanced Mortgage Notes, 3.650% due 3/1/28	393,675

		Total Electric	17,526,556

Food — 0.7%
1,000,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 7.125% due 10/1/26	1,026,547
1,800,000	BBB-	The Campbell’s Co., Senior Unsecured Notes, 5.300% due 3/20/26	1,808,287

		Total Food	2,834,834

Gas — 0.2%
1,050,000	A	Southern California Gas Co., 1st Mortgage Notes, 2.600% due 6/15/26	1,036,133

Healthcare — Products — 0.5%
2,200,000	BBB	Baxter International Inc., Senior Unsecured Notes, 2.600% due 8/15/26	2,165,786

Healthcare — Services — 0.3%
500,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.375% due 9/1/26	501,902
800,000	A+	UnitedHealth Group Inc., Senior Unsecured Notes, 4.862% (SOFR + 0.500%) due 7/15/26(b)	800,890

		Total Healthcare — Services	1,302,792

Insurance — 3.5%
		Athene Global Funding:
		Secured Notes:
1,600,000	A+	5.684% due 2/23/26(a)	1,610,502
300,000	A+	4.950% due 1/7/27(a)	302,602
2,700,000	A+	5.577% (SOFR + 1.210%) due 3/25/27(a)(b)	2,720,147
400,000	A+	Senior Secured Notes, 1.450% due 1/8/26(a)	395,715
1,000,000	A	Brighthouse Financial Global Funding, Secured Notes, 5.550% due 4/9/27(a)	1,016,359
800,000	A-	CNA Financial Corp., Senior Unsecured Notes, 4.500% due 3/1/26	799,714
1,000,000	A+	Corebridge Global Funding, Secured Notes, 5.113% (SOFR + 0.750%) due 1/7/28(a)(b)	998,563
3,500,000	A-	F&G Global Funding, Secured Notes, 1.750% due 6/30/26(a)	3,419,839
300,000	A	Jackson National Life Global Funding, Secured Notes, 5.332% (SOFR + 0.970%) due 1/14/28(a)(b)	301,041
2,000,000	AA-	Pacific Life Global Funding II, Secured Notes, 4.846% (SOFR + 0.480%) due 2/4/27(a)(b)	2,002,953
200,000	AA-	Protective Life Global Funding, Secured Notes, 4.864% (SOFR + 0.500%) due 7/22/26(a)(b)	200,119
600,000	A+(d)	Sammons Financial Group Global Funding, Senior Secured Notes, 5.214% (SOFR + 0.850%) due 9/2/27(a)(b)	600,767

		Total Insurance	14,368,321

Internet — 0.7%
		Uber Technologies Inc., Company Guaranteed Notes:
400,000	BBB	7.500% due 9/15/27(a)	400,172
2,300,000	BBB	4.500% due 8/15/29(a)	2,302,455

		Total Internet	2,702,627

Leisure Time — 0.8%
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
1,000,000	BBB-	4.250% due 7/1/26(a)	998,824
1,000,000	BBB-	5.500% due 8/31/26(a)	1,004,613
600,000	BBB-	5.375% due 7/15/27(a)	605,312
200,000	BBB-	7.500% due 10/15/27	211,627
600,000	BBB-	5.500% due 4/1/28(a)	611,114

		Total Leisure Time	3,431,490

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Lodging — 0.1%
$300,000	BB+	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	$297,360

Media — 0.0%@
220,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.350% due 9/15/26(a)	217,572

Oil & Gas — 0.6%
300,000	BBB-	Harbour Energy PLC, Company Guaranteed Notes, 5.500% due 10/15/26(a)	296,641
2,000,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.700% due 9/15/26(a)	1,985,329

		Total Oil & Gas	2,281,970

Packaging & Containers — 1.0%
		Berry Global Inc., Senior Secured Notes:
3,000,000	BBB	1.570% due 1/15/26	2,964,825
1,119,000	BBB	4.875% due 7/15/26(a)	1,118,274

		Total Packaging & Containers	4,083,099

Pharmaceuticals — 1.0%
4,000,000	BBB	Bayer U.S. Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	3,993,999

Pipelines — 2.0%
500,000	BBB	Energy Transfer LP, Senior Unsecured Notes, 5.950% due 12/1/25	500,448
3,400,000	BBB	MPLX LP, Senior Unsecured Notes, 1.750% due 3/1/26	3,354,573
3,800,000	BBB	ONEOK Inc., Company Guaranteed Notes, 5.850% due 1/15/26	3,814,051
37,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.875% due 6/30/26	37,148
400,000	BBB+	Williams Cos Inc. (The), Senior Unsecured Notes, 5.400% due 3/2/26	401,894

		Total Pipelines	8,108,114

Retail — 0.1%
600,000	A-	7-Eleven Inc., Senior Unsecured Notes, 0.950% due 2/10/26(a)	590,522

Semiconductors — 1.2%
4,000,000	Baa2(e)	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	4,000,000
		SK Hynix Inc., Senior Unsecured Notes:
400,000	BBB	6.250% due 1/17/26	403,223
300,000	BBB	5.500% due 1/16/27(a)	304,944
200,000	BBB-	Skyworks Solutions Inc., Senior Unsecured Notes, 1.800% due 6/1/26	195,864

		Total Semiconductors	4,904,031

Software — 0.2%
700,000	BBB+	VMware LLC, Senior Unsecured Notes, 1.400% due 8/15/26	680,772

Telecommunications — 2.4%
4,000,000	A-	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	3,927,668
2,000,000	BBB-	Rogers Communications Inc., Company Guaranteed Notes, 3.625% due 12/15/25	1,994,263
4,100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 2.250% due 2/15/26	4,057,111

		Total Telecommunications	9,979,042

Trucking & Leasing — 0.6%
2,263,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.750% due 5/24/26(a)	2,281,000

		TOTAL CORPORATE BONDS & NOTES (Cost — $231,660,008)	232,435,389

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.6%

Asset-Backed Securities — 10.4%
2,000,000	NR	ARES LXV CLO Ltd., Series 2022-65A, Class A1R, 5.278% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(b)(f)(h)	2,001,500
2,100,000	AAA	ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 5.424% (3-Month Term SOFR + 1.130%) due 4/15/34(a)(b)	2,101,027

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset-Backed Securities — 10.4% — (continued)
$1,000,000	AAA	Atlas Senior Loan Fund XVIII Ltd., Series 2021-18A, Class A1R, 5.439% (3-Month Term SOFR + 1.110%) due 1/18/35(a)(b)	$999,405
		Bain Capital Credit CLO Ltd.:
1,000,000	Aaa(e)	Series 2021-2A, Class A1R, 5.548% (3-Month Term SOFR + 1.230%) due 7/16/34(a)(b)	1,001,827
2,500,000	Aaa(e)	Series 2022-2A, Class A1R, 5.482% (3-Month Term SOFR + 1.150%) due 4/22/35(a)(b)	2,501,035
130,632	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.742% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	130,395
313,248	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.508% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	313,441
400,000	AAA	CCG Receivables Trust, Series 2025-1, Class A2, 4.480% due 10/14/32(a)	401,891
1,776,874	Aaa(e)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	1,779,919
		DLLAA LLC:
80	Aaa(e)	Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	80
1,100,000	Aaa(e)	Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	1,103,309
588,591	Aaa(e)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	591,714
25,475	Aaa(e)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	25,484
179,047	Aaa(e)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 5.475% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	179,134
400,000	Aaa(e)	Dryden 95 CLO Ltd., Series 2021-95A, Class AR, 5.244% (3-Month Term SOFR + 1.040%) due 8/20/34(a)(b)	399,304
123,522	BB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.262% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	117,946
35,604	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.172% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	35,282
404,109	Aaa(e)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.669% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	404,631
1,300,000	NR	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, zero coupon (3-Month Term SOFR + 1.110%) due 4/20/35(a)(b)	1,300,975
1,267,784	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 5.562% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	1,269,414
1,300,000	Aaa(e)	Guggenheim CLO Ltd., Series 2022-2A, Class A1R, 5.468% (3-Month Term SOFR + 1.150%) due 1/15/35(a)(b)	1,301,725
149,694	Aaa(e)	KKR CLO 11 Ltd., Series 11, Class AR, 5.759% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	149,851
2,000,000	NR	KKR CLO 36 Ltd., Series 36A, Class AR, 5,321% (3-Month Term SOFR + 1.150%) due 10/15/34(a)(b)(f)	2,001,500
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 5.605% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,000,451
386,422	Aaa(e)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.617% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	386,810
2,000,000	AAA	M&T Equipment 2025-LEAF1 Notes, Series 2025-1A, Class A2, 4.700% due 12/16/27(a)	2,011,639
126,425	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.137% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	116,185
		MMAF Equipment Finance LLC:
80,646	Aaa(e)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	80,836
463,657	Aaa(e)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	465,236
331,766	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.337% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(g)	350,552
400,000	AAA	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 5.372% (3-Month Term SOFR + 1.050%) due 7/17/36(a)(b)	400,694
400,000	AAA	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class AR, 5.380% (3-Month Term SOFR + 1.060%) due 10/14/36(a)(b)	399,605
917	AA-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.097% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	915

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset-Backed Securities — 10.4% — (continued)
$1,000,000	AAA	Ocean Trails CLO XI, Series 2021-11A, Class AR, 5.355% (3-Month Term SOFR + 1.030%) due 7/20/34(a)(b)	$999,555
173,710	Aaa(e)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 5.475% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	173,794
26,495	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	26,693
2,000,000	NR	Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 5.293% (3-Month Term SOFR + 1.130%) due 7/20/34(a)(b)(f)	2,001,500
508,777	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 5.598% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	509,535
90,338	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	86,647
2,000,000	NR	Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 5.261% (3-Month Term SOFR + 1.130%) due 10/23/35(a)(b)(f)	2,001,500
800,000	Aaa(e)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 5.433% (3-Month Term SOFR + 1.150%) due 10/15/35(a)(b)	800,259
900,000	Aaa(e)	Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 5.419% (3-Month Term SOFR + 1.150%) due 10/23/35(a)(b)	901,024
676,777	AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.465% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	677,313
		Towd Point Mortgage Trust:
195,294	AAA(d)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	196,442
195,263	AAA(d)	Series 2025-CES2, Class A1, step bond to yield, 5.348% due 7/25/65(a)	196,668
1,000,000	AAA(d)	Series 2025-CES3, Class A1A, step bond to yield, 5.278% due 8/25/65(a)(h)	999,978
1,000,000	AAA	Tralee CLO V Ltd., Series 2018-5A, Class A1RR, 5.405% (3-Month Term SOFR + 1.080%) due 10/20/34(a)(b)	1,001,345
300,000	A-(d)	UPXL Issuer Trust, Series 2025-1, Class A, 5.160% due 1/25/47(a)(h)	300,887
599,949	Aaa(e)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.717% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	600,398
950,611	AAA(d)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 5.455% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	950,587
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 4.993% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,003,512
2,000,000	AAA	Wellfleet CLO Ltd., Series 2021-1A, Class A1R, 5.505% (3-Month Term SOFR + 1.180%) due 4/20/34(a)(b)	2,000,630

		Total Asset-Backed Securities	42,751,979

Mortgage Securities — 13.2%
208,883	Aaa(e)	ACREC LLC, Series 2023-FL2, Class A, 6.593% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	208,891
95,033	Aaa(e)	AG Trust, Series 2024-NLP, Class A, 6.379% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	95,507
289,304	Aaa(e)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.548% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	289,691
497,602	AAA(d)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	500,870
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.728% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,551,122
496,646	Aaa(e)	BXMT Ltd., Series 2020-FL3, Class A, 6.378% (1-Month Term SOFR + 2.014%) due 11/15/37(a)(b)	496,146
508,685	AAA(d)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 5.598% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	508,217
1,350,410	Aaa(e)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,254,344
		Credit Suisse Commercial Mortgage Capital Trust:
208,478	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	194,030

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 13.2% (continued)
$590,409	NR	Series 2021-RPL4, Class A1, 4.134% due 12/27/60(a)(b)	$589,041
146,831	AAA(d)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	140,419
1,786,881	Aaa(e)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.557% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,787,767
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
343,352	NR	Series 4344, Class FA, 4.878% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	336,120
400,329	NR	Series 4351, Class FA, 4.878% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	393,034
864,593	NR	Series 4906, Class WF, 4.828% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	853,967
791,473	NR	Series 5481, Class FJ, 5.498% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	795,642
83,353	NR	Series 5484, Class FA, 5.548% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	83,914
273,786	NR	Series 5491, Class FL, 5.548% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	275,732
918,073	NR	Series 5495, Class AF, 5.498% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	922,889
937,105	NR	Series 5496, Class AF, 5.448% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	940,346
274,672	NR	Series 5500, Class GF, 5.298% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	276,399
932,346	NR	Series 5508, Class QF, 5.298% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	937,531
341,418	NR	Series 5511, Class FG, 5.498% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	343,180
3,508,367	NR	Series 5513, Class MF, 5.288% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	3,528,540
2,338,049	NR	Series 5532, Class FA, 5.298% (30-Day Average SOFR + 0.950%) due 4/25/55(b)	2,352,130
1,741,361	NR	Series 5548, Class AF, 5.348% (30-Day Average SOFR + 1.000%) due 6/25/55(b)	1,755,584
888,130	NR	Series 5567, Class FB, 5.348% (30-Day Average SOFR + 1.000%) due 8/25/55(b)	895,385
		Federal National Mortgage Association (FNMA), REMICS:
662,440	NR	Series 2017-108, Class AF, 4.763% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	652,760
214,040	NR	Series 2019-9, Class FA, 4.828% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	212,438
804,512	NR	Series 2024-90, Class FB, 5.598% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	808,120
950,601	NR	Series 2024-101, Class FB, 5.448% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	953,912
457,461	NR	Series 2024-103, Class FC, 5.498% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	459,855
638,889	NR	Series 2024-103, Class FJ, 5.548% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	643,384
341,544	NR	Series 2025-4, Class FB, 5.548% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	343,840
261,615	NR	Series 2025-6, Class FA, 5.598% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	263,783
458,924	NR	Series 2025-16, Class FA, 5.498% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	461,360
466,756	NR	Series 2025-19, Class FC, 5.508% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	469,479
1,175,234	NR	Series 2025-40, Class FP, 5.348% (30-Day Average SOFR + 1.000%) due 10/25/54(b)	1,184,767
		GCAT Trust:
558,386	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	488,718
682,850	AAA(d)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	643,786
		Government National Mortgage Association (GNMA):
367,591	NR	Series 2016-H06, Class FD, 5.362% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	369,317
629,930	NR	Series 2017-H15, Class FE, 5.581% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	639,366
62,198	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	55,585
44,272	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	39,756
2,775,884	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,399,822
192,736	NR	Series 2023-H11, Class FC, 5.445% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	195,743
371,472	NR	Series 2023-H24, Class FA, 5.295% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	374,263
191,599	NR	Series 2023-H27, Class FD, 5.445% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	194,545
769,067	NR	Series 2024-H01, Class FB, 5.245% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	772,380
8,000,000	NR	Series 2025-135, Class FE, 5.460% (30-Day Average SOFR + 1.150%) due 8/20/55(b)(h)	7,997,500
966,858	AAA(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	911,188
		GS Mortgage-Backed Securities Trust:
657,785	Aaa(e)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	610,806
224,890	Aaa(e)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	208,891
499,169	Aaa(e)	Series 2024-PJ7, Class A25, 5.700% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	500,483

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 13.2% (continued)
$137,825	BBB-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.861% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	$137,332
		JPMorgan Mortgage Trust:
142,163	Aaa(e)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	128,643
282,276	Aaa(e)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	262,137
237,073	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 5.250% due 7/25/67(a)	237,308
158,575	Aaa(e)	M360 Ltd., Series 2021-CRE3, Class A, 5.954% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	158,474
160,258	Aaa(e)	MF1 Ltd., Series 2020-FL4, Class A, 6.178% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	160,296
		MFA Trust:
109,203	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	105,855
90,210	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	88,180
		Mill City Mortgage Loan Trust:
326,480	Aaa(e)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	317,121
232,855	AAA(d)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	223,226
1,600,000	Aaa(e)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.578% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)(i)	1,553,593
		New Residential Mortgage Loan Trust:
127,914	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	125,323
38,766	AAA(d)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	37,689
1,800,000	AAA(d)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.573% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,797,517
		OBX Trust:
259,877	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	262,116
474,304	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	481,153
544,056	Aaa(e)	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 5.300% (30-Day Average SOFR + 0.950%) due 5/25/55(a)(b)	545,414
596,708	AAA(d)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.397% due 11/25/63(a)(b)	600,434
		Towd Point Mortgage Trust:
212,409	AAA(d)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	208,981
108,895	Aaa(e)	Series 2019-HY2, Class A1, 5.437% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	111,342
128,521	Aaa(e)	Series 2019-HY3, Class A1A, 5.437% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	129,229
377,040	AAA(d)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	364,073
562,477	AAA(d)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	546,570
149,089	AAA(d)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	150,295
231,410	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.017% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	232,349

		Total Mortgage Securities	54,126,935

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $97,660,298)	96,878,914

ASSET-BACKED SECURITIES — 10.3%

Automobiles — 6.4%
1,000,000	AAA	American Heritage Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.480% due 8/15/28(a)	1,000,931
1,337,181	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	1,347,401
1,334,435	Aaa(e)	Bank of America Auto Trust, Series 2023-1A, Class A3, 5.530% due 2/15/28(a)	1,344,916
45,934	AAA	BMW Vehicle Lease Trust, Series 2023-2, Class A3, 5.990% due 9/25/26	46,047
		CarMax Auto Owner Trust:
187,789	AAA	Series 2024-1, Class A2B, 4.963% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	187,864
955,342	AAA	Series 2024-3, Class A2B, 4.813% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	955,678
		Carvana Auto Receivables Trust:
47,312	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	47,110

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 6.4% — (continued)
$2,769,000	AAA	Series 2023-P1, Class A4, 5.940% due 1/10/29(a)	$2,818,737
1,454,078	AAA	Series 2023-P2, Class A3, 5.420% due 4/10/28(a)	1,460,045
1,441,290	AAA	Series 2023-P4, Class A3, 6.160% due 10/10/28(a)	1,457,735
2,000,000	AAA	Series 2024-P1, Class A3, 5.050% due 4/10/29(a)	2,011,749
		Chase Auto Owner Trust:
118,102	Aaa(e)	Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	118,258
2,000,000	Aaa(e)	Series 2024-3A, Class A3, 5.220% due 7/25/29(a)	2,026,366
366,841	Aaa(e)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	371,516
73,542	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 4.943% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	73,560
1,000,000	Aaa(e)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,005,083
47,757	AAA	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 4.843% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	47,767
1,975,000	AAA	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520% due 3/15/29(a)	1,981,417
185,496	Aaa(e)	Oscar US Funding XV LLC, Series 2023-1A, Class A3, 5.810% due 12/10/27(a)	186,920
278,890	Aaa(e)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	279,156
		SBNA Auto Lease Trust:
111,469	Aaa(e)	Series 2024-B, Class A2, 5.670% due 11/20/26(a)	111,556
1,300,000	Aaa(e)	Series 2024-B, Class A3, 5.560% due 11/22/27(a)	1,309,851
599,060	AAA	SCCU Auto Receivables Trust, Series 2023-1A, Class A3, 5.700% due 10/16/28(a)	604,047
163,893	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	164,145
460,461	Aaa(e)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 4.865% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	460,609
		Toyota Auto Receivables Owner Trust:
467,977	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	467,171
4,000,000	AAA	Series 2025-B, Class A2A, 4.460% due 3/15/28	4,008,374
304,932	Aaa(e)	Toyota Lease Owner Trust, Series 2024-B, Class A2B, 4.785% (30-Day Average SOFR + 0.440%) due 2/22/27(a)(b)	305,153

		Total Automobiles	26,199,162

Credit Cards — 1.5%
1,100,000	Aaa(e)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,068,012
2,200,000	Aaa(e)	Master Credit Card Trust II, Series 2024-1A, Class A, 5.093% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,204,783
3,000,000	Aaa(e)	Trillium Credit Card Trust II, Series 2024-1A, Class A, 5.101% (SOFR + 0.750%) due 12/26/28(a)(b)	3,005,296

		Total Credit Cards	6,278,091

Student Loans — 2.4%
		ECMC Group Student Loan Trust:
414,210	Aa1(e)	Series 2017-2A, Class A, 5.513% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	415,906
300,797	Aa1(e)	Series 2018-1A, Class A, 5.213% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	297,023
452,659	Aa1(e)	Series 2019-1A, Class A1B, 5.463% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	452,678
1,294,727	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,168,967
		Navient Private Education Loan Trust:
323,641	AAA	Series 2015-BA, Class A3, 5.928% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	325,160
182,590	AAA	Series 2020-A, Class A2B, 5.378% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	182,194
		Navient Private Education Refinance Loan Trust:
112,717	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	105,744
168,109	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	155,862
		Nelnet Student Loan Trust:
450,004	AA+	Series 2017-3A, Class A, 5.313% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	450,616
10,987	AAA	Series 2018-3A, Class A2, 4.877% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	10,985
445,959	AA+	Series 2019-2A, Class A, 5.363% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	446,001
353,465	AA+	Series 2019-3A, Class A, 5.237% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	353,845
1,500,000	Aaa(e)	Series 2025-BA, Class A1B, zero coupon (30-Day Average SOFR + 1.350%) due 5/17/55(a)(b)	1,507,466

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Student Loans — 2.4% — (continued)
			SMB Private Education Loan Trust:
$161,350		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	$152,245
134,400		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	126,083
1,031,913		Aaa(e)	Series 2022-B, Class A1B, 5.793% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	1,042,375
404,589		Aaa(e)	Series 2023-C, Class A1B, 5.893% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	409,046
868,088		Aaa(e)	Series 2024-D, Class A1B, 5.443% (30-Day Average SOFR + 1.100%) due 7/15/53(a)(b)	869,225
970,834		Aaa(e)	Series 2025-A, Class A1B, 5.793% (30-Day Average SOFR + 1.450%) due 4/15/54(a)(b)	983,420
230,932		Aaa(e)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.155% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	230,144

			Total Student Loans	9,684,985

			TOTAL ASSET-BACKED SECURITIES (Cost — $42,211,767)	42,162,238

MORTGAGE-BACKED SECURITIES — 1.9%

FHLMC — 0.1%
680,615			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49	646,106

FNMA — 1.8%
7,200,000			Federal National Mortgage Association (FNMA), 5.500% due 10/1/55(j)	7,235,452

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $7,908,663)	7,881,558

U.S. GOVERNMENT OBLIGATION — 0.3%
948,994			U.S. Treasury Inflation Indexed Notes, 2.125% due 4/15/29 (Cost — $949,965)	985,892

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $380,390,701)	380,343,991

SHORT-TERM INVESTMENTS — 17.0%

COMMERCIAL PAPERS — 6.1%
			Air Lease Corp.:
300,000			4.778% due 9/3/25(a)(k)	299,920
1,500,000			4.793% due 9/11/25(a)(k)	1,498,008
300,000			4.794% due 9/12/25(a)(k)	299,562
4,000,000			Bacardi-Martini B.V., 4.816% due 10/16/25(a)(k)	3,976,100
4,000,000			Becton Dickinson & Co., 4.547% due 9/30/25(a)(k)	3,985,436
4,000,000			Canadian Natural Resources Ltd., 4.711% due 9/25/25(a)(k)	3,987,493
			HCA Inc.:
1,000,000			4.923% due 9/11/25(a)(k)	998,639
3,600,000			4.870% due 9/22/25(a)(k)	3,589,815
600,000			NextEra Energy Capital Holdings Inc., 4.615% due 9/26/25(a)(k)	598,092
			RTX Corp.:
800,000			4.564% due 9/9/25(a)(k)	799,191
4,200,000			4.564% due 9/22/25(a)(k)	4,188,853
600,000			Southern California Edison Co., 4.769% due 9/18/25(a)(k)	598,654

			TOTAL COMMERCIAL PAPERS (Cost — $24,819,763)	24,819,763

CORPORATE BOND — 0.6%
2,654,000			Pacific Gas & Electric Co., 5.522%(SOFR + 0.950%) due 9/4/25(b) (Cost — $2,654,578)	2,654,578

TIME DEPOSITS — 1.2%
21	NZD		BBH — New York, 1.700% due 9/1/25	12
244,222			Citibank — New York, 3.680% due 9/2/25	244,222
4,669,340			JPMorgan Chase & Co. — New York, 3.680% due 9/2/25	4,669,340

			TOTAL TIME DEPOSITS (Cost — $4,913,574)	4,913,574

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 9.1%
		U.S. Treasury Bills:
$24,100,000		4.253% due 9/30/25(k)	$24,020,605
8,500,000		4.250% due 10/21/25(k)	8,450,151
3,000,000		4.107% due 12/4/25(k)	2,969,174
2,000,000		4.164% due 12/9/25(k)	1,977,409

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $37,417,339)	37,417,339

		TOTAL SHORT-TERM INVESTMENTS (Cost — $69,805,254)	69,805,254

		TOTAL INVESTMENTS — 109.8% (Cost — $450,195,955)	450,149,245

		Liabilities in Excess of Other Assets — (9.8)%	(40,292,809)

		TOTAL NET ASSETS — 100.0%	$409,856,436

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2025, amounts to $214,833,006 and represents 52.4% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2025.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2025, amounts to $497,185 and represents 0.1% of net assets.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	When-issued security.
(g)	Affiliated security (See Note 2). As of August 31, 2025, total cost and total value of affiliated security amounted to $331,439 and $350,552, respectively.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Illiquid security.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rate shown represents yield-to-maturity.

At August 31, 2025, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$448,931,380	$3,226,270	$(1,948,629)	$1,277,641

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions, Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	51.6%
Collateralized Mortgage Obligations	21.5
Asset-Backed Securities	9.4
Mortgage-Backed Securities	1.8
U.S. Government Obligation	0.2
Short-Term Investments	15.5

Total Investments	100.0%

^	As a percentage of total investments.

At August 31, 2025, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	108	6/27	$26,130,902	$26,204,850	$73,948
U.S. Treasury 5-Year Note Futures	572	12/25	62,307,882	62,616,125	308,243

					382,191

Contracts to Sell:
U.S. Treasury 2-Year Note Futures	805	12/25	167,575,967	167,873,945	(297,978)
U.S. Treasury 10-Year Note Futures	56	12/25	6,265,010	6,300,000	(34,990)
U.S. Treasury Ultra Long Bond Futures	56	12/25	6,545,005	6,527,500	17,505
U.S. Ultra Long Bond Futures	10	12/25	1,137,109	1,144,062	(6,953)

					(322,416)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$59,775

At August 31, 2025, Ultra-Short Term Fixed Income Fund had deposited cash of $1,110,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
NZD	— New Zealand Dollar

See pages 270-271 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 99.0%

United States — 99.0%
589,836	AB Select U.S. Long/Short Portfolio, Class I	$9,413,777
1,552,589	Abbey Capital Futures Strategy Fund, Class I	16,348,758
704,896	American Beacon AHL TargetRisk Fund, Class Y	7,514,189
1,416,447	BlackRock Event Driven Equity Fund, Institutional Class	14,731,049
642,612	BlackRock Global Equity Market Neutral Fund, Institutional Class	9,137,937
1,723,622	BlackRock Systematic Multi-Strategy Fund, Institutional Class	17,977,382
818,953	BNY Mellon Global Real Return Fund, Class Y	13,250,657
703,024	Calamos Market Neutral Income Fund, Class I	10,953,115
70,686	Cohen & Steers Global Realty Shares Inc., Class I	3,917,408
1,681,359	John Hancock Diversified Macro Fund, Class I	14,291,554
220,594	JPMorgan Hedged Equity Fund, Class I	7,533,278
643,209	Neuberger Berman Long Short Fund, Institutional Class	12,819,155
269,488	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,783,613
1,307,872	PIMCO Credit Opportunities Bond Fund, Institutional Class	12,921,775
1,968,639	PIMCO Mortgage Opportunities and Bond Fund, Class I2	18,524,897
1,062,823	Touchstone Flexible Income Fund, Institutional Class	11,032,106

	TOTAL INVESTMENTS — 99.0% (Cost — $177,730,294)	184,150,650

	Other Assets in Excess of Liabilities — 1.0%	1,880,595

	TOTAL NET ASSETS — 100.0%	$186,031,245

At August 31, 2025, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$178,022,964	$9,169,520	$(3,041,833)	$6,127,687

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

August 31, 2025

	Morgan Stanley Pathway Large Cap Equity ETF*	Morgan Stanley Pathway Small-Mid Cap Equity ETF*	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$3,283,564,591	$673,984,338	$1,185,844,500
Affiliated investments, at value[2]	6,187,286	—	—
Foreign currency, at value[4]	38	30	124,678
Cash	154,025	54,818	126,481
Receivable for securities sold	—	123,162	422,930
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	3,114,814	471,937	10,079,428
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	—	—	388,973
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	1,121,984	575,996	133,182
Foreign capital gains tax receivable	—	—	—
Prepaid trustees expenses	54,282	10,420	30,195
Prepaid expenses	9,343	2,103	20,027

Total Assets	3,294,206,363	675,222,804	1,197,170,394

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	—	479,999	—
Payable for Fund shares repurchased	—	—	530,485
Payable for securities purchased	—	298,162	1,270,484
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Interest payable for forward sale commitments	—	—	—
Investment management fee payable	855,171	269,786	473,369
Transfer agent fees payable	6,060	2,888	25,143
Interest expense payable	—	—	—
Custody fee payable	162,098	33,675	204,611
Variation margin on open futures contracts (Note 1)	117,605	45,910	9,255
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Audit fees payable	78,035	93,803	—
Shareholder report fees payable	97,044	—	—
Legal fees payable	101,098	—	—
Accrued expenses	3,542	68,079	255,409

Total Liabilities	1,420,653	1,292,302	2,768,756

Total Net Assets	$3,292,785,710	$673,930,502	$1,194,401,638

NET ASSETS:
Paid-in-capital (Note 5)	$1,747,489,606	$514,241,220	$790,283,213
Total distributable earnings (losses)	1,545,296,104	159,689,282	404,118,425

Total Net Assets	$3,292,785,710	$673,930,502	$1,194,401,638

Shares Outstanding	62,082,167	13,498,475	75,749,762

Net Asset Value	$53.04	$49.93	$15.77

[1] Unaffiliated investments, at cost	$1,778,987,342	$516,493,592	$807,413,792

[2] Affiliated investments, at cost	$1,958,582	$—	$—

[3] Includes securities on loan	$—	$445,213	$—

[4] Foreign currency, at cost	$875	$628	$72,495

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreements	$—	$—	$—

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations reflects that of each of the Predecessor Funds. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$659,342,006	$1,688,333,161	$140,268,616	$221,957,993	$76,382,455	$197,392,439	$449,798,693	$184,150,650
—	—	—	—	—	—	350,552	—
935,047	235	—	275,731	—	126,665	—	—
—	201,525	—	1,031	—	1,430,215	—	2,357,777
58,755	2,808,157	—	22,138,192	—	839,549	29,826	—
—	—	—	71,213,579	—	9,535,125	7,201,125	—
747,280	12,632,977	2,412,019	1,389,254	917,094	460,187	2,542,781	—
—	—	—	—	—	—	344	—
235,681	853,146	68,338	113,236	10,719	23,140	240,269	125,046
—	20,298	—	673,956	—	151,024	—	—
—	2,537,323	—	23,879	—	51,291	258,126	—
—	225,195	—	358,200	—	143,718	—	—
—	—	—	375,058	—	—	—	—
—	—	—	268,687	—	—	—	—
37,994	1,760,000	—	3,236,000	—	1,019,000	1,110,000	—
52,964	—	—	—	—	—	—	—
13,589	50,008	2,980	2,846	7,456	3,086	9,051	4,155
22,381	41,907	13,356	12,995	22,339	—	25,110	13,717

661,445,697	1,709,463,932	142,765,309	322,040,637	77,340,063	211,175,439	461,565,877	186,651,345

—	—	—	13,573,304	—	32,593,251	—	—
—	—	—	—	—	—	—	—
317,509	6,142,679	702,824	69,491	222,280	556,331	1,347,138	402,567
1,227,854	5,849,112	—	21,860,449	—	1,190,407	35,589,780	—
—	39,503,095	—	74,549,854	—	18,970,516	14,354,156	—
—	—	—	—	—	18,641,761	—	—
—	208	—	—	—	—	—	—
296,542	452,106	59,879	68,345	26,004	52,550	120,382	31,494
9,543	28,595	2,352	3,248	1,852	2,914	3,738	2,533
—	—	—	32,698	—	25,356	—	—
174,448	270,819	45,057	140,466	30,997	78,072	58,957	42,394
5,625	—	—	—	—	—	—	—
—	—	—	28,680,484	—	—	—	—
—	—	—	40,598	—	103,813	—	—
—	—	—	728,287	—	—	—	—
—	—	—	52,739	—	—	—	—
—	641,371	—	1,459,497	—	168,969	—	—
—	—	—	270,000	—	—	—	—
3,367,506	—	—	—	—	—	—	—
—	—	160,297	—	122,431	—	—	90,737
—	—	64,269	—	—	—	—	—
—	—	—	—	—	—	—	—
225,800	291,656	8,805	162,212	30,944	304,355	235,290	50,375

5,624,827	53,179,641	1,043,483	141,691,672	434,508	72,688,295	51,709,441	620,100

$655,820,870	$1,656,284,291	$141,721,826	$180,348,965	$76,905,555	$138,487,144	$409,856,436	$186,031,245

$547,289,478	$1,917,506,723	$163,517,242	$201,564,827	$85,670,455	$152,069,960	$422,565,250	$178,862,466
108,531,392	(261,222,432)	(21,795,416)	(21,215,862)	(8,764,900)	(13,582,816)	(12,708,814)	7,168,779

$655,820,870	$1,656,284,291	$141,721,826	$180,348,965	$76,905,555	$138,487,144	$409,856,436	$186,031,245

41,280,997	243,243,609	43,196,249	26,259,003	9,282,080	16,449,608	41,926,689	17,124,333

$15.89	$6.81	$3.28	$6.87	$8.29	$8.42	$9.78	$10.86

$481,693,667	$1,702,029,541	$138,150,425	$232,280,915	$77,713,627	$202,854,689	$449,864,516	$177,730,294

$—	$—	$—	$—	$—	$—	$331,439	$—

$—	$—	$—	$—	$—	$—	$—	$—

$934,910	$—	$—	$272,895	$—	$125,100	$—	$—

$—	$—	$—	$28,495,397	$—	$—	$—	$—

$—	$—	$—	$65,180	$—	$192,390	$—	$—

$—	$—	$—	$13,553,503	$—	$32,593,251	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Year Ended August 31, 2025

	Morgan Stanley Pathway Large Cap Equity ETF*	Morgan Stanley Pathway Small-Mid Cap Equity ETF*	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$36,160,099	$7,377,247	$33,441,411
Dividends from affiliated investments	148,557	—	—
Interest from unaffiliated investments	1,957,957	606,688	920,184
Interest from affiliated investments	—	—	—
Income from securities lending	12,474	68,639	76,836
Less: Foreign taxes withheld (see Note 1r)	(46,462)	(17,329)	(3,113,169)
Miscellaneous income	318,583	37,410	93,038

Total Investment Income	38,551,208	8,072,655	31,418,300

EXPENSES:

Investment management fee (Note 2)	16,050,187	4,330,480	8,327,474
Transfer agent fees	114,496	35,919	215,047
Custody fees	663,536	163,150	746,860
Trustees’ fees	378,078	72,474	171,979
Shareholder reports	261,842	169,770	155,628
Insurance	97,078	18,411	14,491
Audit and tax	84,952	100,720	64,808
Legal fees	211,844	39,707	94,561
Registration fees	45,196	29,469	45,153
Other expense	315,173	174,219	1,878
Interest expense	—	—	—

Total Expenses	18,222,382	5,134,319	9,837,879
Less: Fee waivers and/or expense reimbursement (Note 2)	(7,161,082)	(1,571,209)	(2,700,563)

Net Expenses	11,061,300	3,563,110	7,137,316

Net Investment Income	$27,489,908	$4,509,545	$24,280,984

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND TRANSACTIONS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$32,563,438	$9,554,890	$46,097,501
Affiliated investments	—	—	—
Unaffiliated in-kind transactions	5,908,433	4,207,848	—
Futures contracts	2,471,538	(151,056)	168,304
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency transactions	(117)	(286)	142,899
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	40,943,292	13,611,396	46,408,704

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	353,570,901	36,783,117	45,996,326
Affiliated investments	1,865,103	—	—
Futures contracts	97,190	339,765	3,348
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(316)	(140)	365,553

Change in Net Unrealized Appreciation (Depreciation):	355,532,878	37,122,742	46,365,227

Net Gain (Loss) on Investments, In-Kind Transactions, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Capital Gain Distributions Received	396,476,170	50,734,138	92,773,931

Total Increase (Decrease) in Net Assets from Operations	$423,966,078	$55,243,683	$117,054,915

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations reflects that of each of the Predecessor Funds. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

(a)	Includes net increase in accrued foreign capital gains taxes of $685,183 for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$15,514,644	$185,351	$1,665	$—	$—	$—	$—	$6,855,147
—	—	—	—	—	—	—	—
563,262	89,747,301	10,221,195	8,274,809	3,312,209	8,812,348	16,791,106	—
—	—	—	—	—	—	15,866	—
22,962	6,140	—	—	—	—	—	—
(1,903,354)	(23,006)	—	(4)	—	—	—	(73,836)
1,998	154,997	—	55,487	—	18,732	—	—

14,199,512	90,070,783	10,222,860	8,330,292	3,312,209	8,831,080	16,806,972	6,781,311

5,112,987	7,134,378	959,917	898,837	340,447	713,529	1,622,831	2,135,180
99,750	315,992	24,551	31,925	15,609	17,895	56,352	30,266
690,421	1,458,872	196,534	544,763	126,888	256,977	188,390	146,776
59,867	322,602	24,175	24,653	10,633	22,463	38,628	21,731
149,691	274,931	106,395	87,682	9,143	52,148	75,624	33,612
19,168	71,074	1,672	6,897	1,822	—	3,497	1,235
52,621	75,325	60,089	131,111	53,957	33,794	25,672	49,168
29,580	109,921	6,795	13,552	6,674	10,084	5,486	10,971
35,344	41,011	23,927	27,378	14,675	20,030	61,122	20,078
31,347	128,352	4,737	32,775	18,757	25,698	3,626	11,192
—	—	—	411,054	—	2,157,694	125,126	—

6,280,776	9,932,458	1,408,792	2,210,627	598,605	3,310,312	2,206,354	2,460,209
(2,042,466)	(1,574,833)	(277,773)	(95,438)	—	(74,345)	(492,424)	(1,779,317)

4,238,310	8,357,625	1,131,019	2,115,189	598,605	3,235,967	1,713,930	680,892

$9,961,202	$81,713,158	$9,091,841	$6,215,103	$2,713,604	$5,595,113	$15,093,042	$6,100,419

$(8,727,740)	$(44,345,660)	$(2,899,451)	$(1,741,413)	$(1,249,497)	$(2,784,834)	$647,943	$(2,621,059)
—	—	—	—	—	—	42	—
—	—	—	—	—	—	—	—
146,077	(11,705,254)	—	1,897,581	—	496,285	1,077,455	—
—	3,544,613	—	299,114	—	(13,834)	—	—
—	2,455	—	475,723	—	—	—	—
—	—	—	—	—	36,986	158	—
—	(133,837)	—	(1,009,083)	—	119,790	—	—
—	(2,536,964)	—	(3,003,554)	—	(351,010)	—	—
(109,549)	(403,037)	49	294,321	(435)	(95,282)	(3,163)	—
—	—	—	—	—	—	—	481,933

(8,691,212)	(55,577,684)	(2,899,402)	(2,787,311)	(1,249,932)	(2,591,899)	1,722,435	(2,139,126)

84,459,947 (a)	16,737,735	4,300,561	2,101,501	(2,635,680)	3,401,226	737,536	1,808,770
—	—	—	—	—	—	10,655	—
(2,554)	1,783,990	—	(377,422)	—	65,787	6,861	—
—	126,617	—	13,797	—	77,503	—	—
—	—	—	(84,171)	—	—	—	—
—	1,842,044	—	115,190	—	473,856	—	—
—	290,907	—	1,472,065	—	180,451	—	—
9,508	29,592	—	(223,530)	—	62,420	—	—

84,466,901	20,810,885	4,300,561	3,017,430	(2,635,680)	4,261,243	755,052	1,808,770

75,775,689	(34,766,799)	1,401,159	230,119	(3,885,612)	1,669,344	2,477,487	(330,356)

$85,736,891	$46,946,359	$10,493,000	$6,445,222	$(1,172,008)	$7,264,457	$17,570,529	$5,770,063

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended August 31, 2025 and August 31, 2024

	Morgan Stanley Pathway Large Cap Equity ETF*		Morgan Stanley Pathway Small-Mid Cap Equity ETF*
	2025	2024	2025	2024
OPERATIONS:

Net investment income (loss)	$27,489,908	$23,449,049	$4,509,545	$4,082,190
Net realized gain (loss)	40,943,292	89,558,588	13,611,396	56,758,057
Change in unrealized appreciation (depreciation)	355,532,878	384,636,481	37,122,742	5,188,528

Increase (Decrease) in Net Assets from Operations	423,966,078	497,644,118	55,243,683	66,028,775

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(106,305,264)	(115,892,456)	(56,973,556)	(4,637,293)
Tax return of capital	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	(106,305,264)	(115,892,456)	(56,973,556)	(4,637,293)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	251,201,108	790,882,481	132,179,898	121,570,781
Net proceeds from sale of shares in-kind	282,582,620	—	99,238,145	—
Reinvestment of distributions	106,305,161	115,892,324	56,973,373	4,637,278
Cost of shares repurchased	(270,722,391)	(456,318,745)	(65,944,111)	(199,213,563)
Cost of shares repurchased in-kind	(41,479,235)	—	(25,330,845)	—

Increase (Decrease) in Net Assets from Fund Share Transactions	327,887,263	450,456,060	197,116,460	(73,005,504)

Increase (Decrease) in Net Assets	645,548,077	832,207,722	195,386,587	(11,614,022)
NET ASSETS:

Beginning of year	2,647,237,633	1,815,029,911	478,543,915	490,157,937

End of year	$3,292,785,710	$2,647,237,633	$673,930,502	$478,543,915

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations reflects that of each of the Predecessor Funds. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2025	2024	2025	2024	2025	2024	2025	2024

$24,280,984	$26,214,737	$9,961,202	$9,211,507	$81,713,158	$73,211,618	$9,091,841	$8,874,912
46,408,704	53,443,203	(8,691,212)	(29,794,197)	(55,577,684)	(36,666,342)	(2,899,402)	(2,265,111)
46,365,227	135,793,022	84,466,901	76,609,865	20,810,885	86,111,580	4,300,561	6,903,216

117,054,915	215,450,962	85,736,891	56,027,175	46,946,359	122,656,856	10,493,000	13,513,017

(68,490,693)	(25,231,455)	(10,763,392)	(10,119,149)	(78,791,626)	(79,434,988)	(9,121,687)	(9,093,545)
—	—	—	—	—	(937,998)	—	—

(68,490,693)	(25,231,455)	(10,763,392)	(10,119,149)	(78,791,626)	(80,372,986)	(9,121,687)	(9,093,545)

275,883,914	268,806,806	190,340,954	136,409,466	412,256,698	480,458,500	32,179,260	32,807,799
—	—	—	—	—	—	—	—
68,490,205	25,231,297	10,763,328	10,119,077	78,791,125	80,372,272	9,121,666	9,093,522
(508,569,027)	(349,822,542)	(119,108,366)	(184,173,133)	(668,139,804)	(534,138,513)	(34,165,443)	(40,976,379)
—	—	—	—	—	—	—	—

(164,194,908)	(55,784,439)	81,995,916	(37,644,590)	(177,091,981)	26,692,259	7,135,483	924,942

(115,630,686)	134,435,068	156,969,415	8,263,436	(208,937,248)	68,976,129	8,506,796	5,344,414

1,310,032,324	1,175,597,256	498,851,455	490,588,019	1,865,221,539	1,796,245,410	133,215,030	127,870,616

$1,194,401,638	$1,310,032,324	$655,820,870	$498,851,455	$1,656,284,291	$1,865,221,539	$141,721,826	$133,215,030

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended August 31, 2025 and August 31, 2024

	International Fixed Income Fund		Municipal Bond Fund
	2025	2024	2025	2024
OPERATIONS:

Net investment income (loss)	$6,215,103	$5,295,002	$2,713,604	$2,867,631
Net realized gain (loss)	(2,787,311)	918,543	(1,249,932)	(1,929,002)
Change in unrealized appreciation (depreciation)	3,017,430	5,934,035	(2,635,680)	4,601,596

Increase (Decrease) in Net Assets from Operations	6,445,222	12,147,580	(1,172,008)	5,540,225

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(4,195,976)	(1,577,786)	(2,704,016)	(3,290,933)
Tax return of capital	—	—	—	(39,392)

Decrease in Net Assets from Distributions to Shareholders	(4,195,976)	(1,577,786)	(2,704,016)	(3,330,325)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	45,882,165	51,217,949	24,958,565	18,669,224
Net proceeds from sale of shares in-kind	—	—	—	—
Reinvestment of distributions	4,195,905	1,577,762	2,704,016	3,330,325
Cost of shares repurchased	(51,293,519)	(66,150,989)	(37,212,491)	(32,435,221)
Cost of shares repurchased in-kind	—	—	—	—

Increase (Decrease) in Net Assets from Fund Share Transactions	(1,215,449)	(13,355,278)	(9,549,910)	(10,435,672)

Increase (Decrease) in Net Assets	1,033,797	(2,785,484)	(13,425,934)	(8,225,772)
NET ASSETS:

Beginning of year	179,315,168	182,100,652	90,331,489	98,557,261

End of year	$180,348,965	$179,315,168	$76,905,555	$90,331,489

See Notes to Financial Statements.

Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2025	2024	2025	2024	2025	2024

$5,595,113	$5,013,410	$15,093,042	$15,757,242	$6,100,419	$5,218,549
(2,591,899)	(2,659,833)	1,722,435	(5,892,396)	(2,139,126)	751,140
4,261,243	6,081,301	755,052	9,151,415	1,808,770	7,735,938

7,264,457	8,434,878	17,570,529	19,016,261	5,770,063	13,705,627

(4,939,562)	(5,674,302)	(15,193,979)	(10,854,653)	(4,281,510)	(5,012,008)
—	—	—	(4,497,656)	—	—

(4,939,562)	(5,674,302)	(15,193,979)	(15,352,309)	(4,281,510)	(5,012,008)

22,603,685	43,599,256	280,580,343	98,367,828	61,957,457	49,781,837
—	—	—	—	—	—
4,939,529	5,674,221	15,193,557	15,351,691	4,281,510	5,012,008
(38,685,060)	(31,820,671)	(203,675,270)	(110,754,142)	(44,795,660)	(57,340,034)
—	—	—	—	—	—

(11,141,846)	17,452,806	92,098,630	2,965,377	21,443,307	(2,546,189)

(8,816,951)	20,213,382	94,475,180	6,629,329	22,931,860	6,147,430

147,304,095	127,090,713	315,381,256	308,751,927	163,099,385	156,951,955

$138,487,144	$147,304,095	$409,856,436	$315,381,256	$186,031,245	$163,099,385

See Notes to Financial Statements.

Statements of Cash Flows

For the Year Ended August 31, 2025

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	$6,445,222	$7,264,457
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/(used in) operating activities:
Purchases of long-term investments	(602,042,553)	(229,117,581)
Proceeds from the sale, paydown and maturity of long-term investments	569,944,172	249,226,510
Proceeds from/(payments on) short-term investments, net	3,456,654	(438,228)
Decrease to the principal amount of inflation-indexed bonds	(203,606)	(3,875,841)
Proceeds from forward sale commitments	394,752,430	—
Payments on forward sale commitments	(398,975,388)	—
Change in net unrealized depreciation from forward sale commitments	84,171	—
Change in net unrealized appreciation from unaffiliated investments	(2,101,501)	(3,401,226)
Change in net unrealized appreciation from options contracts written	(13,797)	(77,503)
Change in net unrealized appreciation on open OTC swap contracts	(1,488,274)	—
Change in net unrealized appreciation on open forward foreign currency contracts	(1,472,065)	(180,451)
Increase in variation margin on open centrally cleared swap contracts	(235,210)	(26,211)
Net amortization (accretion) of premiums (discounts) of investments	(805,914)	(1,379,513)
Net realized gain from unaffiliated investments	1,741,413	2,784,834
Increase/(Decrease) in premium received on options contracts written	(71,905)	51,519
Decrease in variation margin on open futures contracts	41,680	51,397
(Increase)/Decrease in receivable for securities sold	(644,935)	30,031,228
(Increase)/Decrease in receivable for TBA securities sold	(17,377,224)	1,507,211
(Increase) in dividends and interest receivable from unaffiliated investments	(349,869)	(41,000)
Decrease in deposits for collateral with counterparty	780,000	250,000
Decrease in net upfront payments received/paid on OTC open swap contracts	1,307,953	—
Increase/(Decrease) in prepaid trustee expenses	(697)	2,189
Decrease in prepaid expenses	3,079	—
Increase in payable for securities purchased	2,265,902	1,137,542
Increase/(Decrease) in payable for TBA securities purchased	38,230,967	(10,890,797)
Increase/(Decrease) in deposits for collateral from counterparty	270,000	(320,000)
Increase/(Decrease) in investment management fee payable	418	(3,700)
Increase/(Decrease) in interest expense payable	32,698	(54,479)
Increase in custody fee payable	68,369	49,537
Increase/(Decrease) in transfer agent fees payable	855	(6,830)
Increase/(Decrease) in accrued expenses	8,531	(82,277)

Net cash provided by/(used in) operating activities	(6,348,424)	42,460,787

Cash Flows Provided by/(Used in) Financing Activities:
Proceeds from sale-buyback transactions	—	364,608,899
Payments on sale-buyback transactions	(572,413)	(345,967,138)
Net proceeds from/payments on reverse repurchase agreements	12,358,304	(45,681,012)
Proceeds from sale of shares	45,893,406	22,604,683
Cost of shares repurchased	(51,312,498)	(38,295,399)
Distributions to shareholders, net of reinvestments	(71)	(33)

Net cash and foreign currency provided by/(used in) financing activities	6,366,728	(42,730,000)

Net increase/(decrease) in cash and foreign currency(a)	18,304	(269,213)

Cash and foreign currency:
Cash and foreign currency at the beginning of the year	258,458	1,826,093

Cash and foreign currency at end of the year	276,762	1,556,880

Non-Cash Financing Activities:
Reinvestment of distributions	(4,195,905)	(4,939,529)
Cash paid for interest and fees on borrowings	378,356	2,212,173

(a)	Includes net change in unrealized depreciation on foreign currency of $(13,696) and $(3,233) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Large Cap Equity ETF
	2025(1)		2024(1)	2023(1)	2022(1)	2021(1)
Net Asset Value, Beginning of Year	$48.03		$40.96	$39.05	$51.52	$40.39

Income (Loss) from Operations:
Net investment income(2)	0.47		0.46	0.42	0.36	0.41
Net realized and unrealized gain (loss)	6.46		9.06	4.83	(7.39)	12.12

Total Income (Loss) from Operations	6.93		9.52	5.25	(7.03)	12.53

Less Distributions from:
Net investment income	(0.41)		(0.40)	(0.34)	(0.38)	(0.33)
Net realized gain	(1.51)		(2.05)	(3.00)	(5.06)	(1.07)

Total Distributions	(1.92)		(2.45)	(3.34)	(5.44)	(1.40)

Net Asset Value, End of Year	$53.04		$48.03	$40.96	$39.05	$51.52

Total Return†(3)(4)	14.69%		24.57%	14.71%	(15.44)%	31.79%
Net Assets, End of Year (millions)	$3,293		$2,647	$1,815	$1,685	$2,175
Ratios to Average Net Assets:
Gross expenses	0.64%		0.69%	0.70%	0.69%	0.68%
Net expenses(5)	0.39		0.41	0.47	0.48	0.47
Net investment income	0.96		1.07	1.12	0.82	0.91
Portfolio Turnover Rate	13	%(6)	25%	34%	20%	15%

(1)

The Morgan Stanley Pathway Large Cap Equity ETF (the “Fund”) acquired all the assets and liabilities of the Large Cap Equity Fund (the “Predecessor Fund”) in a reorganization that occurred on December 9, 2024 (the “Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization reflects that of the Predecessor Fund and has been retroactively adjusted to reflect the Reorganization. See Note 1 of the Notes to Financial Statements for additional information on the Fund’s Reorganization.

(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)

The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information reflects that of the Predecessor Fund.

(5)	Reflects fee waivers and/or expense reimbursements.
(6)	In-kind transactions are not included in portfolio turnover calculations.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Small-Mid Cap Equity ETF
	2025(1)		2024(1)	2023(1)	2022(1)	2021(1)
Net Asset Value, Beginning of Year	$51.10		$ 44.79	$46.75	$68.74	$50.84

Income (Loss) from Operations:
Net investment income(2)	0.37		0.40	0.44	0.34	0.38
Net realized and unrealized gain (loss)	3.61		6.35	2.25	(9.18)	20.03

Total Income (Loss) from Operations	3.98		6.75	2.69	(8.84)	20.41

Less Distributions from:
Net investment income	(0.35)		(0.44)	(0.30)	(0.22)	(0.39)
Net realized gain	(4.80)		—	(4.35)	(12.93)	(2.12)

Total Distributions	(5.15)		(0.44)	(4.65)	(13.15)	(2.51)

Net Asset Value, End of Year	$49.93		$ 51.10	$44.79	$46.75	$68.74

Total Return†(3)(4)	7.67%		15.19%	6.47%	(15.89)%	41.14%
Net Assets, End of Year (millions)	$674		$ 479	$490	$542	$677
Ratios to Average Net Assets:
Gross expenses	0.90%		0.95%	0.94%	0.93%	0.92%
Net expenses(5)	0.62		0.60	0.60	0.59	0.58
Net investment income	0.79		0.86	0.99	0.63	0.61
Portfolio Turnover Rate	45	%(6)	56%	23%	41%	29%

(1)

The Morgan Stanley Pathway Small-Mid Cap Equity ETF (the “Fund”) acquired all the assets and liabilities of the Small-Mid Cap Equity Fund (the “Predecessor Fund”) in a reorganization that occurred on December 9, 2024 (the “Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization reflects that of the Predecessor Fund and has been retroactively adjusted to reflect the Reorganization. See Note 1 of the Notes to Financial Statements for additional information on the Fund’s Reorganization.

(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)

The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information reflects that of the Predecessor Fund.

(5)	Reflects fee waivers and/or expense reimbursements.
(6)	In-kind transactions are not included in portfolio turnover calculations.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.04	$12.98	$11.19	$15.54	$12.27

Income (Loss) from Operations:
Net investment income(1)	0.29	0.29	0.25	0.27	0.21
Net realized and unrealized gain (loss)	1.30	2.05	2.11	(3.34)	3.30

Total Income (Loss) from Operations	1.59	2.34	2.36	(3.07)	3.51

Less Distributions from:
Net investment income	(0.36)	(0.28)	(0.21)	(0.33)	(0.24)
Net realized gain	(0.50)	—	(0.36)	(0.95)	—

Total Distributions	(0.86)	(0.28)	(0.57)	(1.28)	(0.24)

Net Asset Value, End of Year	$15.77	$15.04	$12.98	$11.19	$15.54

Total Return†(2)	11.53%	18.36%	21.72%	(21.37)%	28.93%
Net Assets, End of Year (millions)	$1,194	$1,310	$1,176	$1,148	$1,458
Ratios to Average Net Assets:
Gross expenses	0.83%	0.83%	0.86%	0.85%	0.84%
Net expenses(3)	0.60	0.61	0.68	0.67	0.67
Net investment income	2.04	2.12	2.01	2.01	1.50
Portfolio Turnover Rate	29%	26%	33%	38%	52%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.03	$ 12.70	$12.39	$17.44	$14.67

Income (Loss) from Operations:
Net investment income(1)	0.25	0.26	0.23	0.30	0.20
Net realized and unrealized gain (loss)	1.89	1.38	0.31	(4.65)	2.90

Total Income (Loss) from Operations	2.14	1.64	0.54	(4.35)	3.10

Less Distributions from:
Net investment income	(0.28)	(0.31)	(0.23)	(0.29)	(0.33)
Net realized gain	—	—	—	(0.41)	—

Total Distributions	(0.28)	(0.31)	(0.23)	(0.70)	(0.33)

Net Asset Value, End of Year	$15.89	$ 14.03	$12.70	$12.39	$17.44

Total Return†(2)	15.58%	13.27%	4.64%	(25.82)%	21.28%
Net Assets, End of Year (millions)	$656	$ 499	$491	$481	$563
Ratios to Average Net Assets:
Gross expenses	1.11%	1.10%	1.15%	1.15%	1.12%
Net expenses(3)	0.75	0.76	0.82	0.81	0.80
Net investment income	1.75	2.03	1.87	2.10	1.18
Portfolio Turnover Rate	20%	26%	12%	14%	53%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$6.92	$6.75		$7.12	$8.39	$8.79

Income (Loss) from Operations:
Net investment income(1)	0.31	0.27		0.25	0.14	0.13
Net realized and unrealized gain (loss)	(0.12)	0.20		(0.36)	(1.20)	(0.08)

Total Income (Loss) from Operations	0.19	0.47		(0.11)	(1.06)	0.05

Less Distributions from:
Net investment income	(0.30)	(0.30)		(0.25)	(0.16)	(0.17)
Tax return of capital	—	(0.00	)(2)	(0.01)	—	—
Net realized gain	—	—		—	(0.05)	(0.28)

Total Distributions	(0.30)	(0.30)		(0.26)	(0.21)	(0.45)

Net Asset Value, End of Year	$6.81	$6.92		$6.75	$7.12	$8.39

Total Return†(3)	3.03%	6.97%		(1.60)%	(12.86)%	0.58%
Net Assets, End of Year (millions)	$1,656	$1,865		$1,796	$1,352	$1,311
Ratios to Average Net Assets:
Gross expenses	0.56%	0.53%		0.55%	0.56%	0.56%
Net expenses(4)	0.47	0.48		0.52	0.53	0.54
Net investment income	4.58	4.00		3.65	1.85	1.57
Portfolio Turnover Rate	136%	229%		254%	238%	227%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount is less than $0.005 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$3.25	$3.14	$3.14	$3.72	$3.61

Income (Loss) from Operations:
Net investment income(1)	0.21	0.22	0.20	0.17	0.18
Net realized and unrealized gain (loss)	0.04	0.11	—	(0.56)	0.11

Total Income (Loss) from Operations	0.25	0.33	0.20	(0.39)	0.29

Less Distributions from:
Net investment income	(0.22)	(0.22)	(0.20)	(0.19)	(0.18)

Total Distributions	(0.22)	(0.22)	(0.20)	(0.19)	(0.18)

Net Asset Value, End of Year	$3.28	$3.25	$3.14	$3.14	$3.72

Total Return†(2)	7.86%	10.96%	6.71%	(10.88)%	8.61%
Net Assets, End of Year (millions)	$142	$133	$128	$113	$213
Ratios to Average Net Assets:
Gross expenses	1.02%	1.05%	1.17%	1.07%	0.96%
Net expenses(3)	0.82	0.85	0.97	0.87	0.76
Net investment income	6.63	6.80	6.30	4.88	4.79
Portfolio Turnover Rate	76%	44%	25%	46%	117%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$6.78	$6.40	$7.00	$8.12	$8.03

Income (Loss) from Operations:
Net investment income(1)	0.24	0.19	0.12	0.07	0.07
Net realized and unrealized gain (loss)	0.01	0.25	(0.13)	(0.98)	0.08

Total Income (Loss) from Operations	0.25	0.44	(0.01)	(0.91)	0.15

Less Distributions from:
Net investment income	(0.16)	(0.03)	(0.59)	(0.12)	—
Net realized gain	—	(0.03)	—	(0.09)	(0.06)

Total Distributions	(0.16)	(0.06)	(0.59)	(0.21)	(0.06)

Net Asset Value, End of Year	$6.87	$6.78	$6.40	$7.00	$8.12

Total Return†(2)	3.75%	6.85%	(0.15)%	(11.54)%	1.86%
Net Assets, End of Year (millions)	$180	$179	$182	$171	$156
Ratios to Average Net Assets:
Gross expenses(3)	1.23%	0.97%	0.95%	0.93%	0.97%
Net expenses(3)(4)	1.18	0.92	0.90	0.88	0.92
Net investment income	3.46	2.90	1.86	0.95	0.92
Portfolio Turnover Rate	280%	328%	381%	312%	402%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.23%, 0.01%, 0.00%, 0.00% and less than 0.005%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$8.64	$8.44		$8.55	$9.60	$9.53

Income (Loss) from Operations:
Net investment income(1)	0.27	0.26		0.23	0.18	0.17
Net realized and unrealized gain (loss)	(0.35)	0.24		(0.12)	(1.03)	0.12

Total Income (Loss) from Operations	(0.08)	0.50		0.11	(0.85)	0.29

Less Distributions from:
Net investment income	(0.27)	(0.26)		(0.22)	(0.18)	(0.17)
Tax return of capital	—	(0.00	)(2)	—	—	—
Net realized gain	—	(0.04)		—	(0.02)	(0.05)

Total Distributions	(0.27)	(0.30)		(0.22)	(0.20)	(0.22)

Net Asset Value, End of Year	$8.29	$8.64		$8.44	$8.55	$9.60

Total Return†(3)	(0.94)%	6.02%		1.35%	(8.91)%	3.07%
Net Assets, End of Year (millions)	$77	$90		$99	$87	$92
Ratios to Average Net Assets:
Gross expenses	0.70%	0.69%		0.76%	0.71%	0.73%
Net expenses	0.70	0.69		0.76	0.71	0.73
Net investment income	3.16	3.01		2.66	1.99	1.79
Portfolio Turnover Rate	68%	40%		28%	48%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount is less than $0.005 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.27	$8.12	$9.17	$11.16	$11.13

Income (Loss) from Operations:
Net investment income(1)	0.32	0.31	0.25	0.87	0.56
Net realized and unrealized gain (loss)	0.12	0.20	(0.65)	(1.54)	0.07

Total Income (Loss) from Operations	0.44	0.51	(0.40)	(0.67)	0.63

Less Distributions from:
Net investment income	(0.29)	(0.30)	(0.37)	(0.93)	(0.60)
Net realized gain	—	(0.06)	(0.28)	(0.39)	—

Total Distributions	(0.29)	(0.36)	(0.65)	(1.32)	(0.60)

Net Asset Value, End of Year	$8.42	$8.27	$8.12	$9.17	$11.16

Total Return†(2)	5.29%	6.44%	(4.51)%	(6.55)%	5.87%
Net Assets, End of Year (millions)	$138	$147	$127	$102	$148
Ratios to Average Net Assets:
Gross expenses(3)	2.32%	2.54%	2.35%	1.08%	0.93%
Net expenses(3)(4)	2.27	2.49	2.30	1.03	0.88
Net investment income	3.92	3.82	2.96	8.43	5.08
Portfolio Turnover Rate	112%	121%	56%	57%	104%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.51%, 1.67%, 1.32%, 0.17% and 0.03%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.73	$9.61	$9.69	$9.89	$9.99

Income (Loss) from Operations:
Net investment income(1)	0.45	0.48	0.32	0.08	0.05
Net realized and unrealized gain (loss)	0.06	0.11	0.14	(0.17)	0.01

Total Income (Loss) from Operations	0.51	0.59	0.46	(0.09)	0.06

Less Distributions from:
Net investment income	(0.46)	(0.33)	(0.54)	(0.11)	(0.16)
Tax return of capital	—	(0.14)	—	—	—

Total Distributions	(0.46)	(0.47)	(0.54)	(0.11)	(0.16)

Net Asset Value, End of Year	$9.78	$9.73	$9.61	$9.69	$9.89

Total Return†(2)	5.23%	6.28%	4.95%	(0.92)%	0.61%
Net Assets, End of Year (millions)	$410	$315	$309	$506	$442
Ratios to Average Net Assets:
Gross expenses(3)	0.68%	0.69%	0.81%	0.67%	0.67%
Net expenses(3)(4)	0.53	0.54	0.76	0.62	0.62
Net investment income	4.65	4.98	3.34	0.79	0.50
Portfolio Turnover Rate	123%	87%	42%	86%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.04%, 0.01%, 0.14%, 0.02% and less than 0.005%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.77	$10.24	$10.69	$10.99	$10.04

Income (Loss) from Operations:
Net investment income(1)	0.37	0.34	0.38	0.20	0.13
Net realized and unrealized gain (loss)	(0.02)	0.52	(0.17)	(0.42)	0.91

Total Income (Loss) from Operations	0.35	0.86	0.21	(0.22)	1.04

Less Distributions from:
Net investment income	(0.26)	(0.33)	(0.64)	(0.07)	(0.09)
Net realized gain	—	—	(0.02)	(0.01)	—

Total Distributions	(0.26)	(0.33)	(0.66)	(0.08)	(0.09)

Net Asset Value, End of Year	$10.86	$10.77	$10.24	$10.69	$10.99

Total Return†(2)	3.31%	8.65%	2.14%	(2.06)%	10.39%
Net Assets, End of Year (millions)	$186	$163	$157	$147	$119
Ratios to Average Net Assets:
Gross expenses	1.38%	1.39%	1.50%	1.59%	1.56%
Net expenses(3)(4)	0.38	0.39	0.50	0.59	0.56
Net investment income	3.43	3.22	3.70	1.83	1.24
Portfolio Turnover Rate	29%	13%	27%	18%	18%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, International Fixed Income Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation.
Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation.
International Equity Fund	Capital appreciation.
Emerging Markets Equity Fund	Long-term capital appreciation.
Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management.
High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities.
International Fixed Income Fund	Maximize current income, consistent with the protection of principal.
Municipal Bond Fund	A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle.
Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital.
Alternative Strategies Fund	Long term growth of capital.

The Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization providing for the reorganizations (each, a “Reorganization”) of the Large Cap Equity Fund and the Small-Mid Cap Equity Fund (each, a “Predecessor Fund”) into Morgan Stanley Pathway Large Cap Equity ETF and Morgan Stanley Pathway Small-Mid Cap Equity ETF (each, an “Acquiring Fund”), respectively. On December 9, 2024, pursuant to the Agreement and Plan of Reorganization, each Predecessor Fund was converted into the corresponding Acquiring Fund, each of which is managed using the same investment objectives, principal investment strategies and policies, and sub-advisers as its Predecessor Fund. The Acquiring Funds were newly-formed “shell” funds that had not commenced operations prior to the Reorganizations and therefore did not have performance history prior to the Reorganizations. Each Predecessor Fund was designated as the accounting survivor in the Reorganizations. As a result, each Acquiring Fund assumed its Predecessor Fund’s accounting and financial history. Predecessor Fund shareholders became shareholders in the corresponding Acquiring Fund and received Acquiring Fund shares with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganizations.

Notes to Financial Statements

(continued)

The assets and liabilities of each Predecessor Fund’s shares were transferred in exchange for the corresponding Acquiring Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization	Conversion Ratio	Aggregate net assets before the Reorganization		Aggregate net assets immediately after the Reorganization
Large Cap Equity Fund*	106,157,339	—	0.5354	$2,841,616,713	+	$—
Morgan Stanley Pathway Large Cap Equity ETF	—	56,832,167		$—		$2,822,983,660
Small-Mid Cap Equity Fund*	33,162,494	—	0.3543	$587,425,218	+	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF	—	11,748,475		$—		$584,509,961

*	Represents the accounting survivor.
+

Includes unrealized appreciation (depreciation) on investments of $1,356,036,739 with a fair value of $2,743,103,710 and identified cost of $1,387,066,971 for Large Cap Equity Fund and unrealized appreciation (depreciation) on investments of $158,567,870 with a fair value of $549,159,717 and identified cost of $390,591,847 for Small-Mid Cap Equity Fund.

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value and the cost basis of the investments received from the Predecessor Funds was carried forward to each corresponding Acquiring Fund to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any

Notes to Financial Statements

(continued)

fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements

(continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at August 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$313,741,915	*	$313,741,915	$—	$—	*
Consumer Discretionary	375,043,630		375,043,630	—	—
Consumer Staples	135,754,193		135,754,193	—	—
Energy	97,922,616		97,922,616	—	—
Financials	534,166,265		534,166,265	—	—
Health Care	309,798,971		309,798,971	—	—
Industrials	329,936,969		329,936,969	—	—
Information Technology	917,550,951		917,550,951	—	—
Materials	88,591,399		88,591,399	—	—
Real Estate	77,015,788		77,015,788	—	—
Utilities	61,733,657		61,733,657	—	—
Short-Term Investments:
Time Deposits	48,495,523		—	48,495,523	—

Total Investments, at Value	$3,289,751,877	*	$3,241,256,354	$48,495,523	$—	*

Other Financial Instruments — Assets***
Futures Contracts	$669,989		$669,989	$—	$—

Total Other Financial Instruments — Assets	$669,989		$669,989	$—	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$16,529,442	*	$16,529,442	$—	$—	*
Consumer Discretionary	68,385,469		68,385,469	—	—
Consumer Staples	21,845,956		21,845,956	—	—
Energy	24,279,420	*	24,279,420	—	—	*
Financials	100,179,223		100,179,223	—	—
Health Care	83,268,137		83,258,023	10,114	—
Industrials	141,305,048		141,305,048	—	—
Information Technology	116,584,060		116,584,060	—	—
Materials	28,213,640		28,211,910	1,730	—
Real Estate	30,122,741		30,122,741	—	—
Utilities	24,593,932		24,593,932	—	—
Warrant:
Health Care	243		—	243	—
Short-Term Investments:
Money Market Fund	479,999		479,999	—	—
Time Deposits	18,197,028		—	18,197,028	—

Total Investments, at Value	$673,984,338	*	$655,775,223	$18,209,115	$—	*

Securities Lending Transactions — Liabilities	$(479,999)		$—	$(479,999)	$—

Other Financial Instruments — Assets***
Futures Contracts	$446,275		$446,275	$—	$—

Total Other Financial Instruments — Assets	$446,275		$446,275	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$139,102,823		$—	$139,102,823	$—
Germany	104,711,548		—	104,711,548	—
Japan	222,273,461		—	222,273,461	—
Netherlands	60,972,261		—	60,972,261	—
Switzerland	89,327,586		359,956	88,967,630	—
United Kingdom	197,753,293		2,309,350	195,443,943	—
Other Countries**	350,742,812		62,282,089	288,460,723	—
Preferred Stocks:
Germany	1,589,235		—	1,589,235	—
Open End Mutual Fund Security:
United States	1,313,930		1,313,930	—	—
Right:
Italy	3		—	3	—
Short-Term Investments:
Time Deposits	18,057,548		—	18,057,548	—

Total Investments, at Value	$1,185,844,500		$66,265,325	$1,119,579,175	$—

Other Financial Instruments — Assets***
Futures Contracts	$39,744		$39,744	$—	$—

Total Other Financial Instruments — Assets	$39,744		$39,744	$—	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2025			Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities***	$			$		$		$
Futures Contract		$(1,130)			$(1,130)		$—		$—

Total Other Financial Instruments — Liabilities		$(1,130)			$(1,130)		$—		$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China		$145,233,848			$12,180,376		$133,053,470		$2
India		105,141,383			17,578,064		87,563,319		—
South Korea		63,141,251			—		63,141,251		—
Taiwan		112,045,851			6,585,105		105,460,746		—
Other Countries**		210,735,678	*		78,888,634		131,835,056		11,988	*
Preferred Stocks:
Brazil		4,595,005			4,595,005		—		—
Chile		195,424			195,424		—		—
Colombia		174,608			174,608		—		—
India		3,400			—		3,400		—
Mexico		453,925			453,925		—		—
South Korea		3,377,776			—		3,377,776		—
Short-Term Investments:
Time Deposits		$14,243,857			$—		$14,243,857		$—

Total Investments, at Value		$659,342,006	*		$120,651,141		$538,678,875		$11,990	*

Other Financial Instruments — Assets***
Futures Contract		$5,965			$5,965		$—		$—

Total Other Financial Instruments — Assets		$5,965			$5,965		$—		$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes		$490,219,455	*		$—		$490,219,455		$—	*
Mortgage-Backed Securities		475,463,954			—		475,463,954		—
U.S. Government Obligations		299,489,157			—		299,489,157		—
Collateralized Mortgage Obligations		226,721,289			—		226,721,289		—
Sovereign Bonds:
Other Countries**		50,609,376			—		50,609,376		—
Asset-Backed Securities		32,203,301			—		32,203,301		—
Municipal Bonds		2,478,751			—		2,478,751		—
Senior Loans		1,407,302			—		1,407,302		—
Open End Mutual Fund Security:
Financials		174,032			174,032		—		—
Common Stock:
Telecommunications		129,823			—		129,823		—
Right:
Communications		—			—		—		—
Short-Term Investments:
Time Deposits		75,473,751			—		75,473,751		—
U.S. Government Obligations		33,962,970			—		33,962,970		—

Total Investments, at Value		$1,688,333,161	*		$174,032		$1,688,159,129		$—	*

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Assets***
Futures Contracts	$700,189	$700,189	$—	$—
Forward Foreign Currency Contracts	20,298	—	20,298	—
Centrally Cleared Credit Default Swap	35,282	—	35,282	—

Total Other Financial Instruments — Assets	$755,769	$700,189	$55,580	$—

Other Financial Instruments — Liabilities***
Futures Contracts	$(180,124)	$(180,124)	$—	$—
Forward Foreign Currency Contracts	(641,371)	—	(641,371)	—

Total Other Financial Instruments — Liabilities	$(821,495)	$(180,124)	$(641,371)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$135,860,359 *	$—	$135,860,359	$—	*
Senior Loans	457,371	—	457,371	—
Short-Term Investments:
Time Deposits	3,950,886	—	3,950,886	—

Total Investments, at Value	$140,268,616 *	$—	$140,268,616	$—	*

International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$16,630,635	$—	$16,630,635	$—
Spain	12,594,927	—	12,594,927	—
Other Countries**	43,505,044	—	43,505,044	—
Mortgage-Backed Securities	69,989,007	—	69,989,007	—
Collateralized Mortgage Obligations	28,655,667	—	28,655,667	—
Corporate Bonds & Notes	22,671,969	—	22,671,969	—
U.S. Government Obligations	13,920,921	—	13,920,921	—
Asset-Backed Securities	224,085	—	224,085	—
Municipal Bond	210,066	—	210,066	—
Purchased Options	49,070	—	49,070	—
Short-Term Investments:
Commercial Papers	3,337,339	—	3,337,339	—
Repurchase Agreement	3,600,000	—	3,600,000	—
Time Deposits	6,098,463	—	6,098,463	—
U.S. Government Obligations	470,800	—	470,800	—

Total Investments, at Value	$221,957,993	$—	$221,957,993	$—

Other Financial Instruments — Assets***
Futures Contracts	$374,283	$374,283	$—	$—
Forward Foreign Currency Contracts	673,956	—	673,956	—
OTC Interest Rate Swap	9,970	—	9,970	—
Centrally Cleared Interest Rate Swaps	1,563,794	—	1,563,794	—
OTC Credit Default Swap	4,418	—	4,418	—
Centrally Cleared Credit Default Swaps	192,004	—	192,004	—
OTC Cross Currency Swap	360,670	—	360,670	—

Total Other Financial Instruments — Assets	$3,179,095	$374,283	$2,804,812	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities***	$		$		$		$
Options Contracts Written		$(40,598)		$(1,334)		$(39,264)		$—
Reverse Repurchase Agreements		(13,573,304)		—		(13,573,304)		—
Forward Sale Commitments		(28,680,484)		—		(28,680,484)		—
Futures Contracts		(271,365)		(271,365)		—		—
Forward Foreign Currency Contracts		(1,459,497)		—		(1,459,497)		—
OTC Total Return Swaps		(439,644)		—		(439,644)		—
OTC Interest Rate Swaps		(165,375)		—		(165,375)		—
Centrally Cleared Interest Rate Swaps		(2,815,776)		—		(2,815,776)		—
OTC Credit Default Swaps		(3,878)		—		(3,878)		—
OTC Cross Currency Swap		(119,390)		—		(119,390)		—

Total Other Financial Instruments — Liabilities		$(47,569,311)		$(272,699)		$(47,296,612)		$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds		$71,470,489		$—		$71,470,489		$—
Short-Term Investments:
Time Deposit		4,911,966		—		4,911,966		—

Total Investments, at Value		$76,382,455		$—		$76,382,455		$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations		$154,897,477		$—		$154,897,477		$—
Mortgage-Backed Securities		20,104,406		—		20,104,406		—
Collateralized Mortgage Obligations		17,319,962		—		17,319,962		—
Sovereign Bonds:
Other Countries**		3,682,316		—		3,682,316		—
Corporate Bonds & Notes		178,981		—		178,981		—
Short-Term Investments:
Time Deposits		1,209,297		—		1,209,297		—

Total Investments, at Value		$197,392,439		$—		$197,392,439		$—

Other Financial Instruments — Assets***
Futures Contracts		$319,094		$319,094		$—		$—
Forward Foreign Currency Contracts		151,024		—		151,024		—
Centrally Cleared Interest Rate Swaps		1,456,348		—		1,456,348		—
Centrally Cleared Inflation Rate Swaps		799,617		—		799,617		—

Total Other Financial Instruments — Assets		$2,726,083		$319,094		$2,406,989		$—

Other Financial Instruments — Liabilities***
Options Contracts Written		$(103,813)		$—		$(103,813)		$—
Reverse Repurchase Agreements		(32,593,251)		—		(32,593,251)		—
Futures Contracts		(141,348)		(141,348)		—		—
Forward Foreign Currency Contracts		(168,969)		—		(168,969)		—
Centrally Cleared Interest Rate Swaps		(218,797)		—		(218,797)		—
Centrally Cleared Inflation Rate Swaps		(1,248,095)		—		(1,248,095)		—

Total Other Financial Instruments — Liabilities		$(34,474,273)		$(141,348)		$(34,332,925)		$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund	$		$		$		$
Investments, at Value
Corporate Bonds & Notes		$232,435,389		$—		$232,435,389		$—
Collateralized Mortgage Obligations		96,878,914		—		96,878,914		—
Asset-Backed Securities		42,162,238		—		42,162,238		—
Mortgage-Backed Securities		7,881,558		—		7,881,558		—
U.S. Government Obligation		985,892		—		985,892		—
Short-Term Investments:
Commercial Papers		24,819,763		—		24,819,763		—
Corporate Bond		2,654,578		—		2,654,578		—
Time Deposits		4,913,574		—		4,913,574		—
U.S. Government Obligations		37,417,339		—		37,417,339		—

Total Investments, at Value		$450,149,245		$—		$450,149,245		$—

Other Financial Instruments — Assets***
Futures Contracts		$399,696		$399,696		$—		$—

Total Other Financial Instruments — Assets		$399,696		$399,696		$—		$—

Other Financial Instruments — Liabilities***
Futures Contracts		$(339,921)		$(339,921)		$—		$—

Total Other Financial Instruments — Liabilities		$(339,921)		$(339,921)		$—		$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States		$184,150,650		$184,150,650		$—		$—

Total Investments, at Value		$184,150,650		$184,150,650		$—		$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.
***

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

There were no significant transfers in or out of level 3 for the year ended August 31, 2025 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the year-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund

Notes to Financial Statements

(continued)

recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or

Notes to Financial Statements

(continued)

offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at year-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

Notes to Financial Statements

(continued)

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps

Notes to Financial Statements

(continued)

are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swaps. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2025:

Morgan Stanley Pathway Large Cap Equity ETF

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$669,989	$669,989

Notes to Financial Statements

(continued)

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$2,471,538	$2,471,538

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$97,190	$97,190

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$446,275	$446,275

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(151,056)	$(151,056)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$339,765	$339,765

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$39,744	$39,744

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$1,130	$1,130

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$168,304	$168,304

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$3,348	$3,348

Notes to Financial Statements

(continued)

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$5,965	$5,965

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$146,077	$146,077

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(2,554)	$(2,554)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$700,189	$—	$—	$—	$700,189
Unrealized appreciation on forward foreign currency contracts (c)	—	20,298	—	—	20,298
Unrealized appreciation on centrally cleared swaps (f)	—	—	35,282	—	35,282

	$700,189	$20,298	$35,282	$—	$755,769

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$180,124	$—	$—	$—	$180,124
Unrealized depreciation on forward foreign currency contracts (a)	—	641,371	—	—	641,371

	$180,124	$641,371	$—	$—	$821,495

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(2,713,199)	$—	$—	$—	$(2,713,199)
Futures contracts	(11,705,254)	—	—	—	(11,705,254)
Options contracts written	3,544,613	—	—	—	3,544,613
Swaps contracts	(547,755)	—	413,918	—	(133,837)
Forward foreign currency contracts	—	(2,536,964)	—	—	(2,536,964)

	$(11,421,595)	$(2,536,964)	$413,918	$—	$(13,544,641)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$17,676	$—	$—	$—	$17,676
Futures contracts	1,783,990	—	—	—	1,783,990
Options contracts written	126,617	—	—	—	126,617
Swaps contracts	2,037,510	—	(195,466)	—	1,842,044
Forward foreign currency contracts	—	290,907	—	—	290,907

	$3,965,793	$290,907	$(195,466)	$—	$4,061,234

Notes to Financial Statements

(continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$—	$49,070	$—	$—	$49,070
Unrealized appreciation on open futures contracts (b)	374,283	—	—	—	374,283
Unrealized appreciation on forward foreign currency contracts (c)	—	673,956	—	—	673,956
Unrealized appreciation on centrally cleared swaps (f)	1,563,794	—	192,004	—	1,755,798
Unrealized appreciation on OTC swaps contracts (c)	9,970	360,670	4,418	—	375,058

	$1,948,047	$1,083,696	$196,422	$—	$3,228,165

Liability derivatives
Options contracts written outstanding (a)	$10,835	$29,763	$—	$—	$40,598
Unrealized depreciation on open futures contracts (b)	271,365	—	—	—	271,365
Unrealized depreciation on forward foreign currency contracts (a)	—	1,459,497	—	—	1,459,497
Unrealized depreciation on centrally cleared swaps (f)	2,815,776	—	—	—	2,815,776
Unrealized depreciation on OTC swaps contracts (a)	605,019	119,390	3,878	—	728,287

	$3,702,995	$1,608,650	$3,878	$—	$5,315,523

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(58,704)	$94,117	$—	$—	$35,413
Futures contracts	1,897,581	—	—	—	1,897,581
Options contracts written	258,340	40,774	—	—	299,114
Swaps contracts	371,949	(1,531,261)	150,229	—	(1,009,083)
Forward foreign currency contracts	—	(3,003,554)	—	—	(3,003,554)

	$2,469,166	$(4,399,924)	$150,229	$—	$(1,780,529)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(41,687)	$(1,091)	$—	$—	$(42,778)
Futures contracts	(377,422)	—	—	—	(377,422)
Options contracts written	6,759	7,038	—	—	13,797
Swaps contracts	(1,544,638)	1,496,604	163,224	—	115,190
Forward foreign currency contracts	—	1,472,065	—	—	1,472,065

	$(1,956,988)	$2,974,616	$163,224	$—	$1,180,852

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$319,094	$—	$—	$—	$319,094
Unrealized appreciation on forward foreign currency contracts (c)	—	151,024	—	—	151,024
Unrealized appreciation on centrally cleared swaps (f)	2,255,965	—	—	—	2,255,965

	$2,575,059	$151,024	$—	$—	$2,726,083

Notes to Financial Statements

(continued)

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding (a)	$103,813	$—	$—	$—	$103,813
Unrealized depreciation on open futures contracts (b)	141,348	—	—	—	141,348
Unrealized depreciation on forward foreign currency contracts (a)	—	168,969	—	—	168,969
Unrealized depreciation on centrally cleared swaps (f)	1,466,892	—	—	—	1,466,892

	$1,712,053	$168,969	$—	$—	$1,881,022

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$496,285	$—	$—	$—	$496,285
Options contracts written	(13,834)	—	—	—	(13,834)
Swaps contracts	119,790	—	—	—	119,790
Forward foreign currency contracts	—	(351,010)	—	—	(351,010)

	$602,241	$(351,010)	$—	$—	$251,231

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$65,787	$—	$—	$—	$65,787
Options contracts written	77,503	—	—	—	77,503
Swaps contracts	473,856	—	—	—	473,856
Forward foreign currency contracts	—	180,451	—	—	180,451

	$617,146	$180,451	$—	$—	$797,597

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$399,696	$—	$—	$—	$399,696

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$339,921	$—	$—	$—	$339,921

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$1,077,455	$—	$—	$—	$1,077,455

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$6,861	$—	$—	$—	$6,861

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

Notes to Financial Statements

(continued)

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the year ended August 31, 2025 were as follows:

Morgan Stanley Pathway Large Cap Equity ETF

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$15,440,941
Morgan Stanley Pathway Small-Mid Cap Equity ETF

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$4,719,428
International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,423,606
Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$836,968
Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$91,966	$—	$—	$—
Futures contracts	412,392,866	—	—	—
Option contracts written	230,986	—	—	—
Swap contracts	28,443,327	—	35,218,927	—
Forward foreign currency contracts	—	109,122,372	—	—

Notes to Financial Statements

(continued)

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$116,009	$28,834	$—	$—
Futures contracts	113,421,945	—	—	—
Option contracts written	90,590	8,258	—	—
Swap contracts	333,889,655	20,084,956	54,020,355	—
Forward foreign currency contracts	—	244,371,945	—	—
Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$107,856,617	$—	$—	$—
Option contracts written	172,228	—	—	—
Swap contracts	78,621,521	—	—	—
Forward foreign currency contracts	—	47,553,167	—	—
Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$134,627,427	$—	$—	$—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Effective August 15, 2025, this agreement was assigned by the custodian to MUFJ Trust and Banking. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated

Notes to Financial Statements

(continued)

registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2025:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$445,213	—	$(445,213)	$0

(a)	Represents market value of securities on loan at year end.
(b)

The Fund received cash collateral of $479,999, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedule of Investments. In addition, the Fund received non-cash collateral of $0, in the form of U.S. Government Obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2025:

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Securities Lending Transactions
Money Market Funds	$479,999	$—	$—	$—	$479,999

Total Borrowings	$479,999	$—	$—	$—	$479,999

Gross amount of recognized liabilities for securities lending transactions					$479,999

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$13,573,304	$—	$—	$13,573,304

Total Borrowings	$—	$13,573,304	$—	$—	$13,573,304

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$13,573,304

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$32,593,251	$—	$—	$32,593,251

Sale Buy-Back Transactions
U.S. Government Obligations	$—	$18,641,761	$—	$—	$18,641,761

Total Borrowings	$—	$51,235,012	$—	$—	$51,235,012

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$32,593,251

Gross amount of recognized liabilities for sale-buyback transactions					$18,641,761

Notes to Financial Statements

(continued)

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at year end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities

Notes to Financial Statements

(continued)

rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the treat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi- governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

Notes to Financial Statements

(continued)

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2024 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Fund	Distributable earnings/ (losses)	Paid-in-capital
Morgan Stanley Pathway Large Cap Equity ETF	$(5,595,174)	$5,595,174
Morgan Stanley Pathway Small-Mid Cap Equity ETF	(3,845,885)	3,845,885
International Equity Fund	—	—
Emerging Markets Fund	(31)	31
Core Fixed Income Fund	—	—
High Yield Fund	—	—
International Fixed Income Fund	—	—

Notes to Financial Statements

(continued)

Fund	Distributable earnings/ (losses)	Paid-in-capital
Municipal Bond Fund	$—	$—
Inflation-Linked Fixed Income Fund	7,102	(7,102)
Ultra-Short Term Fixed Income Fund	—	—
Alternative Strategies Fund	54,196	(54,196)

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s

Notes to Financial Statements

(continued)

discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of August 31, 2025.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the year ended August 31, 2025, the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at August 31, 2025, and the average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the year ended August 31, 2025, were as following:

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for sale-buyback transactions	$—	$18,641,761	$—
Average amount borrowed	10,969	17,778,662	4,241
Interest expense	—	809,367	153
Weighted average interest rate	5.56%	4.54%	3.62%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the year ended August 31, 2025, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of year end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the

Notes to Financial Statements

(continued)

Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at August 31, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of August 31, 2025 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of August 31, 2025.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2025:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$20,298		$(641,371)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$20,298		$(641,371)

International Fixed Income Fund:
Forward foreign currency contracts	$673,956		$(1,459,497)
Option contracts	49,070	(b)	(39,264)
Swap contracts	375,058		(728,287)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$1,098,084		$(2,227,048)

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$151,024		$(168,969)
Option contracts	—		(103,813)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$151,024		$(272,782)

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2025:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Goldman Sachs & Co.	$20,298	$(20,298)	$—	$0

Total over-the-counter derivative instruments	$20,298	$(20,298)	$—	$0

Notes to Financial Statements

(continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$39,487	$—	$—	$39,487
Goldman Sachs & Co.	601,884	(20,298)	—	581,586

Total over-the-counter derivative instruments	$641,371	$(20,298)	$—	$621,073

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$43,194	$(28,594)	$(14,600)	$0
Barclays Bank PLC	89,624	(80,096)	—	9,528
BNP Paribas SA	58,497	(58,497)	—	0
Deutsche Bank AG	20,776	(20,776)	—	0
Goldman Sachs & Co.	426,746	(421,062)	—	5,684
HSBC Bank USA	64,682	(64,682)	—	0
JPMorgan Chase & Co.	93,216	(93,216)	—	0
Societe Generale SA	40,796	(21,859)	(10,000)	8,937
Standard Chartered Bank	29,442	(29,442)	—	0
UBS Securities LLC	3,660	(3,660)	—	0
Wells Fargo Bank	227,451	(207,627)	—	19,824

Total over-the-counter derivative instruments	$1,098,084	$(1,029,511)	$(24,600)	$43,973

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$28,594	$(28,594)	$—	$0
Barclays Bank PLC	80,096	(80,096)	—	0
BNP Paribas SA	567,841	(58,497)	—	509,344
Deutsche Bank AG	26,886	(20,776)	—	6,110
Goldman Sachs & Co.	421,062	(421,062)	—	0
HSBC Bank USA	133,212	(64,682)	—	68,530
JPMorgan Chase & Co.	591,192	(93,216)	—	497,976
Societe Generale SA	21,859	(21,859)	—	0
Standard Chartered Bank	138,810	(29,442)	—	109,368
UBS Securities LLC	9,869	(3,660)	—	6,209
Wells Fargo Bank	207,627	(207,627)	—	0

Total over-the-counter derivative instruments	$2,227,048	$(1,029,511)	$—	$1,197,537

Notes to Financial Statements

(continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$8,916	$(8,916)	$—	$0
BNP Paribas SA	18,125	(18,125)	—	0
Deutsche Bank AG	15,956	(6,582)	—	9,374
HSBC Bank USA	8,108	(8,108)	—	0
JPMorgan Chase & Co.	76,970	(76,970)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,563	(1,563)	—	0
Standard Chartered Bank	21,386	(14,540)	—	6,846

Total over-the-counter derivative instruments	$151,024	$(134,804)	$—	$16,220

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$112,660	$(8,916)	$—	$103,744
BNP Paribas SA	22,777	(18,125)	—	4,652
Deutsche Bank AG	6,582	(6,582)	—	0
HSBC Bank USA	8,524	(8,108)	—	416
JPMorgan Chase & Co.	96,264	(76,970)	—	19,294
Merrill Lynch, Pierce, Fenner & Smith Inc.	11,435	(1,563)	—	9,872
Standard Chartered Bank	14,540	(14,540)	—	0

Total over-the-counter derivative instruments	$272,782	$(134,804)	$—	$137,978

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

(aa) Segment Reporting. During the reporting year, the Trust adopted FASB Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental

Notes to Financial Statements

(continued)

disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the Trust’s Chief Operating Officer acts as the Trust’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s financial statements.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. These fee waivers and/or reimbursements will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate.

In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Alternative Strategies Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Alternative Strategies Fund’s business), from exceeding 0.70%.

This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the year ended August 31, 2025 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Morgan Stanley Pathway Large Cap Equity ETF	0.11%	0.20%	0.55%*
Morgan Stanley Pathway Small-Mid Cap Equity ETF	0.28%	0.20%	0.75%**
International Equity Fund	0.27%	0.20%	0.70%
Emerging Markets Equity Fund	0.34%	0.20%	0.90%
Core Fixed Income Fund	0.11%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.15%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

*	Maximum Allowable Annual Management Fee amounted to 0.60% prior to December 9, 2024.
**	Maximum Allowable Annual Management Fee amounted to 0.80% prior to December 9, 2024.

Notes to Financial Statements

(continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the year ended August 31, 2025, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Morgan Stanley Pathway Large Cap Equity ETF	$7,161,082
Morgan Stanley Pathway Small-Mid Cap Equity ETF	1,571,209
International Equity Fund	2,700,563
Emerging Markets Equity Fund	2,042,466
Core Fixed Income Fund	1,574,833
High Yield Fund	277,773
International Fixed Income Fund	95,438
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	74,345
Ultra-Short Term Fixed Income Fund	492,424
Alternative Strategies Fund	1,779,317

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the year ended August 31, 2025, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Morgan Stanley Pathway Large Cap Equity ETF	$2,521
Morgan Stanley Pathway Small-Mid Cap Equity ETF	12,591
International Equity Fund	—
Emerging Markets Equity Fund	4,196
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Trust’s Chief Compliance Officer.

For the year ended August 31, 2025, the Funds assume the following to be affiliated issuers:

Morgan Stanley Pathway Large Cap Equity ETF

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of August 31, 2025
Morgan Stanley	$3,852,841	$469,342	$—	$—	$1,865,103	$148,557	$6,187,286

Notes to Financial Statements

(continued)

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of August 31, 2025
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.337% (1-Month Term SOFR + 1.014%) due 5/25/34	$371,341	$—	$(31,733)	$42	$10,655	$247	$15,619	$350,552

3. Investments

During the year ended August 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Morgan Stanley Pathway Large Cap Equity ETF	$541,691,312	$366,267,615	$—	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF	346,035,255	241,473,141	—	—
International Equity Fund	338,234,291	543,886,718	—	—
Emerging Markets Fund	184,678,891	106,463,762	—	—
Core Fixed Income Fund	607,653,406	703,611,092	1,595,479,376	1,733,658,185
High Yield Fund	100,157,064	94,375,993	—	—
International Fixed Income Fund	89,668,215	68,460,392	504,969,119	493,919,369
Municipal Bond Fund	54,510,355	65,328,109	—	—
Inflation-Linked Fixed Income Fund	5,214,934	10,314,235	221,585,346	238,591,135
Ultra-Short Term Fixed Income Fund	261,128,971	212,499,817	93,139,074	107,418,316
Alternative Strategies Fund	73,813,333	50,606,968	—	—

During the year ended August 31, 2025, purchases and sales related to in-kind transactions were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Morgan Stanley Pathway Large Cap Equity ETF	$96,215,408	$14,076,339	$—	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF	52,712,189	13,456,283	—	—

The cost of investments for federal income tax purposes and gross unrealized appreciation and unrealized depreciation at August 31, 2025 have been disclosed under the respective Schedule of Investments.

4. Issuance and Redemption of ETF Shares

The Morgan Stanley Pathway Large Cap Equity ETF and Morgan Stanley Pathway Small-Mid Cap Equity ETF (together, the “Morgan Stanley Pathway ETFs”) each issues or redeems its shares at NAV per share only in Creation Units. The number of shares of the Morgan Stanley Pathway ETFs that constitute a Creation Unit is 50,000. Shares of each Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on NYSE Arca, under the trading symbol MSLC for the Morgan Stanley Pathway Large Cap Equity ETF and MSSM for the Morgan Stanley Pathway Small-Mid Cap Equity ETF. Share prices are reported in dollars and cents per share. Authorized Participants (“APs”) may acquire Fund shares directly from each Fund, and APs may tender their Fund shares for redemption directly to a Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the Funds’ Statement of Additional Information.

Notes to Financial Statements

(continued)

Foreside Fund Services, LLC (“Foreside”) serves as the distributor and principal underwriter for the Morgan Stanley Pathway ETFs pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. Foreside or its agent distributes Creation Units for the Morgan Stanley Pathway ETFs on an agency basis. Foreside, as agent, reviews and approves orders by APs to create and redeem Morgan Stanley Pathway ETF shares in Creation Units.

5. Shares of Beneficial Interest

At August 31, 2025, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2025, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Year Ended August 31, 2025	Year Ended August 31, 2024
Morgan Stanley Pathway Large Cap Equity ETF*
Shares sold	5,045,737	18,633,517
Shares sold in-kind	6,100,000	—
Shares issued on reinvestment	2,137,098	2,953,064
Shares repurchased	(5,464,916)	(10,783,537)
Shares repurchased in-kind	(850,000)	—

Net Increase	6,967,919	10,803,044

Morgan Stanley Pathway Small-Mid Cap Equity ETF*
Shares sold	2,547,698	2,616,328
Shares sold in-kind	2,300,000	—
Shares issued on reinvestment	1,126,334	105,446
Shares repurchased	(1,290,707)	(4,299,931)
Shares repurchased in-kind	(550,000)	—

Net Increase (Decrease)	4,133,325	(1,578,157)

International Equity Fund
Shares sold	19,616,361	19,960,222
Shares issued on reinvestment	5,103,592	1,958,952
Shares repurchased	(36,048,971)	(25,387,585)

Net Decrease	(11,329,018)	(3,468,411)

Emerging Markets Equity Fund
Shares sold	13,359,969	10,561,701
Shares issued on reinvestment	792,004	823,359
Shares repurchased	(8,429,815)	(14,442,840)

Net Increase (Decrease)	5,722,158	(3,057,780)

Core Fixed Income Fund
Shares sold	60,733,231	71,305,055
Shares issued on reinvestment	11,622,542	11,954,712
Shares repurchased	(98,831,635)	(79,469,989)

Net Increase (Decrease)	(26,475,862)	3,789,778

Notes to Financial Statements

(continued)

	Year Ended August 31, 2025	Year Ended August 31, 2024

High Yield Fund
Shares sold	9,939,364	10,313,895
Shares issued on reinvestment	2,828,348	2,864,296
Shares repurchased	(10,578,784)	(12,884,403)

Net Increase	2,188,928	293,788

International Fixed Income Fund
Shares sold	6,750,599	7,770,890
Shares issued on reinvestment	619,779	242,360
Shares repurchased	(7,546,767)	(10,035,865)

Net Decrease	(176,389)	(2,022,615)

Municipal Bond Fund
Shares sold	2,921,882	2,181,628
Shares issued on reinvestment	319,664	391,076
Shares repurchased	(4,409,699)	(3,802,599)

Net Decrease	(1,168,153)	(1,229,895)

Inflation-Linked Fixed Income Fund
Shares sold	2,743,362	5,369,255
Shares issued on reinvestment	596,777	706,207
Shares repurchased	(4,692,508)	(3,929,674)

Net Increase (Decrease)	(1,352,369)	2,145,788

Ultra-Short Term Fixed Income Fund
Shares sold	28,782,446	10,143,636
Shares issued on reinvestment	1,558,082	1,584,409
Shares repurchased	(20,838,642)	(11,416,637)

Net Increase	9,501,886	311,408

Alternative Strategies Fund
Shares sold	5,772,487	4,786,165
Shares issued on reinvestment	405,063	493,308
Shares repurchased	(4,192,627)	(5,474,553)

Net Increase (Decrease)	1,984,923	(195,080)

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations has been retroactively adjusted to reflect the Reorganizations. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

Notes to Financial Statements

(continued)

6. Dividend and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended August 31, 2025, was as follows:

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund	Emerging Markets Equity Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—
Tax Return of Capital	—	—	—	—
Ordinary Income	39,477,461	4,925,829	36,549,477	10,763,392
Net Long-term Capital Gains	66,827,803	52,047,727	31,941,216	—

Total Distributions Paid	$106,305,264	$56,973,556	$68,490,693	$10,763,392

	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$2,494,791
Tax Return of Capital	—	—	—	—
Ordinary Income	78,791,626	9,121,687	4,195,976	209,225
Net Long-term Capital Gains	—	—	—	—

Total Distributions Paid	$78,791,626	$9,121,687	$4,195,976	$2,704,016

		Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Distributions paid from:
Tax Exempt		$—	$—	$—
Tax Return of Capital		—	—	—
Ordinary Income		4,939,562	15,193,979	4,281,510
Net Long-term Capital Gains		—	—	—

Total Distributions Paid		$4,939,562	$15,193,979	$4,281,510

The tax character of distributions paid during the fiscal year ended August 31, 2024, was as follows:

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund	Emerging Markets Equity Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—
Tax Return of Capital	—	—	—	—
Ordinary Income	18,988,775	4,637,293	25,231,455	10,119,149
Net Long-term Capital Gains	96,903,681	—	—	—

Total Distributions Paid	$115,892,456	$4,637,293	$25,231,455	$10,119,149

Notes to Financial Statements

(continued)

	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$3,034,578
Tax Return of Capital	937,998	—	—	39,392
Ordinary Income	79,434,988	9,093,545	1,577,786	256,355
Net Long-term Capital Gains	—	—	—	—

Total Distributions Paid	$80,372,986	$9,093,545	$1,577,786	$3,330,325

		Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Distributions paid from:
Tax Exempt		$—	$—	$—
Tax Return of Capital		—	4,497,656	—
Ordinary Income		4,043,963	10,854,653	5,012,008
Net Long-term Capital Gains		1,630,339	—	—

Total Distributions Paid		$5,674,302	$15,352,309	$5,012,008

As of August 31, 2025, the components of distributable earnings/(losses) - net on a tax basis were as follows:

	Morgan Stanley Pathway Large Cap Equity ETF		Morgan Stanley Pathway Small-Mid Cap Equity ETF		International Equity Fund		Emerging Markets Equity Fund
Undistributed ordinary income - net	$29,713,226		$4,414,254		$37,045,019		$16,345,962
Undistributed long-term capital gains - net	26,218,703		10,871,297		39,449,914		—
Undistributed tax-exempt income - net	—		—		—		—

Total undistributed earnings	55,931,929		15,285,551		76,494,933		16,345,962
Capital loss carryforward	—		—		—		(59,671,000)
Other book/tax temporary differences	(1,087	)(a)	(1	)(a)	(907	)(a)	—
Unrealized appreciation/(depreciation)	1,489,365,262		144,403,732		327,624,399		151,856,430

Total distributable earnings/(losses) - net	$1,545,296,104		$159,689,282		$404,118,425		$108,531,392

	Core Fixed Income Fund		High Yield Fund		International Fixed Income Fund		Municipal Bond Fund
Undistributed ordinary income - net	$—		$1,446,060		$1,933,265		$—
Undistributed long-term capital gains - net	—		—		—		—
Undistributed tax-exempt income - net	—		—		—		9,588

Total undistributed earnings	—		1,446,060		1,933,265		9,588
Capital loss carryforward	(231,667,043)		(24,807,484)		(7,616,755)		(7,443,316)
Other book/tax temporary differences	(1,522,362	)(a)	1	(a)	—		—
Unrealized appreciation/(depreciation)	(28,033,027)		1,566,007		(15,532,372)		(1,331,172)

Total distributable earnings/(losses) - net	$(261,222,432)		$(21,795,416)		$(21,215,862)		$(8,764,900)

Notes to Financial Statements

(continued)

	Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
Undistributed ordinary income - net	$77,997		$186,907		$3,955,046
Undistributed long-term capital gains - net	—		—		—
Undistributed tax-exempt income - net	—		—		—

Total undistributed earnings	77,997		186,907		3,955,046
Capital loss carryforward	(5,280,385)		(14,173,360)		(2,913,953)
Other book/tax temporary differences	(3	)(a)	(2	)(a)	(1	)(a)
Unrealized appreciation/(depreciation)	(8,380,425)		1,277,641		6,127,687

Total distributable earnings/(losses) - net	$(13,582,816)		$(12,708,814)		$7,168,779

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, options, swaps, Return of Capital (ROC) dividends received, real estate investments, interest accrual on defaulted bonds, the difference between book and tax amortization methods for premiums on fixed income securities, and/or the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

7. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2025, the Funds had the following net capital loss carryforwards remaining:

	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund
Short Term	$7,114,205	$57,140,176	$3,281,925	$3,566,393
Long Term	52,556,795	174,526,867	21,525,559	4,050,362

Total	$59,671,000	$231,667,043	$24,807,484	$7,616,755

	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term	$3,148,850	$—	$14,173,360	$531,340
Long Term	4,294,466	5,280,385	—	2,382,613

Total	$7,443,316	$5,280,385	$14,173,360	$2,913,953

During the year ended August 31, 2025, the following Funds utilized capital loss carryforwards:

Ultra-Short Term Fixed Income Fund
Short Term	$1,338,054
Long Term	—

Total	$1,338,054

Notes to Financial Statements

(continued)

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds’ next taxable year. For the year ended August 31, 2025, the Funds intend to defer to September 1, 2025, for U.S. federal income tax purposes the following losses:

Core Fixed Income Fund
Ordinary Late Year Losses	$—
Short-Term Post-October Loss	—
Long-Term Post-October Loss	—
Specified Late Year Loss	1,522,366

Total	$1,522,366

8. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements other than the information below.

Subsequent to August 31, 2025, the Funds made the following distributions per share:

Record Date - Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
9/1/25 – 9/30/25	$0.024251	$0.017449	$0.022812	$0.020324	$0.036610

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of

Trustees of Morgan Stanley Pathway Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Pathway Funds (the “Funds”) comprising the Morgan Stanley Pathway Large Cap Equity ETF (formerly Large Cap Equity Fund), Morgan Stanley Pathway Small-Mid Cap Equity ETF (formerly Small-Mid Cap Equity Fund), International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund, and Alternative Strategies Fund, including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, the related statements of cash flows for International Fixed Income Fund and Inflation-Linked Fixed Income Fund for the year then ended, the related statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Morgan Stanley Pathway Funds as of August 31, 2025, and the results of their operations for the year then ended, the cash flows for International Fixed Income Fund and Inflation-Linked Fixed Income Fund for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 24, 2025

We have served as the auditor of one or more Morgan Stanley Pathway Funds investment companies since 2009.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2025:

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund
Record Date	11/29/2024	11/29/2024	11/29/2024	11/29/2024	Monthly
Payable Date	12/02/2024	12/02/2024	12/02/2024	12/02/2024	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	73.89%	91.59%	73.40%	58.80%	0.00%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	71.66%	83.16%	—	—	—
Foreign Source Income	—	—	99.82%*	99.90%*	—
Foreign Tax Paid par Share	—	—	0.037680	0.033711	—
Long-term Capital Gain Dividend	0.645160	1.668998	0.398785	—	—

	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	11/29/2024	Monthly	Monthly	Monthly
Payable Date	Monthly	12/02/2024	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	0%	0%	0%	0%	0%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	0%	0%	0%	0%	0%
Foreign Source Income	—	—	—	—	—
Foreign Tax Paid par Share	—	—	—	—	—
Long-term Capital Gain Dividend	—	—	—	—	—

	Alternative Strategies Fund
Record Date	12/30/2024
Payable Date	12/31/2024
Ordinary Income:
Qualified Dividend Income for Individuals	0%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	0%
Foreign Source Income	—
Foreign Tax Paid par Share	—
Long-term Capital Gain Dividend	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof, a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement with respect to each Fund, except the Alternative Strategies Fund, dated as of October 28, 2009 (the “Management Agreement”), and an investment advisory agreement with respect to the Alternative Strategies Fund, dated as of December 20, 2017 (the “IM Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement and IM Agreement, the “Agreements”) between the Manager and each of the Sub-advisers. Pursuant to the IM Agreement, the Manager serves as the investment adviser for the Alternative Strategies Fund.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

At an in-person meeting held on June 3 and June 4, 2025 (the “Meeting”), the Board, including a majority of the Independent Trustees, approved the continuance of the Agreements for an additional year. In connection with the Meeting and at other meetings during the course of the year, the Independent Trustees requested and received information from the Manager and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and Sub-advisers under the Agreements. The information received and considered by the Independent Trustees both in conjunction with the Meeting and throughout the year was both written and oral. The Independent Trustees were assisted in their reviews by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. In addition to the Management Agreement and the IM Agreement, the Board approved at the Meeting the Subadvisory Agreements with the following Sub-advisers on behalf of the indicated Fund to continue for another year:

Sub-adviser Name	Fund(s) Serviced

The Consulting Group, Consulting Group Advisory Services LLC	♦ Alternative Strategies Fund

AllianceBernstein L.P.	♦ Morgan Stanley Pathway Small-Mid Cap Equity ETF**

Allspring Global Investments	♦ Core Fixed Income Fund

BlackRock Financial Management, Inc.

♦ Morgan Stanley Pathway Large Cap Equity ETF*

♦ Morgan Stanley Pathway Small-Mid Cap Equity ETF**

♦ International Equity Fund

♦ Emerging Markets Equity Fund

♦ Core Fixed Income Fund

♦ Municipal Bond Fund

Causeway Capital Management LLC	♦ International Equity Fund

ClearBridge Investments, LLC	♦ Morgan Stanley Pathway Large Cap Equity ETF*

Great Lakes Advisors, LLC	♦ Morgan Stanley Pathway Large Cap Equity ETF*

J.P. Morgan Investment Management	♦ Core Fixed Income

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Sub-adviser Name	Fund(s) Serviced

Lazard Asset Management LLC	♦ Emerging Markets Equity Fund

Martin Currie Inc.	♦ Emerging Markets Equity Fund

Neuberger Berman Investment Advisers LLC	♦ Morgan Stanley Pathway Small-Mid Cap Equity ETF**

Pacific Investment Management Company LLC	♦ International Fixed Income Fund ♦ Inflation-Linked Fixed Income Fund ♦ Ultra-Short Term Fixed Income Fund

PineBridge Investments LLC	♦ High Yield Fund

Principal Asset Management	♦ Morgan Stanley Pathway Large Cap Equity ETF*

Schroders Investment Management North America Inc.	♦ International Equity Fund

Van Eck Associates Corporation	♦ Emerging Markets Equity Fund

Victory Capital Management, Inc.	♦ International Equity Fund

Walter Scott & Partners Limited	♦ International Equity Fund

Westfield Capital Management Company, L.P.	♦ Morgan Stanley Pathway Small-Mid Cap Equity ETF**

*	Formerly known as the Large Cap Equity Fund.
**	Formerly known as the Small-Mid Cap Equity Fund.

In voting to approve the Agreements at the Meeting, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services Provided Under the Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advisers under the respective Agreements during the Meeting and during the past year. The Independent Trustees considered information regarding the process by which the Manager selected and recommended the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers. The Independent Trustees noted that the Manager monitors and evaluates the performance of each Fund’s Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the relevant Fund. The Board also received a description of the administrative and other services rendered to the Trust and its shareholders during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Trust’s affairs and its role in coordinating the activities of the Sub-advisers and the Trust’s other service providers. The Board considered each Sub-adviser’s specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the segment of the Fund’s assets managed by the respective Sub-adviser, and other key personnel at the Sub-adviser. The Board considered each Sub-adviser’s investment process and capabilities, evaluating, if applicable, how the Sub-adviser complemented each of the other Sub-advisers, if any, to the respective Fund. With respect to the Alternative Strategies Fund, the Independent Trustees considered the Manager’s investment process and capabilities managing assets and the Manager’s specific responsibilities in all aspects of day-to-day management of the Fund’s assets, as well as the qualification, experience and responsibilities of the person who serves as the portfolio manager for the Alternative Strategies Fund.

The Independent Trustees also discussed the acceptability of the terms of the Management Agreement, IM Agreement and Sub-Advisory Agreements. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services provided to the Funds by the Sub-advisers. The Board also reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including those specific to the Manager providing day-to-day management of the Alternative Strategies Fund’s assets, and those of each Sub-adviser.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

During the course of the year and at the Meeting, the Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior personnel and the portfolio management team primarily responsible for the management of the Funds and the selection and evaluation of Sub-Advisers. The Board also considered the Manager’s and the Sub-advisers’ brokerage policies and practices, transaction execution standards, policies and practices regarding soft dollars, and quality controls applicable to brokerage allocation procedures. The Board also considered the risks associated with the Trust borne by the Manager and its affiliates (such as entrepreneurial, operational and regulatory risk), as well as the Manager’s risk management processes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement, IM Agreement and Subadvisory Agreements were adequate and appropriate.

Fund Performance

As to each Fund, the Board received and considered performance information for the Fund and for all retail and institutional funds, regardless of asset size or primary channel of distribution, in the Fund’s Lipper category (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. As to each Fund, the Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Fund’s Performance Universe. As to each Fund, the Board received and considered performance information provided by Morningstar for the Fund and funds in the Fund’s Morningstar category. It was noted that, while the Board has found the Broadridge and Morningstar data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group category and its composition over time. The Board also noted that it had received and discussed with advisory personnel of the Trust at periodic intervals throughout the year information on the investment performance of each Fund in comparison to similar mutual funds and ETFs, if applicable, and benchmark performance indices. As to each Sub-adviser, the Board received and considered performance information provided by the Manager for the Sub-adviser managing the portion of the respective Fund’s assets allocated to it. In addition, the Board considered the Funds’ performance in light of overall financial market conditions.

The Board received information from management regarding the Sub-advisers’ historical performance returns managing the Funds (in the case of renewals), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy employed by each Sub-adviser in the management of the applicable Funds’ assets. The Board discussed the reputation and experience of the Sub-advisers, their portfolio managers’ experience, and the Adviser’s reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew the Management Agreement, IM Agreement and Sub-Advisory Agreements.

The Trustees determined to continue to evaluate the Funds’ performance and that of their respective Sub-advisers, as applicable, and to continue to periodically review Fund performance with the Manager.

Management Fees and Expense Ratios

As to each Fund, the Board reviewed and considered the contractual management fee rate (“Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-advisers, respectively. The Board also reviewed and considered the actual management fee rate (“Actual Management Fee”) paid by each Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund, which reduced the management fee paid to the Manager. The Board noted that the Manager has contractually agreed to waive fees and reimburse expenses in order to keep each Fund’s management fees from exceeding the total amount of sub-advisory fees, if any, paid by the Manager plus 0.20% based on average net assets of the Fund. The Board also noted that the compensation paid to the Sub-advisers is paid by the Manager, not the applicable Funds, and, accordingly, that the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by such Funds and their shareholders. The Board also reviewed with management the scope of services provided to the Funds by the Manager, noting that the Funds are provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-advisers. The Board considered the amount of the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

management fee retained by the Manager after payment of sub-advisory fees to the Sub-advisers, in each case in light of the services rendered for those amounts. The Board also considered and discussed information about the Sub-advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-advisers.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s actual total expenses with those of a group of funds selected by Broadridge as comparable to the particular Fund (the “Expense Group”) and a broader group of retail no-load funds or ETFs, as applicable, selected by Broadridge (the “Expense Universe”). The Trustees also received and considered information comparing the sub-advisory fees payable by the respective Fund, as applicable, with those payable by a group of funds selected by Broadridge as comparable to the particular Fund and a broader group of retail no-load funds selected by Broadridge. The Trustees also reviewed comparative expense information provided by Broadridge with respect to transfer agent and custodian fees, and other non-management expenses, in addition to the management fee. The Independent Trustees also considered the total expenses of the comparison group, excluding Rule 12b-1 and non-12b-1 fees. As to each Fund, the Board also received and considered net expense ratio and management fee information provided by Morningstar for the Fund and funds in the Fund’s Morningstar category. It was noted that while the Board found the Broadridge and Morningstar data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group and category and the fiscal year ends of the peer group funds.

The Board determined that, as to each Fund, the management fee paid by the Fund to the Manager and the sub-advisory fees paid by the Manager to the Sub-advisers, as applicable, were reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. To the extent available, the Board also reviewed information provided by the Sub-advisers with respect to the relevant Sub-adviser’s profitability in providing sub-advisory services to the Funds. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

As to each Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management resources.

Other Benefits to the Manager and the Sub-advisers

As to each Fund, the Board considered other benefits received by the Manager, the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the Manager’s costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the profits and ancillary benefits that the Manager, the Sub-advisers and their affiliates received were considered reasonable.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Based on their discussions and considerations, including those described above, the Board approved the Management Agreement, the IM Agreement and the Subadvisory Agreements to continue for another year. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Agreements.

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Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

MORGAN STANLEY SMITH BARNEY LLC

Distributor of Morgan Stanley Pathway Mutual Funds

FORESIDE FUND SERVICES, LLC

Distributor and Principal Underwriter of Morgan Stanley Pathway ETFs

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

© 2025 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	October 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	October 28, 2025

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	October 28, 2025